    FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 18, 2014
               REGISTRATION NO. 333-131035 INVESTMENT COMPANY ACT NO. 811-07975

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

                               -----------------

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        POST-EFFECTIVE AMENDMENT NO. 39

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 146

                               -----------------

      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                          (EXACT NAME OF REGISTRANT)

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                              (NAME OF DEPOSITOR)

                               -----------------

                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-7333
   (ADDRESS AND TELEPHONE NUMBER OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                              SUN-JIN MOON, ESQ.
                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-6000
           (Name, address and telephone number of agent for service)

                                  COPIES TO:

                               WILLIAM J. EVERS
                                VICE PRESIDENT
                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                             213 WASHINGTON STREET
                             NEWARK, NJ 07102-2992
                                (973) 802-3716

Approximate Date of Proposed Sale to the Public: Continuous

                               -----------------

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on December 30, 2014 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(i) of Rule 485

[_] on ________ pursuant to paragraph (a)(i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on ________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     TITLE OF SECURITIES BEING REGISTERED:

              INTEREST IN INDIVIDUAL VARIABLE ANNUITY CONTRACTS.

================================================================================

EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 39 to Registration Statement No. 333-131035 for the purpose of including in the Registration Statement a Prospectus supplement, a revised Statement of Additional Information, including financial statements filed therewith, and Part C. This Post-Effective Amendment No. 39 incorporates by reference the prospectus dated April 30, 2014, contained in Part A of Post-Effective Amendment No. 38, filed on April 11, 2014.

                         PRUCO LIFE INSURANCE COMPANY
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

                      Supplement dated December 30, 2014
                     to Prospectuses dated April 30, 2014

This supplement should be read and retained with the prospectus for your Annuity. This supplement is intended to update certain information in the Prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current prospectus, please call us at 1-888-PRU-2888.

This supplement describes a new portfolio of the Advanced Series Trust ("AST").

New AST Portfolio

AST Bond Portfolio 2026. Effective on or about January 2, 2015, a variable investment option that invests in this Portfolio will be added to your Annuity. Please note, however, that the investment option is not available for the allocation of Purchase Payments or for transfers - either incoming or outgoing. This Portfolio is available only with certain optional living benefits. The inside front cover of the prospectus is hereby amended to include the name of this new Portfolio.

In conjunction with the changes described above, we have revised the table in the Prospectus entitled "Underlying Mutual Fund Portfolio Annual Expenses" in "Summary of Contract Fees and Charges".

                                                         Broker
                                                          Fees               Total                    Net
                                               Dividend   and    Acquired   Annual    Contractual   Annual
                                  Distribution Expense  Expenses Portfolio Portfolio  Fee Waiver     Fund
Underlying  Management  Other       (12b-1)    on Short on Short  Fees &   Operating  or Expense   Operating
Portfolio      Fees    Expenses       Fees      Sales    Sales   Expenses  Expenses  Reimbursement Expenses
----------  ---------- --------   ------------ -------- -------- --------- --------- ------------- ---------
AST Bond
  Portfolio
  2026         0.63%     0.05%/1/     0.10%      0.00%    0.00%    0.00%     0.78%       0.00%       0.78%

/1/ The Portfolio will commence operations on or about January 2, 2015. Estimate based in part on assumed average daily net assets of $300 million for the Portfolio for the fiscal period ending December 31, 2015.

In the section titled, "Investment Options," we add the following summary description for the Portfolio described above to the Investment
Objectives/Policies table as follows:

                                                                                  PORTFOLIO
STYLE/                                                                             ADVISOR/
TYPE                   INVESTMENT OBJECTIVES/POLICIES                           SUBADVISOR(S)
------    --------------------------------------------------------- ---------------------------------------
FIXED     AST Bond Portfolio 2026 : Seeks the highest total return  Prudential Investment Management, Inc.
  INCOME  for a specific period of time, consistent with the preservation of capital and liquidity needs

GENPRODSUP4

                                    PART B
                      STATEMENT OF ADDITIONAL INFORMATION


               APRIL 30, 2014, AS SUPPLEMENTED DECEMBER 30, 2014


  PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT VARIABLE
                               ANNUITY CONTRACTS

The Prudential Premier Variable Annuity B Series(SM) ("B Series"), Prudential Premier Variable Annuity L Series(SM) ("L Series"), and Prudential Premier Variable Annuity X Series(SM) ("X Series") annuity contracts (the "Annuities" or the "Annuity") are individual variable annuity contracts issued by Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account"). Each Annuity could be purchased by making an initial purchase payment of $10,000 or more (except for the B Series, which has a $1,000 minimum initial purchase payment). With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.

This Statement of Additional Information is not a prospectus and should be read in conjunction with the B Series, L Series, and X Series prospectus dated
April 30, 2014, as supplemented. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.

                               TABLE OF CONTENTS

                                                               PAGE
                                                               ----
            Company...........................................   2
            Experts...........................................   2
            Principal Underwriter.............................   2
            Payments Made to Promote Sale of Our Products.....   2
            Determination of Accumulation Unit Values.........   4
            Separate Account Financial Information............  A1
            Company Financial Information.....................  B1

         PRUCO LIFE INSURANCE                    PRUDENTIAL ANNUITY
                COMPANY                            SERVICE CENTER
             OF NEW JERSEY                          P.O. BOX 7960
         213 WASHINGTON STREET                      PHILADELPHIA,
        NEWARK, NJ  07102-2992                   PENNSYLVANIA 19176
                                              TELEPHONE: (888) PRU-2888

Prudential Premier Variable Annuity B Series(SM), Prudential Premier Variable Annuity L Series(SM), and Prudential Premier Variable Annuity X Series(SM) are service marks of The Prudential Insurance Company of America.

                                    COMPANY

Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. Pruco Life of New Jersey is licensed to sell life insurance and annuities in the states of New Jersey and New York.

Pruco Life of New Jersey is a wholly-owned subsidiary of Pruco Life Insurance Company, which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.

                                    EXPERTS

The financial statements of Pruco Life Insurance Company of New Jersey as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013 and the financial statements of Pruco Life of New Jersey Flexible Premium Variable Annuity Account as of December 31, 2013 and for each of the two years in the period then ended December 31, 2013, included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 300 Madison Avenue, New York, New York 10017.

                             PRINCIPAL UNDERWRITER

Prudential Annuities Distributors, Inc. LLC ("PAD"), an indirect wholly-owned subsidiary of Prudential Financial, offers each Annuity on a continuous basis through corporate office and regional home office employees in those states in which annuities may be lawfully sold. It may also offer the Annuities through licensed insurance producers, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.

With respect to all individual annuities issued by PLNJ, PAD received commissions of $75,673,069, $106,497,788 and $97,819,083 in 2013, 2012, and
2011 respectively. PAD retained none of those commissions.

As discussed in the prospectus, Pruco Life of New Jersey pays commissions to broker/dealers that sell the Annuities according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life of New Jersey may pay trail commissions to selling firms to pay to its registered representatives who maintain an ongoing relationship with an annuity owner. Typically, a trail commission is compensation that is paid periodically, the amount of which is linked to the value of the Annuities and the amount of time that the Annuities have been in effect.

                 PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS

In an effort to promote the sale of our products (which may include the placement of Pruco Life of New Jersey and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD may enter into marketing service agreements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing, administrative services and/or other services they provide. These services may include, but are not limited to: educating customers of the firm on each Annuity's features; conducting due diligence and analysis, providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the annuity; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval. We and/or PAD also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. To the extent permitted by FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

The list below identifies three general types of payments that PAD pays to registered broker-dealers and firms which are broadly defined as follows:

   . Percentage Payments based upon "Assets under Management" or "AUM": This type of payment is a percentage payment that is based upon the total amount held in all Pruco Life of New Jersey products that were sold through the firm.

   . Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as purchase payments under Pruco Life of New Jersey annuity products sold through the firm.

   . Fixed payments: These types of payments are made directly to or in sponsorship of the firm.

Examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope. In addition, we may make payments upon the initiation of a relationship for systems, operational and other support.

The list in the prospectus includes the names of the firms (or their affiliated broker/dealers) that we are aware (as of December 31, 2013) received payment with respect to annuity business during 2013 (or as to which a payment amount was accrued during 2013). The firms listed include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract. During 2013, the least amount paid, and greatest amount paid, were $6.09 and $8,190,573.05 respectively.

                   DETERMINATION OF ACCUMULATION UNIT VALUES

The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each subaccount will be determined by multiplying the value of a Unit of that subaccount for the preceding business day by the net investment factor for that subaccount for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the subaccount for that day by the value of the assets of the subaccount for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. The value of the assets of a subaccount is determined by multiplying the number of shares of Advanced Series Trust (the "Trust") or other funds held by that subaccount by the net asset value of each share and adding the value of dividends declared by the Trust or other fund but not yet paid.

As we have indicated in the prospectus, each Annuity allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such annuity feature. In the prospectus, we set out historical unit values corresponding to the highest and lowest combination of charges. Here, we set out the remaining historical unit values.

                               PREMIER B SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ONLY (1.40%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97031    $10.56695        2,034
   01/01/2007 to 12/31/2007...........  $10.56695    $11.37993       21,637
   01/01/2008 to 12/31/2008...........  $11.37993    $ 7.65052       61,164
   01/01/2009 to 12/31/2009...........  $ 7.65052    $ 9.38262      103,577
   01/01/2010 to 12/31/2010...........  $ 9.38262    $10.36013      111,884
   01/01/2011 to 12/31/2011...........  $10.36013    $ 9.94560       79,825
   01/01/2012 to 12/31/2012...........  $ 9.94560    $11.04063       37,026
   01/01/2013 to 12/31/2013...........  $11.04063    $11.97425       38,150
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98903    $10.51047          409
   01/01/2007 to 12/31/2007...........  $10.51047    $11.35002          762
   01/01/2008 to 12/31/2008...........  $11.35002    $ 7.85721       19,402
   01/01/2009 to 12/31/2009...........  $ 7.85721    $ 9.77902       10,935
   01/01/2010 to 12/31/2010...........  $ 9.77902    $10.96581       11,983
   01/01/2011 to 12/31/2011...........  $10.96581    $10.82680        9,938
   01/01/2012 to 12/31/2012...........  $10.82680    $12.13445       10,196
   01/01/2013 to 12/31/2013...........  $12.13445    $13.94823        9,971
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98466    $11.04630            0
   01/01/2007 to 12/31/2007...........  $11.04630    $10.88138        1,038
   01/01/2008 to 12/31/2008...........  $10.88138    $ 7.00249        1,031
   01/01/2009 to 12/31/2009...........  $ 7.00249    $ 8.13330           58
   01/01/2010 to 12/31/2010...........  $ 8.13330    $ 9.13168           52
   01/01/2011 to 12/31/2011...........  $ 9.13168    $ 9.32741          140
   01/01/2012 to 05/04/2012...........  $ 9.32741    $10.14429            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97972    $10.52337            0
   01/01/2007 to 12/31/2007...........  $10.52337    $11.31927            0
   01/01/2008 to 12/31/2008...........  $11.31927    $ 7.95908       62,922
   01/01/2009 to 12/31/2009...........  $ 7.95908    $ 9.67779      110,693
   01/01/2010 to 12/31/2010...........  $ 9.67779    $10.71940      104,472
   01/01/2011 to 12/31/2011...........  $10.71940    $10.44310      113,848
   01/01/2012 to 12/31/2012...........  $10.44310    $11.58364      119,961
   01/01/2013 to 12/31/2013...........  $11.58364    $13.43971      118,812

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99886    $ 9.18392            0
   01/01/2012 to 12/31/2012...........  $ 9.18392    $10.13441            0
   01/01/2013 to 12/31/2013...........  $10.13441    $11.07923            0
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99886    $10.51979            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98002    $10.62541          306
   01/01/2007 to 12/31/2007...........  $10.62541    $11.49740       10,252
   01/01/2008 to 12/31/2008...........  $11.49740    $ 7.37696       34,509
   01/01/2009 to 12/31/2009...........  $ 7.37696    $ 9.11790       78,324
   01/01/2010 to 12/31/2010...........  $ 9.11790    $10.19470       79,487
   01/01/2011 to 12/31/2011...........  $10.19470    $ 9.81023       68,475
   01/01/2012 to 12/31/2012...........  $ 9.81023    $11.00221       79,055
   01/01/2013 to 12/31/2013...........  $11.00221    $13.31115       81,300
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99886    $11.69035            0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.88729    $12.14117           26
   01/01/2007 to 12/31/2007...........  $12.14117    $ 9.58557          461
   01/01/2008 to 12/31/2008...........  $ 9.58557    $ 6.13964          408
   01/01/2009 to 12/31/2009...........  $ 6.13964    $ 7.98820        2,139
   01/01/2010 to 12/31/2010...........  $ 7.98820    $10.13822        3,415
   01/01/2011 to 12/31/2011...........  $10.13822    $10.65738        4,767
   01/01/2012 to 12/31/2012...........  $10.65738    $12.12312        4,667
   01/01/2013 to 12/31/2013...........  $12.12312    $12.33031        4,922
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98313    $10.47569            0
   01/01/2007 to 12/31/2007...........  $10.47569    $ 8.49487          923
   01/01/2008 to 07/18/2008...........  $ 8.49487    $ 7.79489            0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99886    $ 9.70737            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99886    $ 9.96780            0
   01/01/2007 to 12/31/2007...........  $ 9.96780    $10.93150          798
   01/01/2008 to 12/31/2008...........  $10.93150    $ 6.02708          798
   01/01/2009 to 12/31/2009...........  $ 6.02708    $ 7.88526            0
   01/01/2010 to 12/31/2010...........  $ 7.88526    $10.30726            0
   01/01/2011 to 12/31/2011...........  $10.30726    $ 8.83227          447
   01/01/2012 to 12/31/2012...........  $ 8.83227    $10.45861          445
   01/01/2013 to 12/31/2013...........  $10.45861    $14.52364          443

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10368    $ 7.52057            0
   01/01/2009 to 12/31/2009...........  $ 7.52057    $ 8.99129          177
   01/01/2010 to 12/31/2010...........  $ 8.99129    $10.04846          171
   01/01/2011 to 12/31/2011...........  $10.04846    $ 9.66500           93
   01/01/2012 to 12/31/2012...........  $ 9.66500    $10.83101          114
   01/01/2013 to 12/31/2013...........  $10.83101    $12.73478        1,299
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99886    $10.54657            0
   01/01/2007 to 12/31/2007...........  $10.54657    $11.29022            0
   01/01/2008 to 12/31/2008...........  $11.29022    $ 7.29440       12,050
   01/01/2009 to 12/31/2009...........  $ 7.29440    $ 8.90938       22,976
   01/01/2010 to 12/31/2010...........  $ 8.90938    $10.04843       22,831
   01/01/2011 to 12/31/2011...........  $10.04843    $ 9.76073       25,823
   01/01/2012 to 12/31/2012...........  $ 9.76073    $10.64957       25,946
   01/01/2013 to 12/31/2013...........  $10.64957    $12.05276       25,711
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99886    $ 7.48243            0
   01/01/2009 to 11/13/2009...........  $ 7.48243    $ 8.38866            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99886    $10.76808      110,119
   01/01/2013 to 12/31/2013...........  $10.76808    $13.21819      119,404
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99886    $10.83677            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17554    $ 6.12120            0
   01/01/2009 to 12/31/2009...........  $ 6.12120    $ 8.15552        2,641
   01/01/2010 to 12/31/2010...........  $ 8.15552    $ 9.66742        2,839
   01/01/2011 to 12/31/2011...........  $ 9.66742    $ 9.05374        1,516
   01/01/2012 to 12/31/2012...........  $ 9.05374    $11.32180        2,015
   01/01/2013 to 12/31/2013...........  $11.32180    $11.65092            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93522    $10.27272           15
   01/01/2007 to 12/31/2007...........  $10.27272    $11.54768        1,043
   01/01/2008 to 12/31/2008...........  $11.54768    $ 6.80215        1,043
   01/01/2009 to 12/31/2009...........  $ 6.80215    $10.02194           14
   01/01/2010 to 12/31/2010...........  $10.02194    $10.90040           14
   01/01/2011 to 12/31/2011...........  $10.90040    $10.32470           14
   01/01/2012 to 12/31/2012...........  $10.32470    $12.19438           13
   01/01/2013 to 12/31/2013...........  $12.19438    $15.60249           13

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96082    $11.05658            0
   01/01/2007 to 12/31/2007...........  $11.05658    $11.46217            0
   01/01/2008 to 12/31/2008...........  $11.46217    $ 6.70422            0
   01/01/2009 to 12/31/2009...........  $ 6.70422    $ 7.88035            0
   01/01/2010 to 12/31/2010...........  $ 7.88035    $ 8.77303            0
   01/01/2011 to 12/31/2011...........  $ 8.77303    $ 8.17450            0
   01/01/2012 to 12/31/2012...........  $ 8.17450    $ 9.64702            0
   01/01/2013 to 12/31/2013...........  $ 9.64702    $12.70505            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95821    $ 9.88690            7
   01/01/2007 to 12/31/2007...........  $ 9.88690    $11.63610          969
   01/01/2008 to 12/31/2008...........  $11.63610    $ 6.79421        1,050
   01/01/2009 to 12/31/2009...........  $ 6.79421    $10.52603        2,189
   01/01/2010 to 12/31/2010...........  $10.52603    $12.43875        2,514
   01/01/2011 to 12/31/2011...........  $12.43875    $11.90199        3,497
   01/01/2012 to 12/31/2012...........  $11.90199    $14.03983        3,279
   01/01/2013 to 12/31/2013...........  $14.03983    $18.30315        3,233
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08935    $ 7.62976        9,645
   01/01/2009 to 12/31/2009...........  $ 7.62976    $ 9.28381       28,168
   01/01/2010 to 12/31/2010...........  $ 9.28381    $10.21746       27,766
   01/01/2011 to 12/31/2011...........  $10.21746    $10.02557       29,319
   01/01/2012 to 12/31/2012...........  $10.02557    $10.88847       29,415
   01/01/2013 to 12/31/2013...........  $10.88847    $11.79271       30,232
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03374    $ 7.64904            0
   01/01/2009 to 12/31/2009...........  $ 7.64904    $ 9.56872        3,968
   01/01/2010 to 12/31/2010...........  $ 9.56872    $11.96255        3,893
   01/01/2011 to 12/31/2011...........  $11.96255    $11.95115        2,251
   01/01/2012 to 12/31/2012...........  $11.95115    $13.63512        3,166
   01/01/2013 to 12/31/2013...........  $13.63512    $18.66595        1,139
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94956    $11.03865           37
   01/01/2007 to 12/31/2007...........  $11.03865    $11.01375        1,005
   01/01/2008 to 12/31/2008...........  $11.01375    $ 6.81010          931
   01/01/2009 to 12/31/2009...........  $ 6.81010    $ 7.94241          925
   01/01/2010 to 12/31/2010...........  $ 7.94241    $ 8.80734          920
   01/01/2011 to 12/31/2011...........  $ 8.80734    $ 8.64319          915
   01/01/2012 to 12/31/2012...........  $ 8.64319    $ 9.66596          911
   01/01/2013 to 12/31/2013...........  $ 9.66596    $12.83342          906

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99886    $10.58693            0
   01/01/2007 to 12/31/2007...........  $10.58693    $10.69905          986
   01/01/2008 to 12/31/2008...........  $10.69905    $ 7.85611          981
   01/01/2009 to 12/31/2009...........  $ 7.85611    $10.50209        5,938
   01/01/2010 to 12/31/2010...........  $10.50209    $11.75527        6,668
   01/01/2011 to 12/31/2011...........  $11.75527    $11.96101        6,578
   01/01/2012 to 12/31/2012...........  $11.96101    $13.43228        6,384
   01/01/2013 to 12/31/2013...........  $13.43228    $14.19788        6,165
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99238    $10.62617           30
   01/01/2007 to 12/31/2007...........  $10.62617    $12.47532        1,088
   01/01/2008 to 12/31/2008...........  $12.47532    $ 6.12290        5,055
   01/01/2009 to 12/31/2009...........  $ 6.12290    $ 8.16926        1,345
   01/01/2010 to 12/31/2010...........  $ 8.16926    $ 9.22453        1,337
   01/01/2011 to 12/31/2011...........  $ 9.22453    $ 7.92152        1,280
   01/01/2012 to 12/31/2012...........  $ 7.92152    $ 9.40319        1,136
   01/01/2013 to 12/31/2013...........  $ 9.40319    $11.04059        1,134
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.01053    $10.88971           36
   01/01/2007 to 12/31/2007...........  $10.88971    $12.65064           59
   01/01/2008 to 12/31/2008...........  $12.65064    $ 6.98609          117
   01/01/2009 to 12/31/2009...........  $ 6.98609    $ 8.99093       12,020
   01/01/2010 to 12/31/2010...........  $ 8.99093    $ 9.84949       13,803
   01/01/2011 to 12/31/2011...........  $ 9.84949    $ 8.49467        8,166
   01/01/2012 to 12/31/2012...........  $ 8.49467    $ 9.77427       11,502
   01/01/2013 to 12/31/2013...........  $ 9.77427    $11.51579            6
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99886    $10.75975      208,871
   01/01/2009 to 12/31/2009...........  $10.75975    $11.81058       32,158
   01/01/2010 to 12/31/2010...........  $11.81058    $12.90677        9,298
   01/01/2011 to 12/31/2011...........  $12.90677    $14.31277      162,322
   01/01/2012 to 12/31/2012...........  $14.31277    $15.44196       79,154
   01/01/2013 to 12/31/2013...........  $15.44196    $14.74413       18,605
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11187    $ 7.15278        2,101
   01/01/2009 to 12/31/2009...........  $ 7.15278    $ 8.93513        9,986
   01/01/2010 to 12/31/2010...........  $ 8.93513    $10.02926       10,507
   01/01/2011 to 12/31/2011...........  $10.02926    $ 9.83462        7,983
   01/01/2012 to 12/31/2012...........  $ 9.83462    $11.01608       13,072
   01/01/2013 to 12/31/2013...........  $11.01608    $12.63286       12,981

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99886    $10.60289            0
   01/01/2007 to 12/31/2007...........  $10.60289    $11.44280        1,852
   01/01/2008 to 12/31/2008...........  $11.44280    $ 6.61495        1,448
   01/01/2009 to 12/31/2009...........  $ 6.61495    $ 8.86434        7,684
   01/01/2010 to 12/31/2010...........  $ 8.86434    $ 9.36879        4,521
   01/01/2011 to 12/31/2011...........  $ 9.36879    $ 8.39422        4,410
   01/01/2012 to 12/31/2012...........  $ 8.39422    $10.09177        4,216
   01/01/2013 to 12/31/2013...........  $10.09177    $11.48122        4,010
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96751    $10.55923            0
   01/01/2007 to 12/31/2007...........  $10.55923    $10.61491        1,748
   01/01/2008 to 12/31/2008...........  $10.61491    $ 8.62421       10,898
   01/01/2009 to 12/31/2009...........  $ 8.62421    $10.37793       38,792
   01/01/2010 to 12/31/2010...........  $10.37793    $10.98367       37,725
   01/01/2011 to 12/31/2011...........  $10.98367    $10.85754       35,166
   01/01/2012 to 12/31/2012...........  $10.85754    $11.85524       34,170
   01/01/2013 to 12/31/2013...........  $11.85524    $12.98141       33,683
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08425    $10.29432            0
   01/01/2010 to 12/31/2010...........  $10.29432    $11.30106            0
   01/01/2011 to 12/31/2011...........  $11.30106    $11.21908            0
   01/01/2012 to 12/31/2012...........  $11.21908    $12.74431            0
   01/01/2013 to 12/31/2013...........  $12.74431    $17.15504            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14563    $10.30407            0
   01/01/2010 to 12/31/2010...........  $10.30407    $11.55643            0
   01/01/2011 to 12/31/2011...........  $11.55643    $10.72788            0
   01/01/2012 to 12/31/2012...........  $10.72788    $11.97970            0
   01/01/2013 to 12/31/2013...........  $11.97970    $15.52752            0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96018    $11.03471           14
   01/01/2007 to 12/31/2007...........  $11.03471    $10.55651           13
   01/01/2008 to 12/31/2008...........  $10.55651    $ 6.09126           13
   01/01/2009 to 12/31/2009...........  $ 6.09126    $ 7.17456       14,675
   01/01/2010 to 12/31/2010...........  $ 7.17456    $ 8.00669       16,812
   01/01/2011 to 12/31/2011...........  $ 8.00669    $ 7.56590        9,144
   01/01/2012 to 12/31/2012...........  $ 7.56590    $ 8.72130       12,833
   01/01/2013 to 12/31/2013...........  $ 8.72130    $12.02934           12

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94833    $10.23754           0
   01/01/2007 to 12/31/2007...........  $10.23754    $11.60620       1,219
   01/01/2008 to 12/31/2008...........  $11.60620    $ 6.44853       1,218
   01/01/2009 to 12/31/2009...........  $ 6.44853    $ 8.25196         244
   01/01/2010 to 12/31/2010...........  $ 8.25196    $ 9.74555         244
   01/01/2011 to 12/31/2011...........  $ 9.74555    $ 9.52339       1,431
   01/01/2012 to 12/31/2012...........  $ 9.52339    $10.54373       1,489
   01/01/2013 to 12/31/2013...........  $10.54373    $14.20511       1,556
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99886    $10.50093          10
   01/01/2007 to 12/31/2007...........  $10.50093    $10.98556          10
   01/01/2008 to 12/31/2008...........  $10.98556    $ 8.31466          10
   01/01/2009 to 12/31/2009...........  $ 8.31466    $11.03739       2,034
   01/01/2010 to 12/31/2010...........  $11.03739    $12.34519       1,801
   01/01/2011 to 12/31/2011...........  $12.34519    $13.41314       1,590
   01/01/2012 to 12/31/2012...........  $13.41314    $14.01209       1,490
   01/01/2013 to 12/31/2013...........  $14.01209    $13.54220       1,377
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96040    $11.12645           0
   01/01/2007 to 12/31/2007...........  $11.12645    $12.00366           0
   01/01/2008 to 12/31/2008...........  $12.00366    $ 7.81416           0
   01/01/2009 to 12/31/2009...........  $ 7.81416    $10.13427       5,346
   01/01/2010 to 12/31/2010...........  $10.13427    $11.19842       2,187
   01/01/2011 to 12/31/2011...........  $11.19842    $10.69804       1,432
   01/01/2012 to 12/31/2012...........  $10.69804    $12.98497       2,001
   01/01/2013 to 12/31/2013...........  $12.98497    $16.34438       1,575
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93197    $10.40413           0
   01/01/2007 to 12/31/2007...........  $10.40413    $11.80991           0
   01/01/2008 to 12/31/2008...........  $11.80991    $ 7.41859          84
   01/01/2009 to 12/31/2009...........  $ 7.41859    $ 9.09434       3,770
   01/01/2010 to 12/31/2010...........  $ 9.09434    $10.11535       4,353
   01/01/2011 to 12/31/2011...........  $10.11535    $ 9.91652       2,603
   01/01/2012 to 12/31/2012...........  $ 9.91652    $11.45019       4,009
   01/01/2013 to 12/31/2013...........  $11.45019    $15.43706       3,317
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99886    $10.20714           0
   01/01/2013 to 12/31/2013...........  $10.20714    $13.53945           0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.92929    $10.42395           6
   01/01/2007 to 12/31/2007...........  $10.42395    $10.56215         618
   01/01/2008 to 12/31/2008...........  $10.56215    $ 6.44504         615
   01/01/2009 to 12/31/2009...........  $ 6.44504    $ 8.82770         611
   01/01/2010 to 12/31/2010...........  $ 8.82770    $10.76122         608
   01/01/2011 to 12/31/2011...........  $10.76122    $10.24655         605
   01/01/2012 to 12/31/2012...........  $10.24655    $11.96535         601
   01/01/2013 to 12/31/2013...........  $11.96535    $15.62524         598

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00004    $10.22826            0
   01/01/2007 to 12/31/2007...........  $10.22826    $10.58091            0
   01/01/2008 to 12/31/2008...........  $10.58091    $10.69657        1,194
   01/01/2009 to 12/31/2009...........  $10.69657    $10.57454       12,734
   01/01/2010 to 12/31/2010...........  $10.57454    $10.43133       44,817
   01/01/2011 to 12/31/2011...........  $10.43133    $10.28955        1,789
   01/01/2012 to 12/31/2012...........  $10.28955    $10.14809        2,890
   01/01/2013 to 12/31/2013...........  $10.14809    $10.00817        1,090
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.03599    $10.18041            0
   01/01/2007 to 12/31/2007...........  $10.18041    $10.35735          788
   01/01/2008 to 12/31/2008...........  $10.35735    $ 5.89784          788
   01/01/2009 to 12/31/2009...........  $ 5.89784    $ 8.18054        1,835
   01/01/2010 to 12/31/2010...........  $ 8.18054    $ 9.95836        1,676
   01/01/2011 to 12/31/2011...........  $ 9.95836    $ 9.57702        1,202
   01/01/2012 to 12/31/2012...........  $ 9.57702    $11.06234        1,190
   01/01/2013 to 12/31/2013...........  $11.06234    $15.49248        1,195
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02877    $10.07550            0
   01/01/2012 to 12/31/2012...........  $10.07550    $10.42040            0
   01/01/2013 to 12/31/2013...........  $10.42040    $ 9.98544            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96524    $10.22343            0
   01/01/2007 to 12/31/2007...........  $10.22343    $12.32013          437
   01/01/2008 to 12/31/2008...........  $12.32013    $ 6.90324          434
   01/01/2009 to 12/31/2009...........  $ 6.90324    $ 8.83596        2,325
   01/01/2010 to 12/31/2010...........  $ 8.83596    $11.21291        2,096
   01/01/2011 to 12/31/2011...........  $11.21291    $11.24468        1,298
   01/01/2012 to 12/31/2012...........  $11.24468    $12.46242        2,036
   01/01/2013 to 12/31/2013...........  $12.46242    $16.29833        1,994
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98828    $ 9.46681            0
   01/01/2007 to 12/31/2007...........  $ 9.46681    $11.08266          361
   01/01/2008 to 12/31/2008...........  $11.08266    $ 6.28024          359
   01/01/2009 to 12/31/2009...........  $ 6.28024    $ 7.59106          356
   01/01/2010 to 12/31/2010...........  $ 7.59106    $ 9.00349          354
   01/01/2011 to 04/29/2011...........  $ 9.00349    $10.10782            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99886    $10.34280          142
   01/01/2013 to 12/31/2013...........  $10.34280    $12.12938          142

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10160    $ 5.58092            0
   01/01/2009 to 12/31/2009...........  $ 5.58092    $ 9.16472        6,710
   01/01/2010 to 12/31/2010...........  $ 9.16472    $11.05102        8,528
   01/01/2011 to 12/31/2011...........  $11.05102    $ 8.68925        5,769
   01/01/2012 to 12/31/2012...........  $ 8.68925    $10.10560        8,149
   01/01/2013 to 12/31/2013...........  $10.10560    $ 9.98836        6,550
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98046    $10.18961            0
   01/01/2007 to 12/31/2007...........  $10.18961    $10.73144          949
   01/01/2008 to 12/31/2008...........  $10.73144    $10.70113          949
   01/01/2009 to 12/31/2009...........  $10.70113    $11.63293        6,773
   01/01/2010 to 12/31/2010...........  $11.63293    $11.91959        6,128
   01/01/2011 to 12/31/2011...........  $11.91959    $12.01948        8,223
   01/01/2012 to 12/31/2012...........  $12.01948    $12.40992        8,573
   01/01/2013 to 12/31/2013...........  $12.40992    $11.97251        8,222
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97151    $10.32251           10
   01/01/2007 to 12/31/2007...........  $10.32251    $11.02500        1,768
   01/01/2008 to 12/31/2008...........  $11.02500    $10.62715       10,644
   01/01/2009 to 12/31/2009...........  $10.62715    $12.21232       42,026
   01/01/2010 to 12/31/2010...........  $12.21232    $12.97337       40,521
   01/01/2011 to 12/31/2011...........  $12.97337    $13.20107       28,962
   01/01/2012 to 12/31/2012...........  $13.20107    $14.23226       33,663
   01/01/2013 to 12/31/2013...........  $14.23226    $13.77785       22,237
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97944    $10.43612            0
   01/01/2007 to 12/31/2007...........  $10.43612    $11.18870            0
   01/01/2008 to 12/31/2008...........  $11.18870    $ 8.88414       54,577
   01/01/2009 to 12/31/2009...........  $ 8.88414    $10.51711      159,437
   01/01/2010 to 12/31/2010...........  $10.51711    $11.46848      161,031
   01/01/2011 to 12/31/2011...........  $11.46848    $11.42294      169,973
   01/01/2012 to 12/31/2012...........  $11.42294    $12.43370      171,166
   01/01/2013 to 12/31/2013...........  $12.43370    $13.39160      169,210
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01878    $10.07541            0
   01/01/2012 to 12/31/2012...........  $10.07541    $10.64264            0
   01/01/2013 to 12/31/2013...........  $10.64264    $10.25296            0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99886    $10.32517           40
   01/01/2007 to 12/31/2007...........  $10.32517    $11.34443        4,379
   01/01/2008 to 12/31/2008...........  $11.34443    $ 6.63312        3,453
   01/01/2009 to 12/31/2009...........  $ 6.63312    $ 8.24065      231,258
   01/01/2010 to 12/31/2010...........  $ 8.24065    $ 9.67263      240,391
   01/01/2011 to 12/31/2011...........  $ 9.67263    $ 8.94643      126,156
   01/01/2012 to 12/31/2012...........  $ 8.94643    $ 9.96274      148,146
   01/01/2013 to 12/31/2013...........  $ 9.96274    $11.49807      188,320

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95109    $10.75116            0
   01/01/2007 to 12/31/2007...........  $10.75116    $10.82276            0
   01/01/2008 to 12/31/2008...........  $10.82276    $ 6.54082            0
   01/01/2009 to 12/31/2009...........  $ 6.54082    $ 7.85814        2,454
   01/01/2010 to 12/31/2010...........  $ 7.85814    $ 8.91588        2,892
   01/01/2011 to 12/31/2011...........  $ 8.91588    $ 9.09691        2,833
   01/01/2012 to 12/31/2012...........  $ 9.09691    $10.65809        2,680
   01/01/2013 to 12/31/2013...........  $10.65809    $13.91935        2,532
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99886    $ 8.91629            0
   01/01/2012 to 12/31/2012...........  $ 8.91629    $ 9.95006            0
   01/01/2013 to 12/31/2013...........  $ 9.95006    $12.01045            0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08117    $ 7.36015        5,616
   01/01/2009 to 12/31/2009...........  $ 7.36015    $ 8.95623       12,278
   01/01/2010 to 12/31/2010...........  $ 8.95623    $ 9.88530       12,502
   01/01/2011 to 12/31/2011...........  $ 9.88530    $ 9.57190       11,541
   01/01/2012 to 12/31/2012...........  $ 9.57190    $10.41017       12,006
   01/01/2013 to 12/31/2013...........  $10.41017    $11.54359       11,920
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09935    $ 6.70999        9,753
   01/01/2009 to 12/31/2009...........  $ 6.70999    $ 8.39404        7,005
   01/01/2010 to 12/31/2010...........  $ 8.39404    $ 9.46543        6,321
   01/01/2011 to 12/31/2011...........  $ 9.46543    $ 9.11199        4,074
   01/01/2012 to 12/31/2012...........  $ 9.11199    $10.41506        7,813
   01/01/2013 to 12/31/2013...........  $10.41506    $12.12626        9,035
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98461    $10.59158            0
   01/01/2007 to 12/31/2007...........  $10.59158    $11.37624            0
   01/01/2008 to 12/31/2008...........  $11.37624    $ 7.83184        6,219
   01/01/2009 to 12/31/2009...........  $ 7.83184    $ 9.84094        6,975
   01/01/2010 to 12/31/2010...........  $ 9.84094    $10.85151        7,250
   01/01/2011 to 12/31/2011...........  $10.85151    $10.34002        4,497
   01/01/2012 to 12/31/2012...........  $10.34002    $11.33275        4,957
   01/01/2013 to 12/31/2013...........  $11.33275    $12.78566        5,395
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90534    $ 9.93176            0
   01/01/2007 to 12/31/2007...........  $ 9.93176    $10.49426          102
   01/01/2008 to 12/31/2008...........  $10.49426    $ 6.72712          102
   01/01/2009 to 12/31/2009...........  $ 6.72712    $ 8.88374        1,520
   01/01/2010 to 12/31/2010...........  $ 8.88374    $11.95171        1,347
   01/01/2011 to 12/31/2011...........  $11.95171    $11.67145        1,016
   01/01/2012 to 12/31/2012...........  $11.67145    $12.91159        1,369
   01/01/2013 to 12/31/2013...........  $12.91159    $17.21211        1,342

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99268    $10.48229            0
   01/01/2007 to 12/31/2007...........  $10.48229    $ 9.75710          638
   01/01/2008 to 12/31/2008...........  $ 9.75710    $ 6.76281        1,955
   01/01/2009 to 12/31/2009...........  $ 6.76281    $ 8.47029        1,160
   01/01/2010 to 12/31/2010...........  $ 8.47029    $10.52464        1,090
   01/01/2011 to 12/31/2011...........  $10.52464    $ 9.75923        1,000
   01/01/2012 to 12/31/2012...........  $ 9.75923    $11.37220          940
   01/01/2013 to 12/31/2013...........  $11.37220    $15.40978          886
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96839    $10.64974            0
   01/01/2007 to 12/31/2007...........  $10.64974    $11.16603            0
   01/01/2008 to 12/31/2008...........  $11.16603    $ 8.15489       32,044
   01/01/2009 to 12/31/2009...........  $ 8.15489    $ 9.98350       61,724
   01/01/2010 to 12/31/2010...........  $ 9.98350    $10.98144       62,743
   01/01/2011 to 12/31/2011...........  $10.98144    $11.04479       58,647
   01/01/2012 to 12/31/2012...........  $11.04479    $12.36223       59,817
   01/01/2013 to 12/31/2013...........  $12.36223    $14.24388       59,491
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95070    $11.09185            0
   01/01/2007 to 12/31/2007...........  $11.09185    $10.54774          905
   01/01/2008 to 12/31/2008...........  $10.54774    $ 6.04510          904
   01/01/2009 to 12/31/2009...........  $ 6.04510    $ 7.38027            0
   01/01/2010 to 12/31/2010...........  $ 7.38027    $ 8.24231            0
   01/01/2011 to 12/31/2011...........  $ 8.24231    $ 7.99540            0
   01/01/2012 to 12/31/2012...........  $ 7.99540    $ 9.24505            0
   01/01/2013 to 12/31/2013...........  $ 9.24505    $11.82395            0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.94038    $10.48656            0
   01/01/2007 to 12/31/2007...........  $10.48656    $11.19260          723
   01/01/2008 to 12/31/2008...........  $11.19260    $ 6.56015          712
   01/01/2009 to 12/31/2009...........  $ 6.56015    $ 9.92267          706
   01/01/2010 to 12/31/2010...........  $ 9.92267    $11.33288        1,205
   01/01/2011 to 12/31/2011...........  $11.33288    $10.98712        1,145
   01/01/2012 to 12/31/2012...........  $10.98712    $12.74035        1,140
   01/01/2013 to 12/31/2013...........  $12.74035    $18.09616        1,118

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14771    $ 9.84667           32
   01/01/2007 to 12/31/2007...........  $ 9.84667    $13.64363        2,839
   01/01/2008 to 12/31/2008...........  $13.64363    $ 6.72943        6,601
   01/01/2009 to 12/31/2009...........  $ 6.72943    $ 9.91164       20,614
   01/01/2010 to 12/31/2010...........  $ 9.91164    $11.77419       19,219
   01/01/2011 to 12/31/2011...........  $11.77419    $ 9.87956       16,047
   01/01/2012 to 12/31/2012...........  $ 9.87956    $10.09538       18,121
   01/01/2013 to 12/31/2013...........  $10.09538    $11.48735       17,917
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98986    $10.31732            0
   01/01/2007 to 12/31/2007...........  $10.31732    $11.15551          786
   01/01/2008 to 12/31/2008...........  $11.15551    $10.73356          773
   01/01/2009 to 12/31/2009...........  $10.73356    $11.86785        2,645
   01/01/2010 to 12/31/2010...........  $11.86785    $12.37625        3,000
   01/01/2011 to 12/31/2011...........  $12.37625    $12.70897        2,764
   01/01/2012 to 12/31/2012...........  $12.70897    $13.18832        2,688
   01/01/2013 to 12/31/2013...........  $13.18832    $12.51801        2,169
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97095    $10.67206          202
   01/01/2007 to 12/31/2007...........  $10.67206    $11.52990       10,847
   01/01/2008 to 12/31/2008...........  $11.52990    $ 6.55782       19,285
   01/01/2009 to 12/31/2009...........  $ 6.55782    $ 8.30609       19,450
   01/01/2010 to 12/31/2010...........  $ 8.30609    $ 9.39036       19,587
   01/01/2011 to 12/31/2011...........  $ 9.39036    $ 8.94087       19,580
   01/01/2012 to 12/31/2012...........  $ 8.94087    $ 9.78785       18,836
   01/01/2013 to 12/31/2013...........  $ 9.78785    $11.63187       18,833
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99886    $ 9.98290            0
   01/01/2008 to 12/31/2008...........  $ 9.98290    $ 9.33187            0
   01/01/2009 to 12/31/2009...........  $ 9.33187    $10.27330       19,186
   01/01/2010 to 12/31/2010...........  $10.27330    $10.92164       12,716
   01/01/2011 to 12/31/2011...........  $10.92164    $11.41989        9,672
   01/01/2012 to 12/31/2012...........  $11.41989    $12.14644       10,157
   01/01/2013 to 12/31/2013...........  $12.14644    $11.79996       10,641
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07818    $ 6.65502       54,335
   01/01/2009 to 12/31/2009...........  $ 6.65502    $ 8.53634      126,822
   01/01/2010 to 12/31/2010...........  $ 8.53634    $ 9.28051      125,139
   01/01/2011 to 12/31/2011...........  $ 9.28051    $ 8.99963       97,470
   01/01/2012 to 09/21/2012...........  $ 8.99963    $10.10264            0

*  Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

              ACCUMULATION UNIT VALUES: WITH ONLY HD GRO (1.50%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.72335    $ 7.63028       267,837
   01/01/2009 to 12/31/2009...........  $ 7.63028    $ 9.34859     1,448,844
   01/01/2010 to 12/31/2010...........  $ 9.34859    $10.31243     1,890,984
   01/01/2011 to 12/31/2011...........  $10.31243    $ 9.89009     1,805,019
   01/01/2012 to 12/31/2012...........  $ 9.89009    $10.96824     2,011,007
   01/01/2013 to 12/31/2013...........  $10.96824    $11.88394     1,925,331
AST ADVANCED STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.83756    $ 7.83651       410,795
   01/01/2009 to 12/31/2009...........  $ 7.83651    $ 9.74357     1,065,251
   01/01/2010 to 12/31/2010...........  $ 9.74357    $10.91538     1,244,044
   01/01/2011 to 12/31/2011...........  $10.91538    $10.76640     1,046,329
   01/01/2012 to 12/31/2012...........  $10.76640    $12.05491     1,172,164
   01/01/2013 to 12/31/2013...........  $12.05491    $13.84312     1,205,241
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.07540    $ 6.98402         4,142
   01/01/2009 to 12/31/2009...........  $ 6.98402    $ 8.10380        72,171
   01/01/2010 to 12/31/2010...........  $ 8.10380    $ 9.08951        88,602
   01/01/2011 to 12/31/2011...........  $ 9.08951    $ 9.27515        81,629
   01/01/2012 to 05/04/2012...........  $ 9.27515    $10.08400             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.80042    $ 7.93788       297,217
   01/01/2009 to 12/31/2009...........  $ 7.93788    $ 9.64261     2,080,381
   01/01/2010 to 12/31/2010...........  $ 9.64261    $10.66999     3,078,933
   01/01/2011 to 12/31/2011...........  $10.66999    $10.38471     2,664,033
   01/01/2012 to 12/31/2012...........  $10.38471    $11.50742     2,980,799
   01/01/2013 to 12/31/2013...........  $11.50742    $13.33818     2,835,089
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99878    $ 9.17771        27,571
   01/01/2012 to 12/31/2012...........  $ 9.17771    $10.11758        45,347
   01/01/2013 to 12/31/2013...........  $10.11758    $11.04981        39,653

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99878    $10.51269          790
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99918    $ 9.40889            0
   01/01/2010 to 12/31/2010...........  $ 9.40889    $10.25033            0
   01/01/2011 to 12/31/2011...........  $10.25033    $11.07246            0
   01/01/2012 to 12/31/2012...........  $11.07246    $11.36301            0
   01/01/2013 to 12/31/2013...........  $11.36301    $11.11802            0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99878    $12.07153          166
   01/01/2009 to 12/31/2009...........  $12.07153    $11.17358            0
   01/01/2010 to 12/31/2010...........  $11.17358    $12.23975            0
   01/01/2011 to 12/31/2011...........  $12.23975    $13.69665            0
   01/01/2012 to 12/31/2012...........  $13.69665    $14.26532            0
   01/01/2013 to 12/31/2013...........  $14.26532    $13.61286            0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99878    $12.14063          456
   01/01/2009 to 12/31/2009...........  $12.14063    $11.04013        3,179
   01/01/2010 to 12/31/2010...........  $11.04013    $12.11276            0
   01/01/2011 to 12/31/2011...........  $12.11276    $13.84010            0
   01/01/2012 to 12/31/2012...........  $13.84010    $14.43421            0
   01/01/2013 to 12/31/2013...........  $14.43421    $13.53379            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99918    $ 8.81766            0
   01/01/2010 to 12/31/2010...........  $ 8.81766    $ 9.71629       29,400
   01/01/2011 to 12/31/2011...........  $ 9.71629    $11.36070        4,368
   01/01/2012 to 12/31/2012...........  $11.36070    $11.89987            0
   01/01/2013 to 12/31/2013...........  $11.89987    $10.96015            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99837    $11.04436       11,735
   01/01/2011 to 12/31/2011...........  $11.04436    $13.09020       17,196
   01/01/2012 to 12/31/2012...........  $13.09020    $13.77270        2,638
   01/01/2013 to 12/31/2013...........  $13.77270    $12.61919            0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99878    $12.05974       16,287
   01/01/2012 to 12/31/2012...........  $12.05974    $12.57598       23,427
   01/01/2013 to 12/31/2013...........  $12.57598    $11.18264            0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99837    $10.43318       15,254
   01/01/2013 to 12/31/2013...........  $10.43318    $ 9.23062       65,552

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99918    $ 8.77825        10,493
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.70042    $ 7.35768       104,972
   01/01/2009 to 12/31/2009...........  $ 7.35768    $ 9.08512     1,391,280
   01/01/2010 to 12/31/2010...........  $ 9.08512    $10.14802     1,949,878
   01/01/2011 to 12/31/2011...........  $10.14802    $ 9.75559     1,552,211
   01/01/2012 to 12/31/2012...........  $ 9.75559    $10.93015     1,896,953
   01/01/2013 to 12/31/2013...........  $10.93015    $13.21096     1,995,280
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99878    $11.68047           351
AST COHEN & STEERS REALTY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.59840    $ 6.12347           488
   01/01/2009 to 12/31/2009...........  $ 6.12347    $ 7.95926        48,134
   01/01/2010 to 12/31/2010...........  $ 7.95926    $10.09166        49,938
   01/01/2011 to 12/31/2011...........  $10.09166    $10.59795        44,937
   01/01/2012 to 12/31/2012...........  $10.59795    $12.04361        56,589
   01/01/2013 to 12/31/2013...........  $12.04361    $12.23736        46,108
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 07/18/2008...........  $ 7.94983    $ 7.77774             0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99878    $ 9.70095        13,188
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.74117    $ 6.01124         2,171
   01/01/2009 to 12/31/2009...........  $ 6.01124    $ 7.85687        28,473
   01/01/2010 to 12/31/2010...........  $ 7.85687    $10.26015        34,068
   01/01/2011 to 12/31/2011...........  $10.26015    $ 8.78323        71,004
   01/01/2012 to 12/31/2012...........  $ 8.78323    $10.39032        75,080
   01/01/2013 to 12/31/2013...........  $10.39032    $14.41464        69,056
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10365    $ 7.51563        10,741
   01/01/2009 to 12/31/2009...........  $ 7.51563    $ 8.97650        94,153
   01/01/2010 to 12/31/2010...........  $ 8.97650    $10.02218       105,837
   01/01/2011 to 12/31/2011...........  $10.02218    $ 9.63018        92,215
   01/01/2012 to 12/31/2012...........  $ 9.63018    $10.78143       140,503
   01/01/2013 to 12/31/2013...........  $10.78143    $12.66415       141,792

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.75357    $ 7.27517        69,413
   01/01/2009 to 12/31/2009...........  $ 7.27517    $ 8.87719       332,623
   01/01/2010 to 12/31/2010...........  $ 8.87719    $10.00230       474,324
   01/01/2011 to 12/31/2011...........  $10.00230    $ 9.70641       473,551
   01/01/2012 to 12/31/2012...........  $ 9.70641    $10.57978       538,274
   01/01/2013 to 12/31/2013...........  $10.57978    $11.96203       511,688
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99878    $ 7.47907         7,132
   01/01/2009 to 11/13/2009...........  $ 7.47907    $ 8.37764             0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99878    $10.76085     1,163,113
   01/01/2013 to 12/31/2013...........  $10.76085    $13.19628     1,174,808
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99878    $10.82956        12,775
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17546    $ 6.11844             0
   01/01/2009 to 12/31/2009...........  $ 6.11844    $ 8.14381        25,045
   01/01/2010 to 12/31/2010...........  $ 8.14381    $ 9.64413        35,409
   01/01/2011 to 12/31/2011...........  $ 9.64413    $ 9.02305        27,948
   01/01/2012 to 12/31/2012...........  $ 9.02305    $11.27234        28,233
   01/01/2013 to 12/31/2013...........  $11.27234    $11.58862        29,443
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.30860    $ 6.78433         3,944
   01/01/2009 to 12/31/2009...........  $ 6.78433    $ 9.98592        70,769
   01/01/2010 to 12/31/2010...........  $ 9.98592    $10.85057        99,315
   01/01/2011 to 12/31/2011...........  $10.85057    $10.26731        76,138
   01/01/2012 to 12/31/2012...........  $10.26731    $12.11480        86,030
   01/01/2013 to 12/31/2013...........  $12.11480    $15.48538        73,982
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.61253    $ 6.68664         7,508
   01/01/2009 to 12/31/2009...........  $ 6.68664    $ 7.85195        61,439
   01/01/2010 to 12/31/2010...........  $ 7.85195    $ 8.73274        90,040
   01/01/2011 to 12/31/2011...........  $ 8.73274    $ 8.12897        75,466
   01/01/2012 to 12/31/2012...........  $ 8.12897    $ 9.58378        85,828
   01/01/2013 to 12/31/2013...........  $ 9.58378    $12.60920        83,302
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.49471    $ 6.77623         8,178
   01/01/2009 to 12/31/2009...........  $ 6.77623    $10.48781        76,995
   01/01/2010 to 12/31/2010...........  $10.48781    $12.38123       102,984
   01/01/2011 to 12/31/2011...........  $12.38123    $11.83537        79,956
   01/01/2012 to 12/31/2012...........  $11.83537    $13.94732        85,009
   01/01/2013 to 12/31/2013...........  $13.94732    $18.16471        81,697

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08932    $ 7.62474       22,897
   01/01/2009 to 12/31/2009...........  $ 7.62474    $ 9.26866      380,849
   01/01/2010 to 12/31/2010...........  $ 9.26866    $10.19072      594,281
   01/01/2011 to 12/31/2011...........  $10.19072    $ 9.98931      548,195
   01/01/2012 to 12/31/2012...........  $ 9.98931    $10.83837      606,880
   01/01/2013 to 12/31/2013...........  $10.83837    $11.72689      569,131
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03366    $ 7.64561        2,423
   01/01/2009 to 12/31/2009...........  $ 7.64561    $ 9.55496       54,289
   01/01/2010 to 12/31/2010...........  $ 9.55496    $11.93357       60,770
   01/01/2011 to 12/31/2011...........  $11.93357    $11.91052       50,167
   01/01/2012 to 12/31/2012...........  $11.91052    $13.57541       59,955
   01/01/2013 to 12/31/2013...........  $13.57541    $18.56597       56,249
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.28356    $ 6.79217        2,459
   01/01/2009 to 12/31/2009...........  $ 6.79217    $ 7.91375        7,430
   01/01/2010 to 12/31/2010...........  $ 7.91375    $ 8.76694        8,147
   01/01/2011 to 12/31/2011...........  $ 8.76694    $ 8.59508       14,220
   01/01/2012 to 12/31/2012...........  $ 8.59508    $ 9.60272       23,969
   01/01/2013 to 12/31/2013...........  $ 9.60272    $12.73700       17,684
AST HIGH YIELD PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.57290    $ 7.83540        2,299
   01/01/2009 to 12/31/2009...........  $ 7.83540    $10.46419       37,304
   01/01/2010 to 12/31/2010...........  $10.46419    $11.70145       43,867
   01/01/2011 to 12/31/2011...........  $11.70145    $11.89455       38,567
   01/01/2012 to 12/31/2012...........  $11.89455    $13.34449       42,065
   01/01/2013 to 12/31/2013...........  $13.34449    $14.09138       93,965
AST INTERNATIONAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.10512    $ 6.10680        5,941
   01/01/2009 to 12/31/2009...........  $ 6.10680    $ 8.13975       46,764
   01/01/2010 to 12/31/2010...........  $ 8.13975    $ 9.18212       64,939
   01/01/2011 to 12/31/2011...........  $ 9.18212    $ 7.87741       47,344
   01/01/2012 to 12/31/2012...........  $ 7.87741    $ 9.34153       56,168
   01/01/2013 to 12/31/2013...........  $ 9.34153    $10.95737       59,696
AST INTERNATIONAL VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.27851    $ 6.96767        4,797
   01/01/2009 to 12/31/2009...........  $ 6.96767    $ 8.95840       40,435
   01/01/2010 to 12/31/2010...........  $ 8.95840    $ 9.80419       48,810
   01/01/2011 to 12/31/2011...........  $ 9.80419    $ 8.44724       38,002
   01/01/2012 to 12/31/2012...........  $ 8.44724    $ 9.71020       36,457
   01/01/2013 to 12/31/2013...........  $ 9.71020    $11.42914       36,661

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99878    $10.74996       937,888
   01/01/2009 to 12/31/2009...........  $10.74996    $11.78825       242,698
   01/01/2010 to 12/31/2010...........  $11.78825    $12.86966        68,454
   01/01/2011 to 12/31/2011...........  $12.86966    $14.25768     2,555,474
   01/01/2012 to 12/31/2012...........  $14.25768    $15.36736       810,277
   01/01/2013 to 12/31/2013...........  $15.36736    $14.65847       260,102
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11184    $ 7.14813         7,915
   01/01/2009 to 12/31/2009...........  $ 7.14813    $ 8.92055       202,187
   01/01/2010 to 12/31/2010...........  $ 8.92055    $10.00306       337,015
   01/01/2011 to 12/31/2011...........  $10.00306    $ 9.79933       273,284
   01/01/2012 to 12/31/2012...........  $ 9.79933    $10.96573       428,350
   01/01/2013 to 12/31/2013...........  $10.96573    $12.56267       427,677
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.37741    $ 6.59757         6,402
   01/01/2009 to 12/31/2009...........  $ 6.59757    $ 8.83238       122,682
   01/01/2010 to 12/31/2010...........  $ 8.83238    $ 9.32582       180,517
   01/01/2011 to 12/31/2011...........  $ 9.32582    $ 8.34746       148,594
   01/01/2012 to 12/31/2012...........  $ 8.34746    $10.02572       165,959
   01/01/2013 to 12/31/2013...........  $10.02572    $11.39477       165,655
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.85474    $ 8.60156       192,421
   01/01/2009 to 12/31/2009...........  $ 8.60156    $10.34049       560,319
   01/01/2010 to 12/31/2010...........  $10.34049    $10.93339       630,666
   01/01/2011 to 12/31/2011...........  $10.93339    $10.79715       543,294
   01/01/2012 to 12/31/2012...........  $10.79715    $11.77764       617,500
   01/01/2013 to 12/31/2013...........  $11.77764    $12.88377       602,006
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08417    $10.29296           207
   01/01/2010 to 12/31/2010...........  $10.29296    $11.28842         7,330
   01/01/2011 to 12/31/2011...........  $11.28842    $11.19543         9,235
   01/01/2012 to 12/31/2012...........  $11.19543    $12.70486        14,407
   01/01/2013 to 12/31/2013...........  $12.70486    $17.08522        12,168
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14555    $10.30277         2,881
   01/01/2010 to 12/31/2010...........  $10.30277    $11.54366         7,672
   01/01/2011 to 12/31/2011...........  $11.54366    $10.70544         4,788
   01/01/2012 to 12/31/2012...........  $10.70544    $11.94282         8,098
   01/01/2013 to 12/31/2013...........  $11.94282    $15.46451         7,288

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.97191    $ 6.07526        3,266
   01/01/2009 to 12/31/2009...........  $ 6.07526    $ 7.14882       25,743
   01/01/2010 to 12/31/2010...........  $ 7.14882    $ 7.97004       23,706
   01/01/2011 to 12/31/2011...........  $ 7.97004    $ 7.52387       15,875
   01/01/2012 to 12/31/2012...........  $ 7.52387    $ 8.66421       19,520
   01/01/2013 to 12/31/2013...........  $ 8.66421    $11.93878       71,477
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.42496    $ 6.43168       14,029
   01/01/2009 to 12/31/2009...........  $ 6.43168    $ 8.22245      110,045
   01/01/2010 to 12/31/2010...........  $ 8.22245    $ 9.70112      123,126
   01/01/2011 to 12/31/2011...........  $ 9.70112    $ 9.47069       96,535
   01/01/2012 to 12/31/2012...........  $ 9.47069    $10.47506      107,212
   01/01/2013 to 12/31/2013...........  $10.47506    $14.09869       98,111
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.72819    $ 8.29284        4,561
   01/01/2009 to 12/31/2009...........  $ 8.29284    $10.99748       69,598
   01/01/2010 to 12/31/2010...........  $10.99748    $12.28850       80,048
   01/01/2011 to 12/31/2011...........  $12.28850    $13.33842      101,190
   01/01/2012 to 12/31/2012...........  $13.33842    $13.92024      160,553
   01/01/2013 to 12/31/2013...........  $13.92024    $13.44019      111,162
AST MFS GLOBAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.93868    $ 7.79348          450
   01/01/2009 to 12/31/2009...........  $ 7.79348    $10.09751       37,756
   01/01/2010 to 12/31/2010...........  $10.09751    $11.14683       52,527
   01/01/2011 to 12/31/2011...........  $11.14683    $10.63837       44,621
   01/01/2012 to 12/31/2012...........  $10.63837    $12.89979       46,265
   01/01/2013 to 12/31/2013...........  $12.89979    $16.22135       51,782
AST MFS GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.77734    $ 7.39900          924
   01/01/2009 to 12/31/2009...........  $ 7.39900    $ 9.06133       23,462
   01/01/2010 to 12/31/2010...........  $ 9.06133    $10.06879       30,167
   01/01/2011 to 12/31/2011...........  $10.06879    $ 9.86114       21,142
   01/01/2012 to 12/31/2012...........  $ 9.86114    $11.37499       25,706
   01/01/2013 to 12/31/2013...........  $11.37499    $15.32063       23,438
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99878    $10.20344            0
   01/01/2013 to 12/31/2013...........  $10.20344    $13.52129            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.76425    $ 6.42811        1,781
   01/01/2009 to 12/31/2009...........  $ 6.42811    $ 8.79579       36,001
   01/01/2010 to 12/31/2010...........  $ 8.79579    $10.71178       40,534
   01/01/2011 to 12/31/2011...........  $10.71178    $10.18940       34,567
   01/01/2012 to 12/31/2012...........  $10.18940    $11.88679       37,133
   01/01/2013 to 12/31/2013...........  $11.88679    $15.50742       27,750
AST MONEY MARKET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.58626    $10.66843       98,329
   01/01/2009 to 12/31/2009...........  $10.66843    $10.53641      165,957
   01/01/2010 to 12/31/2010...........  $10.53641    $10.38330      153,374
   01/01/2011 to 12/31/2011...........  $10.38330    $10.23237      216,266
   01/01/2012 to 12/31/2012...........  $10.23237    $10.08177      118,514
   01/01/2013 to 12/31/2013...........  $10.08177    $ 9.93241       57,725
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.38007    $ 5.88237        4,751
   01/01/2009 to 12/31/2009...........  $ 5.88237    $ 8.15096       47,142
   01/01/2010 to 12/31/2010...........  $ 8.15096    $ 9.91264       61,138
   01/01/2011 to 12/31/2011...........  $ 9.91264    $ 9.52368       44,631
   01/01/2012 to 12/31/2012...........  $ 9.52368    $10.98985       61,378
   01/01/2013 to 12/31/2013...........  $10.98985    $15.37586       91,344
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02869    $10.07378            0
   01/01/2012 to 12/31/2012...........  $10.07378    $10.40835       11,252
   01/01/2013 to 12/31/2013...........  $10.40835    $ 9.96405        2,870
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.85566    $ 6.88496        1,416
   01/01/2009 to 12/31/2009...........  $ 6.88496    $ 8.80389       30,700
   01/01/2010 to 12/31/2010...........  $ 8.80389    $11.16124       41,167
   01/01/2011 to 12/31/2011...........  $11.16124    $11.18202       31,495
   01/01/2012 to 12/31/2012...........  $11.18202    $12.38071       42,754
   01/01/2013 to 12/31/2013...........  $12.38071    $16.17546       46,339
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.60826    $ 6.26360            0
   01/01/2009 to 12/31/2009...........  $ 6.26360    $ 7.56354       58,111
   01/01/2010 to 12/31/2010...........  $ 7.56354    $ 8.96219       69,168
   01/01/2011 to 04/29/2011...........  $ 8.96219    $10.05822            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99878    $10.33587       92,540
   01/01/2013 to 12/31/2013...........  $10.33587    $12.10927      101,515

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10152    $ 5.57838           676
   01/01/2009 to 12/31/2009...........  $ 5.57838    $ 9.15161        95,127
   01/01/2010 to 12/31/2010...........  $ 9.15161    $11.02430       157,294
   01/01/2011 to 12/31/2011...........  $11.02430    $ 8.65975       107,754
   01/01/2012 to 12/31/2012...........  $ 8.65975    $10.06126       119,803
   01/01/2013 to 12/31/2013...........  $10.06126    $ 9.93469       132,139
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.01241    $10.67302        12,467
   01/01/2009 to 12/31/2009...........  $10.67302    $11.59095        65,950
   01/01/2010 to 12/31/2010...........  $11.59095    $11.86479       101,552
   01/01/2011 to 12/31/2011...........  $11.86479    $11.95240        88,543
   01/01/2012 to 12/31/2012...........  $11.95240    $12.32842        84,235
   01/01/2013 to 12/31/2013...........  $12.32842    $11.88219        67,845
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.29409    $10.59906        59,422
   01/01/2009 to 12/31/2009...........  $10.59906    $12.16820       657,223
   01/01/2010 to 12/31/2010...........  $12.16820    $12.91362       882,950
   01/01/2011 to 12/31/2011...........  $12.91362    $13.12736       762,990
   01/01/2012 to 12/31/2012...........  $13.12736    $14.13877       804,965
   01/01/2013 to 12/31/2013...........  $14.13877    $13.67387       819,345
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.92996    $ 8.86059       102,585
   01/01/2009 to 12/31/2009...........  $ 8.86059    $10.47883     1,259,108
   01/01/2010 to 12/31/2010...........  $10.47883    $11.41546     1,554,207
   01/01/2011 to 12/31/2011...........  $11.41546    $11.35900     1,466,171
   01/01/2012 to 12/31/2012...........  $11.35900    $12.35189     1,484,014
   01/01/2013 to 12/31/2013...........  $12.35189    $13.29032     1,404,897
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01870    $10.07372             0
   01/01/2012 to 12/31/2012...........  $10.07372    $10.63032        26,521
   01/01/2013 to 12/31/2013...........  $10.63032    $10.23100         9,459
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.55542    $ 6.61574        43,302
   01/01/2009 to 12/31/2009...........  $ 6.61574    $ 8.21100       649,862
   01/01/2010 to 12/31/2010...........  $ 8.21100    $ 9.62824     1,024,195
   01/01/2011 to 12/31/2011...........  $ 9.62824    $ 8.89662       618,018
   01/01/2012 to 12/31/2012...........  $ 8.89662    $ 9.89749       895,499
   01/01/2013 to 12/31/2013...........  $ 9.89749    $11.41147       929,338
AST QMA US EQUITY ALPHA PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.94163    $ 6.52358         8,068
   01/01/2009 to 12/31/2009...........  $ 6.52358    $ 7.82975        14,358
   01/01/2010 to 12/31/2010...........  $ 7.82975    $ 8.87493        17,621
   01/01/2011 to 12/31/2011...........  $ 8.87493    $ 9.04620        19,617
   01/01/2012 to 12/31/2012...........  $ 9.04620    $10.58828        18,611
   01/01/2013 to 12/31/2013...........  $10.58828    $13.81472        24,776

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99878    $ 8.91039            0
   01/01/2012 to 12/31/2012...........  $ 8.91039    $ 9.93353            0
   01/01/2013 to 12/31/2013...........  $ 9.93353    $11.97880            0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08114    $ 7.35525        6,399
   01/01/2009 to 12/31/2009...........  $ 7.35525    $ 8.94137      710,037
   01/01/2010 to 12/31/2010...........  $ 8.94137    $ 9.85912      876,483
   01/01/2011 to 12/31/2011...........  $ 9.85912    $ 9.53718      753,640
   01/01/2012 to 12/31/2012...........  $ 9.53718    $10.36223      790,870
   01/01/2013 to 12/31/2013...........  $10.36223    $11.47907      732,688
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09932    $ 6.70558       31,267
   01/01/2009 to 12/31/2009...........  $ 6.70558    $ 8.38031      510,348
   01/01/2010 to 12/31/2010...........  $ 8.38031    $ 9.44069      604,808
   01/01/2011 to 12/31/2011...........  $ 9.44069    $ 9.07919      441,577
   01/01/2012 to 12/31/2012...........  $ 9.07919    $10.36728      645,075
   01/01/2013 to 12/31/2013...........  $10.36728    $12.05873      657,123
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.72987    $ 7.81125       38,731
   01/01/2009 to 12/31/2009...........  $ 7.81125    $ 9.80559      324,820
   01/01/2010 to 12/31/2010...........  $ 9.80559    $10.80184      483,337
   01/01/2011 to 12/31/2011...........  $10.80184    $10.28267      415,490
   01/01/2012 to 12/31/2012...........  $10.28267    $11.25882      450,693
   01/01/2013 to 12/31/2013...........  $11.25882    $12.68975      433,109
AST SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.39601    $ 6.70943          705
   01/01/2009 to 12/31/2009...........  $ 6.70943    $ 8.85160       23,551
   01/01/2010 to 12/31/2010...........  $ 8.85160    $11.89669       26,640
   01/01/2011 to 12/31/2011...........  $11.89669    $11.60630       22,741
   01/01/2012 to 12/31/2012...........  $11.60630    $12.82686       25,195
   01/01/2013 to 12/31/2013...........  $12.82686    $17.08234       25,349
AST SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.06784    $ 6.74497        4,783
   01/01/2009 to 12/31/2009...........  $ 6.74497    $ 8.43952       13,998
   01/01/2010 to 12/31/2010...........  $ 8.43952    $10.47614       15,772
   01/01/2011 to 12/31/2011...........  $10.47614    $ 9.70463       12,494
   01/01/2012 to 12/31/2012...........  $ 9.70463    $11.29733       16,198
   01/01/2013 to 12/31/2013...........  $11.29733    $15.29340       16,316

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.62909    $ 8.13342       143,354
   01/01/2009 to 12/31/2009...........  $ 8.13342    $ 9.94750     1,082,792
   01/01/2010 to 12/31/2010...........  $ 9.94750    $10.93099     1,384,417
   01/01/2011 to 12/31/2011...........  $10.93099    $10.98328     1,295,890
   01/01/2012 to 12/31/2012...........  $10.98328    $12.28116     1,450,252
   01/01/2013 to 12/31/2013...........  $12.28116    $14.13649     1,443,225
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.82392    $ 6.02931         3,209
   01/01/2009 to 12/31/2009...........  $ 6.02931    $ 7.35383        93,406
   01/01/2010 to 12/31/2010...........  $ 7.35383    $ 8.20464       135,622
   01/01/2011 to 12/31/2011...........  $ 8.20464    $ 7.95100        98,896
   01/01/2012 to 12/31/2012...........  $ 7.95100    $ 9.18471       115,707
   01/01/2013 to 12/31/2013...........  $ 9.18471    $11.73520       112,693
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.97292    $ 6.54278           426
   01/01/2009 to 12/31/2009...........  $ 6.54278    $ 9.88646        78,202
   01/01/2010 to 12/31/2010...........  $ 9.88646    $11.28037       103,537
   01/01/2011 to 12/31/2011...........  $11.28037    $10.92552        83,454
   01/01/2012 to 12/31/2012...........  $10.92552    $12.65642        98,220
   01/01/2013 to 12/31/2013...........  $12.65642    $17.95923       106,818
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.26755    $ 6.71168         9,644
   01/01/2009 to 12/31/2009...........  $ 6.71168    $ 9.87571        98,844
   01/01/2010 to 12/31/2010...........  $ 9.87571    $11.71991       142,687
   01/01/2011 to 12/31/2011...........  $11.71991    $ 9.82426       114,165
   01/01/2012 to 12/31/2012...........  $ 9.82426    $10.02894       123,872
   01/01/2013 to 12/31/2013...........  $10.02894    $11.40050       111,738
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.40359    $10.70540        24,075
   01/01/2009 to 12/31/2009...........  $10.70540    $11.82496        52,543
   01/01/2010 to 12/31/2010...........  $11.82496    $12.31945        62,326
   01/01/2011 to 12/31/2011...........  $12.31945    $12.63813        51,326
   01/01/2012 to 12/31/2012...........  $12.63813    $13.10183        57,437
   01/01/2013 to 12/31/2013...........  $13.10183    $12.42365        58,875
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.44830    $ 6.54040         1,591
   01/01/2009 to 12/31/2009...........  $ 6.54040    $ 8.27579       106,324
   01/01/2010 to 12/31/2010...........  $ 8.27579    $ 9.34687       123,298
   01/01/2011 to 12/31/2011...........  $ 9.34687    $ 8.89064       111,031
   01/01/2012 to 12/31/2012...........  $ 8.89064    $ 9.72324       126,697
   01/01/2013 to 12/31/2013...........  $ 9.72324    $11.54369       129,798

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.23951    $ 9.32157         6,113
   01/01/2009 to 12/31/2009...........  $ 9.32157    $10.25191       176,679
   01/01/2010 to 12/31/2010...........  $10.25191    $10.88804       214,187
   01/01/2011 to 12/31/2011...........  $10.88804    $11.37369       215,118
   01/01/2012 to 12/31/2012...........  $11.37369    $12.08535       268,390
   01/01/2013 to 12/31/2013...........  $12.08535    $11.72899       280,945
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07816    $ 6.65060       189,020
   01/01/2009 to 12/31/2009...........  $ 6.65060    $ 8.52218     1,040,630
   01/01/2010 to 12/31/2010...........  $ 8.52218    $ 9.25603     1,340,982
   01/01/2011 to 12/31/2011...........  $ 9.25603    $ 8.96715     1,014,326
   01/01/2012 to 09/21/2012...........  $ 8.96715    $10.05889             0

*  Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

               ACCUMULATION UNIT VALUES: WITH HAV 40 BPS (1.55%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.62935    $ 9.33172     2,150,966
   01/01/2010 to 12/31/2010...........  $ 9.33172    $10.28882     2,575,846
   01/01/2011 to 12/31/2011...........  $10.28882    $ 9.86254     2,101,519
   01/01/2012 to 12/31/2012...........  $ 9.86254    $10.93232     2,489,866
   01/01/2013 to 12/31/2013...........  $10.93232    $11.83916     2,357,157
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.83518    $ 9.72595       713,971
   01/01/2010 to 12/31/2010...........  $ 9.72595    $10.89021       874,964
   01/01/2011 to 12/31/2011...........  $10.89021    $10.73628       804,478
   01/01/2012 to 12/31/2012...........  $10.73628    $12.01516       951,885
   01/01/2013 to 12/31/2013...........  $12.01516    $13.79063     1,046,966
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.51646    $ 8.08917        43,136
   01/01/2010 to 12/31/2010...........  $ 8.08917    $ 9.06867        66,566
   01/01/2011 to 12/31/2011...........  $ 9.06867    $ 9.24936        62,514
   01/01/2012 to 05/04/2012...........  $ 9.24936    $10.05431             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.98281    $ 9.62505     3,063,742
   01/01/2010 to 12/31/2010...........  $ 9.62505    $10.64526     3,682,992
   01/01/2011 to 12/31/2011...........  $10.64526    $10.35559     3,322,498
   01/01/2012 to 12/31/2012...........  $10.35559    $11.46953     3,882,270
   01/01/2013 to 12/31/2013...........  $11.46953    $13.28773     3,646,597
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99874    $ 9.17470        12,347
   01/01/2012 to 12/31/2012...........  $ 9.17470    $10.10920        31,405
   01/01/2013 to 12/31/2013...........  $10.10920    $11.03529        30,725

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99874    $10.50915        269
AST BOND PORTFOLIO 2016
   05/01/2009 to 12/31/2009...........  $ 9.69045    $ 9.40418          0
   01/01/2010 to 12/31/2010...........  $ 9.40418    $10.24014          0
   01/01/2011 to 12/31/2011...........  $10.24014    $11.05603          0
   01/01/2012 to 12/31/2012...........  $11.05603    $11.34037          0
   01/01/2013 to 12/31/2013...........  $11.34037    $11.09031          0
AST BOND PORTFOLIO 2018
   05/01/2009 to 12/31/2009...........  $11.40647    $11.16301          0
   01/01/2010 to 12/31/2010...........  $11.16301    $12.22219          0
   01/01/2011 to 12/31/2011...........  $12.22219    $13.67021          0
   01/01/2012 to 12/31/2012...........  $13.67021    $14.23076          0
   01/01/2013 to 12/31/2013...........  $14.23076    $13.57310          0
AST BOND PORTFOLIO 2019
   05/01/2009 to 12/31/2009...........  $11.36722    $11.02965          0
   01/01/2010 to 12/31/2010...........  $11.02965    $12.09526          0
   01/01/2011 to 12/31/2011...........  $12.09526    $13.81329          0
   01/01/2012 to 12/31/2012...........  $13.81329    $14.39921          0
   01/01/2013 to 12/31/2013...........  $14.39921    $13.49432          0
AST BOND PORTFOLIO 2020
   05/01/2009 to 12/31/2009...........  $ 9.38208    $ 8.81338          0
   01/01/2010 to 12/31/2010...........  $ 8.81338    $ 9.70680          0
   01/01/2011 to 12/31/2011...........  $ 9.70680    $11.34394          0
   01/01/2012 to 12/31/2012...........  $11.34394    $11.87650          0
   01/01/2013 to 12/31/2013...........  $11.87650    $10.93320          0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99831    $11.03896          0
   01/01/2011 to 12/31/2011...........  $11.03896    $13.07738          0
   01/01/2012 to 12/31/2012...........  $13.07738    $13.75242          0
   01/01/2013 to 12/31/2013...........  $13.75242    $12.59444          0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99874    $12.05391          0
   01/01/2012 to 12/31/2012...........  $12.05391    $12.56371          0
   01/01/2013 to 12/31/2013...........  $12.56371    $11.16626          0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99832    $10.42787          0
   01/01/2013 to 12/31/2013...........  $10.42787    $ 9.22138          0
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99916    $ 8.77386          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.36809    $ 9.06844     2,083,500
   01/01/2010 to 12/31/2010...........  $ 9.06844    $10.12452     2,802,840
   01/01/2011 to 12/31/2011...........  $10.12452    $ 9.72831     2,138,495
   01/01/2012 to 12/31/2012...........  $ 9.72831    $10.89425     2,637,947
   01/01/2013 to 12/31/2013...........  $10.89425    $13.16116     2,762,707
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99874    $11.67557         2,447
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.24469    $ 7.94483        16,815
   01/01/2010 to 12/31/2010...........  $ 7.94483    $10.06834        44,201
   01/01/2011 to 12/31/2011...........  $10.06834    $10.56835        39,921
   01/01/2012 to 12/31/2012...........  $10.56835    $12.00411        46,945
   01/01/2013 to 12/31/2013...........  $12.00411    $12.19121        53,132
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99874    $ 9.69767             0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.00647    $ 7.84248        57,873
   01/01/2010 to 12/31/2010...........  $ 7.84248    $10.23628        43,370
   01/01/2011 to 12/31/2011...........  $10.23628    $ 8.75847        77,555
   01/01/2012 to 12/31/2012...........  $ 8.75847    $10.35593       108,841
   01/01/2013 to 12/31/2013...........  $10.35593    $14.35979       101,834
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.48516    $ 8.96936       223,011
   01/01/2010 to 12/31/2010...........  $ 8.96936    $10.00929       273,406
   01/01/2011 to 12/31/2011...........  $10.00929    $ 9.61303       223,829
   01/01/2012 to 12/31/2012...........  $ 9.61303    $10.75680       380,020
   01/01/2013 to 12/31/2013...........  $10.75680    $12.62893       421,965
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.18902    $ 8.86111     1,105,631
   01/01/2010 to 12/31/2010...........  $ 8.86111    $ 9.97923     1,387,358
   01/01/2011 to 12/31/2011...........  $ 9.97923    $ 9.67928     1,202,340
   01/01/2012 to 12/31/2012...........  $ 9.67928    $10.54500     1,175,200
   01/01/2013 to 12/31/2013...........  $10.54500    $11.91681     1,177,186
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99874    $10.75732       878,502
   01/01/2013 to 12/31/2013...........  $10.75732    $13.18547       900,495

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99874    $10.82584        26,064
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.73661    $ 8.13797        17,240
   01/01/2010 to 12/31/2010...........  $ 8.13797    $ 9.63255        32,735
   01/01/2011 to 12/31/2011...........  $ 9.63255    $ 9.00776        26,134
   01/01/2012 to 12/31/2012...........  $ 9.00776    $11.24753        38,666
   01/01/2013 to 12/31/2013...........  $11.24753    $11.55735        42,626
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.77091    $ 9.96770       154,802
   01/01/2010 to 12/31/2010...........  $ 9.96770    $10.82533       158,834
   01/01/2011 to 12/31/2011...........  $10.82533    $10.23845       111,586
   01/01/2012 to 12/31/2012...........  $10.23845    $12.07463       130,549
   01/01/2013 to 12/31/2013...........  $12.07463    $15.42640       129,080
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.47809    $ 7.83769        57,631
   01/01/2010 to 12/31/2010...........  $ 7.83769    $ 8.71263        77,727
   01/01/2011 to 12/31/2011...........  $ 8.71263    $ 8.10638        66,996
   01/01/2012 to 12/31/2012...........  $ 8.10638    $ 9.55241        82,548
   01/01/2013 to 12/31/2013...........  $ 9.55241    $12.56185        96,035
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.78103    $10.46870       142,166
   01/01/2010 to 12/31/2010...........  $10.46870    $12.35275       135,150
   01/01/2011 to 12/31/2011...........  $12.35275    $11.80230        98,379
   01/01/2012 to 12/31/2012...........  $11.80230    $13.90165       133,595
   01/01/2013 to 12/31/2013...........  $13.90165    $18.09631       126,917
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.79957    $ 9.26113       812,786
   01/01/2010 to 12/31/2010...........  $ 9.26113    $10.17744     1,042,665
   01/01/2011 to 12/31/2011...........  $10.17744    $ 9.97148       985,917
   01/01/2012 to 12/31/2012...........  $ 9.97148    $10.81372     1,086,829
   01/01/2013 to 12/31/2013...........  $10.81372    $11.69444     1,060,006
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.42095    $ 9.54810        73,435
   01/01/2010 to 12/31/2010...........  $ 9.54810    $11.91907        79,799
   01/01/2011 to 12/31/2011...........  $11.91907    $11.89024        58,242
   01/01/2012 to 12/31/2012...........  $11.89024    $13.54566        77,494
   01/01/2013 to 12/31/2013...........  $13.54566    $18.51615        71,769

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.23009    $ 7.89930        47,189
   01/01/2010 to 12/31/2010...........  $ 7.89930    $ 8.74662        42,445
   01/01/2011 to 12/31/2011...........  $ 8.74662    $ 8.57090        37,974
   01/01/2012 to 12/31/2012...........  $ 8.57090    $ 9.57090        40,666
   01/01/2013 to 12/31/2013...........  $ 9.57090    $12.68859        30,612
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.32897    $10.44540        70,653
   01/01/2010 to 12/31/2010...........  $10.44540    $11.67447       101,020
   01/01/2011 to 12/31/2011...........  $11.67447    $11.86124        82,294
   01/01/2012 to 12/31/2012...........  $11.86124    $13.30052        94,302
   01/01/2013 to 12/31/2013...........  $13.30052    $14.03791       103,226
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.18704    $ 8.12488        54,223
   01/01/2010 to 12/31/2010...........  $ 8.12488    $ 9.16080        53,039
   01/01/2011 to 12/31/2011...........  $ 9.16080    $ 7.85528        48,202
   01/01/2012 to 12/31/2012...........  $ 7.85528    $ 9.31060        56,081
   01/01/2013 to 12/31/2013...........  $ 9.31060    $10.91573        48,202
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.87958    $ 8.94211        52,523
   01/01/2010 to 12/31/2010...........  $ 8.94211    $ 9.78154        50,490
   01/01/2011 to 12/31/2011...........  $ 9.78154    $ 8.42354        41,000
   01/01/2012 to 12/31/2012...........  $ 8.42354    $ 9.67819        51,018
   01/01/2013 to 12/31/2013...........  $ 9.67819    $11.38578        36,232
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.79830    $11.77700       559,979
   01/01/2010 to 12/31/2010...........  $11.77700    $12.85096       264,802
   01/01/2011 to 12/31/2011...........  $12.85096    $14.22998     3,254,638
   01/01/2012 to 12/31/2012...........  $14.22998    $15.32995     1,151,622
   01/01/2013 to 12/31/2013...........  $15.32995    $14.61557       435,750
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.28019    $ 8.91307       373,383
   01/01/2010 to 12/31/2010...........  $ 8.91307    $ 9.98987       513,492
   01/01/2011 to 12/31/2011...........  $ 9.98987    $ 9.78156       407,142
   01/01/2012 to 12/31/2012...........  $ 9.78156    $10.94038       579,678
   01/01/2013 to 12/31/2013...........  $10.94038    $12.52756       706,243
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.54645    $ 8.81640       115,193
   01/01/2010 to 12/31/2010...........  $ 8.81640    $ 9.30432       194,754
   01/01/2011 to 12/31/2011...........  $ 9.30432    $ 8.32407       147,972
   01/01/2012 to 12/31/2012...........  $ 8.32407    $ 9.99280       169,924
   01/01/2013 to 12/31/2013...........  $ 9.99280    $11.35179       163,460

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.88465    $10.32164      780,192
   01/01/2010 to 12/31/2010...........  $10.32164    $10.90809      784,859
   01/01/2011 to 12/31/2011...........  $10.90809    $10.76681      646,095
   01/01/2012 to 12/31/2012...........  $10.76681    $11.73884      765,793
   01/01/2013 to 12/31/2013...........  $11.73884    $12.83500      770,008
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08412    $10.29227          919
   01/01/2010 to 12/31/2010...........  $10.29227    $11.28218        4,167
   01/01/2011 to 12/31/2011...........  $11.28218    $11.18383        4,148
   01/01/2012 to 12/31/2012...........  $11.18383    $12.68552       10,437
   01/01/2013 to 12/31/2013...........  $12.68552    $17.05068       10,348
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14551    $10.30208        1,196
   01/01/2010 to 12/31/2010...........  $10.30208    $11.53709        8,663
   01/01/2011 to 12/31/2011...........  $11.53709    $10.69415        8,707
   01/01/2012 to 12/31/2012...........  $10.69415    $11.92429        8,283
   01/01/2013 to 12/31/2013...........  $11.92429    $15.43293        7,420
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.61843    $ 7.13569       74,352
   01/01/2010 to 12/31/2010...........  $ 7.13569    $ 7.95146       75,923
   01/01/2011 to 12/31/2011...........  $ 7.95146    $ 7.50265       55,100
   01/01/2012 to 12/31/2012...........  $ 7.50265    $ 8.63555       68,452
   01/01/2013 to 12/31/2013...........  $ 8.63555    $11.89344       70,242
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.43574    $ 8.20734      141,702
   01/01/2010 to 12/31/2010...........  $ 8.20734    $ 9.67845      178,562
   01/01/2011 to 12/31/2011...........  $ 9.67845    $ 9.44386      140,635
   01/01/2012 to 12/31/2012...........  $ 9.44386    $10.44016      169,368
   01/01/2013 to 12/31/2013...........  $10.44016    $14.04478      151,116
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.08159    $10.97774       42,694
   01/01/2010 to 12/31/2010...........  $10.97774    $12.26034       61,460
   01/01/2011 to 12/31/2011...........  $12.26034    $13.30142       62,136
   01/01/2012 to 12/31/2012...........  $13.30142    $13.87485       96,609
   01/01/2013 to 12/31/2013...........  $13.87485    $13.38979       95,244
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.56796    $10.07929       55,620
   01/01/2010 to 12/31/2010...........  $10.07929    $11.12120       75,614
   01/01/2011 to 12/31/2011...........  $11.12120    $10.60861       66,359
   01/01/2012 to 12/31/2012...........  $10.60861    $12.85735       67,795
   01/01/2013 to 12/31/2013...........  $12.85735    $16.15990       66,225

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.43687    $ 9.04493       36,854
   01/01/2010 to 12/31/2010...........  $ 9.04493    $10.04560       45,607
   01/01/2011 to 12/31/2011...........  $10.04560    $ 9.83366       30,153
   01/01/2012 to 12/31/2012...........  $ 9.83366    $11.33774       41,551
   01/01/2013 to 12/31/2013...........  $11.33774    $15.26288       32,756
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99874    $10.20155            0
   01/01/2013 to 12/31/2013...........  $10.20155    $13.51211            0
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.60199    $ 8.77984       46,606
   01/01/2010 to 12/31/2010...........  $ 8.77984    $10.68701       61,888
   01/01/2011 to 12/31/2011...........  $10.68701    $10.16087       48,135
   01/01/2012 to 12/31/2012...........  $10.16087    $11.84769       37,541
   01/01/2013 to 12/31/2013...........  $11.84769    $15.44877       34,336
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.61957    $10.51751      211,045
   01/01/2010 to 12/31/2010...........  $10.51751    $10.35969      214,120
   01/01/2011 to 12/31/2011...........  $10.35969    $10.20379      253,055
   01/01/2012 to 12/31/2012...........  $10.20379    $10.04893      207,762
   01/01/2013 to 12/31/2013...........  $10.04893    $ 9.89558      156,244
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.98691    $ 8.13599       58,958
   01/01/2010 to 12/31/2010...........  $ 8.13599    $ 9.88948       87,635
   01/01/2011 to 12/31/2011...........  $ 9.88948    $ 9.49682       61,938
   01/01/2012 to 12/31/2012...........  $ 9.49682    $10.95341       75,072
   01/01/2013 to 12/31/2013...........  $10.95341    $15.31735       75,756
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02865    $10.07295            0
   01/01/2012 to 12/31/2012...........  $10.07295    $10.40226        1,214
   01/01/2013 to 12/31/2013...........  $10.40226    $ 9.95324        7,426
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.06533    $ 8.78786       59,462
   01/01/2010 to 12/31/2010...........  $ 8.78786    $11.13543       85,266
   01/01/2011 to 12/31/2011...........  $11.13543    $11.15065       65,249
   01/01/2012 to 12/31/2012...........  $11.15065    $12.33993       59,564
   01/01/2013 to 12/31/2013...........  $12.33993    $16.11432       56,932
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.19289    $ 7.54954       50,286
   01/01/2010 to 12/31/2010...........  $ 7.54954    $ 8.94111       91,105
   01/01/2011 to 04/29/2011...........  $ 8.94111    $10.03294            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99874    $10.33248        72,273
   01/01/2013 to 12/31/2013...........  $10.33248    $12.09919        81,104
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.19150    $ 9.14495        96,285
   01/01/2010 to 12/31/2010...........  $ 9.14495    $11.01080       178,201
   01/01/2011 to 12/31/2011...........  $11.01080    $ 8.64490       127,900
   01/01/2012 to 12/31/2012...........  $ 8.64490    $10.03905       170,398
   01/01/2013 to 12/31/2013...........  $10.03905    $ 9.90790       177,093
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.98561    $11.56999        63,137
   01/01/2010 to 12/31/2010...........  $11.56999    $11.83776        74,666
   01/01/2011 to 12/31/2011...........  $11.83776    $11.91937        67,893
   01/01/2012 to 12/31/2012...........  $11.91937    $12.28836        88,368
   01/01/2013 to 12/31/2013...........  $12.28836    $11.83763        87,309
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.93175    $12.14622       586,106
   01/01/2010 to 12/31/2010...........  $12.14622    $12.88400       825,811
   01/01/2011 to 12/31/2011...........  $12.88400    $13.09095       687,328
   01/01/2012 to 12/31/2012...........  $13.09095    $14.09248       797,218
   01/01/2013 to 12/31/2013...........  $14.09248    $13.62239       816,650
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.99736    $10.45993     1,594,790
   01/01/2010 to 12/31/2010...........  $10.45993    $11.38917     1,966,370
   01/01/2011 to 12/31/2011...........  $11.38917    $11.32728     1,970,053
   01/01/2012 to 12/31/2012...........  $11.32728    $12.31131     2,050,090
   01/01/2013 to 12/31/2013...........  $12.31131    $13.24018     1,961,922
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01866    $10.07285           229
   01/01/2012 to 12/31/2012...........  $10.07285    $10.62414        14,677
   01/01/2013 to 12/31/2013...........  $10.62414    $10.21994         9,794
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.70740    $ 8.19609       646,698
   01/01/2010 to 12/31/2010...........  $ 8.19609    $ 9.60610       804,993
   01/01/2011 to 12/31/2011...........  $ 9.60610    $ 8.87180       574,380
   01/01/2012 to 12/31/2012...........  $ 8.87180    $ 9.86507       824,290
   01/01/2013 to 12/31/2013...........  $ 9.86507    $11.36842       921,191

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.12722    $ 7.81555       32,499
   01/01/2010 to 12/31/2010...........  $ 7.81555    $ 8.85453       48,270
   01/01/2011 to 12/31/2011...........  $ 8.85453    $ 9.02103       30,829
   01/01/2012 to 12/31/2012...........  $ 9.02103    $10.55351       36,633
   01/01/2013 to 12/31/2013...........  $10.55351    $13.76244       47,908
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99874    $ 8.90747            0
   01/01/2012 to 12/31/2012...........  $ 8.90747    $ 9.92541            0
   01/01/2013 to 12/31/2013...........  $ 9.92541    $11.96308            0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.48617    $ 8.93400      536,030
   01/01/2010 to 12/31/2010...........  $ 8.93400    $ 9.84613      831,731
   01/01/2011 to 12/31/2011...........  $ 9.84613    $ 9.51998      730,250
   01/01/2012 to 12/31/2012...........  $ 9.51998    $10.33838      890,396
   01/01/2013 to 12/31/2013...........  $10.33838    $11.44699      809,381
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.79435    $ 8.37330      370,215
   01/01/2010 to 12/31/2010...........  $ 8.37330    $ 9.42811      570,272
   01/01/2011 to 12/31/2011...........  $ 9.42811    $ 9.06262      409,360
   01/01/2012 to 12/31/2012...........  $ 9.06262    $10.34330      595,387
   01/01/2013 to 12/31/2013...........  $10.34330    $12.02494      702,432
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.93733    $ 9.78770      406,471
   01/01/2010 to 12/31/2010...........  $ 9.78770    $10.77678      658,939
   01/01/2011 to 12/31/2011...........  $10.77678    $10.25384      567,859
   01/01/2012 to 12/31/2012...........  $10.25384    $11.22172      694,897
   01/01/2013 to 12/31/2013...........  $11.22172    $12.64168      713,094
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.70796    $ 8.83559       27,085
   01/01/2010 to 12/31/2010...........  $ 8.83559    $11.86932       54,733
   01/01/2011 to 12/31/2011...........  $11.86932    $11.57388       49,803
   01/01/2012 to 12/31/2012...........  $11.57388    $12.78458       48,474
   01/01/2013 to 12/31/2013...........  $12.78458    $17.01765       55,170
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.46967    $ 8.42432       63,865
   01/01/2010 to 12/31/2010...........  $ 8.42432    $10.45223       66,125
   01/01/2011 to 12/31/2011...........  $10.45223    $ 9.67773       66,105
   01/01/2012 to 12/31/2012...........  $ 9.67773    $11.26057       71,613
   01/01/2013 to 12/31/2013...........  $11.26057    $15.23609       69,375

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.17622    $ 9.92935     1,629,869
   01/01/2010 to 12/31/2010...........  $ 9.92935    $10.90571     2,057,043
   01/01/2011 to 12/31/2011...........  $10.90571    $10.95260     1,802,519
   01/01/2012 to 12/31/2012...........  $10.95260    $12.24090     2,161,067
   01/01/2013 to 12/31/2013...........  $12.24090    $14.08325     2,221,053
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.72417    $ 7.34030        79,459
   01/01/2010 to 12/31/2010...........  $ 7.34030    $ 8.18554       107,239
   01/01/2011 to 12/31/2011...........  $ 8.18554    $ 7.92860        83,027
   01/01/2012 to 12/31/2012...........  $ 7.92860    $ 9.15434       100,191
   01/01/2013 to 12/31/2013...........  $ 9.15434    $11.69068        85,930
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.46143    $ 9.86862        92,324
   01/01/2010 to 12/31/2010...........  $ 9.86862    $11.25440       131,302
   01/01/2011 to 12/31/2011...........  $11.25440    $10.89495       102,940
   01/01/2012 to 12/31/2012...........  $10.89495    $12.61485       127,224
   01/01/2013 to 12/31/2013...........  $12.61485    $17.89146       112,259
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.35538    $ 9.85783       220,418
   01/01/2010 to 12/31/2010...........  $ 9.85783    $11.69296       312,377
   01/01/2011 to 12/31/2011...........  $11.69296    $ 9.79692       228,194
   01/01/2012 to 12/31/2012...........  $ 9.79692    $ 9.99607       277,911
   01/01/2013 to 12/31/2013...........  $ 9.99607    $11.35752       251,646
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.60843    $11.80367        41,934
   01/01/2010 to 12/31/2010...........  $11.80367    $12.29119        73,954
   01/01/2011 to 12/31/2011...........  $12.29119    $12.60300        85,891
   01/01/2012 to 12/31/2012...........  $12.60300    $13.05891       105,085
   01/01/2013 to 12/31/2013...........  $13.05891    $12.37691        72,726
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.48836    $ 8.26091       194,411
   01/01/2010 to 12/31/2010...........  $ 8.26091    $ 9.32545       210,936
   01/01/2011 to 12/31/2011...........  $ 9.32545    $ 8.86601       185,422
   01/01/2012 to 12/31/2012...........  $ 8.86601    $ 9.69157       202,525
   01/01/2013 to 12/31/2013...........  $ 9.69157    $11.50036       205,354
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.47485    $10.24119       133,103
   01/01/2010 to 12/31/2010...........  $10.24119    $10.87128       225,008
   01/01/2011 to 12/31/2011...........  $10.87128    $11.35046       181,115
   01/01/2012 to 12/31/2012...........  $11.35046    $12.05471       249,232
   01/01/2013 to 12/31/2013...........  $12.05471    $11.69345       234,750

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009...........   $6.66160    $ 8.51531       709,795
   01/01/2010 to 12/31/2010...........   $8.51531    $ 9.24408     1,005,878
   01/01/2011 to 12/31/2011...........   $9.24408    $ 8.95108       725,217
   01/01/2012 to 09/21/2012...........   $8.95108    $10.03722             0

*  Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT, OR HDLT5 ONLY OR HAV
                                    AND HD
                         GRO OR HD GRO 60 BPS (1.75%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97003    $10.54251      296,477
   01/01/2007 to 12/31/2007...........  $10.54251    $11.31443      600,202
   01/01/2008 to 12/31/2008...........  $11.31443    $ 7.58029      690,422
   01/01/2009 to 12/31/2009...........  $ 7.58029    $ 9.26448      799,056
   01/01/2010 to 12/31/2010...........  $ 9.26448    $10.19462      806,904
   01/01/2011 to 12/31/2011...........  $10.19462    $ 9.75312      722,709
   01/01/2012 to 12/31/2012...........  $ 9.75312    $10.78971      726,773
   01/01/2013 to 12/31/2013...........  $10.78971    $11.66170      713,714
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98875    $10.48624          986
   01/01/2007 to 12/31/2007...........  $10.48624    $11.28462       83,485
   01/01/2008 to 12/31/2008...........  $11.28462    $ 7.78498      220,600
   01/01/2009 to 12/31/2009...........  $ 7.78498    $ 9.65571      369,600
   01/01/2010 to 12/31/2010...........  $ 9.65571    $10.79033      438,441
   01/01/2011 to 12/31/2011...........  $10.79033    $10.61693      400,750
   01/01/2012 to 12/31/2012...........  $10.61693    $11.85825      422,294
   01/01/2013 to 12/31/2013...........  $11.85825    $13.58391      421,754
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98438    $11.02064            0
   01/01/2007 to 12/31/2007...........  $11.02064    $10.81865          782
   01/01/2008 to 12/31/2008...........  $10.81865    $ 6.93814          781
   01/01/2009 to 12/31/2009...........  $ 6.93814    $ 8.03080        6,085
   01/01/2010 to 12/31/2010...........  $ 8.03080    $ 8.98555        6,133
   01/01/2011 to 12/31/2011...........  $ 8.98555    $ 9.14661        8,346
   01/01/2012 to 05/04/2012...........  $ 9.14661    $ 9.93586            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97944    $10.49898       17,026
   01/01/2007 to 12/31/2007...........  $10.49898    $11.25387       62,593
   01/01/2008 to 12/31/2008...........  $11.25387    $ 7.88566      294,740
   01/01/2009 to 12/31/2009...........  $ 7.88566    $ 9.55557      575,103
   01/01/2010 to 12/31/2010...........  $ 9.55557    $10.54773      604,407
   01/01/2011 to 12/31/2011...........  $10.54773    $10.24057      536,225
   01/01/2012 to 12/31/2012...........  $10.24057    $11.31975      569,835
   01/01/2013 to 12/31/2013...........  $11.31975    $13.08835      515,247

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99857    $ 9.16255            0
   01/01/2012 to 12/31/2012...........  $ 9.16255    $10.07596            0
   01/01/2013 to 12/31/2013...........  $10.07596    $10.97739            0
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99857    $10.49507            0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99905    $ 9.38572            0
   01/01/2010 to 12/31/2010...........  $ 9.38572    $10.19992            0
   01/01/2011 to 12/31/2011...........  $10.19992    $10.99092            0
   01/01/2012 to 12/31/2012...........  $10.99092    $11.25150            0
   01/01/2013 to 12/31/2013...........  $11.25150    $10.98198            0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99858    $12.04396            0
   01/01/2009 to 12/31/2009...........  $12.04396    $11.12056            0
   01/01/2010 to 12/31/2010...........  $11.12056    $12.15179            0
   01/01/2011 to 12/31/2011...........  $12.15179    $13.56492            0
   01/01/2012 to 12/31/2012...........  $13.56492    $14.09333            0
   01/01/2013 to 12/31/2013...........  $14.09333    $13.41564            0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99858    $12.11286            0
   01/01/2009 to 12/31/2009...........  $12.11286    $10.98780            0
   01/01/2010 to 12/31/2010...........  $10.98780    $12.02578            0
   01/01/2011 to 12/31/2011...........  $12.02578    $13.70693            0
   01/01/2012 to 12/31/2012...........  $13.70693    $14.26024            0
   01/01/2013 to 12/31/2013...........  $14.26024    $13.33784            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99905    $ 8.79604            0
   01/01/2010 to 12/31/2010...........  $ 8.79604    $ 9.66876        1,486
   01/01/2011 to 12/31/2011...........  $ 9.66876    $11.27734            0
   01/01/2012 to 12/31/2012...........  $11.27734    $11.78346            0
   01/01/2013 to 12/31/2013...........  $11.78346    $10.82629            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99810    $11.01729        6,259
   01/01/2011 to 12/31/2011...........  $11.01729    $13.02623       23,762
   01/01/2012 to 12/31/2012...........  $13.02623    $13.67162       11,015
   01/01/2013 to 12/31/2013...........  $13.67162    $12.49582          229

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99857    $12.03025       34,654
   01/01/2012 to 12/31/2012...........  $12.03025    $12.51433       33,539
   01/01/2013 to 12/31/2013...........  $12.51433    $11.10044            0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99810    $10.40740        3,259
   01/01/2013 to 12/31/2013...........  $10.40740    $ 9.18516       43,943
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99905    $ 8.75667       59,163
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97974    $10.60086      109,873
   01/01/2007 to 12/31/2007...........  $10.60086    $11.43120      334,352
   01/01/2008 to 12/31/2008...........  $11.43120    $ 7.30917      337,787
   01/01/2009 to 12/31/2009...........  $ 7.30917    $ 9.00313      451,541
   01/01/2010 to 12/31/2010...........  $ 9.00313    $10.03170      499,833
   01/01/2011 to 12/31/2011...........  $10.03170    $ 9.62010      399,272
   01/01/2012 to 12/31/2012...........  $ 9.62010    $10.75186      412,909
   01/01/2013 to 12/31/2013...........  $10.75186    $12.96360      408,166
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99857    $11.65594            0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.88701    $12.11318           34
   01/01/2007 to 12/31/2007...........  $12.11318    $ 9.53033          203
   01/01/2008 to 12/31/2008...........  $ 9.53033    $ 6.08313          202
   01/01/2009 to 12/31/2009...........  $ 6.08313    $ 7.88735          165
   01/01/2010 to 12/31/2010...........  $ 7.88735    $ 9.97588          278
   01/01/2011 to 12/31/2011...........  $ 9.97588    $10.45070          470
   01/01/2012 to 12/31/2012...........  $10.45070    $11.84713        1,972
   01/01/2013 to 12/31/2013...........  $11.84713    $12.00823        2,024
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98285    $10.45147           20
   01/01/2007 to 12/31/2007...........  $10.45147    $ 8.44578          940
   01/01/2008 to 07/18/2008...........  $ 8.44578    $ 7.73525            0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99857    $ 9.68473            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $ 9.94478            0
   01/01/2007 to 12/31/2007...........  $ 9.94478    $10.86864          369
   01/01/2008 to 12/31/2008...........  $10.86864    $ 5.97180          367
   01/01/2009 to 12/31/2009...........  $ 5.97180    $ 7.78612          832
   01/01/2010 to 12/31/2010...........  $ 7.78612    $10.14271          360
   01/01/2011 to 12/31/2011...........  $10.14271    $ 8.66144        1,496
   01/01/2012 to 12/31/2012...........  $ 8.66144    $10.22095        3,729
   01/01/2013 to 12/31/2013...........  $10.22095    $14.14486        3,384
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10358    $ 7.50322            0
   01/01/2009 to 12/31/2009...........  $ 7.50322    $ 8.93974        5,524
   01/01/2010 to 12/31/2010...........  $ 8.93974    $ 9.95667        5,317
   01/01/2011 to 12/31/2011...........  $ 9.95667    $ 9.54376        4,701
   01/01/2012 to 12/31/2012...........  $ 9.54376    $10.65837        5,146
   01/01/2013 to 12/31/2013...........  $10.65837    $12.48890        3,231
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.52216        8,973
   01/01/2007 to 12/31/2007...........  $10.52216    $11.22519       65,964
   01/01/2008 to 12/31/2008...........  $11.22519    $ 7.22737      179,253
   01/01/2009 to 12/31/2009...........  $ 7.22737    $ 8.79712      241,871
   01/01/2010 to 12/31/2010...........  $ 8.79712    $ 9.88773      247,345
   01/01/2011 to 12/31/2011...........  $ 9.88773    $ 9.57167      219,031
   01/01/2012 to 12/31/2012...........  $ 9.57167    $10.40722      208,997
   01/01/2013 to 12/31/2013...........  $10.40722    $11.73797      191,915
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99858    $ 7.47065        7,730
   01/01/2009 to 11/13/2009...........  $ 7.47065    $ 8.35030            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99858    $10.74305      140,371
   01/01/2013 to 12/31/2013...........  $10.74305    $13.14209      146,918
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99857    $10.81138            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17526    $ 6.11150            0
   01/01/2009 to 12/31/2009...........  $ 6.11150    $ 8.11460            0
   01/01/2010 to 12/31/2010...........  $ 8.11460    $ 9.58600            0
   01/01/2011 to 12/31/2011...........  $ 9.58600    $ 8.94656            0
   01/01/2012 to 12/31/2012...........  $ 8.94656    $11.14928            0
   01/01/2013 to 12/31/2013...........  $11.14928    $11.43388            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93493    $10.24906           60
   01/01/2007 to 12/31/2007...........  $10.24906    $11.48125        5,896
   01/01/2008 to 12/31/2008...........  $11.48125    $ 6.73972        5,299
   01/01/2009 to 12/31/2009...........  $ 6.73972    $ 9.89579        6,378
   01/01/2010 to 12/31/2010...........  $ 9.89579    $10.72625        3,409
   01/01/2011 to 12/31/2011...........  $10.72625    $10.12478        2,741
   01/01/2012 to 12/31/2012...........  $10.12478    $11.91711        4,229
   01/01/2013 to 12/31/2013...........  $11.91711    $15.19533        4,857
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96053    $11.03108            0
   01/01/2007 to 12/31/2007...........  $11.03108    $11.39626            0
   01/01/2008 to 12/31/2008...........  $11.39626    $ 6.64269        5,583
   01/01/2009 to 12/31/2009...........  $ 6.64269    $ 7.78118       12,477
   01/01/2010 to 12/31/2010...........  $ 7.78118    $ 8.63286       12,151
   01/01/2011 to 12/31/2011...........  $ 8.63286    $ 8.01634        6,868
   01/01/2012 to 12/31/2012...........  $ 8.01634    $ 9.42776        6,281
   01/01/2013 to 12/31/2013...........  $ 9.42776    $12.37349       21,286
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95792    $ 9.86401           41
   01/01/2007 to 12/31/2007...........  $ 9.86401    $11.56909          545
   01/01/2008 to 12/31/2008...........  $11.56909    $ 6.73180        6,242
   01/01/2009 to 12/31/2009...........  $ 6.73180    $10.39351        4,065
   01/01/2010 to 12/31/2010...........  $10.39351    $12.24001        4,433
   01/01/2011 to 12/31/2011...........  $12.24001    $11.67165        3,430
   01/01/2012 to 12/31/2012...........  $11.67165    $13.72046        5,798
   01/01/2013 to 12/31/2013...........  $13.72046    $17.82536        5,597
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08926    $ 7.61215       41,374
   01/01/2009 to 12/31/2009...........  $ 7.61215    $ 9.23061      100,308
   01/01/2010 to 12/31/2010...........  $ 9.23061    $10.12402      106,820
   01/01/2011 to 12/31/2011...........  $10.12402    $ 9.89972       99,903
   01/01/2012 to 12/31/2012...........  $ 9.89972    $10.71473      107,626
   01/01/2013 to 12/31/2013...........  $10.71473    $11.56473      108,322
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03346    $ 7.63699            0
   01/01/2009 to 12/31/2009...........  $ 7.63699    $ 9.52067        1,582
   01/01/2010 to 12/31/2010...........  $ 9.52067    $11.86158        2,472
   01/01/2011 to 12/31/2011...........  $11.86158    $11.80975        2,405
   01/01/2012 to 12/31/2012...........  $11.80975    $13.42742        4,771
   01/01/2013 to 12/31/2013...........  $13.42742    $18.31854        4,532
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94927    $11.01318           57
   01/01/2007 to 12/31/2007...........  $11.01318    $10.95037          339
   01/01/2008 to 12/31/2008...........  $10.95037    $ 6.74756        6,172
   01/01/2009 to 12/31/2009...........  $ 6.74756    $ 7.84238        1,223
   01/01/2010 to 12/31/2010...........  $ 7.84238    $ 8.66644          330
   01/01/2011 to 12/31/2011...........  $ 8.66644    $ 8.47561          539
   01/01/2012 to 12/31/2012...........  $ 8.47561    $ 9.44585        2,305
   01/01/2013 to 12/31/2013...........  $ 9.44585    $12.49812          970

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.56250            0
   01/01/2007 to 12/31/2007...........  $10.56250    $10.63742            0
   01/01/2008 to 12/31/2008...........  $10.63742    $ 7.78400          709
   01/01/2009 to 12/31/2009...........  $ 7.78400    $10.37011        7,853
   01/01/2010 to 12/31/2010...........  $10.37011    $11.56763        6,755
   01/01/2011 to 12/31/2011...........  $11.56763    $11.72970        5,559
   01/01/2012 to 12/31/2012...........  $11.72970    $13.12705        5,498
   01/01/2013 to 12/31/2013...........  $13.12705    $13.82773        5,372
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99209    $10.60171           20
   01/01/2007 to 12/31/2007...........  $10.60171    $12.40345          938
   01/01/2008 to 12/31/2008...........  $12.40345    $ 6.06655          937
   01/01/2009 to 12/31/2009...........  $ 6.06655    $ 8.06631          926
   01/01/2010 to 12/31/2010...........  $ 8.06631    $ 9.07693          924
   01/01/2011 to 12/31/2011...........  $ 9.07693    $ 7.76802          923
   01/01/2012 to 12/31/2012...........  $ 7.76802    $ 9.18910        1,551
   01/01/2013 to 12/31/2013...........  $ 9.18910    $10.75208        5,965
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.01024    $10.86454           20
   01/01/2007 to 12/31/2007...........  $10.86454    $12.57772          206
   01/01/2008 to 12/31/2008...........  $12.57772    $ 6.92187          543
   01/01/2009 to 12/31/2009...........  $ 6.92187    $ 8.87760          525
   01/01/2010 to 12/31/2010...........  $ 8.87760    $ 9.69193          170
   01/01/2011 to 12/31/2011...........  $ 9.69193    $ 8.33006          169
   01/01/2012 to 12/31/2012...........  $ 8.33006    $ 9.55185          176
   01/01/2013 to 12/31/2013...........  $ 9.55185    $11.21503          103
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99858    $10.72532      305,593
   01/01/2009 to 12/31/2009...........  $10.72532    $11.73237      118,263
   01/01/2010 to 12/31/2010...........  $11.73237    $12.77720       87,294
   01/01/2011 to 12/31/2011...........  $12.77720    $14.12060      371,651
   01/01/2012 to 12/31/2012...........  $14.12060    $15.18209      158,120
   01/01/2013 to 12/31/2013...........  $15.18209    $14.44607       38,786
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11177    $ 7.13625        2,904
   01/01/2009 to 12/31/2009...........  $ 7.13625    $ 8.88380        3,054
   01/01/2010 to 12/31/2010...........  $ 8.88380    $ 9.93736        3,349
   01/01/2011 to 12/31/2011...........  $ 9.93736    $ 9.71107        2,618
   01/01/2012 to 12/31/2012...........  $ 9.71107    $10.84004       14,105
   01/01/2013 to 12/31/2013...........  $10.84004    $12.38828       19,651

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.57842            0
   01/01/2007 to 12/31/2007...........  $10.57842    $11.37690        4,216
   01/01/2008 to 12/31/2008...........  $11.37690    $ 6.55421        4,608
   01/01/2009 to 12/31/2009...........  $ 6.55421    $ 8.75281       12,553
   01/01/2010 to 12/31/2010...........  $ 8.75281    $ 9.21909        8,811
   01/01/2011 to 12/31/2011...........  $ 9.21909    $ 8.23160        6,958
   01/01/2012 to 12/31/2012...........  $ 8.23160    $ 9.86225        8,978
   01/01/2013 to 12/31/2013...........  $ 9.86225    $11.18153        9,177
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96723    $10.53489            0
   01/01/2007 to 12/31/2007...........  $10.53489    $10.55381       29,314
   01/01/2008 to 12/31/2008...........  $10.55381    $ 8.54506      224,911
   01/01/2009 to 12/31/2009...........  $ 8.54506    $10.24727      340,120
   01/01/2010 to 12/31/2010...........  $10.24727    $10.80817      395,985
   01/01/2011 to 12/31/2011...........  $10.80817    $10.64726      356,253
   01/01/2012 to 12/31/2012...........  $10.64726    $11.58557      399,903
   01/01/2013 to 12/31/2013...........  $11.58557    $12.64248      355,177
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08396    $10.28967            0
   01/01/2010 to 12/31/2010...........  $10.28967    $11.25705            0
   01/01/2011 to 12/31/2011...........  $11.25705    $11.13692            0
   01/01/2012 to 12/31/2012...........  $11.13692    $12.60745            0
   01/01/2013 to 12/31/2013...........  $12.60745    $16.91249            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14535    $10.29945            0
   01/01/2010 to 12/31/2010...........  $10.29945    $11.51148        1,007
   01/01/2011 to 12/31/2011...........  $11.51148    $10.64939          419
   01/01/2012 to 12/31/2012...........  $10.64939    $11.85108          760
   01/01/2013 to 12/31/2013...........  $11.85108    $15.30798          823
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95990    $11.00919            0
   01/01/2007 to 12/31/2007...........  $11.00919    $10.49565          182
   01/01/2008 to 12/31/2008...........  $10.49565    $ 6.03521        4,914
   01/01/2009 to 12/31/2009...........  $ 6.03521    $ 7.08407        4,584
   01/01/2010 to 12/31/2010...........  $ 7.08407    $ 7.87845        4,425
   01/01/2011 to 12/31/2011...........  $ 7.87845    $ 7.41911            0
   01/01/2012 to 12/31/2012...........  $ 7.41911    $ 8.52255            0
   01/01/2013 to 12/31/2013...........  $ 8.52255    $11.71491          899

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94804    $10.21374           0
   01/01/2007 to 12/31/2007...........  $10.21374    $11.53918           0
   01/01/2008 to 12/31/2008...........  $11.53918    $ 6.38917       6,023
   01/01/2009 to 12/31/2009...........  $ 6.38917    $ 8.14798       5,625
   01/01/2010 to 12/31/2010...........  $ 8.14798    $ 9.58964       5,074
   01/01/2011 to 12/31/2011...........  $ 9.58964    $ 9.33879       4,654
   01/01/2012 to 12/31/2012...........  $ 9.33879    $10.30371       5,667
   01/01/2013 to 12/31/2013...........  $10.30371    $13.83409       3,842
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.47669           0
   01/01/2007 to 12/31/2007...........  $10.47669    $10.92227           0
   01/01/2008 to 12/31/2008...........  $10.92227    $ 8.23823           0
   01/01/2009 to 12/31/2009...........  $ 8.23823    $10.89824       4,049
   01/01/2010 to 12/31/2010...........  $10.89824    $12.14768       3,777
   01/01/2011 to 12/31/2011...........  $12.14768    $13.15337       3,454
   01/01/2012 to 12/31/2012...........  $13.15337    $13.69343       3,430
   01/01/2013 to 12/31/2013...........  $13.69343    $13.18866       6,992
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96011    $11.10079           0
   01/01/2007 to 12/31/2007...........  $11.10079    $11.93449           0
   01/01/2008 to 12/31/2008...........  $11.93449    $ 7.74226           0
   01/01/2009 to 12/31/2009...........  $ 7.74226    $10.00657       1,464
   01/01/2010 to 12/31/2010...........  $10.00657    $11.01926       2,575
   01/01/2011 to 12/31/2011...........  $11.01926    $10.49074       1,566
   01/01/2012 to 12/31/2012...........  $10.49074    $12.68948       2,928
   01/01/2013 to 12/31/2013...........  $12.68948    $15.91756       6,288
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93168    $10.38005           0
   01/01/2007 to 12/31/2007...........  $10.38005    $11.74189           0
   01/01/2008 to 12/31/2008...........  $11.74189    $ 7.35047           0
   01/01/2009 to 12/31/2009...........  $ 7.35047    $ 8.97986       3,172
   01/01/2010 to 12/31/2010...........  $ 8.97986    $ 9.95374       5,925
   01/01/2011 to 12/31/2011...........  $ 9.95374    $ 9.72471       4,461
   01/01/2012 to 12/31/2012...........  $ 9.72471    $11.19006       5,736
   01/01/2013 to 12/31/2013...........  $11.19006    $15.03451       7,368
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99858    $10.19406           0
   01/01/2013 to 12/31/2013...........  $10.19406    $13.47564           0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.92901    $10.39990           0
   01/01/2007 to 12/31/2007...........  $10.39990    $10.50138           0
   01/01/2008 to 12/31/2008...........  $10.50138    $ 6.38584           0
   01/01/2009 to 12/31/2009...........  $ 6.38584    $ 8.71638         415
   01/01/2010 to 12/31/2010...........  $ 8.71638    $10.58897           0
   01/01/2011 to 12/31/2011...........  $10.58897    $10.04800         203
   01/01/2012 to 12/31/2012...........  $10.04800    $11.69310       1,788
   01/01/2013 to 12/31/2013...........  $11.69310    $15.21723       1,433

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99975    $10.20465            0
   01/01/2007 to 12/31/2007...........  $10.20465    $10.51994          195
   01/01/2008 to 12/31/2008...........  $10.51994    $10.59840       13,341
   01/01/2009 to 12/31/2009...........  $10.59840    $10.44180       23,672
   01/01/2010 to 12/31/2010...........  $10.44180    $10.26477       24,268
   01/01/2011 to 12/31/2011...........  $10.26477    $10.09057       27,101
   01/01/2012 to 12/31/2012...........  $10.09057    $ 9.91778       25,244
   01/01/2013 to 12/31/2013...........  $ 9.91778    $ 9.74711       32,696
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.03571    $10.15678           40
   01/01/2007 to 12/31/2007...........  $10.15678    $10.29756        2,221
   01/01/2008 to 12/31/2008...........  $10.29756    $ 5.84357        2,692
   01/01/2009 to 12/31/2009...........  $ 5.84357    $ 8.07728        5,882
   01/01/2010 to 12/31/2010...........  $ 8.07728    $ 9.79886        5,031
   01/01/2011 to 12/31/2011...........  $ 9.79886    $ 9.39128        3,529
   01/01/2012 to 12/31/2012...........  $ 9.39128    $10.81040        5,606
   01/01/2013 to 12/31/2013...........  $10.81040    $15.08767        8,181
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02848    $10.06951            0
   01/01/2012 to 12/31/2012...........  $10.06951    $10.37829            0
   01/01/2013 to 12/31/2013...........  $10.37829    $ 9.91079            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96496    $10.19976            0
   01/01/2007 to 12/31/2007...........  $10.19976    $12.24905        1,265
   01/01/2008 to 12/31/2008...........  $12.24905    $ 6.83966        1,261
   01/01/2009 to 12/31/2009...........  $ 6.83966    $ 8.72450        2,766
   01/01/2010 to 12/31/2010...........  $ 8.72450    $11.03351        3,202
   01/01/2011 to 12/31/2011...........  $11.03351    $11.02690        2,955
   01/01/2012 to 12/31/2012...........  $11.02690    $12.17892        3,440
   01/01/2013 to 12/31/2013...........  $12.17892    $15.87285        2,597
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98799    $ 9.44486           22
   01/01/2007 to 12/31/2007...........  $ 9.44486    $11.01865          131
   01/01/2008 to 12/31/2008...........  $11.01865    $ 6.22235          209
   01/01/2009 to 12/31/2009...........  $ 6.22235    $ 7.49518        2,076
   01/01/2010 to 12/31/2010...........  $ 7.49518    $ 8.85927        2,872
   01/01/2011 to 04/29/2011...........  $ 8.85927    $ 9.93478            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99858    $10.31874        8,557
   01/01/2013 to 12/31/2013...........  $10.31874    $12.05951        7,947

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10132    $ 5.57216            0
   01/01/2009 to 12/31/2009...........  $ 5.57216    $ 9.11891        5,826
   01/01/2010 to 12/31/2010...........  $ 9.11891    $10.95795        8,612
   01/01/2011 to 12/31/2011...........  $10.95795    $ 8.58654        7,077
   01/01/2012 to 12/31/2012...........  $ 8.58654    $ 9.95162       10,682
   01/01/2013 to 12/31/2013...........  $ 9.95162    $ 9.80229       12,255
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98017    $10.16612            0
   01/01/2007 to 12/31/2007...........  $10.16612    $10.66960            0
   01/01/2008 to 12/31/2008...........  $10.66960    $10.60295          148
   01/01/2009 to 12/31/2009...........  $10.60295    $11.48658        1,620
   01/01/2010 to 12/31/2010...........  $11.48658    $11.72926        6,589
   01/01/2011 to 12/31/2011...........  $11.72926    $11.78694       24,934
   01/01/2012 to 12/31/2012...........  $11.78694    $12.12782       26,303
   01/01/2013 to 12/31/2013...........  $12.12782    $11.66008       25,797
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97123    $10.29870           40
   01/01/2007 to 12/31/2007...........  $10.29870    $10.96160        6,009
   01/01/2008 to 12/31/2008...........  $10.96160    $10.52960       30,426
   01/01/2009 to 12/31/2009...........  $10.52960    $12.05880       65,080
   01/01/2010 to 12/31/2010...........  $12.05880    $12.76610       63,030
   01/01/2011 to 12/31/2011...........  $12.76610    $12.94556       49,106
   01/01/2012 to 12/31/2012...........  $12.94556    $13.90862       51,251
   01/01/2013 to 12/31/2013...........  $13.90862    $13.41826       55,498
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97916    $10.41199        6,955
   01/01/2007 to 12/31/2007...........  $10.41199    $11.12416       51,293
   01/01/2008 to 12/31/2008...........  $11.12416    $ 8.80243      165,915
   01/01/2009 to 12/31/2009...........  $ 8.80243    $10.38444      312,015
   01/01/2010 to 12/31/2010...........  $10.38444    $11.28481      302,437
   01/01/2011 to 12/31/2011...........  $11.28481    $11.20146      269,971
   01/01/2012 to 12/31/2012...........  $11.20146    $12.15069      310,299
   01/01/2013 to 12/31/2013...........  $12.15069    $13.04183      302,498
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01849    $10.06939            0
   01/01/2012 to 12/31/2012...........  $10.06939    $10.59962            0
   01/01/2013 to 12/31/2013...........  $10.59962    $10.17640            0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.30127            0
   01/01/2007 to 12/31/2007...........  $10.30127    $11.27901       53,457
   01/01/2008 to 12/31/2008...........  $11.27901    $ 6.57207      168,928
   01/01/2009 to 12/31/2009...........  $ 6.57207    $ 8.13678      256,354
   01/01/2010 to 12/31/2010...........  $ 8.13678    $ 9.51787      292,307
   01/01/2011 to 12/31/2011...........  $ 9.51787    $ 8.77313      236,537
   01/01/2012 to 12/31/2012...........  $ 8.77313    $ 9.73603      256,448
   01/01/2013 to 12/31/2013...........  $ 9.73603    $11.19768      265,513

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95080    $10.72630            0
   01/01/2007 to 12/31/2007...........  $10.72630    $10.76050            0
   01/01/2008 to 12/31/2008...........  $10.76050    $ 6.48081          616
   01/01/2009 to 12/31/2009...........  $ 6.48081    $ 7.75928        1,147
   01/01/2010 to 12/31/2010...........  $ 7.75928    $ 8.77355        1,278
   01/01/2011 to 12/31/2011...........  $ 8.77355    $ 8.92102          787
   01/01/2012 to 12/31/2012...........  $ 8.92102    $10.41605        2,044
   01/01/2013 to 12/31/2013...........  $10.41605    $13.55651        5,189
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99857    $ 8.89568            0
   01/01/2012 to 12/31/2012...........  $ 8.89568    $ 9.89278            0
   01/01/2013 to 12/31/2013...........  $ 9.89278    $11.90029            0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08108    $ 7.34315       10,314
   01/01/2009 to 12/31/2009...........  $ 7.34315    $ 8.90471       48,728
   01/01/2010 to 12/31/2010...........  $ 8.90471    $ 9.79462       48,886
   01/01/2011 to 12/31/2011...........  $ 9.79462    $ 9.45152       42,529
   01/01/2012 to 12/31/2012...........  $ 9.45152    $10.24388       19,962
   01/01/2013 to 12/31/2013...........  $10.24388    $11.32005       17,848
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09925    $ 6.69446       50,953
   01/01/2009 to 12/31/2009...........  $ 6.69446    $ 8.34595       77,171
   01/01/2010 to 12/31/2010...........  $ 8.34595    $ 9.37899       79,316
   01/01/2011 to 12/31/2011...........  $ 9.37899    $ 8.99772       53,447
   01/01/2012 to 12/31/2012...........  $ 8.99772    $10.24908       65,064
   01/01/2013 to 12/31/2013...........  $10.24908    $11.89196       80,677
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98433    $10.56714            0
   01/01/2007 to 12/31/2007...........  $10.56714    $11.31065          150
   01/01/2008 to 12/31/2008...........  $11.31065    $ 7.75997       28,016
   01/01/2009 to 12/31/2009...........  $ 7.75997    $ 9.71715       42,143
   01/01/2010 to 12/31/2010...........  $ 9.71715    $10.67818       43,829
   01/01/2011 to 12/31/2011...........  $10.67818    $10.13994       35,786
   01/01/2012 to 12/31/2012...........  $10.13994    $11.07516       36,894
   01/01/2013 to 12/31/2013...........  $11.07516    $12.45205       37,273

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90506    $ 9.90872            0
   01/01/2007 to 12/31/2007...........  $ 9.90872    $10.43378            0
   01/01/2008 to 12/31/2008...........  $10.43378    $ 6.66531            0
   01/01/2009 to 12/31/2009...........  $ 6.66531    $ 8.77180          100
   01/01/2010 to 12/31/2010...........  $ 8.77180    $11.76047           80
   01/01/2011 to 12/31/2011...........  $11.76047    $11.44523          256
   01/01/2012 to 12/31/2012...........  $11.44523    $12.61772        1,289
   01/01/2013 to 12/31/2013...........  $12.61772    $16.76255        1,051
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99240    $10.45801            0
   01/01/2007 to 12/31/2007...........  $10.45801    $ 9.70078        1,910
   01/01/2008 to 12/31/2008...........  $ 9.70078    $ 6.70059        2,949
   01/01/2009 to 12/31/2009...........  $ 6.70059    $ 8.36348        3,405
   01/01/2010 to 12/31/2010...........  $ 8.36348    $10.35634        1,232
   01/01/2011 to 12/31/2011...........  $10.35634    $ 9.57011        1,072
   01/01/2012 to 12/31/2012...........  $ 9.57011    $11.11346        2,176
   01/01/2013 to 12/31/2013...........  $11.11346    $15.00753        1,836
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96810    $10.62508        3,766
   01/01/2007 to 12/31/2007...........  $10.62508    $11.10168      116,538
   01/01/2008 to 12/31/2008...........  $11.10168    $ 8.07989      169,999
   01/01/2009 to 12/31/2009...........  $ 8.07989    $ 9.85774      381,971
   01/01/2010 to 12/31/2010...........  $ 9.85774    $10.80580      453,599
   01/01/2011 to 12/31/2011...........  $10.80580    $10.83087      454,470
   01/01/2012 to 12/31/2012...........  $10.83087    $12.08098      475,737
   01/01/2013 to 12/31/2013...........  $12.08098    $13.87192      473,678
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95042    $11.06626            0
   01/01/2007 to 12/31/2007...........  $11.06626    $10.48707        4,714
   01/01/2008 to 12/31/2008...........  $10.48707    $ 5.98961        4,814
   01/01/2009 to 12/31/2009...........  $ 5.98961    $ 7.28736        6,506
   01/01/2010 to 12/31/2010...........  $ 7.28736    $ 8.11059        3,203
   01/01/2011 to 12/31/2011...........  $ 8.11059    $ 7.84060        2,363
   01/01/2012 to 12/31/2012...........  $ 7.84060    $ 9.03488        5,203
   01/01/2013 to 12/31/2013...........  $ 9.03488    $11.51542        4,862
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.94009    $10.46223            0
   01/01/2007 to 12/31/2007...........  $10.46223    $11.12804          821
   01/01/2008 to 12/31/2008...........  $11.12804    $ 6.49978          821
   01/01/2009 to 12/31/2009...........  $ 6.49978    $ 9.79749        2,681
   01/01/2010 to 12/31/2010...........  $ 9.79749    $11.15143        2,027
   01/01/2011 to 12/31/2011...........  $11.15143    $10.77407        2,506
   01/01/2012 to 12/31/2012...........  $10.77407    $12.45032        2,870
   01/01/2013 to 12/31/2013...........  $12.45032    $17.62352        3,271

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14742    $ 9.82387            0
   01/01/2007 to 12/31/2007...........  $ 9.82387    $13.56505          892
   01/01/2008 to 12/31/2008...........  $13.56505    $ 6.66754        1,029
   01/01/2009 to 12/31/2009...........  $ 6.66754    $ 9.78660        6,126
   01/01/2010 to 12/31/2010...........  $ 9.78660    $11.58555        6,341
   01/01/2011 to 12/31/2011...........  $11.58555    $ 9.68778        5,820
   01/01/2012 to 12/31/2012...........  $ 9.68778    $ 9.86519        6,642
   01/01/2013 to 12/31/2013...........  $ 9.86519    $11.18669        4,507
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98957    $10.29346           40
   01/01/2007 to 12/31/2007...........  $10.29346    $11.09132          344
   01/01/2008 to 12/31/2008...........  $11.09132    $10.63511        1,001
   01/01/2009 to 12/31/2009...........  $10.63511    $11.71854          755
   01/01/2010 to 12/31/2010...........  $11.71854    $12.17856        1,010
   01/01/2011 to 12/31/2011...........  $12.17856    $12.46302        1,898
   01/01/2012 to 12/31/2012...........  $12.46302    $12.88847        1,850
   01/01/2013 to 12/31/2013...........  $12.88847    $12.19127           42
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97067    $10.64737          986
   01/01/2007 to 12/31/2007...........  $10.64737    $11.46345       13,784
   01/01/2008 to 12/31/2008...........  $11.46345    $ 6.49753       13,782
   01/01/2009 to 12/31/2009...........  $ 6.49753    $ 8.20138       22,545
   01/01/2010 to 12/31/2010...........  $ 8.20138    $ 9.24013       22,005
   01/01/2011 to 12/31/2011...........  $ 9.24013    $ 8.76758       31,225
   01/01/2012 to 12/31/2012...........  $ 8.76758    $ 9.56505       29,836
   01/01/2013 to 12/31/2013...........  $ 9.56505    $11.32796       28,116
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99857    $ 9.97857            0
   01/01/2008 to 12/31/2008...........  $ 9.97857    $ 9.29580        1,988
   01/01/2009 to 12/31/2009...........  $ 9.29580    $10.19841        6,374
   01/01/2010 to 12/31/2010...........  $10.19841    $10.80459        5,721
   01/01/2011 to 12/31/2011...........  $10.80459    $11.25875        4,444
   01/01/2012 to 12/31/2012...........  $11.25875    $11.93381        9,199
   01/01/2013 to 12/31/2013...........  $11.93381    $11.55346       13,466
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07809    $ 6.63967       50,618
   01/01/2009 to 12/31/2009...........  $ 6.63967    $ 8.48729      188,039
   01/01/2010 to 12/31/2010...........  $ 8.48729    $ 9.19556      216,286
   01/01/2011 to 12/31/2011...........  $ 9.19556    $ 8.88658      156,948
   01/01/2012 to 09/21/2012...........  $ 8.88658    $ 9.95078            0

*  Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: SPOUSAL LIFETIME FIVE INCOME BENEFIT ONLY (1.90%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.39927    $10.98569       50,621
   01/01/2007 to 12/31/2007...........  $10.98569    $11.77245       52,178
   01/01/2008 to 12/31/2008...........  $11.77245    $ 7.87551       81,366
   01/01/2009 to 12/31/2009...........  $ 7.87551    $ 9.61124      459,255
   01/01/2010 to 12/31/2010...........  $ 9.61124    $10.56057      547,140
   01/01/2011 to 12/31/2011...........  $10.56057    $10.08836      450,724
   01/01/2012 to 12/31/2012...........  $10.08836    $11.14410      513,039
   01/01/2013 to 12/31/2013...........  $11.14410    $12.02719      499,169
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14643    $10.64132        5,352
   01/01/2007 to 12/31/2007...........  $10.64132    $11.43460        5,703
   01/01/2008 to 12/31/2008...........  $11.43460    $ 7.87680       34,545
   01/01/2009 to 12/31/2009...........  $ 7.87680    $ 9.75519      131,788
   01/01/2010 to 12/31/2010...........  $ 9.75519    $10.88553      135,608
   01/01/2011 to 12/31/2011...........  $10.88553    $10.69481      114,020
   01/01/2012 to 12/31/2012...........  $10.69481    $11.92762      134,628
   01/01/2013 to 12/31/2013...........  $11.92762    $13.64323      127,009
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.72581    $11.82754            0
   01/01/2007 to 12/31/2007...........  $11.82754    $11.59346            0
   01/01/2008 to 12/31/2008...........  $11.59346    $ 7.42411            0
   01/01/2009 to 12/31/2009...........  $ 7.42411    $ 8.58067       27,509
   01/01/2010 to 12/31/2010...........  $ 8.58067    $ 9.58667       30,823
   01/01/2011 to 12/31/2011...........  $ 9.58667    $ 9.74413       29,907
   01/01/2012 to 05/04/2012...........  $ 9.74413    $10.57964            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.34964    $10.87782       25,499
   01/01/2007 to 12/31/2007...........  $10.87782    $11.64277       24,633
   01/01/2008 to 12/31/2008...........  $11.64277    $ 8.14626       34,831
   01/01/2009 to 12/31/2009...........  $ 8.14626    $ 9.85682      514,826
   01/01/2010 to 12/31/2010...........  $ 9.85682    $10.86424      623,828
   01/01/2011 to 12/31/2011...........  $10.86424    $10.53238      513,328
   01/01/2012 to 12/31/2012...........  $10.53238    $11.62514      568,077
   01/01/2013 to 12/31/2013...........  $11.62514    $13.42168      444,967

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99793    $ 9.15301            0
   01/01/2012 to 12/31/2012...........  $ 9.15301    $10.05053            0
   01/01/2013 to 12/31/2013...........  $10.05053    $10.93367            0
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99845    $10.48449            0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99897    $ 9.37189            0
   01/01/2010 to 12/31/2010...........  $ 9.37189    $10.16992            0
   01/01/2011 to 12/31/2011...........  $10.16992    $10.94263            0
   01/01/2012 to 12/31/2012...........  $10.94263    $11.18539            0
   01/01/2013 to 12/31/2013...........  $11.18539    $10.90130            0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99846    $12.02740        2,716
   01/01/2009 to 12/31/2009...........  $12.02740    $11.08899       13,607
   01/01/2010 to 12/31/2010...........  $11.08899    $12.09943            0
   01/01/2011 to 12/31/2011...........  $12.09943    $13.48663            0
   01/01/2012 to 12/31/2012...........  $13.48663    $13.99125            0
   01/01/2013 to 12/31/2013...........  $13.99125    $13.29882            0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99846    $12.09626        2,440
   01/01/2009 to 12/31/2009...........  $12.09626    $10.95660        9,277
   01/01/2010 to 12/31/2010...........  $10.95660    $11.97397        2,796
   01/01/2011 to 12/31/2011...........  $11.97397    $13.62798            0
   01/01/2012 to 12/31/2012...........  $13.62798    $14.15708            0
   01/01/2013 to 12/31/2013...........  $14.15708    $13.22184            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99897    $ 8.78306            0
   01/01/2010 to 12/31/2010...........  $ 8.78306    $ 9.64023      124,160
   01/01/2011 to 12/31/2011...........  $ 9.64023    $11.22759       31,645
   01/01/2012 to 12/31/2012...........  $11.22759    $11.71417            0
   01/01/2013 to 12/31/2013...........  $11.71417    $10.74672            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99794    $11.00110      119,889
   01/01/2011 to 12/31/2011...........  $11.00110    $12.98795       42,207
   01/01/2012 to 12/31/2012...........  $12.98795    $13.61130       17,563
   01/01/2013 to 12/31/2013...........  $13.61130    $12.42241            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99845    $12.01256      129,732
   01/01/2012 to 12/31/2012...........  $12.01256    $12.47759       78,339
   01/01/2013 to 12/31/2013...........  $12.47759    $11.05160            0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99794    $10.39215      121,338
   01/01/2013 to 12/31/2013...........  $10.39215    $ 9.15827      164,475
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99897    $ 8.74369      275,406
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.51837    $11.16214       84,776
   01/01/2007 to 12/31/2007...........  $11.16214    $12.01860       83,475
   01/01/2008 to 12/31/2008...........  $12.01860    $ 7.67349      163,098
   01/01/2009 to 12/31/2009...........  $ 7.67349    $ 9.43787      756,117
   01/01/2010 to 12/31/2010...........  $ 9.43787    $10.50081      841,809
   01/01/2011 to 12/31/2011...........  $10.50081    $10.05525      664,857
   01/01/2012 to 12/31/2012...........  $10.05525    $11.22171      738,280
   01/01/2013 to 12/31/2013...........  $11.22171    $13.51022      741,731
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99845    $11.64134       43,384
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.14998    $16.09509            0
   01/01/2007 to 12/31/2007...........  $16.09509    $12.64447            0
   01/01/2008 to 12/31/2008...........  $12.64447    $ 8.05893            0
   01/01/2009 to 12/31/2009...........  $ 8.05893    $10.43374          769
   01/01/2010 to 12/31/2010...........  $10.43374    $13.17714        4,215
   01/01/2011 to 12/31/2011...........  $13.17714    $13.78398        2,362
   01/01/2012 to 12/31/2012...........  $13.78398    $15.60270        2,957
   01/01/2013 to 12/31/2013...........  $15.60270    $15.79154        4,165
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.25302    $11.76968            0
   01/01/2007 to 12/31/2007...........  $11.76968    $ 9.49700            0
   01/01/2008 to 07/18/2008...........  $ 9.49700    $ 8.69104            0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99845    $ 9.67493            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.19699    $12.11939            0
   01/01/2007 to 12/31/2007...........  $12.11939    $13.22558            0
   01/01/2008 to 12/31/2008...........  $13.22558    $ 7.25607        1,551
   01/01/2009 to 12/31/2009...........  $ 7.25607    $ 9.44657          419
   01/01/2010 to 12/31/2010...........  $ 9.44657    $12.28759          552
   01/01/2011 to 12/31/2011...........  $12.28759    $10.47763       13,228
   01/01/2012 to 12/31/2012...........  $10.47763    $12.34599       13,532
   01/01/2013 to 12/31/2013...........  $12.34599    $17.06049       13,524
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10354    $ 7.49581        2,850
   01/01/2009 to 12/31/2009...........  $ 7.49581    $ 8.91773       32,521
   01/01/2010 to 12/31/2010...........  $ 8.91773    $ 9.91745       34,121
   01/01/2011 to 12/31/2011...........  $ 9.91745    $ 9.49220       29,657
   01/01/2012 to 12/31/2012...........  $ 9.49220    $10.58502       35,765
   01/01/2013 to 12/31/2013...........  $10.58502    $12.38466       33,996
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04664    $10.56241        2,702
   01/01/2007 to 12/31/2007...........  $10.56241    $11.25138        4,547
   01/01/2008 to 12/31/2008...........  $11.25138    $ 7.23357        8,653
   01/01/2009 to 12/31/2009...........  $ 7.23357    $ 8.79176       59,158
   01/01/2010 to 12/31/2010...........  $ 8.79176    $ 9.86717      122,916
   01/01/2011 to 12/31/2011...........  $ 9.86717    $ 9.53771      106,370
   01/01/2012 to 12/31/2012...........  $ 9.53771    $10.35497      132,161
   01/01/2013 to 12/31/2013...........  $10.35497    $11.66190      128,615
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99846    $ 7.46564          830
   01/01/2009 to 11/13/2009...........  $ 7.46564    $ 8.33415            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99846    $10.73228      287,894
   01/01/2013 to 12/31/2013...........  $10.73228    $13.10969      282,081
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99845    $10.80048       39,092
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17514    $ 6.10747            0
   01/01/2009 to 12/31/2009...........  $ 6.10747    $ 8.09735        5,233
   01/01/2010 to 12/31/2010...........  $ 8.09735    $ 9.55158        6,010
   01/01/2011 to 12/31/2011...........  $ 9.55158    $ 8.90131        4,981
   01/01/2012 to 12/31/2012...........  $ 8.90131    $11.07650        5,740
   01/01/2013 to 12/31/2013...........  $11.07650    $11.34251        6,964

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.24704    $11.59121            0
   01/01/2007 to 12/31/2007...........  $11.59121    $12.96551            0
   01/01/2008 to 12/31/2008...........  $12.96551    $ 7.59977          454
   01/01/2009 to 12/31/2009...........  $ 7.59977    $11.14229       16,802
   01/01/2010 to 12/31/2010...........  $11.14229    $12.05954       19,798
   01/01/2011 to 12/31/2011...........  $12.05954    $11.36664       14,398
   01/01/2012 to 12/31/2012...........  $11.36664    $13.35906       16,997
   01/01/2013 to 12/31/2013...........  $13.35906    $17.00888       17,944
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.65822    $11.79214            0
   01/01/2007 to 12/31/2007...........  $11.79214    $12.16446            0
   01/01/2008 to 12/31/2008...........  $12.16446    $ 7.08000            0
   01/01/2009 to 12/31/2009...........  $ 7.08000    $ 8.28115       15,497
   01/01/2010 to 12/31/2010...........  $ 8.28115    $ 9.17397       14,804
   01/01/2011 to 12/31/2011...........  $ 9.17397    $ 8.50626       12,131
   01/01/2012 to 12/31/2012...........  $ 8.50626    $ 9.98923        5,308
   01/01/2013 to 12/31/2013...........  $ 9.98923    $13.09110        5,072
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.12778    $11.01205            0
   01/01/2007 to 12/31/2007...........  $11.01205    $12.89631            0
   01/01/2008 to 12/31/2008...........  $12.89631    $ 7.49295          508
   01/01/2009 to 12/31/2009...........  $ 7.49295    $11.55150       21,686
   01/01/2010 to 12/31/2010...........  $11.55150    $13.58365       27,187
   01/01/2011 to 12/31/2011...........  $13.58365    $12.93390       14,769
   01/01/2012 to 12/31/2012...........  $12.93390    $15.18202       17,529
   01/01/2013 to 12/31/2013...........  $15.18202    $19.69518       20,385
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08922    $ 7.60464        3,655
   01/01/2009 to 12/31/2009...........  $ 7.60464    $ 9.20795      169,953
   01/01/2010 to 12/31/2010...........  $ 9.20795    $10.08437      246,741
   01/01/2011 to 12/31/2011...........  $10.08437    $ 9.84640      224,887
   01/01/2012 to 12/31/2012...........  $ 9.84640    $10.64133      245,096
   01/01/2013 to 12/31/2013...........  $10.64133    $11.46849      225,315
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03334    $ 7.63187            0
   01/01/2009 to 12/31/2009...........  $ 7.63187    $ 9.50032       20,133
   01/01/2010 to 12/31/2010...........  $ 9.50032    $11.81873       26,327
   01/01/2011 to 12/31/2011...........  $11.81873    $11.74963       16,354
   01/01/2012 to 12/31/2012...........  $11.74963    $13.33932       19,728
   01/01/2013 to 12/31/2013...........  $13.33932    $18.17136       20,367
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.55276    $12.77562            0
   01/01/2007 to 12/31/2007...........  $12.77562    $12.68399            0
   01/01/2008 to 12/31/2008...........  $12.68399    $ 7.80431            0
   01/01/2009 to 12/31/2009...........  $ 7.80431    $ 9.05722        4,729
   01/01/2010 to 12/31/2010...........  $ 9.05722    $ 9.99424       10,725
   01/01/2011 to 12/31/2011...........  $ 9.99424    $ 9.75979        6,851
   01/01/2012 to 12/31/2012...........  $ 9.75979    $10.86104        8,155
   01/01/2013 to 12/31/2013...........  $10.86104    $14.34953        7,628

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.09677    $10.65578            0
   01/01/2007 to 12/31/2007...........  $10.65578    $10.71545            0
   01/01/2008 to 12/31/2008...........  $10.71545    $ 7.82946            0
   01/01/2009 to 12/31/2009...........  $ 7.82946    $10.41539        8,617
   01/01/2010 to 12/31/2010...........  $10.41539    $11.60106        8,821
   01/01/2011 to 12/31/2011...........  $11.60106    $11.74628        7,557
   01/01/2012 to 12/31/2012...........  $11.74628    $13.12633        6,923
   01/01/2013 to 12/31/2013...........  $13.12633    $13.80651        6,643
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99197    $10.59108            0
   01/01/2007 to 12/31/2007...........  $10.59108    $12.37266            0
   01/01/2008 to 12/31/2008...........  $12.37266    $ 6.04263            0
   01/01/2009 to 12/31/2009...........  $ 6.04263    $ 8.02258       11,074
   01/01/2010 to 12/31/2010...........  $ 8.02258    $ 9.01442       17,704
   01/01/2011 to 12/31/2011...........  $ 9.01442    $ 7.70310       13,585
   01/01/2012 to 12/31/2012...........  $ 7.70310    $ 9.09880       14,349
   01/01/2013 to 12/31/2013...........  $ 9.09880    $10.63067       15,992
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.01012    $10.85384            0
   01/01/2007 to 12/31/2007...........  $10.85384    $12.54671            0
   01/01/2008 to 12/31/2008...........  $12.54671    $ 6.89463            0
   01/01/2009 to 12/31/2009...........  $ 6.89463    $ 8.82960        8,210
   01/01/2010 to 12/31/2010...........  $ 8.82960    $ 9.62539       14,616
   01/01/2011 to 12/31/2011...........  $ 9.62539    $ 8.26071       11,572
   01/01/2012 to 12/31/2012...........  $ 8.26071    $ 9.45839       14,585
   01/01/2013 to 12/31/2013...........  $ 9.45839    $11.08897       15,914
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99846    $10.71068            0
   01/01/2009 to 12/31/2009...........  $10.71068    $11.69915            0
   01/01/2010 to 12/31/2010...........  $11.69915    $12.72222            0
   01/01/2011 to 12/31/2011...........  $12.72222    $14.03915      734,889
   01/01/2012 to 12/31/2012...........  $14.03915    $15.07214      258,045
   01/01/2013 to 12/31/2013...........  $15.07214    $14.32043       52,353
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11173    $ 7.12925        3,098
   01/01/2009 to 12/31/2009...........  $ 7.12925    $ 8.86201       51,073
   01/01/2010 to 12/31/2010...........  $ 8.86201    $ 9.89847       81,692
   01/01/2011 to 12/31/2011...........  $ 9.89847    $ 9.65878       78,604
   01/01/2012 to 12/31/2012...........  $ 9.65878    $10.76599       95,134
   01/01/2013 to 12/31/2013...........  $10.76599    $12.28543       98,613

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.12272    $12.81320            0
   01/01/2007 to 12/31/2007...........  $12.81320    $13.75995            0
   01/01/2008 to 12/31/2008...........  $13.75995    $ 7.91534          764
   01/01/2009 to 12/31/2009...........  $ 7.91534    $10.55484       27,364
   01/01/2010 to 12/31/2010...........  $10.55484    $11.10084       29,556
   01/01/2011 to 12/31/2011...........  $11.10084    $ 9.89724       16,203
   01/01/2012 to 12/31/2012...........  $ 9.89724    $11.84030        8,507
   01/01/2013 to 12/31/2013...........  $11.84030    $13.40435        8,589
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.95216    $11.56456            0
   01/01/2007 to 12/31/2007...........  $11.56456    $11.56821            0
   01/01/2008 to 12/31/2008...........  $11.56821    $ 9.35251       39,119
   01/01/2009 to 12/31/2009...........  $ 9.35251    $11.19913       73,978
   01/01/2010 to 12/31/2010...........  $11.19913    $11.79468       48,426
   01/01/2011 to 12/31/2011...........  $11.79468    $11.60212       49,180
   01/01/2012 to 12/31/2012...........  $11.60212    $12.60601       53,878
   01/01/2013 to 12/31/2013...........  $12.60601    $13.73586       36,383
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08384    $10.28767            0
   01/01/2010 to 12/31/2010...........  $10.28767    $11.23842            0
   01/01/2011 to 12/31/2011...........  $11.23842    $11.10228            0
   01/01/2012 to 12/31/2012...........  $11.10228    $12.54958            0
   01/01/2013 to 12/31/2013...........  $12.54958    $16.81014            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14522    $10.29744            0
   01/01/2010 to 12/31/2010...........  $10.29744    $11.49224        5,530
   01/01/2011 to 12/31/2011...........  $11.49224    $10.61596        2,477
   01/01/2012 to 12/31/2012...........  $10.61596    $11.79636        3,661
   01/01/2013 to 12/31/2013...........  $11.79636    $15.21484        4,712
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.09247    $12.24906            0
   01/01/2007 to 12/31/2007...........  $12.24906    $11.66043            0
   01/01/2008 to 12/31/2008...........  $11.66043    $ 6.69520          431
   01/01/2009 to 12/31/2009...........  $ 6.69520    $ 7.84723       10,059
   01/01/2010 to 12/31/2010...........  $ 7.84723    $ 8.71427       10,566
   01/01/2011 to 12/31/2011...........  $ 8.71427    $ 8.19415        1,091
   01/01/2012 to 12/31/2012...........  $ 8.19415    $ 9.39903          953
   01/01/2013 to 12/31/2013...........  $ 9.39903    $12.90063        2,271

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.16512    $11.45220            0
   01/01/2007 to 12/31/2007...........  $11.45220    $12.91932            0
   01/01/2008 to 12/31/2008...........  $12.91932    $ 7.14281            0
   01/01/2009 to 12/31/2009...........  $ 7.14281    $ 9.09565       38,033
   01/01/2010 to 12/31/2010...........  $ 9.09565    $10.68915       44,092
   01/01/2011 to 12/31/2011...........  $10.68915    $10.39424       22,878
   01/01/2012 to 12/31/2012...........  $10.39424    $11.45130       22,256
   01/01/2013 to 12/31/2013...........  $11.45130    $15.35214       21,596
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.22221    $10.70056            0
   01/01/2007 to 12/31/2007...........  $10.70056    $11.13919            0
   01/01/2008 to 12/31/2008...........  $11.13919    $ 8.38953            0
   01/01/2009 to 12/31/2009...........  $ 8.38953    $11.08201        6,692
   01/01/2010 to 12/31/2010...........  $11.08201    $12.33428        6,398
   01/01/2011 to 12/31/2011...........  $12.33428    $13.33584        5,812
   01/01/2012 to 12/31/2012...........  $13.33584    $13.86283        5,928
   01/01/2013 to 12/31/2013...........  $13.86283    $13.33228        6,020
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.45716    $12.75677            0
   01/01/2007 to 12/31/2007...........  $12.75677    $13.69463            0
   01/01/2008 to 12/31/2008...........  $13.69463    $ 8.87094          222
   01/01/2009 to 12/31/2009...........  $ 8.87094    $11.44852        4,567
   01/01/2010 to 12/31/2010...........  $11.44852    $12.58852       11,176
   01/01/2011 to 12/31/2011...........  $12.58852    $11.96714        5,867
   01/01/2012 to 12/31/2012...........  $11.96714    $14.45384       11,046
   01/01/2013 to 12/31/2013...........  $14.45384    $18.10409       12,567
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.06858    $11.55696            0
   01/01/2007 to 12/31/2007...........  $11.55696    $13.05382            0
   01/01/2008 to 12/31/2008...........  $13.05382    $ 8.15973            0
   01/01/2009 to 12/31/2009...........  $ 8.15973    $ 9.95377        7,371
   01/01/2010 to 12/31/2010...........  $ 9.95377    $11.01704        7,855
   01/01/2011 to 12/31/2011...........  $11.01704    $10.74757        6,683
   01/01/2012 to 12/31/2012...........  $10.74757    $12.34872        1,327
   01/01/2013 to 12/31/2013...........  $12.34872    $16.56683        1,193
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99846    $10.18849            0
   01/01/2013 to 12/31/2013...........  $10.18849    $13.44856            0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.07117    $11.58488            0
   01/01/2007 to 12/31/2007...........  $11.58488    $11.68066            0
   01/01/2008 to 12/31/2008...........  $11.68066    $ 7.09254            0
   01/01/2009 to 12/31/2009...........  $ 7.09254    $ 9.66687        4,858
   01/01/2010 to 12/31/2010...........  $ 9.66687    $11.72633        5,260
   01/01/2011 to 12/31/2011...........  $11.72633    $11.11083        3,578
   01/01/2012 to 12/31/2012...........  $11.11083    $12.91074        3,835
   01/01/2013 to 12/31/2013...........  $12.91074    $16.77719        2,629

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99963    $10.19448            0
   01/01/2007 to 12/31/2007...........  $10.19448    $10.49408            0
   01/01/2008 to 12/31/2008...........  $10.49408    $10.55683            0
   01/01/2009 to 12/31/2009...........  $10.55683    $10.38554        4,216
   01/01/2010 to 12/31/2010...........  $10.38554    $10.19444        3,814
   01/01/2011 to 12/31/2011...........  $10.19444    $10.00685        9,408
   01/01/2012 to 12/31/2012...........  $10.00685    $ 9.82027        6,733
   01/01/2013 to 12/31/2013...........  $ 9.82027    $ 9.63721       15,972
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.67846    $11.80784            0
   01/01/2007 to 12/31/2007...........  $11.80784    $11.95373            0
   01/01/2008 to 12/31/2008...........  $11.95373    $ 6.77336            0
   01/01/2009 to 12/31/2009...........  $ 6.77336    $ 9.34880       12,468
   01/01/2010 to 12/31/2010...........  $ 9.34880    $11.32466       18,504
   01/01/2011 to 12/31/2011...........  $11.32466    $10.83771       11,663
   01/01/2012 to 12/31/2012...........  $10.83771    $12.45694       13,801
   01/01/2013 to 12/31/2013...........  $12.45694    $17.36010       13,123
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02836    $10.06695            0
   01/01/2012 to 12/31/2012...........  $10.06695    $10.36040            0
   01/01/2013 to 12/31/2013...........  $10.36040    $ 9.87920        5,665
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.38451    $12.66399            0
   01/01/2007 to 12/31/2007...........  $12.66399    $15.18589            0
   01/01/2008 to 12/31/2008...........  $15.18589    $ 8.46708        1,290
   01/01/2009 to 12/31/2009...........  $ 8.46708    $10.78443        1,654
   01/01/2010 to 12/31/2010...........  $10.78443    $13.61848        1,255
   01/01/2011 to 12/31/2011...........  $13.61848    $13.59037          704
   01/01/2012 to 12/31/2012...........  $13.59037    $14.98812          671
   01/01/2013 to 12/31/2013...........  $14.98812    $19.50534          606
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.52092    $10.88374            0
   01/01/2007 to 12/31/2007...........  $10.88374    $12.67848            0
   01/01/2008 to 12/31/2008...........  $12.67848    $ 7.14915            0
   01/01/2009 to 12/31/2009...........  $ 7.14915    $ 8.59892       19,993
   01/01/2010 to 12/31/2010...........  $ 8.59892    $10.14886       24,756
   01/01/2011 to 04/29/2011...........  $10.14886    $11.37547            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99846    $10.30845       27,511
   01/01/2013 to 12/31/2013...........  $10.30845    $12.02970       26,678

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10120    $ 5.56843            0
   01/01/2009 to 12/31/2009...........  $ 5.56843    $ 9.09942       32,359
   01/01/2010 to 12/31/2010...........  $ 9.09942    $10.91854       41,589
   01/01/2011 to 12/31/2011...........  $10.91854    $ 8.54304       29,187
   01/01/2012 to 12/31/2012...........  $ 8.54304    $ 9.88663       32,287
   01/01/2013 to 12/31/2013...........  $ 9.88663    $ 9.72394       42,005
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04974    $10.22695            0
   01/01/2007 to 12/31/2007...........  $10.22695    $10.71750            0
   01/01/2008 to 12/31/2008...........  $10.71750    $10.63495            0
   01/01/2009 to 12/31/2009...........  $10.63495    $11.50428        1,394
   01/01/2010 to 12/31/2010...........  $11.50428    $11.72999        1,551
   01/01/2011 to 12/31/2011...........  $11.72999    $11.77036        1,375
   01/01/2012 to 12/31/2012...........  $11.77036    $12.09290        1,472
   01/01/2013 to 12/31/2013...........  $12.09290    $11.60948        1,605
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97111    $10.28859            0
   01/01/2007 to 12/31/2007...........  $10.28859    $10.93452            0
   01/01/2008 to 12/31/2008...........  $10.93452    $10.48811        1,503
   01/01/2009 to 12/31/2009...........  $10.48811    $11.99359      123,840
   01/01/2010 to 12/31/2010...........  $11.99359    $12.67844      157,774
   01/01/2011 to 12/31/2011...........  $12.67844    $12.83777      136,313
   01/01/2012 to 12/31/2012...........  $12.83777    $13.77245      134,484
   01/01/2013 to 12/31/2013...........  $13.77245    $13.26724      148,327
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.20074    $10.63282        3,533
   01/01/2007 to 12/31/2007...........  $10.63282    $11.34340        3,353
   01/01/2008 to 12/31/2008...........  $11.34340    $ 8.96271        6,284
   01/01/2009 to 12/31/2009...........  $ 8.96271    $10.55805       87,109
   01/01/2010 to 12/31/2010...........  $10.55805    $11.45661      157,813
   01/01/2011 to 12/31/2011...........  $11.45661    $11.35524      152,754
   01/01/2012 to 12/31/2012...........  $11.35524    $12.29917      217,057
   01/01/2013 to 12/31/2013...........  $12.29917    $13.18173      304,081
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01837    $10.06686            0
   01/01/2012 to 12/31/2012...........  $10.06686    $10.58122            0
   01/01/2013 to 12/31/2013...........  $10.58122    $10.14377            0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16637    $10.46392        2,113
   01/01/2007 to 12/31/2007...........  $10.46392    $11.44013        2,112
   01/01/2008 to 12/31/2008...........  $11.44013    $ 6.65616       17,871
   01/01/2009 to 12/31/2009...........  $ 6.65616    $ 8.22871      194,848
   01/01/2010 to 12/31/2010...........  $ 8.22871    $ 9.61112      231,128
   01/01/2011 to 12/31/2011...........  $ 9.61112    $ 8.84603      139,885
   01/01/2012 to 12/31/2012...........  $ 8.84603    $ 9.80252      178,028
   01/01/2013 to 12/31/2013...........  $ 9.80252    $11.25762      166,562

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.65212    $11.47106            0
   01/01/2007 to 12/31/2007...........  $11.47106    $11.49052            0
   01/01/2008 to 12/31/2008...........  $11.49052    $ 6.91030            0
   01/01/2009 to 12/31/2009...........  $ 6.91030    $ 8.26135            0
   01/01/2010 to 12/31/2010...........  $ 8.26135    $ 9.32751            0
   01/01/2011 to 12/31/2011...........  $ 9.32751    $ 9.47038            0
   01/01/2012 to 12/31/2012...........  $ 9.47038    $11.04111            0
   01/01/2013 to 12/31/2013...........  $11.04111    $14.34896        1,260
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99845    $ 8.88686            0
   01/01/2012 to 12/31/2012...........  $ 8.88686    $ 9.86852            0
   01/01/2013 to 12/31/2013...........  $ 9.86852    $11.85371            0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08104    $ 7.33582        3,160
   01/01/2009 to 12/31/2009...........  $ 7.33582    $ 8.88278       62,367
   01/01/2010 to 12/31/2010...........  $ 8.88278    $ 9.75608      188,331
   01/01/2011 to 12/31/2011...........  $ 9.75608    $ 9.40046      153,263
   01/01/2012 to 12/31/2012...........  $ 9.40046    $10.17351      178,973
   01/01/2013 to 12/31/2013...........  $10.17351    $11.22577      180,391
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09921    $ 6.68783        6,753
   01/01/2009 to 12/31/2009...........  $ 6.68783    $ 8.32531       98,458
   01/01/2010 to 12/31/2010...........  $ 8.32531    $ 9.34197      216,833
   01/01/2011 to 12/31/2011...........  $ 9.34197    $ 8.94898      157,873
   01/01/2012 to 12/31/2012...........  $ 8.94898    $10.17832      200,832
   01/01/2013 to 12/31/2013...........  $10.17832    $11.79258      212,776
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.48067    $11.08163            0
   01/01/2007 to 12/31/2007...........  $11.08163    $11.84385            0
   01/01/2008 to 12/31/2008...........  $11.84385    $ 8.11373        9,161
   01/01/2009 to 12/31/2009...........  $ 8.11373    $10.14527       99,514
   01/01/2010 to 12/31/2010...........  $10.14527    $11.13210      203,870
   01/01/2011 to 12/31/2011...........  $11.13210    $10.55553      149,749
   01/01/2012 to 12/31/2012...........  $10.55553    $11.51210      167,144
   01/01/2013 to 12/31/2013...........  $11.51210    $12.92428      172,087
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90494    $ 9.89897            0
   01/01/2007 to 12/31/2007...........  $ 9.89897    $10.40798            0
   01/01/2008 to 12/31/2008...........  $10.40798    $ 6.63894          301
   01/01/2009 to 12/31/2009...........  $ 6.63894    $ 8.72427        2,940
   01/01/2010 to 12/31/2010...........  $ 8.72427    $11.67952        3,581
   01/01/2011 to 12/31/2011...........  $11.67952    $11.34980        2,407
   01/01/2012 to 12/31/2012...........  $11.34980    $12.49402        2,930
   01/01/2013 to 12/31/2013...........  $12.49402    $16.57375        2,319

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.97289    $12.51865            0
   01/01/2007 to 12/31/2007...........  $12.51865    $11.59499            0
   01/01/2008 to 12/31/2008...........  $11.59499    $ 7.99717          934
   01/01/2009 to 12/31/2009...........  $ 7.99717    $ 9.96698        2,982
   01/01/2010 to 12/31/2010...........  $ 9.96698    $12.32368        3,324
   01/01/2011 to 12/31/2011...........  $12.32368    $11.37136        1,159
   01/01/2012 to 12/31/2012...........  $11.37136    $13.18554        1,344
   01/01/2013 to 12/31/2013...........  $13.18554    $17.77929        1,592
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.71510    $11.41015            0
   01/01/2007 to 12/31/2007...........  $11.41015    $11.90429        3,088
   01/01/2008 to 12/31/2008...........  $11.90429    $ 8.65127        9,217
   01/01/2009 to 12/31/2009...........  $ 8.65127    $10.53936      203,180
   01/01/2010 to 12/31/2010...........  $10.53936    $11.53594      287,813
   01/01/2011 to 12/31/2011...........  $11.53594    $11.54580      278,077
   01/01/2012 to 12/31/2012...........  $11.54580    $12.85936      311,349
   01/01/2013 to 12/31/2013...........  $12.85936    $14.74391      412,087
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.03110    $12.25615            0
   01/01/2007 to 12/31/2007...........  $12.25615    $11.59745            0
   01/01/2008 to 12/31/2008...........  $11.59745    $ 6.61400            0
   01/01/2009 to 12/31/2009...........  $ 6.61400    $ 8.03515       30,619
   01/01/2010 to 12/31/2010...........  $ 8.03515    $ 8.92968       36,104
   01/01/2011 to 12/31/2011...........  $ 8.92968    $ 8.61982       21,960
   01/01/2012 to 12/31/2012...........  $ 8.61982    $ 9.91807       19,270
   01/01/2013 to 12/31/2013...........  $ 9.91807    $12.62254       29,285
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93997    $10.45186            0
   01/01/2007 to 12/31/2007...........  $10.45186    $11.10054            0
   01/01/2008 to 12/31/2008...........  $11.10054    $ 6.47415        1,670
   01/01/2009 to 12/31/2009...........  $ 6.47415    $ 9.74439       17,808
   01/01/2010 to 12/31/2010...........  $ 9.74439    $11.07477       26,220
   01/01/2011 to 12/31/2011...........  $11.07477    $10.68434       18,277
   01/01/2012 to 12/31/2012...........  $10.68434    $12.32839       23,771
   01/01/2013 to 12/31/2013...........  $12.32839    $17.42511       53,822
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.77422    $13.32198            0
   01/01/2007 to 12/31/2007...........  $13.32198    $18.36788            0
   01/01/2008 to 12/31/2008...........  $18.36788    $ 9.01490        1,265
   01/01/2009 to 12/31/2009...........  $ 9.01490    $13.21257       15,189
   01/01/2010 to 12/31/2010...........  $13.21257    $15.61837       17,006
   01/01/2011 to 12/31/2011...........  $15.61837    $13.04089       11,386
   01/01/2012 to 12/31/2012...........  $13.04089    $13.26007       10,344
   01/01/2013 to 12/31/2013...........  $13.26007    $15.01427        8,162

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.55493    $ 9.83592            0
   01/01/2007 to 12/31/2007...........  $ 9.83592    $10.58257            0
   01/01/2008 to 12/31/2008...........  $10.58257    $10.13233            0
   01/01/2009 to 12/31/2009...........  $10.13233    $11.14805        7,204
   01/01/2010 to 12/31/2010...........  $11.14805    $11.56854        8,258
   01/01/2011 to 12/31/2011...........  $11.56854    $11.82135        7,397
   01/01/2012 to 12/31/2012...........  $11.82135    $12.20681        7,799
   01/01/2013 to 12/31/2013...........  $12.20681    $11.52960        8,049
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.63747    $11.34830            0
   01/01/2007 to 12/31/2007...........  $11.34830    $12.20009            0
   01/01/2008 to 12/31/2008...........  $12.20009    $ 6.90477        5,883
   01/01/2009 to 12/31/2009...........  $ 6.90477    $ 8.70257       23,967
   01/01/2010 to 12/31/2010...........  $ 8.70257    $ 9.79034       15,158
   01/01/2011 to 12/31/2011...........  $ 9.79034    $ 9.27604       14,045
   01/01/2012 to 12/31/2012...........  $ 9.27604    $10.10482       15,657
   01/01/2013 to 12/31/2013...........  $10.10482    $11.94966       31,767
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99845    $ 9.97679            0
   01/01/2008 to 12/31/2008...........  $ 9.97679    $ 9.28052            0
   01/01/2009 to 12/31/2009...........  $ 9.28052    $10.16667       52,562
   01/01/2010 to 12/31/2010...........  $10.16667    $10.75520       63,085
   01/01/2011 to 12/31/2011...........  $10.75520    $11.19085       53,550
   01/01/2012 to 12/31/2012...........  $11.19085    $11.84431       48,593
   01/01/2013 to 12/31/2013...........  $11.84431    $11.44990       54,766
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07805    $ 6.63306       21,666
   01/01/2009 to 12/31/2009...........  $ 6.63306    $ 8.46640      264,331
   01/01/2010 to 12/31/2010...........  $ 8.46640    $ 9.15945      380,177
   01/01/2011 to 12/31/2011...........  $ 9.15945    $ 8.83880      261,590
   01/01/2012 to 09/21/2012...........  $ 8.83880    $ 9.88665            0

*  Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT, OR HDLT 5 AND HIGHEST
       ANNIVERSARY VALUE DEATH BENEFIT OR HD GRO 60 BPS AND HAV (2.00%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.39507    $10.97421      145,431
   01/01/2007 to 12/31/2007...........  $10.97421    $11.74849      337,408
   01/01/2008 to 12/31/2008...........  $11.74849    $ 7.85173      243,918
   01/01/2009 to 12/31/2009...........  $ 7.85173    $ 9.57274      238,866
   01/01/2010 to 12/31/2010...........  $ 9.57274    $10.50792      222,857
   01/01/2011 to 12/31/2011...........  $10.50792    $10.02826      213,341
   01/01/2012 to 12/31/2012...........  $10.02826    $11.06682      202,603
   01/01/2013 to 12/31/2013...........  $11.06682    $11.93203      202,380
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14523    $10.63315          988
   01/01/2007 to 12/31/2007...........  $10.63315    $11.41460       16,538
   01/01/2008 to 12/31/2008...........  $11.41460    $ 7.85527       10,342
   01/01/2009 to 12/31/2009...........  $ 7.85527    $ 9.71908       12,060
   01/01/2010 to 12/31/2010...........  $ 9.71908    $10.83459       14,583
   01/01/2011 to 12/31/2011...........  $10.83459    $10.63439       14,781
   01/01/2012 to 12/31/2012...........  $10.63439    $11.84857       14,270
   01/01/2013 to 12/31/2013...........  $11.84857    $13.53958       13,481
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.71391    $11.80673            0
   01/01/2007 to 12/31/2007...........  $11.80673    $11.56160            0
   01/01/2008 to 12/31/2008...........  $11.56160    $ 7.39638            0
   01/01/2009 to 12/31/2009...........  $ 7.39638    $ 8.54022          651
   01/01/2010 to 12/31/2010...........  $ 8.54022    $ 9.53202          637
   01/01/2011 to 12/31/2011...........  $ 9.53202    $ 9.67915          377
   01/01/2012 to 05/04/2012...........  $ 9.67915    $10.50550            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.34548    $10.86648       43,012
   01/01/2007 to 12/31/2007...........  $10.86648    $11.61914       49,522
   01/01/2008 to 12/31/2008...........  $11.61914    $ 8.12177       57,040
   01/01/2009 to 12/31/2009...........  $ 8.12177    $ 9.81762       99,800
   01/01/2010 to 12/31/2010...........  $ 9.81762    $10.81044       93,285
   01/01/2011 to 12/31/2011...........  $10.81044    $10.46997       86,131
   01/01/2012 to 12/31/2012...........  $10.46997    $11.54487       72,688
   01/01/2013 to 12/31/2013...........  $11.54487    $13.31596       51,738

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99783    $ 9.14700       15,796
   01/01/2012 to 12/31/2012...........  $ 9.14700    $10.03408       15,672
   01/01/2013 to 12/31/2013...........  $10.03408    $10.90494       15,343
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99837    $10.47749            0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99891    $ 9.36266            0
   01/01/2010 to 12/31/2010...........  $ 9.36266    $10.14987            0
   01/01/2011 to 12/31/2011...........  $10.14987    $10.91038            0
   01/01/2012 to 12/31/2012...........  $10.91038    $11.14161            0
   01/01/2013 to 12/31/2013...........  $11.14161    $10.84804            0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99838    $12.01642            0
   01/01/2009 to 12/31/2009...........  $12.01642    $11.06804            0
   01/01/2010 to 12/31/2010...........  $11.06804    $12.06476            0
   01/01/2011 to 12/31/2011...........  $12.06476    $13.43484            0
   01/01/2012 to 12/31/2012...........  $13.43484    $13.92390            0
   01/01/2013 to 12/31/2013...........  $13.92390    $13.22183            0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99838    $12.08513            0
   01/01/2009 to 12/31/2009...........  $12.08513    $10.93579            0
   01/01/2010 to 12/31/2010...........  $10.93579    $11.93948            0
   01/01/2011 to 12/31/2011...........  $11.93948    $13.57548            0
   01/01/2012 to 12/31/2012...........  $13.57548    $14.08871            0
   01/01/2013 to 12/31/2013...........  $14.08871    $13.14508            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99891    $ 8.77441            0
   01/01/2010 to 12/31/2010...........  $ 8.77441    $ 9.62130        1,563
   01/01/2011 to 12/31/2011...........  $ 9.62130    $11.19462            0
   01/01/2012 to 12/31/2012...........  $11.19462    $11.66835            0
   01/01/2013 to 12/31/2013...........  $11.66835    $10.69415            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99783    $10.99032            0
   01/01/2011 to 12/31/2011...........  $10.99032    $12.96252        3,939
   01/01/2012 to 12/31/2012...........  $12.96252    $13.57145            0
   01/01/2013 to 12/31/2013...........  $13.57145    $12.37384            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99837    $12.00089            0
   01/01/2012 to 12/31/2012...........  $12.00089    $12.45321            0
   01/01/2013 to 12/31/2013...........  $12.45321    $11.01920            0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99784    $10.38193        4,119
   01/01/2013 to 12/31/2013...........  $10.38193    $ 9.14025        7,162
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99891    $ 8.73519            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.51414    $11.15035      128,777
   01/01/2007 to 12/31/2007...........  $11.15035    $11.99410      115,410
   01/01/2008 to 12/31/2008...........  $11.99410    $ 7.65036       74,751
   01/01/2009 to 12/31/2009...........  $ 7.65036    $ 9.40019       74,893
   01/01/2010 to 12/31/2010...........  $ 9.40019    $10.44844       78,216
   01/01/2011 to 12/31/2011...........  $10.44844    $ 9.99527       62,274
   01/01/2012 to 12/31/2012...........  $ 9.99527    $11.14375       62,991
   01/01/2013 to 12/31/2013...........  $11.14375    $13.40316       68,620
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99837    $11.63153            0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.13532    $16.06675            0
   01/01/2007 to 12/31/2007...........  $16.06675    $12.60975            0
   01/01/2008 to 12/31/2008...........  $12.60975    $ 8.02896            0
   01/01/2009 to 12/31/2009...........  $ 8.02896    $10.38472            0
   01/01/2010 to 12/31/2010...........  $10.38472    $13.10236            0
   01/01/2011 to 12/31/2011...........  $13.10236    $13.69242            0
   01/01/2012 to 12/31/2012...........  $13.69242    $15.48378            0
   01/01/2013 to 12/31/2013...........  $15.48378    $15.65571            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.24045    $11.74897            0
   01/01/2007 to 12/31/2007...........  $11.74897    $ 9.47088            0
   01/01/2008 to 07/18/2008...........  $ 9.47088    $ 8.66249            0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99837    $ 9.66843            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.18344    $12.09814            0
   01/01/2007 to 12/31/2007...........  $12.09814    $13.18937            0
   01/01/2008 to 12/31/2008...........  $13.18937    $ 7.22906            0
   01/01/2009 to 12/31/2009...........  $ 7.22906    $ 9.40232          514
   01/01/2010 to 12/31/2010...........  $ 9.40232    $12.21815          409
   01/01/2011 to 12/31/2011...........  $12.21815    $10.40817          252
   01/01/2012 to 12/31/2012...........  $10.40817    $12.25201          349
   01/01/2013 to 12/31/2013...........  $12.25201    $16.91414          134

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10352    $ 7.49088           0
   01/01/2009 to 12/31/2009...........  $ 7.49088    $ 8.90312           0
   01/01/2010 to 12/31/2010...........  $ 8.90312    $ 9.89157           0
   01/01/2011 to 12/31/2011...........  $ 9.89157    $ 9.45811           0
   01/01/2012 to 12/31/2012...........  $ 9.45811    $10.53678           0
   01/01/2013 to 12/31/2013...........  $10.53678    $12.31616           0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04545    $10.55436         518
   01/01/2007 to 12/31/2007...........  $10.55436    $11.23166       4,861
   01/01/2008 to 12/31/2008...........  $11.23166    $ 7.21381       5,666
   01/01/2009 to 12/31/2009...........  $ 7.21381    $ 8.75917       6,348
   01/01/2010 to 12/31/2010...........  $ 8.75917    $ 9.82091       6,519
   01/01/2011 to 12/31/2011...........  $ 9.82091    $ 9.48371       2,763
   01/01/2012 to 12/31/2012...........  $ 9.48371    $10.28626       2,926
   01/01/2013 to 12/31/2013...........  $10.28626    $11.57315       3,307
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99838    $ 7.46235           0
   01/01/2009 to 11/13/2009...........  $ 7.46235    $ 8.32337           0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99838    $10.72518           0
   01/01/2013 to 12/31/2013...........  $10.72518    $13.08809           0
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99837    $10.79329           0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17506    $ 6.10468           0
   01/01/2009 to 12/31/2009...........  $ 6.10468    $ 8.08576         436
   01/01/2010 to 12/31/2010...........  $ 8.08576    $ 9.52851         175
   01/01/2011 to 12/31/2011...........  $ 9.52851    $ 8.87118          25
   01/01/2012 to 12/31/2012...........  $ 8.87118    $11.02821          17
   01/01/2013 to 12/31/2013...........  $11.02821    $11.28195           0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.23457    $11.57079           0
   01/01/2007 to 12/31/2007...........  $11.57079    $12.92987           0
   01/01/2008 to 12/31/2008...........  $12.92987    $ 7.57143           0
   01/01/2009 to 12/31/2009...........  $ 7.57143    $11.08988         520
   01/01/2010 to 12/31/2010...........  $11.08988    $11.99104         506
   01/01/2011 to 12/31/2011...........  $11.99104    $11.29110         310
   01/01/2012 to 12/31/2012...........  $11.29110    $13.25718         416
   01/01/2013 to 12/31/2013...........  $13.25718    $16.86244         170

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.64625    $11.77136           0
   01/01/2007 to 12/31/2007...........  $11.77136    $12.13101           0
   01/01/2008 to 12/31/2008...........  $12.13101    $ 7.05356           0
   01/01/2009 to 12/31/2009...........  $ 7.05356    $ 8.24220           0
   01/01/2010 to 12/31/2010...........  $ 8.24220    $ 9.12197           0
   01/01/2011 to 12/31/2011...........  $ 9.12197    $ 8.44979           0
   01/01/2012 to 12/31/2012...........  $ 8.44979    $ 9.91302           0
   01/01/2013 to 12/31/2013...........  $ 9.91302    $12.97859           0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.11533    $10.99262           0
   01/01/2007 to 12/31/2007...........  $10.99262    $12.86093           0
   01/01/2008 to 12/31/2008...........  $12.86093    $ 7.46504           0
   01/01/2009 to 12/31/2009...........  $ 7.46504    $11.49714         437
   01/01/2010 to 12/31/2010...........  $11.49714    $13.50650         350
   01/01/2011 to 12/31/2011...........  $13.50650    $12.84773         215
   01/01/2012 to 12/31/2012...........  $12.84773    $15.06598         289
   01/01/2013 to 12/31/2013...........  $15.06598    $19.52547         112
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08919    $ 7.59959       2,526
   01/01/2009 to 12/31/2009...........  $ 7.59959    $ 9.19270       2,886
   01/01/2010 to 12/31/2010...........  $ 9.19270    $10.05774       2,886
   01/01/2011 to 12/31/2011...........  $10.05774    $ 9.81078           0
   01/01/2012 to 12/31/2012...........  $ 9.81078    $10.59247           0
   01/01/2013 to 12/31/2013...........  $10.59247    $11.40471           0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03326    $ 7.62852           0
   01/01/2009 to 12/31/2009...........  $ 7.62852    $ 9.48684           0
   01/01/2010 to 12/31/2010...........  $ 9.48684    $11.79052           0
   01/01/2011 to 12/31/2011...........  $11.79052    $11.71022           0
   01/01/2012 to 12/31/2012...........  $11.71022    $13.28156           0
   01/01/2013 to 12/31/2013...........  $13.28156    $18.07502           0
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.53987    $12.75305           0
   01/01/2007 to 12/31/2007...........  $12.75305    $12.64902           0
   01/01/2008 to 12/31/2008...........  $12.64902    $ 7.77505           0
   01/01/2009 to 12/31/2009...........  $ 7.77505    $ 9.01434           0
   01/01/2010 to 12/31/2010...........  $ 9.01434    $ 9.93724           0
   01/01/2011 to 12/31/2011...........  $ 9.93724    $ 9.69471           0
   01/01/2012 to 12/31/2012...........  $ 9.69471    $10.77810           0
   01/01/2013 to 12/31/2013...........  $10.77810    $14.22606           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.08544    $10.63693         0
   01/01/2007 to 12/31/2007...........  $10.63693    $10.68590         0
   01/01/2008 to 12/31/2008...........  $10.68590    $ 7.80022         0
   01/01/2009 to 12/31/2009...........  $ 7.80022    $10.36610         0
   01/01/2010 to 12/31/2010...........  $10.36610    $11.53495         0
   01/01/2011 to 12/31/2011...........  $11.53495    $11.66806         0
   01/01/2012 to 12/31/2012...........  $11.66806    $13.02596         0
   01/01/2013 to 12/31/2013...........  $13.02596    $13.68754         0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99189    $10.58416         0
   01/01/2007 to 12/31/2007...........  $10.58416    $12.35238         0
   01/01/2008 to 12/31/2008...........  $12.35238    $ 6.02671         0
   01/01/2009 to 12/31/2009...........  $ 6.02671    $ 7.99362         0
   01/01/2010 to 12/31/2010...........  $ 7.99362    $ 8.97315         0
   01/01/2011 to 12/31/2011...........  $ 8.97315    $ 7.66043         0
   01/01/2012 to 12/31/2012...........  $ 7.66043    $ 9.03951         0
   01/01/2013 to 12/31/2013...........  $ 9.03951    $10.55122         0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.01004    $10.84662         0
   01/01/2007 to 12/31/2007...........  $10.84662    $12.52596         0
   01/01/2008 to 12/31/2008...........  $12.52596    $ 6.87641         0
   01/01/2009 to 12/31/2009...........  $ 6.87641    $ 8.79761         0
   01/01/2010 to 12/31/2010...........  $ 8.79761    $ 9.58113         0
   01/01/2011 to 12/31/2011...........  $ 9.58113    $ 8.21462         0
   01/01/2012 to 12/31/2012...........  $ 8.21462    $ 9.39636         0
   01/01/2013 to 12/31/2013...........  $ 9.39636    $11.00543         0
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99838    $10.70083         0
   01/01/2009 to 12/31/2009...........  $10.70083    $11.67692         0
   01/01/2010 to 12/31/2010...........  $11.67692    $12.68549         0
   01/01/2011 to 12/31/2011...........  $12.68549    $13.98483         0
   01/01/2012 to 12/31/2012...........  $13.98483    $14.99920         0
   01/01/2013 to 12/31/2013...........  $14.99920    $14.23708         0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11170    $ 7.12455         0
   01/01/2009 to 12/31/2009...........  $ 7.12455    $ 8.84741         0
   01/01/2010 to 12/31/2010...........  $ 8.84741    $ 9.87243         0
   01/01/2011 to 12/31/2011...........  $ 9.87243    $ 9.62404         0
   01/01/2012 to 12/31/2012...........  $ 9.62404    $10.71671         0
   01/01/2013 to 12/31/2013...........  $10.71671    $12.21717         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.10914    $12.79052           0
   01/01/2007 to 12/31/2007...........  $12.79052    $13.72201           0
   01/01/2008 to 12/31/2008...........  $13.72201    $ 7.88578           0
   01/01/2009 to 12/31/2009...........  $ 7.88578    $10.50517           0
   01/01/2010 to 12/31/2010...........  $10.50517    $11.03780           0
   01/01/2011 to 12/31/2011...........  $11.03780    $ 9.83134           0
   01/01/2012 to 12/31/2012...........  $ 9.83134    $11.74996           0
   01/01/2013 to 12/31/2013...........  $11.74996    $13.28916           0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.93985    $11.54409           0
   01/01/2007 to 12/31/2007...........  $11.54409    $11.53629         243
   01/01/2008 to 12/31/2008...........  $11.53629    $ 9.31756       4,381
   01/01/2009 to 12/31/2009...........  $ 9.31756    $11.14647       4,959
   01/01/2010 to 12/31/2010...........  $11.14647    $11.72786       5,951
   01/01/2011 to 12/31/2011...........  $11.72786    $11.52499       3,605
   01/01/2012 to 12/31/2012...........  $11.52499    $12.50989       3,690
   01/01/2013 to 12/31/2013...........  $12.50989    $13.61768       3,101
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08376    $10.28632           0
   01/01/2010 to 12/31/2010...........  $10.28632    $11.22592           0
   01/01/2011 to 12/31/2011...........  $11.22592    $11.07902           0
   01/01/2012 to 12/31/2012...........  $11.07902    $12.51096           0
   01/01/2013 to 12/31/2013...........  $12.51096    $16.74199           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14514    $10.29615           0
   01/01/2010 to 12/31/2010...........  $10.29615    $11.47968           0
   01/01/2011 to 12/31/2011...........  $11.47968    $10.59405           0
   01/01/2012 to 12/31/2012...........  $10.59405    $11.76047           0
   01/01/2013 to 12/31/2013...........  $11.76047    $15.15374           0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.07993    $12.22726           0
   01/01/2007 to 12/31/2007...........  $12.22726    $11.62816           0
   01/01/2008 to 12/31/2008...........  $11.62816    $ 6.66999           0
   01/01/2009 to 12/31/2009...........  $ 6.66999    $ 7.81007           0
   01/01/2010 to 12/31/2010...........  $ 7.81007    $ 8.66458           0
   01/01/2011 to 12/31/2011...........  $ 8.66458    $ 8.13952           0
   01/01/2012 to 12/31/2012...........  $ 8.13952    $ 9.32719           0
   01/01/2013 to 12/31/2013...........  $ 9.32719    $12.78940           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.15276    $11.43214          0
   01/01/2007 to 12/31/2007...........  $11.43214    $12.88395          0
   01/01/2008 to 12/31/2008...........  $12.88395    $ 7.11622          0
   01/01/2009 to 12/31/2009...........  $ 7.11622    $ 9.05285          0
   01/01/2010 to 12/31/2010...........  $ 9.05285    $10.62849        544
   01/01/2011 to 12/31/2011...........  $10.62849    $10.32516        315
   01/01/2012 to 12/31/2012...........  $10.32516    $11.36411        436
   01/01/2013 to 12/31/2013...........  $11.36411    $15.22043        177
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.21082    $10.68176          0
   01/01/2007 to 12/31/2007...........  $10.68176    $11.10865          0
   01/01/2008 to 12/31/2008...........  $11.10865    $ 8.35835          0
   01/01/2009 to 12/31/2009...........  $ 8.35835    $11.03009        962
   01/01/2010 to 12/31/2010...........  $11.03009    $12.26448        386
   01/01/2011 to 12/31/2011...........  $12.26448    $13.24736         56
   01/01/2012 to 12/31/2012...........  $13.24736    $13.75731         38
   01/01/2013 to 12/31/2013...........  $13.75731    $13.21768          0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.44442    $12.73424          0
   01/01/2007 to 12/31/2007...........  $12.73424    $13.65679          0
   01/01/2008 to 12/31/2008...........  $13.65679    $ 8.83785          0
   01/01/2009 to 12/31/2009...........  $ 8.83785    $11.39455          0
   01/01/2010 to 12/31/2010...........  $11.39455    $12.51694          0
   01/01/2011 to 12/31/2011...........  $12.51694    $11.88737          0
   01/01/2012 to 12/31/2012...........  $11.88737    $14.34349          0
   01/01/2013 to 12/31/2013...........  $14.34349    $17.94830          0
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.05617    $11.53646          0
   01/01/2007 to 12/31/2007...........  $11.53646    $13.01784          0
   01/01/2008 to 12/31/2008...........  $13.01784    $ 8.12919          0
   01/01/2009 to 12/31/2009...........  $ 8.12919    $ 9.90685          0
   01/01/2010 to 12/31/2010...........  $ 9.90685    $10.95423          0
   01/01/2011 to 12/31/2011...........  $10.95423    $10.67597          0
   01/01/2012 to 12/31/2012...........  $10.67597    $12.25442          0
   01/01/2013 to 12/31/2013...........  $12.25442    $16.42420          0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99838    $10.18480          0
   01/01/2013 to 12/31/2013...........  $10.18480    $13.43053          0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.05873    $11.56440          0
   01/01/2007 to 12/31/2007...........  $11.56440    $11.64848          0
   01/01/2008 to 12/31/2008...........  $11.64848    $ 7.06599          0
   01/01/2009 to 12/31/2009...........  $ 7.06599    $ 9.62124          0
   01/01/2010 to 12/31/2010...........  $ 9.62124    $11.65953          0
   01/01/2011 to 12/31/2011...........  $11.65953    $11.03672          0
   01/01/2012 to 12/31/2012...........  $11.03672    $12.81203          0
   01/01/2013 to 12/31/2013...........  $12.81203    $16.63249          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99955    $10.18783          0
   01/01/2007 to 12/31/2007...........  $10.18783    $10.47687          0
   01/01/2008 to 12/31/2008...........  $10.47687    $10.52918          0
   01/01/2009 to 12/31/2009...........  $10.52918    $10.34785          0
   01/01/2010 to 12/31/2010...........  $10.34785    $10.14728          0
   01/01/2011 to 12/31/2011...........  $10.14728    $ 9.95080          0
   01/01/2012 to 12/31/2012...........  $ 9.95080    $ 9.75612          0
   01/01/2013 to 12/31/2013...........  $ 9.75612    $ 9.56479          0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.66544    $11.78698          0
   01/01/2007 to 12/31/2007...........  $11.78698    $11.92093          0
   01/01/2008 to 12/31/2008...........  $11.92093    $ 6.74815          0
   01/01/2009 to 12/31/2009...........  $ 6.74815    $ 9.30482        528
   01/01/2010 to 12/31/2010...........  $ 9.30482    $11.26042        426
   01/01/2011 to 12/31/2011...........  $11.26042    $10.76561        256
   01/01/2012 to 12/31/2012...........  $10.76561    $12.36201        353
   01/01/2013 to 12/31/2013...........  $12.36201    $17.21092        128
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02828    $10.06526          0
   01/01/2012 to 12/31/2012...........  $10.06526    $10.34839          0
   01/01/2013 to 12/31/2013...........  $10.34839    $ 9.85789          0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.37076    $12.64173          0
   01/01/2007 to 12/31/2007...........  $12.64173    $15.14430          0
   01/01/2008 to 12/31/2008...........  $15.14430    $ 8.43558          0
   01/01/2009 to 12/31/2009...........  $ 8.43558    $10.73369          0
   01/01/2010 to 12/31/2010...........  $10.73369    $13.54107          0
   01/01/2011 to 12/31/2011...........  $13.54107    $13.49978          0
   01/01/2012 to 12/31/2012...........  $13.49978    $14.87354          0
   01/01/2013 to 12/31/2013...........  $14.87354    $19.33726          0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.50804    $10.86446          0
   01/01/2007 to 12/31/2007...........  $10.86446    $12.64347          0
   01/01/2008 to 12/31/2008...........  $12.64347    $ 7.12239          0
   01/01/2009 to 12/31/2009...........  $ 7.12239    $ 8.55827          0
   01/01/2010 to 12/31/2010...........  $ 8.55827    $10.09108          0
   01/01/2011 to 04/29/2011...........  $10.09108    $11.30707          0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99838    $10.30158        537
   01/01/2013 to 12/31/2013...........  $10.30158    $12.00993        230

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10112    $ 5.56591            0
   01/01/2009 to 12/31/2009...........  $ 5.56591    $ 9.08638          975
   01/01/2010 to 12/31/2010...........  $ 9.08638    $10.89213          391
   01/01/2011 to 12/31/2011...........  $10.89213    $ 8.51405           57
   01/01/2012 to 12/31/2012...........  $ 8.51405    $ 9.84347           38
   01/01/2013 to 12/31/2013...........  $ 9.84347    $ 9.67202            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.03889    $10.20929            0
   01/01/2007 to 12/31/2007...........  $10.20929    $10.68853            0
   01/01/2008 to 12/31/2008...........  $10.68853    $10.59575            0
   01/01/2009 to 12/31/2009...........  $10.59575    $11.45066            0
   01/01/2010 to 12/31/2010...........  $11.45066    $11.66376          358
   01/01/2011 to 12/31/2011...........  $11.66376    $11.69252          235
   01/01/2012 to 12/31/2012...........  $11.69252    $12.00101          338
   01/01/2013 to 12/31/2013...........  $12.00101    $11.50979          175
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97103    $10.28172            0
   01/01/2007 to 12/31/2007...........  $10.28172    $10.91649            0
   01/01/2008 to 12/31/2008...........  $10.91649    $10.46055            0
   01/01/2009 to 12/31/2009...........  $10.46055    $11.95037            0
   01/01/2010 to 12/31/2010...........  $11.95037    $12.62027            0
   01/01/2011 to 12/31/2011...........  $12.62027    $12.76640            0
   01/01/2012 to 12/31/2012...........  $12.76640    $13.68232            0
   01/01/2013 to 12/31/2013...........  $13.68232    $13.16753            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.19670    $10.62171       10,571
   01/01/2007 to 12/31/2007...........  $10.62171    $11.32027       23,473
   01/01/2008 to 12/31/2008...........  $11.32027    $ 8.93562       36,986
   01/01/2009 to 12/31/2009...........  $ 8.93562    $10.51580       36,754
   01/01/2010 to 12/31/2010...........  $10.51580    $11.39953       35,414
   01/01/2011 to 12/31/2011...........  $11.39953    $11.28767       47,995
   01/01/2012 to 12/31/2012...........  $11.28767    $12.21401       36,181
   01/01/2013 to 12/31/2013...........  $12.21401    $13.07757       35,395
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01829    $10.06516            0
   01/01/2012 to 12/31/2012...........  $10.06516    $10.56916            0
   01/01/2013 to 12/31/2013...........  $10.56916    $10.12224            0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16515    $10.45581          487
   01/01/2007 to 12/31/2007...........  $10.45581    $11.42010        7,282
   01/01/2008 to 12/31/2008...........  $11.42010    $ 6.63806        4,342
   01/01/2009 to 12/31/2009...........  $ 6.63806    $ 8.19841        4,941
   01/01/2010 to 12/31/2010...........  $ 8.19841    $ 9.56644        6,660
   01/01/2011 to 12/31/2011...........  $ 9.56644    $ 8.79623        3,340
   01/01/2012 to 12/31/2012...........  $ 8.79623    $ 9.73774        4,090
   01/01/2013 to 12/31/2013...........  $ 9.73774    $11.17223        3,641

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.64027    $11.45078           0
   01/01/2007 to 12/31/2007...........  $11.45078    $11.45877           0
   01/01/2008 to 12/31/2008...........  $11.45877    $ 6.88447           0
   01/01/2009 to 12/31/2009...........  $ 6.88447    $ 8.22238           0
   01/01/2010 to 12/31/2010...........  $ 8.22238    $ 9.27431           0
   01/01/2011 to 12/31/2011...........  $ 9.27431    $ 9.40705           0
   01/01/2012 to 12/31/2012...........  $ 9.40705    $10.95646           0
   01/01/2013 to 12/31/2013...........  $10.95646    $14.22503           0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99837    $ 8.88098           0
   01/01/2012 to 12/31/2012...........  $ 8.88098    $ 9.85218           0
   01/01/2013 to 12/31/2013...........  $ 9.85218    $11.82239           0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08101    $ 7.33101           0
   01/01/2009 to 12/31/2009...........  $ 7.33101    $ 8.86828           0
   01/01/2010 to 12/31/2010...........  $ 8.86828    $ 9.73060           0
   01/01/2011 to 12/31/2011...........  $ 9.73060    $ 9.36678       1,742
   01/01/2012 to 12/31/2012...........  $ 9.36678    $10.12706       1,742
   01/01/2013 to 12/31/2013...........  $10.12706    $11.16345       1,742
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09919    $ 6.68342           0
   01/01/2009 to 12/31/2009...........  $ 6.68342    $ 8.31169           0
   01/01/2010 to 12/31/2010...........  $ 8.31169    $ 9.31755           0
   01/01/2011 to 12/31/2011...........  $ 9.31755    $ 8.91687           0
   01/01/2012 to 12/31/2012...........  $ 8.91687    $10.13196           0
   01/01/2013 to 12/31/2013...........  $10.13196    $11.72716           0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.46891    $11.06202           0
   01/01/2007 to 12/31/2007...........  $11.06202    $11.81124           0
   01/01/2008 to 12/31/2008...........  $11.81124    $ 8.08343       2,447
   01/01/2009 to 12/31/2009...........  $ 8.08343    $10.09749       1,763
   01/01/2010 to 12/31/2010...........  $10.09749    $11.06899       4,159
   01/01/2011 to 12/31/2011...........  $11.06899    $10.48542       2,629
   01/01/2012 to 12/31/2012...........  $10.48542    $11.42439       1,967
   01/01/2013 to 12/31/2013...........  $11.42439    $12.81333         519

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90486    $ 9.89252            0
   01/01/2007 to 12/31/2007...........  $ 9.89252    $10.39092            0
   01/01/2008 to 12/31/2008...........  $10.39092    $ 6.62159            0
   01/01/2009 to 12/31/2009...........  $ 6.62159    $ 8.69297            0
   01/01/2010 to 12/31/2010...........  $ 8.69297    $11.62640            0
   01/01/2011 to 12/31/2011...........  $11.62640    $11.28700            0
   01/01/2012 to 12/31/2012...........  $11.28700    $12.41265            0
   01/01/2013 to 12/31/2013...........  $12.41265    $16.44967            0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.95952    $12.49653            0
   01/01/2007 to 12/31/2007...........  $12.49653    $11.56307            0
   01/01/2008 to 12/31/2008...........  $11.56307    $ 7.96731            0
   01/01/2009 to 12/31/2009...........  $ 7.96731    $ 9.92002          490
   01/01/2010 to 12/31/2010...........  $ 9.92002    $12.25369          398
   01/01/2011 to 12/31/2011...........  $12.25369    $11.29575          242
   01/01/2012 to 12/31/2012...........  $11.29575    $13.08511          334
   01/01/2013 to 12/31/2013...........  $13.08511    $17.62661          125
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.70312    $11.38999            0
   01/01/2007 to 12/31/2007...........  $11.38999    $11.87148       23,402
   01/01/2008 to 12/31/2008...........  $11.87148    $ 8.61898        6,418
   01/01/2009 to 12/31/2009...........  $ 8.61898    $10.48975        9,574
   01/01/2010 to 12/31/2010...........  $10.48975    $11.47036       11,843
   01/01/2011 to 12/31/2011...........  $11.47036    $11.46887       10,666
   01/01/2012 to 12/31/2012...........  $11.46887    $12.76116       13,587
   01/01/2013 to 12/31/2013...........  $12.76116    $14.61687       20,287
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.01876    $12.23446            0
   01/01/2007 to 12/31/2007...........  $12.23446    $11.56559            0
   01/01/2008 to 12/31/2008...........  $11.56559    $ 6.58939            0
   01/01/2009 to 12/31/2009...........  $ 6.58939    $ 7.99756          689
   01/01/2010 to 12/31/2010...........  $ 7.99756    $ 8.87911          627
   01/01/2011 to 12/31/2011...........  $ 8.87911    $ 8.56256          392
   01/01/2012 to 12/31/2012...........  $ 8.56256    $ 9.84254          520
   01/01/2013 to 12/31/2013...........  $ 9.84254    $12.51408          208
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93989    $10.44494            0
   01/01/2007 to 12/31/2007...........  $10.44494    $11.08230            0
   01/01/2008 to 12/31/2008...........  $11.08230    $ 6.45716            0
   01/01/2009 to 12/31/2009...........  $ 6.45716    $ 9.70941          591
   01/01/2010 to 12/31/2010...........  $ 9.70941    $11.02414          237
   01/01/2011 to 12/31/2011...........  $11.02414    $10.62508           34
   01/01/2012 to 12/31/2012...........  $10.62508    $12.24799           23
   01/01/2013 to 12/31/2013...........  $12.24799    $17.29463            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.75887    $13.29851          0
   01/01/2007 to 12/31/2007...........  $13.29851    $18.31759          0
   01/01/2008 to 12/31/2008...........  $18.31759    $ 8.98133          0
   01/01/2009 to 12/31/2009...........  $ 8.98133    $13.15053        359
   01/01/2010 to 12/31/2010...........  $13.15053    $15.52981        144
   01/01/2011 to 12/31/2011...........  $15.52981    $12.95425         21
   01/01/2012 to 12/31/2012...........  $12.95425    $13.15910         14
   01/01/2013 to 12/31/2013...........  $13.15910    $14.88539          0
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.54430    $ 9.81863          0
   01/01/2007 to 12/31/2007...........  $ 9.81863    $10.55353          0
   01/01/2008 to 12/31/2008...........  $10.55353    $10.09452          0
   01/01/2009 to 12/31/2009...........  $10.09452    $11.09557          0
   01/01/2010 to 12/31/2010...........  $11.09557    $11.50292          0
   01/01/2011 to 12/31/2011...........  $11.50292    $11.74276          0
   01/01/2012 to 12/31/2012...........  $11.74276    $12.11361          0
   01/01/2013 to 12/31/2013...........  $12.11361    $11.43039          0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.63310    $11.33625          0
   01/01/2007 to 12/31/2007...........  $11.33625    $12.17518          0
   01/01/2008 to 12/31/2008...........  $12.17518    $ 6.88390          0
   01/01/2009 to 12/31/2009...........  $ 6.88390    $ 8.66769          0
   01/01/2010 to 12/31/2010...........  $ 8.66769    $ 9.74160          0
   01/01/2011 to 12/31/2011...........  $ 9.74160    $ 9.22075          0
   01/01/2012 to 12/31/2012...........  $ 9.22075    $10.03476          0
   01/01/2013 to 12/31/2013...........  $10.03476    $11.85510          0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99837    $ 9.97564          0
   01/01/2008 to 12/31/2008...........  $ 9.97564    $ 9.27033          0
   01/01/2009 to 12/31/2009...........  $ 9.27033    $10.14552          0
   01/01/2010 to 12/31/2010...........  $10.14552    $10.72220          0
   01/01/2011 to 12/31/2011...........  $10.72220    $11.14563          0
   01/01/2012 to 12/31/2012...........  $11.14563    $11.78482          0
   01/01/2013 to 12/31/2013...........  $11.78482    $11.38119          0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07802    $ 6.62871          0
   01/01/2009 to 12/31/2009...........  $ 6.62871    $ 8.45254          0
   01/01/2010 to 12/31/2010...........  $ 8.45254    $ 9.13538          0
   01/01/2011 to 12/31/2011...........  $ 9.13538    $ 8.80688          0
   01/01/2012 to 09/21/2012...........  $ 8.80688    $ 9.84396          0

*  Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08004    $10.91282       11,484
   01/01/2008 to 12/31/2008...........  $10.91282    $ 7.36563       12,332
   01/01/2009 to 12/31/2009...........  $ 7.36563    $ 9.06905        2,982
   01/01/2010 to 12/31/2010...........  $ 9.06905    $10.05357        2,935
   01/01/2011 to 12/31/2011...........  $10.05357    $ 9.68945        9,842
   01/01/2012 to 12/31/2012...........  $ 9.68945    $10.79903        9,387
   01/01/2013 to 12/31/2013...........  $10.79903    $11.75851       16,082
AST ADVANCED STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07305    $10.83452            0
   01/01/2008 to 12/31/2008...........  $10.83452    $ 7.53017            0
   01/01/2009 to 12/31/2009...........  $ 7.53017    $ 9.40896        1,409
   01/01/2010 to 12/31/2010...........  $ 9.40896    $10.59254        1,409
   01/01/2011 to 12/31/2011...........  $10.59254    $10.49952        1,409
   01/01/2012 to 12/31/2012...........  $10.49952    $11.81435       13,906
   01/01/2013 to 12/31/2013...........  $11.81435    $13.63409       17,094
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12345    $10.18301            0
   01/01/2008 to 12/31/2008...........  $10.18301    $ 6.57914            0
   01/01/2009 to 12/31/2009...........  $ 6.57914    $ 7.67177            0
   01/01/2010 to 12/31/2010...........  $ 7.67177    $ 8.64764            0
   01/01/2011 to 12/31/2011...........  $ 8.64764    $ 8.86776            0
   01/01/2012 to 05/04/2012...........  $ 8.86776    $ 9.65752            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07151    $10.86097            0
   01/01/2008 to 12/31/2008...........  $10.86097    $ 7.66698            0
   01/01/2009 to 12/31/2009...........  $ 7.66698    $ 9.35958        1,416
   01/01/2010 to 12/31/2010...........  $ 9.35958    $10.40804        3,620
   01/01/2011 to 12/31/2011...........  $10.40804    $10.17985       36,090
   01/01/2012 to 12/31/2012...........  $10.17985    $11.33645       46,569
   01/01/2013 to 12/31/2013...........  $11.33645    $13.20498       78,022

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99918    $ 9.20827            0
   01/01/2012 to 12/31/2012...........  $ 9.20827    $10.20156            0
   01/01/2013 to 12/31/2013...........  $10.20156    $11.19672            0
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99918    $10.54820            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09687    $11.01224            0
   01/01/2008 to 12/31/2008...........  $11.01224    $ 7.09376            0
   01/01/2009 to 12/31/2009...........  $ 7.09376    $ 8.80257            0
   01/01/2010 to 12/31/2010...........  $ 8.80257    $ 9.88109        5,003
   01/01/2011 to 12/31/2011...........  $ 9.88109    $ 9.54594       11,275
   01/01/2012 to 12/31/2012...........  $ 9.54594    $10.74833       18,256
   01/01/2013 to 12/31/2013...........  $10.74833    $13.05551       12,520
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99918    $11.72984            0
AST COHEN & STEERS REALTY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10286    $ 7.81223            0
   01/01/2008 to 12/31/2008...........  $ 7.81223    $ 5.02371            0
   01/01/2009 to 12/31/2009...........  $ 5.02371    $ 6.56219            0
   01/01/2010 to 12/31/2010...........  $ 6.56219    $ 8.36127            0
   01/01/2011 to 12/31/2011...........  $ 8.36127    $ 8.82419            0
   01/01/2012 to 12/31/2012...........  $ 8.82419    $10.07765           18
   01/01/2013 to 12/31/2013...........  $10.07765    $10.29050        2,386
AST DEAM SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09789    $ 8.33201            0
   01/01/2008 to 07/18/2008...........  $ 8.33201    $ 7.66199            0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99918    $ 9.73366            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10254    $10.91958            0
   01/01/2008 to 12/31/2008...........  $10.91958    $ 6.04442            0
   01/01/2009 to 12/31/2009...........  $ 6.04442    $ 7.93932            0
   01/01/2010 to 12/31/2010...........  $ 7.93932    $10.41905          364
   01/01/2011 to 12/31/2011...........  $10.41905    $ 8.96343          354
   01/01/2012 to 12/31/2012...........  $ 8.96343    $10.65604          369
   01/01/2013 to 12/31/2013...........  $10.65604    $14.85632        1,278

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10379    $ 7.54057            0
   01/01/2009 to 12/31/2009...........  $ 7.54057    $ 9.05097            0
   01/01/2010 to 12/31/2010...........  $ 9.05097    $10.15522        2,740
   01/01/2011 to 12/31/2011...........  $10.15522    $ 9.80622        2,104
   01/01/2012 to 12/31/2012...........  $ 9.80622    $11.03284        1,348
   01/01/2013 to 12/31/2013...........  $11.03284    $13.02361        2,275
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07381    $10.77036            0
   01/01/2008 to 12/31/2008...........  $10.77036    $ 6.98618            0
   01/01/2009 to 12/31/2009...........  $ 6.98618    $ 8.56682            0
   01/01/2010 to 12/31/2010...........  $ 8.56682    $ 9.70021            0
   01/01/2011 to 12/31/2011...........  $ 9.70021    $ 9.45972        1,311
   01/01/2012 to 12/31/2012...........  $ 9.45972    $10.36217       15,691
   01/01/2013 to 12/31/2013...........  $10.36217    $11.77393       20,997
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99918    $ 7.49594            0
   01/01/2009 to 11/13/2009...........  $ 7.49594    $ 8.43273            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99918    $10.79695        1,740
   01/01/2013 to 12/31/2013...........  $10.79695    $13.30615        2,020
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99918    $10.86599            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17586    $ 6.13224            0
   01/01/2009 to 12/31/2009...........  $ 6.13224    $ 8.20276            0
   01/01/2010 to 12/31/2010...........  $ 8.20276    $ 9.76197            0
   01/01/2011 to 12/31/2011...........  $ 9.76197    $ 9.17833            0
   01/01/2012 to 12/31/2012...........  $ 9.17833    $11.52315          760
   01/01/2013 to 12/31/2013...........  $11.52315    $11.90508          736
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09100    $11.53628            0
   01/01/2008 to 12/31/2008...........  $11.53628    $ 6.82244            0
   01/01/2009 to 12/31/2009...........  $ 6.82244    $10.09167            0
   01/01/2010 to 12/31/2010...........  $10.09167    $11.01965            0
   01/01/2011 to 12/31/2011...........  $11.01965    $10.47885            0
   01/01/2012 to 12/31/2012...........  $10.47885    $12.42563        1,093
   01/01/2013 to 12/31/2013...........  $12.42563    $15.96125           71

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11632    $10.62005            0
   01/01/2008 to 12/31/2008...........  $10.62005    $ 6.23634            0
   01/01/2009 to 12/31/2009...........  $ 6.23634    $ 7.35950            0
   01/01/2010 to 12/31/2010...........  $ 7.35950    $ 8.22556            0
   01/01/2011 to 12/31/2011...........  $ 8.22556    $ 7.69478            0
   01/01/2012 to 12/31/2012...........  $ 7.69478    $ 9.11684           20
   01/01/2013 to 12/31/2013...........  $ 9.11684    $12.05440        1,316
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09800    $11.48986            0
   01/01/2008 to 12/31/2008...........  $11.48986    $ 6.73541            0
   01/01/2009 to 12/31/2009...........  $ 6.73541    $10.47635            0
   01/01/2010 to 12/31/2010...........  $10.47635    $12.42903            0
   01/01/2011 to 12/31/2011...........  $12.42903    $11.93976            0
   01/01/2012 to 12/31/2012...........  $11.93976    $14.14015        1,396
   01/01/2013 to 12/31/2013...........  $14.14015    $18.50694        2,504
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08946    $ 7.64998            0
   01/01/2009 to 12/31/2009...........  $ 7.64998    $ 9.34543            0
   01/01/2010 to 12/31/2010...........  $ 9.34543    $10.32606            0
   01/01/2011 to 12/31/2011...........  $10.32606    $10.17206            0
   01/01/2012 to 12/31/2012...........  $10.17206    $11.09154        9,423
   01/01/2013 to 12/31/2013...........  $11.09154    $12.06017       13,204
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03407    $ 7.66279            0
   01/01/2009 to 12/31/2009...........  $ 7.66279    $ 9.62383            0
   01/01/2010 to 12/31/2010...........  $ 9.62383    $12.07909            0
   01/01/2011 to 12/31/2011...........  $12.07909    $12.11532            0
   01/01/2012 to 12/31/2012...........  $12.11532    $13.87726          592
   01/01/2013 to 12/31/2013...........  $13.87726    $19.07270        1,617
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11154    $10.19617            0
   01/01/2008 to 12/31/2008...........  $10.19617    $ 6.32963            0
   01/01/2009 to 12/31/2009...........  $ 6.32963    $ 7.41124            0
   01/01/2010 to 12/31/2010...........  $ 7.41124    $ 8.25078            0
   01/01/2011 to 12/31/2011...........  $ 8.25078    $ 8.12903            0
   01/01/2012 to 12/31/2012...........  $ 8.12903    $ 9.12709           19
   01/01/2013 to 12/31/2013...........  $ 9.12709    $12.16608        1,169
AST HIGH YIELD PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99918    $ 9.96607            0
   01/01/2008 to 12/31/2008...........  $ 9.96607    $ 7.34697            0
   01/01/2009 to 12/31/2009...........  $ 7.34697    $ 9.86035            0
   01/01/2010 to 12/31/2010...........  $ 9.86035    $11.08074            0
   01/01/2011 to 12/31/2011...........  $11.08074    $11.31919            0
   01/01/2012 to 12/31/2012...........  $11.31919    $12.76194        1,142
   01/01/2013 to 12/31/2013...........  $12.76194    $13.54280        2,602

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.15948    $12.05201           0
   01/01/2008 to 12/31/2008...........  $12.05201    $ 5.93863           0
   01/01/2009 to 12/31/2009...........  $ 5.93863    $ 7.95483           0
   01/01/2010 to 12/31/2010...........  $ 7.95483    $ 9.01789           0
   01/01/2011 to 12/31/2011...........  $ 9.01789    $ 7.77483           0
   01/01/2012 to 12/31/2012...........  $ 7.77483    $ 9.26557           0
   01/01/2013 to 12/31/2013...........  $ 9.26557    $10.92201           0
AST INTERNATIONAL VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12617    $11.65068           0
   01/01/2008 to 12/31/2008...........  $11.65068    $ 6.45950           0
   01/01/2009 to 12/31/2009...........  $ 6.45950    $ 8.34615           0
   01/01/2010 to 12/31/2010...........  $ 8.34615    $ 9.17929           0
   01/01/2011 to 12/31/2011...........  $ 9.17929    $ 7.94794           0
   01/01/2012 to 12/31/2012...........  $ 7.94794    $ 9.18156           0
   01/01/2013 to 12/31/2013...........  $ 9.18156    $10.86035           0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11197    $ 7.17178           0
   01/01/2009 to 12/31/2009...........  $ 7.17178    $ 8.99427           0
   01/01/2010 to 12/31/2010...........  $ 8.99427    $10.13569           0
   01/01/2011 to 12/31/2011...........  $10.13569    $ 9.97825           0
   01/01/2012 to 12/31/2012...........  $ 9.97825    $11.22134       4,842
   01/01/2013 to 12/31/2013...........  $11.22134    $12.91910       5,595
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.14435    $10.97941           0
   01/01/2008 to 12/31/2008...........  $10.97941    $ 6.37232           0
   01/01/2009 to 12/31/2009...........  $ 6.37232    $ 8.57302           0
   01/01/2010 to 12/31/2010...........  $ 8.57302    $ 9.09678           0
   01/01/2011 to 12/31/2011...........  $ 9.09678    $ 8.18270           0
   01/01/2012 to 12/31/2012...........  $ 8.18270    $ 9.87658          38
   01/01/2013 to 12/31/2013...........  $ 9.87658    $11.28094       1,177
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08054    $10.17383           0
   01/01/2008 to 12/31/2008...........  $10.17383    $ 8.29858           0
   01/01/2009 to 12/31/2009...........  $ 8.29858    $10.02568           0
   01/01/2010 to 12/31/2010...........  $10.02568    $10.65289           0
   01/01/2011 to 12/31/2011...........  $10.65289    $10.57215           0
   01/01/2012 to 12/31/2012...........  $10.57215    $11.58947       5,069
   01/01/2013 to 12/31/2013...........  $11.58947    $12.74066       4,886

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08457    $10.29963           0
   01/01/2010 to 12/31/2010...........  $10.29963    $11.35164           0
   01/01/2011 to 12/31/2011...........  $11.35164    $11.31377           0
   01/01/2012 to 12/31/2012...........  $11.31377    $12.90295           0
   01/01/2013 to 12/31/2013...........  $12.90295    $17.43738           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14595    $10.30944           0
   01/01/2010 to 12/31/2010...........  $10.30944    $11.60815           0
   01/01/2011 to 12/31/2011...........  $11.60815    $10.81845           0
   01/01/2012 to 12/31/2012...........  $10.81845    $12.12874           0
   01/01/2013 to 12/31/2013...........  $12.12874    $15.78294           0
AST LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11587    $ 9.84473           0
   01/01/2008 to 12/31/2008...........  $ 9.84473    $ 5.70314           0
   01/01/2009 to 12/31/2009...........  $ 5.70314    $ 6.74404           0
   01/01/2010 to 12/31/2010...........  $ 6.74404    $ 7.55590           0
   01/01/2011 to 12/31/2011...........  $ 7.55590    $ 7.16817           0
   01/01/2012 to 12/31/2012...........  $ 7.16817    $ 8.29561          32
   01/01/2013 to 12/31/2013...........  $ 8.29561    $11.48738         677
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.13199    $11.47337           0
   01/01/2008 to 12/31/2008...........  $11.47337    $ 6.40005           0
   01/01/2009 to 12/31/2009...........  $ 6.40005    $ 8.22241           0
   01/01/2010 to 12/31/2010...........  $ 8.22241    $ 9.74903           0
   01/01/2011 to 12/31/2011...........  $ 9.74903    $ 9.56442       2,470
   01/01/2012 to 12/31/2012...........  $ 9.56442    $10.63120          16
   01/01/2013 to 12/31/2013...........  $10.63120    $14.37959           0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.02439    $10.32185           0
   01/01/2008 to 12/31/2008...........  $10.32185    $ 7.84324           0
   01/01/2009 to 12/31/2009...........  $ 7.84324    $10.45274           0
   01/01/2010 to 12/31/2010...........  $10.45274    $11.73757           0
   01/01/2011 to 12/31/2011...........  $11.73757    $12.80336           0
   01/01/2012 to 12/31/2012...........  $12.80336    $13.42818       2,647
   01/01/2013 to 12/31/2013...........  $13.42818    $13.02931       3,308
AST MFS GLOBAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11667    $10.95164           0
   01/01/2008 to 12/31/2008...........  $10.95164    $ 7.15759           0
   01/01/2009 to 12/31/2009...........  $ 7.15759    $ 9.31966           0
   01/01/2010 to 12/31/2010...........  $ 9.31966    $10.33903         323
   01/01/2011 to 12/31/2011...........  $10.33903    $ 9.91614         314
   01/01/2012 to 12/31/2012...........  $ 9.91614    $12.08368         337
   01/01/2013 to 12/31/2013...........  $12.08368    $15.27018       4,344

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10694    $11.59267           0
   01/01/2008 to 12/31/2008...........  $11.59267    $ 7.31108           0
   01/01/2009 to 12/31/2009...........  $ 7.31108    $ 8.99798           0
   01/01/2010 to 12/31/2010...........  $ 8.99798    $10.04775           0
   01/01/2011 to 12/31/2011...........  $10.04775    $ 9.88927           0
   01/01/2012 to 12/31/2012...........  $ 9.88927    $11.46400          15
   01/01/2013 to 12/31/2013...........  $11.46400    $15.51686       6,540
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99918    $10.22213           0
   01/01/2013 to 12/31/2013...........  $10.22213    $13.61300           0
AST MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10574    $10.11084           0
   01/01/2008 to 12/31/2008...........  $10.11084    $ 6.19415           0
   01/01/2009 to 12/31/2009...........  $ 6.19415    $ 8.51751           0
   01/01/2010 to 12/31/2010...........  $ 8.51751    $10.42410           0
   01/01/2011 to 12/31/2011...........  $10.42410    $ 9.96483           0
   01/01/2012 to 12/31/2012...........  $ 9.96483    $11.68256          23
   01/01/2013 to 12/31/2013...........  $11.68256    $15.31633       5,856
AST MONEY MARKET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.00052    $10.29973           0
   01/01/2008 to 12/31/2008...........  $10.29973    $10.45357           0
   01/01/2009 to 12/31/2009...........  $10.45357    $10.37528           0
   01/01/2010 to 12/31/2010...........  $10.37528    $10.27485           0
   01/01/2011 to 12/31/2011...........  $10.27485    $10.17598       7,315
   01/01/2012 to 12/31/2012...........  $10.17598    $10.07626       2,251
   01/01/2013 to 12/31/2013...........  $10.07626    $ 9.97714       1,433
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.13369    $10.25701           0
   01/01/2008 to 12/31/2008...........  $10.25701    $ 5.86395           0
   01/01/2009 to 12/31/2009...........  $ 5.86395    $ 8.16575           0
   01/01/2010 to 12/31/2010...........  $ 8.16575    $ 9.97960           0
   01/01/2011 to 12/31/2011...........  $ 9.97960    $ 9.63540           0
   01/01/2012 to 12/31/2012...........  $ 9.63540    $11.17393          23
   01/01/2013 to 12/31/2013...........  $11.17393    $15.71072       2,215
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11565    $11.82260           0
   01/01/2008 to 12/31/2008...........  $11.82260    $ 6.65075           0
   01/01/2009 to 12/31/2009...........  $ 6.65075    $ 8.54648           0
   01/01/2010 to 12/31/2010...........  $ 8.54648    $10.88845           0
   01/01/2011 to 12/31/2011...........  $10.88845    $10.96268           0
   01/01/2012 to 12/31/2012...........  $10.96268    $12.19821         685
   01/01/2013 to 12/31/2013...........  $12.19821    $16.01598       2,086

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12073    $11.75209            0
   01/01/2008 to 12/31/2008...........  $11.75209    $ 6.68601            0
   01/01/2009 to 12/31/2009...........  $ 6.68601    $ 8.11354            0
   01/01/2010 to 12/31/2010...........  $ 8.11354    $ 9.66127            0
   01/01/2011 to 04/29/2011...........  $ 9.66127    $10.86028            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99918    $10.37057           17
   01/01/2013 to 12/31/2013...........  $10.37057    $12.20998            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10192    $ 5.59093            0
   01/01/2009 to 12/31/2009...........  $ 5.59093    $ 9.21761            0
   01/01/2010 to 12/31/2010...........  $ 9.21761    $11.15868            0
   01/01/2011 to 12/31/2011...........  $11.15868    $ 8.80869            0
   01/01/2012 to 12/31/2012...........  $ 8.80869    $10.28504            0
   01/01/2013 to 12/31/2013...........  $10.28504    $10.20593            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99034    $10.47408            0
   01/01/2008 to 12/31/2008...........  $10.47408    $10.48603            0
   01/01/2009 to 12/31/2009...........  $10.48603    $11.44430            0
   01/01/2010 to 12/31/2010...........  $11.44430    $11.77276            0
   01/01/2011 to 12/31/2011...........  $11.77276    $11.91843        2,162
   01/01/2012 to 12/31/2012...........  $11.91843    $12.35443        2,629
   01/01/2013 to 12/31/2013...........  $12.35443    $11.96593        8,160
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99058    $10.56075            0
   01/01/2008 to 12/31/2008...........  $10.56075    $10.21988            0
   01/01/2009 to 12/31/2009...........  $10.21988    $11.79093            0
   01/01/2010 to 12/31/2010...........  $11.79093    $12.57524        1,379
   01/01/2011 to 12/31/2011...........  $12.57524    $12.84647        1,058
   01/01/2012 to 12/31/2012...........  $12.84647    $13.90489        4,226
   01/01/2013 to 12/31/2013...........  $13.90489    $13.51422       32,270
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.04514    $10.75670            0
   01/01/2008 to 12/31/2008...........  $10.75670    $ 8.57497        2,810
   01/01/2009 to 12/31/2009...........  $ 8.57497    $10.19125       62,109
   01/01/2010 to 12/31/2010...........  $10.19125    $11.15697       59,310
   01/01/2011 to 12/31/2011...........  $11.15697    $11.15675       59,232
   01/01/2012 to 12/31/2012...........  $11.15675    $12.19226       56,097
   01/01/2013 to 12/31/2013...........  $12.19226    $13.18351       54,932

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10404    $11.19117            0
   01/01/2008 to 12/31/2008...........  $11.19117    $ 6.56949            0
   01/01/2009 to 12/31/2009...........  $ 6.56949    $ 8.19394        1,599
   01/01/2010 to 12/31/2010...........  $ 8.19394    $ 9.65573        1,599
   01/01/2011 to 12/31/2011...........  $ 9.65573    $ 8.96603        1,599
   01/01/2012 to 12/31/2012...........  $ 8.96603    $10.02421        2,311
   01/01/2013 to 12/31/2013...........  $10.02421    $11.61472        3,986
AST QMA US EQUITY ALPHA PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11188    $10.37151            0
   01/01/2008 to 12/31/2008...........  $10.37151    $ 6.29304        1,694
   01/01/2009 to 12/31/2009...........  $ 6.29304    $ 7.59041        1,645
   01/01/2010 to 12/31/2010...........  $ 7.59041    $ 8.64622        1,594
   01/01/2011 to 12/31/2011...........  $ 8.64622    $ 8.85664        1,546
   01/01/2012 to 12/31/2012...........  $ 8.85664    $10.41779        1,532
   01/01/2013 to 12/31/2013...........  $10.41779    $13.65949        2,489
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99918    $ 8.93992            0
   01/01/2012 to 12/31/2012...........  $ 8.93992    $10.01604            0
   01/01/2013 to 12/31/2013...........  $10.01604    $12.13798            0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08128    $ 7.37971            0
   01/01/2009 to 12/31/2009...........  $ 7.37971    $ 9.01552            0
   01/01/2010 to 12/31/2010...........  $ 9.01552    $ 9.99007            0
   01/01/2011 to 12/31/2011...........  $ 9.99007    $ 9.71160        2,230
   01/01/2012 to 12/31/2012...........  $ 9.71160    $10.60403        9,000
   01/01/2013 to 12/31/2013...........  $10.60403    $11.80510       15,625
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09946    $ 6.72784            0
   01/01/2009 to 12/31/2009...........  $ 6.72784    $ 8.44981            0
   01/01/2010 to 12/31/2010...........  $ 8.44981    $ 9.56609            0
   01/01/2011 to 12/31/2011...........  $ 9.56609    $ 9.24529            0
   01/01/2012 to 12/31/2012...........  $ 9.24529    $10.60940            0
   01/01/2013 to 12/31/2013...........  $10.60940    $12.40140            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07291    $10.87140            0
   01/01/2008 to 12/31/2008...........  $10.87140    $ 7.51399            0
   01/01/2009 to 12/31/2009...........  $ 7.51399    $ 9.47895            0
   01/01/2010 to 12/31/2010...........  $ 9.47895    $10.49368            0
   01/01/2011 to 12/31/2011...........  $10.49368    $10.03860        3,919
   01/01/2012 to 12/31/2012...........  $10.03860    $11.04609       15,221
   01/01/2013 to 12/31/2013...........  $11.04609    $12.51162       14,508
AST SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09716    $10.46802            0
   01/01/2008 to 12/31/2008...........  $10.46802    $ 6.73693            0
   01/01/2009 to 12/31/2009...........  $ 6.73693    $ 8.93194            0
   01/01/2010 to 12/31/2010...........  $ 8.93194    $12.06406            0
   01/01/2011 to 12/31/2011...........  $12.06406    $11.82778            0
   01/01/2012 to 12/31/2012...........  $11.82778    $13.13644            0
   01/01/2013 to 12/31/2013...........  $13.13644    $17.58113            0
AST SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11095    $ 9.43656            0
   01/01/2008 to 12/31/2008...........  $ 9.43656    $ 6.56669            0
   01/01/2009 to 12/31/2009...........  $ 6.56669    $ 8.25723            0
   01/01/2010 to 12/31/2010...........  $ 8.25723    $10.30053            0
   01/01/2011 to 12/31/2011...........  $10.30053    $ 9.58913            0
   01/01/2012 to 12/31/2012...........  $ 9.58913    $11.21832           23
   01/01/2013 to 12/31/2013...........  $11.21832    $15.26149        3,645
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.06740    $10.57860            0
   01/01/2008 to 12/31/2008...........  $10.57860    $ 7.75653            0
   01/01/2009 to 12/31/2009...........  $ 7.75653    $ 9.53361            0
   01/01/2010 to 12/31/2010...........  $ 9.53361    $10.52807        2,184
   01/01/2011 to 12/31/2011...........  $10.52807    $10.63067        3,039
   01/01/2012 to 12/31/2012...........  $10.63067    $11.94592       23,637
   01/01/2013 to 12/31/2013...........  $11.94592    $13.81861       32,182
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11700    $ 9.82815            0
   01/01/2008 to 12/31/2008...........  $ 9.82815    $ 5.65507            0
   01/01/2009 to 12/31/2009...........  $ 5.65507    $ 6.93144            0
   01/01/2010 to 12/31/2010...........  $ 6.93144    $ 7.77169            0
   01/01/2011 to 12/31/2011...........  $ 7.77169    $ 7.56873            0
   01/01/2012 to 12/31/2012...........  $ 7.56873    $ 8.78643            0
   01/01/2013 to 12/31/2013...........  $ 8.78643    $11.28190        4,424
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08361    $10.93976            0
   01/01/2008 to 12/31/2008...........  $10.93976    $ 6.43744            0
   01/01/2009 to 12/31/2009...........  $ 6.43744    $ 9.77555            0
   01/01/2010 to 12/31/2010...........  $ 9.77555    $11.20897            0
   01/01/2011 to 12/31/2011...........  $11.20897    $10.91000            0
   01/01/2012 to 12/31/2012...........  $10.91000    $12.70117            0
   01/01/2013 to 12/31/2013...........  $12.70117    $18.11188        1,087
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.17958    $13.94064            0
   01/01/2008 to 12/31/2008...........  $13.94064    $ 6.90317            0
   01/01/2009 to 12/31/2009...........  $ 6.90317    $10.20784            0
   01/01/2010 to 12/31/2010...........  $10.20784    $12.17409          878
   01/01/2011 to 12/31/2011...........  $12.17409    $10.25550          854
   01/01/2012 to 12/31/2012...........  $10.25550    $10.52125          853
   01/01/2013 to 12/31/2013...........  $10.52125    $12.01930        4,036

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.98213    $10.73003           0
   01/01/2008 to 12/31/2008...........  $10.73003    $10.36499           0
   01/01/2009 to 12/31/2009...........  $10.36499    $11.50569           0
   01/01/2010 to 12/31/2010...........  $11.50569    $12.04612           0
   01/01/2011 to 12/31/2011...........  $12.04612    $12.41886           0
   01/01/2012 to 12/31/2012...........  $12.41886    $12.93840          13
   01/01/2013 to 12/31/2013...........  $12.93840    $12.32953         189
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12210    $11.05096           0
   01/01/2008 to 12/31/2008...........  $11.05096    $ 6.31035           0
   01/01/2009 to 12/31/2009...........  $ 6.31035    $ 8.02421           0
   01/01/2010 to 12/31/2010...........  $ 8.02421    $ 9.10752           0
   01/01/2011 to 12/31/2011...........  $ 9.10752    $ 8.70580           0
   01/01/2012 to 12/31/2012...........  $ 8.70580    $ 9.56832          35
   01/01/2013 to 12/31/2013...........  $ 9.56832    $11.41596           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99918    $ 9.98774           0
   01/01/2008 to 12/31/2008...........  $ 9.98774    $ 9.37351           0
   01/01/2009 to 12/31/2009...........  $ 9.37351    $10.35999           0
   01/01/2010 to 12/31/2010...........  $10.35999    $11.05727           0
   01/01/2011 to 12/31/2011...........  $11.05727    $11.60740           0
   01/01/2012 to 12/31/2012...........  $11.60740    $12.39484       1,828
   01/01/2013 to 12/31/2013...........  $12.39484    $12.08896       1,727
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07829    $ 6.67267           0
   01/01/2009 to 12/31/2009...........  $ 6.67267    $ 8.59292           0
   01/01/2010 to 12/31/2010...........  $ 8.59292    $ 9.37902           0
   01/01/2011 to 12/31/2011...........  $ 9.37902    $ 9.13111       1,212
   01/01/2012 to 09/21/2012...........  $ 9.13111    $10.27970           0

*  Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ONLY (1.75%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97003    $10.54251      296,477
   01/01/2007 to 12/31/2007...........  $10.54251    $11.31443      600,202
   01/01/2008 to 12/31/2008...........  $11.31443    $ 7.58029      690,422
   01/01/2009 to 12/31/2009...........  $ 7.58029    $ 9.26448      799,056
   01/01/2010 to 12/31/2010...........  $ 9.26448    $10.19462      806,904
   01/01/2011 to 12/31/2011...........  $10.19462    $ 9.75312      722,709
   01/01/2012 to 12/31/2012...........  $ 9.75312    $10.78971      726,773
   01/01/2013 to 12/31/2013...........  $10.78971    $11.66170      713,714
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98875    $10.48624          986
   01/01/2007 to 12/31/2007...........  $10.48624    $11.28462       83,485
   01/01/2008 to 12/31/2008...........  $11.28462    $ 7.78498      220,600
   01/01/2009 to 12/31/2009...........  $ 7.78498    $ 9.65571      369,600
   01/01/2010 to 12/31/2010...........  $ 9.65571    $10.79033      438,441
   01/01/2011 to 12/31/2011...........  $10.79033    $10.61693      400,750
   01/01/2012 to 12/31/2012...........  $10.61693    $11.85825      422,294
   01/01/2013 to 12/31/2013...........  $11.85825    $13.58391      421,754
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98438    $11.02064            0
   01/01/2007 to 12/31/2007...........  $11.02064    $10.81865          782
   01/01/2008 to 12/31/2008...........  $10.81865    $ 6.93814          781
   01/01/2009 to 12/31/2009...........  $ 6.93814    $ 8.03080        6,085
   01/01/2010 to 12/31/2010...........  $ 8.03080    $ 8.98555        6,133
   01/01/2011 to 12/31/2011...........  $ 8.98555    $ 9.14661        8,346
   01/01/2012 to 05/04/2012...........  $ 9.14661    $ 9.93586            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97944    $10.49898       17,026
   01/01/2007 to 12/31/2007...........  $10.49898    $11.25387       62,593
   01/01/2008 to 12/31/2008...........  $11.25387    $ 7.88566      294,740
   01/01/2009 to 12/31/2009...........  $ 7.88566    $ 9.55557      575,103
   01/01/2010 to 12/31/2010...........  $ 9.55557    $10.54773      604,407
   01/01/2011 to 12/31/2011...........  $10.54773    $10.24057      536,225
   01/01/2012 to 12/31/2012...........  $10.24057    $11.31975      569,835
   01/01/2013 to 12/31/2013...........  $11.31975    $13.08835      515,247

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99857    $ 9.16255            0
   01/01/2012 to 12/31/2012...........  $ 9.16255    $10.07596            0
   01/01/2013 to 12/31/2013...........  $10.07596    $10.97739            0
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99857    $10.49507            0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99905    $ 9.38572            0
   01/01/2010 to 12/31/2010...........  $ 9.38572    $10.19992            0
   01/01/2011 to 12/31/2011...........  $10.19992    $10.99092            0
   01/01/2012 to 12/31/2012...........  $10.99092    $11.25150            0
   01/01/2013 to 12/31/2013...........  $11.25150    $10.98198            0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99858    $12.04396            0
   01/01/2009 to 12/31/2009...........  $12.04396    $11.12056            0
   01/01/2010 to 12/31/2010...........  $11.12056    $12.15179            0
   01/01/2011 to 12/31/2011...........  $12.15179    $13.56492            0
   01/01/2012 to 12/31/2012...........  $13.56492    $14.09333            0
   01/01/2013 to 12/31/2013...........  $14.09333    $13.41564            0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99858    $12.11286            0
   01/01/2009 to 12/31/2009...........  $12.11286    $10.98780            0
   01/01/2010 to 12/31/2010...........  $10.98780    $12.02578            0
   01/01/2011 to 12/31/2011...........  $12.02578    $13.70693            0
   01/01/2012 to 12/31/2012...........  $13.70693    $14.26024            0
   01/01/2013 to 12/31/2013...........  $14.26024    $13.33784            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99905    $ 8.79604            0
   01/01/2010 to 12/31/2010...........  $ 8.79604    $ 9.66876        1,486
   01/01/2011 to 12/31/2011...........  $ 9.66876    $11.27734            0
   01/01/2012 to 12/31/2012...........  $11.27734    $11.78346            0
   01/01/2013 to 12/31/2013...........  $11.78346    $10.82629            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99810    $11.01729        6,259
   01/01/2011 to 12/31/2011...........  $11.01729    $13.02623       23,762
   01/01/2012 to 12/31/2012...........  $13.02623    $13.67162       11,015
   01/01/2013 to 12/31/2013...........  $13.67162    $12.49582          229

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99857    $12.03025       34,654
   01/01/2012 to 12/31/2012...........  $12.03025    $12.51433       33,539
   01/01/2013 to 12/31/2013...........  $12.51433    $11.10044            0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99810    $10.40740        3,259
   01/01/2013 to 12/31/2013...........  $10.40740    $ 9.18516       43,943
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99905    $ 8.75667       59,163
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97974    $10.60086      109,873
   01/01/2007 to 12/31/2007...........  $10.60086    $11.43120      334,352
   01/01/2008 to 12/31/2008...........  $11.43120    $ 7.30917      337,787
   01/01/2009 to 12/31/2009...........  $ 7.30917    $ 9.00313      451,541
   01/01/2010 to 12/31/2010...........  $ 9.00313    $10.03170      499,833
   01/01/2011 to 12/31/2011...........  $10.03170    $ 9.62010      399,272
   01/01/2012 to 12/31/2012...........  $ 9.62010    $10.75186      412,909
   01/01/2013 to 12/31/2013...........  $10.75186    $12.96360      408,166
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99857    $11.65594            0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.88701    $12.11318           34
   01/01/2007 to 12/31/2007...........  $12.11318    $ 9.53033          203
   01/01/2008 to 12/31/2008...........  $ 9.53033    $ 6.08313          202
   01/01/2009 to 12/31/2009...........  $ 6.08313    $ 7.88735          165
   01/01/2010 to 12/31/2010...........  $ 7.88735    $ 9.97588          278
   01/01/2011 to 12/31/2011...........  $ 9.97588    $10.45070          470
   01/01/2012 to 12/31/2012...........  $10.45070    $11.84713        1,972
   01/01/2013 to 12/31/2013...........  $11.84713    $12.00823        2,024
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98285    $10.45147           20
   01/01/2007 to 12/31/2007...........  $10.45147    $ 8.44578          940
   01/01/2008 to 07/18/2008...........  $ 8.44578    $ 7.73525            0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99857    $ 9.68473            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $ 9.94478            0
   01/01/2007 to 12/31/2007...........  $ 9.94478    $10.86864          369
   01/01/2008 to 12/31/2008...........  $10.86864    $ 5.97180          367
   01/01/2009 to 12/31/2009...........  $ 5.97180    $ 7.78612          832
   01/01/2010 to 12/31/2010...........  $ 7.78612    $10.14271          360
   01/01/2011 to 12/31/2011...........  $10.14271    $ 8.66144        1,496
   01/01/2012 to 12/31/2012...........  $ 8.66144    $10.22095        3,729
   01/01/2013 to 12/31/2013...........  $10.22095    $14.14486        3,384

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10358    $ 7.50322            0
   01/01/2009 to 12/31/2009...........  $ 7.50322    $ 8.93974        5,524
   01/01/2010 to 12/31/2010...........  $ 8.93974    $ 9.95667        5,317
   01/01/2011 to 12/31/2011...........  $ 9.95667    $ 9.54376        4,701
   01/01/2012 to 12/31/2012...........  $ 9.54376    $10.65837        5,146
   01/01/2013 to 12/31/2013...........  $10.65837    $12.48890        3,231
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.52216        8,973
   01/01/2007 to 12/31/2007...........  $10.52216    $11.22519       65,964
   01/01/2008 to 12/31/2008...........  $11.22519    $ 7.22737      179,253
   01/01/2009 to 12/31/2009...........  $ 7.22737    $ 8.79712      241,871
   01/01/2010 to 12/31/2010...........  $ 8.79712    $ 9.88773      247,345
   01/01/2011 to 12/31/2011...........  $ 9.88773    $ 9.57167      219,031
   01/01/2012 to 12/31/2012...........  $ 9.57167    $10.40722      208,997
   01/01/2013 to 12/31/2013...........  $10.40722    $11.73797      191,915
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99858    $ 7.47065        7,730
   01/01/2009 to 11/13/2009...........  $ 7.47065    $ 8.35030            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99858    $10.74305      140,371
   01/01/2013 to 12/31/2013...........  $10.74305    $13.14209      146,918
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99857    $10.81138            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17526    $ 6.11150            0
   01/01/2009 to 12/31/2009...........  $ 6.11150    $ 8.11460            0
   01/01/2010 to 12/31/2010...........  $ 8.11460    $ 9.58600            0
   01/01/2011 to 12/31/2011...........  $ 9.58600    $ 8.94656            0
   01/01/2012 to 12/31/2012...........  $ 8.94656    $11.14928            0
   01/01/2013 to 12/31/2013...........  $11.14928    $11.43388            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93493    $10.24906           60
   01/01/2007 to 12/31/2007...........  $10.24906    $11.48125        5,896
   01/01/2008 to 12/31/2008...........  $11.48125    $ 6.73972        5,299
   01/01/2009 to 12/31/2009...........  $ 6.73972    $ 9.89579        6,378
   01/01/2010 to 12/31/2010...........  $ 9.89579    $10.72625        3,409
   01/01/2011 to 12/31/2011...........  $10.72625    $10.12478        2,741
   01/01/2012 to 12/31/2012...........  $10.12478    $11.91711        4,229
   01/01/2013 to 12/31/2013...........  $11.91711    $15.19533        4,857

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96053    $11.03108            0
   01/01/2007 to 12/31/2007...........  $11.03108    $11.39626            0
   01/01/2008 to 12/31/2008...........  $11.39626    $ 6.64269        5,583
   01/01/2009 to 12/31/2009...........  $ 6.64269    $ 7.78118       12,477
   01/01/2010 to 12/31/2010...........  $ 7.78118    $ 8.63286       12,151
   01/01/2011 to 12/31/2011...........  $ 8.63286    $ 8.01634        6,868
   01/01/2012 to 12/31/2012...........  $ 8.01634    $ 9.42776        6,281
   01/01/2013 to 12/31/2013...........  $ 9.42776    $12.37349       21,286
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95792    $ 9.86401           41
   01/01/2007 to 12/31/2007...........  $ 9.86401    $11.56909          545
   01/01/2008 to 12/31/2008...........  $11.56909    $ 6.73180        6,242
   01/01/2009 to 12/31/2009...........  $ 6.73180    $10.39351        4,065
   01/01/2010 to 12/31/2010...........  $10.39351    $12.24001        4,433
   01/01/2011 to 12/31/2011...........  $12.24001    $11.67165        3,430
   01/01/2012 to 12/31/2012...........  $11.67165    $13.72046        5,798
   01/01/2013 to 12/31/2013...........  $13.72046    $17.82536        5,597
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08926    $ 7.61215       41,374
   01/01/2009 to 12/31/2009...........  $ 7.61215    $ 9.23061      100,308
   01/01/2010 to 12/31/2010...........  $ 9.23061    $10.12402      106,820
   01/01/2011 to 12/31/2011...........  $10.12402    $ 9.89972       99,903
   01/01/2012 to 12/31/2012...........  $ 9.89972    $10.71473      107,626
   01/01/2013 to 12/31/2013...........  $10.71473    $11.56473      108,322
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03346    $ 7.63699            0
   01/01/2009 to 12/31/2009...........  $ 7.63699    $ 9.52067        1,582
   01/01/2010 to 12/31/2010...........  $ 9.52067    $11.86158        2,472
   01/01/2011 to 12/31/2011...........  $11.86158    $11.80975        2,405
   01/01/2012 to 12/31/2012...........  $11.80975    $13.42742        4,771
   01/01/2013 to 12/31/2013...........  $13.42742    $18.31854        4,532
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94927    $11.01318           57
   01/01/2007 to 12/31/2007...........  $11.01318    $10.95037          339
   01/01/2008 to 12/31/2008...........  $10.95037    $ 6.74756        6,172
   01/01/2009 to 12/31/2009...........  $ 6.74756    $ 7.84238        1,223
   01/01/2010 to 12/31/2010...........  $ 7.84238    $ 8.66644          330
   01/01/2011 to 12/31/2011...........  $ 8.66644    $ 8.47561          539
   01/01/2012 to 12/31/2012...........  $ 8.47561    $ 9.44585        2,305
   01/01/2013 to 12/31/2013...........  $ 9.44585    $12.49812          970

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.56250            0
   01/01/2007 to 12/31/2007...........  $10.56250    $10.63742            0
   01/01/2008 to 12/31/2008...........  $10.63742    $ 7.78400          709
   01/01/2009 to 12/31/2009...........  $ 7.78400    $10.37011        7,853
   01/01/2010 to 12/31/2010...........  $10.37011    $11.56763        6,755
   01/01/2011 to 12/31/2011...........  $11.56763    $11.72970        5,559
   01/01/2012 to 12/31/2012...........  $11.72970    $13.12705        5,498
   01/01/2013 to 12/31/2013...........  $13.12705    $13.82773        5,372
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99209    $10.60171           20
   01/01/2007 to 12/31/2007...........  $10.60171    $12.40345          938
   01/01/2008 to 12/31/2008...........  $12.40345    $ 6.06655          937
   01/01/2009 to 12/31/2009...........  $ 6.06655    $ 8.06631          926
   01/01/2010 to 12/31/2010...........  $ 8.06631    $ 9.07693          924
   01/01/2011 to 12/31/2011...........  $ 9.07693    $ 7.76802          923
   01/01/2012 to 12/31/2012...........  $ 7.76802    $ 9.18910        1,551
   01/01/2013 to 12/31/2013...........  $ 9.18910    $10.75208        5,965
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.01024    $10.86454           20
   01/01/2007 to 12/31/2007...........  $10.86454    $12.57772          206
   01/01/2008 to 12/31/2008...........  $12.57772    $ 6.92187          543
   01/01/2009 to 12/31/2009...........  $ 6.92187    $ 8.87760          525
   01/01/2010 to 12/31/2010...........  $ 8.87760    $ 9.69193          170
   01/01/2011 to 12/31/2011...........  $ 9.69193    $ 8.33006          169
   01/01/2012 to 12/31/2012...........  $ 8.33006    $ 9.55185          176
   01/01/2013 to 12/31/2013...........  $ 9.55185    $11.21503          103
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99858    $10.72532      305,593
   01/01/2009 to 12/31/2009...........  $10.72532    $11.73237      118,263
   01/01/2010 to 12/31/2010...........  $11.73237    $12.77720       87,294
   01/01/2011 to 12/31/2011...........  $12.77720    $14.12060      371,651
   01/01/2012 to 12/31/2012...........  $14.12060    $15.18209      158,120
   01/01/2013 to 12/31/2013...........  $15.18209    $14.44607       38,786
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11177    $ 7.13625        2,904
   01/01/2009 to 12/31/2009...........  $ 7.13625    $ 8.88380        3,054
   01/01/2010 to 12/31/2010...........  $ 8.88380    $ 9.93736        3,349
   01/01/2011 to 12/31/2011...........  $ 9.93736    $ 9.71107        2,618
   01/01/2012 to 12/31/2012...........  $ 9.71107    $10.84004       14,105
   01/01/2013 to 12/31/2013...........  $10.84004    $12.38828       19,651

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.57842            0
   01/01/2007 to 12/31/2007...........  $10.57842    $11.37690        4,216
   01/01/2008 to 12/31/2008...........  $11.37690    $ 6.55421        4,608
   01/01/2009 to 12/31/2009...........  $ 6.55421    $ 8.75281       12,553
   01/01/2010 to 12/31/2010...........  $ 8.75281    $ 9.21909        8,811
   01/01/2011 to 12/31/2011...........  $ 9.21909    $ 8.23160        6,958
   01/01/2012 to 12/31/2012...........  $ 8.23160    $ 9.86225        8,978
   01/01/2013 to 12/31/2013...........  $ 9.86225    $11.18153        9,177
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96723    $10.53489            0
   01/01/2007 to 12/31/2007...........  $10.53489    $10.55381       29,314
   01/01/2008 to 12/31/2008...........  $10.55381    $ 8.54506      224,911
   01/01/2009 to 12/31/2009...........  $ 8.54506    $10.24727      340,120
   01/01/2010 to 12/31/2010...........  $10.24727    $10.80817      395,985
   01/01/2011 to 12/31/2011...........  $10.80817    $10.64726      356,253
   01/01/2012 to 12/31/2012...........  $10.64726    $11.58557      399,903
   01/01/2013 to 12/31/2013...........  $11.58557    $12.64248      355,177
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08396    $10.28967            0
   01/01/2010 to 12/31/2010...........  $10.28967    $11.25705            0
   01/01/2011 to 12/31/2011...........  $11.25705    $11.13692            0
   01/01/2012 to 12/31/2012...........  $11.13692    $12.60745            0
   01/01/2013 to 12/31/2013...........  $12.60745    $16.91249            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14535    $10.29945            0
   01/01/2010 to 12/31/2010...........  $10.29945    $11.51148        1,007
   01/01/2011 to 12/31/2011...........  $11.51148    $10.64939          419
   01/01/2012 to 12/31/2012...........  $10.64939    $11.85108          760
   01/01/2013 to 12/31/2013...........  $11.85108    $15.30798          823
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95990    $11.00919            0
   01/01/2007 to 12/31/2007...........  $11.00919    $10.49565          182
   01/01/2008 to 12/31/2008...........  $10.49565    $ 6.03521        4,914
   01/01/2009 to 12/31/2009...........  $ 6.03521    $ 7.08407        4,584
   01/01/2010 to 12/31/2010...........  $ 7.08407    $ 7.87845        4,425
   01/01/2011 to 12/31/2011...........  $ 7.87845    $ 7.41911            0
   01/01/2012 to 12/31/2012...........  $ 7.41911    $ 8.52255            0
   01/01/2013 to 12/31/2013...........  $ 8.52255    $11.71491          899
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94804    $10.21374            0
   01/01/2007 to 12/31/2007...........  $10.21374    $11.53918            0
   01/01/2008 to 12/31/2008...........  $11.53918    $ 6.38917        6,023
   01/01/2009 to 12/31/2009...........  $ 6.38917    $ 8.14798        5,625
   01/01/2010 to 12/31/2010...........  $ 8.14798    $ 9.58964        5,074
   01/01/2011 to 12/31/2011...........  $ 9.58964    $ 9.33879        4,654
   01/01/2012 to 12/31/2012...........  $ 9.33879    $10.30371        5,667
   01/01/2013 to 12/31/2013...........  $10.30371    $13.83409        3,842

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.47669           0
   01/01/2007 to 12/31/2007...........  $10.47669    $10.92227           0
   01/01/2008 to 12/31/2008...........  $10.92227    $ 8.23823           0
   01/01/2009 to 12/31/2009...........  $ 8.23823    $10.89824       4,049
   01/01/2010 to 12/31/2010...........  $10.89824    $12.14768       3,777
   01/01/2011 to 12/31/2011...........  $12.14768    $13.15337       3,454
   01/01/2012 to 12/31/2012...........  $13.15337    $13.69343       3,430
   01/01/2013 to 12/31/2013...........  $13.69343    $13.18866       6,992
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96011    $11.10079           0
   01/01/2007 to 12/31/2007...........  $11.10079    $11.93449           0
   01/01/2008 to 12/31/2008...........  $11.93449    $ 7.74226           0
   01/01/2009 to 12/31/2009...........  $ 7.74226    $10.00657       1,464
   01/01/2010 to 12/31/2010...........  $10.00657    $11.01926       2,575
   01/01/2011 to 12/31/2011...........  $11.01926    $10.49074       1,566
   01/01/2012 to 12/31/2012...........  $10.49074    $12.68948       2,928
   01/01/2013 to 12/31/2013...........  $12.68948    $15.91756       6,288
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93168    $10.38005           0
   01/01/2007 to 12/31/2007...........  $10.38005    $11.74189           0
   01/01/2008 to 12/31/2008...........  $11.74189    $ 7.35047           0
   01/01/2009 to 12/31/2009...........  $ 7.35047    $ 8.97986       3,172
   01/01/2010 to 12/31/2010...........  $ 8.97986    $ 9.95374       5,925
   01/01/2011 to 12/31/2011...........  $ 9.95374    $ 9.72471       4,461
   01/01/2012 to 12/31/2012...........  $ 9.72471    $11.19006       5,736
   01/01/2013 to 12/31/2013...........  $11.19006    $15.03451       7,368
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99858    $10.19406           0
   01/01/2013 to 12/31/2013...........  $10.19406    $13.47564           0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.92901    $10.39990           0
   01/01/2007 to 12/31/2007...........  $10.39990    $10.50138           0
   01/01/2008 to 12/31/2008...........  $10.50138    $ 6.38584           0
   01/01/2009 to 12/31/2009...........  $ 6.38584    $ 8.71638         415
   01/01/2010 to 12/31/2010...........  $ 8.71638    $10.58897           0
   01/01/2011 to 12/31/2011...........  $10.58897    $10.04800         203
   01/01/2012 to 12/31/2012...........  $10.04800    $11.69310       1,788
   01/01/2013 to 12/31/2013...........  $11.69310    $15.21723       1,433

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99975    $10.20465            0
   01/01/2007 to 12/31/2007...........  $10.20465    $10.51994          195
   01/01/2008 to 12/31/2008...........  $10.51994    $10.59840       13,341
   01/01/2009 to 12/31/2009...........  $10.59840    $10.44180       23,672
   01/01/2010 to 12/31/2010...........  $10.44180    $10.26477       24,268
   01/01/2011 to 12/31/2011...........  $10.26477    $10.09057       27,101
   01/01/2012 to 12/31/2012...........  $10.09057    $ 9.91778       25,244
   01/01/2013 to 12/31/2013...........  $ 9.91778    $ 9.74711       32,696
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.03571    $10.15678           40
   01/01/2007 to 12/31/2007...........  $10.15678    $10.29756        2,221
   01/01/2008 to 12/31/2008...........  $10.29756    $ 5.84357        2,692
   01/01/2009 to 12/31/2009...........  $ 5.84357    $ 8.07728        5,882
   01/01/2010 to 12/31/2010...........  $ 8.07728    $ 9.79886        5,031
   01/01/2011 to 12/31/2011...........  $ 9.79886    $ 9.39128        3,529
   01/01/2012 to 12/31/2012...........  $ 9.39128    $10.81040        5,606
   01/01/2013 to 12/31/2013...........  $10.81040    $15.08767        8,181
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02848    $10.06951            0
   01/01/2012 to 12/31/2012...........  $10.06951    $10.37829            0
   01/01/2013 to 12/31/2013...........  $10.37829    $ 9.91079            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96496    $10.19976            0
   01/01/2007 to 12/31/2007...........  $10.19976    $12.24905        1,265
   01/01/2008 to 12/31/2008...........  $12.24905    $ 6.83966        1,261
   01/01/2009 to 12/31/2009...........  $ 6.83966    $ 8.72450        2,766
   01/01/2010 to 12/31/2010...........  $ 8.72450    $11.03351        3,202
   01/01/2011 to 12/31/2011...........  $11.03351    $11.02690        2,955
   01/01/2012 to 12/31/2012...........  $11.02690    $12.17892        3,440
   01/01/2013 to 12/31/2013...........  $12.17892    $15.87285        2,597
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98799    $ 9.44486           22
   01/01/2007 to 12/31/2007...........  $ 9.44486    $11.01865          131
   01/01/2008 to 12/31/2008...........  $11.01865    $ 6.22235          209
   01/01/2009 to 12/31/2009...........  $ 6.22235    $ 7.49518        2,076
   01/01/2010 to 12/31/2010...........  $ 7.49518    $ 8.85927        2,872
   01/01/2011 to 04/29/2011...........  $ 8.85927    $ 9.93478            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99858    $10.31874        8,557
   01/01/2013 to 12/31/2013...........  $10.31874    $12.05951        7,947

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10132    $ 5.57216            0
   01/01/2009 to 12/31/2009...........  $ 5.57216    $ 9.11891        5,826
   01/01/2010 to 12/31/2010...........  $ 9.11891    $10.95795        8,612
   01/01/2011 to 12/31/2011...........  $10.95795    $ 8.58654        7,077
   01/01/2012 to 12/31/2012...........  $ 8.58654    $ 9.95162       10,682
   01/01/2013 to 12/31/2013...........  $ 9.95162    $ 9.80229       12,255
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98017    $10.16612            0
   01/01/2007 to 12/31/2007...........  $10.16612    $10.66960            0
   01/01/2008 to 12/31/2008...........  $10.66960    $10.60295          148
   01/01/2009 to 12/31/2009...........  $10.60295    $11.48658        1,620
   01/01/2010 to 12/31/2010...........  $11.48658    $11.72926        6,589
   01/01/2011 to 12/31/2011...........  $11.72926    $11.78694       24,934
   01/01/2012 to 12/31/2012...........  $11.78694    $12.12782       26,303
   01/01/2013 to 12/31/2013...........  $12.12782    $11.66008       25,797
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97123    $10.29870           40
   01/01/2007 to 12/31/2007...........  $10.29870    $10.96160        6,009
   01/01/2008 to 12/31/2008...........  $10.96160    $10.52960       30,426
   01/01/2009 to 12/31/2009...........  $10.52960    $12.05880       65,080
   01/01/2010 to 12/31/2010...........  $12.05880    $12.76610       63,030
   01/01/2011 to 12/31/2011...........  $12.76610    $12.94556       49,106
   01/01/2012 to 12/31/2012...........  $12.94556    $13.90862       51,251
   01/01/2013 to 12/31/2013...........  $13.90862    $13.41826       55,498
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97916    $10.41199        6,955
   01/01/2007 to 12/31/2007...........  $10.41199    $11.12416       51,293
   01/01/2008 to 12/31/2008...........  $11.12416    $ 8.80243      165,915
   01/01/2009 to 12/31/2009...........  $ 8.80243    $10.38444      312,015
   01/01/2010 to 12/31/2010...........  $10.38444    $11.28481      302,437
   01/01/2011 to 12/31/2011...........  $11.28481    $11.20146      269,971
   01/01/2012 to 12/31/2012...........  $11.20146    $12.15069      310,299
   01/01/2013 to 12/31/2013...........  $12.15069    $13.04183      302,498
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01849    $10.06939            0
   01/01/2012 to 12/31/2012...........  $10.06939    $10.59962            0
   01/01/2013 to 12/31/2013...........  $10.59962    $10.17640            0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.30127            0
   01/01/2007 to 12/31/2007...........  $10.30127    $11.27901       53,457
   01/01/2008 to 12/31/2008...........  $11.27901    $ 6.57207      168,928
   01/01/2009 to 12/31/2009...........  $ 6.57207    $ 8.13678      256,354
   01/01/2010 to 12/31/2010...........  $ 8.13678    $ 9.51787      292,307
   01/01/2011 to 12/31/2011...........  $ 9.51787    $ 8.77313      236,537
   01/01/2012 to 12/31/2012...........  $ 8.77313    $ 9.73603      256,448
   01/01/2013 to 12/31/2013...........  $ 9.73603    $11.19768      265,513

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95080    $10.72630            0
   01/01/2007 to 12/31/2007...........  $10.72630    $10.76050            0
   01/01/2008 to 12/31/2008...........  $10.76050    $ 6.48081          616
   01/01/2009 to 12/31/2009...........  $ 6.48081    $ 7.75928        1,147
   01/01/2010 to 12/31/2010...........  $ 7.75928    $ 8.77355        1,278
   01/01/2011 to 12/31/2011...........  $ 8.77355    $ 8.92102          787
   01/01/2012 to 12/31/2012...........  $ 8.92102    $10.41605        2,044
   01/01/2013 to 12/31/2013...........  $10.41605    $13.55651        5,189
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99857    $ 8.89568            0
   01/01/2012 to 12/31/2012...........  $ 8.89568    $ 9.89278            0
   01/01/2013 to 12/31/2013...........  $ 9.89278    $11.90029            0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08108    $ 7.34315       10,314
   01/01/2009 to 12/31/2009...........  $ 7.34315    $ 8.90471       48,728
   01/01/2010 to 12/31/2010...........  $ 8.90471    $ 9.79462       48,886
   01/01/2011 to 12/31/2011...........  $ 9.79462    $ 9.45152       42,529
   01/01/2012 to 12/31/2012...........  $ 9.45152    $10.24388       19,962
   01/01/2013 to 12/31/2013...........  $10.24388    $11.32005       17,848
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09925    $ 6.69446       50,953
   01/01/2009 to 12/31/2009...........  $ 6.69446    $ 8.34595       77,171
   01/01/2010 to 12/31/2010...........  $ 8.34595    $ 9.37899       79,316
   01/01/2011 to 12/31/2011...........  $ 9.37899    $ 8.99772       53,447
   01/01/2012 to 12/31/2012...........  $ 8.99772    $10.24908       65,064
   01/01/2013 to 12/31/2013...........  $10.24908    $11.89196       80,677
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98433    $10.56714            0
   01/01/2007 to 12/31/2007...........  $10.56714    $11.31065          150
   01/01/2008 to 12/31/2008...........  $11.31065    $ 7.75997       28,016
   01/01/2009 to 12/31/2009...........  $ 7.75997    $ 9.71715       42,143
   01/01/2010 to 12/31/2010...........  $ 9.71715    $10.67818       43,829
   01/01/2011 to 12/31/2011...........  $10.67818    $10.13994       35,786
   01/01/2012 to 12/31/2012...........  $10.13994    $11.07516       36,894
   01/01/2013 to 12/31/2013...........  $11.07516    $12.45205       37,273
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90506    $ 9.90872            0
   01/01/2007 to 12/31/2007...........  $ 9.90872    $10.43378            0
   01/01/2008 to 12/31/2008...........  $10.43378    $ 6.66531            0
   01/01/2009 to 12/31/2009...........  $ 6.66531    $ 8.77180          100
   01/01/2010 to 12/31/2010...........  $ 8.77180    $11.76047           80
   01/01/2011 to 12/31/2011...........  $11.76047    $11.44523          256
   01/01/2012 to 12/31/2012...........  $11.44523    $12.61772        1,289
   01/01/2013 to 12/31/2013...........  $12.61772    $16.76255        1,051

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99240    $10.45801            0
   01/01/2007 to 12/31/2007...........  $10.45801    $ 9.70078        1,910
   01/01/2008 to 12/31/2008...........  $ 9.70078    $ 6.70059        2,949
   01/01/2009 to 12/31/2009...........  $ 6.70059    $ 8.36348        3,405
   01/01/2010 to 12/31/2010...........  $ 8.36348    $10.35634        1,232
   01/01/2011 to 12/31/2011...........  $10.35634    $ 9.57011        1,072
   01/01/2012 to 12/31/2012...........  $ 9.57011    $11.11346        2,176
   01/01/2013 to 12/31/2013...........  $11.11346    $15.00753        1,836
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96810    $10.62508        3,766
   01/01/2007 to 12/31/2007...........  $10.62508    $11.10168      116,538
   01/01/2008 to 12/31/2008...........  $11.10168    $ 8.07989      169,999
   01/01/2009 to 12/31/2009...........  $ 8.07989    $ 9.85774      381,971
   01/01/2010 to 12/31/2010...........  $ 9.85774    $10.80580      453,599
   01/01/2011 to 12/31/2011...........  $10.80580    $10.83087      454,470
   01/01/2012 to 12/31/2012...........  $10.83087    $12.08098      475,737
   01/01/2013 to 12/31/2013...........  $12.08098    $13.87192      473,678
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95042    $11.06626            0
   01/01/2007 to 12/31/2007...........  $11.06626    $10.48707        4,714
   01/01/2008 to 12/31/2008...........  $10.48707    $ 5.98961        4,814
   01/01/2009 to 12/31/2009...........  $ 5.98961    $ 7.28736        6,506
   01/01/2010 to 12/31/2010...........  $ 7.28736    $ 8.11059        3,203
   01/01/2011 to 12/31/2011...........  $ 8.11059    $ 7.84060        2,363
   01/01/2012 to 12/31/2012...........  $ 7.84060    $ 9.03488        5,203
   01/01/2013 to 12/31/2013...........  $ 9.03488    $11.51542        4,862
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.94009    $10.46223            0
   01/01/2007 to 12/31/2007...........  $10.46223    $11.12804          821
   01/01/2008 to 12/31/2008...........  $11.12804    $ 6.49978          821
   01/01/2009 to 12/31/2009...........  $ 6.49978    $ 9.79749        2,681
   01/01/2010 to 12/31/2010...........  $ 9.79749    $11.15143        2,027
   01/01/2011 to 12/31/2011...........  $11.15143    $10.77407        2,506
   01/01/2012 to 12/31/2012...........  $10.77407    $12.45032        2,870
   01/01/2013 to 12/31/2013...........  $12.45032    $17.62352        3,271
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14742    $ 9.82387            0
   01/01/2007 to 12/31/2007...........  $ 9.82387    $13.56505          892
   01/01/2008 to 12/31/2008...........  $13.56505    $ 6.66754        1,029
   01/01/2009 to 12/31/2009...........  $ 6.66754    $ 9.78660        6,126
   01/01/2010 to 12/31/2010...........  $ 9.78660    $11.58555        6,341
   01/01/2011 to 12/31/2011...........  $11.58555    $ 9.68778        5,820
   01/01/2012 to 12/31/2012...........  $ 9.68778    $ 9.86519        6,642
   01/01/2013 to 12/31/2013...........  $ 9.86519    $11.18669        4,507

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98957    $10.29346           40
   01/01/2007 to 12/31/2007...........  $10.29346    $11.09132          344
   01/01/2008 to 12/31/2008...........  $11.09132    $10.63511        1,001
   01/01/2009 to 12/31/2009...........  $10.63511    $11.71854          755
   01/01/2010 to 12/31/2010...........  $11.71854    $12.17856        1,010
   01/01/2011 to 12/31/2011...........  $12.17856    $12.46302        1,898
   01/01/2012 to 12/31/2012...........  $12.46302    $12.88847        1,850
   01/01/2013 to 12/31/2013...........  $12.88847    $12.19127           42
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97067    $10.64737          986
   01/01/2007 to 12/31/2007...........  $10.64737    $11.46345       13,784
   01/01/2008 to 12/31/2008...........  $11.46345    $ 6.49753       13,782
   01/01/2009 to 12/31/2009...........  $ 6.49753    $ 8.20138       22,545
   01/01/2010 to 12/31/2010...........  $ 8.20138    $ 9.24013       22,005
   01/01/2011 to 12/31/2011...........  $ 9.24013    $ 8.76758       31,225
   01/01/2012 to 12/31/2012...........  $ 8.76758    $ 9.56505       29,836
   01/01/2013 to 12/31/2013...........  $ 9.56505    $11.32796       28,116
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99857    $ 9.97857            0
   01/01/2008 to 12/31/2008...........  $ 9.97857    $ 9.29580        1,988
   01/01/2009 to 12/31/2009...........  $ 9.29580    $10.19841        6,374
   01/01/2010 to 12/31/2010...........  $10.19841    $10.80459        5,721
   01/01/2011 to 12/31/2011...........  $10.80459    $11.25875        4,444
   01/01/2012 to 12/31/2012...........  $11.25875    $11.93381        9,199
   01/01/2013 to 12/31/2013...........  $11.93381    $11.55346       13,466
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07809    $ 6.63967       50,618
   01/01/2009 to 12/31/2009...........  $ 6.63967    $ 8.48729      188,039
   01/01/2010 to 12/31/2010...........  $ 8.48729    $ 9.19556      216,286
   01/01/2011 to 12/31/2011...........  $ 9.19556    $ 8.88658      156,948
   01/01/2012 to 09/21/2012...........  $ 8.88658    $ 9.95078            0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08897    $ 7.66740            0
   01/01/2009 to 12/31/2009...........  $ 7.66740    $ 9.16075            0
   01/01/2010 to 12/31/2010...........  $ 9.16075    $10.56629            0
   01/01/2011 to 12/31/2011...........  $10.56629    $11.10620            0
   01/01/2012 to 12/31/2012...........  $11.10620    $12.10003            0
   01/01/2013 to 12/31/2013...........  $12.10003    $15.27540            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26798    $ 7.03865         0
   01/01/2009 to 12/31/2009...........  $ 7.03865    $ 9.04847         0
   01/01/2010 to 12/31/2010...........  $ 9.04847    $10.79503         0
   01/01/2011 to 12/31/2011...........  $10.79503    $11.19316         0
   01/01/2012 to 12/31/2012...........  $11.19316    $13.43131         0
   01/01/2013 to 12/31/2013...........  $13.43131    $18.46334         0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38568    $ 5.26922         0
   01/01/2009 to 12/31/2009...........  $ 5.26922    $ 5.95576         0
   01/01/2010 to 12/31/2010...........  $ 5.95576    $ 6.49311         0
   01/01/2011 to 12/31/2011...........  $ 6.49311    $ 5.49890         0
   01/01/2012 to 12/31/2012...........  $ 5.49890    $ 6.74064         0
   01/01/2013 to 12/31/2013...........  $ 6.74064    $ 8.74973         0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15190    $ 8.33164         0
   01/01/2009 to 12/31/2009...........  $ 8.33164    $ 9.78962         0
   01/01/2010 to 12/31/2010...........  $ 9.78962    $ 9.89495         0
   01/01/2011 to 12/31/2011...........  $ 9.89495    $10.70857         0
   01/01/2012 to 12/31/2012...........  $10.70857    $12.35577         0
   01/01/2013 to 12/31/2013...........  $12.35577    $16.97125         0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16541    $ 6.09361         0
   01/01/2009 to 12/31/2009...........  $ 6.09361    $ 7.43189         0
   01/01/2010 to 12/31/2010...........  $ 7.43189    $ 9.03877         0
   01/01/2011 to 12/31/2011...........  $ 9.03877    $ 8.72496         0
   01/01/2012 to 12/31/2012...........  $ 8.72496    $ 9.92947         0
   01/01/2013 to 12/31/2013...........  $ 9.92947    $13.48547         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11064    $ 6.71288         0
   01/01/2009 to 12/31/2009...........  $ 6.71288    $ 8.55914         0
   01/01/2010 to 12/31/2010...........  $ 8.55914    $ 9.52092         0
   01/01/2011 to 12/31/2011...........  $ 9.52092    $ 9.65031         0
   01/01/2012 to 12/31/2012...........  $ 9.65031    $10.69021         0
   01/01/2013 to 12/31/2013...........  $10.69021    $13.72827         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24142    $ 6.26824         0
   01/01/2009 to 12/31/2009...........  $ 6.26824    $ 7.35964         0
   01/01/2010 to 12/31/2010...........  $ 7.35964    $ 8.16578         0
   01/01/2011 to 12/31/2011...........  $ 8.16578    $ 7.92286         0
   01/01/2012 to 12/31/2012...........  $ 7.92286    $ 8.98707         0
   01/01/2013 to 12/31/2013...........  $ 8.98707    $11.47276         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07241    $ 6.19635         0
   01/01/2009 to 12/31/2009...........  $ 6.19635    $ 8.42323         0
   01/01/2010 to 12/31/2010...........  $ 8.42323    $10.63105         0
   01/01/2011 to 12/31/2011...........  $10.63105    $10.14625         0
   01/01/2012 to 12/31/2012...........  $10.14625    $11.50518         0
   01/01/2013 to 12/31/2013...........  $11.50518    $14.75887         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18839    $ 6.46059         0
   01/01/2009 to 12/31/2009...........  $ 6.46059    $ 8.30972         0
   01/01/2010 to 12/31/2010...........  $ 8.30972    $ 9.83711         0
   01/01/2011 to 12/31/2011...........  $ 9.83711    $ 9.28873         0
   01/01/2012 to 12/31/2012...........  $ 9.28873    $10.64081         0
   01/01/2013 to 12/31/2013...........  $10.64081    $13.82099         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25889    $ 5.51517         0
   01/01/2009 to 12/31/2009...........  $ 5.51517    $ 6.93246         0
   01/01/2010 to 12/31/2010...........  $ 6.93246    $ 8.49560         0
   01/01/2011 to 12/31/2011...........  $ 8.49560    $ 8.74636         0
   01/01/2012 to 12/31/2012...........  $ 8.74636    $10.07171         0
   01/01/2013 to 12/31/2013...........  $10.07171    $ 9.90758         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11354    $ 6.80592         0
   01/01/2009 to 12/31/2009...........  $ 6.80592    $ 8.43928         0
   01/01/2010 to 12/31/2010...........  $ 8.43928    $10.42789         0
   01/01/2011 to 12/31/2011...........  $10.42789    $10.38015         0
   01/01/2012 to 12/31/2012...........  $10.38015    $11.47463         0
   01/01/2013 to 12/31/2013...........  $11.47463    $15.83628         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22853    $ 7.17514         0
   01/01/2009 to 12/31/2009...........  $ 7.17514    $ 8.49036         0
   01/01/2010 to 12/31/2010...........  $ 8.49036    $10.18870         0
   01/01/2011 to 12/31/2011...........  $10.18870    $ 9.60286         0
   01/01/2012 to 12/31/2012...........  $ 9.60286    $10.96210         0
   01/01/2013 to 12/31/2013...........  $10.96210    $14.83256         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27811    $ 7.26466         0
   01/01/2009 to 12/31/2009...........  $ 7.26466    $ 7.66228         0
   01/01/2010 to 12/31/2010...........  $ 7.66228    $ 8.71192         0
   01/01/2011 to 12/31/2011...........  $ 8.71192    $ 8.72229         0
   01/01/2012 to 12/31/2012...........  $ 8.72229    $ 9.98789         0
   01/01/2013 to 12/31/2013...........  $ 9.98789    $11.00083         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09856    $ 7.21133         0
   01/01/2009 to 12/31/2009...........  $ 7.21133    $ 7.84816         0
   01/01/2010 to 12/31/2010...........  $ 7.84816    $ 8.17220         0
   01/01/2011 to 12/31/2011...........  $ 8.17220    $ 9.43829         0
   01/01/2012 to 12/31/2012...........  $ 9.43829    $ 9.28874         0
   01/01/2013 to 12/31/2013...........  $ 9.28874    $10.34438         0

*  Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

              ACCUMULATION UNIT VALUES: WITH ONLY HD GRO (1.85%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.10395    $ 7.16664         0
   01/01/2009 to 12/31/2009...........  $ 7.16664    $ 8.75036         0
   01/01/2010 to 12/31/2010...........  $ 8.75036    $ 9.61939         0
   01/01/2011 to 12/31/2011...........  $ 9.61939    $ 9.19378         0
   01/01/2012 to 12/31/2012...........  $ 9.19378    $10.16082         0
   01/01/2013 to 12/31/2013...........  $10.16082    $10.97131         0
AST ADVANCED STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.08802    $ 7.27132         0
   01/01/2009 to 12/31/2009...........  $ 7.27132    $ 9.00981         0
   01/01/2010 to 12/31/2010...........  $ 9.00981    $10.05863         0
   01/01/2011 to 12/31/2011...........  $10.05863    $ 9.88727         0
   01/01/2012 to 12/31/2012...........  $ 9.88727    $11.03232         0
   01/01/2013 to 12/31/2013...........  $11.03232    $12.62536         0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.14765    $ 7.01177         0
   01/01/2009 to 12/31/2009...........  $ 7.01177    $ 8.10814         0
   01/01/2010 to 12/31/2010...........  $ 8.10814    $ 9.06318         0
   01/01/2011 to 12/31/2011...........  $ 9.06318    $ 9.21655         0
   01/01/2012 to 05/04/2012...........  $ 9.21655    $10.00846         0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.08599    $ 7.38927         0
   01/01/2009 to 12/31/2009...........  $ 7.38927    $ 8.94528         0
   01/01/2010 to 12/31/2010...........  $ 8.94528    $ 9.86436         0
   01/01/2011 to 12/31/2011...........  $ 9.86436    $ 9.56771         0
   01/01/2012 to 12/31/2012...........  $ 9.56771    $10.56555         0
   01/01/2013 to 12/31/2013...........  $10.56555    $12.20435         0
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99849    $ 9.15655         0
   01/01/2012 to 12/31/2012...........  $ 9.15655    $10.05939         0
   01/01/2013 to 12/31/2013...........  $10.05939    $10.94863         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99849    $10.48806         0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99900    $ 9.37653         0
   01/01/2010 to 12/31/2010...........  $ 9.37653    $10.17996         0
   01/01/2011 to 12/31/2011...........  $10.17996    $10.95882         0
   01/01/2012 to 12/31/2012...........  $10.95882    $11.20758         0
   01/01/2013 to 12/31/2013...........  $11.20758    $10.92828         0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99850    $12.03290         0
   01/01/2009 to 12/31/2009...........  $12.03290    $11.09949         0
   01/01/2010 to 12/31/2010...........  $11.09949    $12.11684         0
   01/01/2011 to 12/31/2011...........  $12.11684    $13.51263         0
   01/01/2012 to 12/31/2012...........  $13.51263    $14.02521         0
   01/01/2013 to 12/31/2013...........  $14.02521    $13.33768         0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99850    $12.10174         0
   01/01/2009 to 12/31/2009...........  $12.10174    $10.96689         0
   01/01/2010 to 12/31/2010...........  $10.96689    $11.99103         0
   01/01/2011 to 12/31/2011...........  $11.99103    $13.65410         0
   01/01/2012 to 12/31/2012...........  $13.65410    $14.19109         0
   01/01/2013 to 12/31/2013...........  $14.19109    $13.26017         0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99900    $ 8.78733         0
   01/01/2010 to 12/31/2010...........  $ 8.78733    $ 9.64967         0
   01/01/2011 to 12/31/2011...........  $ 9.64967    $11.24415         0
   01/01/2012 to 12/31/2012...........  $11.24415    $11.73723         0
   01/01/2013 to 12/31/2013...........  $11.73723    $10.77318         0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99799    $11.00652         0
   01/01/2011 to 12/31/2011...........  $11.00652    $13.00070         0
   01/01/2012 to 12/31/2012...........  $13.00070    $13.63134         0
   01/01/2013 to 12/31/2013...........  $13.63134    $12.44678         0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99849    $12.01851         0
   01/01/2012 to 12/31/2012...........  $12.01851    $12.48985         0
   01/01/2013 to 12/31/2013...........  $12.48985    $11.06789         0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99800    $10.39724         0
   01/01/2013 to 12/31/2013...........  $10.39724    $ 9.16722         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99900    $ 8.74800         0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.12055    $ 6.93669         0
   01/01/2009 to 12/31/2009...........  $ 6.93669    $ 8.53583         0
   01/01/2010 to 12/31/2010...........  $ 8.53583    $ 9.50184         0
   01/01/2011 to 12/31/2011...........  $ 9.50184    $ 9.10312         0
   01/01/2012 to 12/31/2012...........  $ 9.10312    $10.16400         0
   01/01/2013 to 12/31/2013...........  $10.16400    $12.24281         0
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99849    $11.64623         0
AST COHEN & STEERS REALTY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.37360    $ 6.59689         0
   01/01/2009 to 12/31/2009...........  $ 6.59689    $ 8.54514         0
   01/01/2010 to 12/31/2010...........  $ 8.54514    $10.79717         0
   01/01/2011 to 12/31/2011...........  $10.79717    $11.29999         0
   01/01/2012 to 12/31/2012...........  $11.29999    $12.79714         0
   01/01/2013 to 12/31/2013...........  $12.79714    $12.95833         0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 07/18/2008...........  $10.26292    $10.02457         0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99849    $ 9.67816         0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.12595    $ 6.22880         0
   01/01/2009 to 12/31/2009...........  $ 6.22880    $ 8.11317         0
   01/01/2010 to 12/31/2010...........  $ 8.11317    $10.55827         0
   01/01/2011 to 12/31/2011...........  $10.55827    $ 9.00747         0
   01/01/2012 to 12/31/2012...........  $ 9.00747    $10.61886         0
   01/01/2013 to 12/31/2013...........  $10.61886    $14.68103         0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10356    $ 7.49830         0
   01/01/2009 to 12/31/2009...........  $ 7.49830    $ 8.92512         0
   01/01/2010 to 12/31/2010...........  $ 8.92512    $ 9.93066         0
   01/01/2011 to 12/31/2011...........  $ 9.93066    $ 9.50955         0
   01/01/2012 to 12/31/2012...........  $ 9.50955    $10.60963         0
   01/01/2013 to 12/31/2013...........  $10.60963    $12.41950         0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.11733    $ 6.82289         0
   01/01/2009 to 12/31/2009...........  $ 6.82289    $ 8.29675         0
   01/01/2010 to 12/31/2010...........  $ 8.29675    $ 9.31618         0
   01/01/2011 to 12/31/2011...........  $ 9.31618    $ 9.00962         0
   01/01/2012 to 12/31/2012...........  $ 9.00962    $ 9.78639         0
   01/01/2013 to 12/31/2013...........  $ 9.78639    $11.02685         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99850    $ 7.46733         0
   01/01/2009 to 11/13/2009...........  $ 7.46733    $ 8.33949         0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99850    $10.73589         0
   01/01/2013 to 12/31/2013...........  $10.73589    $13.12050         0
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99849    $10.80409         0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17518    $ 6.10873         0
   01/01/2009 to 12/31/2009...........  $ 6.10873    $ 8.10294         0
   01/01/2010 to 12/31/2010...........  $ 8.10294    $ 9.56280         0
   01/01/2011 to 12/31/2011...........  $ 9.56280    $ 8.91628         0
   01/01/2012 to 12/31/2012...........  $ 8.91628    $11.10055         0
   01/01/2013 to 12/31/2013...........  $11.10055    $11.37283         0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.08749    $ 6.61764         0
   01/01/2009 to 12/31/2009...........  $ 6.61764    $ 9.70713         0
   01/01/2010 to 12/31/2010...........  $ 9.70713    $10.51133         0
   01/01/2011 to 12/31/2011...........  $10.51133    $ 9.91228         0
   01/01/2012 to 12/31/2012...........  $ 9.91228    $11.65557         0
   01/01/2013 to 12/31/2013...........  $11.65557    $14.84719         0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.16540    $ 6.38454         0
   01/01/2009 to 12/31/2009...........  $ 6.38454    $ 7.47138         0
   01/01/2010 to 12/31/2010...........  $ 7.47138    $ 8.28096         0
   01/01/2011 to 12/31/2011...........  $ 8.28096    $ 7.68208         0
   01/01/2012 to 12/31/2012...........  $ 7.68208    $ 9.02579         0
   01/01/2013 to 12/31/2013...........  $ 9.02579    $11.83446         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.19081    $ 6.55906         0
   01/01/2009 to 12/31/2009...........  $ 6.55906    $10.11672         0
   01/01/2010 to 12/31/2010...........  $10.11672    $11.90223         0
   01/01/2011 to 12/31/2011...........  $11.90223    $11.33841         0
   01/01/2012 to 12/31/2012...........  $11.33841    $13.31569         0
   01/01/2013 to 12/31/2013...........  $13.31569    $17.28268         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08923    $ 7.60711         0
   01/01/2009 to 12/31/2009...........  $ 7.60711    $ 9.21533         0
   01/01/2010 to 12/31/2010...........  $ 9.21533    $10.09734         0
   01/01/2011 to 12/31/2011...........  $10.09734    $ 9.86393         0
   01/01/2012 to 12/31/2012...........  $ 9.86393    $10.66563         0
   01/01/2013 to 12/31/2013...........  $10.66563    $11.50030         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03338    $ 7.63362         0
   01/01/2009 to 12/31/2009...........  $ 7.63362    $ 9.50718         0
   01/01/2010 to 12/31/2010...........  $ 9.50718    $11.83301         0
   01/01/2011 to 12/31/2011...........  $11.83301    $11.76964         0
   01/01/2012 to 12/31/2012...........  $11.76964    $13.36861         0
   01/01/2013 to 12/31/2013...........  $13.36861    $18.22040         0
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.20683    $ 6.72004         0
   01/01/2009 to 12/31/2009...........  $ 6.72004    $ 7.80265         0
   01/01/2010 to 12/31/2010...........  $ 7.80265    $ 8.61419         0
   01/01/2011 to 12/31/2011...........  $ 8.61419    $ 8.41633         0
   01/01/2012 to 12/31/2012...........  $ 8.41633    $ 9.37066         0
   01/01/2013 to 12/31/2013...........  $ 9.37066    $12.38654         0
AST HIGH YIELD PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.99850    $ 7.38620         0
   01/01/2009 to 12/31/2009...........  $ 7.38620    $ 9.83037         0
   01/01/2010 to 12/31/2010...........  $ 9.83037    $10.95488         0
   01/01/2011 to 12/31/2011...........  $10.95488    $11.09746         0
   01/01/2012 to 12/31/2012...........  $11.09746    $12.40731         0
   01/01/2013 to 12/31/2013...........  $12.40731    $13.05662         0
AST INTERNATIONAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.09763    $ 5.53501         0
   01/01/2009 to 12/31/2009...........  $ 5.53501    $ 7.35213         0
   01/01/2010 to 12/31/2010...........  $ 7.35213    $ 8.26511         0
   01/01/2011 to 12/31/2011...........  $ 8.26511    $ 7.06636         0
   01/01/2012 to 12/31/2012...........  $ 7.06636    $ 8.35084         0
   01/01/2013 to 12/31/2013...........  $ 8.35084    $ 9.76163         0
AST INTERNATIONAL VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.06506    $ 6.19823         0
   01/01/2009 to 12/31/2009...........  $ 6.19823    $ 7.94167         0
   01/01/2010 to 12/31/2010...........  $ 7.94167    $ 8.66176         0
   01/01/2011 to 12/31/2011...........  $ 8.66176    $ 7.43734         0
   01/01/2012 to 12/31/2012...........  $ 7.43734    $ 8.51983         0
   01/01/2013 to 12/31/2013...........  $ 8.51983    $ 9.99348         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11174    $ 7.13162         0
   01/01/2009 to 12/31/2009...........  $ 7.13162    $ 8.86931         0
   01/01/2010 to 12/31/2010...........  $ 8.86931    $ 9.91149         0
   01/01/2011 to 12/31/2011...........  $ 9.91149    $ 9.67629         0
   01/01/2012 to 12/31/2012...........  $ 9.67629    $10.79078         0
   01/01/2013 to 12/31/2013...........  $10.79078    $12.31982         0
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.08289    $ 6.38994         0
   01/01/2009 to 12/31/2009...........  $ 6.38994    $ 8.52506         0
   01/01/2010 to 12/31/2010...........  $ 8.52506    $ 8.97041         0
   01/01/2011 to 12/31/2011...........  $ 8.97041    $ 8.00175         0
   01/01/2012 to 12/31/2012...........  $ 8.00175    $ 9.57746         0
   01/01/2013 to 12/31/2013...........  $ 9.57746    $10.84802         0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.12771    $ 7.99996         0
   01/01/2009 to 12/31/2009...........  $ 7.99996    $ 9.58414         0
   01/01/2010 to 12/31/2010...........  $ 9.58414    $10.09878         0
   01/01/2011 to 12/31/2011...........  $10.09878    $ 9.93872         0
   01/01/2012 to 12/31/2012...........  $ 9.93872    $10.80394         0
   01/01/2013 to 12/31/2013...........  $10.80394    $11.77797         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08388    $10.28832         0
   01/01/2010 to 12/31/2010...........  $10.28832    $11.24469         0
   01/01/2011 to 12/31/2011...........  $11.24469    $11.11385         0
   01/01/2012 to 12/31/2012...........  $11.11385    $12.56890         0
   01/01/2013 to 12/31/2013...........  $12.56890    $16.84433         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14526    $10.29808         0
   01/01/2010 to 12/31/2010...........  $10.29808    $11.49876         0
   01/01/2011 to 12/31/2011...........  $11.49876    $10.62722         0
   01/01/2012 to 12/31/2012...........  $10.62722    $11.81471         0
   01/01/2013 to 12/31/2013...........  $11.81471    $15.24606         0
AST LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.24634    $ 6.22258         0
   01/01/2009 to 12/31/2009...........  $ 6.22258    $ 7.29691         0
   01/01/2010 to 12/31/2010...........  $ 7.29691    $ 8.10718         0
   01/01/2011 to 12/31/2011...........  $ 8.10718    $ 7.62714         0
   01/01/2012 to 12/31/2012...........  $ 7.62714    $ 8.75296         0
   01/01/2013 to 12/31/2013...........  $ 8.75296    $12.01971         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.13273    $ 6.23147         0
   01/01/2009 to 12/31/2009...........  $ 6.23147    $ 7.93905         0
   01/01/2010 to 12/31/2010...........  $ 7.93905    $ 9.33451         0
   01/01/2011 to 12/31/2011...........  $ 9.33451    $ 9.08145         0
   01/01/2012 to 12/31/2012...........  $ 9.08145    $10.00992         0
   01/01/2013 to 12/31/2013...........  $10.00992    $13.42638         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.01615    $ 7.71780         0
   01/01/2009 to 12/31/2009...........  $ 7.71780    $10.19986         0
   01/01/2010 to 12/31/2010...........  $10.19986    $11.35808         0
   01/01/2011 to 12/31/2011...........  $11.35808    $12.28631         0
   01/01/2012 to 12/31/2012...........  $12.28631    $12.77812         0
   01/01/2013 to 12/31/2013...........  $12.77812    $12.29501         0
AST MFS GLOBAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.11068    $ 7.18067         0
   01/01/2009 to 12/31/2009...........  $ 7.18067    $ 9.27153         0
   01/01/2010 to 12/31/2010...........  $ 9.27153    $10.19976         0
   01/01/2011 to 12/31/2011...........  $10.19976    $ 9.70101         0
   01/01/2012 to 12/31/2012...........  $ 9.70101    $11.72263         0
   01/01/2013 to 12/31/2013...........  $11.72263    $14.69034         0
AST MFS GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.13129    $ 6.93335         0
   01/01/2009 to 12/31/2009...........  $ 6.93335    $ 8.46192         0
   01/01/2010 to 12/31/2010...........  $ 8.46192    $ 9.37047         0
   01/01/2011 to 12/31/2011...........  $ 9.37047    $ 9.14583         0
   01/01/2012 to 12/31/2012...........  $ 9.14583    $10.51361         0
   01/01/2013 to 12/31/2013...........  $10.51361    $14.11178         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99850    $10.19036         0
   01/01/2013 to 12/31/2013...........  $10.19036    $13.45754         0
AST MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.23659    $ 6.71760         0
   01/01/2009 to 12/31/2009...........  $ 6.71760    $ 9.16033         0
   01/01/2010 to 12/31/2010...........  $ 9.16033    $11.11736         0
   01/01/2011 to 12/31/2011...........  $11.11736    $10.53894         0
   01/01/2012 to 12/31/2012...........  $10.53894    $12.25230         0
   01/01/2013 to 12/31/2013...........  $12.25230    $15.92928         0
AST MONEY MARKET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.99955    $10.04509         0
   01/01/2009 to 12/31/2009...........  $10.04509    $ 9.88700         0
   01/01/2010 to 12/31/2010...........  $ 9.88700    $ 9.70981         0
   01/01/2011 to 12/31/2011...........  $ 9.70981    $ 9.53571         0
   01/01/2012 to 12/31/2012...........  $ 9.53571    $ 9.36303         0
   01/01/2013 to 12/31/2013...........  $ 9.36303    $ 9.19288         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.18454    $ 6.36646         0
   01/01/2009 to 12/31/2009...........  $ 6.36646    $ 8.79151         0
   01/01/2010 to 12/31/2010...........  $ 8.79151    $10.65479         0
   01/01/2011 to 12/31/2011...........  $10.65479    $10.20166         0
   01/01/2012 to 12/31/2012...........  $10.20166    $11.73173         0
   01/01/2013 to 12/31/2013...........  $11.73173    $16.35740         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02840    $10.06785         0
   01/01/2012 to 12/31/2012...........  $10.06785    $10.36637         0
   01/01/2013 to 12/31/2013...........  $10.36637    $ 9.88972         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.12579    $ 6.40164         0
   01/01/2009 to 12/31/2009...........  $ 6.40164    $ 8.15779         0
   01/01/2010 to 12/31/2010...........  $ 8.15779    $10.30649         0
   01/01/2011 to 12/31/2011...........  $10.30649    $10.29024         0
   01/01/2012 to 12/31/2012...........  $10.29024    $11.35405         0
   01/01/2013 to 12/31/2013...........  $11.35405    $14.78329         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.06329    $ 6.53930         0
   01/01/2009 to 12/31/2009...........  $ 6.53930    $ 7.86926         0
   01/01/2010 to 12/31/2010...........  $ 7.86926    $ 9.29221         0
   01/01/2011 to 04/29/2011...........  $ 9.29221    $10.41690         0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99850    $10.31183         0
   01/01/2013 to 12/31/2013...........  $10.31183    $12.03955         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10124    $ 5.56961         0
   01/01/2009 to 12/31/2009...........  $ 5.56961    $ 9.10580         0
   01/01/2010 to 12/31/2010...........  $ 9.10580    $10.93147         0
   01/01/2011 to 12/31/2011...........  $10.93147    $ 8.55733         0
   01/01/2012 to 12/31/2012...........  $ 8.55733    $ 9.90799         0
   01/01/2013 to 12/31/2013...........  $ 9.90799    $ 9.74958         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.00706    $ 9.66787         0
   01/01/2009 to 12/31/2009...........  $ 9.66787    $10.46317         0
   01/01/2010 to 12/31/2010...........  $10.46317    $10.67366         0
   01/01/2011 to 12/31/2011...........  $10.67366    $10.71554         0
   01/01/2012 to 12/31/2012...........  $10.71554    $11.01459         0
   01/01/2013 to 12/31/2013...........  $11.01459    $10.57949         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.01461    $ 9.36846         0
   01/01/2009 to 12/31/2009...........  $ 9.36846    $10.71847         0
   01/01/2010 to 12/31/2010...........  $10.71847    $11.33604         0
   01/01/2011 to 12/31/2011...........  $11.33604    $11.48422         0
   01/01/2012 to 12/31/2012...........  $11.48422    $12.32649         0
   01/01/2013 to 12/31/2013...........  $12.32649    $11.88023         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.05958    $ 8.12914         0
   01/01/2009 to 12/31/2009...........  $ 8.12914    $ 9.58079         0
   01/01/2010 to 12/31/2010...........  $ 9.58079    $10.40137         0
   01/01/2011 to 12/31/2011...........  $10.40137    $10.31451         0
   01/01/2012 to 12/31/2012...........  $10.31451    $11.17743         0
   01/01/2013 to 12/31/2013...........  $11.17743    $11.98537         0
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01841    $10.06769         0
   01/01/2012 to 12/31/2012...........  $10.06769    $10.58738         0
   01/01/2013 to 12/31/2013...........  $10.58738    $10.15469         0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.15532    $ 6.34463         0
   01/01/2009 to 12/31/2009...........  $ 6.34463    $ 7.84746         0
   01/01/2010 to 12/31/2010...........  $ 7.84746    $ 9.17030         0
   01/01/2011 to 12/31/2011...........  $ 9.17030    $ 8.44447         0
   01/01/2012 to 12/31/2012...........  $ 8.44447    $ 9.36218         0
   01/01/2013 to 12/31/2013...........  $ 9.36218    $10.75724         0
AST QMA US EQUITY ALPHA PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.17592    $ 6.65612         0
   01/01/2009 to 12/31/2009...........  $ 6.65612    $ 7.96135         0
   01/01/2010 to 12/31/2010...........  $ 7.96135    $ 8.99312         0
   01/01/2011 to 12/31/2011...........  $ 8.99312    $ 9.13532         0
   01/01/2012 to 12/31/2012...........  $ 9.13532    $10.65579         0
   01/01/2013 to 12/31/2013...........  $10.65579    $13.85493         0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99849    $ 8.88986         0
   01/01/2012 to 12/31/2012...........  $ 8.88986    $ 9.87653         0
   01/01/2013 to 12/31/2013...........  $ 9.87653    $11.86912         0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08105    $ 7.33826         0
   01/01/2009 to 12/31/2009...........  $ 7.33826    $ 8.89004         0
   01/01/2010 to 12/31/2010...........  $ 8.89004    $ 9.76900         0
   01/01/2011 to 12/31/2011...........  $ 9.76900    $ 9.41752         0
   01/01/2012 to 12/31/2012...........  $ 9.41752    $10.19690         0
   01/01/2013 to 12/31/2013...........  $10.19690    $11.25710         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09923    $ 6.69002         0
   01/01/2009 to 12/31/2009...........  $ 6.69002    $ 8.33217         0
   01/01/2010 to 12/31/2010...........  $ 8.33217    $ 9.35429         0
   01/01/2011 to 12/31/2011...........  $ 9.35429    $ 8.96522         0
   01/01/2012 to 12/31/2012...........  $ 8.96522    $10.20193         0
   01/01/2013 to 12/31/2013...........  $10.20193    $11.82550         0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.08200    $ 7.31629         0
   01/01/2009 to 12/31/2009...........  $ 7.31629    $ 9.15270         0
   01/01/2010 to 12/31/2010...........  $ 9.15270    $10.04800         0
   01/01/2011 to 12/31/2011...........  $10.04800    $ 9.53223         0
   01/01/2012 to 12/31/2012...........  $ 9.53223    $10.40121         0
   01/01/2013 to 12/31/2013...........  $10.40121    $11.68291         0
AST SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.18954    $ 7.25288         0
   01/01/2009 to 12/31/2009...........  $ 7.25288    $ 9.53575         0
   01/01/2010 to 12/31/2010...........  $ 9.53575    $12.77229         0
   01/01/2011 to 12/31/2011...........  $12.77229    $12.41776         0
   01/01/2012 to 12/31/2012...........  $12.41776    $13.67631         0
   01/01/2013 to 12/31/2013...........  $13.67631    $18.15120         0
AST SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.23196    $ 7.58670         0
   01/01/2009 to 12/31/2009...........  $ 7.58670    $ 9.46019         0
   01/01/2010 to 12/31/2010...........  $ 9.46019    $11.70297         0
   01/01/2011 to 12/31/2011...........  $11.70297    $10.80386         0
   01/01/2012 to 12/31/2012...........  $10.80386    $12.53362         0
   01/01/2013 to 12/31/2013...........  $12.53362    $16.90871         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.09815    $ 7.70256         0
   01/01/2009 to 12/31/2009...........  $ 7.70256    $ 9.38822         0
   01/01/2010 to 12/31/2010...........  $ 9.38822    $10.28094         0
   01/01/2011 to 12/31/2011...........  $10.28094    $10.29471         0
   01/01/2012 to 12/31/2012...........  $10.29471    $11.47165         0
   01/01/2013 to 12/31/2013...........  $11.47165    $13.15941         0
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.24283    $ 6.26636         0
   01/01/2009 to 12/31/2009...........  $ 6.26636    $ 7.61660         0
   01/01/2010 to 12/31/2010...........  $ 7.61660    $ 8.46878         0
   01/01/2011 to 12/31/2011...........  $ 8.46878    $ 8.17880         0
   01/01/2012 to 12/31/2012...........  $ 8.17880    $ 9.41527         0
   01/01/2013 to 12/31/2013...........  $ 9.41527    $11.98853         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.10447    $ 6.60803         0
   01/01/2009 to 12/31/2009...........  $ 6.60803    $ 9.95094         0
   01/01/2010 to 12/31/2010...........  $ 9.95094    $11.31499         0
   01/01/2011 to 12/31/2011...........  $11.31499    $10.92140         0
   01/01/2012 to 12/31/2012...........  $10.92140    $12.60811         0
   01/01/2013 to 12/31/2013...........  $12.60811    $17.82920         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.18465    $ 5.55442         0
   01/01/2009 to 12/31/2009...........  $ 5.55442    $ 8.14473         0
   01/01/2010 to 12/31/2010...........  $ 8.14473    $ 9.63249         0
   01/01/2011 to 12/31/2011...........  $ 9.63249    $ 8.04678         0
   01/01/2012 to 12/31/2012...........  $ 8.04678    $ 8.18609         0
   01/01/2013 to 12/31/2013...........  $ 8.18609    $ 9.27366         0
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.03812    $ 9.39367         0
   01/01/2009 to 12/31/2009...........  $ 9.39367    $10.34037         0
   01/01/2010 to 12/31/2010...........  $10.34037    $10.73569         0
   01/01/2011 to 12/31/2011...........  $10.73569    $10.97564         0
   01/01/2012 to 12/31/2012...........  $10.97564    $11.33906         0
   01/01/2013 to 12/31/2013...........  $11.33906    $10.71515         0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.14022    $ 6.32737         0
   01/01/2009 to 12/31/2009...........  $ 6.32737    $ 7.97872         0
   01/01/2010 to 12/31/2010...........  $ 7.97872    $ 8.98034         0
   01/01/2011 to 12/31/2011...........  $ 8.98034    $ 8.51275         0
   01/01/2012 to 12/31/2012...........  $ 8.51275    $ 9.27789         0
   01/01/2013 to 12/31/2013...........  $ 9.27789    $10.97712         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.00824    $ 9.08213         0
   01/01/2009 to 12/31/2009...........  $ 9.08213    $ 9.95415         0
   01/01/2010 to 12/31/2010...........  $ 9.95415    $10.53555         0
   01/01/2011 to 12/31/2011...........  $10.53555    $10.96767         0
   01/01/2012 to 12/31/2012...........  $10.96767    $11.61375         0
   01/01/2013 to 12/31/2013...........  $11.61375    $11.23256         0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07806    $ 6.63531         0
   01/01/2009 to 12/31/2009...........  $ 6.63531    $ 8.47351         0
   01/01/2010 to 12/31/2010...........  $ 8.47351    $ 9.17161         0
   01/01/2011 to 12/31/2011...........  $ 9.17161    $ 8.85484         0
   01/01/2012 to 09/21/2012...........  $ 8.85484    $ 9.90806         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08894    $ 7.66234         0
   01/01/2009 to 12/31/2009...........  $ 7.66234    $ 9.14566         0
   01/01/2010 to 12/31/2010...........  $ 9.14566    $10.53862         0
   01/01/2011 to 12/31/2011...........  $10.53862    $11.06627         0
   01/01/2012 to 12/31/2012...........  $11.06627    $12.04467         0
   01/01/2013 to 12/31/2013...........  $12.04467    $15.19064         0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26796    $ 7.03399         0
   01/01/2009 to 12/31/2009...........  $ 7.03399    $ 9.03365         0
   01/01/2010 to 12/31/2010...........  $ 9.03365    $10.76678         0
   01/01/2011 to 12/31/2011...........  $10.76678    $11.15292         0
   01/01/2012 to 12/31/2012...........  $11.15292    $13.36984         0
   01/01/2013 to 12/31/2013...........  $13.36984    $18.36073         0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38565    $ 5.26569         0
   01/01/2009 to 12/31/2009...........  $ 5.26569    $ 5.94603         0
   01/01/2010 to 12/31/2010...........  $ 5.94603    $ 6.47619         0
   01/01/2011 to 12/31/2011...........  $ 6.47619    $ 5.47919         0
   01/01/2012 to 12/31/2012...........  $ 5.47919    $ 6.71000         0
   01/01/2013 to 12/31/2013...........  $ 6.71000    $ 8.70148         0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15187    $ 8.32620         0
   01/01/2009 to 12/31/2009...........  $ 8.32620    $ 9.77371         0
   01/01/2010 to 12/31/2010...........  $ 9.77371    $ 9.86916         0
   01/01/2011 to 12/31/2011...........  $ 9.86916    $10.67018         0
   01/01/2012 to 12/31/2012...........  $10.67018    $12.29923         0
   01/01/2013 to 12/31/2013...........  $12.29923    $16.87715         0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16538    $ 6.08955         0
   01/01/2009 to 12/31/2009...........  $ 6.08955    $ 7.41970         0
   01/01/2010 to 12/31/2010...........  $ 7.41970    $ 9.01509         0
   01/01/2011 to 12/31/2011...........  $ 9.01509    $ 8.69362         0
   01/01/2012 to 12/31/2012...........  $ 8.69362    $ 9.88393         0
   01/01/2013 to 12/31/2013...........  $ 9.88393    $13.41052         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11061    $ 6.70842         0
   01/01/2009 to 12/31/2009...........  $ 6.70842    $ 8.54497         0
   01/01/2010 to 12/31/2010...........  $ 8.54497    $ 9.49588         0
   01/01/2011 to 12/31/2011...........  $ 9.49588    $ 9.61554         0
   01/01/2012 to 12/31/2012...........  $ 9.61554    $10.64117         0
   01/01/2013 to 12/31/2013...........  $10.64117    $13.65174         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24139    $ 6.26415         0
   01/01/2009 to 12/31/2009...........  $ 6.26415    $ 7.34766         0
   01/01/2010 to 12/31/2010...........  $ 7.34766    $ 8.14450         0
   01/01/2011 to 12/31/2011...........  $ 8.14450    $ 7.89453         0
   01/01/2012 to 12/31/2012...........  $ 7.89453    $ 8.94609         0
   01/01/2013 to 12/31/2013...........  $ 8.94609    $11.40930         0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07239    $ 6.19227         0
   01/01/2009 to 12/31/2009...........  $ 6.19227    $ 8.40939         0
   01/01/2010 to 12/31/2010...........  $ 8.40939    $10.60304         0
   01/01/2011 to 12/31/2011...........  $10.60304    $10.10944         0
   01/01/2012 to 12/31/2012...........  $10.10944    $11.45211         0
   01/01/2013 to 12/31/2013...........  $11.45211    $14.67640         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18836    $ 6.45633         0
   01/01/2009 to 12/31/2009...........  $ 6.45633    $ 8.29598         0
   01/01/2010 to 12/31/2010...........  $ 8.29598    $ 9.81122         0
   01/01/2011 to 12/31/2011...........  $ 9.81122    $ 9.25529         0
   01/01/2012 to 12/31/2012...........  $ 9.25529    $10.59209         0
   01/01/2013 to 12/31/2013...........  $10.59209    $13.74419         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25887    $ 5.51149         0
   01/01/2009 to 12/31/2009...........  $ 5.51149    $ 6.92096         0
   01/01/2010 to 12/31/2010...........  $ 6.92096    $ 8.47318         0
   01/01/2011 to 12/31/2011...........  $ 8.47318    $ 8.71466         0
   01/01/2012 to 12/31/2012...........  $ 8.71466    $10.02532         0
   01/01/2013 to 12/31/2013...........  $10.02532    $ 9.85224         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11351    $ 6.80149         0
   01/01/2009 to 12/31/2009...........  $ 6.80149    $ 8.42557         0
   01/01/2010 to 12/31/2010...........  $ 8.42557    $10.40079         0
   01/01/2011 to 12/31/2011...........  $10.40079    $10.34305         0
   01/01/2012 to 12/31/2012...........  $10.34305    $11.42228         0
   01/01/2013 to 12/31/2013...........  $11.42228    $15.74849         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22851    $ 7.17038         0
   01/01/2009 to 12/31/2009...........  $ 7.17038    $ 8.47653         0
   01/01/2010 to 12/31/2010...........  $ 8.47653    $10.16214         0
   01/01/2011 to 12/31/2011...........  $10.16214    $ 9.56846         0
   01/01/2012 to 12/31/2012...........  $ 9.56846    $10.91226         0
   01/01/2013 to 12/31/2013...........  $10.91226    $14.75072         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27808    $ 7.25991         0
   01/01/2009 to 12/31/2009...........  $ 7.25991    $ 7.64985         0
   01/01/2010 to 12/31/2010...........  $ 7.64985    $ 8.68915         0
   01/01/2011 to 12/31/2011...........  $ 8.68915    $ 8.69092         0
   01/01/2012 to 12/31/2012...........  $ 8.69092    $ 9.94218         0
   01/01/2013 to 12/31/2013...........  $ 9.94218    $10.93970         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09854    $ 7.20656         0
   01/01/2009 to 12/31/2009...........  $ 7.20656    $ 7.83528         0
   01/01/2010 to 12/31/2010...........  $ 7.83528    $ 8.15080         0
   01/01/2011 to 12/31/2011...........  $ 8.15080    $ 9.40429         0
   01/01/2012 to 12/31/2012...........  $ 9.40429    $ 9.24602         0
   01/01/2013 to 12/31/2013...........  $ 9.24602    $10.28659         0

*  Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

               ACCUMULATION UNIT VALUES: WITH HAV 40 BPS (1.90%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.87595    $ 9.61124      459,255
   01/01/2010 to 12/31/2010...........  $ 9.61124    $10.56057      547,140
   01/01/2011 to 12/31/2011...........  $10.56057    $10.08836      450,724
   01/01/2012 to 12/31/2012...........  $10.08836    $11.14410      513,039
   01/01/2013 to 12/31/2013...........  $11.14410    $12.02719      499,169
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.87679    $ 9.75519      131,788
   01/01/2010 to 12/31/2010...........  $ 9.75519    $10.88553      135,608
   01/01/2011 to 12/31/2011...........  $10.88553    $10.69481      114,020
   01/01/2012 to 12/31/2012...........  $10.69481    $11.92762      134,628
   01/01/2013 to 12/31/2013...........  $11.92762    $13.64323      127,009
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.92829    $ 8.58067       27,509
   01/01/2010 to 12/31/2010...........  $ 8.58067    $ 9.58667       30,823
   01/01/2011 to 12/31/2011...........  $ 9.58667    $ 9.74413       29,907
   01/01/2012 to 05/04/2012...........  $ 9.74413    $10.57964            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.19381    $ 9.85682      514,826
   01/01/2010 to 12/31/2010...........  $ 9.85682    $10.86424      623,828
   01/01/2011 to 12/31/2011...........  $10.86424    $10.53238      513,328
   01/01/2012 to 12/31/2012...........  $10.53238    $11.62514      568,077
   01/01/2013 to 12/31/2013...........  $11.62514    $13.42168      444,967
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99793    $ 9.15301            0
   01/01/2012 to 12/31/2012...........  $ 9.15301    $10.05053            0
   01/01/2013 to 12/31/2013...........  $10.05053    $10.93367            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99845    $10.48449            0
AST BOND PORTFOLIO 2016
   05/01/2009 to 12/31/2009...........  $ 9.67946    $ 9.37189            0
   01/01/2010 to 12/31/2010...........  $ 9.37189    $10.16992            0
   01/01/2011 to 12/31/2011...........  $10.16992    $10.94263            0
   01/01/2012 to 12/31/2012...........  $10.94263    $11.18539            0
   01/01/2013 to 12/31/2013...........  $11.18539    $10.90130            0
AST BOND PORTFOLIO 2018
   05/01/2009 to 12/31/2009...........  $11.35693    $11.08899       13,607
   01/01/2010 to 12/31/2010...........  $11.08899    $12.09943            0
   01/01/2011 to 12/31/2011...........  $12.09943    $13.48663            0
   01/01/2012 to 12/31/2012...........  $13.48663    $13.99125            0
   01/01/2013 to 12/31/2013...........  $13.99125    $13.29882            0
AST BOND PORTFOLIO 2019
   05/01/2009 to 12/31/2009...........  $11.31795    $10.95660        9,277
   01/01/2010 to 12/31/2010...........  $10.95660    $11.97397        2,796
   01/01/2011 to 12/31/2011...........  $11.97397    $13.62798            0
   01/01/2012 to 12/31/2012...........  $13.62798    $14.15708            0
   01/01/2013 to 12/31/2013...........  $14.15708    $13.22184            0
AST BOND PORTFOLIO 2020
   05/01/2009 to 12/31/2009...........  $ 9.37136    $ 8.78306            0
   01/01/2010 to 12/31/2010...........  $ 8.78306    $ 9.64023      124,160
   01/01/2011 to 12/31/2011...........  $ 9.64023    $11.22759       31,645
   01/01/2012 to 12/31/2012...........  $11.22759    $11.71417            0
   01/01/2013 to 12/31/2013...........  $11.71417    $10.74672            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99794    $11.00110      119,889
   01/01/2011 to 12/31/2011...........  $11.00110    $12.98795       42,207
   01/01/2012 to 12/31/2012...........  $12.98795    $13.61130       17,563
   01/01/2013 to 12/31/2013...........  $13.61130    $12.42241            0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99845    $12.01256      129,732
   01/01/2012 to 12/31/2012...........  $12.01256    $12.47759       78,339
   01/01/2013 to 12/31/2013...........  $12.47759    $11.05160            0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99794    $10.39215      121,338
   01/01/2013 to 12/31/2013...........  $10.39215    $ 9.15827      164,475
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99897    $ 8.74369      275,406

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.68587    $ 9.43787      756,117
   01/01/2010 to 12/31/2010...........  $ 9.43787    $10.50081      841,809
   01/01/2011 to 12/31/2011...........  $10.50081    $10.05525      664,857
   01/01/2012 to 12/31/2012...........  $10.05525    $11.22171      738,280
   01/01/2013 to 12/31/2013...........  $11.22171    $13.51022      741,731
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99845    $11.64134       43,384
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.90350    $10.43374          769
   01/01/2010 to 12/31/2010...........  $10.43374    $13.17714        4,215
   01/01/2011 to 12/31/2011...........  $13.17714    $13.78398        2,362
   01/01/2012 to 12/31/2012...........  $13.78398    $15.60270        2,957
   01/01/2013 to 12/31/2013...........  $15.60270    $15.79154        4,165
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99845    $ 9.67493            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.25161    $ 9.44657          419
   01/01/2010 to 12/31/2010...........  $ 9.44657    $12.28759          552
   01/01/2011 to 12/31/2011...........  $12.28759    $10.47763       13,228
   01/01/2012 to 12/31/2012...........  $10.47763    $12.34599       13,532
   01/01/2013 to 12/31/2013...........  $12.34599    $17.06049       13,524
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.45921    $ 8.91773       32,521
   01/01/2010 to 12/31/2010...........  $ 8.91773    $ 9.91745       34,121
   01/01/2011 to 12/31/2011...........  $ 9.91745    $ 9.49220       29,657
   01/01/2012 to 12/31/2012...........  $ 9.49220    $10.58502       35,765
   01/01/2013 to 12/31/2013...........  $10.58502    $12.38466       33,996
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.14912    $ 8.79176       59,158
   01/01/2010 to 12/31/2010...........  $ 8.79176    $ 9.86717      122,916
   01/01/2011 to 12/31/2011...........  $ 9.86717    $ 9.53771      106,370
   01/01/2012 to 12/31/2012...........  $ 9.53771    $10.35497      132,161
   01/01/2013 to 12/31/2013...........  $10.35497    $11.66190      128,615
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99846    $10.73228      287,894
   01/01/2013 to 12/31/2013...........  $10.73228    $13.10969      282,081

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99845    $10.80048       39,092
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.72102    $ 8.09735        5,233
   01/01/2010 to 12/31/2010...........  $ 8.09735    $ 9.55158        6,010
   01/01/2011 to 12/31/2011...........  $ 9.55158    $ 8.90131        4,981
   01/01/2012 to 12/31/2012...........  $ 8.90131    $11.07650        5,740
   01/01/2013 to 12/31/2013...........  $11.07650    $11.34251        6,964
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.70655    $11.14229       16,802
   01/01/2010 to 12/31/2010...........  $11.14229    $12.05954       19,798
   01/01/2011 to 12/31/2011...........  $12.05954    $11.36664       14,398
   01/01/2012 to 12/31/2012...........  $11.36664    $13.35906       16,997
   01/01/2013 to 12/31/2013...........  $13.35906    $17.00888       17,944
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.86039    $ 8.28115       15,497
   01/01/2010 to 12/31/2010...........  $ 8.28115    $ 9.17397       14,804
   01/01/2011 to 12/31/2011...........  $ 9.17397    $ 8.50626       12,131
   01/01/2012 to 12/31/2012...........  $ 8.50626    $ 9.98923        5,308
   01/01/2013 to 12/31/2013...........  $ 9.98923    $13.09110        5,072
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.60556    $11.55150       21,686
   01/01/2010 to 12/31/2010...........  $11.55150    $13.58365       27,187
   01/01/2011 to 12/31/2011...........  $13.58365    $12.93390       14,769
   01/01/2012 to 12/31/2012...........  $12.93390    $15.18202       17,529
   01/01/2013 to 12/31/2013...........  $15.18202    $19.69518       20,385
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.77262    $ 9.20795      169,953
   01/01/2010 to 12/31/2010...........  $ 9.20795    $10.08437      246,741
   01/01/2011 to 12/31/2011...........  $10.08437    $ 9.84640      224,887
   01/01/2012 to 12/31/2012...........  $ 9.84640    $10.64133      245,096
   01/01/2013 to 12/31/2013...........  $10.64133    $11.46849      225,315
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.40079    $ 9.50032       20,133
   01/01/2010 to 12/31/2010...........  $ 9.50032    $11.81873       26,327
   01/01/2011 to 12/31/2011...........  $11.81873    $11.74963       16,354
   01/01/2012 to 12/31/2012...........  $11.74963    $13.33932       19,728
   01/01/2013 to 12/31/2013...........  $13.33932    $18.17136       20,367
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.15979    $ 9.05722        4,729
   01/01/2010 to 12/31/2010...........  $ 9.05722    $ 9.99424       10,725
   01/01/2011 to 12/31/2011...........  $ 9.99424    $ 9.75979        6,851
   01/01/2012 to 12/31/2012...........  $ 9.75979    $10.86104        8,155
   01/01/2013 to 12/31/2013...........  $10.86104    $14.34953        7,628

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.32397    $10.41539        8,617
   01/01/2010 to 12/31/2010...........  $10.41539    $11.60106        8,821
   01/01/2011 to 12/31/2011...........  $11.60106    $11.74628        7,557
   01/01/2012 to 12/31/2012...........  $11.74628    $13.12633        6,923
   01/01/2013 to 12/31/2013...........  $13.12633    $13.80651        6,643
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.12316    $ 8.02258       11,074
   01/01/2010 to 12/31/2010...........  $ 8.02258    $ 9.01442       17,704
   01/01/2011 to 12/31/2011...........  $ 9.01442    $ 7.70310       13,585
   01/01/2012 to 12/31/2012...........  $ 7.70310    $ 9.09880       14,349
   01/01/2013 to 12/31/2013...........  $ 9.09880    $10.63067       15,992
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.80863    $ 8.82960        8,210
   01/01/2010 to 12/31/2010...........  $ 8.82960    $ 9.62539       14,616
   01/01/2011 to 12/31/2011...........  $ 9.62539    $ 8.26071       11,572
   01/01/2012 to 12/31/2012...........  $ 8.26071    $ 9.45839       14,585
   01/01/2013 to 12/31/2013...........  $ 9.45839    $11.08897       15,914
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.75152    $11.69915            0
   01/01/2010 to 12/31/2010...........  $11.69915    $12.72222            0
   01/01/2011 to 12/31/2011...........  $12.72222    $14.03915      734,889
   01/01/2012 to 12/31/2012...........  $14.03915    $15.07214      258,045
   01/01/2013 to 12/31/2013...........  $15.07214    $14.32043       52,353
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.25510    $ 8.86201       51,073
   01/01/2010 to 12/31/2010...........  $ 8.86201    $ 9.89847       81,692
   01/01/2011 to 12/31/2011...........  $ 9.89847    $ 9.65878       78,604
   01/01/2012 to 12/31/2012...........  $ 9.65878    $10.76599       95,134
   01/01/2013 to 12/31/2013...........  $10.76599    $12.28543       98,613
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.85533    $10.55484       27,364
   01/01/2010 to 12/31/2010...........  $10.55484    $11.10084       29,556
   01/01/2011 to 12/31/2011...........  $11.10084    $ 9.89724       16,203
   01/01/2012 to 12/31/2012...........  $ 9.89724    $11.84030        8,507
   01/01/2013 to 12/31/2013...........  $11.84030    $13.40435        8,589

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.66215    $11.19913       73,978
   01/01/2010 to 12/31/2010...........  $11.19913    $11.79468       48,426
   01/01/2011 to 12/31/2011...........  $11.79468    $11.60212       49,180
   01/01/2012 to 12/31/2012...........  $11.60212    $12.60601       53,878
   01/01/2013 to 12/31/2013...........  $12.60601    $13.73586       36,383
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08384    $10.28767            0
   01/01/2010 to 12/31/2010...........  $10.28767    $11.23842            0
   01/01/2011 to 12/31/2011...........  $11.23842    $11.10228            0
   01/01/2012 to 12/31/2012...........  $11.10228    $12.54958            0
   01/01/2013 to 12/31/2013...........  $12.54958    $16.81014            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14522    $10.29744            0
   01/01/2010 to 12/31/2010...........  $10.29744    $11.49224        5,530
   01/01/2011 to 12/31/2011...........  $11.49224    $10.61596        2,477
   01/01/2012 to 12/31/2012...........  $10.61596    $11.79636        3,661
   01/01/2013 to 12/31/2013...........  $11.79636    $15.21484        4,712
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.19286    $ 7.84723       10,059
   01/01/2010 to 12/31/2010...........  $ 7.84723    $ 8.71427       10,566
   01/01/2011 to 12/31/2011...........  $ 8.71427    $ 8.19415        1,091
   01/01/2012 to 12/31/2012...........  $ 8.19415    $ 9.39903          953
   01/01/2013 to 12/31/2013...........  $ 9.39903    $12.90063        2,271
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.14869    $ 9.09565       38,033
   01/01/2010 to 12/31/2010...........  $ 9.09565    $10.68915       44,092
   01/01/2011 to 12/31/2011...........  $10.68915    $10.39424       22,878
   01/01/2012 to 12/31/2012...........  $10.39424    $11.45130       22,256
   01/01/2013 to 12/31/2013...........  $11.45130    $15.35214       21,596
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.18892    $11.08201        6,692
   01/01/2010 to 12/31/2010...........  $11.08201    $12.33428        6,398
   01/01/2011 to 12/31/2011...........  $12.33428    $13.33584        5,812
   01/01/2012 to 12/31/2012...........  $13.33584    $13.86283        5,928
   01/01/2013 to 12/31/2013...........  $13.86283    $13.33228        6,020
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.61571    $11.44852        4,567
   01/01/2010 to 12/31/2010...........  $11.44852    $12.58852       11,176
   01/01/2011 to 12/31/2011...........  $12.58852    $11.96714        5,867
   01/01/2012 to 12/31/2012...........  $11.96714    $14.45384       11,046
   01/01/2013 to 12/31/2013...........  $14.45384    $18.10409       12,567

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.20290    $ 9.95377        7,371
   01/01/2010 to 12/31/2010...........  $ 9.95377    $11.01704        7,855
   01/01/2011 to 12/31/2011...........  $11.01704    $10.74757        6,683
   01/01/2012 to 12/31/2012...........  $10.74757    $12.34872        1,327
   01/01/2013 to 12/31/2013...........  $12.34872    $16.56683        1,193
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99846    $10.18849            0
   01/01/2013 to 12/31/2013...........  $10.18849    $13.44856            0
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.28569    $ 9.66687        4,858
   01/01/2010 to 12/31/2010...........  $ 9.66687    $11.72633        5,260
   01/01/2011 to 12/31/2011...........  $11.72633    $11.11083        3,578
   01/01/2012 to 12/31/2012...........  $11.11083    $12.91074        3,835
   01/01/2013 to 12/31/2013...........  $12.91074    $16.77719        2,629
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.51016    $10.38554        4,216
   01/01/2010 to 12/31/2010...........  $10.38554    $10.19444        3,814
   01/01/2011 to 12/31/2011...........  $10.19444    $10.00685        9,408
   01/01/2012 to 12/31/2012...........  $10.00685    $ 9.82027        6,733
   01/01/2013 to 12/31/2013...........  $ 9.82027    $ 9.63721       15,972
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.89513    $ 9.34880       12,468
   01/01/2010 to 12/31/2010...........  $ 9.34880    $11.32466       18,504
   01/01/2011 to 12/31/2011...........  $11.32466    $10.83771       11,663
   01/01/2012 to 12/31/2012...........  $10.83771    $12.45694       13,801
   01/01/2013 to 12/31/2013...........  $12.45694    $17.36010       13,123
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02836    $10.06695            0
   01/01/2012 to 12/31/2012...........  $10.06695    $10.36040            0
   01/01/2013 to 12/31/2013...........  $10.36040    $ 9.87920        5,665
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.69044    $10.78443        1,654
   01/01/2010 to 12/31/2010...........  $10.78443    $13.61848        1,255
   01/01/2011 to 12/31/2011...........  $13.61848    $13.59037          704
   01/01/2012 to 12/31/2012...........  $13.59037    $14.98812          671
   01/01/2013 to 12/31/2013...........  $14.98812    $19.50534          606
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.06981    $ 8.59892       19,993
   01/01/2010 to 12/31/2010...........  $ 8.59892    $10.14886       24,756
   01/01/2011 to 04/29/2011...........  $10.14886    $11.37547            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99846    $10.30845       27,511
   01/01/2013 to 12/31/2013...........  $10.30845    $12.02970       26,678
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.17479    $ 9.09942       32,359
   01/01/2010 to 12/31/2010...........  $ 9.09942    $10.91854       41,589
   01/01/2011 to 12/31/2011...........  $10.91854    $ 8.54304       29,187
   01/01/2012 to 12/31/2012...........  $ 8.54304    $ 9.88663       32,287
   01/01/2013 to 12/31/2013...........  $ 9.88663    $ 9.72394       42,005
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.94837    $11.50428        1,394
   01/01/2010 to 12/31/2010...........  $11.50428    $11.72999        1,551
   01/01/2011 to 12/31/2011...........  $11.72999    $11.77036        1,375
   01/01/2012 to 12/31/2012...........  $11.77036    $12.09290        1,472
   01/01/2013 to 12/31/2013...........  $12.09290    $11.60948        1,605
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.81924    $11.99359      123,840
   01/01/2010 to 12/31/2010...........  $11.99359    $12.67844      157,774
   01/01/2011 to 12/31/2011...........  $12.67844    $12.83777      136,313
   01/01/2012 to 12/31/2012...........  $12.83777    $13.77245      134,484
   01/01/2013 to 12/31/2013...........  $13.77245    $13.26724      148,327
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.10263    $10.55805       87,109
   01/01/2010 to 12/31/2010...........  $10.55805    $11.45661      157,813
   01/01/2011 to 12/31/2011...........  $11.45661    $11.35524      152,754
   01/01/2012 to 12/31/2012...........  $11.35524    $12.29917      217,057
   01/01/2013 to 12/31/2013...........  $12.29917    $13.18173      304,081
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01837    $10.06686            0
   01/01/2012 to 12/31/2012...........  $10.06686    $10.58122            0
   01/01/2013 to 12/31/2013...........  $10.58122    $10.14377            0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.74958    $ 8.22871      194,848
   01/01/2010 to 12/31/2010...........  $ 8.22871    $ 9.61112      231,128
   01/01/2011 to 12/31/2011...........  $ 9.61112    $ 8.84603      139,885
   01/01/2012 to 12/31/2012...........  $ 8.84603    $ 9.80252      178,028
   01/01/2013 to 12/31/2013...........  $ 9.80252    $11.25762      166,562
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.49160    $ 8.26135            0
   01/01/2010 to 12/31/2010...........  $ 8.26135    $ 9.32751            0
   01/01/2011 to 12/31/2011...........  $ 9.32751    $ 9.47038            0
   01/01/2012 to 12/31/2012...........  $ 9.47038    $11.04111            0
   01/01/2013 to 12/31/2013...........  $11.04111    $14.34896        1,260

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99845    $ 8.88686            0
   01/01/2012 to 12/31/2012...........  $ 8.88686    $ 9.86852            0
   01/01/2013 to 12/31/2013...........  $ 9.86852    $11.85371            0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.46033    $ 8.88278       62,367
   01/01/2010 to 12/31/2010...........  $ 8.88278    $ 9.75608      188,331
   01/01/2011 to 12/31/2011...........  $ 9.75608    $ 9.40046      153,263
   01/01/2012 to 12/31/2012...........  $ 9.40046    $10.17351      178,973
   01/01/2013 to 12/31/2013...........  $10.17351    $11.22577      180,391
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.77096    $ 8.32531       98,458
   01/01/2010 to 12/31/2010...........  $ 8.32531    $ 9.34197      216,833
   01/01/2011 to 12/31/2011...........  $ 9.34197    $ 8.94898      157,873
   01/01/2012 to 12/31/2012...........  $ 8.94898    $10.17832      200,832
   01/01/2013 to 12/31/2013...........  $10.17832    $11.79258      212,776
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.24623    $10.14527       99,514
   01/01/2010 to 12/31/2010...........  $10.14527    $11.13210      203,870
   01/01/2011 to 12/31/2011...........  $11.13210    $10.55553      149,749
   01/01/2012 to 12/31/2012...........  $10.55553    $11.51210      167,144
   01/01/2013 to 12/31/2013...........  $11.51210    $12.92428      172,087
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.63863    $ 8.72427        2,940
   01/01/2010 to 12/31/2010...........  $ 8.72427    $11.67952        3,581
   01/01/2011 to 12/31/2011...........  $11.67952    $11.34980        2,407
   01/01/2012 to 12/31/2012...........  $11.34980    $12.49402        2,930
   01/01/2013 to 12/31/2013...........  $12.49402    $16.57375        2,319
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.67202    $ 9.96698        2,982
   01/01/2010 to 12/31/2010...........  $ 9.96698    $12.32368        3,324
   01/01/2011 to 12/31/2011...........  $12.32368    $11.37136        1,159
   01/01/2012 to 12/31/2012...........  $11.37136    $13.18554        1,344
   01/01/2013 to 12/31/2013...........  $13.18554    $17.77929        1,592
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.69843    $10.53936      203,180
   01/01/2010 to 12/31/2010...........  $10.53936    $11.53594      287,813
   01/01/2011 to 12/31/2011...........  $11.53594    $11.54580      278,077
   01/01/2012 to 12/31/2012...........  $11.54580    $12.85936      311,349
   01/01/2013 to 12/31/2013...........  $12.85936    $14.74391      412,087

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.28048    $ 8.03515       30,619
   01/01/2010 to 12/31/2010...........  $ 8.03515    $ 8.92968       36,104
   01/01/2011 to 12/31/2011...........  $ 8.92968    $ 8.61982       21,960
   01/01/2012 to 12/31/2012...........  $ 8.61982    $ 9.91807       19,270
   01/01/2013 to 12/31/2013...........  $ 9.91807    $12.62254       29,285
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.38445    $ 9.74439       17,808
   01/01/2010 to 12/31/2010...........  $ 9.74439    $11.07477       26,220
   01/01/2011 to 12/31/2011...........  $11.07477    $10.68434       18,277
   01/01/2012 to 12/31/2012...........  $10.68434    $12.32839       23,771
   01/01/2013 to 12/31/2013...........  $12.32839    $17.42511       53,822
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.88124    $13.21257       15,189
   01/01/2010 to 12/31/2010...........  $13.21257    $15.61837       17,006
   01/01/2011 to 12/31/2011...........  $15.61837    $13.04089       11,386
   01/01/2012 to 12/31/2012...........  $13.04089    $13.26007       10,344
   01/01/2013 to 12/31/2013...........  $13.26007    $15.01427        8,162
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.04231    $11.14805        7,204
   01/01/2010 to 12/31/2010...........  $11.14805    $11.56854        8,258
   01/01/2011 to 12/31/2011...........  $11.56854    $11.82135        7,397
   01/01/2012 to 12/31/2012...........  $11.82135    $12.20681        7,799
   01/01/2013 to 12/31/2013...........  $12.20681    $11.52960        8,049
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.85099    $ 8.70257       23,967
   01/01/2010 to 12/31/2010...........  $ 8.70257    $ 9.79034       15,158
   01/01/2011 to 12/31/2011...........  $ 9.79034    $ 9.27604       14,045
   01/01/2012 to 12/31/2012...........  $ 9.27604    $10.10482       15,657
   01/01/2013 to 12/31/2013...........  $10.10482    $11.94966       31,767
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.42755    $10.16667       52,562
   01/01/2010 to 12/31/2010...........  $10.16667    $10.75520       63,085
   01/01/2011 to 12/31/2011...........  $10.75520    $11.19085       53,550
   01/01/2012 to 12/31/2012...........  $11.19085    $11.84431       48,593
   01/01/2013 to 12/31/2013...........  $11.84431    $11.44990       54,766
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009...........  $ 6.63859    $ 8.46640      264,331
   01/01/2010 to 12/31/2010...........  $ 8.46640    $ 9.15945      380,177
   01/01/2011 to 12/31/2011...........  $ 9.15945    $ 8.83880      261,590
   01/01/2012 to 09/21/2012...........  $ 8.83880    $ 9.88665            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.28105    $ 9.13821           0
   01/01/2010 to 12/31/2010...........  $ 9.13821    $10.52485           0
   01/01/2011 to 12/31/2011...........  $10.52485    $11.04636           0
   01/01/2012 to 12/31/2012...........  $11.04636    $12.01719           0
   01/01/2013 to 12/31/2013...........  $12.01719    $15.14856           0
PROFUND VP CONSUMER SERVICES
   05/01/2009 to 12/31/2009...........  $ 7.28936    $ 9.02631           0
   01/01/2010 to 12/31/2010...........  $ 9.02631    $10.75277           0
   01/01/2011 to 12/31/2011...........  $10.75277    $11.13296           0
   01/01/2012 to 12/31/2012...........  $11.13296    $13.33945           0
   01/01/2013 to 12/31/2013...........  $13.33945    $18.31002           0
PROFUND VP FINANCIALS
   05/01/2009 to 12/31/2009...........  $ 4.52641    $ 5.94096           0
   01/01/2010 to 12/31/2010...........  $ 5.94096    $ 6.46752           0
   01/01/2011 to 12/31/2011...........  $ 6.46752    $ 5.46912           0
   01/01/2012 to 12/31/2012...........  $ 5.46912    $ 6.69433           0
   01/01/2013 to 12/31/2013...........  $ 6.69433    $ 8.67696           0
PROFUND VP HEALTH CARE
   05/01/2009 to 12/31/2009...........  $ 7.60896    $ 9.76568           0
   01/01/2010 to 12/31/2010...........  $ 9.76568    $ 9.85620           0
   01/01/2011 to 12/31/2011...........  $ 9.85620    $10.65089           0
   01/01/2012 to 12/31/2012...........  $10.65089    $12.27108           0
   01/01/2013 to 12/31/2013...........  $12.27108    $16.83010           0
PROFUND VP INDUSTRIALS
   05/01/2009 to 12/31/2009...........  $ 5.85686    $ 7.41364           0
   01/01/2010 to 12/31/2010...........  $ 7.41364    $ 9.00330           0
   01/01/2011 to 12/31/2011...........  $ 9.00330    $ 8.67801           0
   01/01/2012 to 12/31/2012...........  $ 8.67801    $ 9.86134           0
   01/01/2013 to 12/31/2013...........  $ 9.86134    $13.37320           0
PROFUND VP LARGE-CAP GROWTH
   05/01/2009 to 12/31/2009...........  $ 6.78961    $ 8.53791       1,458
   01/01/2010 to 12/31/2010...........  $ 8.53791    $ 9.48341       1,433
   01/01/2011 to 12/31/2011...........  $ 9.48341    $ 9.59816         709
   01/01/2012 to 12/31/2012...........  $ 9.59816    $10.61681           0
   01/01/2013 to 12/31/2013...........  $10.61681    $13.61385           0
PROFUND VP LARGE-CAP VALUE
   05/01/2009 to 12/31/2009...........  $ 5.79280    $ 7.34149           0
   01/01/2010 to 12/31/2010...........  $ 7.34149    $ 8.13357           0
   01/01/2011 to 12/31/2011...........  $ 8.13357    $ 7.88003           0
   01/01/2012 to 12/31/2012...........  $ 7.88003    $ 8.92535           0
   01/01/2013 to 12/31/2013...........  $ 8.92535    $11.37720           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP MID-CAP GROWTH
   05/01/2009 to 12/31/2009...........  $ 6.62098    $ 8.40241           0
   01/01/2010 to 12/31/2010...........  $ 8.40241    $10.58907           0
   01/01/2011 to 12/31/2011...........  $10.58907    $10.09124           0
   01/01/2012 to 12/31/2012...........  $10.09124    $11.42578           0
   01/01/2013 to 12/31/2013...........  $11.42578    $14.63546           0
PROFUND VP MID-CAP VALUE
   05/01/2009 to 12/31/2009...........  $ 6.42910    $ 8.28919           0
   01/01/2010 to 12/31/2010...........  $ 8.28919    $ 9.79829           0
   01/01/2011 to 12/31/2011...........  $ 9.79829    $ 9.23856           0
   01/01/2012 to 12/31/2012...........  $ 9.23856    $10.56774           0
   01/01/2013 to 12/31/2013...........  $10.56774    $13.70591           0
PROFUND VP REAL ESTATE
   05/01/2009 to 12/31/2009...........  $ 4.73304    $ 6.91515         600
   01/01/2010 to 12/31/2010...........  $ 6.91515    $ 8.46186       1,086
   01/01/2011 to 12/31/2011...........  $ 8.46186    $ 8.69881         664
   01/01/2012 to 12/31/2012...........  $ 8.69881    $10.00220         858
   01/01/2013 to 12/31/2013...........  $10.00220    $ 9.82468         381
PROFUND VP SMALL-CAP GROWTH
   05/01/2009 to 12/31/2009...........  $ 6.68731    $ 8.41852           0
   01/01/2010 to 12/31/2010...........  $ 8.41852    $10.38693           0
   01/01/2011 to 12/31/2011...........  $10.38693    $10.32414           0
   01/01/2012 to 12/31/2012...........  $10.32414    $11.39586           0
   01/01/2013 to 12/31/2013...........  $11.39586    $15.70439           0
PROFUND VP SMALL-CAP VALUE
   05/01/2009 to 12/31/2009...........  $ 6.79040    $ 8.46946           0
   01/01/2010 to 12/31/2010...........  $ 8.46946    $10.14864           0
   01/01/2011 to 12/31/2011...........  $10.14864    $ 9.55113           0
   01/01/2012 to 12/31/2012...........  $ 9.55113    $10.88707           0
   01/01/2013 to 12/31/2013...........  $10.88707    $14.70929           0
PROFUND VP TELECOMMUNICATIONS
   05/01/2009 to 12/31/2009...........  $ 7.03080    $ 7.64346           0
   01/01/2010 to 12/31/2010...........  $ 7.64346    $ 8.67756           0
   01/01/2011 to 12/31/2011...........  $ 8.67756    $ 8.67508           0
   01/01/2012 to 12/31/2012...........  $ 8.67508    $ 9.91918           0
   01/01/2013 to 12/31/2013...........  $ 9.91918    $10.90914           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP UTILITIES
   05/01/2009 to 12/31/2009...........   $6.52883    $ 7.82890       1,649
   01/01/2010 to 12/31/2010...........   $7.82890    $ 8.14003       1,609
   01/01/2011 to 12/31/2011...........   $8.14003    $ 9.38722       1,666
   01/01/2012 to 12/31/2012...........   $9.38722    $ 9.22480       2,021
   01/01/2013 to 12/31/2013...........   $9.22480    $10.25797       2,116

*  Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT, OR HDLT5 ONLY OR HAV
                                    AND HD
                         GRO OR HD GRO 60 BPS (2.10%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.39084    $10.96256     1,587,635
   01/01/2007 to 12/31/2007...........  $10.96256    $11.72459     1,930,150
   01/01/2008 to 12/31/2008...........  $11.72459    $ 7.82811     1,567,491
   01/01/2009 to 12/31/2009...........  $ 7.82811    $ 9.53480     1,612,808
   01/01/2010 to 12/31/2010...........  $ 9.53480    $10.45610     1,593,182
   01/01/2011 to 12/31/2011...........  $10.45610    $ 9.96902     1,428,681
   01/01/2012 to 12/31/2012...........  $ 9.96902    $10.99065     1,370,628
   01/01/2013 to 12/31/2013...........  $10.99065    $11.83821     1,270,176
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14401    $10.62496        89,865
   01/01/2007 to 12/31/2007...........  $10.62496    $11.39463       150,608
   01/01/2008 to 12/31/2008...........  $11.39463    $ 7.83393       185,867
   01/01/2009 to 12/31/2009...........  $ 7.83393    $ 9.68309       176,178
   01/01/2010 to 12/31/2010...........  $ 9.68309    $10.78380       185,034
   01/01/2011 to 12/31/2011...........  $10.78380    $10.57416       172,136
   01/01/2012 to 12/31/2012...........  $10.57416    $11.76991       182,253
   01/01/2013 to 12/31/2013...........  $11.76991    $13.43650       188,573
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.70202    $11.78602             0
   01/01/2007 to 12/31/2007...........  $11.78602    $11.53005             0
   01/01/2008 to 12/31/2008...........  $11.53005    $ 7.36892             0
   01/01/2009 to 12/31/2009...........  $ 7.36892    $ 8.50008         1,219
   01/01/2010 to 12/31/2010...........  $ 8.50008    $ 9.47802           849
   01/01/2011 to 12/31/2011...........  $ 9.47802    $ 9.61485           540
   01/01/2012 to 05/04/2012...........  $ 9.61485    $10.43222             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.34133    $10.85494       563,371
   01/01/2007 to 12/31/2007...........  $10.85494    $11.59528       819,648
   01/01/2008 to 12/31/2008...........  $11.59528    $ 8.09712       895,906
   01/01/2009 to 12/31/2009...........  $ 8.09712    $ 9.77820     1,656,995
   01/01/2010 to 12/31/2010...........  $ 9.77820    $10.75644     1,549,530
   01/01/2011 to 12/31/2011...........  $10.75644    $10.40750     1,394,327
   01/01/2012 to 12/31/2012...........  $10.40750    $11.46480     1,298,098
   01/01/2013 to 12/31/2013...........  $11.46480    $13.21068     1,156,227

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99772    $ 9.14094      488,534
   01/01/2012 to 12/31/2012...........  $ 9.14094    $10.01761      466,328
   01/01/2013 to 12/31/2013...........  $10.01761    $10.87643      445,952
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99829    $10.47054            0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99886    $ 9.35356            0
   01/01/2010 to 12/31/2010...........  $ 9.35356    $10.13009            0
   01/01/2011 to 12/31/2011...........  $10.13009    $10.87842            0
   01/01/2012 to 12/31/2012...........  $10.87842    $11.09802            0
   01/01/2013 to 12/31/2013...........  $11.09802    $10.79490            0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99830    $12.00560            0
   01/01/2009 to 12/31/2009...........  $12.00560    $11.04716            0
   01/01/2010 to 12/31/2010...........  $11.04716    $12.03026            0
   01/01/2011 to 12/31/2011...........  $12.03026    $13.38327            0
   01/01/2012 to 12/31/2012...........  $13.38327    $13.85687            0
   01/01/2013 to 12/31/2013...........  $13.85687    $13.14522            0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99830    $12.07427            0
   01/01/2009 to 12/31/2009...........  $12.07427    $10.91522            0
   01/01/2010 to 12/31/2010...........  $10.91522    $11.90528            0
   01/01/2011 to 12/31/2011...........  $11.90528    $13.52335            0
   01/01/2012 to 12/31/2012...........  $13.52335    $14.02085            0
   01/01/2013 to 12/31/2013...........  $14.02085    $13.06896            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99886    $ 8.76579            0
   01/01/2010 to 12/31/2010...........  $ 8.76579    $ 9.60243       23,064
   01/01/2011 to 12/31/2011...........  $ 9.60243    $11.16178            0
   01/01/2012 to 12/31/2012...........  $11.16178    $11.62262            0
   01/01/2013 to 12/31/2013...........  $11.62262    $10.64181            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99772    $10.97956       46,018
   01/01/2011 to 12/31/2011...........  $10.97956    $12.93718      207,955
   01/01/2012 to 12/31/2012...........  $12.93718    $13.53150       59,541
   01/01/2013 to 12/31/2013...........  $13.53150    $12.32531            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99829    $11.98927        71,599
   01/01/2012 to 12/31/2012...........  $11.98927    $12.42891       164,701
   01/01/2013 to 12/31/2013...........  $12.42891    $10.98697             0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99773    $10.37175        41,507
   01/01/2013 to 12/31/2013...........  $10.37175    $ 9.12226       433,441
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99886    $ 8.72663        64,843
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.50991    $11.13864     1,215,170
   01/01/2007 to 12/31/2007...........  $11.13864    $11.96972     1,644,246
   01/01/2008 to 12/31/2008...........  $11.96972    $ 7.62723     1,534,827
   01/01/2009 to 12/31/2009...........  $ 7.62723    $ 9.36253     1,332,703
   01/01/2010 to 12/31/2010...........  $ 9.36253    $10.39654     1,300,845
   01/01/2011 to 12/31/2011...........  $10.39654    $ 9.93585     1,254,162
   01/01/2012 to 12/31/2012...........  $ 9.93585    $11.06664     1,212,296
   01/01/2013 to 12/31/2013...........  $11.06664    $13.29740     1,167,345
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99829    $11.62173             0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.12069    $16.03849             0
   01/01/2007 to 12/31/2007...........  $16.03849    $12.57515             0
   01/01/2008 to 12/31/2008...........  $12.57515    $ 7.99901             0
   01/01/2009 to 12/31/2009...........  $ 7.99901    $10.33588         2,237
   01/01/2010 to 12/31/2010...........  $10.33588    $13.02810         2,600
   01/01/2011 to 12/31/2011...........  $13.02810    $13.60150         1,302
   01/01/2012 to 12/31/2012...........  $13.60150    $15.36585         1,626
   01/01/2013 to 12/31/2013...........  $15.36585    $15.52133           161
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.22786    $11.72822             0
   01/01/2007 to 12/31/2007...........  $11.72822    $ 9.44487             0
   01/01/2008 to 07/18/2008...........  $ 9.44487    $ 8.63406             0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99829    $ 9.66203             0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.17005    $12.07703             0
   01/01/2007 to 12/31/2007...........  $12.07703    $13.15347             0
   01/01/2008 to 12/31/2008...........  $13.15347    $ 7.20232             0
   01/01/2009 to 12/31/2009...........  $ 7.20232    $ 9.35819         1,833
   01/01/2010 to 12/31/2010...........  $ 9.35819    $12.14893         1,207
   01/01/2011 to 12/31/2011...........  $12.14893    $10.33909           879
   01/01/2012 to 12/31/2012...........  $10.33909    $12.15880           990
   01/01/2013 to 12/31/2013...........  $12.15880    $16.76899             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10349    $ 7.48594            0
   01/01/2009 to 12/31/2009...........  $ 7.48594    $ 8.88862            0
   01/01/2010 to 12/31/2010...........  $ 8.88862    $ 9.86581            0
   01/01/2011 to 12/31/2011...........  $ 9.86581    $ 9.42431            0
   01/01/2012 to 12/31/2012...........  $ 9.42431    $10.48872            0
   01/01/2013 to 12/31/2013...........  $10.48872    $12.24792            0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04424    $10.54620       86,221
   01/01/2007 to 12/31/2007...........  $10.54620    $11.21183      142,734
   01/01/2008 to 12/31/2008...........  $11.21183    $ 7.19391      201,709
   01/01/2009 to 12/31/2009...........  $ 7.19391    $ 8.72643      227,201
   01/01/2010 to 12/31/2010...........  $ 8.72643    $ 9.77460      234,352
   01/01/2011 to 12/31/2011...........  $ 9.77460    $ 9.42980      192,497
   01/01/2012 to 12/31/2012...........  $ 9.42980    $10.21781      191,557
   01/01/2013 to 12/31/2013...........  $10.21781    $11.48490      191,929
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99830    $ 7.45903            0
   01/01/2009 to 11/13/2009...........  $ 7.45903    $ 8.31266            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99830    $10.71807       33,688
   01/01/2013 to 12/31/2013...........  $10.71807    $13.06664       15,126
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99829    $10.78599        2,297
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17497    $ 6.10196            0
   01/01/2009 to 12/31/2009...........  $ 6.10196    $ 8.07411            0
   01/01/2010 to 12/31/2010...........  $ 8.07411    $ 9.50539            0
   01/01/2011 to 12/31/2011...........  $ 9.50539    $ 8.84098            0
   01/01/2012 to 12/31/2012...........  $ 8.84098    $10.97977            0
   01/01/2013 to 12/31/2013...........  $10.97977    $11.22143            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.22202    $11.55044            0
   01/01/2007 to 12/31/2007...........  $11.55044    $12.89443            0
   01/01/2008 to 12/31/2008...........  $12.89443    $ 7.54319            0
   01/01/2009 to 12/31/2009...........  $ 7.54319    $11.03769          426
   01/01/2010 to 12/31/2010...........  $11.03769    $11.92291          326
   01/01/2011 to 12/31/2011...........  $11.92291    $11.21585          223
   01/01/2012 to 12/31/2012...........  $11.21585    $13.15596          245
   01/01/2013 to 12/31/2013...........  $13.15596    $16.71752            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.63443    $11.75065            0
   01/01/2007 to 12/31/2007...........  $11.75065    $12.09783            0
   01/01/2008 to 12/31/2008...........  $12.09783    $ 7.02744            0
   01/01/2009 to 12/31/2009...........  $ 7.02744    $ 8.20364            0
   01/01/2010 to 12/31/2010...........  $ 8.20364    $ 9.07038            0
   01/01/2011 to 12/31/2011...........  $ 9.07038    $ 8.39373            0
   01/01/2012 to 12/31/2012...........  $ 8.39373    $ 9.83764            0
   01/01/2013 to 12/31/2013...........  $ 9.83764    $12.86734            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.10295    $10.97316            0
   01/01/2007 to 12/31/2007...........  $10.97316    $12.82556            0
   01/01/2008 to 12/31/2008...........  $12.82556    $ 7.43719            0
   01/01/2009 to 12/31/2009...........  $ 7.43719    $11.44320       13,553
   01/01/2010 to 12/31/2010...........  $11.44320    $13.42997       10,514
   01/01/2011 to 12/31/2011...........  $13.42997    $12.76247        6,268
   01/01/2012 to 12/31/2012...........  $12.76247    $14.95130        7,570
   01/01/2013 to 12/31/2013...........  $14.95130    $19.35785        1,301
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08916    $ 7.59473            0
   01/01/2009 to 12/31/2009...........  $ 7.59473    $ 9.17789       18,916
   01/01/2010 to 12/31/2010...........  $ 9.17789    $10.03174       18,311
   01/01/2011 to 12/31/2011...........  $10.03174    $ 9.77586       15,895
   01/01/2012 to 12/31/2012...........  $ 9.77586    $10.54431       17,907
   01/01/2013 to 12/31/2013...........  $10.54431    $11.34169        2,763
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03318    $ 7.62514            0
   01/01/2009 to 12/31/2009...........  $ 7.62514    $ 9.47334        4,234
   01/01/2010 to 12/31/2010...........  $ 9.47334    $11.76216        4,055
   01/01/2011 to 12/31/2011...........  $11.76216    $11.67054        2,319
   01/01/2012 to 12/31/2012...........  $11.67054    $13.22351        3,051
   01/01/2013 to 12/31/2013...........  $13.22351    $17.97855          453
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.52704    $12.73070            0
   01/01/2007 to 12/31/2007...........  $12.73070    $12.61442            0
   01/01/2008 to 12/31/2008...........  $12.61442    $ 7.74619            0
   01/01/2009 to 12/31/2009...........  $ 7.74619    $ 8.97205        5,041
   01/01/2010 to 12/31/2010...........  $ 8.97205    $ 9.88094        2,821
   01/01/2011 to 12/31/2011...........  $ 9.88094    $ 9.63030        2,402
   01/01/2012 to 12/31/2012...........  $ 9.63030    $10.69602        2,532
   01/01/2013 to 12/31/2013...........  $10.69602    $14.10381          973

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.07407    $10.61807           0
   01/01/2007 to 12/31/2007...........  $10.61807    $10.65661           0
   01/01/2008 to 12/31/2008...........  $10.65661    $ 7.77122           0
   01/01/2009 to 12/31/2009...........  $ 7.77122    $10.31751       5,150
   01/01/2010 to 12/31/2010...........  $10.31751    $11.46953       3,559
   01/01/2011 to 12/31/2011...........  $11.46953    $11.59051       2,308
   01/01/2012 to 12/31/2012...........  $11.59051    $12.92677       2,750
   01/01/2013 to 12/31/2013...........  $12.92677    $13.56992         300
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99181    $10.57717           0
   01/01/2007 to 12/31/2007...........  $10.57717    $12.33211           0
   01/01/2008 to 12/31/2008...........  $12.33211    $ 6.01096           0
   01/01/2009 to 12/31/2009...........  $ 6.01096    $ 7.96493       4,501
   01/01/2010 to 12/31/2010...........  $ 7.96493    $ 8.93213       5,917
   01/01/2011 to 12/31/2011...........  $ 8.93213    $ 7.61791       2,729
   01/01/2012 to 12/31/2012...........  $ 7.61791    $ 8.98064       3,740
   01/01/2013 to 12/31/2013...........  $ 8.98064    $10.47211         803
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00996    $10.83950           0
   01/01/2007 to 12/31/2007...........  $10.83950    $12.50545           0
   01/01/2008 to 12/31/2008...........  $12.50545    $ 6.85844           0
   01/01/2009 to 12/31/2009...........  $ 6.85844    $ 8.76614           0
   01/01/2010 to 12/31/2010...........  $ 8.76614    $ 9.53741       1,470
   01/01/2011 to 12/31/2011...........  $ 9.53741    $ 8.16907       1,035
   01/01/2012 to 12/31/2012...........  $ 8.16907    $ 9.33514       1,321
   01/01/2013 to 12/31/2013...........  $ 9.33514    $10.92299         272
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11168    $ 7.11981       1,226
   01/01/2009 to 12/31/2009...........  $ 7.11981    $ 8.83303       1,226
   01/01/2010 to 12/31/2010...........  $ 8.83303    $ 9.84678       1,226
   01/01/2011 to 12/31/2011...........  $ 9.84678    $ 9.58958       1,226
   01/01/2012 to 12/31/2012...........  $ 9.58958    $10.66782       2,341
   01/01/2013 to 12/31/2013...........  $10.66782    $12.14959       2,341
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.09563    $12.76794           0
   01/01/2007 to 12/31/2007...........  $12.76794    $13.68437           0
   01/01/2008 to 12/31/2008...........  $13.68437    $ 7.85645           0
   01/01/2009 to 12/31/2009...........  $ 7.85645    $10.45584       6,768
   01/01/2010 to 12/31/2010...........  $10.45584    $10.97517       6,187
   01/01/2011 to 12/31/2011...........  $10.97517    $ 9.76606       3,856
   01/01/2012 to 12/31/2012...........  $ 9.76606    $11.66046       4,921
   01/01/2013 to 12/31/2013...........  $11.66046    $13.17496         583

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.92771    $11.52382            0
   01/01/2007 to 12/31/2007...........  $11.52382    $11.50472       54,457
   01/01/2008 to 12/31/2008...........  $11.50472    $ 9.28305       85,317
   01/01/2009 to 12/31/2009...........  $ 9.28305    $11.09414      121,124
   01/01/2010 to 12/31/2010...........  $11.09414    $11.66131      134,319
   01/01/2011 to 12/31/2011...........  $11.66131    $11.44852      120,324
   01/01/2012 to 12/31/2012...........  $11.44852    $12.41462      123,775
   01/01/2013 to 12/31/2013...........  $12.41462    $13.50070      126,968
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08368    $10.28503            0
   01/01/2010 to 12/31/2010...........  $10.28503    $11.21345            0
   01/01/2011 to 12/31/2011...........  $11.21345    $11.05588            0
   01/01/2012 to 12/31/2012...........  $11.05588    $12.47267            0
   01/01/2013 to 12/31/2013...........  $12.47267    $16.67447            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14506    $10.29482            0
   01/01/2010 to 12/31/2010...........  $10.29482    $11.46695            0
   01/01/2011 to 12/31/2011...........  $11.46695    $10.57191          394
   01/01/2012 to 12/31/2012...........  $10.57191    $11.72442          423
   01/01/2013 to 12/31/2013...........  $11.72442    $15.09252          114
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.06758    $12.20570            0
   01/01/2007 to 12/31/2007...........  $12.20570    $11.59635            0
   01/01/2008 to 12/31/2008...........  $11.59635    $ 6.64525            0
   01/01/2009 to 12/31/2009...........  $ 6.64525    $ 7.77344            0
   01/01/2010 to 12/31/2010...........  $ 7.77344    $ 8.61549            0
   01/01/2011 to 12/31/2011...........  $ 8.61549    $ 8.08549            0
   01/01/2012 to 12/31/2012...........  $ 8.08549    $ 9.25614            0
   01/01/2013 to 12/31/2013...........  $ 9.25614    $12.67955            0
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.14037    $11.41196            0
   01/01/2007 to 12/31/2007...........  $11.41196    $12.84853            0
   01/01/2008 to 12/31/2008...........  $12.84853    $ 7.08969            0
   01/01/2009 to 12/31/2009...........  $ 7.08969    $ 9.01029        6,703
   01/01/2010 to 12/31/2010...........  $ 9.01029    $10.56815        3,717
   01/01/2011 to 12/31/2011...........  $10.56815    $10.25660        3,328
   01/01/2012 to 12/31/2012...........  $10.25660    $11.27751        3,436
   01/01/2013 to 12/31/2013...........  $11.27751    $15.08966        1,240

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.19930    $10.66276           0
   01/01/2007 to 12/31/2007...........  $10.66276    $11.07795           0
   01/01/2008 to 12/31/2008...........  $11.07795    $ 8.32703           0
   01/01/2009 to 12/31/2009...........  $ 8.32703    $10.97791           0
   01/01/2010 to 12/31/2010...........  $10.97791    $12.19444           0
   01/01/2011 to 12/31/2011...........  $12.19444    $13.15893           0
   01/01/2012 to 12/31/2012...........  $13.15893    $13.65206           0
   01/01/2013 to 12/31/2013...........  $13.65206    $13.10375           0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.43165    $12.71184           0
   01/01/2007 to 12/31/2007...........  $12.71184    $13.61948           0
   01/01/2008 to 12/31/2008...........  $13.61948    $ 8.80501           0
   01/01/2009 to 12/31/2009...........  $ 8.80501    $11.34102           0
   01/01/2010 to 12/31/2010...........  $11.34102    $12.44586           0
   01/01/2011 to 12/31/2011...........  $12.44586    $11.80835           0
   01/01/2012 to 12/31/2012...........  $11.80835    $14.23420           0
   01/01/2013 to 12/31/2013...........  $14.23420    $17.79409           0
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.04383    $11.51619           0
   01/01/2007 to 12/31/2007...........  $11.51619    $12.98213           0
   01/01/2008 to 12/31/2008...........  $12.98213    $ 8.09894           0
   01/01/2009 to 12/31/2009...........  $ 8.09894    $ 9.86031       2,710
   01/01/2010 to 12/31/2010...........  $ 9.86031    $10.89230       2,251
   01/01/2011 to 12/31/2011...........  $10.89230    $10.60519       1,110
   01/01/2012 to 12/31/2012...........  $10.60519    $12.16130       1,492
   01/01/2013 to 12/31/2013...........  $12.16130    $16.28339           0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99830    $10.18113           0
   01/01/2013 to 12/31/2013...........  $10.18113    $13.41252           0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.04648    $11.54398           0
   01/01/2007 to 12/31/2007...........  $11.54398    $11.61648           0
   01/01/2008 to 12/31/2008...........  $11.61648    $ 7.03962           0
   01/01/2009 to 12/31/2009...........  $ 7.03962    $ 9.57597           0
   01/01/2010 to 12/31/2010...........  $ 9.57597    $11.59338           0
   01/01/2011 to 12/31/2011...........  $11.59338    $10.96336           0
   01/01/2012 to 12/31/2012...........  $10.96336    $12.71430           0
   01/01/2013 to 12/31/2013...........  $12.71430    $16.48947           0
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99947    $10.18121           0
   01/01/2007 to 12/31/2007...........  $10.18121    $10.45961           0
   01/01/2008 to 12/31/2008...........  $10.45961    $10.50151           0
   01/01/2009 to 12/31/2009...........  $10.50151    $10.31087       1,620
   01/01/2010 to 12/31/2010...........  $10.31087    $10.10136       1,320
   01/01/2011 to 12/31/2011...........  $10.10136    $ 9.89610         931
   01/01/2012 to 12/31/2012...........  $ 9.89610    $ 9.69320       1,155
   01/01/2013 to 12/31/2013...........  $ 9.69320    $ 9.49385           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.65255    $11.76632           0
   01/01/2007 to 12/31/2007...........  $11.76632    $11.88823           0
   01/01/2008 to 12/31/2008...........  $11.88823    $ 6.72310           0
   01/01/2009 to 12/31/2009...........  $ 6.72310    $ 9.26118           0
   01/01/2010 to 12/31/2010...........  $ 9.26118    $11.19660           0
   01/01/2011 to 12/31/2011...........  $11.19660    $10.69416           0
   01/01/2012 to 12/31/2012...........  $10.69416    $12.26785           0
   01/01/2013 to 12/31/2013...........  $12.26785    $17.06311           0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02820    $10.06356           0
   01/01/2012 to 12/31/2012...........  $10.06356    $10.33649           0
   01/01/2013 to 12/31/2013...........  $10.33649    $ 9.83704           0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.35708    $12.61948           0
   01/01/2007 to 12/31/2007...........  $12.61948    $15.10271           0
   01/01/2008 to 12/31/2008...........  $15.10271    $ 8.40416           0
   01/01/2009 to 12/31/2009...........  $ 8.40416    $10.68337         725
   01/01/2010 to 12/31/2010...........  $10.68337    $13.46448         496
   01/01/2011 to 12/31/2011...........  $13.46448    $13.41030         305
   01/01/2012 to 12/31/2012...........  $13.41030    $14.76040         362
   01/01/2013 to 12/31/2013...........  $14.76040    $19.17136           0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.49528    $10.84539           0
   01/01/2007 to 12/31/2007...........  $10.84539    $12.60892           0
   01/01/2008 to 12/31/2008...........  $12.60892    $ 7.09593           0
   01/01/2009 to 12/31/2009...........  $ 7.09593    $ 8.51811           0
   01/01/2010 to 12/31/2010...........  $ 8.51811    $10.03388           0
   01/01/2011 to 04/29/2011...........  $10.03388    $11.23937           0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99830    $10.29470         755
   01/01/2013 to 12/31/2013...........  $10.29470    $11.99016           0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10104    $ 5.56343           0
   01/01/2009 to 12/31/2009...........  $ 5.56343    $ 9.07348       9,006
   01/01/2010 to 12/31/2010...........  $ 9.07348    $10.86611       9,479
   01/01/2011 to 12/31/2011...........  $10.86611    $ 8.48537       4,560
   01/01/2012 to 12/31/2012...........  $ 8.48537    $ 9.80073       6,477
   01/01/2013 to 12/31/2013...........  $ 9.80073    $ 9.62049         770

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.02751    $10.19107            0
   01/01/2007 to 12/31/2007...........  $10.19107    $10.65907            0
   01/01/2008 to 12/31/2008...........  $10.65907    $10.55615            0
   01/01/2009 to 12/31/2009...........  $10.55615    $11.39668        1,189
   01/01/2010 to 12/31/2010...........  $11.39668    $11.59752          718
   01/01/2011 to 12/31/2011...........  $11.59752    $11.61472          557
   01/01/2012 to 12/31/2012...........  $11.61472    $11.90963          599
   01/01/2013 to 12/31/2013...........  $11.90963    $11.41093          161
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97094    $10.27495            0
   01/01/2007 to 12/31/2007...........  $10.27495    $10.89859            0
   01/01/2008 to 12/31/2008...........  $10.89859    $10.43321            0
   01/01/2009 to 12/31/2009...........  $10.43321    $11.90738       26,799
   01/01/2010 to 12/31/2010...........  $11.90738    $12.56259       24,343
   01/01/2011 to 12/31/2011...........  $12.56259    $12.69567       16,545
   01/01/2012 to 12/31/2012...........  $12.69567    $13.59329       19,049
   01/01/2013 to 12/31/2013...........  $13.59329    $13.06915        2,873
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.19258    $10.61053      210,114
   01/01/2007 to 12/31/2007...........  $10.61053    $11.29724      272,323
   01/01/2008 to 12/31/2008...........  $11.29724    $ 8.90875      295,553
   01/01/2009 to 12/31/2009...........  $ 8.90875    $10.47389      380,695
   01/01/2010 to 12/31/2010...........  $10.47389    $11.34306      390,743
   01/01/2011 to 12/31/2011...........  $11.34306    $11.22072      401,647
   01/01/2012 to 12/31/2012...........  $11.22072    $12.12964      414,041
   01/01/2013 to 12/31/2013...........  $12.12964    $12.97458      403,443
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01821    $10.06345            0
   01/01/2012 to 12/31/2012...........  $10.06345    $10.55681            0
   01/01/2013 to 12/31/2013...........  $10.55681    $10.10047            0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16392    $10.44781       45,180
   01/01/2007 to 12/31/2007...........  $10.44781    $11.40006      259,165
   01/01/2008 to 12/31/2008...........  $11.40006    $ 6.61982      197,532
   01/01/2009 to 12/31/2009...........  $ 6.61982    $ 8.16779      203,840
   01/01/2010 to 12/31/2010...........  $ 8.16779    $ 9.52139      214,824
   01/01/2011 to 12/31/2011...........  $ 9.52139    $ 8.74633      190,966
   01/01/2012 to 12/31/2012...........  $ 8.74633    $ 9.67312      199,158
   01/01/2013 to 12/31/2013...........  $ 9.67312    $11.08717      214,948

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62830    $11.43057            0
   01/01/2007 to 12/31/2007...........  $11.43057    $11.42738            0
   01/01/2008 to 12/31/2008...........  $11.42738    $ 6.85882            0
   01/01/2009 to 12/31/2009...........  $ 6.85882    $ 8.18377            0
   01/01/2010 to 12/31/2010...........  $ 8.18377    $ 9.22175            0
   01/01/2011 to 12/31/2011...........  $ 9.22175    $ 9.34460            0
   01/01/2012 to 12/31/2012...........  $ 9.34460    $10.87307            0
   01/01/2013 to 12/31/2013...........  $10.87307    $14.10290            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99829    $ 8.87518            0
   01/01/2012 to 12/31/2012...........  $ 8.87518    $ 9.83606            0
   01/01/2013 to 12/31/2013...........  $ 9.83606    $11.79145            0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08098    $ 7.32618            0
   01/01/2009 to 12/31/2009...........  $ 7.32618    $ 8.85373       19,485
   01/01/2010 to 12/31/2010...........  $ 8.85373    $ 9.70515       15,059
   01/01/2011 to 12/31/2011...........  $ 9.70515    $ 9.33306       10,889
   01/01/2012 to 12/31/2012...........  $ 9.33306    $10.08071       11,025
   01/01/2013 to 12/31/2013...........  $10.08071    $11.10147        1,654
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09916    $ 6.67900        5,329
   01/01/2009 to 12/31/2009...........  $ 6.67900    $ 8.29803       13,851
   01/01/2010 to 12/31/2010...........  $ 8.29803    $ 9.29309       11,332
   01/01/2011 to 12/31/2011...........  $ 9.29309    $ 8.88479       10,261
   01/01/2012 to 12/31/2012...........  $ 8.88479    $10.08559       10,461
   01/01/2013 to 12/31/2013...........  $10.08559    $11.66215        6,817
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.45722    $11.04245            0
   01/01/2007 to 12/31/2007...........  $11.04245    $11.77871        3,266
   01/01/2008 to 12/31/2008...........  $11.77871    $ 8.05326       11,247
   01/01/2009 to 12/31/2009...........  $ 8.05326    $10.04994       51,127
   01/01/2010 to 12/31/2010...........  $10.04994    $11.00596       87,222
   01/01/2011 to 12/31/2011...........  $11.00596    $10.41555       68,916
   01/01/2012 to 12/31/2012...........  $10.41555    $11.33714       67,120
   01/01/2013 to 12/31/2013...........  $11.33714    $12.70300       54,350
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90478    $ 9.88597            0
   01/01/2007 to 12/31/2007...........  $ 9.88597    $10.37389            0
   01/01/2008 to 12/31/2008...........  $10.37389    $ 6.60424            0
   01/01/2009 to 12/31/2009...........  $ 6.60424    $ 8.66167        4,275
   01/01/2010 to 12/31/2010...........  $ 8.66167    $11.57313        4,072
   01/01/2011 to 12/31/2011...........  $11.57313    $11.22445        1,988
   01/01/2012 to 12/31/2012...........  $11.22445    $12.33177        2,709
   01/01/2013 to 12/31/2013...........  $12.33177    $16.32652          619

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.94624    $12.47456            0
   01/01/2007 to 12/31/2007...........  $12.47456    $11.53147            0
   01/01/2008 to 12/31/2008...........  $11.53147    $ 7.93778            0
   01/01/2009 to 12/31/2009...........  $ 7.93778    $ 9.87372          795
   01/01/2010 to 12/31/2010...........  $ 9.87372    $12.18462          480
   01/01/2011 to 12/31/2011...........  $12.18462    $11.22104          935
   01/01/2012 to 12/31/2012...........  $11.22104    $12.98572        1,005
   01/01/2013 to 12/31/2013...........  $12.98572    $17.47572          271
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.69114    $11.36989            0
   01/01/2007 to 12/31/2007...........  $11.36989    $11.83890       50,137
   01/01/2008 to 12/31/2008...........  $11.83890    $ 8.58696       64,147
   01/01/2009 to 12/31/2009...........  $ 8.58696    $10.44044      162,911
   01/01/2010 to 12/31/2010...........  $10.44044    $11.40523      179,662
   01/01/2011 to 12/31/2011...........  $11.40523    $11.39261      152,830
   01/01/2012 to 12/31/2012...........  $11.39261    $12.66397      155,529
   01/01/2013 to 12/31/2013...........  $12.66397    $14.49143      122,188
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.00641    $12.21281            0
   01/01/2007 to 12/31/2007...........  $12.21281    $11.53367            0
   01/01/2008 to 12/31/2008...........  $11.53367    $ 6.56465            0
   01/01/2009 to 12/31/2009...........  $ 6.56465    $ 7.95961            0
   01/01/2010 to 12/31/2010...........  $ 7.95961    $ 8.82843            0
   01/01/2011 to 12/31/2011...........  $ 8.82843    $ 8.50532            0
   01/01/2012 to 12/31/2012...........  $ 8.50532    $ 9.76716            0
   01/01/2013 to 12/31/2013...........  $ 9.76716    $12.40611            0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93981    $10.43814            0
   01/01/2007 to 12/31/2007...........  $10.43814    $11.06414            0
   01/01/2008 to 12/31/2008...........  $11.06414    $ 6.44027            0
   01/01/2009 to 12/31/2009...........  $ 6.44027    $ 9.67446            0
   01/01/2010 to 12/31/2010...........  $ 9.67446    $10.97370            0
   01/01/2011 to 12/31/2011...........  $10.97370    $10.56605          619
   01/01/2012 to 12/31/2012...........  $10.56605    $12.16792          665
   01/01/2013 to 12/31/2013...........  $12.16792    $17.16472          179
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.74361    $13.27510            0
   01/01/2007 to 12/31/2007...........  $13.27510    $18.26734            0
   01/01/2008 to 12/31/2008...........  $18.26734    $ 8.94784            0
   01/01/2009 to 12/31/2009...........  $ 8.94784    $13.08863        4,378
   01/01/2010 to 12/31/2010...........  $13.08863    $15.44154        6,187
   01/01/2011 to 12/31/2011...........  $15.44154    $12.86799        2,764
   01/01/2012 to 12/31/2012...........  $12.86799    $13.05869        3,814
   01/01/2013 to 12/31/2013...........  $13.05869    $14.75729          392

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.53367    $ 9.80134            0
   01/01/2007 to 12/31/2007...........  $ 9.80134    $10.52457            0
   01/01/2008 to 12/31/2008...........  $10.52457    $10.05707            0
   01/01/2009 to 12/31/2009...........  $10.05707    $11.04358        3,089
   01/01/2010 to 12/31/2010...........  $11.04358    $11.43770        2,435
   01/01/2011 to 12/31/2011...........  $11.43770    $11.66490        1,648
   01/01/2012 to 12/31/2012...........  $11.66490    $12.02165        1,956
   01/01/2013 to 12/31/2013...........  $12.02165    $11.33244            0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62887    $11.32444            0
   01/01/2007 to 12/31/2007...........  $11.32444    $12.15039            0
   01/01/2008 to 12/31/2008...........  $12.15039    $ 6.86312            0
   01/01/2009 to 12/31/2009...........  $ 6.86312    $ 8.63315       47,184
   01/01/2010 to 12/31/2010...........  $ 8.63315    $ 9.69323       40,775
   01/01/2011 to 12/31/2011...........  $ 9.69323    $ 9.16607       22,526
   01/01/2012 to 12/31/2012...........  $ 9.16607    $ 9.96542       24,555
   01/01/2013 to 12/31/2013...........  $ 9.96542    $11.76171       23,512
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99829    $ 9.97440            0
   01/01/2008 to 12/31/2008...........  $ 9.97440    $ 9.26017            0
   01/01/2009 to 12/31/2009...........  $ 9.26017    $10.12450            0
   01/01/2010 to 12/31/2010...........  $10.12450    $10.68951        1,264
   01/01/2011 to 12/31/2011...........  $10.68951    $11.10080          429
   01/01/2012 to 12/31/2012...........  $11.10080    $11.72585          618
   01/01/2013 to 12/31/2013...........  $11.72585    $11.31310          126
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07800    $ 6.62440        4,018
   01/01/2009 to 12/31/2009...........  $ 6.62440    $ 8.43880       38,984
   01/01/2010 to 12/31/2010...........  $ 8.43880    $ 9.11172       38,950
   01/01/2011 to 12/31/2011...........  $ 9.11172    $ 8.77538       29,302
   01/01/2012 to 09/21/2012...........  $ 8.77538    $ 9.80179            0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08888    $ 7.64977            0
   01/01/2009 to 12/31/2009...........  $ 7.64977    $ 9.10826            0
   01/01/2010 to 12/31/2010...........  $ 9.10826    $10.46983            0
   01/01/2011 to 12/31/2011...........  $10.46983    $10.96726            0
   01/01/2012 to 12/31/2012...........  $10.96726    $11.90760            0
   01/01/2013 to 12/31/2013...........  $11.90760    $14.98106            0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26789    $ 7.02240            0
   01/01/2009 to 12/31/2009...........  $ 7.02240    $ 8.99671            0
   01/01/2010 to 12/31/2010...........  $ 8.99671    $10.69651            0
   01/01/2011 to 12/31/2011...........  $10.69651    $11.05307            0
   01/01/2012 to 12/31/2012...........  $11.05307    $13.21772            0
   01/01/2013 to 12/31/2013...........  $13.21772    $18.10741            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38558    $ 5.25699           0
   01/01/2009 to 12/31/2009...........  $ 5.25699    $ 5.92152           0
   01/01/2010 to 12/31/2010...........  $ 5.92152    $ 6.43365           0
   01/01/2011 to 12/31/2011...........  $ 6.43365    $ 5.42982         703
   01/01/2012 to 12/31/2012...........  $ 5.42982    $ 6.63308         756
   01/01/2013 to 12/31/2013...........  $ 6.63308    $ 8.58077         203
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15181    $ 8.31252           0
   01/01/2009 to 12/31/2009...........  $ 8.31252    $ 9.73373           0
   01/01/2010 to 12/31/2010...........  $ 9.73373    $ 9.80468           0
   01/01/2011 to 12/31/2011...........  $ 9.80468    $10.57454         700
   01/01/2012 to 12/31/2012...........  $10.57454    $12.15913         753
   01/01/2013 to 12/31/2013...........  $12.15913    $16.64400         203
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16531    $ 6.07949           0
   01/01/2009 to 12/31/2009...........  $ 6.07949    $ 7.38932           0
   01/01/2010 to 12/31/2010...........  $ 7.38932    $ 8.95612           0
   01/01/2011 to 12/31/2011...........  $ 8.95612    $ 8.61558           0
   01/01/2012 to 12/31/2012...........  $ 8.61558    $ 9.77130           0
   01/01/2013 to 12/31/2013...........  $ 9.77130    $13.22525           0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11054    $ 6.69736           0
   01/01/2009 to 12/31/2009...........  $ 6.69736    $ 8.51005       2,729
   01/01/2010 to 12/31/2010...........  $ 8.51005    $ 9.43387       1,647
   01/01/2011 to 12/31/2011...........  $ 9.43387    $ 9.52935       1,262
   01/01/2012 to 12/31/2012...........  $ 9.52935    $10.52001       1,357
   01/01/2013 to 12/31/2013...........  $10.52001    $13.46336         365
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24132    $ 6.25380           0
   01/01/2009 to 12/31/2009...........  $ 6.25380    $ 7.31738           0
   01/01/2010 to 12/31/2010...........  $ 7.31738    $ 8.09105           0
   01/01/2011 to 12/31/2011...........  $ 8.09105    $ 7.82346           0
   01/01/2012 to 12/31/2012...........  $ 7.82346    $ 8.84385           0
   01/01/2013 to 12/31/2013...........  $ 8.84385    $11.25131           0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07232    $ 6.18199           0
   01/01/2009 to 12/31/2009...........  $ 6.18199    $ 8.37491         932
   01/01/2010 to 12/31/2010...........  $ 8.37491    $10.53374         562
   01/01/2011 to 12/31/2011...........  $10.53374    $10.01888         429
   01/01/2012 to 12/31/2012...........  $10.01888    $11.32177         462
   01/01/2013 to 12/31/2013...........  $11.32177    $14.47394         124

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18830    $ 6.44572         0
   01/01/2009 to 12/31/2009...........  $ 6.44572    $ 8.26226         0
   01/01/2010 to 12/31/2010...........  $ 8.26226    $ 9.74747         0
   01/01/2011 to 12/31/2011...........  $ 9.74747    $ 9.17262         0
   01/01/2012 to 12/31/2012...........  $ 9.17262    $10.47165         0
   01/01/2013 to 12/31/2013...........  $10.47165    $13.55469         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25880    $ 5.50234         0
   01/01/2009 to 12/31/2009...........  $ 5.50234    $ 6.89260         0
   01/01/2010 to 12/31/2010...........  $ 6.89260    $ 8.41782         0
   01/01/2011 to 12/31/2011...........  $ 8.41782    $ 8.63656         0
   01/01/2012 to 12/31/2012...........  $ 8.63656    $ 9.91107         0
   01/01/2013 to 12/31/2013...........  $ 9.91107    $ 9.71611         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11344    $ 6.79014         0
   01/01/2009 to 12/31/2009...........  $ 6.79014    $ 8.39089         0
   01/01/2010 to 12/31/2010...........  $ 8.39089    $10.33254         0
   01/01/2011 to 12/31/2011...........  $10.33254    $10.24997         0
   01/01/2012 to 12/31/2012...........  $10.24997    $11.29179         0
   01/01/2013 to 12/31/2013...........  $11.29179    $15.53056         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22844    $ 7.15855         0
   01/01/2009 to 12/31/2009...........  $ 7.15855    $ 8.44181         0
   01/01/2010 to 12/31/2010...........  $ 8.44181    $10.09576         0
   01/01/2011 to 12/31/2011...........  $10.09576    $ 9.48274         0
   01/01/2012 to 12/31/2012...........  $ 9.48274    $10.78788         0
   01/01/2013 to 12/31/2013...........  $10.78788    $14.54699         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27802    $ 7.24797         0
   01/01/2009 to 12/31/2009...........  $ 7.24797    $ 7.61851         0
   01/01/2010 to 12/31/2010...........  $ 7.61851    $ 8.63243         0
   01/01/2011 to 12/31/2011...........  $ 8.63243    $ 8.61317         0
   01/01/2012 to 12/31/2012...........  $ 8.61317    $ 9.82906         0
   01/01/2013 to 12/31/2013...........  $ 9.82906    $10.78878         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09847    $ 7.19472         0
   01/01/2009 to 12/31/2009...........  $ 7.19472    $ 7.80329         0
   01/01/2010 to 12/31/2010...........  $ 7.80329    $ 8.09752         0
   01/01/2011 to 12/31/2011...........  $ 8.09752    $ 9.32008         0
   01/01/2012 to 12/31/2012...........  $ 9.32008    $ 9.14088         0
   01/01/2013 to 12/31/2013...........  $ 9.14088    $10.14482         0

*  Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: SPOUSAL LIFETIME FIVE INCOME BENEFIT ONLY (2.25%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.38461    $10.94529      146,936
   01/01/2007 to 12/31/2007...........  $10.94529    $11.68877      307,829
   01/01/2008 to 12/31/2008...........  $11.68877    $ 7.79271      333,079
   01/01/2009 to 12/31/2009...........  $ 7.79271    $ 9.47766      310,818
   01/01/2010 to 12/31/2010...........  $ 9.47766    $10.37822      298,352
   01/01/2011 to 12/31/2011...........  $10.37822    $ 9.88032      285,686
   01/01/2012 to 12/31/2012...........  $ 9.88032    $10.87687      270,819
   01/01/2013 to 12/31/2013...........  $10.87687    $11.69852      230,217
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14215    $10.61267       29,841
   01/01/2007 to 12/31/2007...........  $10.61267    $11.36459       49,540
   01/01/2008 to 12/31/2008...........  $11.36459    $ 7.80171       46,791
   01/01/2009 to 12/31/2009...........  $ 7.80171    $ 9.62915       47,549
   01/01/2010 to 12/31/2010...........  $ 9.62915    $10.70809       47,062
   01/01/2011 to 12/31/2011...........  $10.70809    $10.48454       45,027
   01/01/2012 to 12/31/2012...........  $10.48454    $11.65298       43,458
   01/01/2013 to 12/31/2013...........  $11.65298    $13.28346       36,437
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.68420    $11.75492            0
   01/01/2007 to 12/31/2007...........  $11.75492    $11.48262            0
   01/01/2008 to 12/31/2008...........  $11.48262    $ 7.32789            0
   01/01/2009 to 12/31/2009...........  $ 7.32789    $ 8.44044            0
   01/01/2010 to 12/31/2010...........  $ 8.44044    $ 9.39776            0
   01/01/2011 to 12/31/2011...........  $ 9.39776    $ 9.51953            0
   01/01/2012 to 05/04/2012...........  $ 9.51953    $10.32353            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.33511    $10.83790       70,893
   01/01/2007 to 12/31/2007...........  $10.83790    $11.56011      149,800
   01/01/2008 to 12/31/2008...........  $11.56011    $ 8.06061      150,333
   01/01/2009 to 12/31/2009...........  $ 8.06061    $ 9.71989      157,636
   01/01/2010 to 12/31/2010...........  $ 9.71989    $10.67667      150,273
   01/01/2011 to 12/31/2011...........  $10.67667    $10.31523      143,347
   01/01/2012 to 12/31/2012...........  $10.31523    $11.34646      136,824
   01/01/2013 to 12/31/2013...........  $11.34646    $13.05510      130,435

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99756    $ 9.13191       74,151
   01/01/2012 to 12/31/2012...........  $ 9.13191    $ 9.99296       74,023
   01/01/2013 to 12/31/2013...........  $ 9.99296    $10.83380       73,861
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99817    $10.46009            0
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009..........  $ 9.93817    $ 9.60041            0
   01/01/2010 to 12/31/2010...........  $ 9.60041    $10.38216            0
   01/01/2011 to 12/31/2011...........  $10.38216    $11.13290            0
   01/01/2012 to 12/31/2012...........  $11.13290    $11.34091            0
   01/01/2013 to 12/31/2013...........  $11.34091    $11.01490            0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009..........  $ 9.92260    $ 9.66626            0
   01/01/2010 to 12/31/2010...........  $ 9.66626    $10.51104            0
   01/01/2011 to 12/31/2011...........  $10.51104    $11.67616            0
   01/01/2012 to 12/31/2012...........  $11.67616    $12.07152            0
   01/01/2013 to 12/31/2013...........  $12.07152    $11.43481            0
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009..........  $ 9.90537    $ 9.56715            0
   01/01/2010 to 12/31/2010...........  $ 9.56715    $10.41967            0
   01/01/2011 to 12/31/2011...........  $10.41967    $11.81852            0
   01/01/2012 to 12/31/2012...........  $11.81852    $12.23524            0
   01/01/2013 to 12/31/2013...........  $12.23524    $11.38790            0
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009..........  $ 9.88409    $ 9.24236            0
   01/01/2010 to 12/31/2010...........  $ 9.24236    $10.10963            0
   01/01/2011 to 12/31/2011...........  $10.10963    $11.73410            0
   01/01/2012 to 12/31/2012...........  $11.73410    $12.20077            0
   01/01/2013 to 12/31/2013...........  $12.20077    $11.15482            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99756    $10.96344            0
   01/01/2011 to 12/31/2011...........  $10.96344    $12.89923            0
   01/01/2012 to 12/31/2012...........  $12.89923    $13.47203            0
   01/01/2013 to 12/31/2013...........  $13.47203    $12.25318            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99817    $11.97169            0
   01/01/2012 to 12/31/2012...........  $11.97169    $12.39242            0
   01/01/2013 to 12/31/2013...........  $12.39242    $10.93851            0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99757    $10.35646            0
   01/01/2013 to 12/31/2013...........  $10.35646    $ 9.09549            0
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99878    $ 8.71387            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.50360    $11.12115       88,438
   01/01/2007 to 12/31/2007...........  $11.12115    $11.93342      195,338
   01/01/2008 to 12/31/2008...........  $11.93342    $ 7.59294      196,185
   01/01/2009 to 12/31/2009...........  $ 7.59294    $ 9.30688      209,267
   01/01/2010 to 12/31/2010...........  $ 9.30688    $10.31961      167,220
   01/01/2011 to 12/31/2011...........  $10.31961    $ 9.84787      162,561
   01/01/2012 to 12/31/2012...........  $ 9.84787    $10.95243      143,150
   01/01/2013 to 12/31/2013...........  $10.95243    $13.14089      138,668
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99817    $11.60723            0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.09878    $15.99622            0
   01/01/2007 to 12/31/2007...........  $15.99622    $12.52355            0
   01/01/2008 to 12/31/2008...........  $12.52355    $ 7.95449            0
   01/01/2009 to 12/31/2009...........  $ 7.95449    $10.26325            0
   01/01/2010 to 12/31/2010...........  $10.26325    $12.91748            0
   01/01/2011 to 12/31/2011...........  $12.91748    $13.46633            0
   01/01/2012 to 12/31/2012...........  $13.46633    $15.19077            0
   01/01/2013 to 12/31/2013...........  $15.19077    $15.32188            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.20903    $11.69708            0
   01/01/2007 to 12/31/2007...........  $11.69708    $ 9.40579            0
   01/01/2008 to 07/18/2008...........  $ 9.40579    $ 8.59151            0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99817    $ 9.65239            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.14965    $12.04505            0
   01/01/2007 to 12/31/2007...........  $12.04505    $13.09925            0
   01/01/2008 to 12/31/2008...........  $13.09925    $ 7.16200            0
   01/01/2009 to 12/31/2009...........  $ 7.16200    $ 9.29215            0
   01/01/2010 to 12/31/2010...........  $ 9.29215    $12.04549            0
   01/01/2011 to 12/31/2011...........  $12.04549    $10.23600            0
   01/01/2012 to 12/31/2012...........  $10.23600    $12.01985            0
   01/01/2013 to 12/31/2013...........  $12.01985    $16.55303            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10345    $ 7.47852            0
   01/01/2009 to 12/31/2009...........  $ 7.47852    $ 8.86670            0
   01/01/2010 to 12/31/2010...........  $ 8.86670    $ 9.82698            0
   01/01/2011 to 12/31/2011...........  $ 9.82698    $ 9.37344          704
   01/01/2012 to 12/31/2012...........  $ 9.37344    $10.41682          896
   01/01/2013 to 12/31/2013...........  $10.41682    $12.14611          842
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04243    $10.53407       27,630
   01/01/2007 to 12/31/2007...........  $10.53407    $11.18251       37,674
   01/01/2008 to 12/31/2008...........  $11.18251    $ 7.16462       34,344
   01/01/2009 to 12/31/2009...........  $ 7.16462    $ 8.67826       34,026
   01/01/2010 to 12/31/2010...........  $ 8.67826    $ 9.70641       33,750
   01/01/2011 to 12/31/2011...........  $ 9.70641    $ 9.35035       31,621
   01/01/2012 to 12/31/2012...........  $ 9.35035    $10.11678       30,169
   01/01/2013 to 12/31/2013...........  $10.11678    $11.35451       25,713
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99818    $ 7.45402            0
   01/01/2009 to 11/13/2009...........  $ 7.45402    $ 8.29630            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99818    $10.70738          757
   01/01/2013 to 12/31/2013...........  $10.70738    $13.03450          757
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99817    $10.77527            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17485    $ 6.09790            0
   01/01/2009 to 12/31/2009...........  $ 6.09790    $ 8.05684            0
   01/01/2010 to 12/31/2010...........  $ 8.05684    $ 9.47128            0
   01/01/2011 to 12/31/2011...........  $ 9.47128    $ 8.79636            0
   01/01/2012 to 12/31/2012...........  $ 8.79636    $10.90830            0
   01/01/2013 to 12/31/2013...........  $10.90830    $11.13207            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.20329    $11.51996            0
   01/01/2007 to 12/31/2007...........  $11.51996    $12.84145            0
   01/01/2008 to 12/31/2008...........  $12.84145    $ 7.50118            0
   01/01/2009 to 12/31/2009...........  $ 7.50118    $10.96011            0
   01/01/2010 to 12/31/2010...........  $10.96011    $11.82166            0
   01/01/2011 to 12/31/2011...........  $11.82166    $11.10435            0
   01/01/2012 to 12/31/2012...........  $11.10435    $13.00602            0
   01/01/2013 to 12/31/2013...........  $13.00602    $16.50274            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.61651    $11.71945          0
   01/01/2007 to 12/31/2007...........  $11.71945    $12.04791          0
   01/01/2008 to 12/31/2008...........  $12.04791    $ 6.98810          0
   01/01/2009 to 12/31/2009...........  $ 6.98810    $ 8.14575          0
   01/01/2010 to 12/31/2010...........  $ 8.14575    $ 8.99314          0
   01/01/2011 to 12/31/2011...........  $ 8.99314    $ 8.31011          0
   01/01/2012 to 12/31/2012...........  $ 8.31011    $ 9.72534          0
   01/01/2013 to 12/31/2013...........  $ 9.72534    $12.70180          0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.08434    $10.94421          0
   01/01/2007 to 12/31/2007...........  $10.94421    $12.77287          0
   01/01/2008 to 12/31/2008...........  $12.77287    $ 7.39570          0
   01/01/2009 to 12/31/2009...........  $ 7.39570    $11.36264          0
   01/01/2010 to 12/31/2010...........  $11.36264    $13.31590          0
   01/01/2011 to 12/31/2011...........  $13.31590    $12.63558          0
   01/01/2012 to 12/31/2012...........  $12.63558    $14.78088          0
   01/01/2013 to 12/31/2013...........  $14.78088    $19.10921          0
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08912    $ 7.58716        789
   01/01/2009 to 12/31/2009...........  $ 7.58716    $ 9.15528        788
   01/01/2010 to 12/31/2010...........  $ 9.15528    $ 9.99239        788
   01/01/2011 to 12/31/2011...........  $ 9.99239    $ 9.72331        788
   01/01/2012 to 12/31/2012...........  $ 9.72331    $10.47221        787
   01/01/2013 to 12/31/2013...........  $10.47221    $11.24773        787
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03306    $ 7.61998          0
   01/01/2009 to 12/31/2009...........  $ 7.61998    $ 9.45304          0
   01/01/2010 to 12/31/2010...........  $ 9.45304    $11.71980          0
   01/01/2011 to 12/31/2011...........  $11.71980    $11.61152          0
   01/01/2012 to 12/31/2012...........  $11.61152    $13.13736          0
   01/01/2013 to 12/31/2013...........  $13.13736    $17.83518          0
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.50768    $12.69696          0
   01/01/2007 to 12/31/2007...........  $12.69696    $12.56242          0
   01/01/2008 to 12/31/2008...........  $12.56242    $ 7.70297          0
   01/01/2009 to 12/31/2009...........  $ 7.70297    $ 8.90897          0
   01/01/2010 to 12/31/2010...........  $ 8.90897    $ 9.79708          0
   01/01/2011 to 12/31/2011...........  $ 9.79708    $ 9.53469          0
   01/01/2012 to 12/31/2012...........  $ 9.53469    $10.57417          0
   01/01/2013 to 12/31/2013...........  $10.57417    $13.92281          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.05733    $10.59002         0
   01/01/2007 to 12/31/2007...........  $10.59002    $10.61268         0
   01/01/2008 to 12/31/2008...........  $10.61268    $ 7.72782         0
   01/01/2009 to 12/31/2009...........  $ 7.72782    $10.24484         0
   01/01/2010 to 12/31/2010...........  $10.24484    $11.37212         0
   01/01/2011 to 12/31/2011...........  $11.37212    $11.47527         0
   01/01/2012 to 12/31/2012...........  $11.47527    $12.77941         0
   01/01/2013 to 12/31/2013...........  $12.77941    $13.39553         0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99169    $10.56677         0
   01/01/2007 to 12/31/2007...........  $10.56677    $12.30178         0
   01/01/2008 to 12/31/2008...........  $12.30178    $ 5.98731         0
   01/01/2009 to 12/31/2009...........  $ 5.98731    $ 7.92187         0
   01/01/2010 to 12/31/2010...........  $ 7.92187    $ 8.87097         0
   01/01/2011 to 12/31/2011...........  $ 8.87097    $ 7.55472         0
   01/01/2012 to 12/31/2012...........  $ 7.55472    $ 8.89293         0
   01/01/2013 to 12/31/2013...........  $ 8.89293    $10.35465         0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00984    $10.82889         0
   01/01/2007 to 12/31/2007...........  $10.82889    $12.47484         0
   01/01/2008 to 12/31/2008...........  $12.47484    $ 6.83160         0
   01/01/2009 to 12/31/2009...........  $ 6.83160    $ 8.71894         0
   01/01/2010 to 12/31/2010...........  $ 8.71894    $ 9.47217         0
   01/01/2011 to 12/31/2011...........  $ 9.47217    $ 8.10141         0
   01/01/2012 to 12/31/2012...........  $ 8.10141    $ 9.24419         0
   01/01/2013 to 12/31/2013...........  $ 9.24419    $10.80070         0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11164    $ 7.11287         0
   01/01/2009 to 12/31/2009...........  $ 7.11287    $ 8.81140         0
   01/01/2010 to 12/31/2010...........  $ 8.81140    $ 9.80827         0
   01/01/2011 to 12/31/2011...........  $ 9.80827    $ 9.53814         0
   01/01/2012 to 12/31/2012...........  $ 9.53814    $10.59496         0
   01/01/2013 to 12/31/2013...........  $10.59496    $12.04899         0
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.07550    $12.73435         0
   01/01/2007 to 12/31/2007...........  $12.73435    $13.62815         0
   01/01/2008 to 12/31/2008...........  $13.62815    $ 7.81267         0
   01/01/2009 to 12/31/2009...........  $ 7.81267    $10.38229         0
   01/01/2010 to 12/31/2010...........  $10.38229    $10.88206         0
   01/01/2011 to 12/31/2011...........  $10.88206    $ 9.66899         0
   01/01/2012 to 12/31/2012...........  $ 9.66899    $11.52759         0
   01/01/2013 to 12/31/2013...........  $11.52759    $13.00571         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.90941    $11.49327            0
   01/01/2007 to 12/31/2007...........  $11.49327    $11.45739          321
   01/01/2008 to 12/31/2008...........  $11.45739    $ 9.23119       10,260
   01/01/2009 to 12/31/2009...........  $ 9.23119    $11.01602       10,680
   01/01/2010 to 12/31/2010...........  $11.01602    $11.56220       10,257
   01/01/2011 to 12/31/2011...........  $11.56220    $11.33459        9,773
   01/01/2012 to 12/31/2012...........  $11.33459    $12.27304        9,228
   01/01/2013 to 12/31/2013...........  $12.27304    $13.32716        8,763
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08356    $10.28302            0
   01/01/2010 to 12/31/2010...........  $10.28302    $11.19487            0
   01/01/2011 to 12/31/2011...........  $11.19487    $11.02146            0
   01/01/2012 to 12/31/2012...........  $11.02146    $12.41541            0
   01/01/2013 to 12/31/2013...........  $12.41541    $16.57359            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14494    $10.29281            0
   01/01/2010 to 12/31/2010...........  $10.29281    $11.44781            0
   01/01/2011 to 12/31/2011...........  $11.44781    $10.53872            0
   01/01/2012 to 12/31/2012...........  $10.53872    $11.67038            0
   01/01/2013 to 12/31/2013...........  $11.67038    $15.00093            0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.04913    $12.17354            0
   01/01/2007 to 12/31/2007...........  $12.17354    $11.54866            0
   01/01/2008 to 12/31/2008...........  $11.54866    $ 6.60817            0
   01/01/2009 to 12/31/2009...........  $ 6.60817    $ 7.71877            0
   01/01/2010 to 12/31/2010...........  $ 7.71877    $ 8.54237            0
   01/01/2011 to 12/31/2011...........  $ 8.54237    $ 8.00512            0
   01/01/2012 to 12/31/2012...........  $ 8.00512    $ 9.15076            0
   01/01/2013 to 12/31/2013...........  $ 9.15076    $12.51678            0
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.12177    $11.38185            0
   01/01/2007 to 12/31/2007...........  $11.38185    $12.79579            0
   01/01/2008 to 12/31/2008...........  $12.79579    $ 7.05018            0
   01/01/2009 to 12/31/2009...........  $ 7.05018    $ 8.94686            0
   01/01/2010 to 12/31/2010...........  $ 8.94686    $10.47834            0
   01/01/2011 to 12/31/2011...........  $10.47834    $10.15451            0
   01/01/2012 to 12/31/2012...........  $10.15451    $11.14880            0
   01/01/2013 to 12/31/2013...........  $11.14880    $14.89547            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.18232    $10.63464         0
   01/01/2007 to 12/31/2007...........  $10.63464    $11.03240         0
   01/01/2008 to 12/31/2008...........  $11.03240    $ 8.28063         0
   01/01/2009 to 12/31/2009...........  $ 8.28063    $10.90085         0
   01/01/2010 to 12/31/2010...........  $10.90085    $12.09106         0
   01/01/2011 to 12/31/2011...........  $12.09106    $13.02828         0
   01/01/2012 to 12/31/2012...........  $13.02828    $13.49666         0
   01/01/2013 to 12/31/2013...........  $13.49666    $12.93554         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.41248    $12.67817         0
   01/01/2007 to 12/31/2007...........  $12.67817    $13.56337         0
   01/01/2008 to 12/31/2008...........  $13.56337    $ 8.75586         0
   01/01/2009 to 12/31/2009...........  $ 8.75586    $11.26126         0
   01/01/2010 to 12/31/2010...........  $11.26126    $12.34035         0
   01/01/2011 to 12/31/2011...........  $12.34035    $11.69116         0
   01/01/2012 to 12/31/2012...........  $11.69116    $14.07213         0
   01/01/2013 to 12/31/2013...........  $14.07213    $17.56575         0
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.02534    $11.48567         0
   01/01/2007 to 12/31/2007...........  $11.48567    $12.92858         0
   01/01/2008 to 12/31/2008...........  $12.92858    $ 8.05364         0
   01/01/2009 to 12/31/2009...........  $ 8.05364    $ 9.79086         0
   01/01/2010 to 12/31/2010...........  $ 9.79086    $10.79966         0
   01/01/2011 to 12/31/2011...........  $10.79966    $10.49959         0
   01/01/2012 to 12/31/2012...........  $10.49959    $12.02243         0
   01/01/2013 to 12/31/2013...........  $12.02243    $16.07390         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99818    $10.17554         0
   01/01/2013 to 12/31/2013...........  $10.17554    $13.38557         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.02794    $11.51347         0
   01/01/2007 to 12/31/2007...........  $11.51347    $11.56862         0
   01/01/2008 to 12/31/2008...........  $11.56862    $ 7.00032         0
   01/01/2009 to 12/31/2009...........  $ 7.00032    $ 9.50836         0
   01/01/2010 to 12/31/2010...........  $ 9.50836    $11.49463         0
   01/01/2011 to 12/31/2011...........  $11.49463    $10.85406         0
   01/01/2012 to 12/31/2012...........  $10.85406    $12.56906         0
   01/01/2013 to 12/31/2013...........  $12.56906    $16.27725         0
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99935    $10.17121         0
   01/01/2007 to 12/31/2007...........  $10.17121    $10.43398         0
   01/01/2008 to 12/31/2008...........  $10.43398    $10.46036         0
   01/01/2009 to 12/31/2009...........  $10.46036    $10.25552         0
   01/01/2010 to 12/31/2010...........  $10.25552    $10.03229         0
   01/01/2011 to 12/31/2011...........  $10.03229    $ 9.81415         0
   01/01/2012 to 12/31/2012...........  $ 9.81415    $ 9.59827         0
   01/01/2013 to 12/31/2013...........  $ 9.59827    $ 9.38716         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.63310    $11.73524         0
   01/01/2007 to 12/31/2007...........  $11.73524    $11.83935         0
   01/01/2008 to 12/31/2008...........  $11.83935    $ 6.68549         0
   01/01/2009 to 12/31/2009...........  $ 6.68549    $ 9.19594         0
   01/01/2010 to 12/31/2010...........  $ 9.19594    $11.10141         0
   01/01/2011 to 12/31/2011...........  $11.10141    $10.58780         0
   01/01/2012 to 12/31/2012...........  $10.58780    $12.12804         0
   01/01/2013 to 12/31/2013...........  $12.12804    $16.84393         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02808    $10.06097         0
   01/01/2012 to 12/31/2012...........  $10.06097    $10.31851         0
   01/01/2013 to 12/31/2013...........  $10.31851    $ 9.80546         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.33643    $12.58620         0
   01/01/2007 to 12/31/2007...........  $12.58620    $15.04070         0
   01/01/2008 to 12/31/2008...........  $15.04070    $ 8.35729         0
   01/01/2009 to 12/31/2009...........  $ 8.35729    $10.60820         0
   01/01/2010 to 12/31/2010...........  $10.60820    $13.35009         0
   01/01/2011 to 12/31/2011...........  $13.35009    $13.27697         0
   01/01/2012 to 12/31/2012...........  $13.27697    $14.59214         0
   01/01/2013 to 12/31/2013...........  $14.59214    $18.92509         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.47605    $10.81666         0
   01/01/2007 to 12/31/2007...........  $10.81666    $12.55697         0
   01/01/2008 to 12/31/2008...........  $12.55697    $ 7.05627         0
   01/01/2009 to 12/31/2009...........  $ 7.05627    $ 8.45808         0
   01/01/2010 to 12/31/2010...........  $ 8.45808    $ 9.94865         0
   01/01/2011 to 04/29/2011...........  $ 9.94865    $11.13856         0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99818    $10.28444         0
   01/01/2013 to 12/31/2013...........  $10.28444    $11.96070         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10092    $ 5.55970         0
   01/01/2009 to 12/31/2009...........  $ 5.55970    $ 9.05407         0
   01/01/2010 to 12/31/2010...........  $ 9.05407    $10.82692         0
   01/01/2011 to 12/31/2011...........  $10.82692    $ 8.44241         0
   01/01/2012 to 12/31/2012...........  $ 8.44241    $ 9.73673         0
   01/01/2013 to 12/31/2013...........  $ 9.73673    $ 9.54367         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.01081    $10.16415            0
   01/01/2007 to 12/31/2007...........  $10.16415    $10.61523            0
   01/01/2008 to 12/31/2008...........  $10.61523    $10.49732            0
   01/01/2009 to 12/31/2009...........  $10.49732    $11.31653            0
   01/01/2010 to 12/31/2010...........  $11.31653    $11.49897            0
   01/01/2011 to 12/31/2011...........  $11.49897    $11.49917            0
   01/01/2012 to 12/31/2012...........  $11.49917    $11.77377            0
   01/01/2013 to 12/31/2013...........  $11.77377    $11.26437            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97082    $10.26474            0
   01/01/2007 to 12/31/2007...........  $10.26474    $10.87171            0
   01/01/2008 to 12/31/2008...........  $10.87171    $10.39223            0
   01/01/2009 to 12/31/2009...........  $10.39223    $11.84329            0
   01/01/2010 to 12/31/2010...........  $11.84329    $12.47663            0
   01/01/2011 to 12/31/2011...........  $12.47663    $12.59042            0
   01/01/2012 to 12/31/2012...........  $12.59042    $13.46070            0
   01/01/2013 to 12/31/2013...........  $13.46070    $12.92255            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.18649    $10.59390       19,236
   01/01/2007 to 12/31/2007...........  $10.59390    $11.26294       28,396
   01/01/2008 to 12/31/2008...........  $11.26294    $ 8.86866       36,275
   01/01/2009 to 12/31/2009...........  $ 8.86866    $10.41144       25,350
   01/01/2010 to 12/31/2010...........  $10.41144    $11.25882       36,967
   01/01/2011 to 12/31/2011...........  $11.25882    $11.12122       38,673
   01/01/2012 to 12/31/2012...........  $11.12122    $12.00437       37,300
   01/01/2013 to 12/31/2013...........  $12.00437    $12.82173       35,427
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01809    $10.06089            0
   01/01/2012 to 12/31/2012...........  $10.06089    $10.53869            0
   01/01/2013 to 12/31/2013...........  $10.53869    $10.06837            0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16209    $10.43578        2,268
   01/01/2007 to 12/31/2007...........  $10.43578    $11.37013        7,568
   01/01/2008 to 12/31/2008...........  $11.37013    $ 6.59282        6,685
   01/01/2009 to 12/31/2009...........  $ 6.59282    $ 8.12252        6,480
   01/01/2010 to 12/31/2010...........  $ 8.12252    $ 9.45472        6,257
   01/01/2011 to 12/31/2011...........  $ 9.45472    $ 8.67232        6,945
   01/01/2012 to 12/31/2012...........  $ 8.67232    $ 9.57690        8,588
   01/01/2013 to 12/31/2013...........  $ 9.57690    $10.96089        8,292
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.61055    $11.40033            0
   01/01/2007 to 12/31/2007...........  $11.40033    $11.38033            0
   01/01/2008 to 12/31/2008...........  $11.38033    $ 6.82050            0
   01/01/2009 to 12/31/2009...........  $ 6.82050    $ 8.12604            0
   01/01/2010 to 12/31/2010...........  $ 8.12604    $ 9.14329            0
   01/01/2011 to 12/31/2011...........  $ 9.14329    $ 9.25157            0
   01/01/2012 to 12/31/2012...........  $ 9.25157    $10.74903            0
   01/01/2013 to 12/31/2013...........  $10.74903    $13.92157            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99817    $ 8.86648          0
   01/01/2012 to 12/31/2012...........  $ 8.86648    $ 9.81199          0
   01/01/2013 to 12/31/2013...........  $ 9.81199    $11.74541          0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08094    $ 7.31895        797
   01/01/2009 to 12/31/2009...........  $ 7.31895    $ 8.83205        796
   01/01/2010 to 12/31/2010...........  $ 8.83205    $ 9.66727        796
   01/01/2011 to 12/31/2011...........  $ 9.66727    $ 9.28309        795
   01/01/2012 to 12/31/2012...........  $ 9.28309    $10.01191        795
   01/01/2013 to 12/31/2013...........  $10.01191    $11.00969        795
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09912    $ 6.67246          0
   01/01/2009 to 12/31/2009...........  $ 6.67246    $ 8.27770          0
   01/01/2010 to 12/31/2010...........  $ 8.27770    $ 9.25676          0
   01/01/2011 to 12/31/2011...........  $ 9.25676    $ 8.83709          0
   01/01/2012 to 12/31/2012...........  $ 8.83709    $10.01673          0
   01/01/2013 to 12/31/2013...........  $10.01673    $11.56557          0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.43974    $11.01325          0
   01/01/2007 to 12/31/2007...........  $11.01325    $11.73026          0
   01/01/2008 to 12/31/2008...........  $11.73026    $ 8.00838          0
   01/01/2009 to 12/31/2009...........  $ 8.00838    $ 9.97919          0
   01/01/2010 to 12/31/2010...........  $ 9.97919    $10.91252          0
   01/01/2011 to 12/31/2011...........  $10.91252    $10.31190          0
   01/01/2012 to 12/31/2012...........  $10.31190    $11.20774          0
   01/01/2013 to 12/31/2013...........  $11.20774    $12.53953          0
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90465    $ 9.87625          0
   01/01/2007 to 12/31/2007...........  $ 9.87625    $10.34839          0
   01/01/2008 to 12/31/2008...........  $10.34839    $ 6.57832          0
   01/01/2009 to 12/31/2009...........  $ 6.57832    $ 8.61513          0
   01/01/2010 to 12/31/2010...........  $ 8.61513    $11.49409          0
   01/01/2011 to 12/31/2011...........  $11.49409    $11.13148          0
   01/01/2012 to 12/31/2012...........  $11.13148    $12.21161          0
   01/01/2013 to 12/31/2013...........  $12.21161    $16.14369          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.92633    $12.44163            0
   01/01/2007 to 12/31/2007...........  $12.44163    $11.48395            0
   01/01/2008 to 12/31/2008...........  $11.48395    $ 7.89338            0
   01/01/2009 to 12/31/2009...........  $ 7.89338    $ 9.80392            0
   01/01/2010 to 12/31/2010...........  $ 9.80392    $12.08066            0
   01/01/2011 to 12/31/2011...........  $12.08066    $11.10904            0
   01/01/2012 to 12/31/2012...........  $11.10904    $12.83722            0
   01/01/2013 to 12/31/2013...........  $12.83722    $17.25050            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.67335    $11.33991            0
   01/01/2007 to 12/31/2007...........  $11.33991    $11.79020       16,027
   01/01/2008 to 12/31/2008...........  $11.79020    $ 8.53907       30,264
   01/01/2009 to 12/31/2009...........  $ 8.53907    $10.36705       27,345
   01/01/2010 to 12/31/2010...........  $10.36705    $11.30851       37,564
   01/01/2011 to 12/31/2011...........  $11.30851    $11.27944       37,419
   01/01/2012 to 12/31/2012...........  $11.27944    $12.51966       35,263
   01/01/2013 to 12/31/2013...........  $12.51966    $14.30533       33,258
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.98800    $12.18054            0
   01/01/2007 to 12/31/2007...........  $12.18054    $11.48624            0
   01/01/2008 to 12/31/2008...........  $11.48624    $ 6.52810            0
   01/01/2009 to 12/31/2009...........  $ 6.52810    $ 7.90362            0
   01/01/2010 to 12/31/2010...........  $ 7.90362    $ 8.75354            0
   01/01/2011 to 12/31/2011...........  $ 8.75354    $ 8.42085            0
   01/01/2012 to 12/31/2012...........  $ 8.42085    $ 9.65593            0
   01/01/2013 to 12/31/2013...........  $ 9.65593    $12.24682            0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93969    $10.42785            0
   01/01/2007 to 12/31/2007...........  $10.42785    $11.03694            0
   01/01/2008 to 12/31/2008...........  $11.03694    $ 6.41495            0
   01/01/2009 to 12/31/2009...........  $ 6.41495    $ 9.62234            0
   01/01/2010 to 12/31/2010...........  $ 9.62234    $10.89854            0
   01/01/2011 to 12/31/2011...........  $10.89854    $10.47838            0
   01/01/2012 to 12/31/2012...........  $10.47838    $12.04928            0
   01/01/2013 to 12/31/2013...........  $12.04928    $16.97245            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.72060    $13.23998            0
   01/01/2007 to 12/31/2007...........  $13.23998    $18.19215            0
   01/01/2008 to 12/31/2008...........  $18.19215    $ 8.89797            0
   01/01/2009 to 12/31/2009...........  $ 8.89797    $12.99675            0
   01/01/2010 to 12/31/2010...........  $12.99675    $15.31064            0
   01/01/2011 to 12/31/2011...........  $15.31064    $12.74029            0
   01/01/2012 to 12/31/2012...........  $12.74029    $12.91003            0
   01/01/2013 to 12/31/2013...........  $12.91003    $14.56784            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.51777    $ 9.77542          0
   01/01/2007 to 12/31/2007...........  $ 9.77542    $10.48123          0
   01/01/2008 to 12/31/2008...........  $10.48123    $10.00096          0
   01/01/2009 to 12/31/2009...........  $10.00096    $10.96586          0
   01/01/2010 to 12/31/2010...........  $10.96586    $11.34046          0
   01/01/2011 to 12/31/2011...........  $11.34046    $11.54872          0
   01/01/2012 to 12/31/2012...........  $11.54872    $11.88441          0
   01/01/2013 to 12/31/2013...........  $11.88441    $11.18657          0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62249    $11.30662          0
   01/01/2007 to 12/31/2007...........  $11.30662    $12.11353          0
   01/01/2008 to 12/31/2008...........  $12.11353    $ 6.83224          0
   01/01/2009 to 12/31/2009...........  $ 6.83224    $ 8.58160          0
   01/01/2010 to 12/31/2010...........  $ 8.58160    $ 9.62121          0
   01/01/2011 to 12/31/2011...........  $ 9.62121    $ 9.08459          0
   01/01/2012 to 12/31/2012...........  $ 9.08459    $ 9.86225          0
   01/01/2013 to 12/31/2013...........  $ 9.86225    $11.62287          0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99817    $ 9.97260          0
   01/01/2008 to 12/31/2008...........  $ 9.97260    $ 9.24479          0
   01/01/2009 to 12/31/2009...........  $ 9.24479    $10.09286          0
   01/01/2010 to 12/31/2010...........  $10.09286    $10.64051          0
   01/01/2011 to 12/31/2011...........  $10.64051    $11.03361          0
   01/01/2012 to 12/31/2012...........  $11.03361    $11.63787          0
   01/01/2013 to 12/31/2013...........  $11.63787    $11.21185          0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07796    $ 6.61789        829
   01/01/2009 to 12/31/2009...........  $ 6.61789    $ 8.41819        829
   01/01/2010 to 12/31/2010...........  $ 8.41819    $ 9.07616        828
   01/01/2011 to 12/31/2011...........  $ 9.07616    $ 8.72845        828
   01/01/2012 to 09/21/2012...........  $ 8.72845    $ 9.73895          0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08884    $ 7.64224          0
   01/01/2009 to 12/31/2009...........  $ 7.64224    $ 9.08601          0
   01/01/2010 to 12/31/2010...........  $ 9.08601    $10.42895          0
   01/01/2011 to 12/31/2011...........  $10.42895    $10.90842          0
   01/01/2012 to 12/31/2012...........  $10.90842    $11.82635          0
   01/01/2013 to 12/31/2013...........  $11.82635    $14.85707          0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26785    $ 7.01551          0
   01/01/2009 to 12/31/2009...........  $ 7.01551    $ 8.97465          0
   01/01/2010 to 12/31/2010...........  $ 8.97465    $10.65472          0
   01/01/2011 to 12/31/2011...........  $10.65472    $10.99375          0
   01/01/2012 to 12/31/2012...........  $10.99375    $13.12731          0
   01/01/2013 to 12/31/2013...........  $13.12731    $17.95726          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38554    $ 5.25170         0
   01/01/2009 to 12/31/2009...........  $ 5.25170    $ 5.90700         0
   01/01/2010 to 12/31/2010...........  $ 5.90700    $ 6.40853         0
   01/01/2011 to 12/31/2011...........  $ 6.40853    $ 5.40074         0
   01/01/2012 to 12/31/2012...........  $ 5.40074    $ 6.58774         0
   01/01/2013 to 12/31/2013...........  $ 6.58774    $ 8.50951         0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15177    $ 8.30434         0
   01/01/2009 to 12/31/2009...........  $ 8.30434    $ 9.70984         0
   01/01/2010 to 12/31/2010...........  $ 9.70984    $ 9.76625         0
   01/01/2011 to 12/31/2011...........  $ 9.76625    $10.51768         0
   01/01/2012 to 12/31/2012...........  $10.51768    $12.07599         0
   01/01/2013 to 12/31/2013...........  $12.07599    $16.50590         0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16527    $ 6.07345         0
   01/01/2009 to 12/31/2009...........  $ 6.07345    $ 7.37123         0
   01/01/2010 to 12/31/2010...........  $ 7.37123    $ 8.92120         0
   01/01/2011 to 12/31/2011...........  $ 8.92120    $ 8.56951         0
   01/01/2012 to 12/31/2012...........  $ 8.56951    $ 9.70472         0
   01/01/2013 to 12/31/2013...........  $ 9.70472    $13.11591         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11050    $ 6.69076         0
   01/01/2009 to 12/31/2009...........  $ 6.69076    $ 8.48914         0
   01/01/2010 to 12/31/2010...........  $ 8.48914    $ 9.39705         0
   01/01/2011 to 12/31/2011...........  $ 9.39705    $ 9.47832         0
   01/01/2012 to 12/31/2012...........  $ 9.47832    $10.44818         0
   01/01/2013 to 12/31/2013...........  $10.44818    $13.35180         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24128    $ 6.24766         0
   01/01/2009 to 12/31/2009...........  $ 6.24766    $ 7.29948         0
   01/01/2010 to 12/31/2010...........  $ 7.29948    $ 8.05941         0
   01/01/2011 to 12/31/2011...........  $ 8.05941    $ 7.78165         0
   01/01/2012 to 12/31/2012...........  $ 7.78165    $ 8.78364         0
   01/01/2013 to 12/31/2013...........  $ 8.78364    $11.15841         0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07228    $ 6.17594         0
   01/01/2009 to 12/31/2009...........  $ 6.17594    $ 8.35444         0
   01/01/2010 to 12/31/2010...........  $ 8.35444    $10.49265         0
   01/01/2011 to 12/31/2011...........  $10.49265    $ 9.96515         0
   01/01/2012 to 12/31/2012...........  $ 9.96515    $11.24447         0
   01/01/2013 to 12/31/2013...........  $11.24447    $14.35405         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18826    $ 6.43929         0
   01/01/2009 to 12/31/2009...........  $ 6.43929    $ 8.24187         0
   01/01/2010 to 12/31/2010...........  $ 8.24187    $ 9.70911         0
   01/01/2011 to 12/31/2011...........  $ 9.70911    $ 9.12308         0
   01/01/2012 to 12/31/2012...........  $ 9.12308    $10.39978         0
   01/01/2013 to 12/31/2013...........  $10.39978    $13.44206         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25876    $ 5.49689         0
   01/01/2009 to 12/31/2009...........  $ 5.49689    $ 6.87569         0
   01/01/2010 to 12/31/2010...........  $ 6.87569    $ 8.38477         0
   01/01/2011 to 12/31/2011...........  $ 8.38477    $ 8.59019         0
   01/01/2012 to 12/31/2012...........  $ 8.59019    $ 9.84334         0
   01/01/2013 to 12/31/2013...........  $ 9.84334    $ 9.63552         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11340    $ 6.78354         0
   01/01/2009 to 12/31/2009...........  $ 6.78354    $ 8.37044         0
   01/01/2010 to 12/31/2010...........  $ 8.37044    $10.29229         0
   01/01/2011 to 12/31/2011...........  $10.29229    $10.19515         0
   01/01/2012 to 12/31/2012...........  $10.19515    $11.21492         0
   01/01/2013 to 12/31/2013...........  $11.21492    $15.40227         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22840    $ 7.15156         0
   01/01/2009 to 12/31/2009...........  $ 7.15156    $ 8.42108         0
   01/01/2010 to 12/31/2010...........  $ 8.42108    $10.05617         0
   01/01/2011 to 12/31/2011...........  $10.05617    $ 9.43173         0
   01/01/2012 to 12/31/2012...........  $ 9.43173    $10.71406         0
   01/01/2013 to 12/31/2013...........  $10.71406    $14.42611         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27798    $ 7.24083         0
   01/01/2009 to 12/31/2009...........  $ 7.24083    $ 7.59983         0
   01/01/2010 to 12/31/2010...........  $ 7.59983    $ 8.59861         0
   01/01/2011 to 12/31/2011...........  $ 8.59861    $ 8.56679         0
   01/01/2012 to 12/31/2012...........  $ 8.56679    $ 9.76181         0
   01/01/2013 to 12/31/2013...........  $ 9.76181    $10.69926         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09843    $ 7.18768         0
   01/01/2009 to 12/31/2009...........  $ 7.18768    $ 7.78417         0
   01/01/2010 to 12/31/2010...........  $ 7.78417    $ 8.06597         0
   01/01/2011 to 12/31/2011...........  $ 8.06597    $ 9.27014         0
   01/01/2012 to 12/31/2012...........  $ 9.27014    $ 9.07852         0
   01/01/2013 to 12/31/2013...........  $ 9.07852    $10.06075         0

*  Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT, OR HDLT5 AND HIGHEST
       ANNIVERSARY VALUE DEATH BENEFIT OR HD GRO 60 BPS AND HAV (2.35%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.38047    $10.93388       980,523
   01/01/2007 to 12/31/2007...........  $10.93388    $11.66521     1,256,419
   01/01/2008 to 12/31/2008...........  $11.66521    $ 7.76927     1,114,251
   01/01/2009 to 12/31/2009...........  $ 7.76927    $ 9.43986     1,092,501
   01/01/2010 to 12/31/2010...........  $ 9.43986    $10.32669     1,051,041
   01/01/2011 to 12/31/2011...........  $10.32669    $ 9.82155       945,698
   01/01/2012 to 12/31/2012...........  $ 9.82155    $10.80162       896,044
   01/01/2013 to 12/31/2013...........  $10.80162    $11.60621       845,271
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14092    $10.60457        45,706
   01/01/2007 to 12/31/2007...........  $10.60457    $11.34476       171,448
   01/01/2008 to 12/31/2008...........  $11.34476    $ 7.78052       181,250
   01/01/2009 to 12/31/2009...........  $ 7.78052    $ 9.59354       182,993
   01/01/2010 to 12/31/2010...........  $ 9.59354    $10.65815       175,137
   01/01/2011 to 12/31/2011...........  $10.65815    $10.42545       170,551
   01/01/2012 to 12/31/2012...........  $10.42545    $11.57599       172,741
   01/01/2013 to 12/31/2013...........  $11.57599    $13.18283       118,600
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.67219    $11.73408             0
   01/01/2007 to 12/31/2007...........  $11.73408    $11.45102             0
   01/01/2008 to 12/31/2008...........  $11.45102    $ 7.30050             0
   01/01/2009 to 12/31/2009...........  $ 7.30050    $ 8.40065             0
   01/01/2010 to 12/31/2010...........  $ 8.40065    $ 9.34431             0
   01/01/2011 to 12/31/2011...........  $ 9.34431    $ 9.45612             0
   01/01/2012 to 05/04/2012...........  $ 9.45612    $10.25131             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.33090    $10.82649       516,020
   01/01/2007 to 12/31/2007...........  $10.82649    $11.53653       613,366
   01/01/2008 to 12/31/2008...........  $11.53653    $ 8.03637       616,456
   01/01/2009 to 12/31/2009...........  $ 8.03637    $ 9.68123       879,033
   01/01/2010 to 12/31/2010...........  $ 9.68123    $10.62384       855,716
   01/01/2011 to 12/31/2011...........  $10.62384    $10.25414       816,027
   01/01/2012 to 12/31/2012...........  $10.25414    $11.26816       757,086
   01/01/2013 to 12/31/2013...........  $11.26816    $12.95246       722,522

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99745    $ 9.12583      216,365
   01/01/2012 to 12/31/2012...........  $ 9.12583    $ 9.97661      200,960
   01/01/2013 to 12/31/2013...........  $ 9.97661    $10.80546      187,766
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99809    $10.45312            0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99873    $ 9.33072            0
   01/01/2010 to 12/31/2010...........  $ 9.33072    $10.08070            0
   01/01/2011 to 12/31/2011...........  $10.08070    $10.79913            0
   01/01/2012 to 12/31/2012...........  $10.79913    $10.99016            0
   01/01/2013 to 12/31/2013...........  $10.99016    $10.66395            0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99810    $11.97817            0
   01/01/2009 to 12/31/2009...........  $11.97817    $10.99506            0
   01/01/2010 to 12/31/2010...........  $10.99506    $11.94428            0
   01/01/2011 to 12/31/2011...........  $11.94428    $13.25529            0
   01/01/2012 to 12/31/2012...........  $13.25529    $13.69068            0
   01/01/2013 to 12/31/2013...........  $13.69068    $12.95592            0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99810    $12.04667            0
   01/01/2009 to 12/31/2009...........  $12.04667    $10.86376            0
   01/01/2010 to 12/31/2010...........  $10.86376    $11.82023            0
   01/01/2011 to 12/31/2011...........  $11.82023    $13.39413            0
   01/01/2012 to 12/31/2012...........  $13.39413    $13.85289            0
   01/01/2013 to 12/31/2013...........  $13.85289    $12.88083            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99873    $ 8.74446            0
   01/01/2010 to 12/31/2010...........  $ 8.74446    $ 9.55565            0
   01/01/2011 to 12/31/2011...........  $ 9.55565    $11.08034            0
   01/01/2012 to 12/31/2012...........  $11.08034    $11.50966            0
   01/01/2013 to 12/31/2013...........  $11.50966    $10.51262            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99745    $10.95270            0
   01/01/2011 to 12/31/2011...........  $10.95270    $12.87421            0
   01/01/2012 to 12/31/2012...........  $12.87421    $13.43279            0
   01/01/2013 to 12/31/2013...........  $13.43279    $12.20553            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99809    $11.96009            0
   01/01/2012 to 12/31/2012...........  $11.96009    $12.36832            0
   01/01/2013 to 12/31/2013...........  $12.36832    $10.90661            0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99746    $10.34627            0
   01/01/2013 to 12/31/2013...........  $10.34627    $ 9.07766            0
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99873    $ 8.70520            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.49930    $11.10927      431,061
   01/01/2007 to 12/31/2007...........  $11.10927    $11.90879      733,560
   01/01/2008 to 12/31/2008...........  $11.90879    $ 7.56990      609,561
   01/01/2009 to 12/31/2009...........  $ 7.56990    $ 9.26952      609,431
   01/01/2010 to 12/31/2010...........  $ 9.26952    $10.26814      616,299
   01/01/2011 to 12/31/2011...........  $10.26814    $ 9.78927      582,751
   01/01/2012 to 12/31/2012...........  $ 9.78927    $10.87660      588,091
   01/01/2013 to 12/31/2013...........  $10.87660    $13.03710      609,527
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99809    $11.59758            0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.08422    $15.96803            0
   01/01/2007 to 12/31/2007...........  $15.96803    $12.48919            0
   01/01/2008 to 12/31/2008...........  $12.48919    $ 7.92476            0
   01/01/2009 to 12/31/2009...........  $ 7.92476    $10.21482            0
   01/01/2010 to 12/31/2010...........  $10.21482    $12.84404            0
   01/01/2011 to 12/31/2011...........  $12.84404    $13.37666            0
   01/01/2012 to 12/31/2012...........  $13.37666    $15.07483            0
   01/01/2013 to 12/31/2013...........  $15.07483    $15.19011            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.19668    $11.67669            0
   01/01/2007 to 12/31/2007...........  $11.67669    $ 9.38029            0
   01/01/2008 to 07/18/2008...........  $ 9.38029    $ 8.56357            0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99809    $ 9.64589            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.13606    $12.02369            0
   01/01/2007 to 12/31/2007...........  $12.02369    $13.06315            0
   01/01/2008 to 12/31/2008...........  $13.06315    $ 7.13539            0
   01/01/2009 to 12/31/2009...........  $ 7.13539    $ 9.24860            0
   01/01/2010 to 12/31/2010...........  $ 9.24860    $11.97731            0
   01/01/2011 to 12/31/2011...........  $11.97731    $10.16820            0
   01/01/2012 to 12/31/2012...........  $10.16820    $11.92855            0
   01/01/2013 to 12/31/2013...........  $11.92855    $16.41123            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10342    $ 7.47374            0
   01/01/2009 to 12/31/2009...........  $ 7.47374    $ 8.85245            0
   01/01/2010 to 12/31/2010...........  $ 8.85245    $ 9.80162            0
   01/01/2011 to 12/31/2011...........  $ 9.80162    $ 9.34014        4,086
   01/01/2012 to 12/31/2012...........  $ 9.34014    $10.36964        4,086
   01/01/2013 to 12/31/2013...........  $10.36964    $12.07928        4,086
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04119    $10.52596       18,794
   01/01/2007 to 12/31/2007...........  $10.52596    $11.16298      107,468
   01/01/2008 to 12/31/2008...........  $11.16298    $ 7.14500       66,345
   01/01/2009 to 12/31/2009...........  $ 7.14500    $ 8.64605       76,589
   01/01/2010 to 12/31/2010...........  $ 8.64605    $ 9.66094       69,707
   01/01/2011 to 12/31/2011...........  $ 9.66094    $ 9.29742       57,873
   01/01/2012 to 12/31/2012...........  $ 9.29742    $10.04957       64,350
   01/01/2013 to 12/31/2013...........  $10.04957    $11.26814       67,237
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99810    $ 7.45069            0
   01/01/2009 to 11/13/2009...........  $ 7.45069    $ 8.28568            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99810    $10.70020        4,677
   01/01/2013 to 12/31/2013...........  $10.70020    $13.01302        4,978
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99809    $10.76816            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17477    $ 6.09515            0
   01/01/2009 to 12/31/2009...........  $ 6.09515    $ 8.04541            0
   01/01/2010 to 12/31/2010...........  $ 8.04541    $ 9.44866            0
   01/01/2011 to 12/31/2011...........  $ 9.44866    $ 8.76681            0
   01/01/2012 to 12/31/2012...........  $ 8.76681    $10.86107            0
   01/01/2013 to 12/31/2013...........  $10.86107    $11.07301            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.19083    $11.49971            0
   01/01/2007 to 12/31/2007...........  $11.49971    $12.80631            0
   01/01/2008 to 12/31/2008...........  $12.80631    $ 7.47329            0
   01/01/2009 to 12/31/2009...........  $ 7.47329    $10.90871            0
   01/01/2010 to 12/31/2010...........  $10.90871    $11.75486            0
   01/01/2011 to 12/31/2011...........  $11.75486    $11.03082            0
   01/01/2012 to 12/31/2012...........  $11.03082    $12.90724            0
   01/01/2013 to 12/31/2013...........  $12.90724    $16.36123            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.60472    $11.69882         0
   01/01/2007 to 12/31/2007...........  $11.69882    $12.01493         0
   01/01/2008 to 12/31/2008...........  $12.01493    $ 6.96213         0
   01/01/2009 to 12/31/2009...........  $ 6.96213    $ 8.10749         0
   01/01/2010 to 12/31/2010...........  $ 8.10749    $ 8.94216         0
   01/01/2011 to 12/31/2011...........  $ 8.94216    $ 8.25493         0
   01/01/2012 to 12/31/2012...........  $ 8.25493    $ 9.65125         0
   01/01/2013 to 12/31/2013...........  $ 9.65125    $12.59265         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.07197    $10.92486         0
   01/01/2007 to 12/31/2007...........  $10.92486    $12.73768         0
   01/01/2008 to 12/31/2008...........  $12.73768    $ 7.36813         0
   01/01/2009 to 12/31/2009...........  $ 7.36813    $11.30917         0
   01/01/2010 to 12/31/2010...........  $11.30917    $13.24024         0
   01/01/2011 to 12/31/2011...........  $13.24024    $12.55147         0
   01/01/2012 to 12/31/2012...........  $12.55147    $14.66808         0
   01/01/2013 to 12/31/2013...........  $14.66808    $18.94493         0
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08910    $ 7.58219         0
   01/01/2009 to 12/31/2009...........  $ 7.58219    $ 9.14036         0
   01/01/2010 to 12/31/2010...........  $ 9.14036    $ 9.96633         0
   01/01/2011 to 12/31/2011...........  $ 9.96633    $ 9.68853         0
   01/01/2012 to 12/31/2012...........  $ 9.68853    $10.42454         0
   01/01/2013 to 12/31/2013...........  $10.42454    $11.18541         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03298    $ 7.61665         0
   01/01/2009 to 12/31/2009...........  $ 7.61665    $ 9.43976         0
   01/01/2010 to 12/31/2010...........  $ 9.43976    $11.69193         0
   01/01/2011 to 12/31/2011...........  $11.69193    $11.57271         0
   01/01/2012 to 12/31/2012...........  $11.57271    $13.08049         0
   01/01/2013 to 12/31/2013...........  $13.08049    $17.74064         0
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.49503    $12.67469         0
   01/01/2007 to 12/31/2007...........  $12.67469    $12.52816         0
   01/01/2008 to 12/31/2008...........  $12.52816    $ 7.67442         0
   01/01/2009 to 12/31/2009...........  $ 7.67442    $ 8.86726         0
   01/01/2010 to 12/31/2010...........  $ 8.86726    $ 9.74163         0
   01/01/2011 to 12/31/2011...........  $ 9.74163    $ 9.47142         0
   01/01/2012 to 12/31/2012...........  $ 9.47142    $10.49380         0
   01/01/2013 to 12/31/2013...........  $10.49380    $13.80352         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04613    $10.57148         0
   01/01/2007 to 12/31/2007...........  $10.57148    $10.58384         0
   01/01/2008 to 12/31/2008...........  $10.58384    $ 7.69933         0
   01/01/2009 to 12/31/2009...........  $ 7.69933    $10.19721         0
   01/01/2010 to 12/31/2010...........  $10.19721    $11.30809         0
   01/01/2011 to 12/31/2011...........  $11.30809    $11.39954         0
   01/01/2012 to 12/31/2012...........  $11.39954    $12.68259         0
   01/01/2013 to 12/31/2013...........  $12.68259    $13.28118         0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99161    $10.55979         0
   01/01/2007 to 12/31/2007...........  $10.55979    $12.28160         0
   01/01/2008 to 12/31/2008...........  $12.28160    $ 5.97163         0
   01/01/2009 to 12/31/2009...........  $ 5.97163    $ 7.89352         0
   01/01/2010 to 12/31/2010...........  $ 7.89352    $ 8.83058         0
   01/01/2011 to 12/31/2011...........  $ 8.83058    $ 7.51292         0
   01/01/2012 to 12/31/2012...........  $ 7.51292    $ 8.83520         0
   01/01/2013 to 12/31/2013...........  $ 8.83520    $10.27745         0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00976    $10.82176         0
   01/01/2007 to 12/31/2007...........  $10.82176    $12.45435         0
   01/01/2008 to 12/31/2008...........  $12.45435    $ 6.81369         0
   01/01/2009 to 12/31/2009...........  $ 6.81369    $ 8.68753         0
   01/01/2010 to 12/31/2010...........  $ 8.68753    $ 9.42890         0
   01/01/2011 to 12/31/2011...........  $ 9.42890    $ 8.05644         0
   01/01/2012 to 12/31/2012...........  $ 8.05644    $ 9.18375         0
   01/01/2013 to 12/31/2013...........  $ 9.18375    $10.71966         0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009* to 12/31/2009..........  $ 9.98123    $10.82907         0
   01/01/2010 to 12/31/2010...........  $10.82907    $11.72425         0
   01/01/2011 to 12/31/2011...........  $11.72425    $12.88118         0
   01/01/2012 to 12/31/2012...........  $12.88118    $13.76813         0
   01/01/2013 to 12/31/2013...........  $13.76813    $13.02394         0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11161    $ 7.10816         0
   01/01/2009 to 12/31/2009...........  $ 7.10816    $ 8.79688         0
   01/01/2010 to 12/31/2010...........  $ 8.79688    $ 9.78253         0
   01/01/2011 to 12/31/2011...........  $ 9.78253    $ 9.50384         0
   01/01/2012 to 12/31/2012...........  $ 9.50384    $10.54658         0
   01/01/2013 to 12/31/2013...........  $10.54658    $11.98217         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.06214    $12.71200            0
   01/01/2007 to 12/31/2007...........  $12.71200    $13.59092            0
   01/01/2008 to 12/31/2008...........  $13.59092    $ 7.78368            0
   01/01/2009 to 12/31/2009...........  $ 7.78368    $10.33368            0
   01/01/2010 to 12/31/2010...........  $10.33368    $10.82050            0
   01/01/2011 to 12/31/2011...........  $10.82050    $ 9.60488            0
   01/01/2012 to 12/31/2012...........  $ 9.60488    $11.43995            0
   01/01/2013 to 12/31/2013...........  $11.43995    $12.89430            0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.89729    $11.47316            0
   01/01/2007 to 12/31/2007...........  $11.47316    $11.42601       32,337
   01/01/2008 to 12/31/2008...........  $11.42601    $ 9.19703       30,945
   01/01/2009 to 12/31/2009...........  $ 9.19703    $10.96455       39,805
   01/01/2010 to 12/31/2010...........  $10.96455    $11.49692       28,730
   01/01/2011 to 12/31/2011...........  $11.49692    $11.25949       27,872
   01/01/2012 to 12/31/2012...........  $11.25949    $12.17972       27,841
   01/01/2013 to 12/31/2013...........  $12.17972    $13.21287       26,536
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08348    $10.28169            0
   01/01/2010 to 12/31/2010...........  $10.28169    $11.18250            0
   01/01/2011 to 12/31/2011...........  $11.18250    $10.99851            0
   01/01/2012 to 12/31/2012...........  $10.99851    $12.37752            0
   01/01/2013 to 12/31/2013...........  $12.37752    $16.50679            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14486    $10.29149            0
   01/01/2010 to 12/31/2010...........  $10.29149    $11.43520            0
   01/01/2011 to 12/31/2011...........  $11.43520    $10.51686            0
   01/01/2012 to 12/31/2012...........  $10.51686    $11.63480            0
   01/01/2013 to 12/31/2013...........  $11.63480    $14.94057            0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.03673    $12.15199            0
   01/01/2007 to 12/31/2007...........  $12.15199    $11.51688            0
   01/01/2008 to 12/31/2008...........  $11.51688    $ 6.58358            0
   01/01/2009 to 12/31/2009...........  $ 6.58358    $ 7.68247            0
   01/01/2010 to 12/31/2010...........  $ 7.68247    $ 8.49390            0
   01/01/2011 to 12/31/2011...........  $ 8.49390    $ 7.95195            0
   01/01/2012 to 12/31/2012...........  $ 7.95195    $ 9.08092            0
   01/01/2013 to 12/31/2013...........  $ 9.08092    $12.40905            0
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.10935    $11.36178            0
   01/01/2007 to 12/31/2007...........  $11.36178    $12.76067            0
   01/01/2008 to 12/31/2008...........  $12.76067    $ 7.02395            0
   01/01/2009 to 12/31/2009...........  $ 7.02395    $ 8.90497            0
   01/01/2010 to 12/31/2010...........  $ 8.90497    $10.41910            0
   01/01/2011 to 12/31/2011...........  $10.41910    $10.08715            0
   01/01/2012 to 12/31/2012...........  $10.08715    $11.06404            0
   01/01/2013 to 12/31/2013...........  $11.06404    $14.76780            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.17101    $10.61604         0
   01/01/2007 to 12/31/2007...........  $10.61604    $11.00230         0
   01/01/2008 to 12/31/2008...........  $11.00230    $ 8.24992         0
   01/01/2009 to 12/31/2009...........  $ 8.24992    $10.84970         0
   01/01/2010 to 12/31/2010...........  $10.84970    $12.02269         0
   01/01/2011 to 12/31/2011...........  $12.02269    $12.94190         0
   01/01/2012 to 12/31/2012...........  $12.94190    $13.39400         0
   01/01/2013 to 12/31/2013...........  $13.39400    $12.82466         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.39974    $12.65581         0
   01/01/2007 to 12/31/2007...........  $12.65581    $13.52608         0
   01/01/2008 to 12/31/2008...........  $13.52608    $ 8.72326         0
   01/01/2009 to 12/31/2009...........  $ 8.72326    $11.20837         0
   01/01/2010 to 12/31/2010...........  $11.20837    $12.27036         0
   01/01/2011 to 12/31/2011...........  $12.27036    $11.61339         0
   01/01/2012 to 12/31/2012...........  $11.61339    $13.96490         0
   01/01/2013 to 12/31/2013...........  $13.96490    $17.41492         0
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.01314    $11.46555         0
   01/01/2007 to 12/31/2007...........  $11.46555    $12.89324         0
   01/01/2008 to 12/31/2008...........  $12.89324    $ 8.02380         0
   01/01/2009 to 12/31/2009...........  $ 8.02380    $ 9.74490         0
   01/01/2010 to 12/31/2010...........  $ 9.74490    $10.73856         0
   01/01/2011 to 12/31/2011...........  $10.73856    $10.43001         0
   01/01/2012 to 12/31/2012...........  $10.43001    $11.93110         0
   01/01/2013 to 12/31/2013...........  $11.93110    $15.93617         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99810    $10.17185         0
   01/01/2013 to 12/31/2013...........  $10.17185    $13.36759         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.01565    $11.49314         0
   01/01/2007 to 12/31/2007...........  $11.49314    $11.53682         0
   01/01/2008 to 12/31/2008...........  $11.53682    $ 6.97427         0
   01/01/2009 to 12/31/2009...........  $ 6.97427    $ 9.46381         0
   01/01/2010 to 12/31/2010...........  $ 9.46381    $11.42956         0
   01/01/2011 to 12/31/2011...........  $11.42956    $10.78208         0
   01/01/2012 to 12/31/2012...........  $10.78208    $12.47352         0
   01/01/2013 to 12/31/2013...........  $12.47352    $16.13772         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99927    $10.16446         0
   01/01/2007 to 12/31/2007...........  $10.16446    $10.41692         0
   01/01/2008 to 12/31/2008...........  $10.41692    $10.43309         0
   01/01/2009 to 12/31/2009...........  $10.43309    $10.21844         0
   01/01/2010 to 12/31/2010...........  $10.21844    $ 9.98629         0
   01/01/2011 to 12/31/2011...........  $ 9.98629    $ 9.75943         0
   01/01/2012 to 12/31/2012...........  $ 9.75943    $ 9.53559         0
   01/01/2013 to 12/31/2013...........  $ 9.53559    $ 9.31663         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.62014    $11.71445         0
   01/01/2007 to 12/31/2007...........  $11.71445    $11.80676         0
   01/01/2008 to 12/31/2008...........  $11.80676    $ 6.66062         0
   01/01/2009 to 12/31/2009...........  $ 6.66062    $ 9.15272         0
   01/01/2010 to 12/31/2010...........  $ 9.15272    $11.03847         0
   01/01/2011 to 12/31/2011...........  $11.03847    $10.51733         0
   01/01/2012 to 12/31/2012...........  $10.51733    $12.03539         0
   01/01/2013 to 12/31/2013...........  $12.03539    $16.69890         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02800    $10.05929         0
   01/01/2012 to 12/31/2012...........  $10.05929    $10.30678         0
   01/01/2013 to 12/31/2013...........  $10.30678    $ 9.78486         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.32266    $12.56405         0
   01/01/2007 to 12/31/2007...........  $12.56405    $14.99959         0
   01/01/2008 to 12/31/2008...........  $14.99959    $ 8.32629         0
   01/01/2009 to 12/31/2009...........  $ 8.32629    $10.55846         0
   01/01/2010 to 12/31/2010...........  $10.55846    $13.27452         0
   01/01/2011 to 12/31/2011...........  $13.27452    $13.18889         0
   01/01/2012 to 12/31/2012...........  $13.18889    $14.48113         0
   01/01/2013 to 12/31/2013...........  $14.48113    $18.76265         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.46321    $10.79758         0
   01/01/2007 to 12/31/2007...........  $10.79758    $12.52249         0
   01/01/2008 to 12/31/2008...........  $12.52249    $ 7.03005         0
   01/01/2009 to 12/31/2009...........  $ 7.03005    $ 8.41842         0
   01/01/2010 to 12/31/2010...........  $ 8.41842    $ 9.89236         0
   01/01/2011 to 04/29/2011...........  $ 9.89236    $11.07199         0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99810    $10.27770         0
   01/01/2013 to 12/31/2013...........  $10.27770    $11.94105         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10084    $ 5.55714            0
   01/01/2009 to 12/31/2009...........  $ 5.55714    $ 9.04108            0
   01/01/2010 to 12/31/2010...........  $ 9.04108    $10.80079            0
   01/01/2011 to 12/31/2011...........  $10.80079    $ 8.41374            0
   01/01/2012 to 12/31/2012...........  $ 8.41374    $ 9.69414            0
   01/01/2013 to 12/31/2013...........  $ 9.69414    $ 9.49268            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99939    $10.14603            0
   01/01/2007 to 12/31/2007...........  $10.14603    $10.58573            0
   01/01/2008 to 12/31/2008...........  $10.58573    $10.45803            0
   01/01/2009 to 12/31/2009...........  $10.45803    $11.26320            0
   01/01/2010 to 12/31/2010...........  $11.26320    $11.43373            0
   01/01/2011 to 12/31/2011...........  $11.43373    $11.42279            0
   01/01/2012 to 12/31/2012...........  $11.42279    $11.68410            0
   01/01/2013 to 12/31/2013...........  $11.68410    $11.16763            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97074    $10.25809            0
   01/01/2007 to 12/31/2007...........  $10.25809    $10.85393            0
   01/01/2008 to 12/31/2008...........  $10.85393    $10.36496            0
   01/01/2009 to 12/31/2009...........  $10.36496    $11.80051            0
   01/01/2010 to 12/31/2010...........  $11.80051    $12.41950            0
   01/01/2011 to 12/31/2011...........  $12.41950    $12.52048            0
   01/01/2012 to 12/31/2012...........  $12.52048    $13.37279            0
   01/01/2013 to 12/31/2013...........  $13.37279    $12.82563            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.18231    $10.58266       25,948
   01/01/2007 to 12/31/2007...........  $10.58266    $11.23988       85,990
   01/01/2008 to 12/31/2008...........  $11.23988    $ 8.84173      173,973
   01/01/2009 to 12/31/2009...........  $ 8.84173    $10.36969      300,422
   01/01/2010 to 12/31/2010...........  $10.36969    $11.20278      338,401
   01/01/2011 to 12/31/2011...........  $11.20278    $11.05498      324,919
   01/01/2012 to 12/31/2012...........  $11.05498    $11.92123      290,854
   01/01/2013 to 12/31/2013...........  $11.92123    $12.72044      278,970
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01801    $10.05918            0
   01/01/2012 to 12/31/2012...........  $10.05918    $10.52644            0
   01/01/2013 to 12/31/2013...........  $10.52644    $10.04686            0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16087    $10.42774       36,460
   01/01/2007 to 12/31/2007...........  $10.42774    $11.35028       97,045
   01/01/2008 to 12/31/2008...........  $11.35028    $ 6.57477      102,640
   01/01/2009 to 12/31/2009...........  $ 6.57477    $ 8.09236      111,642
   01/01/2010 to 12/31/2010...........  $ 8.09236    $ 9.41046      116,941
   01/01/2011 to 12/31/2011...........  $ 9.41046    $ 8.62330      110,494
   01/01/2012 to 12/31/2012...........  $ 8.62330    $ 9.51355      108,761
   01/01/2013 to 12/31/2013...........  $ 9.51355    $10.87774      118,672

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.59876    $11.38035            0
   01/01/2007 to 12/31/2007...........  $11.38035    $11.34925            0
   01/01/2008 to 12/31/2008...........  $11.34925    $ 6.79519            0
   01/01/2009 to 12/31/2009...........  $ 6.79519    $ 8.08794            0
   01/01/2010 to 12/31/2010...........  $ 8.08794    $ 9.09147            0
   01/01/2011 to 12/31/2011...........  $ 9.09147    $ 9.19011            0
   01/01/2012 to 12/31/2012...........  $ 9.19011    $10.66725            0
   01/01/2013 to 12/31/2013...........  $10.66725    $13.80222            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99809    $ 8.86065            0
   01/01/2012 to 12/31/2012...........  $ 8.86065    $ 9.79586            0
   01/01/2013 to 12/31/2013...........  $ 9.79586    $11.71463            0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08091    $ 7.31419            0
   01/01/2009 to 12/31/2009...........  $ 7.31419    $ 8.81771            0
   01/01/2010 to 12/31/2010...........  $ 8.81771    $ 9.64205            0
   01/01/2011 to 12/31/2011...........  $ 9.64205    $ 9.24995            0
   01/01/2012 to 12/31/2012...........  $ 9.24995    $ 9.96648          622
   01/01/2013 to 12/31/2013...........  $ 9.96648    $10.94893          458
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09909    $ 6.66807          407
   01/01/2009 to 12/31/2009...........  $ 6.66807    $ 8.26425          939
   01/01/2010 to 12/31/2010...........  $ 8.26425    $ 9.23272        1,325
   01/01/2011 to 12/31/2011...........  $ 9.23272    $ 8.80549          928
   01/01/2012 to 12/31/2012...........  $ 8.80549    $ 9.97103        1,450
   01/01/2013 to 12/31/2013...........  $ 9.97103    $11.50154        2,105
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.42812    $10.99392            0
   01/01/2007 to 12/31/2007...........  $10.99392    $11.69820       52,424
   01/01/2008 to 12/31/2008...........  $11.69820    $ 7.97865       26,059
   01/01/2009 to 12/31/2009...........  $ 7.97865    $ 9.93257       33,715
   01/01/2010 to 12/31/2010...........  $ 9.93257    $10.85093       37,707
   01/01/2011 to 12/31/2011...........  $10.85093    $10.24382       34,150
   01/01/2012 to 12/31/2012...........  $10.24382    $11.12293       38,607
   01/01/2013 to 12/31/2013...........  $11.12293    $12.43257       20,786
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90457    $ 9.86970            0
   01/01/2007 to 12/31/2007...........  $ 9.86970    $10.33134            0
   01/01/2008 to 12/31/2008...........  $10.33134    $ 6.56108            0
   01/01/2009 to 12/31/2009...........  $ 6.56108    $ 8.58389            0
   01/01/2010 to 12/31/2010...........  $ 8.58389    $11.44129            0
   01/01/2011 to 12/31/2011...........  $11.44129    $11.06953            0
   01/01/2012 to 12/31/2012...........  $11.06953    $12.13176            0
   01/01/2013 to 12/31/2013...........  $12.13176    $16.02249            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.91307    $12.41972            0
   01/01/2007 to 12/31/2007...........  $12.41972    $11.45244            0
   01/01/2008 to 12/31/2008...........  $11.45244    $ 7.86404            0
   01/01/2009 to 12/31/2009...........  $ 7.86404    $ 9.75803            0
   01/01/2010 to 12/31/2010...........  $ 9.75803    $12.01245            0
   01/01/2011 to 12/31/2011...........  $12.01245    $11.03554            0
   01/01/2012 to 12/31/2012...........  $11.03554    $12.73983            0
   01/01/2013 to 12/31/2013...........  $12.73983    $17.10295            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.66142    $11.31993            0
   01/01/2007 to 12/31/2007...........  $11.31993    $11.75789      118,836
   01/01/2008 to 12/31/2008...........  $11.75789    $ 8.50729       65,892
   01/01/2009 to 12/31/2009...........  $ 8.50729    $10.31836       82,127
   01/01/2010 to 12/31/2010...........  $10.31836    $11.24440       71,399
   01/01/2011 to 12/31/2011...........  $11.24440    $11.20462       76,275
   01/01/2012 to 12/31/2012...........  $11.20462    $12.42437       82,843
   01/01/2013 to 12/31/2013...........  $12.42437    $14.18257       91,934
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.97588    $12.15923            0
   01/01/2007 to 12/31/2007...........  $12.15923    $11.45490            0
   01/01/2008 to 12/31/2008...........  $11.45490    $ 6.50390            0
   01/01/2009 to 12/31/2009...........  $ 6.50390    $ 7.86669            0
   01/01/2010 to 12/31/2010...........  $ 7.86669    $ 8.70417            0
   01/01/2011 to 12/31/2011...........  $ 8.70417    $ 8.36524            0
   01/01/2012 to 12/31/2012...........  $ 8.36524    $ 9.58274            0
   01/01/2013 to 12/31/2013...........  $ 9.58274    $12.14221            0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93961    $10.42100            0
   01/01/2007 to 12/31/2007...........  $10.42100    $11.01894            0
   01/01/2008 to 12/31/2008...........  $11.01894    $ 6.39820            0
   01/01/2009 to 12/31/2009...........  $ 6.39820    $ 9.58786            0
   01/01/2010 to 12/31/2010...........  $ 9.58786    $10.84896            0
   01/01/2011 to 12/31/2011...........  $10.84896    $10.42050            0
   01/01/2012 to 12/31/2012...........  $10.42050    $11.97100            0
   01/01/2013 to 12/31/2013...........  $11.97100    $16.84560            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.70545    $13.21670           0
   01/01/2007 to 12/31/2007...........  $13.21670    $18.14222           0
   01/01/2008 to 12/31/2008...........  $18.14222    $ 8.86480           0
   01/01/2009 to 12/31/2009...........  $ 8.86480    $12.93549           0
   01/01/2010 to 12/31/2010...........  $12.93549    $15.22376           0
   01/01/2011 to 12/31/2011...........  $15.22376    $12.65564           0
   01/01/2012 to 12/31/2012...........  $12.65564    $12.81165           0
   01/01/2013 to 12/31/2013...........  $12.81165    $14.44278           0
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.50715    $ 9.75828           0
   01/01/2007 to 12/31/2007...........  $ 9.75828    $10.45270           0
   01/01/2008 to 12/31/2008...........  $10.45270    $ 9.96399           0
   01/01/2009 to 12/31/2009...........  $ 9.96399    $10.91472           0
   01/01/2010 to 12/31/2010...........  $10.91472    $11.27667           0
   01/01/2011 to 12/31/2011...........  $11.27667    $11.47253           0
   01/01/2012 to 12/31/2012...........  $11.47253    $11.79435           0
   01/01/2013 to 12/31/2013...........  $11.79435    $11.09100           0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.61817    $11.29471           0
   01/01/2007 to 12/31/2007...........  $11.29471    $12.08889           0
   01/01/2008 to 12/31/2008...........  $12.08889    $ 6.81165           0
   01/01/2009 to 12/31/2009...........  $ 6.81165    $ 8.54740           0
   01/01/2010 to 12/31/2010...........  $ 8.54740    $ 9.57358           0
   01/01/2011 to 12/31/2011...........  $ 9.57358    $ 9.03083         960
   01/01/2012 to 12/31/2012...........  $ 9.03083    $ 9.79434       2,436
   01/01/2013 to 12/31/2013...........  $ 9.79434    $11.53150       2,376
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99809    $ 9.97138           0
   01/01/2008 to 12/31/2008...........  $ 9.97138    $ 9.23456           0
   01/01/2009 to 12/31/2009...........  $ 9.23456    $10.07192           0
   01/01/2010 to 12/31/2010...........  $10.07192    $10.60805           0
   01/01/2011 to 12/31/2011...........  $10.60805    $10.98935           0
   01/01/2012 to 12/31/2012...........  $10.98935    $11.57971           0
   01/01/2013 to 12/31/2013...........  $11.57971    $11.14492           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07793    $ 6.61353         206
   01/01/2009 to 12/31/2009...........  $ 6.61353    $ 8.40437         474
   01/01/2010 to 12/31/2010...........  $ 8.40437    $ 9.05230         669
   01/01/2011 to 12/31/2011...........  $ 9.05230    $ 8.69706       4,868
   01/01/2012 to 09/21/2012...........  $ 8.69706    $ 9.69699           0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08881    $ 7.63721           0
   01/01/2009 to 12/31/2009...........  $ 7.63721    $ 9.07106           0
   01/01/2010 to 12/31/2010...........  $ 9.07106    $10.40165           0
   01/01/2011 to 12/31/2011...........  $10.40165    $10.86923           0
   01/01/2012 to 12/31/2012...........  $10.86923    $11.77220           0
   01/01/2013 to 12/31/2013...........  $11.77220    $14.77450           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26782    $ 7.01089         0
   01/01/2009 to 12/31/2009...........  $ 7.01089    $ 8.95999         0
   01/01/2010 to 12/31/2010...........  $ 8.95999    $10.62684         0
   01/01/2011 to 12/31/2011...........  $10.62684    $10.95424         0
   01/01/2012 to 12/31/2012...........  $10.95424    $13.06738         0
   01/01/2013 to 12/31/2013...........  $13.06738    $17.85789         0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38552    $ 5.24829         0
   01/01/2009 to 12/31/2009...........  $ 5.24829    $ 5.89726         0
   01/01/2010 to 12/31/2010...........  $ 5.89726    $ 6.39174         0
   01/01/2011 to 12/31/2011...........  $ 6.39174    $ 5.38135         0
   01/01/2012 to 12/31/2012...........  $ 5.38135    $ 6.55781         0
   01/01/2013 to 12/31/2013...........  $ 6.55781    $ 8.46259         0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15174    $ 8.29892         0
   01/01/2009 to 12/31/2009...........  $ 8.29892    $ 9.69400         0
   01/01/2010 to 12/31/2010...........  $ 9.69400    $ 9.74078         0
   01/01/2011 to 12/31/2011...........  $ 9.74078    $10.48002         0
   01/01/2012 to 12/31/2012...........  $10.48002    $12.02099         0
   01/01/2013 to 12/31/2013...........  $12.02099    $16.41472         0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16525    $ 6.06953         0
   01/01/2009 to 12/31/2009...........  $ 6.06953    $ 7.35928         0
   01/01/2010 to 12/31/2010...........  $ 7.35928    $ 8.89801         0
   01/01/2011 to 12/31/2011...........  $ 8.89801    $ 8.53881         0
   01/01/2012 to 12/31/2012...........  $ 8.53881    $ 9.66036         0
   01/01/2013 to 12/31/2013...........  $ 9.66036    $13.04318         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11048    $ 6.68634         0
   01/01/2009 to 12/31/2009...........  $ 6.68634    $ 8.47530         0
   01/01/2010 to 12/31/2010...........  $ 8.47530    $ 9.37259         0
   01/01/2011 to 12/31/2011...........  $ 9.37259    $ 9.44438         0
   01/01/2012 to 12/31/2012...........  $ 9.44438    $10.40060         0
   01/01/2013 to 12/31/2013...........  $10.40060    $13.27809         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24125    $ 6.24347         0
   01/01/2009 to 12/31/2009...........  $ 6.24347    $ 7.28739         0
   01/01/2010 to 12/31/2010...........  $ 7.28739    $ 8.03823         0
   01/01/2011 to 12/31/2011...........  $ 8.03823    $ 7.75349         0
   01/01/2012 to 12/31/2012...........  $ 7.75349    $ 8.74330         0
   01/01/2013 to 12/31/2013...........  $ 8.74330    $11.09622         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07225    $ 6.17185         0
   01/01/2009 to 12/31/2009...........  $ 6.17185    $ 8.34071         0
   01/01/2010 to 12/31/2010...........  $ 8.34071    $10.46522         0
   01/01/2011 to 12/31/2011...........  $10.46522    $ 9.92945         0
   01/01/2012 to 12/31/2012...........  $ 9.92945    $11.19304         0
   01/01/2013 to 12/31/2013...........  $11.19304    $14.27442         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18823    $ 6.43513         0
   01/01/2009 to 12/31/2009...........  $ 6.43513    $ 8.22837         0
   01/01/2010 to 12/31/2010...........  $ 8.22837    $ 9.68372         0
   01/01/2011 to 12/31/2011...........  $ 9.68372    $ 9.09046         0
   01/01/2012 to 12/31/2012...........  $ 9.09046    $10.35248         0
   01/01/2013 to 12/31/2013...........  $10.35248    $13.36766         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25873    $ 5.49330         0
   01/01/2009 to 12/31/2009...........  $ 5.49330    $ 6.86444         0
   01/01/2010 to 12/31/2010...........  $ 6.86444    $ 8.36296         0
   01/01/2011 to 12/31/2011...........  $ 8.36296    $ 8.55948         0
   01/01/2012 to 12/31/2012...........  $ 8.55948    $ 9.79861         0
   01/01/2013 to 12/31/2013...........  $ 9.79861    $ 9.58239         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11338    $ 6.77909         0
   01/01/2009 to 12/31/2009...........  $ 6.77909    $ 8.35679         0
   01/01/2010 to 12/31/2010...........  $ 8.35679    $10.26535         0
   01/01/2011 to 12/31/2011...........  $10.26535    $10.15857         0
   01/01/2012 to 12/31/2012...........  $10.15857    $11.16373         0
   01/01/2013 to 12/31/2013...........  $11.16373    $15.31695         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22837    $ 7.14678         0
   01/01/2009 to 12/31/2009...........  $ 7.14678    $ 8.40716         0
   01/01/2010 to 12/31/2010...........  $ 8.40716    $10.02984         0
   01/01/2011 to 12/31/2011...........  $10.02984    $ 9.39785         0
   01/01/2012 to 12/31/2012...........  $ 9.39785    $10.66510         0
   01/01/2013 to 12/31/2013...........  $10.66510    $14.34617         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27795    $ 7.23615         0
   01/01/2009 to 12/31/2009...........  $ 7.23615    $ 7.58749         0
   01/01/2010 to 12/31/2010...........  $ 7.58749    $ 8.57621         0
   01/01/2011 to 12/31/2011...........  $ 8.57621    $ 8.53611         0
   01/01/2012 to 12/31/2012...........  $ 8.53611    $ 9.71718         0
   01/01/2013 to 12/31/2013...........  $ 9.71718    $10.64000         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09840    $ 7.18288         0
   01/01/2009 to 12/31/2009...........  $ 7.18288    $ 7.77133         0
   01/01/2010 to 12/31/2010...........  $ 7.77133    $ 8.04473         0
   01/01/2011 to 12/31/2011...........  $ 8.04473    $ 9.23675         0
   01/01/2012 to 12/31/2012...........  $ 9.23675    $ 9.03694         0
   01/01/2013 to 12/31/2013...........  $ 9.03694    $10.00483         0

*  Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08004    $10.91282       11,484
   01/01/2008 to 12/31/2008...........  $10.91282    $ 7.36563       12,332
   01/01/2009 to 12/31/2009...........  $ 7.36563    $ 9.06905        2,982
   01/01/2010 to 12/31/2010...........  $ 9.06905    $10.05357        2,935
   01/01/2011 to 12/31/2011...........  $10.05357    $ 9.68945        9,842
   01/01/2012 to 12/31/2012...........  $ 9.68945    $10.79903        9,387
   01/01/2013 to 12/31/2013...........  $10.79903    $11.75851       16,082
AST ADVANCED STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07305    $10.83452            0
   01/01/2008 to 12/31/2008...........  $10.83452    $ 7.53017            0
   01/01/2009 to 12/31/2009...........  $ 7.53017    $ 9.40896        1,409
   01/01/2010 to 12/31/2010...........  $ 9.40896    $10.59254        1,409
   01/01/2011 to 12/31/2011...........  $10.59254    $10.49952        1,409
   01/01/2012 to 12/31/2012...........  $10.49952    $11.81435       13,906
   01/01/2013 to 12/31/2013...........  $11.81435    $13.63409       17,094
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12345    $10.18301            0
   01/01/2008 to 12/31/2008...........  $10.18301    $ 6.57914            0
   01/01/2009 to 12/31/2009...........  $ 6.57914    $ 7.67177            0
   01/01/2010 to 12/31/2010...........  $ 7.67177    $ 8.64764            0
   01/01/2011 to 12/31/2011...........  $ 8.64764    $ 8.86776            0
   01/01/2012 to 05/04/2012...........  $ 8.86776    $ 9.65752            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07151    $10.86097            0
   01/01/2008 to 12/31/2008...........  $10.86097    $ 7.66698            0
   01/01/2009 to 12/31/2009...........  $ 7.66698    $ 9.35958        1,416
   01/01/2010 to 12/31/2010...........  $ 9.35958    $10.40804        3,620
   01/01/2011 to 12/31/2011...........  $10.40804    $10.17985       36,090
   01/01/2012 to 12/31/2012...........  $10.17985    $11.33645       46,569
   01/01/2013 to 12/31/2013...........  $11.33645    $13.20498       78,022

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99918    $ 9.20827            0
   01/01/2012 to 12/31/2012...........  $ 9.20827    $10.20156            0
   01/01/2013 to 12/31/2013...........  $10.20156    $11.19672            0
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99918    $10.54820            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09687    $11.01224            0
   01/01/2008 to 12/31/2008...........  $11.01224    $ 7.09376            0
   01/01/2009 to 12/31/2009...........  $ 7.09376    $ 8.80257            0
   01/01/2010 to 12/31/2010...........  $ 8.80257    $ 9.88109        5,003
   01/01/2011 to 12/31/2011...........  $ 9.88109    $ 9.54594       11,275
   01/01/2012 to 12/31/2012...........  $ 9.54594    $10.74833       18,256
   01/01/2013 to 12/31/2013...........  $10.74833    $13.05551       12,520
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99918    $11.72984            0
AST COHEN & STEERS REALTY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10286    $ 7.81223            0
   01/01/2008 to 12/31/2008...........  $ 7.81223    $ 5.02371            0
   01/01/2009 to 12/31/2009...........  $ 5.02371    $ 6.56219            0
   01/01/2010 to 12/31/2010...........  $ 6.56219    $ 8.36127            0
   01/01/2011 to 12/31/2011...........  $ 8.36127    $ 8.82419            0
   01/01/2012 to 12/31/2012...........  $ 8.82419    $10.07765           18
   01/01/2013 to 12/31/2013...........  $10.07765    $10.29050        2,386
AST DEAM SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09789    $ 8.33201            0
   01/01/2008 to 07/18/2008...........  $ 8.33201    $ 7.66199            0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99918    $ 9.73366            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10254    $10.91958            0
   01/01/2008 to 12/31/2008...........  $10.91958    $ 6.04442            0
   01/01/2009 to 12/31/2009...........  $ 6.04442    $ 7.93932            0
   01/01/2010 to 12/31/2010...........  $ 7.93932    $10.41905          364
   01/01/2011 to 12/31/2011...........  $10.41905    $ 8.96343          354
   01/01/2012 to 12/31/2012...........  $ 8.96343    $10.65604          369
   01/01/2013 to 12/31/2013...........  $10.65604    $14.85632        1,278

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10379    $ 7.54057            0
   01/01/2009 to 12/31/2009...........  $ 7.54057    $ 9.05097            0
   01/01/2010 to 12/31/2010...........  $ 9.05097    $10.15522        2,740
   01/01/2011 to 12/31/2011...........  $10.15522    $ 9.80622        2,104
   01/01/2012 to 12/31/2012...........  $ 9.80622    $11.03284        1,348
   01/01/2013 to 12/31/2013...........  $11.03284    $13.02361        2,275
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07381    $10.77036            0
   01/01/2008 to 12/31/2008...........  $10.77036    $ 6.98618            0
   01/01/2009 to 12/31/2009...........  $ 6.98618    $ 8.56682            0
   01/01/2010 to 12/31/2010...........  $ 8.56682    $ 9.70021            0
   01/01/2011 to 12/31/2011...........  $ 9.70021    $ 9.45972        1,311
   01/01/2012 to 12/31/2012...........  $ 9.45972    $10.36217       15,691
   01/01/2013 to 12/31/2013...........  $10.36217    $11.77393       20,997
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99918    $ 7.49594            0
   01/01/2009 to 11/13/2009...........  $ 7.49594    $ 8.43273            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99918    $10.79695        1,740
   01/01/2013 to 12/31/2013...........  $10.79695    $13.30615        2,020
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99918    $10.86599            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17586    $ 6.13224            0
   01/01/2009 to 12/31/2009...........  $ 6.13224    $ 8.20276            0
   01/01/2010 to 12/31/2010...........  $ 8.20276    $ 9.76197            0
   01/01/2011 to 12/31/2011...........  $ 9.76197    $ 9.17833            0
   01/01/2012 to 12/31/2012...........  $ 9.17833    $11.52315          760
   01/01/2013 to 12/31/2013...........  $11.52315    $11.90508          736
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09100    $11.53628            0
   01/01/2008 to 12/31/2008...........  $11.53628    $ 6.82244            0
   01/01/2009 to 12/31/2009...........  $ 6.82244    $10.09167            0
   01/01/2010 to 12/31/2010...........  $10.09167    $11.01965            0
   01/01/2011 to 12/31/2011...........  $11.01965    $10.47885            0
   01/01/2012 to 12/31/2012...........  $10.47885    $12.42563        1,093
   01/01/2013 to 12/31/2013...........  $12.42563    $15.96125           71
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11632    $10.62005            0
   01/01/2008 to 12/31/2008...........  $10.62005    $ 6.23634            0
   01/01/2009 to 12/31/2009...........  $ 6.23634    $ 7.35950            0
   01/01/2010 to 12/31/2010...........  $ 7.35950    $ 8.22556            0
   01/01/2011 to 12/31/2011...........  $ 8.22556    $ 7.69478            0
   01/01/2012 to 12/31/2012...........  $ 7.69478    $ 9.11684           20
   01/01/2013 to 12/31/2013...........  $ 9.11684    $12.05440        1,316

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09800    $11.48986            0
   01/01/2008 to 12/31/2008...........  $11.48986    $ 6.73541            0
   01/01/2009 to 12/31/2009...........  $ 6.73541    $10.47635            0
   01/01/2010 to 12/31/2010...........  $10.47635    $12.42903            0
   01/01/2011 to 12/31/2011...........  $12.42903    $11.93976            0
   01/01/2012 to 12/31/2012...........  $11.93976    $14.14015        1,396
   01/01/2013 to 12/31/2013...........  $14.14015    $18.50694        2,504
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08946    $ 7.64998            0
   01/01/2009 to 12/31/2009...........  $ 7.64998    $ 9.34543            0
   01/01/2010 to 12/31/2010...........  $ 9.34543    $10.32606            0
   01/01/2011 to 12/31/2011...........  $10.32606    $10.17206            0
   01/01/2012 to 12/31/2012...........  $10.17206    $11.09154        9,423
   01/01/2013 to 12/31/2013...........  $11.09154    $12.06017       13,204
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03407    $ 7.66279            0
   01/01/2009 to 12/31/2009...........  $ 7.66279    $ 9.62383            0
   01/01/2010 to 12/31/2010...........  $ 9.62383    $12.07909            0
   01/01/2011 to 12/31/2011...........  $12.07909    $12.11532            0
   01/01/2012 to 12/31/2012...........  $12.11532    $13.87726          592
   01/01/2013 to 12/31/2013...........  $13.87726    $19.07270        1,617
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11154    $10.19617            0
   01/01/2008 to 12/31/2008...........  $10.19617    $ 6.32963            0
   01/01/2009 to 12/31/2009...........  $ 6.32963    $ 7.41124            0
   01/01/2010 to 12/31/2010...........  $ 7.41124    $ 8.25078            0
   01/01/2011 to 12/31/2011...........  $ 8.25078    $ 8.12903            0
   01/01/2012 to 12/31/2012...........  $ 8.12903    $ 9.12709           19
   01/01/2013 to 12/31/2013...........  $ 9.12709    $12.16608        1,169
AST HIGH YIELD PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99918    $ 9.96607            0
   01/01/2008 to 12/31/2008...........  $ 9.96607    $ 7.34697            0
   01/01/2009 to 12/31/2009...........  $ 7.34697    $ 9.86035            0
   01/01/2010 to 12/31/2010...........  $ 9.86035    $11.08074            0
   01/01/2011 to 12/31/2011...........  $11.08074    $11.31919            0
   01/01/2012 to 12/31/2012...........  $11.31919    $12.76194        1,142
   01/01/2013 to 12/31/2013...........  $12.76194    $13.54280        2,602

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.15948    $12.05201           0
   01/01/2008 to 12/31/2008...........  $12.05201    $ 5.93863           0
   01/01/2009 to 12/31/2009...........  $ 5.93863    $ 7.95483           0
   01/01/2010 to 12/31/2010...........  $ 7.95483    $ 9.01789           0
   01/01/2011 to 12/31/2011...........  $ 9.01789    $ 7.77483           0
   01/01/2012 to 12/31/2012...........  $ 7.77483    $ 9.26557           0
   01/01/2013 to 12/31/2013...........  $ 9.26557    $10.92201           0
AST INTERNATIONAL VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12617    $11.65068           0
   01/01/2008 to 12/31/2008...........  $11.65068    $ 6.45950           0
   01/01/2009 to 12/31/2009...........  $ 6.45950    $ 8.34615           0
   01/01/2010 to 12/31/2010...........  $ 8.34615    $ 9.17929           0
   01/01/2011 to 12/31/2011...........  $ 9.17929    $ 7.94794           0
   01/01/2012 to 12/31/2012...........  $ 7.94794    $ 9.18156           0
   01/01/2013 to 12/31/2013...........  $ 9.18156    $10.86035           0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11197    $ 7.17178           0
   01/01/2009 to 12/31/2009...........  $ 7.17178    $ 8.99427           0
   01/01/2010 to 12/31/2010...........  $ 8.99427    $10.13569           0
   01/01/2011 to 12/31/2011...........  $10.13569    $ 9.97825           0
   01/01/2012 to 12/31/2012...........  $ 9.97825    $11.22134       4,842
   01/01/2013 to 12/31/2013...........  $11.22134    $12.91910       5,595
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.14435    $10.97941           0
   01/01/2008 to 12/31/2008...........  $10.97941    $ 6.37232           0
   01/01/2009 to 12/31/2009...........  $ 6.37232    $ 8.57302           0
   01/01/2010 to 12/31/2010...........  $ 8.57302    $ 9.09678           0
   01/01/2011 to 12/31/2011...........  $ 9.09678    $ 8.18270           0
   01/01/2012 to 12/31/2012...........  $ 8.18270    $ 9.87658          38
   01/01/2013 to 12/31/2013...........  $ 9.87658    $11.28094       1,177
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08054    $10.17383           0
   01/01/2008 to 12/31/2008...........  $10.17383    $ 8.29858           0
   01/01/2009 to 12/31/2009...........  $ 8.29858    $10.02568           0
   01/01/2010 to 12/31/2010...........  $10.02568    $10.65289           0
   01/01/2011 to 12/31/2011...........  $10.65289    $10.57215           0
   01/01/2012 to 12/31/2012...........  $10.57215    $11.58947       5,069
   01/01/2013 to 12/31/2013...........  $11.58947    $12.74066       4,886

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08457    $10.29963           0
   01/01/2010 to 12/31/2010...........  $10.29963    $11.35164           0
   01/01/2011 to 12/31/2011...........  $11.35164    $11.31377           0
   01/01/2012 to 12/31/2012...........  $11.31377    $12.90295           0
   01/01/2013 to 12/31/2013...........  $12.90295    $17.43738           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14595    $10.30944           0
   01/01/2010 to 12/31/2010...........  $10.30944    $11.60815           0
   01/01/2011 to 12/31/2011...........  $11.60815    $10.81845           0
   01/01/2012 to 12/31/2012...........  $10.81845    $12.12874           0
   01/01/2013 to 12/31/2013...........  $12.12874    $15.78294           0
AST LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11587    $ 9.84473           0
   01/01/2008 to 12/31/2008...........  $ 9.84473    $ 5.70314           0
   01/01/2009 to 12/31/2009...........  $ 5.70314    $ 6.74404           0
   01/01/2010 to 12/31/2010...........  $ 6.74404    $ 7.55590           0
   01/01/2011 to 12/31/2011...........  $ 7.55590    $ 7.16817           0
   01/01/2012 to 12/31/2012...........  $ 7.16817    $ 8.29561          32
   01/01/2013 to 12/31/2013...........  $ 8.29561    $11.48738         677
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.13199    $11.47337           0
   01/01/2008 to 12/31/2008...........  $11.47337    $ 6.40005           0
   01/01/2009 to 12/31/2009...........  $ 6.40005    $ 8.22241           0
   01/01/2010 to 12/31/2010...........  $ 8.22241    $ 9.74903           0
   01/01/2011 to 12/31/2011...........  $ 9.74903    $ 9.56442       2,470
   01/01/2012 to 12/31/2012...........  $ 9.56442    $10.63120          16
   01/01/2013 to 12/31/2013...........  $10.63120    $14.37959           0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.02439    $10.32185           0
   01/01/2008 to 12/31/2008...........  $10.32185    $ 7.84324           0
   01/01/2009 to 12/31/2009...........  $ 7.84324    $10.45274           0
   01/01/2010 to 12/31/2010...........  $10.45274    $11.73757           0
   01/01/2011 to 12/31/2011...........  $11.73757    $12.80336           0
   01/01/2012 to 12/31/2012...........  $12.80336    $13.42818       2,647
   01/01/2013 to 12/31/2013...........  $13.42818    $13.02931       3,308
AST MFS GLOBAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11667    $10.95164           0
   01/01/2008 to 12/31/2008...........  $10.95164    $ 7.15759           0
   01/01/2009 to 12/31/2009...........  $ 7.15759    $ 9.31966           0
   01/01/2010 to 12/31/2010...........  $ 9.31966    $10.33903         323
   01/01/2011 to 12/31/2011...........  $10.33903    $ 9.91614         314
   01/01/2012 to 12/31/2012...........  $ 9.91614    $12.08368         337
   01/01/2013 to 12/31/2013...........  $12.08368    $15.27018       4,344

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10694    $11.59267           0
   01/01/2008 to 12/31/2008...........  $11.59267    $ 7.31108           0
   01/01/2009 to 12/31/2009...........  $ 7.31108    $ 8.99798           0
   01/01/2010 to 12/31/2010...........  $ 8.99798    $10.04775           0
   01/01/2011 to 12/31/2011...........  $10.04775    $ 9.88927           0
   01/01/2012 to 12/31/2012...........  $ 9.88927    $11.46400          15
   01/01/2013 to 12/31/2013...........  $11.46400    $15.51686       6,540
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99918    $10.22213           0
   01/01/2013 to 12/31/2013...........  $10.22213    $13.61300           0
AST MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10574    $10.11084           0
   01/01/2008 to 12/31/2008...........  $10.11084    $ 6.19415           0
   01/01/2009 to 12/31/2009...........  $ 6.19415    $ 8.51751           0
   01/01/2010 to 12/31/2010...........  $ 8.51751    $10.42410           0
   01/01/2011 to 12/31/2011...........  $10.42410    $ 9.96483           0
   01/01/2012 to 12/31/2012...........  $ 9.96483    $11.68256          23
   01/01/2013 to 12/31/2013...........  $11.68256    $15.31633       5,856
AST MONEY MARKET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.00052    $10.29973           0
   01/01/2008 to 12/31/2008...........  $10.29973    $10.45357           0
   01/01/2009 to 12/31/2009...........  $10.45357    $10.37528           0
   01/01/2010 to 12/31/2010...........  $10.37528    $10.27485           0
   01/01/2011 to 12/31/2011...........  $10.27485    $10.17598       7,315
   01/01/2012 to 12/31/2012...........  $10.17598    $10.07626       2,251
   01/01/2013 to 12/31/2013...........  $10.07626    $ 9.97714       1,433
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.13369    $10.25701           0
   01/01/2008 to 12/31/2008...........  $10.25701    $ 5.86395           0
   01/01/2009 to 12/31/2009...........  $ 5.86395    $ 8.16575           0
   01/01/2010 to 12/31/2010...........  $ 8.16575    $ 9.97960           0
   01/01/2011 to 12/31/2011...........  $ 9.97960    $ 9.63540           0
   01/01/2012 to 12/31/2012...........  $ 9.63540    $11.17393          23
   01/01/2013 to 12/31/2013...........  $11.17393    $15.71072       2,215
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11565    $11.82260           0
   01/01/2008 to 12/31/2008...........  $11.82260    $ 6.65075           0
   01/01/2009 to 12/31/2009...........  $ 6.65075    $ 8.54648           0
   01/01/2010 to 12/31/2010...........  $ 8.54648    $10.88845           0
   01/01/2011 to 12/31/2011...........  $10.88845    $10.96268           0
   01/01/2012 to 12/31/2012...........  $10.96268    $12.19821         685
   01/01/2013 to 12/31/2013...........  $12.19821    $16.01598       2,086

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12073    $11.75209            0
   01/01/2008 to 12/31/2008...........  $11.75209    $ 6.68601            0
   01/01/2009 to 12/31/2009...........  $ 6.68601    $ 8.11354            0
   01/01/2010 to 12/31/2010...........  $ 8.11354    $ 9.66127            0
   01/01/2011 to 04/29/2011...........  $ 9.66127    $10.86028            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99918    $10.37057           17
   01/01/2013 to 12/31/2013...........  $10.37057    $12.20998            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10192    $ 5.59093            0
   01/01/2009 to 12/31/2009...........  $ 5.59093    $ 9.21761            0
   01/01/2010 to 12/31/2010...........  $ 9.21761    $11.15868            0
   01/01/2011 to 12/31/2011...........  $11.15868    $ 8.80869            0
   01/01/2012 to 12/31/2012...........  $ 8.80869    $10.28504            0
   01/01/2013 to 12/31/2013...........  $10.28504    $10.20593            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99034    $10.47408            0
   01/01/2008 to 12/31/2008...........  $10.47408    $10.48603            0
   01/01/2009 to 12/31/2009...........  $10.48603    $11.44430            0
   01/01/2010 to 12/31/2010...........  $11.44430    $11.77276            0
   01/01/2011 to 12/31/2011...........  $11.77276    $11.91843        2,162
   01/01/2012 to 12/31/2012...........  $11.91843    $12.35443        2,629
   01/01/2013 to 12/31/2013...........  $12.35443    $11.96593        8,160
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99058    $10.56075            0
   01/01/2008 to 12/31/2008...........  $10.56075    $10.21988            0
   01/01/2009 to 12/31/2009...........  $10.21988    $11.79093            0
   01/01/2010 to 12/31/2010...........  $11.79093    $12.57524        1,379
   01/01/2011 to 12/31/2011...........  $12.57524    $12.84647        1,058
   01/01/2012 to 12/31/2012...........  $12.84647    $13.90489        4,226
   01/01/2013 to 12/31/2013...........  $13.90489    $13.51422       32,270
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.04514    $10.75670            0
   01/01/2008 to 12/31/2008...........  $10.75670    $ 8.57497        2,810
   01/01/2009 to 12/31/2009...........  $ 8.57497    $10.19125       62,109
   01/01/2010 to 12/31/2010...........  $10.19125    $11.15697       59,310
   01/01/2011 to 12/31/2011...........  $11.15697    $11.15675       59,232
   01/01/2012 to 12/31/2012...........  $11.15675    $12.19226       56,097
   01/01/2013 to 12/31/2013...........  $12.19226    $13.18351       54,932

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10404    $11.19117            0
   01/01/2008 to 12/31/2008...........  $11.19117    $ 6.56949            0
   01/01/2009 to 12/31/2009...........  $ 6.56949    $ 8.19394        1,599
   01/01/2010 to 12/31/2010...........  $ 8.19394    $ 9.65573        1,599
   01/01/2011 to 12/31/2011...........  $ 9.65573    $ 8.96603        1,599
   01/01/2012 to 12/31/2012...........  $ 8.96603    $10.02421        2,311
   01/01/2013 to 12/31/2013...........  $10.02421    $11.61472        3,986
AST QMA US EQUITY ALPHA PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11188    $10.37151            0
   01/01/2008 to 12/31/2008...........  $10.37151    $ 6.29304        1,694
   01/01/2009 to 12/31/2009...........  $ 6.29304    $ 7.59041        1,645
   01/01/2010 to 12/31/2010...........  $ 7.59041    $ 8.64622        1,594
   01/01/2011 to 12/31/2011...........  $ 8.64622    $ 8.85664        1,546
   01/01/2012 to 12/31/2012...........  $ 8.85664    $10.41779        1,532
   01/01/2013 to 12/31/2013...........  $10.41779    $13.65949        2,489
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99918    $ 8.93992            0
   01/01/2012 to 12/31/2012...........  $ 8.93992    $10.01604            0
   01/01/2013 to 12/31/2013...........  $10.01604    $12.13798            0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08128    $ 7.37971            0
   01/01/2009 to 12/31/2009...........  $ 7.37971    $ 9.01552            0
   01/01/2010 to 12/31/2010...........  $ 9.01552    $ 9.99007            0
   01/01/2011 to 12/31/2011...........  $ 9.99007    $ 9.71160        2,230
   01/01/2012 to 12/31/2012...........  $ 9.71160    $10.60403        9,000
   01/01/2013 to 12/31/2013...........  $10.60403    $11.80510       15,625
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09946    $ 6.72784            0
   01/01/2009 to 12/31/2009...........  $ 6.72784    $ 8.44981            0
   01/01/2010 to 12/31/2010...........  $ 8.44981    $ 9.56609            0
   01/01/2011 to 12/31/2011...........  $ 9.56609    $ 9.24529            0
   01/01/2012 to 12/31/2012...........  $ 9.24529    $10.60940            0
   01/01/2013 to 12/31/2013...........  $10.60940    $12.40140            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07291    $10.87140            0
   01/01/2008 to 12/31/2008...........  $10.87140    $ 7.51399            0
   01/01/2009 to 12/31/2009...........  $ 7.51399    $ 9.47895            0
   01/01/2010 to 12/31/2010...........  $ 9.47895    $10.49368            0
   01/01/2011 to 12/31/2011...........  $10.49368    $10.03860        3,919
   01/01/2012 to 12/31/2012...........  $10.03860    $11.04609       15,221
   01/01/2013 to 12/31/2013...........  $11.04609    $12.51162       14,508

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09716    $10.46802            0
   01/01/2008 to 12/31/2008...........  $10.46802    $ 6.73693            0
   01/01/2009 to 12/31/2009...........  $ 6.73693    $ 8.93194            0
   01/01/2010 to 12/31/2010...........  $ 8.93194    $12.06406            0
   01/01/2011 to 12/31/2011...........  $12.06406    $11.82778            0
   01/01/2012 to 12/31/2012...........  $11.82778    $13.13644            0
   01/01/2013 to 12/31/2013...........  $13.13644    $17.58113            0
AST SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11095    $ 9.43656            0
   01/01/2008 to 12/31/2008...........  $ 9.43656    $ 6.56669            0
   01/01/2009 to 12/31/2009...........  $ 6.56669    $ 8.25723            0
   01/01/2010 to 12/31/2010...........  $ 8.25723    $10.30053            0
   01/01/2011 to 12/31/2011...........  $10.30053    $ 9.58913            0
   01/01/2012 to 12/31/2012...........  $ 9.58913    $11.21832           23
   01/01/2013 to 12/31/2013...........  $11.21832    $15.26149        3,645
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.06740    $10.57860            0
   01/01/2008 to 12/31/2008...........  $10.57860    $ 7.75653            0
   01/01/2009 to 12/31/2009...........  $ 7.75653    $ 9.53361            0
   01/01/2010 to 12/31/2010...........  $ 9.53361    $10.52807        2,184
   01/01/2011 to 12/31/2011...........  $10.52807    $10.63067        3,039
   01/01/2012 to 12/31/2012...........  $10.63067    $11.94592       23,637
   01/01/2013 to 12/31/2013...........  $11.94592    $13.81861       32,182
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11700    $ 9.82815            0
   01/01/2008 to 12/31/2008...........  $ 9.82815    $ 5.65507            0
   01/01/2009 to 12/31/2009...........  $ 5.65507    $ 6.93144            0
   01/01/2010 to 12/31/2010...........  $ 6.93144    $ 7.77169            0
   01/01/2011 to 12/31/2011...........  $ 7.77169    $ 7.56873            0
   01/01/2012 to 12/31/2012...........  $ 7.56873    $ 8.78643            0
   01/01/2013 to 12/31/2013...........  $ 8.78643    $11.28190        4,424
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08361    $10.93976            0
   01/01/2008 to 12/31/2008...........  $10.93976    $ 6.43744            0
   01/01/2009 to 12/31/2009...........  $ 6.43744    $ 9.77555            0
   01/01/2010 to 12/31/2010...........  $ 9.77555    $11.20897            0
   01/01/2011 to 12/31/2011...........  $11.20897    $10.91000            0
   01/01/2012 to 12/31/2012...........  $10.91000    $12.70117            0
   01/01/2013 to 12/31/2013...........  $12.70117    $18.11188        1,087
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.17958    $13.94064            0
   01/01/2008 to 12/31/2008...........  $13.94064    $ 6.90317            0
   01/01/2009 to 12/31/2009...........  $ 6.90317    $10.20784            0
   01/01/2010 to 12/31/2010...........  $10.20784    $12.17409          878
   01/01/2011 to 12/31/2011...........  $12.17409    $10.25550          854
   01/01/2012 to 12/31/2012...........  $10.25550    $10.52125          853
   01/01/2013 to 12/31/2013...........  $10.52125    $12.01930        4,036

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.98213    $10.73003           0
   01/01/2008 to 12/31/2008...........  $10.73003    $10.36499           0
   01/01/2009 to 12/31/2009...........  $10.36499    $11.50569           0
   01/01/2010 to 12/31/2010...........  $11.50569    $12.04612           0
   01/01/2011 to 12/31/2011...........  $12.04612    $12.41886           0
   01/01/2012 to 12/31/2012...........  $12.41886    $12.93840          13
   01/01/2013 to 12/31/2013...........  $12.93840    $12.32953         189
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12210    $11.05096           0
   01/01/2008 to 12/31/2008...........  $11.05096    $ 6.31035           0
   01/01/2009 to 12/31/2009...........  $ 6.31035    $ 8.02421           0
   01/01/2010 to 12/31/2010...........  $ 8.02421    $ 9.10752           0
   01/01/2011 to 12/31/2011...........  $ 9.10752    $ 8.70580           0
   01/01/2012 to 12/31/2012...........  $ 8.70580    $ 9.56832          35
   01/01/2013 to 12/31/2013...........  $ 9.56832    $11.41596           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99918    $ 9.98774           0
   01/01/2008 to 12/31/2008...........  $ 9.98774    $ 9.37351           0
   01/01/2009 to 12/31/2009...........  $ 9.37351    $10.35999           0
   01/01/2010 to 12/31/2010...........  $10.35999    $11.05727           0
   01/01/2011 to 12/31/2011...........  $11.05727    $11.60740           0
   01/01/2012 to 12/31/2012...........  $11.60740    $12.39484       1,828
   01/01/2013 to 12/31/2013...........  $12.39484    $12.08896       1,727
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07829    $ 6.67267           0
   01/01/2009 to 12/31/2009...........  $ 6.67267    $ 8.59292           0
   01/01/2010 to 12/31/2010...........  $ 8.59292    $ 9.37902           0
   01/01/2011 to 12/31/2011...........  $ 9.37902    $ 9.13111       1,212
   01/01/2012 to 09/21/2012...........  $ 9.13111    $10.27970           0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08917    $ 7.70553           0
   01/01/2009 to 12/31/2009...........  $ 7.70553    $ 9.27464           0
   01/01/2010 to 12/31/2010...........  $ 9.27464    $10.77702           0
   01/01/2011 to 12/31/2011...........  $10.77702    $11.41163           0
   01/01/2012 to 12/31/2012...........  $11.41163    $12.52542           0
   01/01/2013 to 12/31/2013...........  $12.52542    $15.92981           0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26818    $ 7.07373           0
   01/01/2009 to 12/31/2009...........  $ 7.07373    $ 9.16112           0
   01/01/2010 to 12/31/2010...........  $ 9.16112    $11.01058           0
   01/01/2011 to 12/31/2011...........  $11.01058    $11.50124           0
   01/01/2012 to 12/31/2012...........  $11.50124    $13.90370           0
   01/01/2013 to 12/31/2013...........  $13.90370    $19.25448           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38588    $ 5.29555         0
   01/01/2009 to 12/31/2009...........  $ 5.29555    $ 6.03013         0
   01/01/2010 to 12/31/2010...........  $ 6.03013    $ 6.62309         0
   01/01/2011 to 12/31/2011...........  $ 6.62309    $ 5.65050         0
   01/01/2012 to 12/31/2012...........  $ 5.65050    $ 6.97796         0
   01/01/2013 to 12/31/2013...........  $ 6.97796    $ 9.12506         0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15210    $ 8.37319         0
   01/01/2009 to 12/31/2009...........  $ 8.37319    $ 9.91149         0
   01/01/2010 to 12/31/2010...........  $ 9.91149    $10.09243         0
   01/01/2011 to 12/31/2011...........  $10.09243    $11.00309         0
   01/01/2012 to 12/31/2012...........  $11.00309    $12.79004         0
   01/01/2013 to 12/31/2013...........  $12.79004    $17.69808         0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16561    $ 6.12389         0
   01/01/2009 to 12/31/2009...........  $ 6.12389    $ 7.52435         0
   01/01/2010 to 12/31/2010...........  $ 7.52435    $ 9.21904         0
   01/01/2011 to 12/31/2011...........  $ 9.21904    $ 8.96504         0
   01/01/2012 to 12/31/2012...........  $ 8.96504    $10.27851         0
   01/01/2013 to 12/31/2013...........  $10.27851    $14.06311         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11084    $ 6.74627         0
   01/01/2009 to 12/31/2009...........  $ 6.74627    $ 8.66550         0
   01/01/2010 to 12/31/2010...........  $ 8.66550    $ 9.71085         0
   01/01/2011 to 12/31/2011...........  $ 9.71085    $ 9.91574         0
   01/01/2012 to 12/31/2012...........  $ 9.91574    $11.06599         0
   01/01/2013 to 12/31/2013...........  $11.06599    $14.31622         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24162    $ 6.29952         0
   01/01/2009 to 12/31/2009...........  $ 6.29952    $ 7.45124         0
   01/01/2010 to 12/31/2010...........  $ 7.45124    $ 8.32879         0
   01/01/2011 to 12/31/2011...........  $ 8.32879    $ 8.14102         0
   01/01/2012 to 12/31/2012...........  $ 8.14102    $ 9.30332         0
   01/01/2013 to 12/31/2013...........  $ 9.30332    $11.96473         0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07261    $ 6.22719         0
   01/01/2009 to 12/31/2009...........  $ 6.22719    $ 8.52806         0
   01/01/2010 to 12/31/2010...........  $ 8.52806    $10.84313         0
   01/01/2011 to 12/31/2011...........  $10.84313    $10.42521         0
   01/01/2012 to 12/31/2012...........  $10.42521    $11.90950         0
   01/01/2013 to 12/31/2013...........  $11.90950    $15.39102         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18859    $ 6.49281         0
   01/01/2009 to 12/31/2009...........  $ 6.49281    $ 8.41316         0
   01/01/2010 to 12/31/2010...........  $ 8.41316    $10.03332         0
   01/01/2011 to 12/31/2011...........  $10.03332    $ 9.54428         0
   01/01/2012 to 12/31/2012...........  $ 9.54428    $11.01497         0
   01/01/2013 to 12/31/2013...........  $11.01497    $14.41314         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25909    $ 5.54281         0
   01/01/2009 to 12/31/2009...........  $ 5.54281    $ 7.01899         0
   01/01/2010 to 12/31/2010...........  $ 7.01899    $ 8.66541         0
   01/01/2011 to 12/31/2011...........  $ 8.66541    $ 8.98727         0
   01/01/2012 to 12/31/2012...........  $ 8.98727    $10.42615         0
   01/01/2013 to 12/31/2013...........  $10.42615    $10.33250         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11374    $ 6.83982         0
   01/01/2009 to 12/31/2009...........  $ 6.83982    $ 8.54439         0
   01/01/2010 to 12/31/2010...........  $ 8.54439    $10.63607         0
   01/01/2011 to 12/31/2011...........  $10.63607    $10.66582         0
   01/01/2012 to 12/31/2012...........  $10.66582    $11.87821         0
   01/01/2013 to 12/31/2013...........  $11.87821    $16.51483         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22874    $ 7.21085         0
   01/01/2009 to 12/31/2009...........  $ 7.21085    $ 8.59614         0
   01/01/2010 to 12/31/2010...........  $ 8.59614    $10.39230         0
   01/01/2011 to 12/31/2011...........  $10.39230    $ 9.86744         0
   01/01/2012 to 12/31/2012...........  $ 9.86744    $11.34804         0
   01/01/2013 to 12/31/2013...........  $11.34804    $15.46868         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27831    $ 7.30077         0
   01/01/2009 to 12/31/2009...........  $ 7.30077    $ 7.75761         0
   01/01/2010 to 12/31/2010...........  $ 7.75761    $ 8.88561         0
   01/01/2011 to 12/31/2011...........  $ 8.88561    $ 8.96210         0
   01/01/2012 to 12/31/2012...........  $ 8.96210    $10.33883         0
   01/01/2013 to 12/31/2013...........  $10.33883    $11.47192         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09876    $ 7.24721         0
   01/01/2009 to 12/31/2009...........  $ 7.24721    $ 7.94572         0
   01/01/2010 to 12/31/2010...........  $ 7.94572    $ 8.33515         0
   01/01/2011 to 12/31/2011...........  $ 8.33515    $ 9.69768         0
   01/01/2012 to 12/31/2012...........  $ 9.69768    $ 9.61503         0
   01/01/2013 to 12/31/2013...........  $ 9.61503    $10.78722         0

*  Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ONLY (1.80%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96999    $10.53905      100,763
   01/01/2007 to 12/31/2007...........  $10.53905    $11.30489      331,359
   01/01/2008 to 12/31/2008...........  $11.30489    $ 7.57016      434,309
   01/01/2009 to 12/31/2009...........  $ 7.57016    $ 9.24767      573,712
   01/01/2010 to 12/31/2010...........  $ 9.24767    $10.17096      557,259
   01/01/2011 to 12/31/2011...........  $10.17096    $ 9.72567      448,701
   01/01/2012 to 12/31/2012...........  $ 9.72567    $10.75412      472,081
   01/01/2013 to 12/31/2013...........  $10.75412    $11.61760      438,702
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98871    $10.48281          465
   01/01/2007 to 12/31/2007...........  $10.48281    $11.27541        4,054
   01/01/2008 to 12/31/2008...........  $11.27541    $ 7.77480       41,622
   01/01/2009 to 12/31/2009...........  $ 7.77480    $ 9.63835      102,631
   01/01/2010 to 12/31/2010...........  $ 9.63835    $10.76564      105,054
   01/01/2011 to 12/31/2011...........  $10.76564    $10.58741       89,167
   01/01/2012 to 12/31/2012...........  $10.58741    $11.81948       98,779
   01/01/2013 to 12/31/2013...........  $11.81948    $13.53287      111,386
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98434    $11.01701        6,860
   01/01/2007 to 12/31/2007...........  $11.01701    $10.80965        7,391
   01/01/2008 to 12/31/2008...........  $10.80965    $ 6.92900        5,909
   01/01/2009 to 12/31/2009...........  $ 6.92900    $ 8.01628       11,509
   01/01/2010 to 12/31/2010...........  $ 8.01628    $ 8.96487        9,703
   01/01/2011 to 12/31/2011...........  $ 8.96487    $ 9.12113        9,252
   01/01/2012 to 05/04/2012...........  $ 9.12113    $ 9.90651            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97939    $10.49554       19,062
   01/01/2007 to 12/31/2007...........  $10.49554    $11.24456       71,029
   01/01/2008 to 12/31/2008...........  $11.24456    $ 7.87536      209,955
   01/01/2009 to 12/31/2009...........  $ 7.87536    $ 9.53832      426,296
   01/01/2010 to 12/31/2010...........  $ 9.53832    $10.52351      433,134
   01/01/2011 to 12/31/2011...........  $10.52351    $10.21197      338,320
   01/01/2012 to 12/31/2012...........  $10.21197    $11.28257      377,275
   01/01/2013 to 12/31/2013...........  $11.28257    $13.03897      360,968

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99853    $ 9.15952         0
   01/01/2012 to 12/31/2012...........  $ 9.15952    $10.06765         0
   01/01/2013 to 12/31/2013...........  $10.06765    $10.96293         0
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99853    $10.49166         0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99902    $ 9.38108         0
   01/01/2010 to 12/31/2010...........  $ 9.38108    $10.18982         0
   01/01/2011 to 12/31/2011...........  $10.18982    $10.97479         0
   01/01/2012 to 12/31/2012...........  $10.97479    $11.22934         0
   01/01/2013 to 12/31/2013...........  $11.22934    $10.95476         0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99854    $12.03844         0
   01/01/2009 to 12/31/2009...........  $12.03844    $11.11003         0
   01/01/2010 to 12/31/2010...........  $11.11003    $12.13429         0
   01/01/2011 to 12/31/2011...........  $12.13429    $13.53876         0
   01/01/2012 to 12/31/2012...........  $13.53876    $14.05927         0
   01/01/2013 to 12/31/2013...........  $14.05927    $13.37660         0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99854    $12.10728         0
   01/01/2009 to 12/31/2009...........  $12.10728    $10.97728         0
   01/01/2010 to 12/31/2010...........  $10.97728    $12.00827         0
   01/01/2011 to 12/31/2011...........  $12.00827    $13.68041         0
   01/01/2012 to 12/31/2012...........  $13.68041    $14.22553         0
   01/01/2013 to 12/31/2013...........  $14.22553    $13.29886         0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99902    $ 8.79160         0
   01/01/2010 to 12/31/2010...........  $ 8.79160    $ 9.65901         0
   01/01/2011 to 12/31/2011...........  $ 9.65901    $11.26044         0
   01/01/2012 to 12/31/2012...........  $11.26044    $11.75998         0
   01/01/2013 to 12/31/2013...........  $11.75998    $10.79935         0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99804    $11.01180         0
   01/01/2011 to 12/31/2011...........  $11.01180    $13.01321         0
   01/01/2012 to 12/31/2012...........  $13.01321    $13.65123         0
   01/01/2013 to 12/31/2013...........  $13.65123    $12.47105         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99853    $12.02437            0
   01/01/2012 to 12/31/2012...........  $12.02437    $12.50204            0
   01/01/2013 to 12/31/2013...........  $12.50204    $11.08404            0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99805    $10.40239            0
   01/01/2013 to 12/31/2013...........  $10.40239    $ 9.17622            0
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99902    $ 8.75235            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97970    $10.59731      154,539
   01/01/2007 to 12/31/2007...........  $10.59731    $11.42176      323,524
   01/01/2008 to 12/31/2008...........  $11.42176    $ 7.29960      471,178
   01/01/2009 to 12/31/2009...........  $ 7.29960    $ 8.98690      717,751
   01/01/2010 to 12/31/2010...........  $ 8.98690    $10.00882      731,358
   01/01/2011 to 12/31/2011...........  $10.00882    $ 9.59353      638,859
   01/01/2012 to 12/31/2012...........  $ 9.59353    $10.71694      678,420
   01/01/2013 to 12/31/2013...........  $10.71694    $12.91509      703,566
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99853    $11.65110            0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.88697    $12.10913          915
   01/01/2007 to 12/31/2007...........  $12.10913    $ 9.52250       21,877
   01/01/2008 to 12/31/2008...........  $ 9.52250    $ 6.07516       22,046
   01/01/2009 to 12/31/2009...........  $ 6.07516    $ 7.87308       28,325
   01/01/2010 to 12/31/2010...........  $ 7.87308    $ 9.95295       29,740
   01/01/2011 to 12/31/2011...........  $ 9.95295    $10.42158       28,165
   01/01/2012 to 12/31/2012...........  $10.42158    $11.80828       29,482
   01/01/2013 to 12/31/2013...........  $11.80828    $11.96291       27,895
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98281    $10.44809          213
   01/01/2007 to 12/31/2007...........  $10.44809    $ 8.43897          738
   01/01/2008 to 07/18/2008...........  $ 8.43897    $ 7.72699            0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99853    $ 9.68148            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99853    $ 9.94149        4,622
   01/01/2007 to 12/31/2007...........  $ 9.94149    $10.85969        5,531
   01/01/2008 to 12/31/2008...........  $10.85969    $ 5.96393        5,816
   01/01/2009 to 12/31/2009...........  $ 5.96393    $ 7.77201        5,885
   01/01/2010 to 12/31/2010...........  $ 7.77201    $10.11934        5,696
   01/01/2011 to 12/31/2011...........  $10.11934    $ 8.63723       15,941
   01/01/2012 to 12/31/2012...........  $ 8.63723    $10.18740       14,930
   01/01/2013 to 12/31/2013...........  $10.18740    $14.09149       13,437
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10357    $ 7.50079        1,892
   01/01/2009 to 12/31/2009...........  $ 7.50079    $ 8.93234        4,777
   01/01/2010 to 12/31/2010...........  $ 8.93234    $ 9.94340        5,927
   01/01/2011 to 12/31/2011...........  $ 9.94340    $ 9.52637        4,979
   01/01/2012 to 12/31/2012...........  $ 9.52637    $10.63368        6,825
   01/01/2013 to 12/31/2013...........  $10.63368    $12.45377        7,310
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99853    $10.51873        7,548
   01/01/2007 to 12/31/2007...........  $10.51873    $11.21595       14,474
   01/01/2008 to 12/31/2008...........  $11.21595    $ 7.21784       44,101
   01/01/2009 to 12/31/2009...........  $ 7.21784    $ 8.78121       82,150
   01/01/2010 to 12/31/2010...........  $ 8.78121    $ 9.86497       85,288
   01/01/2011 to 12/31/2011...........  $ 9.86497    $ 9.54494       65,939
   01/01/2012 to 12/31/2012...........  $ 9.54494    $10.37311       73,220
   01/01/2013 to 12/31/2013...........  $10.37311    $11.69372       73,892
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99854    $ 7.46903        1,054
   01/01/2009 to 11/13/2009...........  $ 7.46903    $ 8.34495            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99854    $10.73940       24,670
   01/01/2013 to 12/31/2013...........  $10.73940    $13.13128       27,552
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99853    $10.80775            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17522    $ 6.11016          207
   01/01/2009 to 12/31/2009...........  $ 6.11016    $ 8.10892        3,456
   01/01/2010 to 12/31/2010...........  $ 8.10892    $ 9.57456        3,343
   01/01/2011 to 12/31/2011...........  $ 9.57456    $ 8.93153        5,522
   01/01/2012 to 12/31/2012...........  $ 8.93153    $11.12501        6,367
   01/01/2013 to 12/31/2013...........  $11.12501    $11.40338        5,358
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93489    $10.24561        9,321
   01/01/2007 to 12/31/2007...........  $10.24561    $11.47169       14,255
   01/01/2008 to 12/31/2008...........  $11.47169    $ 6.73082       15,979
   01/01/2009 to 12/31/2009...........  $ 6.73082    $ 9.87807       16,503
   01/01/2010 to 12/31/2010...........  $ 9.87807    $10.70162       15,236
   01/01/2011 to 12/31/2011...........  $10.70162    $10.09654       13,773
   01/01/2012 to 12/31/2012...........  $10.09654    $11.87793       13,503
   01/01/2013 to 12/31/2013...........  $11.87793    $15.13790       13,079

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96049    $11.02746        5,978
   01/01/2007 to 12/31/2007...........  $11.02746    $11.38675        6,542
   01/01/2008 to 12/31/2008...........  $11.38675    $ 6.63384        8,008
   01/01/2009 to 12/31/2009...........  $ 6.63384    $ 7.76698       13,644
   01/01/2010 to 12/31/2010...........  $ 7.76698    $ 8.61281       13,445
   01/01/2011 to 12/31/2011...........  $ 8.61281    $ 7.99378       11,689
   01/01/2012 to 12/31/2012...........  $ 7.99378    $ 9.39651       12,051
   01/01/2013 to 12/31/2013...........  $ 9.39651    $12.32654       10,945
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95788    $ 9.86078        4,141
   01/01/2007 to 12/31/2007...........  $ 9.86078    $11.55954       10,896
   01/01/2008 to 12/31/2008...........  $11.55954    $ 6.72291       12,490
   01/01/2009 to 12/31/2009...........  $ 6.72291    $10.37465       12,996
   01/01/2010 to 12/31/2010...........  $10.37465    $12.21170       14,525
   01/01/2011 to 12/31/2011...........  $12.21170    $11.63890       13,321
   01/01/2012 to 12/31/2012...........  $11.63890    $13.67539       13,375
   01/01/2013 to 12/31/2013...........  $13.67539    $17.75814       12,297
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08924    $ 7.60965       12,780
   01/01/2009 to 12/31/2009...........  $ 7.60965    $ 9.22304       36,235
   01/01/2010 to 12/31/2010...........  $ 9.22304    $10.11078       39,903
   01/01/2011 to 12/31/2011...........  $10.11078    $ 9.88185       34,156
   01/01/2012 to 12/31/2012...........  $ 9.88185    $10.69020       37,557
   01/01/2013 to 12/31/2013...........  $10.69020    $11.53249       37,137
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03342    $ 7.63533          143
   01/01/2009 to 12/31/2009...........  $ 7.63533    $ 9.51399        2,258
   01/01/2010 to 12/31/2010...........  $ 9.51399    $11.84749        2,109
   01/01/2011 to 12/31/2011...........  $11.84749    $11.78974        3,250
   01/01/2012 to 12/31/2012...........  $11.78974    $13.39812        3,578
   01/01/2013 to 12/31/2013...........  $13.39812    $18.26950        3,344
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94923    $11.00962       14,229
   01/01/2007 to 12/31/2007...........  $11.00962    $10.94144        5,771
   01/01/2008 to 12/31/2008...........  $10.94144    $ 6.73868        8,260
   01/01/2009 to 12/31/2009...........  $ 6.73868    $ 7.82812        9,758
   01/01/2010 to 12/31/2010...........  $ 7.82812    $ 8.64657        9,223
   01/01/2011 to 12/31/2011...........  $ 8.64657    $ 8.45207        8,314
   01/01/2012 to 12/31/2012...........  $ 8.45207    $ 9.41504        8,101
   01/01/2013 to 12/31/2013...........  $ 9.41504    $12.45129        5,973

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99853    $10.55895        7,639
   01/01/2007 to 12/31/2007...........  $10.55895    $10.62868       35,625
   01/01/2008 to 12/31/2008...........  $10.62868    $ 7.77374       46,793
   01/01/2009 to 12/31/2009...........  $ 7.77374    $10.35129       44,552
   01/01/2010 to 12/31/2010...........  $10.35129    $11.54100       41,783
   01/01/2011 to 12/31/2011...........  $11.54100    $11.69693       37,032
   01/01/2012 to 12/31/2012...........  $11.69693    $13.08397       28,186
   01/01/2013 to 12/31/2013...........  $13.08397    $13.77548       30,243
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99205    $10.59814       19,383
   01/01/2007 to 12/31/2007...........  $10.59814    $12.39320       22,566
   01/01/2008 to 12/31/2008...........  $12.39320    $ 6.05863       21,405
   01/01/2009 to 12/31/2009...........  $ 6.05863    $ 8.05179       25,385
   01/01/2010 to 12/31/2010...........  $ 8.05179    $ 9.05613       25,371
   01/01/2011 to 12/31/2011...........  $ 9.05613    $ 7.74633       26,181
   01/01/2012 to 12/31/2012...........  $ 7.74633    $ 9.15895       26,413
   01/01/2013 to 12/31/2013...........  $ 9.15895    $10.71159       25,906
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.01020    $10.86091       10,108
   01/01/2007 to 12/31/2007...........  $10.86091    $12.56729       22,348
   01/01/2008 to 12/31/2008...........  $12.56729    $ 6.91270       20,365
   01/01/2009 to 12/31/2009...........  $ 6.91270    $ 8.86147       20,938
   01/01/2010 to 12/31/2010...........  $ 8.86147    $ 9.66951       21,279
   01/01/2011 to 12/31/2011...........  $ 9.66951    $ 8.30663       17,927
   01/01/2012 to 12/31/2012...........  $ 8.30663    $ 9.52022       16,870
   01/01/2013 to 12/31/2013...........  $ 9.52022    $11.17246       16,942
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99854    $10.72041      468,278
   01/01/2009 to 12/31/2009...........  $10.72041    $11.72128       88,669
   01/01/2010 to 12/31/2010...........  $11.72128    $12.75879       22,735
   01/01/2011 to 12/31/2011...........  $12.75879    $14.09332      307,720
   01/01/2012 to 12/31/2012...........  $14.09332    $15.14529      123,197
   01/01/2013 to 12/31/2013...........  $15.14529    $14.40397       51,620
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11176    $ 7.13394        5,691
   01/01/2009 to 12/31/2009...........  $ 7.13394    $ 8.87666       17,133
   01/01/2010 to 12/31/2010...........  $ 8.87666    $ 9.92453       17,200
   01/01/2011 to 12/31/2011...........  $ 9.92453    $ 9.69377       12,424
   01/01/2012 to 12/31/2012...........  $ 9.69377    $10.81565       14,448
   01/01/2013 to 12/31/2013...........  $10.81565    $12.35425       16,238

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99853    $10.57485        1,737
   01/01/2007 to 12/31/2007...........  $10.57485    $11.36747       12,155
   01/01/2008 to 12/31/2008...........  $11.36747    $ 6.54565       25,865
   01/01/2009 to 12/31/2009...........  $ 6.54565    $ 8.73715       26,103
   01/01/2010 to 12/31/2010...........  $ 8.73715    $ 9.19808       27,258
   01/01/2011 to 12/31/2011...........  $ 9.19808    $ 8.20882       25,338
   01/01/2012 to 12/31/2012...........  $ 8.20882    $ 9.83010       24,609
   01/01/2013 to 12/31/2013...........  $ 9.83010    $11.13965       25,096
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96719    $10.53137            0
   01/01/2007 to 12/31/2007...........  $10.53137    $10.54506        2,161
   01/01/2008 to 12/31/2008...........  $10.54506    $ 8.53380       67,308
   01/01/2009 to 12/31/2009...........  $ 8.53380    $10.22881      135,791
   01/01/2010 to 12/31/2010...........  $10.22881    $10.78339      144,285
   01/01/2011 to 12/31/2011...........  $10.78339    $10.61771      124,317
   01/01/2012 to 12/31/2012...........  $10.61771    $11.54778      140,113
   01/01/2013 to 12/31/2013...........  $11.54778    $12.59508      138,958
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08392    $10.28893            0
   01/01/2010 to 12/31/2010...........  $10.28893    $11.25088            0
   01/01/2011 to 12/31/2011...........  $11.25088    $11.12535            0
   01/01/2012 to 12/31/2012...........  $11.12535    $12.58806            0
   01/01/2013 to 12/31/2013...........  $12.58806    $16.87831            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14530    $10.29877        1,984
   01/01/2010 to 12/31/2010...........  $10.29877    $11.50507        1,031
   01/01/2011 to 12/31/2011...........  $11.50507    $10.63826            0
   01/01/2012 to 12/31/2012...........  $10.63826    $11.83282            0
   01/01/2013 to 12/31/2013...........  $11.83282    $15.27691            0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95986    $11.00559       10,174
   01/01/2007 to 12/31/2007...........  $11.00559    $10.48704       42,001
   01/01/2008 to 12/31/2008...........  $10.48704    $ 6.02732       74,919
   01/01/2009 to 12/31/2009...........  $ 6.02732    $ 7.07131       69,066
   01/01/2010 to 12/31/2010...........  $ 7.07131    $ 7.86044       65,715
   01/01/2011 to 12/31/2011...........  $ 7.86044    $ 7.39857       63,817
   01/01/2012 to 12/31/2012...........  $ 7.39857    $ 8.49487       48,725
   01/01/2013 to 12/31/2013...........  $ 8.49487    $11.67099       46,307

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94800    $10.21046        8,677
   01/01/2007 to 12/31/2007...........  $10.21046    $11.52992       18,618
   01/01/2008 to 12/31/2008...........  $11.52992    $ 6.38093       27,661
   01/01/2009 to 12/31/2009...........  $ 6.38093    $ 8.13344       37,024
   01/01/2010 to 12/31/2010...........  $ 8.13344    $ 9.56772       50,125
   01/01/2011 to 12/31/2011...........  $ 9.56772    $ 9.31287       37,409
   01/01/2012 to 12/31/2012...........  $ 9.31287    $10.27009       39,434
   01/01/2013 to 12/31/2013...........  $10.27009    $13.78212       38,786
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99853    $10.47329        3,170
   01/01/2007 to 12/31/2007...........  $10.47329    $10.91333        7,620
   01/01/2008 to 12/31/2008...........  $10.91333    $ 8.22753        8,179
   01/01/2009 to 12/31/2009...........  $ 8.22753    $10.87864        9,539
   01/01/2010 to 12/31/2010...........  $10.87864    $12.11990        9,813
   01/01/2011 to 12/31/2011...........  $12.11990    $13.11683        9,345
   01/01/2012 to 12/31/2012...........  $13.11683    $13.64862        9,380
   01/01/2013 to 12/31/2013...........  $13.64862    $13.13915        9,907
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96007    $11.09702        7,381
   01/01/2007 to 12/31/2007...........  $11.09702    $11.92451       11,869
   01/01/2008 to 12/31/2008...........  $11.92451    $ 7.73203       12,011
   01/01/2009 to 12/31/2009...........  $ 7.73203    $ 9.98846       16,465
   01/01/2010 to 12/31/2010...........  $ 9.98846    $10.99392       16,243
   01/01/2011 to 12/31/2011...........  $10.99392    $10.46150       13,854
   01/01/2012 to 12/31/2012...........  $10.46150    $12.64794       12,850
   01/01/2013 to 12/31/2013...........  $12.64794    $15.85766       12,945
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93164    $10.37660       17,078
   01/01/2007 to 12/31/2007...........  $10.37660    $11.73220        5,673
   01/01/2008 to 12/31/2008...........  $11.73220    $ 7.34079        7,271
   01/01/2009 to 12/31/2009...........  $ 7.34079    $ 8.96358        8,391
   01/01/2010 to 12/31/2010...........  $ 8.96358    $ 9.93078        8,501
   01/01/2011 to 12/31/2011...........  $ 9.93078    $ 9.69742        8,295
   01/01/2012 to 12/31/2012...........  $ 9.69742    $11.15310        8,326
   01/01/2013 to 12/31/2013...........  $11.15310    $14.97749        7,945
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99854    $10.19227            0
   01/01/2013 to 12/31/2013...........  $10.19227    $13.46663            0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.92897    $10.39648        3,722
   01/01/2007 to 12/31/2007...........  $10.39648    $10.49274        5,769
   01/01/2008 to 12/31/2008...........  $10.49274    $ 6.37746        8,861
   01/01/2009 to 12/31/2009...........  $ 6.37746    $ 8.70075       11,735
   01/01/2010 to 12/31/2010...........  $ 8.70075    $10.56476        8,320
   01/01/2011 to 12/31/2011...........  $10.56476    $10.02005        6,173
   01/01/2012 to 12/31/2012...........  $10.02005    $11.65476        6,184
   01/01/2013 to 12/31/2013...........  $11.65476    $15.15987        6,900

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99971    $10.20125        2,122
   01/01/2007 to 12/31/2007...........  $10.20125    $10.51138       14,168
   01/01/2008 to 12/31/2008...........  $10.51138    $10.58460       35,811
   01/01/2009 to 12/31/2009...........  $10.58460    $10.42287       31,264
   01/01/2010 to 12/31/2010...........  $10.42287    $10.24097       32,714
   01/01/2011 to 12/31/2011...........  $10.24097    $10.06247      112,077
   01/01/2012 to 12/31/2012...........  $10.06247    $ 9.88535       96,319
   01/01/2013 to 12/31/2013...........  $ 9.88535    $ 9.71038       53,829
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.03567    $10.15344        8,227
   01/01/2007 to 12/31/2007...........  $10.15344    $10.28916       37,568
   01/01/2008 to 12/31/2008...........  $10.28916    $ 5.83598       41,529
   01/01/2009 to 12/31/2009...........  $ 5.83598    $ 8.06289       41,127
   01/01/2010 to 12/31/2010...........  $ 8.06289    $ 9.77667       37,355
   01/01/2011 to 12/31/2011...........  $ 9.77667    $ 9.36543       37,232
   01/01/2012 to 12/31/2012...........  $ 9.36543    $10.77542       22,754
   01/01/2013 to 12/31/2013...........  $10.77542    $15.03136       21,350
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02844    $10.06864            0
   01/01/2012 to 12/31/2012...........  $10.06864    $10.37220            0
   01/01/2013 to 12/31/2013...........  $10.37220    $ 9.90006            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96492    $10.19634        4,779
   01/01/2007 to 12/31/2007...........  $10.19634    $12.23897        8,029
   01/01/2008 to 12/31/2008...........  $12.23897    $ 6.83068       21,323
   01/01/2009 to 12/31/2009...........  $ 6.83068    $ 8.70875       22,417
   01/01/2010 to 12/31/2010...........  $ 8.70875    $11.00805       19,881
   01/01/2011 to 12/31/2011...........  $11.00805    $10.99594       18,669
   01/01/2012 to 12/31/2012...........  $10.99594    $12.13876       17,464
   01/01/2013 to 12/31/2013...........  $12.13876    $15.81268       15,708
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98795    $ 9.44165        1,526
   01/01/2007 to 12/31/2007...........  $ 9.44165    $11.00942        4,292
   01/01/2008 to 12/31/2008...........  $11.00942    $ 6.21411       12,615
   01/01/2009 to 12/31/2009...........  $ 6.21411    $ 7.48169       13,194
   01/01/2010 to 12/31/2010...........  $ 7.48169    $ 8.83896       12,555
   01/01/2011 to 04/29/2011...........  $ 8.83896    $ 9.91034            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99854    $10.31532       10,588
   01/01/2013 to 12/31/2013...........  $10.31532    $12.04952       13,311

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10128    $ 5.57086            0
   01/01/2009 to 12/31/2009...........  $ 5.57086    $ 9.11223        6,999
   01/01/2010 to 12/31/2010...........  $ 9.11223    $10.94456        4,815
   01/01/2011 to 12/31/2011...........  $10.94456    $ 8.57180        5,852
   01/01/2012 to 12/31/2012...........  $ 8.57180    $ 9.92970        6,231
   01/01/2013 to 12/31/2013...........  $ 9.92970    $ 9.77583        7,000
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98013    $10.16273        1,782
   01/01/2007 to 12/31/2007...........  $10.16273    $10.66071       11,516
   01/01/2008 to 12/31/2008...........  $10.66071    $10.58896       20,419
   01/01/2009 to 12/31/2009...........  $10.58896    $11.46586       21,590
   01/01/2010 to 12/31/2010...........  $11.46586    $11.70221       18,101
   01/01/2011 to 12/31/2011...........  $11.70221    $11.75406       17,571
   01/01/2012 to 12/31/2012...........  $11.75406    $12.08788       16,621
   01/01/2013 to 12/31/2013...........  $12.08788    $11.61602       11,539
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97119    $10.29524       38,989
   01/01/2007 to 12/31/2007...........  $10.29524    $10.95233       88,527
   01/01/2008 to 12/31/2008...........  $10.95233    $10.51549      124,817
   01/01/2009 to 12/31/2009...........  $10.51549    $12.03657      150,480
   01/01/2010 to 12/31/2010...........  $12.03657    $12.73627      141,916
   01/01/2011 to 12/31/2011...........  $12.73627    $12.90899       97,413
   01/01/2012 to 12/31/2012...........  $12.90899    $13.86253      150,371
   01/01/2013 to 12/31/2013...........  $13.86253    $13.36723      150,240
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97912    $10.40856        1,786
   01/01/2007 to 12/31/2007...........  $10.40856    $11.11502        5,045
   01/01/2008 to 12/31/2008...........  $11.11502    $ 8.79094      112,326
   01/01/2009 to 12/31/2009...........  $ 8.79094    $10.36581      268,935
   01/01/2010 to 12/31/2010...........  $10.36581    $11.25907      228,760
   01/01/2011 to 12/31/2011...........  $11.25907    $11.17037      204,746
   01/01/2012 to 12/31/2012...........  $11.17037    $12.11087      224,249
   01/01/2013 to 12/31/2013...........  $12.11087    $12.99269      219,352
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01845    $10.06852            0
   01/01/2012 to 12/31/2012...........  $10.06852    $10.59337            0
   01/01/2013 to 12/31/2013...........  $10.59337    $10.16535            0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99853    $10.29782        6,627
   01/01/2007 to 12/31/2007...........  $10.29782    $11.26972       13,198
   01/01/2008 to 12/31/2008...........  $11.26972    $ 6.56357       20,349
   01/01/2009 to 12/31/2009...........  $ 6.56357    $ 8.12237       45,529
   01/01/2010 to 12/31/2010...........  $ 8.12237    $ 9.49626       50,405
   01/01/2011 to 12/31/2011...........  $ 9.49626    $ 8.74891       46,845
   01/01/2012 to 12/31/2012...........  $ 8.74891    $ 9.70445       52,229
   01/01/2013 to 12/31/2013...........  $ 9.70445    $11.15591       54,963

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95076    $10.72269       10,900
   01/01/2007 to 12/31/2007...........  $10.72269    $10.75145       41,931
   01/01/2008 to 12/31/2008...........  $10.75145    $ 6.47223       58,615
   01/01/2009 to 12/31/2009...........  $ 6.47223    $ 7.74505       55,099
   01/01/2010 to 12/31/2010...........  $ 7.74505    $ 8.75311       55,189
   01/01/2011 to 12/31/2011...........  $ 8.75311    $ 8.89581       48,035
   01/01/2012 to 12/31/2012...........  $ 8.89581    $10.38147       27,114
   01/01/2013 to 12/31/2013...........  $10.38147    $13.50491       25,295
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99853    $ 8.89271            0
   01/01/2012 to 12/31/2012...........  $ 8.89271    $ 9.88459        2,872
   01/01/2013 to 12/31/2013...........  $ 9.88459    $11.88454            0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08106    $ 7.34068        9,623
   01/01/2009 to 12/31/2009...........  $ 7.34068    $ 8.89743       93,852
   01/01/2010 to 12/31/2010...........  $ 8.89743    $ 9.78180      101,992
   01/01/2011 to 12/31/2011...........  $ 9.78180    $ 9.43446       92,172
   01/01/2012 to 12/31/2012...........  $ 9.43446    $10.22030       99,314
   01/01/2013 to 12/31/2013...........  $10.22030    $11.28849       97,483
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09924    $ 6.69228        3,471
   01/01/2009 to 12/31/2009...........  $ 6.69228    $ 8.33899       16,260
   01/01/2010 to 12/31/2010...........  $ 8.33899    $ 9.36653       16,196
   01/01/2011 to 12/31/2011...........  $ 9.36653    $ 8.98138       13,675
   01/01/2012 to 12/31/2012...........  $ 8.98138    $10.22538       16,639
   01/01/2013 to 12/31/2013...........  $10.22538    $11.85863       22,096
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98429    $10.56354            0
   01/01/2007 to 12/31/2007...........  $10.56354    $11.30127            0
   01/01/2008 to 12/31/2008...........  $11.30127    $ 7.74969       21,835
   01/01/2009 to 12/31/2009...........  $ 7.74969    $ 9.69959       44,326
   01/01/2010 to 12/31/2010...........  $ 9.69959    $10.65364       49,209
   01/01/2011 to 12/31/2011...........  $10.65364    $10.11172       41,144
   01/01/2012 to 12/31/2012...........  $10.11172    $11.03886       47,486
   01/01/2013 to 12/31/2013...........  $11.03886    $12.40523       49,216

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90502    $ 9.90555          777
   01/01/2007 to 12/31/2007...........  $ 9.90555    $10.42523        6,070
   01/01/2008 to 12/31/2008...........  $10.42523    $ 6.65658        6,470
   01/01/2009 to 12/31/2009...........  $ 6.65658    $ 8.75597        5,884
   01/01/2010 to 12/31/2010...........  $ 8.75597    $11.73364        8,458
   01/01/2011 to 12/31/2011...........  $11.73364    $11.41357        7,392
   01/01/2012 to 12/31/2012...........  $11.41357    $12.57661        8,095
   01/01/2013 to 12/31/2013...........  $12.57661    $16.69967        8,955
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99236    $10.45461       11,573
   01/01/2007 to 12/31/2007...........  $10.45461    $ 9.69280       19,392
   01/01/2008 to 12/31/2008...........  $ 9.69280    $ 6.69183       32,241
   01/01/2009 to 12/31/2009...........  $ 6.69183    $ 8.34836       29,973
   01/01/2010 to 12/31/2010...........  $ 8.34836    $10.33253       29,534
   01/01/2011 to 12/31/2011...........  $10.33253    $ 9.54341       24,414
   01/01/2012 to 12/31/2012...........  $ 9.54341    $11.07695       21,483
   01/01/2013 to 12/31/2013...........  $11.07695    $14.95088       21,077
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96806    $10.62157            0
   01/01/2007 to 12/31/2007...........  $10.62157    $11.09246        2,265
   01/01/2008 to 12/31/2008...........  $11.09246    $ 8.06926       92,705
   01/01/2009 to 12/31/2009...........  $ 8.06926    $ 9.83995      247,655
   01/01/2010 to 12/31/2010...........  $ 9.83995    $10.78102      261,852
   01/01/2011 to 12/31/2011...........  $10.78102    $10.80085      248,088
   01/01/2012 to 12/31/2012...........  $10.80085    $12.04164      315,138
   01/01/2013 to 12/31/2013...........  $12.04164    $13.81992      316,933
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95038    $11.06254        1,715
   01/01/2007 to 12/31/2007...........  $11.06254    $10.47838        9,349
   01/01/2008 to 12/31/2008...........  $10.47838    $ 5.98171        6,474
   01/01/2009 to 12/31/2009...........  $ 5.98171    $ 7.27422       12,349
   01/01/2010 to 12/31/2010...........  $ 7.27422    $ 8.09199       12,932
   01/01/2011 to 12/31/2011...........  $ 8.09199    $ 7.81876       12,422
   01/01/2012 to 12/31/2012...........  $ 7.81876    $ 9.00517       15,038
   01/01/2013 to 12/31/2013...........  $ 9.00517    $11.47191       14,221
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.94005    $10.45877        7,828
   01/01/2007 to 12/31/2007...........  $10.45877    $11.11888        8,851
   01/01/2008 to 12/31/2008...........  $11.11888    $ 6.49123        2,021
   01/01/2009 to 12/31/2009...........  $ 6.49123    $ 9.77985        1,785
   01/01/2010 to 12/31/2010...........  $ 9.77985    $11.12583        1,784
   01/01/2011 to 12/31/2011...........  $11.12583    $10.74403        1,737
   01/01/2012 to 12/31/2012...........  $10.74403    $12.40948        7,114
   01/01/2013 to 12/31/2013...........  $12.40948    $17.55696        8,615

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14738    $ 9.82060        9,268
   01/01/2007 to 12/31/2007...........  $ 9.82060    $13.55366       25,737
   01/01/2008 to 12/31/2008...........  $13.55366    $ 6.65868       30,442
   01/01/2009 to 12/31/2009...........  $ 6.65868    $ 9.76890       42,059
   01/01/2010 to 12/31/2010...........  $ 9.76890    $11.55903       45,394
   01/01/2011 to 12/31/2011...........  $11.55903    $ 9.66094       43,261
   01/01/2012 to 12/31/2012...........  $ 9.66094    $ 9.83312       43,770
   01/01/2013 to 12/31/2013...........  $ 9.83312    $11.14493       44,395
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98953    $10.29008       15,470
   01/01/2007 to 12/31/2007...........  $10.29008    $11.08215       19,510
   01/01/2008 to 12/31/2008...........  $11.08215    $10.62110       24,760
   01/01/2009 to 12/31/2009...........  $10.62110    $11.69736       25,439
   01/01/2010 to 12/31/2010...........  $11.69736    $12.15050       22,561
   01/01/2011 to 12/31/2011...........  $12.15050    $12.42820        9,574
   01/01/2012 to 12/31/2012...........  $12.42820    $12.84611        9,428
   01/01/2013 to 12/31/2013...........  $12.84611    $12.14534        7,262
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97063    $10.64382        6,495
   01/01/2007 to 12/31/2007...........  $10.64382    $11.45397       29,955
   01/01/2008 to 12/31/2008...........  $11.45397    $ 6.48888       30,383
   01/01/2009 to 12/31/2009...........  $ 6.48888    $ 8.18645       29,000
   01/01/2010 to 12/31/2010...........  $ 8.18645    $ 9.21884       30,956
   01/01/2011 to 12/31/2011...........  $ 9.21884    $ 8.74318       26,079
   01/01/2012 to 12/31/2012...........  $ 8.74318    $ 9.53381       26,628
   01/01/2013 to 12/31/2013...........  $ 9.53381    $11.28536       28,171
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99853    $ 9.97802            0
   01/01/2008 to 12/31/2008...........  $ 9.97802    $ 9.29077        3,017
   01/01/2009 to 12/31/2009...........  $ 9.29077    $10.18779       14,177
   01/01/2010 to 12/31/2010...........  $10.18779    $10.78811       14,172
   01/01/2011 to 12/31/2011...........  $10.78811    $11.23601       11,870
   01/01/2012 to 12/31/2012...........  $11.23601    $11.90383       12,399
   01/01/2013 to 12/31/2013...........  $11.90383    $11.51876        9,236
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07808    $ 6.63754       17,072
   01/01/2009 to 12/31/2009...........  $ 6.63754    $ 8.48048       41,541
   01/01/2010 to 12/31/2010...........  $ 8.48048    $ 9.18367       42,289
   01/01/2011 to 12/31/2011...........  $ 9.18367    $ 8.87079       23,300
   01/01/2012 to 09/21/2012...........  $ 8.87079    $ 9.92949            0

*  Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

              ACCUMULATION UNIT VALUES: WITH ONLY HD GRO (1.90%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.10831    $ 7.87551       81,366
   01/01/2009 to 12/31/2009...........  $ 7.87551    $ 9.61124      459,255
   01/01/2010 to 12/31/2010...........  $ 9.61124    $10.56057      547,140
   01/01/2011 to 12/31/2011...........  $10.56057    $10.08836      450,724
   01/01/2012 to 12/31/2012...........  $10.08836    $11.14410      513,039
   01/01/2013 to 12/31/2013...........  $11.14410    $12.02719      499,169
AST ADVANCED STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.93306    $ 7.87680       34,545
   01/01/2009 to 12/31/2009...........  $ 7.87680    $ 9.75519      131,788
   01/01/2010 to 12/31/2010...........  $ 9.75519    $10.88553      135,608
   01/01/2011 to 12/31/2011...........  $10.88553    $10.69481      114,020
   01/01/2012 to 12/31/2012...........  $10.69481    $11.92762      134,628
   01/01/2013 to 12/31/2013...........  $11.92762    $13.64323      127,009
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.74929    $ 7.42411            0
   01/01/2009 to 12/31/2009...........  $ 7.42411    $ 8.58067       27,509
   01/01/2010 to 12/31/2010...........  $ 8.58067    $ 9.58667       30,823
   01/01/2011 to 12/31/2011...........  $ 9.58667    $ 9.74413       29,907
   01/01/2012 to 05/04/2012...........  $ 9.74413    $10.57964            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.12432    $ 8.14626       34,831
   01/01/2009 to 12/31/2009...........  $ 8.14626    $ 9.85682      514,826
   01/01/2010 to 12/31/2010...........  $ 9.85682    $10.86424      623,828
   01/01/2011 to 12/31/2011...........  $10.86424    $10.53238      513,328
   01/01/2012 to 12/31/2012...........  $10.53238    $11.62514      568,077
   01/01/2013 to 12/31/2013...........  $11.62514    $13.42168      444,967
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99793    $ 9.15301            0
   01/01/2012 to 12/31/2012...........  $ 9.15301    $10.05053            0
   01/01/2013 to 12/31/2013...........  $10.05053    $10.93367            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99845    $10.48449            0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99897    $ 9.37189            0
   01/01/2010 to 12/31/2010...........  $ 9.37189    $10.16992            0
   01/01/2011 to 12/31/2011...........  $10.16992    $10.94263            0
   01/01/2012 to 12/31/2012...........  $10.94263    $11.18539            0
   01/01/2013 to 12/31/2013...........  $11.18539    $10.90130            0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99846    $12.02740        2,716
   01/01/2009 to 12/31/2009...........  $12.02740    $11.08899       13,607
   01/01/2010 to 12/31/2010...........  $11.08899    $12.09943            0
   01/01/2011 to 12/31/2011...........  $12.09943    $13.48663            0
   01/01/2012 to 12/31/2012...........  $13.48663    $13.99125            0
   01/01/2013 to 12/31/2013...........  $13.99125    $13.29882            0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99846    $12.09626        2,440
   01/01/2009 to 12/31/2009...........  $12.09626    $10.95660        9,277
   01/01/2010 to 12/31/2010...........  $10.95660    $11.97397        2,796
   01/01/2011 to 12/31/2011...........  $11.97397    $13.62798            0
   01/01/2012 to 12/31/2012...........  $13.62798    $14.15708            0
   01/01/2013 to 12/31/2013...........  $14.15708    $13.22184            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99897    $ 8.78306            0
   01/01/2010 to 12/31/2010...........  $ 8.78306    $ 9.64023      124,160
   01/01/2011 to 12/31/2011...........  $ 9.64023    $11.22759       31,645
   01/01/2012 to 12/31/2012...........  $11.22759    $11.71417            0
   01/01/2013 to 12/31/2013...........  $11.71417    $10.74672            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99794    $11.00110      119,889
   01/01/2011 to 12/31/2011...........  $11.00110    $12.98795       42,207
   01/01/2012 to 12/31/2012...........  $12.98795    $13.61130       17,563
   01/01/2013 to 12/31/2013...........  $13.61130    $12.42241            0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99845    $12.01256      129,732
   01/01/2012 to 12/31/2012...........  $12.01256    $12.47759       78,339
   01/01/2013 to 12/31/2013...........  $12.47759    $11.05160            0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99794    $10.39215      121,338
   01/01/2013 to 12/31/2013...........  $10.39215    $ 9.15827      164,475

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99897    $ 8.74369      275,406
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.20053    $ 7.67349      163,098
   01/01/2009 to 12/31/2009...........  $ 7.67349    $ 9.43787      756,117
   01/01/2010 to 12/31/2010...........  $ 9.43787    $10.50081      841,809
   01/01/2011 to 12/31/2011...........  $10.50081    $10.05525      664,857
   01/01/2012 to 12/31/2012...........  $10.05525    $11.22171      738,280
   01/01/2013 to 12/31/2013...........  $11.22171    $13.51022      741,731
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99845    $11.64134       43,384
AST COHEN & STEERS REALTY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.67848    $ 8.05893            0
   01/01/2009 to 12/31/2009...........  $ 8.05893    $10.43374          769
   01/01/2010 to 12/31/2010...........  $10.43374    $13.17714        4,215
   01/01/2011 to 12/31/2011...........  $13.17714    $13.78398        2,362
   01/01/2012 to 12/31/2012...........  $13.78398    $15.60270        2,957
   01/01/2013 to 12/31/2013...........  $15.60270    $15.79154        4,165
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 07/18/2008...........  $ 8.89974    $ 8.69104            0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99845    $ 9.67493            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.80129    $ 7.25607        1,551
   01/01/2009 to 12/31/2009...........  $ 7.25607    $ 9.44657          419
   01/01/2010 to 12/31/2010...........  $ 9.44657    $12.28759          552
   01/01/2011 to 12/31/2011...........  $12.28759    $10.47763       13,228
   01/01/2012 to 12/31/2012...........  $10.47763    $12.34599       13,532
   01/01/2013 to 12/31/2013...........  $12.34599    $17.06049       13,524
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10354    $ 7.49581        2,850
   01/01/2009 to 12/31/2009...........  $ 7.49581    $ 8.91773       32,521
   01/01/2010 to 12/31/2010...........  $ 8.91773    $ 9.91745       34,121
   01/01/2011 to 12/31/2011...........  $ 9.91745    $ 9.49220       29,657
   01/01/2012 to 12/31/2012...........  $ 9.49220    $10.58502       35,765
   01/01/2013 to 12/31/2013...........  $10.58502    $12.38466       33,996

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.73109    $ 7.23357        8,653
   01/01/2009 to 12/31/2009...........  $ 7.23357    $ 8.79176       59,158
   01/01/2010 to 12/31/2010...........  $ 8.79176    $ 9.86717      122,916
   01/01/2011 to 12/31/2011...........  $ 9.86717    $ 9.53771      106,370
   01/01/2012 to 12/31/2012...........  $ 9.53771    $10.35497      132,161
   01/01/2013 to 12/31/2013...........  $10.35497    $11.66190      128,615
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99846    $ 7.46564          830
   01/01/2009 to 11/13/2009...........  $ 7.46564    $ 8.33415            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99846    $10.73228      287,894
   01/01/2013 to 12/31/2013...........  $10.73228    $13.10969      282,081
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99845    $10.80048       39,092
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17514    $ 6.10747            0
   01/01/2009 to 12/31/2009...........  $ 6.10747    $ 8.09735        5,233
   01/01/2010 to 12/31/2010...........  $ 8.09735    $ 9.55158        6,010
   01/01/2011 to 12/31/2011...........  $ 9.55158    $ 8.90131        4,981
   01/01/2012 to 12/31/2012...........  $ 8.90131    $11.07650        5,740
   01/01/2013 to 12/31/2013...........  $11.07650    $11.34251        6,964
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.58981    $ 7.59977          454
   01/01/2009 to 12/31/2009...........  $ 7.59977    $11.14229       16,802
   01/01/2010 to 12/31/2010...........  $11.14229    $12.05954       19,798
   01/01/2011 to 12/31/2011...........  $12.05954    $11.36664       14,398
   01/01/2012 to 12/31/2012...........  $11.36664    $13.35906       16,997
   01/01/2013 to 12/31/2013...........  $13.35906    $17.00888       17,944
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.27778    $ 7.08000            0
   01/01/2009 to 12/31/2009...........  $ 7.08000    $ 8.28115       15,497
   01/01/2010 to 12/31/2010...........  $ 8.28115    $ 9.17397       14,804
   01/01/2011 to 12/31/2011...........  $ 9.17397    $ 8.50626       12,131
   01/01/2012 to 12/31/2012...........  $ 8.50626    $ 9.98923        5,308
   01/01/2013 to 12/31/2013...........  $ 9.98923    $13.09110        5,072
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.64707    $ 7.49295          508
   01/01/2009 to 12/31/2009...........  $ 7.49295    $11.55150       21,686
   01/01/2010 to 12/31/2010...........  $11.55150    $13.58365       27,187
   01/01/2011 to 12/31/2011...........  $13.58365    $12.93390       14,769
   01/01/2012 to 12/31/2012...........  $12.93390    $15.18202       17,529
   01/01/2013 to 12/31/2013...........  $15.18202    $19.69518       20,385

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08922    $ 7.60464        3,655
   01/01/2009 to 12/31/2009...........  $ 7.60464    $ 9.20795      169,953
   01/01/2010 to 12/31/2010...........  $ 9.20795    $10.08437      246,741
   01/01/2011 to 12/31/2011...........  $10.08437    $ 9.84640      224,887
   01/01/2012 to 12/31/2012...........  $ 9.84640    $10.64133      245,096
   01/01/2013 to 12/31/2013...........  $10.64133    $11.46849      225,315
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03334    $ 7.63187            0
   01/01/2009 to 12/31/2009...........  $ 7.63187    $ 9.50032       20,133
   01/01/2010 to 12/31/2010...........  $ 9.50032    $11.81873       26,327
   01/01/2011 to 12/31/2011...........  $11.81873    $11.74963       16,354
   01/01/2012 to 12/31/2012...........  $11.74963    $13.33932       19,728
   01/01/2013 to 12/31/2013...........  $13.33932    $18.17136       20,367
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.85899    $ 7.80431            0
   01/01/2009 to 12/31/2009...........  $ 7.80431    $ 9.05722        4,729
   01/01/2010 to 12/31/2010...........  $ 9.05722    $ 9.99424       10,725
   01/01/2011 to 12/31/2011...........  $ 9.99424    $ 9.75979        6,851
   01/01/2012 to 12/31/2012...........  $ 9.75979    $10.86104        8,155
   01/01/2013 to 12/31/2013...........  $10.86104    $14.34953        7,628
AST HIGH YIELD PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.60336    $ 7.82946            0
   01/01/2009 to 12/31/2009...........  $ 7.82946    $10.41539        8,617
   01/01/2010 to 12/31/2010...........  $10.41539    $11.60106        8,821
   01/01/2011 to 12/31/2011...........  $11.60106    $11.74628        7,557
   01/01/2012 to 12/31/2012...........  $11.74628    $13.12633        6,923
   01/01/2013 to 12/31/2013...........  $13.12633    $13.80651        6,643
AST INTERNATIONAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.02859    $ 6.04263            0
   01/01/2009 to 12/31/2009...........  $ 6.04263    $ 8.02258       11,074
   01/01/2010 to 12/31/2010...........  $ 8.02258    $ 9.01442       17,704
   01/01/2011 to 12/31/2011...........  $ 9.01442    $ 7.70310       13,585
   01/01/2012 to 12/31/2012...........  $ 7.70310    $ 9.09880       14,349
   01/01/2013 to 12/31/2013...........  $ 9.09880    $10.63067       15,992
AST INTERNATIONAL VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.20103    $ 6.89463            0
   01/01/2009 to 12/31/2009...........  $ 6.89463    $ 8.82960        8,210
   01/01/2010 to 12/31/2010...........  $ 8.82960    $ 9.62539       14,616
   01/01/2011 to 12/31/2011...........  $ 9.62539    $ 8.26071       11,572
   01/01/2012 to 12/31/2012...........  $ 8.26071    $ 9.45839       14,585
   01/01/2013 to 12/31/2013...........  $ 9.45839    $11.08897       15,914

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99846    $10.71068            0
   01/01/2009 to 12/31/2009...........  $10.71068    $11.69915            0
   01/01/2010 to 12/31/2010...........  $11.69915    $12.72222            0
   01/01/2011 to 12/31/2011...........  $12.72222    $14.03915      734,889
   01/01/2012 to 12/31/2012...........  $14.03915    $15.07214      258,045
   01/01/2013 to 12/31/2013...........  $15.07214    $14.32043       52,353
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11173    $ 7.12925        3,098
   01/01/2009 to 12/31/2009...........  $ 7.12925    $ 8.86201       51,073
   01/01/2010 to 12/31/2010...........  $ 8.86201    $ 9.89847       81,692
   01/01/2011 to 12/31/2011...........  $ 9.89847    $ 9.65878       78,604
   01/01/2012 to 12/31/2012...........  $ 9.65878    $10.76599       95,134
   01/01/2013 to 12/31/2013...........  $10.76599    $12.28543       98,613
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.49570    $ 7.91534          764
   01/01/2009 to 12/31/2009...........  $ 7.91534    $10.55484       27,364
   01/01/2010 to 12/31/2010...........  $10.55484    $11.10084       29,556
   01/01/2011 to 12/31/2011...........  $11.10084    $ 9.89724       16,203
   01/01/2012 to 12/31/2012...........  $ 9.89724    $11.84030        8,507
   01/01/2013 to 12/31/2013...........  $11.84030    $13.40435        8,589
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.84545    $ 9.35251       39,119
   01/01/2009 to 12/31/2009...........  $ 9.35251    $11.19913       73,978
   01/01/2010 to 12/31/2010...........  $11.19913    $11.79468       48,426
   01/01/2011 to 12/31/2011...........  $11.79468    $11.60212       49,180
   01/01/2012 to 12/31/2012...........  $11.60212    $12.60601       53,878
   01/01/2013 to 12/31/2013...........  $12.60601    $13.73586       36,383
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08384    $10.28767            0
   01/01/2010 to 12/31/2010...........  $10.28767    $11.23842            0
   01/01/2011 to 12/31/2011...........  $11.23842    $11.10228            0
   01/01/2012 to 12/31/2012...........  $11.10228    $12.54958            0
   01/01/2013 to 12/31/2013...........  $12.54958    $16.81014            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14522    $10.29744            0
   01/01/2010 to 12/31/2010...........  $10.29744    $11.49224        5,530
   01/01/2011 to 12/31/2011...........  $11.49224    $10.61596        2,477
   01/01/2012 to 12/31/2012...........  $10.61596    $11.79636        3,661
   01/01/2013 to 12/31/2013...........  $11.79636    $15.21484        4,712

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.02952    $ 6.69520          431
   01/01/2009 to 12/31/2009...........  $ 6.69520    $ 7.84723       10,059
   01/01/2010 to 12/31/2010...........  $ 7.84723    $ 8.71427       10,566
   01/01/2011 to 12/31/2011...........  $ 8.71427    $ 8.19415        1,091
   01/01/2012 to 12/31/2012...........  $ 8.19415    $ 9.39903          953
   01/01/2013 to 12/31/2013...........  $ 9.39903    $12.90063        2,271
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.61993    $ 7.14281            0
   01/01/2009 to 12/31/2009...........  $ 7.14281    $ 9.09565       38,033
   01/01/2010 to 12/31/2010...........  $ 9.09565    $10.68915       44,092
   01/01/2011 to 12/31/2011...........  $10.68915    $10.39424       22,878
   01/01/2012 to 12/31/2012...........  $10.39424    $11.45130       22,256
   01/01/2013 to 12/31/2013...........  $11.45130    $15.35214       21,596
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.89281    $ 8.38953            0
   01/01/2009 to 12/31/2009...........  $ 8.38953    $11.08201        6,692
   01/01/2010 to 12/31/2010...........  $11.08201    $12.33428        6,398
   01/01/2011 to 12/31/2011...........  $12.33428    $13.33584        5,812
   01/01/2012 to 12/31/2012...........  $13.33584    $13.86283        5,928
   01/01/2013 to 12/31/2013...........  $13.86283    $13.33228        6,020
AST MFS GLOBAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.49646    $ 8.87094          222
   01/01/2009 to 12/31/2009...........  $ 8.87094    $11.44852        4,567
   01/01/2010 to 12/31/2010...........  $11.44852    $12.58852       11,176
   01/01/2011 to 12/31/2011...........  $12.58852    $11.96714        5,867
   01/01/2012 to 12/31/2012...........  $11.96714    $14.45384       11,046
   01/01/2013 to 12/31/2013...........  $14.45384    $18.10409       12,567
AST MFS GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.92868    $ 8.15973            0
   01/01/2009 to 12/31/2009...........  $ 8.15973    $ 9.95377        7,371
   01/01/2010 to 12/31/2010...........  $ 9.95377    $11.01704        7,855
   01/01/2011 to 12/31/2011...........  $11.01704    $10.74757        6,683
   01/01/2012 to 12/31/2012...........  $10.74757    $12.34872        1,327
   01/01/2013 to 12/31/2013...........  $12.34872    $16.56683        1,193
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99846    $10.18849            0
   01/01/2013 to 12/31/2013...........  $10.18849    $13.44856            0
AST MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.81273    $ 7.09254            0
   01/01/2009 to 12/31/2009...........  $ 7.09254    $ 9.66687        4,858
   01/01/2010 to 12/31/2010...........  $ 9.66687    $11.72633        5,260
   01/01/2011 to 12/31/2011...........  $11.72633    $11.11083        3,578
   01/01/2012 to 12/31/2012...........  $11.11083    $12.91074        3,835
   01/01/2013 to 12/31/2013...........  $12.91074    $16.77719        2,629

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.51356    $10.55683            0
   01/01/2009 to 12/31/2009...........  $10.55683    $10.38554        4,216
   01/01/2010 to 12/31/2010...........  $10.38554    $10.19444        3,814
   01/01/2011 to 12/31/2011...........  $10.19444    $10.00685        9,408
   01/01/2012 to 12/31/2012...........  $10.00685    $ 9.82027        6,733
   01/01/2013 to 12/31/2013...........  $ 9.82027    $ 9.63721       15,972
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.84041    $ 6.77336            0
   01/01/2009 to 12/31/2009...........  $ 6.77336    $ 9.34880       12,468
   01/01/2010 to 12/31/2010...........  $ 9.34880    $11.32466       18,504
   01/01/2011 to 12/31/2011...........  $11.32466    $10.83771       11,663
   01/01/2012 to 12/31/2012...........  $10.83771    $12.45694       13,801
   01/01/2013 to 12/31/2013...........  $12.45694    $17.36010       13,123
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02836    $10.06695            0
   01/01/2012 to 12/31/2012...........  $10.06695    $10.36040            0
   01/01/2013 to 12/31/2013...........  $10.36040    $ 9.87920        5,665
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $13.39894    $ 8.46708        1,290
   01/01/2009 to 12/31/2009...........  $ 8.46708    $10.78443        1,654
   01/01/2010 to 12/31/2010...........  $10.78443    $13.61848        1,255
   01/01/2011 to 12/31/2011...........  $13.61848    $13.59037          704
   01/01/2012 to 12/31/2012...........  $13.59037    $14.98812          671
   01/01/2013 to 12/31/2013...........  $14.98812    $19.50534          606
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.00676    $ 7.14915            0
   01/01/2009 to 12/31/2009...........  $ 7.14915    $ 8.59892       19,993
   01/01/2010 to 12/31/2010...........  $ 8.59892    $10.14886       24,756
   01/01/2011 to 04/29/2011...........  $10.14886    $11.37547            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99846    $10.30845       27,511
   01/01/2013 to 12/31/2013...........  $10.30845    $12.02970       26,678
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10120    $ 5.56843            0
   01/01/2009 to 12/31/2009...........  $ 5.56843    $ 9.09942       32,359
   01/01/2010 to 12/31/2010...........  $ 9.09942    $10.91854       41,589
   01/01/2011 to 12/31/2011...........  $10.91854    $ 8.54304       29,187
   01/01/2012 to 12/31/2012...........  $ 8.54304    $ 9.88663       32,287
   01/01/2013 to 12/31/2013...........  $ 9.88663    $ 9.72394       42,005

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.01299    $10.63495            0
   01/01/2009 to 12/31/2009...........  $10.63495    $11.50428        1,394
   01/01/2010 to 12/31/2010...........  $11.50428    $11.72999        1,551
   01/01/2011 to 12/31/2011...........  $11.72999    $11.77036        1,375
   01/01/2012 to 12/31/2012...........  $11.77036    $12.09290        1,472
   01/01/2013 to 12/31/2013...........  $12.09290    $11.60948        1,605
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.21660    $10.48811        1,503
   01/01/2009 to 12/31/2009...........  $10.48811    $11.99359      123,840
   01/01/2010 to 12/31/2010...........  $11.99359    $12.67844      157,774
   01/01/2011 to 12/31/2011...........  $12.67844    $12.83777      136,313
   01/01/2012 to 12/31/2012...........  $12.83777    $13.77245      134,484
   01/01/2013 to 12/31/2013...........  $13.77245    $13.26724      148,327
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.09607    $ 8.96271        6,284
   01/01/2009 to 12/31/2009...........  $ 8.96271    $10.55805       87,109
   01/01/2010 to 12/31/2010...........  $10.55805    $11.45661      157,813
   01/01/2011 to 12/31/2011...........  $11.45661    $11.35524      152,754
   01/01/2012 to 12/31/2012...........  $11.35524    $12.29917      217,057
   01/01/2013 to 12/31/2013...........  $12.29917    $13.18173      304,081
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01837    $10.06686            0
   01/01/2012 to 12/31/2012...........  $10.06686    $10.58122            0
   01/01/2013 to 12/31/2013...........  $10.58122    $10.14377            0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.65883    $ 6.65616       17,871
   01/01/2009 to 12/31/2009...........  $ 6.65616    $ 8.22871      194,848
   01/01/2010 to 12/31/2010...........  $ 8.22871    $ 9.61112      231,128
   01/01/2011 to 12/31/2011...........  $ 9.61112    $ 8.84603      139,885
   01/01/2012 to 12/31/2012...........  $ 8.84603    $ 9.80252      178,028
   01/01/2013 to 12/31/2013...........  $ 9.80252    $11.25762      166,562
AST QMA US EQUITY ALPHA PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.56943    $ 6.91030            0
   01/01/2009 to 12/31/2009...........  $ 6.91030    $ 8.26135            0
   01/01/2010 to 12/31/2010...........  $ 8.26135    $ 9.32751            0
   01/01/2011 to 12/31/2011...........  $ 9.32751    $ 9.47038            0
   01/01/2012 to 12/31/2012...........  $ 9.47038    $11.04111            0
   01/01/2013 to 12/31/2013...........  $11.04111    $14.34896        1,260

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99845    $ 8.88686            0
   01/01/2012 to 12/31/2012...........  $ 8.88686    $ 9.86852            0
   01/01/2013 to 12/31/2013...........  $ 9.86852    $11.85371            0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08104    $ 7.33582        3,160
   01/01/2009 to 12/31/2009...........  $ 7.33582    $ 8.88278       62,367
   01/01/2010 to 12/31/2010...........  $ 8.88278    $ 9.75608      188,331
   01/01/2011 to 12/31/2011...........  $ 9.75608    $ 9.40046      153,263
   01/01/2012 to 12/31/2012...........  $ 9.40046    $10.17351      178,973
   01/01/2013 to 12/31/2013...........  $10.17351    $11.22577      180,391
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09921    $ 6.68783        6,753
   01/01/2009 to 12/31/2009...........  $ 6.68783    $ 8.32531       98,458
   01/01/2010 to 12/31/2010...........  $ 8.32531    $ 9.34197      216,833
   01/01/2011 to 12/31/2011...........  $ 9.34197    $ 8.94898      157,873
   01/01/2012 to 12/31/2012...........  $ 8.94898    $10.17832      200,832
   01/01/2013 to 12/31/2013...........  $10.17832    $11.79258      212,776
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.18601    $ 8.11373        9,161
   01/01/2009 to 12/31/2009...........  $ 8.11373    $10.14527       99,514
   01/01/2010 to 12/31/2010...........  $10.14527    $11.13210      203,870
   01/01/2011 to 12/31/2011...........  $11.13210    $10.55553      149,749
   01/01/2012 to 12/31/2012...........  $10.55553    $11.51210      167,144
   01/01/2013 to 12/31/2013...........  $11.51210    $12.92428      172,087
AST SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.33134    $ 6.63894          301
   01/01/2009 to 12/31/2009...........  $ 6.63894    $ 8.72427        2,940
   01/01/2010 to 12/31/2010...........  $ 8.72427    $11.67952        3,581
   01/01/2011 to 12/31/2011...........  $11.67952    $11.34980        2,407
   01/01/2012 to 12/31/2012...........  $11.34980    $12.49402        2,930
   01/01/2013 to 12/31/2013...........  $12.49402    $16.57375        2,319
AST SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.79054    $ 7.99717          934
   01/01/2009 to 12/31/2009...........  $ 7.99717    $ 9.96698        2,982
   01/01/2010 to 12/31/2010...........  $ 9.96698    $12.32368        3,324
   01/01/2011 to 12/31/2011...........  $12.32368    $11.37136        1,159
   01/01/2012 to 12/31/2012...........  $11.37136    $13.18554        1,344
   01/01/2013 to 12/31/2013...........  $13.18554    $17.77929        1,592
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.34710    $ 8.65127        9,217
   01/01/2009 to 12/31/2009...........  $ 8.65127    $10.53936      203,180
   01/01/2010 to 12/31/2010...........  $10.53936    $11.53594      287,813
   01/01/2011 to 12/31/2011...........  $11.53594    $11.54580      278,077
   01/01/2012 to 12/31/2012...........  $11.54580    $12.85936      311,349
   01/01/2013 to 12/31/2013...........  $12.85936    $14.74391      412,087

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.81608    $ 6.61400            0
   01/01/2009 to 12/31/2009...........  $ 6.61400    $ 8.03515       30,619
   01/01/2010 to 12/31/2010...........  $ 8.03515    $ 8.92968       36,104
   01/01/2011 to 12/31/2011...........  $ 8.92968    $ 8.61982       21,960
   01/01/2012 to 12/31/2012...........  $ 8.61982    $ 9.91807       19,270
   01/01/2013 to 12/31/2013...........  $ 9.91807    $12.62254       29,285
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.90428    $ 6.47415        1,670
   01/01/2009 to 12/31/2009...........  $ 6.47415    $ 9.74439       17,808
   01/01/2010 to 12/31/2010...........  $ 9.74439    $11.07477       26,220
   01/01/2011 to 12/31/2011...........  $11.07477    $10.68434       18,277
   01/01/2012 to 12/31/2012...........  $10.68434    $12.32839       23,771
   01/01/2013 to 12/31/2013...........  $12.32839    $17.42511       53,822
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $16.53744    $ 9.01490        1,265
   01/01/2009 to 12/31/2009...........  $ 9.01490    $13.21257       15,189
   01/01/2010 to 12/31/2010...........  $13.21257    $15.61837       17,006
   01/01/2011 to 12/31/2011...........  $15.61837    $13.04089       11,386
   01/01/2012 to 12/31/2012...........  $13.04089    $13.26007       10,344
   01/01/2013 to 12/31/2013...........  $13.26007    $15.01427        8,162
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.83239    $10.13233            0
   01/01/2009 to 12/31/2009...........  $10.13233    $11.14805        7,204
   01/01/2010 to 12/31/2010...........  $11.14805    $11.56854        8,258
   01/01/2011 to 12/31/2011...........  $11.56854    $11.82135        7,397
   01/01/2012 to 12/31/2012...........  $11.82135    $12.20681        7,799
   01/01/2013 to 12/31/2013...........  $12.20681    $11.52960        8,049
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.07056    $ 6.90477        5,883
   01/01/2009 to 12/31/2009...........  $ 6.90477    $ 8.70257       23,967
   01/01/2010 to 12/31/2010...........  $ 8.70257    $ 9.79034       15,158
   01/01/2011 to 12/31/2011...........  $ 9.79034    $ 9.27604       14,045
   01/01/2012 to 12/31/2012...........  $ 9.27604    $10.10482       15,657
   01/01/2013 to 12/31/2013...........  $10.10482    $11.94966       31,767

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.23145    $ 9.28052            0
   01/01/2009 to 12/31/2009...........  $ 9.28052    $10.16667       52,562
   01/01/2010 to 12/31/2010...........  $10.16667    $10.75520       63,085
   01/01/2011 to 12/31/2011...........  $10.75520    $11.19085       53,550
   01/01/2012 to 12/31/2012...........  $11.19085    $11.84431       48,593
   01/01/2013 to 12/31/2013...........  $11.84431    $11.44990       54,766
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07805    $ 6.63306       21,666
   01/01/2009 to 12/31/2009...........  $ 6.63306    $ 8.46640      264,331
   01/01/2010 to 12/31/2010...........  $ 8.46640    $ 9.15945      380,177
   01/01/2011 to 12/31/2011...........  $ 9.15945    $ 8.83880      261,590
   01/01/2012 to 09/21/2012...........  $ 8.83880    $ 9.88665            0

*  Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

               ACCUMULATION UNIT VALUES: WITH HAV 40 BPS (1.95%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.02472    $12.22943      155,706
   01/01/2010 to 12/31/2010...........  $12.22943    $13.43083      230,497
   01/01/2011 to 12/31/2011...........  $13.43083    $12.82397      190,006
   01/01/2012 to 12/31/2012...........  $12.82397    $14.15903      227,538
   01/01/2013 to 12/31/2013...........  $14.15903    $15.27338      233,535
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.03706    $12.42655       26,045
   01/01/2010 to 12/31/2010...........  $12.42655    $13.85960       60,605
   01/01/2011 to 12/31/2011...........  $13.85960    $13.61010       37,896
   01/01/2012 to 12/31/2012...........  $13.61010    $15.17148       46,812
   01/01/2013 to 12/31/2013...........  $15.17148    $17.34521       47,184
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.07572    $12.47459        3,519
   01/01/2010 to 12/31/2010...........  $12.47459    $13.93020        4,948
   01/01/2011 to 12/31/2011...........  $13.93020    $14.15216        3,975
   01/01/2012 to 05/04/2012...........  $14.15216    $15.36293            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.02354    $12.05401      322,047
   01/01/2010 to 12/31/2010...........  $12.05401    $13.27946      401,597
   01/01/2011 to 12/31/2011...........  $13.27946    $12.86748      359,732
   01/01/2012 to 12/31/2012...........  $12.86748    $14.19558      404,134
   01/01/2013 to 12/31/2013...........  $14.19558    $16.38146      403,102
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99841    $ 9.15050            0
   01/01/2012 to 12/31/2012...........  $ 9.15050    $10.04289            0
   01/01/2013 to 12/31/2013...........  $10.04289    $10.92007          727

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99841    $10.48099         0
AST BOND PORTFOLIO 2016
   05/01/2009 to 12/31/2009...........  $ 9.93825    $ 9.61926         0
   01/01/2010 to 12/31/2010...........  $ 9.61926    $10.43325         0
   01/01/2011 to 12/31/2011...........  $10.43325    $11.22044         0
   01/01/2012 to 12/31/2012...........  $11.22044    $11.46376         0
   01/01/2013 to 12/31/2013...........  $11.46376    $11.16721         0
AST BOND PORTFOLIO 2018
   05/01/2009 to 12/31/2009...........  $ 9.92268    $ 9.68544         0
   01/01/2010 to 12/31/2010...........  $ 9.68544    $10.56279         0
   01/01/2011 to 12/31/2011...........  $10.56279    $11.76803         0
   01/01/2012 to 12/31/2012...........  $11.76803    $12.20245         0
   01/01/2013 to 12/31/2013...........  $12.20245    $11.59285         0
AST BOND PORTFOLIO 2019
   05/01/2009 to 12/31/2009...........  $ 9.90545    $ 9.58605         0
   01/01/2010 to 12/31/2010...........  $ 9.58605    $10.47099         0
   01/01/2011 to 12/31/2011...........  $10.47099    $11.91160         0
   01/01/2012 to 12/31/2012...........  $11.91160    $12.36802         0
   01/01/2013 to 12/31/2013...........  $12.36802    $11.54539         0
AST BOND PORTFOLIO 2020
   05/01/2009 to 12/31/2009...........  $ 9.88417    $ 9.26066         0
   01/01/2010 to 12/31/2010...........  $ 9.26066    $10.15943         0
   01/01/2011 to 12/31/2011...........  $10.15943    $11.82650         0
   01/01/2012 to 12/31/2012...........  $11.82650    $12.33296         0
   01/01/2013 to 12/31/2013...........  $12.33296    $11.30886         0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99788    $10.99580         0
   01/01/2011 to 12/31/2011...........  $10.99580    $12.97540         0
   01/01/2012 to 12/31/2012...........  $12.97540    $13.59152         0
   01/01/2013 to 12/31/2013...........  $13.59152    $12.39824         0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99841    $12.00688         0
   01/01/2012 to 12/31/2012...........  $12.00688    $12.46547         0
   01/01/2013 to 12/31/2013...........  $12.46547    $11.03543         0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99789    $10.38704         0
   01/01/2013 to 12/31/2013...........  $10.38704    $ 9.14921         0
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99894    $ 8.73945         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.03884    $12.32315      199,983
   01/01/2010 to 12/31/2010...........  $12.32315    $13.70422      209,370
   01/01/2011 to 12/31/2011...........  $13.70422    $13.11625      150,326
   01/01/2012 to 12/31/2012...........  $13.11625    $14.63036      177,893
   01/01/2013 to 12/31/2013...........  $14.63036    $17.60529      189,871
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99841    $11.63640        1,379
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.61486    $14.52687           41
   01/01/2010 to 12/31/2010...........  $14.52687    $18.33755        2,875
   01/01/2011 to 12/31/2011...........  $18.33755    $19.17281        4,300
   01/01/2012 to 12/31/2012...........  $19.17281    $21.69183        9,173
   01/01/2013 to 12/31/2013...........  $21.69183    $21.94358       11,467
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99841    $ 9.67177            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98067    $12.99734          571
   01/01/2010 to 12/31/2010...........  $12.99734    $16.89809        1,309
   01/01/2011 to 12/31/2011...........  $16.89809    $14.40189        3,702
   01/01/2012 to 12/31/2012...........  $14.40189    $16.96161        3,981
   01/01/2013 to 12/31/2013...........  $16.96161    $23.42720        4,940
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.02694    $11.98361       20,615
   01/01/2010 to 12/31/2010...........  $11.98361    $13.32052       24,031
   01/01/2011 to 12/31/2011...........  $13.32052    $12.74316       19,180
   01/01/2012 to 12/31/2012...........  $12.74316    $14.20334       24,365
   01/01/2013 to 12/31/2013...........  $14.20334    $16.60998       32,161
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.01321    $12.30994       65,487
   01/01/2010 to 12/31/2010...........  $12.30994    $13.80890       84,711
   01/01/2011 to 12/31/2011...........  $13.80890    $13.34133       73,459
   01/01/2012 to 12/31/2012...........  $13.34133    $14.47747       78,783
   01/01/2013 to 12/31/2013...........  $14.47747    $16.29666       74,223
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99842    $10.72870      130,442
   01/01/2013 to 12/31/2013...........  $10.72870    $13.09882      118,663

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99841    $10.79692        1,241
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.85947    $13.95016        1,177
   01/01/2010 to 12/31/2010...........  $13.95016    $16.44739        3,739
   01/01/2011 to 12/31/2011...........  $16.44739    $15.32029        2,335
   01/01/2012 to 12/31/2012...........  $15.32029    $19.05468        4,433
   01/01/2013 to 12/31/2013...........  $19.05468    $19.50272       10,471
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.04667    $12.85313        2,436
   01/01/2010 to 12/31/2010...........  $12.85313    $13.90429        6,366
   01/01/2011 to 12/31/2011...........  $13.90429    $13.09897        7,971
   01/01/2012 to 12/31/2012...........  $13.09897    $15.38733        6,381
   01/01/2013 to 12/31/2013...........  $15.38733    $19.58170        5,630
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.12468    $12.21751        2,912
   01/01/2010 to 12/31/2010...........  $12.21751    $13.52811        4,092
   01/01/2011 to 12/31/2011...........  $13.52811    $12.53734        4,800
   01/01/2012 to 12/31/2012...........  $12.53734    $14.71569        3,368
   01/01/2013 to 12/31/2013...........  $14.71569    $19.27594        3,540
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.05971    $13.49906        5,476
   01/01/2010 to 12/31/2010...........  $13.49906    $15.86600        5,874
   01/01/2011 to 12/31/2011...........  $15.86600    $15.09953        3,656
   01/01/2012 to 12/31/2012...........  $15.09953    $17.71525        4,127
   01/01/2013 to 12/31/2013...........  $17.71525    $22.97023       18,272
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.02472    $11.87199       57,797
   01/01/2010 to 12/31/2010...........  $11.87199    $12.99556       85,316
   01/01/2011 to 12/31/2011...........  $12.99556    $12.68275       80,242
   01/01/2012 to 12/31/2012...........  $12.68275    $13.69989       85,138
   01/01/2013 to 12/31/2013...........  $13.69989    $14.75766       79,047
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.95325    $12.77276        3,394
   01/01/2010 to 12/31/2010...........  $12.77276    $15.88201        2,077
   01/01/2011 to 12/31/2011...........  $15.88201    $15.78149        2,538
   01/01/2012 to 12/31/2012...........  $15.78149    $17.90792        1,814
   01/01/2013 to 12/31/2013...........  $17.90792    $24.38308        2,869

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.09832    $12.77034        2,163
   01/01/2010 to 12/31/2010...........  $12.77034    $14.08474        2,181
   01/01/2011 to 12/31/2011...........  $14.08474    $13.74775        1,058
   01/01/2012 to 12/31/2012...........  $13.74775    $15.29152        1,263
   01/01/2013 to 12/31/2013...........  $15.29152    $20.19327        1,126
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.01714    $12.52966          917
   01/01/2010 to 12/31/2010...........  $12.52966    $13.94919        1,659
   01/01/2011 to 12/31/2011...........  $13.94919    $14.11698        1,350
   01/01/2012 to 12/31/2012...........  $14.11698    $15.76773        3,059
   01/01/2013 to 12/31/2013...........  $15.76773    $16.57675        1,428
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.14326    $13.28533        1,112
   01/01/2010 to 12/31/2010...........  $13.28533    $14.92060        1,815
   01/01/2011 to 12/31/2011...........  $14.92060    $12.74401          714
   01/01/2012 to 12/31/2012...........  $12.74401    $15.04565          778
   01/01/2013 to 12/31/2013...........  $15.04565    $17.57026          572
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.11776    $13.11671        1,008
   01/01/2010 to 12/31/2010...........  $13.11671    $14.29181        2,249
   01/01/2011 to 12/31/2011...........  $14.29181    $12.25942        1,135
   01/01/2012 to 12/31/2012...........  $12.25942    $14.02985        1,205
   01/01/2013 to 12/31/2013...........  $14.02985    $16.44049        1,082
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98134    $10.85750            0
   01/01/2010 to 12/31/2010...........  $10.85750    $11.80119        5,091
   01/01/2011 to 12/31/2011...........  $11.80119    $13.01645      466,287
   01/01/2012 to 12/31/2012...........  $13.01645    $13.96741      163,038
   01/01/2013 to 12/31/2013...........  $13.96741    $13.26421       62,452
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.04108    $12.26108       56,060
   01/01/2010 to 12/31/2010...........  $12.26108    $13.68833       69,742
   01/01/2011 to 12/31/2011...........  $13.68833    $13.35045       50,945
   01/01/2012 to 12/31/2012...........  $13.35045    $14.87346       64,745
   01/01/2013 to 12/31/2013...........  $14.87346    $16.96442       68,196
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.12742    $13.60349       10,943
   01/01/2010 to 12/31/2010...........  $13.60349    $14.30022       15,650
   01/01/2011 to 12/31/2011...........  $14.30022    $12.74350       11,511
   01/01/2012 to 12/31/2012...........  $12.74350    $15.23803       12,773
   01/01/2013 to 12/31/2013...........  $15.23803    $17.24255       12,750

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.07983    $11.67943       32,958
   01/01/2010 to 12/31/2010...........  $11.67943    $12.29454       47,971
   01/01/2011 to 12/31/2011...........  $12.29454    $12.08786       49,011
   01/01/2012 to 12/31/2012...........  $12.08786    $13.12718       46,323
   01/01/2013 to 12/31/2013...........  $13.12718    $14.29659       50,414
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08380    $10.28698            0
   01/01/2010 to 12/31/2010...........  $10.28698    $11.23222            0
   01/01/2011 to 12/31/2011...........  $11.23222    $11.09062            0
   01/01/2012 to 12/31/2012...........  $11.09062    $12.53028            0
   01/01/2013 to 12/31/2013...........  $12.53028    $16.77603            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14518    $10.29678            0
   01/01/2010 to 12/31/2010...........  $10.29678    $11.48598            0
   01/01/2011 to 12/31/2011...........  $11.48598    $10.60504          336
   01/01/2012 to 12/31/2012...........  $10.60504    $11.77847            0
   01/01/2013 to 12/31/2013...........  $11.77847    $15.18447            0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.06270    $12.74667        2,810
   01/01/2010 to 12/31/2010...........  $12.74667    $14.14819        2,820
   01/01/2011 to 12/31/2011...........  $14.14819    $13.29726        2,672
   01/01/2012 to 12/31/2012...........  $13.29726    $15.24503        2,759
   01/01/2013 to 12/31/2013...........  $15.24503    $20.91410        9,808
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.00733    $12.72864        9,789
   01/01/2010 to 12/31/2010...........  $12.72864    $14.95140       11,438
   01/01/2011 to 12/31/2011...........  $14.95140    $14.53184        7,740
   01/01/2012 to 12/31/2012...........  $14.53184    $16.00178        9,279
   01/01/2013 to 12/31/2013...........  $16.00178    $21.44225        9,096
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.03391    $12.09710        1,647
   01/01/2010 to 12/31/2010...........  $12.09710    $13.45763        5,368
   01/01/2011 to 12/31/2011...........  $13.45763    $14.54337        5,654
   01/01/2012 to 12/31/2012...........  $14.54337    $15.11073       12,126
   01/01/2013 to 12/31/2013...........  $15.11073    $14.52525        8,298
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.07246    $13.37974        3,689
   01/01/2010 to 12/31/2010...........  $13.37974    $14.70491        6,362
   01/01/2011 to 12/31/2011...........  $14.70491    $13.97222        4,327
   01/01/2012 to 12/31/2012...........  $13.97222    $16.86736        6,026
   01/01/2013 to 12/31/2013...........  $16.86736    $21.11684        6,017

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.02825    $12.16473          978
   01/01/2010 to 12/31/2010...........  $12.16473    $13.45761        1,233
   01/01/2011 to 12/31/2011...........  $13.45761    $13.12223          870
   01/01/2012 to 12/31/2012...........  $13.12223    $15.06982          994
   01/01/2013 to 12/31/2013...........  $15.06982    $20.20752        2,060
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99842    $10.18671            0
   01/01/2013 to 12/31/2013...........  $10.18671    $13.43964            0
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98590    $13.24524        2,145
   01/01/2010 to 12/31/2010...........  $13.24524    $16.05923        2,911
   01/01/2011 to 12/31/2011...........  $16.05923    $15.20886        2,249
   01/01/2012 to 12/31/2012...........  $15.20886    $17.66406        2,441
   01/01/2013 to 12/31/2013...........  $17.66406    $22.94256        3,786
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.99969    $ 9.87777       29,155
   01/01/2010 to 12/31/2010...........  $ 9.87777    $ 9.69131       53,544
   01/01/2011 to 12/31/2011...........  $ 9.69131    $ 9.50835        1,440
   01/01/2012 to 12/31/2012...........  $ 9.50835    $ 9.32702        1,858
   01/01/2013 to 12/31/2013...........  $ 9.32702    $ 9.14853        2,201
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.13105    $13.73161        3,347
   01/01/2010 to 12/31/2010...........  $13.73161    $16.62562        3,186
   01/01/2011 to 12/31/2011...........  $16.62562    $15.90297        3,246
   01/01/2012 to 12/31/2012...........  $15.90297    $18.27003        3,129
   01/01/2013 to 12/31/2013...........  $18.27003    $25.44872        4,934
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02832    $10.06611            0
   01/01/2012 to 12/31/2012...........  $10.06611    $10.35436            0
   01/01/2013 to 12/31/2013...........  $10.35436    $ 9.86850       38,369
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.97681    $12.37664          539
   01/01/2010 to 12/31/2010...........  $12.37664    $15.62143        1,224
   01/01/2011 to 12/31/2011...........  $15.62143    $15.58152        1,101
   01/01/2012 to 12/31/2012...........  $15.58152    $17.17555          966
   01/01/2013 to 12/31/2013...........  $17.17555    $22.34107        2,140
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.93464    $12.07932        2,060
   01/01/2010 to 12/31/2010...........  $12.07932    $14.24972        3,401
   01/01/2011 to 04/29/2011...........  $14.24972    $15.96932            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99842    $10.30497        7,238
   01/01/2013 to 12/31/2013...........  $10.30497    $12.01975       23,348
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.05442    $14.81166        3,898
   01/01/2010 to 12/31/2010...........  $14.81166    $17.76396        7,953
   01/01/2011 to 12/31/2011...........  $17.76396    $13.89229        5,758
   01/01/2012 to 12/31/2012...........  $13.89229    $16.06935        6,929
   01/01/2013 to 12/31/2013...........  $16.06935    $15.79714        7,617
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.99059    $10.49444        1,178
   01/01/2010 to 12/31/2010...........  $10.49444    $10.69508        1,954
   01/01/2011 to 12/31/2011...........  $10.69508    $10.72658        5,664
   01/01/2012 to 12/31/2012...........  $10.72658    $11.01506        9,415
   01/01/2013 to 12/31/2013...........  $11.01506    $10.56945        9,769
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98246    $11.06240      101,081
   01/01/2010 to 12/31/2010...........  $11.06240    $11.68833      171,292
   01/01/2011 to 12/31/2011...........  $11.68833    $11.82955      160,163
   01/01/2012 to 12/31/2012...........  $11.82955    $12.68455      166,894
   01/01/2013 to 12/31/2013...........  $12.68455    $12.21330       92,974
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.02102    $11.61945      135,200
   01/01/2010 to 12/31/2010...........  $11.61945    $12.60207      156,336
   01/01/2011 to 12/31/2011...........  $12.60207    $12.48452      181,320
   01/01/2012 to 12/31/2012...........  $12.48452    $13.51575      185,165
   01/01/2013 to 12/31/2013...........  $13.51575    $14.47848      151,684
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01833    $10.06597            0
   01/01/2012 to 12/31/2012...........  $10.06597    $10.57501            0
   01/01/2013 to 12/31/2013...........  $10.57501    $10.13283        7,966
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98521    $12.16947      156,193
   01/01/2010 to 12/31/2010...........  $12.16947    $14.20708      158,595
   01/01/2011 to 12/31/2011...........  $14.20708    $13.06962      109,197
   01/01/2012 to 12/31/2012...........  $13.06962    $14.47559      146,449
   01/01/2013 to 12/31/2013...........  $14.47559    $16.61628      143,995
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.07719    $12.82018          573
   01/01/2010 to 12/31/2010...........  $12.82018    $14.46757        3,228
   01/01/2011 to 12/31/2011...........  $14.46757    $14.68191        1,794
   01/01/2012 to 12/31/2012...........  $14.68191    $17.10866        2,129
   01/01/2013 to 12/31/2013...........  $17.10866    $22.22337        8,836

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99841    $ 8.88392            0
   01/01/2012 to 12/31/2012...........  $ 8.88392    $ 9.86031            0
   01/01/2013 to 12/31/2013...........  $ 9.86031    $11.83798            0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.03990    $11.95029       15,681
   01/01/2010 to 12/31/2010...........  $11.95029    $13.11882       51,373
   01/01/2011 to 12/31/2011...........  $13.11882    $12.63456       41,911
   01/01/2012 to 12/31/2012...........  $12.63456    $13.66670       49,839
   01/01/2013 to 12/31/2013...........  $13.66670    $15.07275       52,028
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.05245    $12.35611        9,906
   01/01/2010 to 12/31/2010...........  $12.35611    $13.85815       59,090
   01/01/2011 to 12/31/2011...........  $13.85815    $13.26883       45,408
   01/01/2012 to 12/31/2012...........  $13.26883    $15.08440       57,202
   01/01/2013 to 12/31/2013...........  $15.08440    $17.46806       66,495
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.08085    $12.39836       56,249
   01/01/2010 to 12/31/2010...........  $12.39836    $13.59785       90,661
   01/01/2011 to 12/31/2011...........  $13.59785    $12.88722       59,400
   01/01/2012 to 12/31/2012...........  $12.88722    $14.04822       74,412
   01/01/2013 to 12/31/2013...........  $14.04822    $15.76382       79,047
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.00835    $13.14833            0
   01/01/2010 to 12/31/2010...........  $13.14833    $17.59375            0
   01/01/2011 to 12/31/2011...........  $17.59375    $17.08879            0
   01/01/2012 to 12/31/2012...........  $17.08879    $18.80226            0
   01/01/2013 to 12/31/2013...........  $18.80226    $24.92978        1,658
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.97563    $12.95541            0
   01/01/2010 to 12/31/2010...........  $12.95541    $16.01106          732
   01/01/2011 to 12/31/2011...........  $16.01106    $14.76666        1,110
   01/01/2012 to 12/31/2012...........  $14.76666    $17.11423        1,029
   01/01/2013 to 12/31/2013...........  $17.11423    $23.06551        3,667
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.03838    $12.15888      155,062
   01/01/2010 to 12/31/2010...........  $12.15888    $13.30202      171,666
   01/01/2011 to 12/31/2011...........  $13.30202    $13.30691      139,092
   01/01/2012 to 12/31/2012...........  $13.30691    $14.81356      161,350
   01/01/2013 to 12/31/2013...........  $14.81356    $16.97618      164,202

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.10014    $12.91774        5,580
   01/01/2010 to 12/31/2010...........  $12.91774    $14.34884        6,842
   01/01/2011 to 12/31/2011...........  $14.34884    $13.84402        4,793
   01/01/2012 to 12/31/2012...........  $13.84402    $15.92130        5,676
   01/01/2013 to 12/31/2013...........  $15.92130    $20.25283        6,398
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98699    $13.17447        8,187
   01/01/2010 to 12/31/2010...........  $13.17447    $14.96577        9,415
   01/01/2011 to 12/31/2011...........  $14.96577    $14.43104        8,226
   01/01/2012 to 12/31/2012...........  $14.43104    $16.64347       14,910
   01/01/2013 to 12/31/2013...........  $16.64347    $23.51273       24,376
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.30108    $13.76951       13,807
   01/01/2010 to 12/31/2010...........  $13.76951    $16.26883       22,069
   01/01/2011 to 12/31/2011...........  $16.26883    $13.57744       25,322
   01/01/2012 to 12/31/2012...........  $13.57744    $13.79902       32,694
   01/01/2013 to 12/31/2013...........  $13.79902    $15.61693       22,004
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.01739    $11.11682        2,027
   01/01/2010 to 12/31/2010...........  $11.11682    $11.53051        5,017
   01/01/2011 to 12/31/2011...........  $11.53051    $11.77677        4,249
   01/01/2012 to 12/31/2012...........  $11.77677    $12.15478        5,035
   01/01/2013 to 12/31/2013...........  $12.15478    $11.47475       13,219
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.06178    $12.77693            0
   01/01/2010 to 12/31/2010...........  $12.77693    $14.36696            0
   01/01/2011 to 12/31/2011...........  $14.36696    $13.60557        3,701
   01/01/2012 to 12/31/2012...........  $13.60557    $14.81394        5,643
   01/01/2013 to 12/31/2013...........  $14.81394    $17.50990        4,970
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98914    $10.76877       26,254
   01/01/2010 to 12/31/2010...........  $10.76877    $11.38650       56,860
   01/01/2011 to 12/31/2011...........  $11.38650    $11.84188       47,193
   01/01/2012 to 12/31/2012...........  $11.84188    $12.52719       46,465
   01/01/2013 to 12/31/2013...........  $12.52719    $12.10414       33,740

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009...........  $10.07065    $12.83927       87,129
   01/01/2010 to 12/31/2010...........  $12.83927    $13.88351      139,902
   01/01/2011 to 12/31/2011...........  $13.88351    $13.39083       82,039
   01/01/2012 to 09/21/2012...........  $13.39083    $14.97302            0

*  Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT, OR HDLT5 ONLY HAV AND
                        HD GRO OR HD GRO 60 BPS (2.15%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.38880    $10.95680       984,985
   01/01/2007 to 12/31/2007...........  $10.95680    $11.71266     2,558,143
   01/01/2008 to 12/31/2008...........  $11.71266    $ 7.81625     2,684,150
   01/01/2009 to 12/31/2009...........  $ 7.81625    $ 9.51550     2,585,673
   01/01/2010 to 12/31/2010...........  $ 9.51550    $10.42979     2,528,955
   01/01/2011 to 12/31/2011...........  $10.42979    $ 9.93908     2,381,304
   01/01/2012 to 12/31/2012...........  $ 9.93908    $10.95233     2,293,332
   01/01/2013 to 12/31/2013...........  $10.95233    $11.79135     2,081,597
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14338    $10.62093       101,351
   01/01/2007 to 12/31/2007...........  $10.62093    $11.38468       323,329
   01/01/2008 to 12/31/2008...........  $11.38468    $ 7.82320       411,881
   01/01/2009 to 12/31/2009...........  $ 7.82320    $ 9.66501       405,643
   01/01/2010 to 12/31/2010...........  $ 9.66501    $10.75845       408,031
   01/01/2011 to 12/31/2011...........  $10.75845    $10.54414       447,743
   01/01/2012 to 12/31/2012...........  $10.54414    $11.73066       448,691
   01/01/2013 to 12/31/2013...........  $11.73066    $13.38514       452,274
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.69604    $11.77553             0
   01/01/2007 to 12/31/2007...........  $11.77553    $11.51406             0
   01/01/2008 to 12/31/2008...........  $11.51406    $ 7.35512             0
   01/01/2009 to 12/31/2009...........  $ 7.35512    $ 8.48006           955
   01/01/2010 to 12/31/2010...........  $ 8.48006    $ 9.45099         1,463
   01/01/2011 to 12/31/2011...........  $ 9.45099    $ 9.58274           297
   01/01/2012 to 05/04/2012...........  $ 9.58274    $10.39565             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.33925    $10.84933       262,072
   01/01/2007 to 12/31/2007...........  $10.84933    $11.58366       863,900
   01/01/2008 to 12/31/2008...........  $11.58366    $ 8.08498     1,124,426
   01/01/2009 to 12/31/2009...........  $ 8.08498    $ 9.75872     1,177,713
   01/01/2010 to 12/31/2010...........  $ 9.75872    $10.72990     1,117,527
   01/01/2011 to 12/31/2011...........  $10.72990    $10.37669       992,099
   01/01/2012 to 12/31/2012...........  $10.37669    $11.42526       980,480
   01/01/2013 to 12/31/2013...........  $11.42526    $13.15871       951,892

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99767    $ 9.13787        2,049
   01/01/2012 to 12/31/2012...........  $ 9.13787    $10.00940        6,178
   01/01/2013 to 12/31/2013...........  $10.00940    $10.86224       21,339
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99825    $10.46698          182
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99883    $ 9.34895            0
   01/01/2010 to 12/31/2010...........  $ 9.34895    $10.12019            0
   01/01/2011 to 12/31/2011...........  $10.12019    $10.86255            0
   01/01/2012 to 12/31/2012...........  $10.86255    $11.07639            0
   01/01/2013 to 12/31/2013...........  $11.07639    $10.76868            0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99826    $12.00012        3,347
   01/01/2009 to 12/31/2009...........  $12.00012    $11.03670       16,371
   01/01/2010 to 12/31/2010...........  $11.03670    $12.01294       17,593
   01/01/2011 to 12/31/2011...........  $12.01294    $13.35765            0
   01/01/2012 to 12/31/2012...........  $13.35765    $13.82354            0
   01/01/2013 to 12/31/2013...........  $13.82354    $13.10722            0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99826    $12.06868          467
   01/01/2009 to 12/31/2009...........  $12.06868    $10.90486        1,719
   01/01/2010 to 12/31/2010...........  $10.90486    $11.88816            0
   01/01/2011 to 12/31/2011...........  $11.88816    $13.49739            0
   01/01/2012 to 12/31/2012...........  $13.49739    $13.98700            0
   01/01/2013 to 12/31/2013...........  $13.98700    $13.03100            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99883    $ 8.76162            0
   01/01/2010 to 12/31/2010...........  $ 8.76162    $ 9.59316       86,467
   01/01/2011 to 12/31/2011...........  $ 9.59316    $11.14555        3,629
   01/01/2012 to 12/31/2012...........  $11.14555    $11.60016            0
   01/01/2013 to 12/31/2013...........  $11.60016    $10.61606        7,449
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99767    $10.97418       34,183
   01/01/2011 to 12/31/2011...........  $10.97418    $12.92454      171,247
   01/01/2012 to 12/31/2012...........  $12.92454    $13.51172       93,962
   01/01/2013 to 12/31/2013...........  $13.51172    $12.30125          873

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99825    $11.98335        55,970
   01/01/2012 to 12/31/2012...........  $11.98335    $12.41671        89,037
   01/01/2013 to 12/31/2013...........  $12.41671    $10.97074         5,914
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99767    $10.36658         4,470
   01/01/2013 to 12/31/2013...........  $10.36658    $ 9.11332       172,267
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99883    $ 8.72233       154,802
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.50780    $11.13289       689,026
   01/01/2007 to 12/31/2007...........  $11.13289    $11.95767     1,592,316
   01/01/2008 to 12/31/2008...........  $11.95767    $ 7.61582     1,859,769
   01/01/2009 to 12/31/2009...........  $ 7.61582    $ 9.34393     1,812,334
   01/01/2010 to 12/31/2010...........  $ 9.34393    $10.37074     1,767,556
   01/01/2011 to 12/31/2011...........  $10.37074    $ 9.90639     1,650,713
   01/01/2012 to 12/31/2012...........  $ 9.90639    $11.02837     1,555,937
   01/01/2013 to 12/31/2013...........  $11.02837    $13.24495     1,561,781
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99825    $11.61702             0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.11328    $16.02423             0
   01/01/2007 to 12/31/2007...........  $16.02423    $12.55783             0
   01/01/2008 to 12/31/2008...........  $12.55783    $ 7.98401             0
   01/01/2009 to 12/31/2009...........  $ 7.98401    $10.31138             0
   01/01/2010 to 12/31/2010...........  $10.31138    $12.99078           504
   01/01/2011 to 12/31/2011...........  $12.99078    $13.55593            73
   01/01/2012 to 12/31/2012...........  $13.55593    $15.30693           118
   01/01/2013 to 12/31/2013...........  $15.30693    $15.45428            23
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.22169    $11.71792             0
   01/01/2007 to 12/31/2007...........  $11.71792    $ 9.43198             0
   01/01/2008 to 07/18/2008...........  $ 9.43198    $ 8.61999             0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99825    $ 9.65873         1,835

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.16315    $12.06616            0
   01/01/2007 to 12/31/2007...........  $12.06616    $13.13512            0
   01/01/2008 to 12/31/2008...........  $13.13512    $ 7.18873            0
   01/01/2009 to 12/31/2009...........  $ 7.18873    $ 9.33599            0
   01/01/2010 to 12/31/2010...........  $ 9.33599    $12.11421          313
   01/01/2011 to 12/31/2011...........  $12.11421    $10.30454        1,070
   01/01/2012 to 12/31/2012...........  $10.30454    $12.11213        1,210
   01/01/2013 to 12/31/2013...........  $12.11213    $16.69652          547
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10348    $ 7.48354       14,194
   01/01/2009 to 12/31/2009...........  $ 7.48354    $ 8.88137       16,736
   01/01/2010 to 12/31/2010...........  $ 8.88137    $ 9.85295       18,386
   01/01/2011 to 12/31/2011...........  $ 9.85295    $ 9.40740       21,314
   01/01/2012 to 12/31/2012...........  $ 9.40740    $10.46483       26,619
   01/01/2013 to 12/31/2013...........  $10.46483    $12.21404       23,545
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04361    $10.54213       84,281
   01/01/2007 to 12/31/2007...........  $10.54213    $11.20213      325,977
   01/01/2008 to 12/31/2008...........  $11.20213    $ 7.18420      338,203
   01/01/2009 to 12/31/2009...........  $ 7.18420    $ 8.71044      405,249
   01/01/2010 to 12/31/2010...........  $ 8.71044    $ 9.75195      412,281
   01/01/2011 to 12/31/2011...........  $ 9.75195    $ 9.40336      379,639
   01/01/2012 to 12/31/2012...........  $ 9.40336    $10.18410      395,793
   01/01/2013 to 12/31/2013...........  $10.18410    $11.44134      387,986
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99826    $ 7.45733        5,874
   01/01/2009 to 11/13/2009...........  $ 7.45733    $ 8.30710            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99826    $10.71445       40,068
   01/01/2013 to 12/31/2013...........  $10.71445    $13.05594       45,140
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99825    $10.78251        1,225
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17493    $ 6.10058          641
   01/01/2009 to 12/31/2009...........  $ 6.10058    $ 8.06833        1,402
   01/01/2010 to 12/31/2010...........  $ 8.06833    $ 9.49404        1,184
   01/01/2011 to 12/31/2011...........  $ 9.49404    $ 8.82617          566
   01/01/2012 to 12/31/2012...........  $ 8.82617    $10.95611          581
   01/01/2013 to 12/31/2013...........  $10.95611    $11.19183          148

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.21585    $11.54033            0
   01/01/2007 to 12/31/2007...........  $11.54033    $12.87688            0
   01/01/2008 to 12/31/2008...........  $12.87688    $ 7.52930            0
   01/01/2009 to 12/31/2009...........  $ 7.52930    $11.01183            0
   01/01/2010 to 12/31/2010...........  $11.01183    $11.88909          209
   01/01/2011 to 12/31/2011...........  $11.88909    $11.17858            0
   01/01/2012 to 12/31/2012...........  $11.17858    $13.10590            0
   01/01/2013 to 12/31/2013...........  $13.10590    $16.64571            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62847    $11.74026            0
   01/01/2007 to 12/31/2007...........  $11.74026    $12.08115            0
   01/01/2008 to 12/31/2008...........  $12.08115    $ 7.01424            0
   01/01/2009 to 12/31/2009...........  $ 7.01424    $ 8.18418            0
   01/01/2010 to 12/31/2010...........  $ 8.18418    $ 9.04440            0
   01/01/2011 to 12/31/2011...........  $ 9.04440    $ 8.36561            0
   01/01/2012 to 12/31/2012...........  $ 8.36561    $ 9.79991            0
   01/01/2013 to 12/31/2013...........  $ 9.79991    $12.81173            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.09667    $10.96352            0
   01/01/2007 to 12/31/2007...........  $10.96352    $12.80795            0
   01/01/2008 to 12/31/2008...........  $12.80795    $ 7.42328            0
   01/01/2009 to 12/31/2009...........  $ 7.42328    $11.41627          427
   01/01/2010 to 12/31/2010...........  $11.41627    $13.39182        1,187
   01/01/2011 to 12/31/2011...........  $13.39182    $12.71994          263
   01/01/2012 to 12/31/2012...........  $12.71994    $14.89424          202
   01/01/2013 to 12/31/2013...........  $14.89424    $19.27459           32
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08915    $ 7.59217       40,561
   01/01/2009 to 12/31/2009...........  $ 7.59217    $ 9.17026       43,949
   01/01/2010 to 12/31/2010...........  $ 9.17026    $10.01855       36,638
   01/01/2011 to 12/31/2011...........  $10.01855    $ 9.75834       33,986
   01/01/2012 to 12/31/2012...........  $ 9.75834    $10.52024       35,467
   01/01/2013 to 12/31/2013...........  $10.52024    $11.31029       44,601
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03314    $ 7.62336        1,306
   01/01/2009 to 12/31/2009...........  $ 7.62336    $ 9.46659        1,076
   01/01/2010 to 12/31/2010...........  $ 9.46659    $11.74810          465
   01/01/2011 to 12/31/2011...........  $11.74810    $11.65091          456
   01/01/2012 to 12/31/2012...........  $11.65091    $13.19484          500
   01/01/2013 to 12/31/2013...........  $13.19484    $17.93083          209
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.52053    $12.71928            0
   01/01/2007 to 12/31/2007...........  $12.71928    $12.59690            0
   01/01/2008 to 12/31/2008...........  $12.59690    $ 7.73169            0
   01/01/2009 to 12/31/2009...........  $ 7.73169    $ 8.95107            0
   01/01/2010 to 12/31/2010...........  $ 8.95107    $ 9.85304            0
   01/01/2011 to 12/31/2011...........  $ 9.85304    $ 9.59855            0
   01/01/2012 to 12/31/2012...........  $ 9.59855    $10.65551            0
   01/01/2013 to 12/31/2013...........  $10.65551    $14.04359            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.06856    $10.60878            0
   01/01/2007 to 12/31/2007...........  $10.60878    $10.64201            0
   01/01/2008 to 12/31/2008...........  $10.64201    $ 7.75677            0
   01/01/2009 to 12/31/2009...........  $ 7.75677    $10.29318          904
   01/01/2010 to 12/31/2010...........  $10.29318    $11.43698        4,162
   01/01/2011 to 12/31/2011...........  $11.43698    $11.55188        2,408
   01/01/2012 to 12/31/2012...........  $11.55188    $12.87737          374
   01/01/2013 to 12/31/2013...........  $12.87737    $13.51149           81
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99177    $10.57369            0
   01/01/2007 to 12/31/2007...........  $10.57369    $12.32194            0
   01/01/2008 to 12/31/2008...........  $12.32194    $ 6.00307            0
   01/01/2009 to 12/31/2009...........  $ 6.00307    $ 7.95060            0
   01/01/2010 to 12/31/2010...........  $ 7.95060    $ 8.91178            0
   01/01/2011 to 12/31/2011...........  $ 8.91178    $ 7.59690            0
   01/01/2012 to 12/31/2012...........  $ 7.59690    $ 8.95135            0
   01/01/2013 to 12/31/2013...........  $ 8.95135    $10.43284            0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00992    $10.83593            0
   01/01/2007 to 12/31/2007...........  $10.83593    $12.49528            0
   01/01/2008 to 12/31/2008...........  $12.49528    $ 6.84949          838
   01/01/2009 to 12/31/2009...........  $ 6.84949    $ 8.75042          691
   01/01/2010 to 12/31/2010...........  $ 8.75042    $ 9.51572          263
   01/01/2011 to 12/31/2011...........  $ 9.51572    $ 8.14664          293
   01/01/2012 to 12/31/2012...........  $ 8.14664    $ 9.30490          321
   01/01/2013 to 12/31/2013...........  $ 9.30490    $10.88229          134
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11166    $ 7.11750       10,115
   01/01/2009 to 12/31/2009...........  $ 7.11750    $ 8.82580       12,012
   01/01/2010 to 12/31/2010...........  $ 8.82580    $ 9.83405       15,656
   01/01/2011 to 12/31/2011...........  $ 9.83405    $ 9.57260       14,436
   01/01/2012 to 12/31/2012...........  $ 9.57260    $10.64380       18,387
   01/01/2013 to 12/31/2013...........  $10.64380    $12.11634       29,591
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.08901    $12.75684            0
   01/01/2007 to 12/31/2007...........  $12.75684    $13.66576            0
   01/01/2008 to 12/31/2008...........  $13.66576    $ 7.84189            0
   01/01/2009 to 12/31/2009...........  $ 7.84189    $10.43150        1,337
   01/01/2010 to 12/31/2010...........  $10.43150    $10.94417        1,763
   01/01/2011 to 12/31/2011...........  $10.94417    $ 9.73366          529
   01/01/2012 to 12/31/2012...........  $ 9.73366    $11.61603          290
   01/01/2013 to 12/31/2013...........  $11.61603    $13.11836           75

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.92161    $11.51373            0
   01/01/2007 to 12/31/2007...........  $11.51373    $11.48901       21,027
   01/01/2008 to 12/31/2008...........  $11.48901    $ 9.26576      216,934
   01/01/2009 to 12/31/2009...........  $ 9.26576    $11.06807      252,584
   01/01/2010 to 12/31/2010...........  $11.06807    $11.62819      210,165
   01/01/2011 to 12/31/2011...........  $11.62819    $11.41042      208,542
   01/01/2012 to 12/31/2012...........  $11.41042    $12.36735      203,929
   01/01/2013 to 12/31/2013...........  $12.36735    $13.44281      216,843
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08364    $10.28433            0
   01/01/2010 to 12/31/2010...........  $10.28433    $11.20726            0
   01/01/2011 to 12/31/2011...........  $11.20726    $11.04434            0
   01/01/2012 to 12/31/2012...........  $11.04434    $12.45348            0
   01/01/2013 to 12/31/2013...........  $12.45348    $16.64059            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14502    $10.29414            0
   01/01/2010 to 12/31/2010...........  $10.29414    $11.46057            0
   01/01/2011 to 12/31/2011...........  $11.46057    $10.56090            0
   01/01/2012 to 12/31/2012...........  $10.56090    $11.70643            0
   01/01/2013 to 12/31/2013...........  $11.70643    $15.06200            0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.06145    $12.19503            0
   01/01/2007 to 12/31/2007...........  $12.19503    $11.58035            0
   01/01/2008 to 12/31/2008...........  $11.58035    $ 6.63284            0
   01/01/2009 to 12/31/2009...........  $ 6.63284    $ 7.75509            0
   01/01/2010 to 12/31/2010...........  $ 7.75509    $ 8.59095            0
   01/01/2011 to 12/31/2011...........  $ 8.59095    $ 8.05852            0
   01/01/2012 to 12/31/2012...........  $ 8.05852    $ 9.22079            0
   01/01/2013 to 12/31/2013...........  $ 9.22079    $12.62489            0
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.13415    $11.40202            0
   01/01/2007 to 12/31/2007...........  $11.40202    $12.83108            0
   01/01/2008 to 12/31/2008...........  $12.83108    $ 7.07655            0
   01/01/2009 to 12/31/2009...........  $ 7.07655    $ 8.98924          599
   01/01/2010 to 12/31/2010...........  $ 8.98924    $10.53837          861
   01/01/2011 to 12/31/2011...........  $10.53837    $10.22269          345
   01/01/2012 to 12/31/2012...........  $10.22269    $11.23474          358
   01/01/2013 to 12/31/2013...........  $11.23474    $15.02504           76

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.19371    $10.65342            0
   01/01/2007 to 12/31/2007...........  $10.65342    $11.06283            0
   01/01/2008 to 12/31/2008...........  $11.06283    $ 8.31161            0
   01/01/2009 to 12/31/2009...........  $ 8.31161    $10.95231            0
   01/01/2010 to 12/31/2010...........  $10.95231    $12.16009        5,465
   01/01/2011 to 12/31/2011...........  $12.16009    $13.11538        1,712
   01/01/2012 to 12/31/2012...........  $13.11538    $13.60028            0
   01/01/2013 to 12/31/2013...........  $13.60028    $13.04772            0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.42528    $12.70063            0
   01/01/2007 to 12/31/2007...........  $12.70063    $13.60069            0
   01/01/2008 to 12/31/2008...........  $13.60069    $ 8.78861            0
   01/01/2009 to 12/31/2009...........  $ 8.78861    $11.31440            0
   01/01/2010 to 12/31/2010...........  $11.31440    $12.41066          197
   01/01/2011 to 12/31/2011...........  $12.41066    $11.76918            0
   01/01/2012 to 12/31/2012...........  $11.76918    $14.18000            0
   01/01/2013 to 12/31/2013...........  $14.18000    $17.71763            0
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.03769    $11.50591            0
   01/01/2007 to 12/31/2007...........  $11.50591    $12.96421            0
   01/01/2008 to 12/31/2008...........  $12.96421    $ 8.08374            0
   01/01/2009 to 12/31/2009...........  $ 8.08374    $ 9.83697            0
   01/01/2010 to 12/31/2010...........  $ 9.83697    $10.86121            0
   01/01/2011 to 12/31/2011...........  $10.86121    $10.56972            0
   01/01/2012 to 12/31/2012...........  $10.56972    $12.11467            0
   01/01/2013 to 12/31/2013...........  $12.11467    $16.21309            0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99826    $10.17925            0
   01/01/2013 to 12/31/2013...........  $10.17925    $13.40346            0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.04019    $11.53375            0
   01/01/2007 to 12/31/2007...........  $11.53375    $11.60037            0
   01/01/2008 to 12/31/2008...........  $11.60037    $ 7.02641          840
   01/01/2009 to 12/31/2009...........  $ 7.02641    $ 9.55328          692
   01/01/2010 to 12/31/2010...........  $ 9.55328    $11.56022          263
   01/01/2011 to 12/31/2011...........  $11.56022    $10.92663          293
   01/01/2012 to 12/31/2012...........  $10.92663    $12.66562          322
   01/01/2013 to 12/31/2013...........  $12.66562    $16.41830          134
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99943    $10.17783            0
   01/01/2007 to 12/31/2007...........  $10.17783    $10.45102            0
   01/01/2008 to 12/31/2008...........  $10.45102    $10.48777        4,603
   01/01/2009 to 12/31/2009...........  $10.48777    $10.29201       14,531
   01/01/2010 to 12/31/2010...........  $10.29201    $10.07791        1,709
   01/01/2011 to 12/31/2011...........  $10.07791    $ 9.86837        3,458
   01/01/2012 to 12/31/2012...........  $ 9.86837    $ 9.66107        3,566
   01/01/2013 to 12/31/2013...........  $ 9.66107    $ 9.45779          195

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.64597    $11.75586           0
   01/01/2007 to 12/31/2007...........  $11.75586    $11.87182           0
   01/01/2008 to 12/31/2008...........  $11.87182    $ 6.71043           0
   01/01/2009 to 12/31/2009...........  $ 6.71043    $ 9.23915           0
   01/01/2010 to 12/31/2010...........  $ 9.23915    $11.16454         372
   01/01/2011 to 12/31/2011...........  $11.16454    $10.65842           0
   01/01/2012 to 12/31/2012...........  $10.65842    $12.22088           0
   01/01/2013 to 12/31/2013...........  $12.22088    $16.98935           0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02816    $10.06271           0
   01/01/2012 to 12/31/2012...........  $10.06271    $10.33058           0
   01/01/2013 to 12/31/2013...........  $10.33058    $ 9.82659           0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.35009    $12.60819           0
   01/01/2007 to 12/31/2007...........  $12.60819    $15.08190           0
   01/01/2008 to 12/31/2008...........  $15.08190    $ 8.38847         467
   01/01/2009 to 12/31/2009...........  $ 8.38847    $10.65813         594
   01/01/2010 to 12/31/2010...........  $10.65813    $13.42615       1,491
   01/01/2011 to 12/31/2011...........  $13.42615    $13.36567         609
   01/01/2012 to 12/31/2012...........  $13.36567    $14.70405         786
   01/01/2013 to 12/31/2013...........  $14.70405    $19.08876         301
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.48889    $10.83586           0
   01/01/2007 to 12/31/2007...........  $10.83586    $12.59164           0
   01/01/2008 to 12/31/2008...........  $12.59164    $ 7.08274       2,719
   01/01/2009 to 12/31/2009...........  $ 7.08274    $ 8.49810       2,423
   01/01/2010 to 12/31/2010...........  $ 8.49810    $10.00545       1,808
   01/01/2011 to 04/29/2011...........  $10.00545    $11.20572           0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99826    $10.29125           0
   01/01/2013 to 12/31/2013...........  $10.29125    $11.98012           0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10100    $ 5.56220           0
   01/01/2009 to 12/31/2009...........  $ 5.56220    $ 9.06699         475
   01/01/2010 to 12/31/2010...........  $ 9.06699    $10.85299       1,391
   01/01/2011 to 12/31/2011...........  $10.85299    $ 8.47100         321
   01/01/2012 to 12/31/2012...........  $ 8.47100    $ 9.77928         317
   01/01/2013 to 12/31/2013...........  $ 9.77928    $ 9.59482          63

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.02208    $10.18235            0
   01/01/2007 to 12/31/2007...........  $10.18235    $10.64459            0
   01/01/2008 to 12/31/2008...........  $10.64459    $10.53674            0
   01/01/2009 to 12/31/2009...........  $10.53674    $11.37025            0
   01/01/2010 to 12/31/2010...........  $11.37025    $11.56490        5,769
   01/01/2011 to 12/31/2011...........  $11.56490    $11.57644        2,885
   01/01/2012 to 12/31/2012...........  $11.57644    $11.86441            0
   01/01/2013 to 12/31/2013...........  $11.86441    $11.36215            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97090    $10.27161            0
   01/01/2007 to 12/31/2007...........  $10.27161    $10.88965            0
   01/01/2008 to 12/31/2008...........  $10.88965    $10.41948            0
   01/01/2009 to 12/31/2009...........  $10.41948    $11.88583        3,056
   01/01/2010 to 12/31/2010...........  $11.88583    $12.53367       11,998
   01/01/2011 to 12/31/2011...........  $12.53367    $12.66037        4,729
   01/01/2012 to 12/31/2012...........  $12.66037    $13.54882        2,500
   01/01/2013 to 12/31/2013...........  $13.54882    $13.01993          811
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.19055    $10.60497       25,035
   01/01/2007 to 12/31/2007...........  $10.60497    $11.28575      157,176
   01/01/2008 to 12/31/2008...........  $11.28575    $ 8.89526      403,095
   01/01/2009 to 12/31/2009...........  $ 8.89526    $10.45297      454,267
   01/01/2010 to 12/31/2010...........  $10.45297    $11.31482      415,615
   01/01/2011 to 12/31/2011...........  $11.31482    $11.18744      376,199
   01/01/2012 to 12/31/2012...........  $11.18744    $12.08780      405,336
   01/01/2013 to 12/31/2013...........  $12.08780    $12.92344      405,941
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01817    $10.06259            0
   01/01/2012 to 12/31/2012...........  $10.06259    $10.55085            0
   01/01/2013 to 12/31/2013...........  $10.55085    $10.08987            0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16332    $10.44382       71,321
   01/01/2007 to 12/31/2007...........  $10.44382    $11.39013      217,263
   01/01/2008 to 12/31/2008...........  $11.39013    $ 6.61081      279,112
   01/01/2009 to 12/31/2009...........  $ 6.61081    $ 8.15269      320,913
   01/01/2010 to 12/31/2010...........  $ 8.15269    $ 9.49915      335,516
   01/01/2011 to 12/31/2011...........  $ 9.49915    $ 8.72164      289,364
   01/01/2012 to 12/31/2012...........  $ 8.72164    $ 9.64095      276,214
   01/01/2013 to 12/31/2013...........  $ 9.64095    $11.04506      295,386

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62248    $11.42056            0
   01/01/2007 to 12/31/2007...........  $11.42056    $11.41173            0
   01/01/2008 to 12/31/2008...........  $11.41173    $ 6.84612            0
   01/01/2009 to 12/31/2009...........  $ 6.84612    $ 8.16461            0
   01/01/2010 to 12/31/2010...........  $ 8.16461    $ 9.19572          623
   01/01/2011 to 12/31/2011...........  $ 9.19572    $ 9.31379            0
   01/01/2012 to 12/31/2012...........  $ 9.31379    $10.83195            0
   01/01/2013 to 12/31/2013...........  $10.83195    $14.04263            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99825    $ 8.87224            0
   01/01/2012 to 12/31/2012...........  $ 8.87224    $ 9.82808            0
   01/01/2013 to 12/31/2013...........  $ 9.82808    $11.77614        3,317
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08097    $ 7.32380       22,171
   01/01/2009 to 12/31/2009...........  $ 7.32380    $ 8.84650       36,583
   01/01/2010 to 12/31/2010...........  $ 8.84650    $ 9.69251       46,112
   01/01/2011 to 12/31/2011...........  $ 9.69251    $ 9.31643       36,265
   01/01/2012 to 12/31/2012...........  $ 9.31643    $10.05781       42,650
   01/01/2013 to 12/31/2013...........  $10.05781    $11.07099       30,600
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09915    $ 6.67683       18,437
   01/01/2009 to 12/31/2009...........  $ 6.67683    $ 8.29136       20,543
   01/01/2010 to 12/31/2010...........  $ 8.29136    $ 9.28112       29,681
   01/01/2011 to 12/31/2011...........  $ 9.28112    $ 8.86895       29,614
   01/01/2012 to 12/31/2012...........  $ 8.86895    $10.06261       31,938
   01/01/2013 to 12/31/2013...........  $10.06261    $11.62983       46,344
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.45139    $11.03272            0
   01/01/2007 to 12/31/2007...........  $11.03272    $11.76249       18,528
   01/01/2008 to 12/31/2008...........  $11.76249    $ 8.03826       28,174
   01/01/2009 to 12/31/2009...........  $ 8.03826    $10.02627       46,245
   01/01/2010 to 12/31/2010...........  $10.02627    $10.97475       47,685
   01/01/2011 to 12/31/2011...........  $10.97475    $10.38093       45,287
   01/01/2012 to 12/31/2012...........  $10.38093    $11.29392       50,319
   01/01/2013 to 12/31/2013...........  $11.29392    $12.64847       51,210
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90474    $ 9.88267            0
   01/01/2007 to 12/31/2007...........  $ 9.88267    $10.36529            0
   01/01/2008 to 12/31/2008...........  $10.36529    $ 6.59557            0
   01/01/2009 to 12/31/2009...........  $ 6.59557    $ 8.64603          263
   01/01/2010 to 12/31/2010...........  $ 8.64603    $11.54673          207
   01/01/2011 to 12/31/2011...........  $11.54673    $11.19338           82
   01/01/2012 to 12/31/2012...........  $11.19338    $12.29157            0
   01/01/2013 to 12/31/2013...........  $12.29157    $16.26529            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.93965    $12.46359            0
   01/01/2007 to 12/31/2007...........  $12.46359    $11.51553            0
   01/01/2008 to 12/31/2008...........  $11.51553    $ 7.92294            0
   01/01/2009 to 12/31/2009...........  $ 7.92294    $ 9.85035          229
   01/01/2010 to 12/31/2010...........  $ 9.85035    $12.14978          417
   01/01/2011 to 12/31/2011...........  $12.14978    $11.18351           71
   01/01/2012 to 12/31/2012...........  $11.18351    $12.93597            0
   01/01/2013 to 12/31/2013...........  $12.93597    $17.40023            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.68518    $11.35981            0
   01/01/2007 to 12/31/2007...........  $11.35981    $11.82256      161,875
   01/01/2008 to 12/31/2008...........  $11.82256    $ 8.57089      173,887
   01/01/2009 to 12/31/2009...........  $ 8.57089    $10.41585      227,995
   01/01/2010 to 12/31/2010...........  $10.41585    $11.37298      263,450
   01/01/2011 to 12/31/2011...........  $11.37298    $11.35486      257,883
   01/01/2012 to 12/31/2012...........  $11.35486    $12.61577      288,496
   01/01/2013 to 12/31/2013...........  $12.61577    $14.42921      320,672
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.00032    $12.20210            0
   01/01/2007 to 12/31/2007...........  $12.20210    $11.51791            0
   01/01/2008 to 12/31/2008...........  $11.51791    $ 6.55256            0
   01/01/2009 to 12/31/2009...........  $ 6.55256    $ 7.94114          675
   01/01/2010 to 12/31/2010...........  $ 7.94114    $ 8.80362          945
   01/01/2011 to 12/31/2011...........  $ 8.80362    $ 8.47732          314
   01/01/2012 to 12/31/2012...........  $ 8.47732    $ 9.73017          341
   01/01/2013 to 12/31/2013...........  $ 9.73017    $12.35305           80
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93977    $10.43471            0
   01/01/2007 to 12/31/2007...........  $10.43471    $11.05504            0
   01/01/2008 to 12/31/2008...........  $11.05504    $ 6.43180            0
   01/01/2009 to 12/31/2009...........  $ 6.43180    $ 9.65708            0
   01/01/2010 to 12/31/2010...........  $ 9.65708    $10.94866            0
   01/01/2011 to 12/31/2011...........  $10.94866    $10.53687            0
   01/01/2012 to 12/31/2012...........  $10.53687    $12.12848            0
   01/01/2013 to 12/31/2013...........  $12.12848    $17.10074            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.73591    $13.26331            0
   01/01/2007 to 12/31/2007...........  $13.26331    $18.24214            0
   01/01/2008 to 12/31/2008...........  $18.24214    $ 8.93123            0
   01/01/2009 to 12/31/2009...........  $ 8.93123    $13.05802          414
   01/01/2010 to 12/31/2010...........  $13.05802    $15.39811        1,941
   01/01/2011 to 12/31/2011...........  $15.39811    $12.82550          854
   01/01/2012 to 12/31/2012...........  $12.82550    $13.00913          985
   01/01/2013 to 12/31/2013...........  $13.00913    $14.69414          494

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.52835    $ 9.79265            0
   01/01/2007 to 12/31/2007...........  $ 9.79265    $10.51014            0
   01/01/2008 to 12/31/2008...........  $10.51014    $10.03832            0
   01/01/2009 to 12/31/2009...........  $10.03832    $11.01755        1,252
   01/01/2010 to 12/31/2010...........  $11.01755    $11.40516        5,304
   01/01/2011 to 12/31/2011...........  $11.40516    $11.62600        2,357
   01/01/2012 to 12/31/2012...........  $11.62600    $11.97556          297
   01/01/2013 to 12/31/2013...........  $11.97556    $11.28342           42
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62670    $11.31844            0
   01/01/2007 to 12/31/2007...........  $11.31844    $12.13812            0
   01/01/2008 to 12/31/2008...........  $12.13812    $ 6.85286        6,145
   01/01/2009 to 12/31/2009...........  $ 6.85286    $ 8.61586        6,280
   01/01/2010 to 12/31/2010...........  $ 8.61586    $ 9.66907        4,063
   01/01/2011 to 12/31/2011...........  $ 9.66907    $ 9.13871        5,089
   01/01/2012 to 12/31/2012...........  $ 9.13871    $ 9.93078        5,256
   01/01/2013 to 12/31/2013...........  $ 9.93078    $11.71505        5,730
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99825    $ 9.97382            0
   01/01/2008 to 12/31/2008...........  $ 9.97382    $ 9.25507            0
   01/01/2009 to 12/31/2009...........  $ 9.25507    $10.11398            0
   01/01/2010 to 12/31/2010...........  $10.11398    $10.67324        5,081
   01/01/2011 to 12/31/2011...........  $10.67324    $11.07849        3,621
   01/01/2012 to 12/31/2012...........  $11.07849    $11.69664          891
   01/01/2013 to 12/31/2013...........  $11.69664    $11.27951          343
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07798    $ 6.62220       24,606
   01/01/2009 to 12/31/2009...........  $ 6.62220    $ 8.43190       32,302
   01/01/2010 to 12/31/2010...........  $ 8.43190    $ 9.09971       46,682
   01/01/2011 to 12/31/2011...........  $ 9.09971    $ 8.75962       40,420
   01/01/2012 to 09/21/2012...........  $ 8.75962    $ 9.78063            0

*  Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: SPOUSAL LIFETIME FIVE INCOME BENEFIT ONLY (2.30%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.38254    $10.93964      135,746
   01/01/2007 to 12/31/2007...........  $10.93964    $11.67705      391,450
   01/01/2008 to 12/31/2008...........  $11.67705    $ 7.78101      400,452
   01/01/2009 to 12/31/2009...........  $ 7.78101    $ 9.45889      386,144
   01/01/2010 to 12/31/2010...........  $ 9.45889    $10.35258      365,884
   01/01/2011 to 12/31/2011...........  $10.35258    $ 9.85110      349,067
   01/01/2012 to 12/31/2012...........  $ 9.85110    $10.83936      322,739
   01/01/2013 to 12/31/2013...........  $10.83936    $11.65248      294,864
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14153    $10.60866       17,857
   01/01/2007 to 12/31/2007...........  $10.60866    $11.35477       69,843
   01/01/2008 to 12/31/2008...........  $11.35477    $ 7.79118       47,145
   01/01/2009 to 12/31/2009...........  $ 7.79118    $ 9.61143       48,328
   01/01/2010 to 12/31/2010...........  $ 9.61143    $10.68319       51,361
   01/01/2011 to 12/31/2011...........  $10.68319    $10.45514       51,573
   01/01/2012 to 12/31/2012...........  $10.45514    $11.61448       49,699
   01/01/2013 to 12/31/2013...........  $11.61448    $13.23315       52,117
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.67819    $11.74441            0
   01/01/2007 to 12/31/2007...........  $11.74441    $11.46666            0
   01/01/2008 to 12/31/2008...........  $11.46666    $ 7.31404            0
   01/01/2009 to 12/31/2009...........  $ 7.31404    $ 8.42035            0
   01/01/2010 to 12/31/2010...........  $ 8.42035    $ 9.37086            0
   01/01/2011 to 12/31/2011...........  $ 9.37086    $ 9.48765            0
   01/01/2012 to 05/04/2012...........  $ 9.48765    $10.28723            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.33300    $10.83221       48,426
   01/01/2007 to 12/31/2007...........  $10.83221    $11.54845      171,214
   01/01/2008 to 12/31/2008...........  $11.54845    $ 8.04854      213,105
   01/01/2009 to 12/31/2009...........  $ 8.04854    $ 9.70059      237,061
   01/01/2010 to 12/31/2010...........  $ 9.70059    $10.65023      244,246
   01/01/2011 to 12/31/2011...........  $10.65023    $10.28464      234,903
   01/01/2012 to 12/31/2012...........  $10.28464    $11.30707      224,766
   01/01/2013 to 12/31/2013...........  $11.30707    $13.00353      207,425

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99751    $ 9.12885            0
   01/01/2012 to 12/31/2012...........  $ 9.12885    $ 9.98474            0
   01/01/2013 to 12/31/2013...........  $ 9.98474    $10.81958            0
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99813    $10.45656            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.50138    $11.11514      128,166
   01/01/2007 to 12/31/2007...........  $11.11514    $11.92105      417,634
   01/01/2008 to 12/31/2008...........  $11.92105    $ 7.58135      457,337
   01/01/2009 to 12/31/2009...........  $ 7.58135    $ 9.28814      451,348
   01/01/2010 to 12/31/2010...........  $ 9.28814    $10.29386      404,450
   01/01/2011 to 12/31/2011...........  $10.29386    $ 9.81857      378,795
   01/01/2012 to 12/31/2012...........  $ 9.81857    $10.91458      326,988
   01/01/2013 to 12/31/2013...........  $10.91458    $13.08906      306,909
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99813    $11.60230            0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.09141    $15.98198            0
   01/01/2007 to 12/31/2007...........  $15.98198    $12.50625            0
   01/01/2008 to 12/31/2008...........  $12.50625    $ 7.93961            0
   01/01/2009 to 12/31/2009...........  $ 7.93961    $10.23905            0
   01/01/2010 to 12/31/2010...........  $10.23905    $12.88076            0
   01/01/2011 to 12/31/2011...........  $12.88076    $13.42144            0
   01/01/2012 to 12/31/2012...........  $13.42144    $15.13273            0
   01/01/2013 to 12/31/2013...........  $15.13273    $15.25591            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.20289    $11.68686            0
   01/01/2007 to 12/31/2007...........  $11.68686    $ 9.39302            0
   01/01/2008 to 07/18/2008...........  $ 9.39302    $ 8.57750            0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99813    $ 9.64906            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.14275    $12.03427            0
   01/01/2007 to 12/31/2007...........  $12.03427    $13.08104            0
   01/01/2008 to 12/31/2008...........  $13.08104    $ 7.14856            0
   01/01/2009 to 12/31/2009...........  $ 7.14856    $ 9.27013            0
   01/01/2010 to 12/31/2010...........  $ 9.27013    $12.01118            0
   01/01/2011 to 12/31/2011...........  $12.01118    $10.20193            0
   01/01/2012 to 12/31/2012...........  $10.20193    $11.97389            0
   01/01/2013 to 12/31/2013...........  $11.97389    $16.48166            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10344    $ 7.47620            0
   01/01/2009 to 12/31/2009...........  $ 7.47620    $ 8.85972            0
   01/01/2010 to 12/31/2010...........  $ 8.85972    $ 9.81450            0
   01/01/2011 to 12/31/2011...........  $ 9.81450    $ 9.35692            0
   01/01/2012 to 12/31/2012...........  $ 9.35692    $10.39334            0
   01/01/2013 to 12/31/2013...........  $10.39334    $12.11275            0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04179    $10.53003       18,627
   01/01/2007 to 12/31/2007...........  $10.53003    $11.17279       75,804
   01/01/2008 to 12/31/2008...........  $11.17279    $ 7.15487       96,940
   01/01/2009 to 12/31/2009...........  $ 7.15487    $ 8.66215       92,702
   01/01/2010 to 12/31/2010...........  $ 8.66215    $ 9.68378       89,678
   01/01/2011 to 12/31/2011...........  $ 9.68378    $ 9.32398       82,557
   01/01/2012 to 12/31/2012...........  $ 9.32398    $10.08333       77,389
   01/01/2013 to 12/31/2013...........  $10.08333    $11.31154       73,844
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99814    $ 7.45232            0
   01/01/2009 to 11/13/2009...........  $ 7.45232    $ 8.29100            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99814    $10.70381        1,502
   01/01/2013 to 12/31/2013...........  $10.70381    $13.02381        1,448
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99813    $10.77163            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17481    $ 6.09650            0
   01/01/2009 to 12/31/2009...........  $ 6.09650    $ 8.05116            0
   01/01/2010 to 12/31/2010...........  $ 8.05116    $ 9.46002            0
   01/01/2011 to 12/31/2011...........  $ 9.46002    $ 8.78163            0
   01/01/2012 to 12/31/2012...........  $ 8.78163    $10.88468            0
   01/01/2013 to 12/31/2013...........  $10.88468    $11.10256            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.19701    $11.50977            0
   01/01/2007 to 12/31/2007...........  $11.50977    $12.82386            0
   01/01/2008 to 12/31/2008...........  $12.82386    $ 7.48722            0
   01/01/2009 to 12/31/2009...........  $ 7.48722    $10.93431            0
   01/01/2010 to 12/31/2010...........  $10.93431    $11.78814            0
   01/01/2011 to 12/31/2011...........  $11.78814    $11.06745            0
   01/01/2012 to 12/31/2012...........  $11.06745    $12.95645            0
   01/01/2013 to 12/31/2013...........  $12.95645    $16.43180            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.61064    $11.70917           0
   01/01/2007 to 12/31/2007...........  $11.70917    $12.03143           0
   01/01/2008 to 12/31/2008...........  $12.03143    $ 6.97511           0
   01/01/2009 to 12/31/2009...........  $ 6.97511    $ 8.12654           0
   01/01/2010 to 12/31/2010...........  $ 8.12654    $ 8.96759           0
   01/01/2011 to 12/31/2011...........  $ 8.96759    $ 8.28237           0
   01/01/2012 to 12/31/2012...........  $ 8.28237    $ 9.68809           0
   01/01/2013 to 12/31/2013...........  $ 9.68809    $12.64699           0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.07819    $10.93456           0
   01/01/2007 to 12/31/2007...........  $10.93456    $12.75534           0
   01/01/2008 to 12/31/2008...........  $12.75534    $ 7.38191           0
   01/01/2009 to 12/31/2009...........  $ 7.38191    $11.33587           0
   01/01/2010 to 12/31/2010...........  $11.33587    $13.27803           0
   01/01/2011 to 12/31/2011...........  $13.27803    $12.59342           0
   01/01/2012 to 12/31/2012...........  $12.59342    $14.72440           0
   01/01/2013 to 12/31/2013...........  $14.72440    $19.02687           0
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08911    $ 7.58468       1,612
   01/01/2009 to 12/31/2009...........  $ 7.58468    $ 9.14789       1,534
   01/01/2010 to 12/31/2010...........  $ 9.14789    $ 9.97940       1,458
   01/01/2011 to 12/31/2011...........  $ 9.97940    $ 9.70594       1,384
   01/01/2012 to 12/31/2012...........  $ 9.70594    $10.44837       1,331
   01/01/2013 to 12/31/2013...........  $10.44837    $11.21657       1,314
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03302    $ 7.61835           0
   01/01/2009 to 12/31/2009...........  $ 7.61835    $ 9.44641           0
   01/01/2010 to 12/31/2010...........  $ 9.44641    $11.70578           0
   01/01/2011 to 12/31/2011...........  $11.70578    $11.59196           0
   01/01/2012 to 12/31/2012...........  $11.59196    $13.10878           0
   01/01/2013 to 12/31/2013...........  $13.10878    $17.78780           0
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.50126    $12.68570           0
   01/01/2007 to 12/31/2007...........  $12.68570    $12.54510           0
   01/01/2008 to 12/31/2008...........  $12.54510    $ 7.68854           0
   01/01/2009 to 12/31/2009...........  $ 7.68854    $ 8.88795           0
   01/01/2010 to 12/31/2010...........  $ 8.88795    $ 9.76915           0
   01/01/2011 to 12/31/2011...........  $ 9.76915    $ 9.50286           0
   01/01/2012 to 12/31/2012...........  $ 9.50286    $10.53358           0
   01/01/2013 to 12/31/2013...........  $10.53358    $13.86255           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
   AST High Yield Portfolio.................................................
   05/01/2006 to 12/31/2006...........  $10.05159    $10.58061         0
   01/01/2007 to 12/31/2007...........  $10.58061    $10.59817         0
   01/01/2008 to 12/31/2008...........  $10.59817    $ 7.71350         0
   01/01/2009 to 12/31/2009...........  $ 7.71350    $10.22092         0
   01/01/2010 to 12/31/2010...........  $10.22092    $11.33996         0
   01/01/2011 to 12/31/2011...........  $11.33996    $11.43711         0
   01/01/2012 to 12/31/2012...........  $11.43711    $12.73073         0
   01/01/2013 to 12/31/2013...........  $12.73073    $13.33806         0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99165    $10.56332         0
   01/01/2007 to 12/31/2007...........  $10.56332    $12.29178         0
   01/01/2008 to 12/31/2008...........  $12.29178    $ 5.97954         0
   01/01/2009 to 12/31/2009...........  $ 5.97954    $ 7.90775         0
   01/01/2010 to 12/31/2010...........  $ 7.90775    $ 8.85072         0
   01/01/2011 to 12/31/2011...........  $ 8.85072    $ 7.53378         0
   01/01/2012 to 12/31/2012...........  $ 7.53378    $ 8.86389         0
   01/01/2013 to 12/31/2013...........  $ 8.86389    $10.31589         0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00980    $10.82527         0
   01/01/2007 to 12/31/2007...........  $10.82527    $12.46444         0
   01/01/2008 to 12/31/2008...........  $12.46444    $ 6.82250         0
   01/01/2009 to 12/31/2009...........  $ 6.82250    $ 8.70312         0
   01/01/2010 to 12/31/2010...........  $ 8.70312    $ 9.45037         0
   01/01/2011 to 12/31/2011...........  $ 9.45037    $ 8.07874         0
   01/01/2012 to 12/31/2012...........  $ 8.07874    $ 9.21373         0
   01/01/2013 to 12/31/2013...........  $ 9.21373    $10.75994         0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009* to 12/31/2009..........  $ 9.98124    $10.83253         0
   01/01/2010 to 12/31/2010...........  $10.83253    $11.73376         0
   01/01/2011 to 12/31/2011...........  $11.73376    $12.89793         0
   01/01/2012 to 12/31/2012...........  $12.89793    $13.79278         0
   01/01/2013 to 12/31/2013...........  $13.79278    $13.05358         0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11162    $ 7.11052         0
   01/01/2009 to 12/31/2009...........  $ 7.11052    $ 8.80420         0
   01/01/2010 to 12/31/2010...........  $ 8.80420    $ 9.79553         0
   01/01/2011 to 12/31/2011...........  $ 9.79553    $ 9.52105         0
   01/01/2012 to 12/31/2012...........  $ 9.52105    $10.57078         0
   01/01/2013 to 12/31/2013...........  $10.57078    $12.01556         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.06881    $12.72312            0
   01/01/2007 to 12/31/2007...........  $12.72312    $13.60959            0
   01/01/2008 to 12/31/2008...........  $13.60959    $ 7.79817            0
   01/01/2009 to 12/31/2009...........  $ 7.79817    $10.35804            0
   01/01/2010 to 12/31/2010...........  $10.35804    $10.85122            0
   01/01/2011 to 12/31/2011...........  $10.85122    $ 9.63698            0
   01/01/2012 to 12/31/2012...........  $ 9.63698    $11.48382            0
   01/01/2013 to 12/31/2013...........  $11.48382    $12.94997            0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.90341    $11.48321            0
   01/01/2007 to 12/31/2007...........  $11.48321    $11.44173        3,770
   01/01/2008 to 12/31/2008...........  $11.44173    $ 9.21405       14,255
   01/01/2009 to 12/31/2009...........  $ 9.21405    $10.99024       16,985
   01/01/2010 to 12/31/2010...........  $10.99024    $11.52951       17,589
   01/01/2011 to 12/31/2011...........  $11.52951    $11.29693       14,288
   01/01/2012 to 12/31/2012...........  $11.29693    $12.22630       14,049
   01/01/2013 to 12/31/2013...........  $12.22630    $13.27000       13,740
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08352    $10.28234            0
   01/01/2010 to 12/31/2010...........  $10.28234    $11.18859            0
   01/01/2011 to 12/31/2011...........  $11.18859    $11.00994            0
   01/01/2012 to 12/31/2012...........  $11.00994    $12.39649            0
   01/01/2013 to 12/31/2013...........  $12.39649    $16.54020            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14490    $10.29213            0
   01/01/2010 to 12/31/2010...........  $10.29213    $11.44159            0
   01/01/2011 to 12/31/2011...........  $11.44159    $10.52792            0
   01/01/2012 to 12/31/2012...........  $10.52792    $11.65274            0
   01/01/2013 to 12/31/2013...........  $11.65274    $14.97096            0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.04291    $12.16274            0
   01/01/2007 to 12/31/2007...........  $12.16274    $11.53283            0
   01/01/2008 to 12/31/2008...........  $11.53283    $ 6.59589            0
   01/01/2009 to 12/31/2009...........  $ 6.59589    $ 7.70055            0
   01/01/2010 to 12/31/2010...........  $ 7.70055    $ 8.51795            0
   01/01/2011 to 12/31/2011...........  $ 8.51795    $ 7.97841            0
   01/01/2012 to 12/31/2012...........  $ 7.97841    $ 9.11568            0
   01/01/2013 to 12/31/2013...........  $ 9.11568    $12.46280            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.11556    $11.37187         0
   01/01/2007 to 12/31/2007...........  $11.37187    $12.77831         0
   01/01/2008 to 12/31/2008...........  $12.77831    $ 7.03710         0
   01/01/2009 to 12/31/2009...........  $ 7.03710    $ 8.92597         0
   01/01/2010 to 12/31/2010...........  $ 8.92597    $10.44883         0
   01/01/2011 to 12/31/2011...........  $10.44883    $10.12099         0
   01/01/2012 to 12/31/2012...........  $10.12099    $11.10653         0
   01/01/2013 to 12/31/2013...........  $11.10653    $14.83180         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.17666    $10.62529         0
   01/01/2007 to 12/31/2007...........  $10.62529    $11.01730         0
   01/01/2008 to 12/31/2008...........  $11.01730    $ 8.26531         0
   01/01/2009 to 12/31/2009...........  $ 8.26531    $10.87532         0
   01/01/2010 to 12/31/2010...........  $10.87532    $12.05706         0
   01/01/2011 to 12/31/2011...........  $12.05706    $12.98528         0
   01/01/2012 to 12/31/2012...........  $12.98528    $13.44559         0
   01/01/2013 to 12/31/2013...........  $13.44559    $12.88038         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.40619    $12.66709         0
   01/01/2007 to 12/31/2007...........  $12.66709    $13.54490         0
   01/01/2008 to 12/31/2008...........  $13.54490    $ 8.73970         0
   01/01/2009 to 12/31/2009...........  $ 8.73970    $11.23486         0
   01/01/2010 to 12/31/2010...........  $11.23486    $12.30530         0
   01/01/2011 to 12/31/2011...........  $12.30530    $11.65219         0
   01/01/2012 to 12/31/2012...........  $11.65219    $14.01846         0
   01/01/2013 to 12/31/2013...........  $14.01846    $17.49024         0
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.01921    $11.47554         0
   01/01/2007 to 12/31/2007...........  $11.47554    $12.91081         0
   01/01/2008 to 12/31/2008...........  $12.91081    $ 8.03870         0
   01/01/2009 to 12/31/2009...........  $ 8.03870    $ 9.76781         0
   01/01/2010 to 12/31/2010...........  $ 9.76781    $10.76895         0
   01/01/2011 to 12/31/2011...........  $10.76895    $10.46467         0
   01/01/2012 to 12/31/2012...........  $10.46467    $11.97661         0
   01/01/2013 to 12/31/2013...........  $11.97661    $16.00478         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99814    $10.17373         0
   01/01/2013 to 12/31/2013...........  $10.17373    $13.37657         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.02184    $11.50338         0
   01/01/2007 to 12/31/2007...........  $11.50338    $11.55277         0
   01/01/2008 to 12/31/2008...........  $11.55277    $ 6.98732         0
   01/01/2009 to 12/31/2009...........  $ 6.98732    $ 9.48619         0
   01/01/2010 to 12/31/2010...........  $ 9.48619    $11.46229         0
   01/01/2011 to 12/31/2011...........  $11.46229    $10.81819         0
   01/01/2012 to 12/31/2012...........  $10.81819    $12.52141         0
   01/01/2013 to 12/31/2013...........  $12.52141    $16.20755         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99931    $10.16774         0
   01/01/2007 to 12/31/2007...........  $10.16774    $10.42533         0
   01/01/2008 to 12/31/2008...........  $10.42533    $10.44662         0
   01/01/2009 to 12/31/2009...........  $10.44662    $10.23676         0
   01/01/2010 to 12/31/2010...........  $10.23676    $10.00912         0
   01/01/2011 to 12/31/2011...........  $10.00912    $ 9.78655         0
   01/01/2012 to 12/31/2012...........  $ 9.78655    $ 9.56663         0
   01/01/2013 to 12/31/2013...........  $ 9.56663    $ 9.35158         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.62655    $11.72486         0
   01/01/2007 to 12/31/2007...........  $11.72486    $11.82312         0
   01/01/2008 to 12/31/2008...........  $11.82312    $ 6.67312         0
   01/01/2009 to 12/31/2009...........  $ 6.67312    $ 9.17426         0
   01/01/2010 to 12/31/2010...........  $ 9.17426    $11.06988         0
   01/01/2011 to 12/31/2011...........  $11.06988    $10.55254         0
   01/01/2012 to 12/31/2012...........  $10.55254    $12.08173         0
   01/01/2013 to 12/31/2013...........  $12.08173    $16.77143         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02804    $10.06016         0
   01/01/2012 to 12/31/2012...........  $10.06016    $10.31283         0
   01/01/2013 to 12/31/2013...........  $10.31283    $ 9.79532         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.32946    $12.57489         0
   01/01/2007 to 12/31/2007...........  $12.57489    $15.01983         0
   01/01/2008 to 12/31/2008...........  $15.01983    $ 8.34158         0
   01/01/2009 to 12/31/2009...........  $ 8.34158    $10.58299         0
   01/01/2010 to 12/31/2010...........  $10.58299    $13.31188         0
   01/01/2011 to 12/31/2011...........  $13.31188    $13.23245         0
   01/01/2012 to 12/31/2012...........  $13.23245    $14.53608         0
   01/01/2013 to 12/31/2013...........  $14.53608    $18.84307         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.46967    $10.80728         0
   01/01/2007 to 12/31/2007...........  $10.80728    $12.53991         0
   01/01/2008 to 12/31/2008...........  $12.53991    $ 7.04323         0
   01/01/2009 to 12/31/2009...........  $ 7.04323    $ 8.43830         0
   01/01/2010 to 12/31/2010...........  $ 8.43830    $ 9.92054         0
   01/01/2011 to 04/29/2011...........  $ 9.92054    $11.10530         0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99814    $10.28113         0
   01/01/2013 to 12/31/2013...........  $10.28113    $11.95086         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10088    $ 5.55848            0
   01/01/2009 to 12/31/2009...........  $ 5.55848    $ 9.04757            0
   01/01/2010 to 12/31/2010...........  $ 9.04757    $10.81385            0
   01/01/2011 to 12/31/2011...........  $10.81385    $ 8.42811            0
   01/01/2012 to 12/31/2012...........  $ 8.42811    $ 9.71539            0
   01/01/2013 to 12/31/2013...........  $ 9.71539    $ 9.51805            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.00525    $10.15533            0
   01/01/2007 to 12/31/2007...........  $10.15533    $10.60065            0
   01/01/2008 to 12/31/2008...........  $10.60065    $10.47781            0
   01/01/2009 to 12/31/2009...........  $10.47781    $11.29002            0
   01/01/2010 to 12/31/2010...........  $11.29002    $11.46655            0
   01/01/2011 to 12/31/2011...........  $11.46655    $11.46118            0
   01/01/2012 to 12/31/2012...........  $11.46118    $11.72899            0
   01/01/2013 to 12/31/2013...........  $11.72899    $11.21591            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97078    $10.26154            0
   01/01/2007 to 12/31/2007...........  $10.26154    $10.86301            0
   01/01/2008 to 12/31/2008...........  $10.86301    $10.37888            0
   01/01/2009 to 12/31/2009...........  $10.37888    $11.82223            0
   01/01/2010 to 12/31/2010...........  $11.82223    $12.44845            0
   01/01/2011 to 12/31/2011...........  $12.44845    $12.55575            0
   01/01/2012 to 12/31/2012...........  $12.55575    $13.41715            0
   01/01/2013 to 12/31/2013...........  $13.41715    $12.87458            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.18438    $10.58832       16,431
   01/01/2007 to 12/31/2007...........  $10.58832    $11.25143       91,172
   01/01/2008 to 12/31/2008...........  $11.25143    $ 8.85527      114,769
   01/01/2009 to 12/31/2009...........  $ 8.85527    $10.39060      109,030
   01/01/2010 to 12/31/2010...........  $10.39060    $11.23093       96,319
   01/01/2011 to 12/31/2011...........  $11.23093    $11.08818       81,004
   01/01/2012 to 12/31/2012...........  $11.08818    $11.96291       77,081
   01/01/2013 to 12/31/2013...........  $11.96291    $12.77116       77,404
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01805    $10.06005            0
   01/01/2012 to 12/31/2012...........  $10.06005    $10.53264            0
   01/01/2013 to 12/31/2013...........  $10.53264    $10.05767            0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16144    $10.43165        8,017
   01/01/2007 to 12/31/2007...........  $10.43165    $11.36002       35,459
   01/01/2008 to 12/31/2008...........  $11.36002    $ 6.58367       42,522
   01/01/2009 to 12/31/2009...........  $ 6.58367    $ 8.10732       45,017
   01/01/2010 to 12/31/2010...........  $ 8.10732    $ 9.43250       44,356
   01/01/2011 to 12/31/2011...........  $ 9.43250    $ 8.64767       43,054
   01/01/2012 to 12/31/2012...........  $ 8.64767    $ 9.54508       41,562
   01/01/2013 to 12/31/2013...........  $ 9.54508    $10.91902       40,527

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.60473    $11.39044            0
   01/01/2007 to 12/31/2007...........  $11.39044    $11.36487            0
   01/01/2008 to 12/31/2008...........  $11.36487    $ 6.80785            0
   01/01/2009 to 12/31/2009...........  $ 6.80785    $ 8.10701            0
   01/01/2010 to 12/31/2010...........  $ 8.10701    $ 9.11744            0
   01/01/2011 to 12/31/2011...........  $ 9.11744    $ 9.22101            0
   01/01/2012 to 12/31/2012...........  $ 9.22101    $10.70831            0
   01/01/2013 to 12/31/2013...........  $10.70831    $13.86199            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99813    $ 8.86352            0
   01/01/2012 to 12/31/2012...........  $ 8.86352    $ 9.80389            0
   01/01/2013 to 12/31/2013...........  $ 9.80389    $11.73000            0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08093    $ 7.31661            0
   01/01/2009 to 12/31/2009...........  $ 7.31661    $ 8.82485            0
   01/01/2010 to 12/31/2010...........  $ 8.82485    $ 9.65463            0
   01/01/2011 to 12/31/2011...........  $ 9.65463    $ 9.26641          906
   01/01/2012 to 12/31/2012...........  $ 9.26641    $ 9.98915          846
   01/01/2013 to 12/31/2013...........  $ 9.98915    $10.97919        2,223
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09911    $ 6.67029            0
   01/01/2009 to 12/31/2009...........  $ 6.67029    $ 8.27102            0
   01/01/2010 to 12/31/2010...........  $ 8.27102    $ 9.24479            0
   01/01/2011 to 12/31/2011...........  $ 9.24479    $ 8.82135            0
   01/01/2012 to 12/31/2012...........  $ 8.82135    $ 9.99402            0
   01/01/2013 to 12/31/2013...........  $ 9.99402    $11.53373        1,062
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.43396    $11.00360            0
   01/01/2007 to 12/31/2007...........  $11.00360    $11.71424        7,414
   01/01/2008 to 12/31/2008...........  $11.71424    $ 7.99351       14,280
   01/01/2009 to 12/31/2009...........  $ 7.99351    $ 9.95586       13,838
   01/01/2010 to 12/31/2010...........  $ 9.95586    $10.88156       17,757
   01/01/2011 to 12/31/2011...........  $10.88156    $10.27765       18,705
   01/01/2012 to 12/31/2012...........  $10.27765    $11.16511       18,015
   01/01/2013 to 12/31/2013...........  $11.16511    $12.48579       17,362

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90461    $ 9.87296            0
   01/01/2007 to 12/31/2007...........  $ 9.87296    $10.33994            0
   01/01/2008 to 12/31/2008...........  $10.33994    $ 6.56974            0
   01/01/2009 to 12/31/2009...........  $ 6.56974    $ 8.59961            0
   01/01/2010 to 12/31/2010...........  $ 8.59961    $11.46782            0
   01/01/2011 to 12/31/2011...........  $11.46782    $11.10068            0
   01/01/2012 to 12/31/2012...........  $11.10068    $12.17187            0
   01/01/2013 to 12/31/2013...........  $12.17187    $16.08335            0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.91975    $12.43066            0
   01/01/2007 to 12/31/2007...........  $12.43066    $11.46817            0
   01/01/2008 to 12/31/2008...........  $11.46817    $ 7.87877            0
   01/01/2009 to 12/31/2009...........  $ 7.87877    $ 9.78101            0
   01/01/2010 to 12/31/2010...........  $ 9.78101    $12.04659            0
   01/01/2011 to 12/31/2011...........  $12.04659    $11.07233            0
   01/01/2012 to 12/31/2012...........  $11.07233    $12.78859            0
   01/01/2013 to 12/31/2013...........  $12.78859    $17.17681            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.66736    $11.32989            0
   01/01/2007 to 12/31/2007...........  $11.32989    $11.77409       20,663
   01/01/2008 to 12/31/2008...........  $11.77409    $ 8.52312      118,316
   01/01/2009 to 12/31/2009...........  $ 8.52312    $10.34266      116,846
   01/01/2010 to 12/31/2010...........  $10.34266    $11.27647      113,717
   01/01/2011 to 12/31/2011...........  $11.27647    $11.24209      112,560
   01/01/2012 to 12/31/2012...........  $11.24209    $12.47207      107,540
   01/01/2013 to 12/31/2013...........  $12.47207    $14.24387      105,525
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.98195    $12.16986            0
   01/01/2007 to 12/31/2007...........  $12.16986    $11.47051            0
   01/01/2008 to 12/31/2008...........  $11.47051    $ 6.51593            0
   01/01/2009 to 12/31/2009...........  $ 6.51593    $ 7.88518            0
   01/01/2010 to 12/31/2010...........  $ 7.88518    $ 8.72888            0
   01/01/2011 to 12/31/2011...........  $ 8.72888    $ 8.39306            0
   01/01/2012 to 12/31/2012...........  $ 8.39306    $ 9.61933            0
   01/01/2013 to 12/31/2013...........  $ 9.61933    $12.19460            0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93965    $10.42445            0
   01/01/2007 to 12/31/2007...........  $10.42445    $11.02786            0
   01/01/2008 to 12/31/2008...........  $11.02786    $ 6.40651            0
   01/01/2009 to 12/31/2009...........  $ 6.40651    $ 9.60494            0
   01/01/2010 to 12/31/2010...........  $ 9.60494    $10.87354            0
   01/01/2011 to 12/31/2011...........  $10.87354    $10.44927            0
   01/01/2012 to 12/31/2012...........  $10.44927    $12.00993            0
   01/01/2013 to 12/31/2013...........  $12.00993    $16.90868            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.71289    $13.22824           0
   01/01/2007 to 12/31/2007...........  $13.22824    $18.16705           0
   01/01/2008 to 12/31/2008...........  $18.16705    $ 8.88133           0
   01/01/2009 to 12/31/2009...........  $ 8.88133    $12.96586           0
   01/01/2010 to 12/31/2010...........  $12.96586    $15.26697           0
   01/01/2011 to 12/31/2011...........  $15.26697    $12.69771           0
   01/01/2012 to 12/31/2012...........  $12.69771    $12.86055           0
   01/01/2013 to 12/31/2013...........  $12.86055    $14.50493           0
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.51240    $ 9.76680           0
   01/01/2007 to 12/31/2007...........  $ 9.76680    $10.46691           0
   01/01/2008 to 12/31/2008...........  $10.46691    $ 9.98246           0
   01/01/2009 to 12/31/2009...........  $ 9.98246    $10.94031           0
   01/01/2010 to 12/31/2010...........  $10.94031    $11.30855           0
   01/01/2011 to 12/31/2011...........  $11.30855    $11.51060           0
   01/01/2012 to 12/31/2012...........  $11.51060    $11.83935           0
   01/01/2013 to 12/31/2013...........  $11.83935    $11.13870           0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62035    $11.30056           0
   01/01/2007 to 12/31/2007...........  $11.30056    $12.10105           0
   01/01/2008 to 12/31/2008...........  $12.10105    $ 6.82187           0
   01/01/2009 to 12/31/2009...........  $ 6.82187    $ 8.56459           0
   01/01/2010 to 12/31/2010...........  $ 8.56459    $ 9.59753           0
   01/01/2011 to 12/31/2011...........  $ 9.59753    $ 9.05781       1,875
   01/01/2012 to 12/31/2012...........  $ 9.05781    $ 9.82842       1,874
   01/01/2013 to 12/31/2013...........  $ 9.82842    $11.57734       2,950
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99813    $ 9.97203           0
   01/01/2008 to 12/31/2008...........  $ 9.97203    $ 9.23980           0
   01/01/2009 to 12/31/2009...........  $ 9.23980    $10.08246           0
   01/01/2010 to 12/31/2010...........  $10.08246    $10.62443           0
   01/01/2011 to 12/31/2011...........  $10.62443    $11.01173           0
   01/01/2012 to 12/31/2012...........  $11.01173    $11.60902           0
   01/01/2013 to 12/31/2013...........  $11.60902    $11.17857           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07794    $ 6.61569           0
   01/01/2009 to 12/31/2009...........  $ 6.61569    $ 8.41122           0
   01/01/2010 to 12/31/2010...........  $ 8.41122    $ 9.06421       1,778
   01/01/2011 to 12/31/2011...........  $ 9.06421    $ 8.71266       1,707
   01/01/2012 to 09/21/2012...........  $ 8.71266    $ 9.71788           0

*  Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT, OR HDLT5 AND HIGHEST
       ANNIVERSARY VALUE DEATH BENEFIT OR HD GRO 60 BPS AND HAV (2.40%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.37838    $10.92810       454,465
   01/01/2007 to 12/31/2007...........  $10.92810    $11.65329       964,233
   01/01/2008 to 12/31/2008...........  $11.65329    $ 7.75760     1,072,366
   01/01/2009 to 12/31/2009...........  $ 7.75760    $ 9.42115     1,101,818
   01/01/2010 to 12/31/2010...........  $ 9.42115    $10.30116     1,032,569
   01/01/2011 to 12/31/2011...........  $10.30116    $ 9.79264       988,229
   01/01/2012 to 12/31/2012...........  $ 9.79264    $10.76451       985,973
   01/01/2013 to 12/31/2013...........  $10.76451    $11.56075       969,087
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14034    $10.60042       153,760
   01/01/2007 to 12/31/2007...........  $10.60042    $11.33467       310,489
   01/01/2008 to 12/31/2008...........  $11.33467    $ 7.76986       321,275
   01/01/2009 to 12/31/2009...........  $ 7.76986    $ 9.57583       288,239
   01/01/2010 to 12/31/2010...........  $ 9.57583    $10.63329       291,769
   01/01/2011 to 12/31/2011...........  $10.63329    $10.39610       285,594
   01/01/2012 to 12/31/2012...........  $10.39610    $11.53773       285,336
   01/01/2013 to 12/31/2013...........  $11.53773    $13.13292       297,967
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.66616    $11.72362             0
   01/01/2007 to 12/31/2007...........  $11.72362    $11.43510             0
   01/01/2008 to 12/31/2008...........  $11.43510    $ 7.28684             0
   01/01/2009 to 12/31/2009...........  $ 7.28684    $ 8.38086             0
   01/01/2010 to 12/31/2010...........  $ 8.38086    $ 9.31788             0
   01/01/2011 to 12/31/2011...........  $ 9.31788    $ 9.42483             0
   01/01/2012 to 05/04/2012...........  $ 9.42483    $10.21573             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.32889    $10.82085       190,663
   01/01/2007 to 12/31/2007...........  $10.82085    $11.52494       459,333
   01/01/2008 to 12/31/2008...........  $11.52494    $ 8.02434       412,633
   01/01/2009 to 12/31/2009...........  $ 8.02434    $ 9.66193       413,446
   01/01/2010 to 12/31/2010...........  $ 9.66193    $10.59745       404,281
   01/01/2011 to 12/31/2011...........  $10.59745    $10.22361       362,653
   01/01/2012 to 12/31/2012...........  $10.22361    $11.22915       374,366
   01/01/2013 to 12/31/2013...........  $11.22915    $12.90130       354,779

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99740    $ 9.12279           0
   01/01/2012 to 12/31/2012...........  $ 9.12279    $ 9.96837           0
   01/01/2013 to 12/31/2013...........  $ 9.96837    $10.79132           0
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99805    $10.44952           0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99870    $ 9.32612           0
   01/01/2010 to 12/31/2010...........  $ 9.32612    $10.07081           0
   01/01/2011 to 12/31/2011...........  $10.07081    $10.78321           0
   01/01/2012 to 12/31/2012...........  $10.78321    $10.96860           0
   01/01/2013 to 12/31/2013...........  $10.96860    $10.63770           0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99806    $11.97274           0
   01/01/2009 to 12/31/2009...........  $11.97274    $10.98462           0
   01/01/2010 to 12/31/2010...........  $10.98462    $11.92705           0
   01/01/2011 to 12/31/2011...........  $11.92705    $13.22971           0
   01/01/2012 to 12/31/2012...........  $13.22971    $13.65761           0
   01/01/2013 to 12/31/2013...........  $13.65761    $12.91825           0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99806    $12.04125           0
   01/01/2009 to 12/31/2009...........  $12.04125    $10.85345           0
   01/01/2010 to 12/31/2010...........  $10.85345    $11.80330           0
   01/01/2011 to 12/31/2011...........  $11.80330    $13.36844           0
   01/01/2012 to 12/31/2012...........  $13.36844    $13.81956           0
   01/01/2013 to 12/31/2013...........  $13.81956    $12.84354           0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99870    $ 8.74021           0
   01/01/2010 to 12/31/2010...........  $ 8.74021    $ 9.54633         111
   01/01/2011 to 12/31/2011...........  $ 9.54633    $11.06416           0
   01/01/2012 to 12/31/2012...........  $11.06416    $11.48725           0
   01/01/2013 to 12/31/2013...........  $11.48725    $10.48701           0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99740    $10.94733           0
   01/01/2011 to 12/31/2011...........  $10.94733    $12.86160       1,098
   01/01/2012 to 12/31/2012...........  $12.86160    $13.41290           0
   01/01/2013 to 12/31/2013...........  $13.41290    $12.18147           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99805    $11.95414            0
   01/01/2012 to 12/31/2012...........  $11.95414    $12.35609            0
   01/01/2013 to 12/31/2013...........  $12.35609    $10.89052            0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........  $ 9.99741    $10.34131        1,285
   01/01/2013 to 12/31/2013...........  $10.34131    $ 9.06883        2,199
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........  $ 9.99870    $ 8.70101            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.49722    $11.10359      416,937
   01/01/2007 to 12/31/2007...........  $11.10359    $11.89686      947,042
   01/01/2008 to 12/31/2008...........  $11.89686    $ 7.55860      933,908
   01/01/2009 to 12/31/2009...........  $ 7.55860    $ 9.25117      922,407
   01/01/2010 to 12/31/2010...........  $ 9.25117    $10.24289      865,116
   01/01/2011 to 12/31/2011...........  $10.24289    $ 9.76047      804,025
   01/01/2012 to 12/31/2012...........  $ 9.76047    $10.83930      808,006
   01/01/2013 to 12/31/2013...........  $10.83930    $12.98607      759,479
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99805    $11.59271            0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.07699    $15.95403            0
   01/01/2007 to 12/31/2007...........  $15.95403    $12.47205            0
   01/01/2008 to 12/31/2008...........  $12.47205    $ 7.90995            0
   01/01/2009 to 12/31/2009...........  $ 7.90995    $10.19073            0
   01/01/2010 to 12/31/2010...........  $10.19073    $12.80753            0
   01/01/2011 to 12/31/2011...........  $12.80753    $13.33217            0
   01/01/2012 to 12/31/2012...........  $13.33217    $15.01728            0
   01/01/2013 to 12/31/2013...........  $15.01728    $15.12482            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.19035    $11.66626            0
   01/01/2007 to 12/31/2007...........  $11.66626    $ 9.36725            0
   01/01/2008 to 07/18/2008...........  $ 9.36725    $ 8.54936            0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99805    $ 9.64271            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.12933    $12.01318            0
   01/01/2007 to 12/31/2007...........  $12.01318    $13.04528            0
   01/01/2008 to 12/31/2008...........  $13.04528    $ 7.12207            0
   01/01/2009 to 12/31/2009...........  $ 7.12207    $ 9.22684            0
   01/01/2010 to 12/31/2010...........  $ 9.22684    $11.94334            0
   01/01/2011 to 12/31/2011...........  $11.94334    $10.13435          159
   01/01/2012 to 12/31/2012...........  $10.13435    $11.88298          177
   01/01/2013 to 12/31/2013...........  $11.88298    $16.34042           80
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10341    $ 7.47127          166
   01/01/2009 to 12/31/2009...........  $ 7.47127    $ 8.84522          229
   01/01/2010 to 12/31/2010...........  $ 8.84522    $ 9.78877          229
   01/01/2011 to 12/31/2011...........  $ 9.78877    $ 9.32332            0
   01/01/2012 to 12/31/2012...........  $ 9.32332    $10.34590            0
   01/01/2013 to 12/31/2013...........  $10.34590    $12.04573            0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04059    $10.52188       57,168
   01/01/2007 to 12/31/2007...........  $10.52188    $11.15319      162,545
   01/01/2008 to 12/31/2008...........  $11.15319    $ 7.13527      191,336
   01/01/2009 to 12/31/2009...........  $ 7.13527    $ 8.63008      184,524
   01/01/2010 to 12/31/2010...........  $ 8.63008    $ 9.63844      191,286
   01/01/2011 to 12/31/2011...........  $ 9.63844    $ 9.27120      185,407
   01/01/2012 to 12/31/2012...........  $ 9.27120    $10.01640      182,965
   01/01/2013 to 12/31/2013...........  $10.01640    $11.22551      198,962
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99806    $ 7.44902            0
   01/01/2009 to 11/13/2009...........  $ 7.44902    $ 8.28018            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99806    $10.69671        7,810
   01/01/2013 to 12/31/2013...........  $10.69671    $13.00237        9,465
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99805    $10.76457        8,302
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17473    $ 6.09375            0
   01/01/2009 to 12/31/2009...........  $ 6.09375    $ 8.03953            0
   01/01/2010 to 12/31/2010...........  $ 8.03953    $ 9.43708            0
   01/01/2011 to 12/31/2011...........  $ 9.43708    $ 8.75182            0
   01/01/2012 to 12/31/2012...........  $ 8.75182    $10.83725            0
   01/01/2013 to 12/31/2013...........  $10.83725    $11.04335            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.18465    $11.48961           0
   01/01/2007 to 12/31/2007...........  $11.48961    $12.78878           0
   01/01/2008 to 12/31/2008...........  $12.78878    $ 7.45948           0
   01/01/2009 to 12/31/2009...........  $ 7.45948    $10.88318           0
   01/01/2010 to 12/31/2010...........  $10.88318    $11.72159           0
   01/01/2011 to 12/31/2011...........  $11.72159    $10.99420         253
   01/01/2012 to 12/31/2012...........  $10.99420    $12.85807         282
   01/01/2013 to 12/31/2013...........  $12.85807    $16.29101         128
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.59894    $11.68868           0
   01/01/2007 to 12/31/2007...........  $11.68868    $11.99851           0
   01/01/2008 to 12/31/2008...........  $11.99851    $ 6.94919           0
   01/01/2009 to 12/31/2009...........  $ 6.94919    $ 8.08841           0
   01/01/2010 to 12/31/2010...........  $ 8.08841    $ 8.91678           0
   01/01/2011 to 12/31/2011...........  $ 8.91678    $ 8.22741           0
   01/01/2012 to 12/31/2012...........  $ 8.22741    $ 9.61437           0
   01/01/2013 to 12/31/2013...........  $ 9.61437    $12.53839           0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.06581    $10.91536           0
   01/01/2007 to 12/31/2007...........  $10.91536    $12.72041           0
   01/01/2008 to 12/31/2008...........  $12.72041    $ 7.35455           0
   01/01/2009 to 12/31/2009...........  $ 7.35455    $11.28278           0
   01/01/2010 to 12/31/2010...........  $11.28278    $13.20290           0
   01/01/2011 to 12/31/2011...........  $13.20290    $12.50997           0
   01/01/2012 to 12/31/2012...........  $12.50997    $14.61247           0
   01/01/2013 to 12/31/2013...........  $14.61247    $18.86385           0
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08908    $ 7.57974       5,378
   01/01/2009 to 12/31/2009...........  $ 7.57974    $ 9.13296       5,414
   01/01/2010 to 12/31/2010...........  $ 9.13296    $ 9.95339       5,445
   01/01/2011 to 12/31/2011...........  $ 9.95339    $ 9.67119       5,420
   01/01/2012 to 12/31/2012...........  $ 9.67119    $10.40086       5,501
   01/01/2013 to 12/31/2013...........  $10.40086    $11.15460       5,644
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03294    $ 7.61489           0
   01/01/2009 to 12/31/2009...........  $ 7.61489    $ 9.43289           0
   01/01/2010 to 12/31/2010...........  $ 9.43289    $11.67774           0
   01/01/2011 to 12/31/2011...........  $11.67774    $11.55295         258
   01/01/2012 to 12/31/2012...........  $11.55295    $13.05185         287
   01/01/2013 to 12/31/2013...........  $13.05185    $17.69313         130
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.48852    $12.66348           0
   01/01/2007 to 12/31/2007...........  $12.66348    $12.51083           0
   01/01/2008 to 12/31/2008...........  $12.51083    $ 7.65994           0
   01/01/2009 to 12/31/2009...........  $ 7.65994    $ 8.84617           0
   01/01/2010 to 12/31/2010...........  $ 8.84617    $ 9.71381           0
   01/01/2011 to 12/31/2011...........  $ 9.71381    $ 9.43980           0
   01/01/2012 to 12/31/2012...........  $ 9.43980    $10.45358           0
   01/01/2013 to 12/31/2013...........  $10.45358    $13.74383           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04057    $10.56209           0
   01/01/2007 to 12/31/2007...........  $10.56209    $10.56913           0
   01/01/2008 to 12/31/2008...........  $10.56913    $ 7.68488           0
   01/01/2009 to 12/31/2009...........  $ 7.68488    $10.17299           0
   01/01/2010 to 12/31/2010...........  $10.17299    $11.27582           0
   01/01/2011 to 12/31/2011...........  $11.27582    $11.36141           0
   01/01/2012 to 12/31/2012...........  $11.36141    $12.63400           0
   01/01/2013 to 12/31/2013...........  $12.63400    $13.22374           0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99157    $10.55632           0
   01/01/2007 to 12/31/2007...........  $10.55632    $12.27164           0
   01/01/2008 to 12/31/2008...........  $12.27164    $ 5.96394           0
   01/01/2009 to 12/31/2009...........  $ 5.96394    $ 7.87947           0
   01/01/2010 to 12/31/2010...........  $ 7.87947    $ 8.81046           0
   01/01/2011 to 12/31/2011...........  $ 8.81046    $ 7.49214           0
   01/01/2012 to 12/31/2012...........  $ 7.49214    $ 8.80639           0
   01/01/2013 to 12/31/2013...........  $ 8.80639    $10.23888           0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00972    $10.81826           0
   01/01/2007 to 12/31/2007...........  $10.81826    $12.44420           0
   01/01/2008 to 12/31/2008...........  $12.44420    $ 6.80473           0
   01/01/2009 to 12/31/2009...........  $ 6.80473    $ 8.67192           0
   01/01/2010 to 12/31/2010...........  $ 8.67192    $ 9.40731           0
   01/01/2011 to 12/31/2011...........  $ 9.40731    $ 8.03400           0
   01/01/2012 to 12/31/2012...........  $ 8.03400    $ 9.15374           0
   01/01/2013 to 12/31/2013...........  $ 9.15374    $10.67949           0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11160    $ 7.10587           0
   01/01/2009 to 12/31/2009...........  $ 7.10587    $ 8.78979         398
   01/01/2010 to 12/31/2010...........  $ 8.78979    $ 9.76990         480
   01/01/2011 to 12/31/2011...........  $ 9.76990    $ 9.48685         427
   01/01/2012 to 12/31/2012...........  $ 9.48685    $10.52253         568
   01/01/2013 to 12/31/2013...........  $10.52253    $11.94908       7,893
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.05536    $12.70076           0
   01/01/2007 to 12/31/2007...........  $12.70076    $13.57232           0
   01/01/2008 to 12/31/2008...........  $13.57232    $ 7.76920           0
   01/01/2009 to 12/31/2009...........  $ 7.76920    $10.30935           0
   01/01/2010 to 12/31/2010...........  $10.30935    $10.78967           0
   01/01/2011 to 12/31/2011...........  $10.78967    $ 9.57288           0
   01/01/2012 to 12/31/2012...........  $ 9.57288    $11.39642           0
   01/01/2013 to 12/31/2013...........  $11.39642    $12.83891           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.89122    $11.46304            0
   01/01/2007 to 12/31/2007...........  $11.46304    $11.41036       22,005
   01/01/2008 to 12/31/2008...........  $11.41036    $ 9.17983       34,513
   01/01/2009 to 12/31/2009...........  $ 9.17983    $10.93860       40,351
   01/01/2010 to 12/31/2010...........  $10.93860    $11.46408       43,386
   01/01/2011 to 12/31/2011...........  $11.46408    $11.22194       39,356
   01/01/2012 to 12/31/2012...........  $11.22194    $12.13323       40,694
   01/01/2013 to 12/31/2013...........  $12.13323    $13.15612       30,969
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08344    $10.28106            0
   01/01/2010 to 12/31/2010...........  $10.28106    $11.17641            0
   01/01/2011 to 12/31/2011...........  $11.17641    $10.98718            0
   01/01/2012 to 12/31/2012...........  $10.98718    $12.35872            0
   01/01/2013 to 12/31/2013...........  $12.35872    $16.47370            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14482    $10.29084            0
   01/01/2010 to 12/31/2010...........  $10.29084    $11.42897            0
   01/01/2011 to 12/31/2011...........  $11.42897    $10.50609            0
   01/01/2012 to 12/31/2012...........  $10.50609    $11.61712            0
   01/01/2013 to 12/31/2013...........  $11.61712    $14.91058            0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.03062    $12.14135            0
   01/01/2007 to 12/31/2007...........  $12.14135    $11.50113            0
   01/01/2008 to 12/31/2008...........  $11.50113    $ 6.57126            0
   01/01/2009 to 12/31/2009...........  $ 6.57126    $ 7.66428            0
   01/01/2010 to 12/31/2010...........  $ 7.66428    $ 8.46960            0
   01/01/2011 to 12/31/2011...........  $ 8.46960    $ 7.92531          349
   01/01/2012 to 12/31/2012...........  $ 7.92531    $ 9.04621          390
   01/01/2013 to 12/31/2013...........  $ 9.04621    $12.35572          176
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.10313    $11.35176            0
   01/01/2007 to 12/31/2007...........  $11.35176    $12.74311            0
   01/01/2008 to 12/31/2008...........  $12.74311    $ 7.01082            0
   01/01/2009 to 12/31/2009...........  $ 7.01082    $ 8.88395            0
   01/01/2010 to 12/31/2010...........  $ 8.88395    $10.38934            0
   01/01/2011 to 12/31/2011...........  $10.38934    $10.05351            0
   01/01/2012 to 12/31/2012...........  $10.05351    $11.02169            0
   01/01/2013 to 12/31/2013...........  $11.02169    $14.70413            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16529    $10.60656          0
   01/01/2007 to 12/31/2007...........  $10.60656    $10.98711          0
   01/01/2008 to 12/31/2008...........  $10.98711    $ 8.23450          0
   01/01/2009 to 12/31/2009...........  $ 8.23450    $10.82420          0
   01/01/2010 to 12/31/2010...........  $10.82420    $11.98856          0
   01/01/2011 to 12/31/2011...........  $11.98856    $12.89882         99
   01/01/2012 to 12/31/2012...........  $12.89882    $13.34298        110
   01/01/2013 to 12/31/2013...........  $13.34298    $12.76958         50
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.39341    $12.64469          0
   01/01/2007 to 12/31/2007...........  $12.64469    $13.50765          0
   01/01/2008 to 12/31/2008...........  $13.50765    $ 8.70708          0
   01/01/2009 to 12/31/2009...........  $ 8.70708    $11.18206          0
   01/01/2010 to 12/31/2010...........  $11.18206    $12.23557          0
   01/01/2011 to 12/31/2011...........  $12.23557    $11.57485          0
   01/01/2012 to 12/31/2012...........  $11.57485    $13.91170          0
   01/01/2013 to 12/31/2013...........  $13.91170    $17.34006          0
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.00697    $11.45540          0
   01/01/2007 to 12/31/2007...........  $11.45540    $12.87556          0
   01/01/2008 to 12/31/2008...........  $12.87556    $ 8.00884          0
   01/01/2009 to 12/31/2009...........  $ 8.00884    $ 9.72195          0
   01/01/2010 to 12/31/2010...........  $ 9.72195    $10.70795          0
   01/01/2011 to 12/31/2011...........  $10.70795    $10.39520          0
   01/01/2012 to 12/31/2012...........  $10.39520    $11.88543          0
   01/01/2013 to 12/31/2013...........  $11.88543    $15.86746          0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99806    $10.17007          0
   01/01/2013 to 12/31/2013...........  $10.17007    $13.35869          0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.00950    $11.48305          0
   01/01/2007 to 12/31/2007...........  $11.48305    $11.52105          0
   01/01/2008 to 12/31/2008...........  $11.52105    $ 6.96134          0
   01/01/2009 to 12/31/2009...........  $ 6.96134    $ 9.44177          0
   01/01/2010 to 12/31/2010...........  $ 9.44177    $11.39740          0
   01/01/2011 to 12/31/2011...........  $11.39740    $10.74656          0
   01/01/2012 to 12/31/2012...........  $10.74656    $12.42636          0
   01/01/2013 to 12/31/2013...........  $12.42636    $16.06886          0
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99923    $10.16120          0
   01/01/2007 to 12/31/2007...........  $10.16120    $10.40843          0
   01/01/2008 to 12/31/2008...........  $10.40843    $10.41951          0
   01/01/2009 to 12/31/2009...........  $10.41951    $10.20039          0
   01/01/2010 to 12/31/2010...........  $10.20039    $ 9.96381          0
   01/01/2011 to 12/31/2011...........  $ 9.96381    $ 9.73281          0
   01/01/2012 to 12/31/2012...........  $ 9.73281    $ 9.50507          0
   01/01/2013 to 12/31/2013...........  $ 9.50507    $ 9.28223          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.61359    $11.70414         0
   01/01/2007 to 12/31/2007...........  $11.70414    $11.79060         0
   01/01/2008 to 12/31/2008...........  $11.79060    $ 6.64824         0
   01/01/2009 to 12/31/2009...........  $ 6.64824    $ 9.13115         0
   01/01/2010 to 12/31/2010...........  $ 9.13115    $11.00702         0
   01/01/2011 to 12/31/2011...........  $11.00702    $10.48229         0
   01/01/2012 to 12/31/2012...........  $10.48229    $11.98952         0
   01/01/2013 to 12/31/2013...........  $11.98952    $16.62711         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02796    $10.05848         0
   01/01/2012 to 12/31/2012...........  $10.05848    $10.30092         0
   01/01/2013 to 12/31/2013...........  $10.30092    $ 9.77441         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.31580    $12.55286         0
   01/01/2007 to 12/31/2007...........  $12.55286    $14.97876         0
   01/01/2008 to 12/31/2008...........  $14.97876    $ 8.31062         0
   01/01/2009 to 12/31/2009...........  $ 8.31062    $10.53340         0
   01/01/2010 to 12/31/2010...........  $10.53340    $13.23656         0
   01/01/2011 to 12/31/2011...........  $13.23656    $13.14474         0
   01/01/2012 to 12/31/2012...........  $13.14474    $14.42559         0
   01/01/2013 to 12/31/2013...........  $14.42559    $18.68162         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.45689    $10.78815         0
   01/01/2007 to 12/31/2007...........  $10.78815    $12.50541         0
   01/01/2008 to 12/31/2008...........  $12.50541    $ 7.01698         0
   01/01/2009 to 12/31/2009...........  $ 7.01698    $ 8.39867         0
   01/01/2010 to 12/31/2010...........  $ 8.39867    $ 9.86421         0
   01/01/2011 to 04/29/2011...........  $ 9.86421    $11.03877         0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99806    $10.27427         0
   01/01/2013 to 12/31/2013...........  $10.27427    $11.93134         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10080    $ 5.55599         0
   01/01/2009 to 12/31/2009...........  $ 5.55599    $ 9.03476         0
   01/01/2010 to 12/31/2010...........  $ 9.03476    $10.78803         0
   01/01/2011 to 12/31/2011...........  $10.78803    $ 8.39970         0
   01/01/2012 to 12/31/2012...........  $ 8.39970    $ 9.67324         0
   01/01/2013 to 12/31/2013...........  $ 9.67324    $ 9.46757         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99406    $10.13734            0
   01/01/2007 to 12/31/2007...........  $10.13734    $10.57154            0
   01/01/2008 to 12/31/2008...........  $10.57154    $10.43883            0
   01/01/2009 to 12/31/2009...........  $10.43883    $11.23700            0
   01/01/2010 to 12/31/2010...........  $11.23700    $11.40142            0
   01/01/2011 to 12/31/2011...........  $11.40142    $11.38492            0
   01/01/2012 to 12/31/2012...........  $11.38492    $11.63966            0
   01/01/2013 to 12/31/2013...........  $11.63966    $11.11978            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97070    $10.25475            0
   01/01/2007 to 12/31/2007...........  $10.25475    $10.84512            0
   01/01/2008 to 12/31/2008...........  $10.84512    $10.35148            0
   01/01/2009 to 12/31/2009...........  $10.35148    $11.77952            0
   01/01/2010 to 12/31/2010...........  $11.77952    $12.39127            0
   01/01/2011 to 12/31/2011...........  $12.39127    $12.48599            0
   01/01/2012 to 12/31/2012...........  $12.48599    $13.32948            0
   01/01/2013 to 12/31/2013...........  $13.32948    $12.77783            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.18032    $10.57706       42,599
   01/01/2007 to 12/31/2007...........  $10.57706    $11.22839       19,561
   01/01/2008 to 12/31/2008...........  $11.22839    $ 8.82842       35,411
   01/01/2009 to 12/31/2009...........  $ 8.82842    $10.34895      111,273
   01/01/2010 to 12/31/2010...........  $10.34895    $11.17484      122,014
   01/01/2011 to 12/31/2011...........  $11.17484    $11.02215      111,201
   01/01/2012 to 12/31/2012...........  $11.02215    $11.88005      111,970
   01/01/2013 to 12/31/2013...........  $11.88005    $12.67036       69,205
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01797    $10.05834            0
   01/01/2012 to 12/31/2012...........  $10.05834    $10.52055            0
   01/01/2013 to 12/31/2013...........  $10.52055    $10.03630            0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16023    $10.42368       59,174
   01/01/2007 to 12/31/2007...........  $10.42368    $11.34022      169,017
   01/01/2008 to 12/31/2008...........  $11.34022    $ 6.56573      144,704
   01/01/2009 to 12/31/2009...........  $ 6.56573    $ 8.07740      150,817
   01/01/2010 to 12/31/2010...........  $ 8.07740    $ 9.38845      167,941
   01/01/2011 to 12/31/2011...........  $ 9.38845    $ 8.59890      151,080
   01/01/2012 to 12/31/2012...........  $ 8.59890    $ 9.48199      165,860
   01/01/2013 to 12/31/2013...........  $ 9.48199    $10.83639      176,316

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.59294    $11.37031            0
   01/01/2007 to 12/31/2007...........  $11.37031    $11.33364            0
   01/01/2008 to 12/31/2008...........  $11.33364    $ 6.78257            0
   01/01/2009 to 12/31/2009...........  $ 6.78257    $ 8.06902            0
   01/01/2010 to 12/31/2010...........  $ 8.06902    $ 9.06578            0
   01/01/2011 to 12/31/2011...........  $ 9.06578    $ 9.15966            0
   01/01/2012 to 12/31/2012...........  $ 9.15966    $10.62664            0
   01/01/2013 to 12/31/2013...........  $10.62664    $13.74292            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99805    $ 8.85770            0
   01/01/2012 to 12/31/2012...........  $ 8.85770    $ 9.78786            0
   01/01/2013 to 12/31/2013...........  $ 9.78786    $11.69938            0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08090    $ 7.31182        6,931
   01/01/2009 to 12/31/2009...........  $ 7.31182    $ 8.81043        7,910
   01/01/2010 to 12/31/2010...........  $ 8.81043    $ 9.62933        7,907
   01/01/2011 to 12/31/2011...........  $ 9.62933    $ 9.23314        6,393
   01/01/2012 to 12/31/2012...........  $ 9.23314    $ 9.94347        6,431
   01/01/2013 to 12/31/2013...........  $ 9.94347    $10.91832        6,475
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09908    $ 6.66587       10,231
   01/01/2009 to 12/31/2009...........  $ 6.66587    $ 8.25745       10,251
   01/01/2010 to 12/31/2010...........  $ 8.25745    $ 9.22051       10,069
   01/01/2011 to 12/31/2011...........  $ 9.22051    $ 8.78960       10,129
   01/01/2012 to 12/31/2012...........  $ 8.78960    $ 9.94819       12,803
   01/01/2013 to 12/31/2013...........  $ 9.94819    $11.46955       12,812
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.42234    $10.98430            0
   01/01/2007 to 12/31/2007...........  $10.98430    $11.68212        5,834
   01/01/2008 to 12/31/2008...........  $11.68212    $ 7.96384       16,387
   01/01/2009 to 12/31/2009...........  $ 7.96384    $ 9.90919       21,981
   01/01/2010 to 12/31/2010...........  $ 9.90919    $10.82004       27,294
   01/01/2011 to 12/31/2011...........  $10.82004    $10.20959       26,114
   01/01/2012 to 12/31/2012...........  $10.20959    $11.08032       30,172
   01/01/2013 to 12/31/2013...........  $11.08032    $12.37893       33,165
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90453    $ 9.86654            0
   01/01/2007 to 12/31/2007...........  $ 9.86654    $10.32296            0
   01/01/2008 to 12/31/2008...........  $10.32296    $ 6.55254            0
   01/01/2009 to 12/31/2009...........  $ 6.55254    $ 8.56868            0
   01/01/2010 to 12/31/2010...........  $ 8.56868    $11.41543            0
   01/01/2011 to 12/31/2011...........  $11.41543    $11.03913            0
   01/01/2012 to 12/31/2012...........  $11.03913    $12.09260            0
   01/01/2013 to 12/31/2013...........  $12.09260    $15.96302            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.90641    $12.40881            0
   01/01/2007 to 12/31/2007...........  $12.40881    $11.43683            0
   01/01/2008 to 12/31/2008...........  $11.43683    $ 7.84951            0
   01/01/2009 to 12/31/2009...........  $ 7.84951    $ 9.73526            0
   01/01/2010 to 12/31/2010...........  $ 9.73526    $11.97857            0
   01/01/2011 to 12/31/2011...........  $11.97857    $10.99907            0
   01/01/2012 to 12/31/2012...........  $10.99907    $12.69158            0
   01/01/2013 to 12/31/2013...........  $12.69158    $17.02979            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.65545    $11.30993       36,117
   01/01/2007 to 12/31/2007...........  $11.30993    $11.74172       80,866
   01/01/2008 to 12/31/2008...........  $11.74172    $ 8.49143       78,535
   01/01/2009 to 12/31/2009...........  $ 8.49143    $10.29409       81,690
   01/01/2010 to 12/31/2010...........  $10.29409    $11.21247       81,798
   01/01/2011 to 12/31/2011...........  $11.21247    $11.16742       77,511
   01/01/2012 to 12/31/2012...........  $11.16742    $12.37714       78,396
   01/01/2013 to 12/31/2013...........  $12.37714    $14.12173       69,142
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.96971    $12.14849            0
   01/01/2007 to 12/31/2007...........  $12.14849    $11.43910            0
   01/01/2008 to 12/31/2008...........  $11.43910    $ 6.49175            0
   01/01/2009 to 12/31/2009...........  $ 6.49175    $ 7.84819            0
   01/01/2010 to 12/31/2010...........  $ 7.84819    $ 8.67938            0
   01/01/2011 to 12/31/2011...........  $ 8.67938    $ 8.33725            0
   01/01/2012 to 12/31/2012...........  $ 8.33725    $ 9.54602            0
   01/01/2013 to 12/31/2013...........  $ 9.54602    $12.08978            0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93957    $10.41764            0
   01/01/2007 to 12/31/2007...........  $10.41764    $11.00984            0
   01/01/2008 to 12/31/2008...........  $11.00984    $ 6.38989            0
   01/01/2009 to 12/31/2009...........  $ 6.38989    $ 9.57062            0
   01/01/2010 to 12/31/2010...........  $ 9.57062    $10.82419            0
   01/01/2011 to 12/31/2011...........  $10.82419    $10.39166            0
   01/01/2012 to 12/31/2012...........  $10.39166    $11.93199            0
   01/01/2013 to 12/31/2013...........  $11.93199    $16.78258            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.69777    $13.20511            0
   01/01/2007 to 12/31/2007...........  $13.20511    $18.11739            0
   01/01/2008 to 12/31/2008...........  $18.11739    $ 8.84840            0
   01/01/2009 to 12/31/2009...........  $ 8.84840    $12.90519            0
   01/01/2010 to 12/31/2010...........  $12.90519    $15.18062            0
   01/01/2011 to 12/31/2011...........  $15.18062    $12.61357            0
   01/01/2012 to 12/31/2012...........  $12.61357    $12.76287            0
   01/01/2013 to 12/31/2013...........  $12.76287    $14.38078            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.50179    $ 9.74959            0
   01/01/2007 to 12/31/2007...........  $ 9.74959    $10.43815            0
   01/01/2008 to 12/31/2008...........  $10.43815    $ 9.94523            0
   01/01/2009 to 12/31/2009...........  $ 9.94523    $10.88888            0
   01/01/2010 to 12/31/2010...........  $10.88888    $11.24447            0
   01/01/2011 to 12/31/2011...........  $11.24447    $11.43423            0
   01/01/2012 to 12/31/2012...........  $11.43423    $11.74926            0
   01/01/2013 to 12/31/2013...........  $11.74926    $11.04321            0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.61609    $11.28880            0
   01/01/2007 to 12/31/2007...........  $11.28880    $12.07653            0
   01/01/2008 to 12/31/2008...........  $12.07653    $ 6.80133            0
   01/01/2009 to 12/31/2009...........  $ 6.80133    $ 8.53031            0
   01/01/2010 to 12/31/2010...........  $ 8.53031    $ 9.54965            0
   01/01/2011 to 12/31/2011...........  $ 9.54965    $ 9.00389            0
   01/01/2012 to 12/31/2012...........  $ 9.00389    $ 9.76038            0
   01/01/2013 to 12/31/2013...........  $ 9.76038    $11.48593       15,077
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99805    $ 9.97078            0
   01/01/2008 to 12/31/2008...........  $ 9.97078    $ 9.22959            0
   01/01/2009 to 12/31/2009...........  $ 9.22959    $10.06145            0
   01/01/2010 to 12/31/2010...........  $10.06145    $10.59188            0
   01/01/2011 to 12/31/2011...........  $10.59188    $10.96730            0
   01/01/2012 to 12/31/2012...........  $10.96730    $11.55093            0
   01/01/2013 to 12/31/2013...........  $11.55093    $11.11182            0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07792    $ 6.61132        5,110
   01/01/2009 to 12/31/2009...........  $ 6.61132    $ 8.39751        7,170
   01/01/2010 to 12/31/2010...........  $ 8.39751    $ 9.04060        7,972
   01/01/2011 to 12/31/2011...........  $ 9.04060    $ 8.68157        7,175
   01/01/2012 to 09/21/2012...........  $ 8.68157    $ 9.67628            0

*  Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08004    $10.91282       11,484
   01/01/2008 to 12/31/2008...........  $10.91282    $ 7.36563       12,332
   01/01/2009 to 12/31/2009...........  $ 7.36563    $ 9.06905        2,982
   01/01/2010 to 12/31/2010...........  $ 9.06905    $10.05357        2,935
   01/01/2011 to 12/31/2011...........  $10.05357    $ 9.68945        9,842
   01/01/2012 to 12/31/2012...........  $ 9.68945    $10.79903        9,387
   01/01/2013 to 12/31/2013...........  $10.79903    $11.75851       16,082
AST ADVANCED STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07305    $10.83452            0
   01/01/2008 to 12/31/2008...........  $10.83452    $ 7.53017            0
   01/01/2009 to 12/31/2009...........  $ 7.53017    $ 9.40896        1,409
   01/01/2010 to 12/31/2010...........  $ 9.40896    $10.59254        1,409
   01/01/2011 to 12/31/2011...........  $10.59254    $10.49952        1,409
   01/01/2012 to 12/31/2012...........  $10.49952    $11.81435       13,906
   01/01/2013 to 12/31/2013...........  $11.81435    $13.63409       17,094
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12345    $10.18301            0
   01/01/2008 to 12/31/2008...........  $10.18301    $ 6.57914            0
   01/01/2009 to 12/31/2009...........  $ 6.57914    $ 7.67177            0
   01/01/2010 to 12/31/2010...........  $ 7.67177    $ 8.64764            0
   01/01/2011 to 12/31/2011...........  $ 8.64764    $ 8.86776            0
   01/01/2012 to 05/04/2012...........  $ 8.86776    $ 9.65752            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07151    $10.86097            0
   01/01/2008 to 12/31/2008...........  $10.86097    $ 7.66698            0
   01/01/2009 to 12/31/2009...........  $ 7.66698    $ 9.35958        1,416
   01/01/2010 to 12/31/2010...........  $ 9.35958    $10.40804        3,620
   01/01/2011 to 12/31/2011...........  $10.40804    $10.17985       36,090
   01/01/2012 to 12/31/2012...........  $10.17985    $11.33645       46,569
   01/01/2013 to 12/31/2013...........  $11.33645    $13.20498       78,022

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99918    $ 9.20827            0
   01/01/2012 to 12/31/2012...........  $ 9.20827    $10.20156            0
   01/01/2013 to 12/31/2013...........  $10.20156    $11.19672            0
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99918    $10.54820            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09687    $11.01224            0
   01/01/2008 to 12/31/2008...........  $11.01224    $ 7.09376            0
   01/01/2009 to 12/31/2009...........  $ 7.09376    $ 8.80257            0
   01/01/2010 to 12/31/2010...........  $ 8.80257    $ 9.88109        5,003
   01/01/2011 to 12/31/2011...........  $ 9.88109    $ 9.54594       11,275
   01/01/2012 to 12/31/2012...........  $ 9.54594    $10.74833       18,256
   01/01/2013 to 12/31/2013...........  $10.74833    $13.05551       12,520
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........  $ 9.99918    $11.72984            0
AST COHEN & STEERS REALTY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10286    $ 7.81223            0
   01/01/2008 to 12/31/2008...........  $ 7.81223    $ 5.02371            0
   01/01/2009 to 12/31/2009...........  $ 5.02371    $ 6.56219            0
   01/01/2010 to 12/31/2010...........  $ 6.56219    $ 8.36127            0
   01/01/2011 to 12/31/2011...........  $ 8.36127    $ 8.82419            0
   01/01/2012 to 12/31/2012...........  $ 8.82419    $10.07765           18
   01/01/2013 to 12/31/2013...........  $10.07765    $10.29050        2,386
AST DEAM SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09789    $ 8.33201            0
   01/01/2008 to 07/18/2008...........  $ 8.33201    $ 7.66199            0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99918    $ 9.73366            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10254    $10.91958            0
   01/01/2008 to 12/31/2008...........  $10.91958    $ 6.04442            0
   01/01/2009 to 12/31/2009...........  $ 6.04442    $ 7.93932            0
   01/01/2010 to 12/31/2010...........  $ 7.93932    $10.41905          364
   01/01/2011 to 12/31/2011...........  $10.41905    $ 8.96343          354
   01/01/2012 to 12/31/2012...........  $ 8.96343    $10.65604          369
   01/01/2013 to 12/31/2013...........  $10.65604    $14.85632        1,278

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10379    $ 7.54057            0
   01/01/2009 to 12/31/2009...........  $ 7.54057    $ 9.05097            0
   01/01/2010 to 12/31/2010...........  $ 9.05097    $10.15522        2,740
   01/01/2011 to 12/31/2011...........  $10.15522    $ 9.80622        2,104
   01/01/2012 to 12/31/2012...........  $ 9.80622    $11.03284        1,348
   01/01/2013 to 12/31/2013...........  $11.03284    $13.02361        2,275
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07381    $10.77036            0
   01/01/2008 to 12/31/2008...........  $10.77036    $ 6.98618            0
   01/01/2009 to 12/31/2009...........  $ 6.98618    $ 8.56682            0
   01/01/2010 to 12/31/2010...........  $ 8.56682    $ 9.70021            0
   01/01/2011 to 12/31/2011...........  $ 9.70021    $ 9.45972        1,311
   01/01/2012 to 12/31/2012...........  $ 9.45972    $10.36217       15,691
   01/01/2013 to 12/31/2013...........  $10.36217    $11.77393       20,997
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99918    $ 7.49594            0
   01/01/2009 to 11/13/2009...........  $ 7.49594    $ 8.43273            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99918    $10.79695        1,740
   01/01/2013 to 12/31/2013...........  $10.79695    $13.30615        2,020
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........  $ 9.99918    $10.86599            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17586    $ 6.13224            0
   01/01/2009 to 12/31/2009...........  $ 6.13224    $ 8.20276            0
   01/01/2010 to 12/31/2010...........  $ 8.20276    $ 9.76197            0
   01/01/2011 to 12/31/2011...........  $ 9.76197    $ 9.17833            0
   01/01/2012 to 12/31/2012...........  $ 9.17833    $11.52315          760
   01/01/2013 to 12/31/2013...........  $11.52315    $11.90508          736
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09100    $11.53628            0
   01/01/2008 to 12/31/2008...........  $11.53628    $ 6.82244            0
   01/01/2009 to 12/31/2009...........  $ 6.82244    $10.09167            0
   01/01/2010 to 12/31/2010...........  $10.09167    $11.01965            0
   01/01/2011 to 12/31/2011...........  $11.01965    $10.47885            0
   01/01/2012 to 12/31/2012...........  $10.47885    $12.42563        1,093
   01/01/2013 to 12/31/2013...........  $12.42563    $15.96125           71
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11632    $10.62005            0
   01/01/2008 to 12/31/2008...........  $10.62005    $ 6.23634            0
   01/01/2009 to 12/31/2009...........  $ 6.23634    $ 7.35950            0
   01/01/2010 to 12/31/2010...........  $ 7.35950    $ 8.22556            0
   01/01/2011 to 12/31/2011...........  $ 8.22556    $ 7.69478            0
   01/01/2012 to 12/31/2012...........  $ 7.69478    $ 9.11684           20
   01/01/2013 to 12/31/2013...........  $ 9.11684    $12.05440        1,316

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09800    $11.48986            0
   01/01/2008 to 12/31/2008...........  $11.48986    $ 6.73541            0
   01/01/2009 to 12/31/2009...........  $ 6.73541    $10.47635            0
   01/01/2010 to 12/31/2010...........  $10.47635    $12.42903            0
   01/01/2011 to 12/31/2011...........  $12.42903    $11.93976            0
   01/01/2012 to 12/31/2012...........  $11.93976    $14.14015        1,396
   01/01/2013 to 12/31/2013...........  $14.14015    $18.50694        2,504
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08946    $ 7.64998            0
   01/01/2009 to 12/31/2009...........  $ 7.64998    $ 9.34543            0
   01/01/2010 to 12/31/2010...........  $ 9.34543    $10.32606            0
   01/01/2011 to 12/31/2011...........  $10.32606    $10.17206            0
   01/01/2012 to 12/31/2012...........  $10.17206    $11.09154        9,423
   01/01/2013 to 12/31/2013...........  $11.09154    $12.06017       13,204
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03407    $ 7.66279            0
   01/01/2009 to 12/31/2009...........  $ 7.66279    $ 9.62383            0
   01/01/2010 to 12/31/2010...........  $ 9.62383    $12.07909            0
   01/01/2011 to 12/31/2011...........  $12.07909    $12.11532            0
   01/01/2012 to 12/31/2012...........  $12.11532    $13.87726          592
   01/01/2013 to 12/31/2013...........  $13.87726    $19.07270        1,617
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11154    $10.19617            0
   01/01/2008 to 12/31/2008...........  $10.19617    $ 6.32963            0
   01/01/2009 to 12/31/2009...........  $ 6.32963    $ 7.41124            0
   01/01/2010 to 12/31/2010...........  $ 7.41124    $ 8.25078            0
   01/01/2011 to 12/31/2011...........  $ 8.25078    $ 8.12903            0
   01/01/2012 to 12/31/2012...........  $ 8.12903    $ 9.12709           19
   01/01/2013 to 12/31/2013...........  $ 9.12709    $12.16608        1,169
AST HIGH YIELD PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99918    $ 9.96607            0
   01/01/2008 to 12/31/2008...........  $ 9.96607    $ 7.34697            0
   01/01/2009 to 12/31/2009...........  $ 7.34697    $ 9.86035            0
   01/01/2010 to 12/31/2010...........  $ 9.86035    $11.08074            0
   01/01/2011 to 12/31/2011...........  $11.08074    $11.31919            0
   01/01/2012 to 12/31/2012...........  $11.31919    $12.76194        1,142
   01/01/2013 to 12/31/2013...........  $12.76194    $13.54280        2,602

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.15948    $12.05201           0
   01/01/2008 to 12/31/2008...........  $12.05201    $ 5.93863           0
   01/01/2009 to 12/31/2009...........  $ 5.93863    $ 7.95483           0
   01/01/2010 to 12/31/2010...........  $ 7.95483    $ 9.01789           0
   01/01/2011 to 12/31/2011...........  $ 9.01789    $ 7.77483           0
   01/01/2012 to 12/31/2012...........  $ 7.77483    $ 9.26557           0
   01/01/2013 to 12/31/2013...........  $ 9.26557    $10.92201           0
AST INTERNATIONAL VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12617    $11.65068           0
   01/01/2008 to 12/31/2008...........  $11.65068    $ 6.45950           0
   01/01/2009 to 12/31/2009...........  $ 6.45950    $ 8.34615           0
   01/01/2010 to 12/31/2010...........  $ 8.34615    $ 9.17929           0
   01/01/2011 to 12/31/2011...........  $ 9.17929    $ 7.94794           0
   01/01/2012 to 12/31/2012...........  $ 7.94794    $ 9.18156           0
   01/01/2013 to 12/31/2013...........  $ 9.18156    $10.86035           0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11197    $ 7.17178           0
   01/01/2009 to 12/31/2009...........  $ 7.17178    $ 8.99427           0
   01/01/2010 to 12/31/2010...........  $ 8.99427    $10.13569           0
   01/01/2011 to 12/31/2011...........  $10.13569    $ 9.97825           0
   01/01/2012 to 12/31/2012...........  $ 9.97825    $11.22134       4,842
   01/01/2013 to 12/31/2013...........  $11.22134    $12.91910       5,595
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.14435    $10.97941           0
   01/01/2008 to 12/31/2008...........  $10.97941    $ 6.37232           0
   01/01/2009 to 12/31/2009...........  $ 6.37232    $ 8.57302           0
   01/01/2010 to 12/31/2010...........  $ 8.57302    $ 9.09678           0
   01/01/2011 to 12/31/2011...........  $ 9.09678    $ 8.18270           0
   01/01/2012 to 12/31/2012...........  $ 8.18270    $ 9.87658          38
   01/01/2013 to 12/31/2013...........  $ 9.87658    $11.28094       1,177
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08054    $10.17383           0
   01/01/2008 to 12/31/2008...........  $10.17383    $ 8.29858           0
   01/01/2009 to 12/31/2009...........  $ 8.29858    $10.02568           0
   01/01/2010 to 12/31/2010...........  $10.02568    $10.65289           0
   01/01/2011 to 12/31/2011...........  $10.65289    $10.57215           0
   01/01/2012 to 12/31/2012...........  $10.57215    $11.58947       5,069
   01/01/2013 to 12/31/2013...........  $11.58947    $12.74066       4,886
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08457    $10.29963           0
   01/01/2010 to 12/31/2010...........  $10.29963    $11.35164           0
   01/01/2011 to 12/31/2011...........  $11.35164    $11.31377           0
   01/01/2012 to 12/31/2012...........  $11.31377    $12.90295           0
   01/01/2013 to 12/31/2013...........  $12.90295    $17.43738           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14595    $10.30944           0
   01/01/2010 to 12/31/2010...........  $10.30944    $11.60815           0
   01/01/2011 to 12/31/2011...........  $11.60815    $10.81845           0
   01/01/2012 to 12/31/2012...........  $10.81845    $12.12874           0
   01/01/2013 to 12/31/2013...........  $12.12874    $15.78294           0
AST LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11587    $ 9.84473           0
   01/01/2008 to 12/31/2008...........  $ 9.84473    $ 5.70314           0
   01/01/2009 to 12/31/2009...........  $ 5.70314    $ 6.74404           0
   01/01/2010 to 12/31/2010...........  $ 6.74404    $ 7.55590           0
   01/01/2011 to 12/31/2011...........  $ 7.55590    $ 7.16817           0
   01/01/2012 to 12/31/2012...........  $ 7.16817    $ 8.29561          32
   01/01/2013 to 12/31/2013...........  $ 8.29561    $11.48738         677
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.13199    $11.47337           0
   01/01/2008 to 12/31/2008...........  $11.47337    $ 6.40005           0
   01/01/2009 to 12/31/2009...........  $ 6.40005    $ 8.22241           0
   01/01/2010 to 12/31/2010...........  $ 8.22241    $ 9.74903           0
   01/01/2011 to 12/31/2011...........  $ 9.74903    $ 9.56442       2,470
   01/01/2012 to 12/31/2012...........  $ 9.56442    $10.63120          16
   01/01/2013 to 12/31/2013...........  $10.63120    $14.37959           0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.02439    $10.32185           0
   01/01/2008 to 12/31/2008...........  $10.32185    $ 7.84324           0
   01/01/2009 to 12/31/2009...........  $ 7.84324    $10.45274           0
   01/01/2010 to 12/31/2010...........  $10.45274    $11.73757           0
   01/01/2011 to 12/31/2011...........  $11.73757    $12.80336           0
   01/01/2012 to 12/31/2012...........  $12.80336    $13.42818       2,647
   01/01/2013 to 12/31/2013...........  $13.42818    $13.02931       3,308
AST MFS GLOBAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11667    $10.95164           0
   01/01/2008 to 12/31/2008...........  $10.95164    $ 7.15759           0
   01/01/2009 to 12/31/2009...........  $ 7.15759    $ 9.31966           0
   01/01/2010 to 12/31/2010...........  $ 9.31966    $10.33903         323
   01/01/2011 to 12/31/2011...........  $10.33903    $ 9.91614         314
   01/01/2012 to 12/31/2012...........  $ 9.91614    $12.08368         337
   01/01/2013 to 12/31/2013...........  $12.08368    $15.27018       4,344

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10694    $11.59267           0
   01/01/2008 to 12/31/2008...........  $11.59267    $ 7.31108           0
   01/01/2009 to 12/31/2009...........  $ 7.31108    $ 8.99798           0
   01/01/2010 to 12/31/2010...........  $ 8.99798    $10.04775           0
   01/01/2011 to 12/31/2011...........  $10.04775    $ 9.88927           0
   01/01/2012 to 12/31/2012...........  $ 9.88927    $11.46400          15
   01/01/2013 to 12/31/2013...........  $11.46400    $15.51686       6,540
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........  $ 9.99918    $10.22213           0
   01/01/2013 to 12/31/2013...........  $10.22213    $13.61300           0
AST MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10574    $10.11084           0
   01/01/2008 to 12/31/2008...........  $10.11084    $ 6.19415           0
   01/01/2009 to 12/31/2009...........  $ 6.19415    $ 8.51751           0
   01/01/2010 to 12/31/2010...........  $ 8.51751    $10.42410           0
   01/01/2011 to 12/31/2011...........  $10.42410    $ 9.96483           0
   01/01/2012 to 12/31/2012...........  $ 9.96483    $11.68256          23
   01/01/2013 to 12/31/2013...........  $11.68256    $15.31633       5,856
AST MONEY MARKET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.00052    $10.29973           0
   01/01/2008 to 12/31/2008...........  $10.29973    $10.45357           0
   01/01/2009 to 12/31/2009...........  $10.45357    $10.37528           0
   01/01/2010 to 12/31/2010...........  $10.37528    $10.27485           0
   01/01/2011 to 12/31/2011...........  $10.27485    $10.17598       7,315
   01/01/2012 to 12/31/2012...........  $10.17598    $10.07626       2,251
   01/01/2013 to 12/31/2013...........  $10.07626    $ 9.97714       1,433
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.13369    $10.25701           0
   01/01/2008 to 12/31/2008...........  $10.25701    $ 5.86395           0
   01/01/2009 to 12/31/2009...........  $ 5.86395    $ 8.16575           0
   01/01/2010 to 12/31/2010...........  $ 8.16575    $ 9.97960           0
   01/01/2011 to 12/31/2011...........  $ 9.97960    $ 9.63540           0
   01/01/2012 to 12/31/2012...........  $ 9.63540    $11.17393          23
   01/01/2013 to 12/31/2013...........  $11.17393    $15.71072       2,215
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11565    $11.82260           0
   01/01/2008 to 12/31/2008...........  $11.82260    $ 6.65075           0
   01/01/2009 to 12/31/2009...........  $ 6.65075    $ 8.54648           0
   01/01/2010 to 12/31/2010...........  $ 8.54648    $10.88845           0
   01/01/2011 to 12/31/2011...........  $10.88845    $10.96268           0
   01/01/2012 to 12/31/2012...........  $10.96268    $12.19821         685
   01/01/2013 to 12/31/2013...........  $12.19821    $16.01598       2,086

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12073    $11.75209            0
   01/01/2008 to 12/31/2008...........  $11.75209    $ 6.68601            0
   01/01/2009 to 12/31/2009...........  $ 6.68601    $ 8.11354            0
   01/01/2010 to 12/31/2010...........  $ 8.11354    $ 9.66127            0
   01/01/2011 to 04/29/2011...........  $ 9.66127    $10.86028            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........  $ 9.99918    $10.37057           17
   01/01/2013 to 12/31/2013...........  $10.37057    $12.20998            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10192    $ 5.59093            0
   01/01/2009 to 12/31/2009...........  $ 5.59093    $ 9.21761            0
   01/01/2010 to 12/31/2010...........  $ 9.21761    $11.15868            0
   01/01/2011 to 12/31/2011...........  $11.15868    $ 8.80869            0
   01/01/2012 to 12/31/2012...........  $ 8.80869    $10.28504            0
   01/01/2013 to 12/31/2013...........  $10.28504    $10.20593            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99034    $10.47408            0
   01/01/2008 to 12/31/2008...........  $10.47408    $10.48603            0
   01/01/2009 to 12/31/2009...........  $10.48603    $11.44430            0
   01/01/2010 to 12/31/2010...........  $11.44430    $11.77276            0
   01/01/2011 to 12/31/2011...........  $11.77276    $11.91843        2,162
   01/01/2012 to 12/31/2012...........  $11.91843    $12.35443        2,629
   01/01/2013 to 12/31/2013...........  $12.35443    $11.96593        8,160
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99058    $10.56075            0
   01/01/2008 to 12/31/2008...........  $10.56075    $10.21988            0
   01/01/2009 to 12/31/2009...........  $10.21988    $11.79093            0
   01/01/2010 to 12/31/2010...........  $11.79093    $12.57524        1,379
   01/01/2011 to 12/31/2011...........  $12.57524    $12.84647        1,058
   01/01/2012 to 12/31/2012...........  $12.84647    $13.90489        4,226
   01/01/2013 to 12/31/2013...........  $13.90489    $13.51422       32,270
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.04514    $10.75670            0
   01/01/2008 to 12/31/2008...........  $10.75670    $ 8.57497        2,810
   01/01/2009 to 12/31/2009...........  $ 8.57497    $10.19125       62,109
   01/01/2010 to 12/31/2010...........  $10.19125    $11.15697       59,310
   01/01/2011 to 12/31/2011...........  $11.15697    $11.15675       59,232
   01/01/2012 to 12/31/2012...........  $11.15675    $12.19226       56,097
   01/01/2013 to 12/31/2013...........  $12.19226    $13.18351       54,932

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10404    $11.19117            0
   01/01/2008 to 12/31/2008...........  $11.19117    $ 6.56949            0
   01/01/2009 to 12/31/2009...........  $ 6.56949    $ 8.19394        1,599
   01/01/2010 to 12/31/2010...........  $ 8.19394    $ 9.65573        1,599
   01/01/2011 to 12/31/2011...........  $ 9.65573    $ 8.96603        1,599
   01/01/2012 to 12/31/2012...........  $ 8.96603    $10.02421        2,311
   01/01/2013 to 12/31/2013...........  $10.02421    $11.61472        3,986
AST QMA US EQUITY ALPHA PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11188    $10.37151            0
   01/01/2008 to 12/31/2008...........  $10.37151    $ 6.29304        1,694
   01/01/2009 to 12/31/2009...........  $ 6.29304    $ 7.59041        1,645
   01/01/2010 to 12/31/2010...........  $ 7.59041    $ 8.64622        1,594
   01/01/2011 to 12/31/2011...........  $ 8.64622    $ 8.85664        1,546
   01/01/2012 to 12/31/2012...........  $ 8.85664    $10.41779        1,532
   01/01/2013 to 12/31/2013...........  $10.41779    $13.65949        2,489
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99918    $ 8.93992            0
   01/01/2012 to 12/31/2012...........  $ 8.93992    $10.01604            0
   01/01/2013 to 12/31/2013...........  $10.01604    $12.13798            0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08128    $ 7.37971            0
   01/01/2009 to 12/31/2009...........  $ 7.37971    $ 9.01552            0
   01/01/2010 to 12/31/2010...........  $ 9.01552    $ 9.99007            0
   01/01/2011 to 12/31/2011...........  $ 9.99007    $ 9.71160        2,230
   01/01/2012 to 12/31/2012...........  $ 9.71160    $10.60403        9,000
   01/01/2013 to 12/31/2013...........  $10.60403    $11.80510       15,625
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09946    $ 6.72784            0
   01/01/2009 to 12/31/2009...........  $ 6.72784    $ 8.44981            0
   01/01/2010 to 12/31/2010...........  $ 8.44981    $ 9.56609            0
   01/01/2011 to 12/31/2011...........  $ 9.56609    $ 9.24529            0
   01/01/2012 to 12/31/2012...........  $ 9.24529    $10.60940            0
   01/01/2013 to 12/31/2013...........  $10.60940    $12.40140            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07291    $10.87140            0
   01/01/2008 to 12/31/2008...........  $10.87140    $ 7.51399            0
   01/01/2009 to 12/31/2009...........  $ 7.51399    $ 9.47895            0
   01/01/2010 to 12/31/2010...........  $ 9.47895    $10.49368            0
   01/01/2011 to 12/31/2011...........  $10.49368    $10.03860        3,919
   01/01/2012 to 12/31/2012...........  $10.03860    $11.04609       15,221
   01/01/2013 to 12/31/2013...........  $11.04609    $12.51162       14,508

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09716    $10.46802            0
   01/01/2008 to 12/31/2008...........  $10.46802    $ 6.73693            0
   01/01/2009 to 12/31/2009...........  $ 6.73693    $ 8.93194            0
   01/01/2010 to 12/31/2010...........  $ 8.93194    $12.06406            0
   01/01/2011 to 12/31/2011...........  $12.06406    $11.82778            0
   01/01/2012 to 12/31/2012...........  $11.82778    $13.13644            0
   01/01/2013 to 12/31/2013...........  $13.13644    $17.58113            0
AST SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11095    $ 9.43656            0
   01/01/2008 to 12/31/2008...........  $ 9.43656    $ 6.56669            0
   01/01/2009 to 12/31/2009...........  $ 6.56669    $ 8.25723            0
   01/01/2010 to 12/31/2010...........  $ 8.25723    $10.30053            0
   01/01/2011 to 12/31/2011...........  $10.30053    $ 9.58913            0
   01/01/2012 to 12/31/2012...........  $ 9.58913    $11.21832           23
   01/01/2013 to 12/31/2013...........  $11.21832    $15.26149        3,645
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.06740    $10.57860            0
   01/01/2008 to 12/31/2008...........  $10.57860    $ 7.75653            0
   01/01/2009 to 12/31/2009...........  $ 7.75653    $ 9.53361            0
   01/01/2010 to 12/31/2010...........  $ 9.53361    $10.52807        2,184
   01/01/2011 to 12/31/2011...........  $10.52807    $10.63067        3,039
   01/01/2012 to 12/31/2012...........  $10.63067    $11.94592       23,637
   01/01/2013 to 12/31/2013...........  $11.94592    $13.81861       32,182
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11700    $ 9.82815            0
   01/01/2008 to 12/31/2008...........  $ 9.82815    $ 5.65507            0
   01/01/2009 to 12/31/2009...........  $ 5.65507    $ 6.93144            0
   01/01/2010 to 12/31/2010...........  $ 6.93144    $ 7.77169            0
   01/01/2011 to 12/31/2011...........  $ 7.77169    $ 7.56873            0
   01/01/2012 to 12/31/2012...........  $ 7.56873    $ 8.78643            0
   01/01/2013 to 12/31/2013...........  $ 8.78643    $11.28190        4,424
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08361    $10.93976            0
   01/01/2008 to 12/31/2008...........  $10.93976    $ 6.43744            0
   01/01/2009 to 12/31/2009...........  $ 6.43744    $ 9.77555            0
   01/01/2010 to 12/31/2010...........  $ 9.77555    $11.20897            0
   01/01/2011 to 12/31/2011...........  $11.20897    $10.91000            0
   01/01/2012 to 12/31/2012...........  $10.91000    $12.70117            0
   01/01/2013 to 12/31/2013...........  $12.70117    $18.11188        1,087
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.17958    $13.94064            0
   01/01/2008 to 12/31/2008...........  $13.94064    $ 6.90317            0
   01/01/2009 to 12/31/2009...........  $ 6.90317    $10.20784            0
   01/01/2010 to 12/31/2010...........  $10.20784    $12.17409          878
   01/01/2011 to 12/31/2011...........  $12.17409    $10.25550          854
   01/01/2012 to 12/31/2012...........  $10.25550    $10.52125          853
   01/01/2013 to 12/31/2013...........  $10.52125    $12.01930        4,036

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.98213    $10.73003           0
   01/01/2008 to 12/31/2008...........  $10.73003    $10.36499           0
   01/01/2009 to 12/31/2009...........  $10.36499    $11.50569           0
   01/01/2010 to 12/31/2010...........  $11.50569    $12.04612           0
   01/01/2011 to 12/31/2011...........  $12.04612    $12.41886           0
   01/01/2012 to 12/31/2012...........  $12.41886    $12.93840          13
   01/01/2013 to 12/31/2013...........  $12.93840    $12.32953         189
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12210    $11.05096           0
   01/01/2008 to 12/31/2008...........  $11.05096    $ 6.31035           0
   01/01/2009 to 12/31/2009...........  $ 6.31035    $ 8.02421           0
   01/01/2010 to 12/31/2010...........  $ 8.02421    $ 9.10752           0
   01/01/2011 to 12/31/2011...........  $ 9.10752    $ 8.70580           0
   01/01/2012 to 12/31/2012...........  $ 8.70580    $ 9.56832          35
   01/01/2013 to 12/31/2013...........  $ 9.56832    $11.41596           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99918    $ 9.98774           0
   01/01/2008 to 12/31/2008...........  $ 9.98774    $ 9.37351           0
   01/01/2009 to 12/31/2009...........  $ 9.37351    $10.35999           0
   01/01/2010 to 12/31/2010...........  $10.35999    $11.05727           0
   01/01/2011 to 12/31/2011...........  $11.05727    $11.60740           0
   01/01/2012 to 12/31/2012...........  $11.60740    $12.39484       1,828
   01/01/2013 to 12/31/2013...........  $12.39484    $12.08896       1,727
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07829    $ 6.67267           0
   01/01/2009 to 12/31/2009...........  $ 6.67267    $ 8.59292           0
   01/01/2010 to 12/31/2010...........  $ 8.59292    $ 9.37902           0
   01/01/2011 to 12/31/2011...........  $ 9.37902    $ 9.13111       1,212
   01/01/2012 to 09/21/2012...........  $ 9.13111    $10.27970           0

*  Denotes the start date of these sub-accounts

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                            SUBACCOUNTS
                                            ---------------------------------------------------------------------------

                                             PRUDENTIAL     PRUDENTIAL                       PRUDENTIAL    PRUDENTIAL
                                            MONEY MARKET DIVERSIFIED BOND PRUDENTIAL EQUITY    VALUE       HIGH YIELD
                                             PORTFOLIO      PORTFOLIO         PORTFOLIO      PORTFOLIO   BOND PORTFOLIO
                                            ------------ ---------------- ----------------- -----------  --------------
ASSETS
  Investment in the portfolios, at
   fair value.............................. $14,204,330    $22,652,606       $22,928,791    $31,308,155   $20,420,658
                                            -----------    -----------       -----------    -----------   -----------
  Net Assets............................... $14,204,330    $22,652,606       $22,928,791    $31,308,155   $20,420,658
                                            ===========    ===========       ===========    ===========   ===========

NET ASSETS, representing:
  Accumulation units....................... $14,204,330    $22,652,606       $22,928,791    $31,308,155   $20,420,658
                                            -----------    -----------       -----------    -----------   -----------
                                            $14,204,330    $22,652,606       $22,928,791    $31,308,155   $20,420,658
                                            ===========    ===========       ===========    ===========   ===========

  Units outstanding........................  11,766,880      9,448,011         8,359,496     10,703,453     5,209,281
                                            ===========    ===========       ===========    ===========   ===========

  Portfolio shares held....................   1,420,433      2,057,457           640,290      1,301,794     3,860,238
  Portfolio net asset value per share...... $     10.00    $     11.01       $     35.81    $     24.05   $      5.29
  Investment in portfolio shares,
   at cost................................. $14,204,330    $22,879,968       $17,319,732    $25,091,674   $20,483,911

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                            SUBACCOUNTS
                                            ---------------------------------------------------------------------------

                                             PRUDENTIAL     PRUDENTIAL                       PRUDENTIAL    PRUDENTIAL
                                            MONEY MARKET DIVERSIFIED BOND PRUDENTIAL EQUITY    VALUE       HIGH YIELD
                                             PORTFOLIO      PORTFOLIO         PORTFOLIO      PORTFOLIO   BOND PORTFOLIO
                                            ------------ ---------------- ----------------- -----------  --------------
                                             01/01/2013     01/01/2013       01/01/2013      01/01/2013    01/01/2013
                                                 TO             TO               TO              TO            TO
                                             12/31/2013     12/31/2013       12/31/2013      12/31/2013    12/31/2013
                                            ------------ ---------------- ----------------- -----------  --------------
INVESTMENT INCOME
  Dividend income.......................... $       243    $   952,677       $         0    $         0   $ 1,335,169
                                            -----------    -----------       -----------    -----------   -----------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration.............     208,337        336,641           308,180        446,986       308,683
                                            -----------    -----------       -----------    -----------   -----------

NET INVESTMENT INCOME (LOSS)...............    (208,094)       616,036          (308,180)      (446,986)    1,026,486
                                            -----------    -----------       -----------    -----------   -----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received.....           0        678,509                 0              0             0
  Realized gain (loss) on shares
   redeemed................................           0         91,016           577,503        684,335        26,504
  Net change in unrealized gain (loss) on
   investments.............................           0     (1,892,458)        5,696,969      7,995,831       113,048
                                            -----------    -----------       -----------    -----------   -----------

NET GAIN (LOSS) ON
   INVESTMENTS.............................           0     (1,122,933)        6,274,472      8,680,166       139,552
                                            -----------    -----------       -----------    -----------   -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.............................. $  (208,094)   $  (506,897)      $ 5,966,292    $ 8,233,180   $ 1,166,038
                                            ===========    ===========       ===========    ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A1

                                                    SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                                                 PRUDENTIAL                                                       JANUS ASPEN
                                   PRUDENTIAL       SMALL       T. ROWE PRICE  T. ROWE PRICE                   JANUS PORTFOLIO -
PRUDENTIAL STOCK    PRUDENTIAL      JENNISON   CAPITALIZATION   INTERNATIONAL  EQUITY INCOME INVESCO V.I. CORE   INSTITUTIONAL
INDEX PORTFOLIO  GLOBAL PORTFOLIO  PORTFOLIO   STOCK PORTFOLIO STOCK PORTFOLIO   PORTFOLIO      EQUITY FUND         SHARES
---------------- ---------------- -----------  --------------- --------------- ------------- ----------------- -----------------
  $26,062,075       $6,316,452    $28,557,779    $5,373,792      $2,038,608     $7,605,565      $10,327,630       $5,677,300
  -----------       ----------    -----------    ----------      ----------     ----------      -----------       ----------
  $26,062,075       $6,316,452    $28,557,779    $5,373,792      $2,038,608     $7,605,565      $10,327,630       $5,677,300
  ===========       ==========    ===========    ==========      ==========     ==========      ===========       ==========

  $26,062,075       $6,316,452    $28,557,779    $5,373,792      $2,038,608     $7,605,565      $10,327,630       $5,677,300
  -----------       ----------    -----------    ----------      ----------     ----------      -----------       ----------
  $26,062,075       $6,316,452    $28,557,779    $5,373,792      $2,038,608     $7,605,565      $10,327,630       $5,677,300
  ===========       ==========    ===========    ==========      ==========     ==========      ===========       ==========

   10,276,280        2,833,505     10,176,462     1,262,743       1,222,472      2,490,388        4,046,112        2,491,991
  ===========       ==========    ===========    ==========      ==========     ==========      ===========       ==========

      554,276          253,571        768,715       205,420         129,682        267,331          268,739          166,003
  $     47.02       $    24.91    $     37.15    $    26.16      $    15.72     $    28.45      $     38.43       $    34.20
  $18,288,072       $4,877,477    $17,714,178    $3,420,271      $1,754,516     $5,334,568      $ 6,651,400       $4,308,839

                                                    SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                                                 PRUDENTIAL                                                       JANUS ASPEN
                                   PRUDENTIAL       SMALL       T. ROWE PRICE  T. ROWE PRICE                   JANUS PORTFOLIO -
PRUDENTIAL STOCK    PRUDENTIAL      JENNISON   CAPITALIZATION   INTERNATIONAL  EQUITY INCOME INVESCO V.I. CORE   INSTITUTIONAL
INDEX PORTFOLIO  GLOBAL PORTFOLIO  PORTFOLIO   STOCK PORTFOLIO STOCK PORTFOLIO   PORTFOLIO      EQUITY FUND         SHARES
---------------- ---------------- -----------  --------------- --------------- ------------- ----------------- -----------------
   01/01/2013       01/01/2013     01/01/2013    01/01/2013      01/01/2013     01/01/2013      01/01/2013        01/01/2013
       TO               TO             TO            TO              TO             TO              TO                TO
   12/31/2013       12/31/2013     12/31/2013    12/31/2013      12/31/2013     12/31/2013      12/31/2013        12/31/2013
---------------- ---------------- -----------  --------------- --------------- ------------- ----------------- -----------------
  $         0       $        0    $         0    $        0      $   16,752     $  110,345      $   137,097       $   40,921
  -----------       ----------    -----------    ----------      ----------     ----------      -----------       ----------

      354,273           85,768        366,288        69,741          27,193        100,010          137,554           74,064
  -----------       ----------    -----------    ----------      ----------     ----------      -----------       ----------

     (354,273)         (85,768)      (366,288)      (69,741)        (10,441)        10,335             (457)         (33,143)
  -----------       ----------    -----------    ----------      ----------     ----------      -----------       ----------

            0                0              0             0               0              0                0                0
    1,058,361          105,848      1,030,399       279,637          14,533        194,438          405,745          113,667
    5,763,442        1,335,550      7,252,782     1,436,294         225,814      1,541,575        1,971,625        1,261,164
  -----------       ----------    -----------    ----------      ----------     ----------      -----------       ----------

    6,821,803        1,441,398      8,283,181     1,715,931         240,347      1,736,013        2,377,370        1,374,831
  -----------       ----------    -----------    ----------      ----------     ----------      -----------       ----------

  $ 6,467,530       $1,355,630    $ 7,916,893    $1,646,190      $  229,906     $1,746,348      $ 2,376,913       $1,341,688
  ===========       ==========    ===========    ==========      ==========     ==========      ===========       ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A2

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                            SUBACCOUNTS
                                               ---------------------------------------------------------------------
                                                JANUS ASPEN                                          FTVIP FRANKLIN
                                                 OVERSEAS       MFS(R)        MFS(R)                  SMALL-MID CAP
                                                PORTFOLIO -    RESEARCH       GROWTH                     GROWTH
                                               INSTITUTIONAL   SERIES -      SERIES -        VP     SECURITIES FUND -
                                                  SHARES     INITIAL CLASS INITIAL CLASS VALUE FUND      CLASS 2
                                               ------------- ------------- ------------- ---------- -----------------
ASSETS
  Investment in the portfolios, at fair value.  $8,387,039    $1,824,091    $7,154,016   $2,610,839    $3,444,775
                                                ----------    ----------    ----------   ----------    ----------
  Net Assets..................................  $8,387,039    $1,824,091    $7,154,016   $2,610,839    $3,444,775
                                                ==========    ==========    ==========   ==========    ==========

NET ASSETS, representing:
  Accumulation units..........................  $8,387,039    $1,824,091    $7,154,016   $2,610,839    $3,444,775
                                                ----------    ----------    ----------   ----------    ----------
                                                $8,387,039    $1,824,091    $7,154,016   $2,610,839    $3,444,775
                                                ==========    ==========    ==========   ==========    ==========

  Units outstanding...........................   2,205,642       743,917     2,769,025      903,877     1,310,827
                                                ==========    ==========    ==========   ==========    ==========

  Portfolio shares held.......................     199,596        63,469       183,108      308,975       126,833
  Portfolio net asset value per share.........  $    42.02    $    28.74    $    39.07   $     8.45    $    27.16
  Investment in portfolio shares, at cost.....  $6,579,622    $1,122,973    $4,382,458   $2,047,110    $2,659,075

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                            SUBACCOUNTS
                                               ---------------------------------------------------------------------
                                                JANUS ASPEN                                          FTVIP FRANKLIN
                                                 OVERSEAS       MFS(R)        MFS(R)                  SMALL-MID CAP
                                                PORTFOLIO -    RESEARCH       GROWTH                     GROWTH
                                               INSTITUTIONAL   SERIES -      SERIES -        VP     SECURITIES FUND -
                                                  SHARES     INITIAL CLASS INITIAL CLASS VALUE FUND      CLASS 2
                                               ------------- ------------- ------------- ---------- -----------------
                                                01/01/2013    01/01/2013    01/01/2013   01/01/2013    01/01/2013
                                                    TO            TO            TO           TO            TO
                                                12/31/2013    12/31/2013    12/31/2013   12/31/2013    12/31/2013
                                               ------------- ------------- ------------- ---------- -----------------
INVESTMENT INCOME
  Dividend income.............................  $  260,796    $    5,568    $   15,276   $   41,746    $        0
                                                ----------    ----------    ----------   ----------    ----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and
   for administration.........................     115,150        24,147        90,815       35,584        42,789
                                                ----------    ----------    ----------   ----------    ----------

NET INVESTMENT INCOME (LOSS)..................     145,646       (18,579)      (75,539)       6,162       (42,789)
                                                ----------    ----------    ----------   ----------    ----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........           0         4,150        48,389            0       198,565
  Realized gain (loss) on shares redeemed.....     248,842        88,943       311,670       78,519        45,525
  Net change in unrealized gain (loss)
   on investments.............................     640,322       382,948     1,679,985      576,005       745,862
                                                ----------    ----------    ----------   ----------    ----------

NET GAIN (LOSS) ON INVESTMENTS................     889,164       476,041     2,040,044      654,524       989,952
                                                ----------    ----------    ----------   ----------    ----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS..................  $1,034,810    $  457,462    $1,964,505   $  660,686    $  947,163
                                                ==========    ==========    ==========   ==========    ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A3

                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                                                               PRUDENTIAL SP
                            ALLIANCEBERNSTEIN  PRUDENTIAL                       PRUDENTIAL   PRUDENTIAL SP
  PRUDENTIAL                    LARGE CAP       SP SMALL    JANUS ASPEN JANUS  U.S. EMERGING INTERNATIONAL  PRUDENTIAL SP
JENNISON 20/20  DAVIS VALUE GROWTH PORTFOLIO   CAP VALUE   PORTFOLIO - SERVICE    GROWTH        GROWTH      INTERNATIONAL
FOCUS PORTFOLIO  PORTFOLIO       CLASS B       PORTFOLIO         SHARES          PORTFOLIO     PORTFOLIO   VALUE PORTFOLIO
--------------- ----------- ----------------- -----------  ------------------- ------------- ------------- ---------------
  $4,449,868    $2,325,688      $672,485      $10,544,560       $451,482        $9,282,709    $2,575,957     $2,221,797
  ----------    ----------      --------      -----------       --------        ----------    ----------     ----------
  $4,449,868    $2,325,688      $672,485      $10,544,560       $451,482        $9,282,709    $2,575,957     $2,221,797
  ==========    ==========      ========      ===========       ========        ==========    ==========     ==========

  $4,449,868    $2,325,688      $672,485      $10,544,560       $451,482        $9,282,709    $2,575,957     $2,221,797
  ----------    ----------      --------      -----------       --------        ----------    ----------     ----------
  $4,449,868    $2,325,688      $672,485      $10,544,560       $451,482        $9,282,709    $2,575,957     $2,221,797
  ==========    ==========      ========      ===========       ========        ==========    ==========     ==========

   1,916,565     1,528,138       730,835        3,976,807        307,824         3,313,145     1,570,179      1,220,191
  ==========    ==========      ========      ===========       ========        ==========    ==========     ==========

     215,073       172,529        16,158          559,987         13,381           857,129       408,882        279,471
  $    20.69    $    13.48      $  41.62      $     18.83       $  33.74        $    10.83    $     6.30     $     7.95
  $2,931,210    $1,941,461      $482,508      $ 6,993,042       $276,394        $6,204,906    $2,533,693     $2,256,432

                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                                                               PRUDENTIAL SP
                            ALLIANCEBERNSTEIN  PRUDENTIAL                       PRUDENTIAL   PRUDENTIAL SP
  PRUDENTIAL                    LARGE CAP       SP SMALL    JANUS ASPEN JANUS  U.S. EMERGING INTERNATIONAL  PRUDENTIAL SP
JENNISON 20/20  DAVIS VALUE GROWTH PORTFOLIO   CAP VALUE   PORTFOLIO - SERVICE    GROWTH        GROWTH      INTERNATIONAL
FOCUS PORTFOLIO  PORTFOLIO       CLASS B       PORTFOLIO         SHARES          PORTFOLIO     PORTFOLIO   VALUE PORTFOLIO
--------------- ----------- ----------------- -----------  ------------------- ------------- ------------- ---------------
  01/01/2013    01/01/2013     01/01/2013      01/01/2013      01/01/2013       01/01/2013    01/01/2013     01/01/2013
      TO            TO             TO              TO              TO               TO            TO             TO
  12/31/2013    12/31/2013     12/31/2013      12/31/2013      12/31/2013       12/31/2013    12/31/2013     12/31/2013
--------------- ----------- ----------------- -----------  ------------------- ------------- ------------- ---------------
  $        0    $   18,509      $      0      $         0       $  2,677        $        0    $        0     $        0
  ----------    ----------      --------      -----------       --------        ----------    ----------     ----------

      58,510        31,603         7,812          152,315          6,466           138,169        39,853         35,307
  ----------    ----------      --------      -----------       --------        ----------    ----------     ----------

     (58,510)      (13,094)       (7,812)        (152,315)        (3,789)         (138,169)      (39,853)       (35,307)
  ----------    ----------      --------      -----------       --------        ----------    ----------     ----------

           0       156,532             0                0              0                 0             0              0
     163,492        63,545        17,254          436,282         15,571           365,388       (55,714)       (83,348)
     930,064       413,009       162,443        2,681,351         89,965         1,858,230       496,220        495,159
  ----------    ----------      --------      -----------       --------        ----------    ----------     ----------

   1,093,556       633,086       179,697        3,117,633        105,536         2,223,618       440,506        411,811
  ----------    ----------      --------      -----------       --------        ----------    ----------     ----------

  $1,035,046    $  619,992      $171,885      $ 2,965,318       $101,747        $2,085,449    $  400,653     $  376,504
  ==========    ==========      ========      ===========       ========        ==========    ==========     ==========


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A4

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                           SUBACCOUNTS
                                         ------------------------------------------------------------------------------
                                               AST         AST SCHRODERS                 AST J.P. MORGAN
                                          GOLDMAN SACHS  MULTI-ASSET WORLD  AST COHEN &     STRATEGIC      AST HERNDON
                                            LARGE-CAP       STRATEGIES     STEERS REALTY  OPPORTUNITIES     LARGE-CAP
                                         VALUE PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO    VALUE PORTFOLIO
                                         --------------- ----------------- ------------- --------------- ---------------
ASSETS
  Investment in the portfolios, at
   fair value...........................   $21,850,362     $201,708,284     $20,164,014   $173,480,823     $15,533,403
                                           -----------     ------------     -----------   ------------     -----------
  Net Assets............................   $21,850,362     $201,708,284     $20,164,014   $173,480,823     $15,533,403
                                           ===========     ============     ===========   ============     ===========

NET ASSETS, representing:
  Accumulation units....................   $21,850,362     $201,708,284     $20,164,014   $173,480,823     $15,533,403
                                           -----------     ------------     -----------   ------------     -----------
                                           $21,850,362     $201,708,284     $20,164,014   $173,480,823     $15,533,403
                                           ===========     ============     ===========   ============     ===========

  Units outstanding.....................     1,473,551       15,988,008       1,426,594     13,920,320       1,020,592
                                           ===========     ============     ===========   ============     ===========

  Portfolio shares held.................       928,617       12,758,272       2,663,674     11,120,566       1,210,710
  Portfolio net asset value per share...   $     23.53     $      15.81     $      7.57   $      15.60     $     12.83
  Investment in portfolio shares,
   at cost..............................   $15,715,582     $170,944,946     $18,703,768   $147,883,029     $11,265,804

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                           SUBACCOUNTS
                                         ------------------------------------------------------------------------------
                                               AST         AST SCHRODERS                 AST J.P. MORGAN
                                          GOLDMAN SACHS  MULTI-ASSET WORLD  AST COHEN &     STRATEGIC      AST HERNDON
                                            LARGE-CAP       STRATEGIES     STEERS REALTY  OPPORTUNITIES     LARGE-CAP
                                         VALUE PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO    VALUE PORTFOLIO
                                         --------------- ----------------- ------------- --------------- ---------------
                                           01/01/2013       01/01/2013      01/01/2013     01/01/2013      01/01/2013
                                               TO               TO              TO             TO              TO
                                           12/31/2013       12/31/2013      12/31/2013     12/31/2013      12/31/2013
                                         --------------- ----------------- ------------- --------------- ---------------
INVESTMENT INCOME
  Dividend income.......................   $         0     $          0     $         0   $          0     $         0
                                           -----------     ------------     -----------   ------------     -----------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration..........       298,048        3,090,696         342,470      2,658,596         260,391
                                           -----------     ------------     -----------   ------------     -----------

NET INVESTMENT INCOME (LOSS)............      (298,048)      (3,090,696)       (342,470)    (2,658,596)       (260,391)
                                           -----------     ------------     -----------   ------------     -----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received..             0                0               0              0               0
  Realized gain (loss) on shares
   redeemed.............................       752,607        2,368,659         613,831      2,191,097       1,168,103
  Net change in unrealized gain (loss)
   on investments.......................     4,512,689       22,209,455        (153,598)    14,665,102       3,377,850
                                           -----------     ------------     -----------   ------------     -----------

NET GAIN (LOSS) ON
   INVESTMENTS..........................     5,265,296       24,578,114         460,233     16,856,199       4,545,953
                                           -----------     ------------     -----------   ------------     -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...........................   $ 4,967,248     $ 21,487,418     $   117,763   $ 14,197,603     $ 4,285,562
                                           ===========     ============     ===========   ============     ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A5

                                                     SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
                                                                  AST GOLDMAN
                AST FEDERATED                                        SACHS         AST GOLDMAN
AST HIGH YIELD    AGGRESSIVE      AST MID-CAP    AST SMALL-CAP    CONCENTRATED    SACHS MID-CAP    AST LARGE-CAP
  PORTFOLIO    GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO
-------------- ---------------- --------------- --------------- ---------------- ---------------- ---------------
 $25,819,728     $19,714,825      $12,997,424     $12,107,097     $20,906,731      $31,746,685      $26,788,007
 -----------     -----------      -----------     -----------     -----------      -----------      -----------
 $25,819,728     $19,714,825      $12,997,424     $12,107,097     $20,906,731      $31,746,685      $26,788,007
 ===========     ===========      ===========     ===========     ===========      ===========      ===========

 $25,819,728     $19,714,825      $12,997,424     $12,107,097     $20,906,731      $31,746,685      $26,788,007
 -----------     -----------      -----------     -----------     -----------      -----------      -----------
 $25,819,728     $19,714,825      $12,997,424     $12,107,097     $20,906,731      $31,746,685      $26,788,007
 ===========     ===========      ===========     ===========     ===========      ===========      ===========

   1,970,933       1,194,383          796,298         737,739       1,358,734        1,871,453        1,822,993
 ===========     ===========      ===========     ===========     ===========      ===========      ===========

   3,144,912       1,453,896          731,425         590,590         514,184        4,574,450        1,348,842
 $      8.21     $     13.56      $     17.77     $     20.50     $     40.66      $      6.94      $     19.86

 $23,459,980     $13,855,693      $ 9,325,868     $ 8,459,959     $15,102,376      $24,294,849      $20,531,343


                                                     SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
                                                                  AST GOLDMAN
                AST FEDERATED                                        SACHS         AST GOLDMAN
AST HIGH YIELD    AGGRESSIVE      AST MID-CAP    AST SMALL-CAP    CONCENTRATED    SACHS MID-CAP    AST LARGE-CAP
  PORTFOLIO    GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO
-------------- ---------------- --------------- --------------- ---------------- ---------------- ---------------
  01/01/2013      01/01/2013      01/01/2013      01/01/2013       01/01/2013       01/01/2013      01/01/2013
      TO              TO              TO              TO               TO               TO              TO
  12/31/2013      12/31/2013      12/31/2013      12/31/2013       12/31/2013       12/31/2013      12/31/2013
-------------- ---------------- --------------- --------------- ---------------- ---------------- ---------------
 $         0     $         0      $         0     $         0     $         0      $         0      $         0
 -----------     -----------      -----------     -----------     -----------      -----------      -----------



     392,804         285,016          200,919         187,405         306,493          456,552          307,472
 -----------     -----------      -----------     -----------     -----------      -----------      -----------
    (392,804)       (285,016)        (200,919)       (187,405)       (306,493)        (456,552)        (307,472)
 -----------     -----------      -----------     -----------     -----------      -----------      -----------

           0               0                0               0               0                0                0

     352,138         862,235          618,787         692,151         850,121          828,726          673,220

   1,278,022       4,951,263        2,570,168       2,632,774       4,023,859        6,670,050        5,875,673
 -----------     -----------      -----------     -----------     -----------      -----------      -----------


   1,630,160       5,813,498        3,188,955       3,324,925       4,873,980        7,498,776        6,548,893
 -----------     -----------      -----------     -----------     -----------      -----------      -----------



 $ 1,237,356     $ 5,528,482      $ 2,988,036     $ 3,137,520     $ 4,567,487      $ 7,042,224      $ 6,241,421
 ===========     ===========      ===========     ===========     ===========      ===========      ===========

----------------

AST LORD ABBETT
   CORE FIXED
INCOME PORTFOLIO
----------------
  $37,729,246
  -----------
  $37,729,246
  ===========

  $37,729,246
  -----------
  $37,729,246
  ===========

    3,207,037
  ===========

    3,347,759
  $     11.27

  $37,513,999



----------------

AST LORD ABBETT
   CORE FIXED
INCOME PORTFOLIO
----------------
   01/01/2013
       TO
   12/31/2013
----------------
  $         0
  -----------



      632,980
  -----------
     (632,980)
  -----------

            0

      136,672

     (977,190)
  -----------


     (840,518)
  -----------



  $(1,473,498)
  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A6

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                           SUBACCOUNTS
                                         ------------------------------------------------------------------------------
                                               AST                                        AST NEUBERGER
                                          LOOMIS SAYLES                   AST NEUBERGER   BERMAN / LSV     AST PIMCO
                                            LARGE-CAP     AST MFS GROWTH  BERMAN MID-CAP  MID-CAP VALUE LIMITED MATURITY
                                         GROWTH PORTFOLIO   PORTFOLIO    GROWTH PORTFOLIO   PORTFOLIO    BOND PORTFOLIO
                                         ---------------- -------------- ---------------- ------------- ----------------
ASSETS
  Investment in the portfolios, at
   fair value...........................   $34,849,829     $14,885,392     $23,893,297     $24,541,417    $18,000,497
                                           -----------     -----------     -----------     -----------    -----------
  Net Assets............................   $34,849,829     $14,885,392     $23,893,297     $24,541,417    $18,000,497
                                           ===========     ===========     ===========     ===========    ===========

NET ASSETS, representing:
  Accumulation units....................   $34,849,829     $14,885,392     $23,893,297     $24,541,417    $18,000,497
                                           -----------     -----------     -----------     -----------    -----------
                                           $34,849,829     $14,885,392     $23,893,297     $24,541,417    $18,000,497
                                           ===========     ===========     ===========     ===========    ===========

  Units outstanding.....................     2,198,980         919,617       1,419,936       1,439,394      1,729,316
                                           ===========     ===========     ===========     ===========    ===========

  Portfolio shares held.................     1,194,305         974,813         738,131       1,019,585      1,739,178
  Portfolio net asset value per share...   $     29.18     $     15.27     $     32.37     $     24.07    $     10.35
  Investment in portfolio shares,
   at cost..............................   $24,563,100     $10,417,804     $17,445,919     $17,156,960    $18,381,056

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                           SUBACCOUNTS
                                         ------------------------------------------------------------------------------
                                               AST                                        AST NEUBERGER
                                          LOOMIS SAYLES                   AST NEUBERGER   BERMAN / LSV     AST PIMCO
                                            LARGE-CAP     AST MFS GROWTH  BERMAN MID-CAP  MID-CAP VALUE LIMITED MATURITY
                                         GROWTH PORTFOLIO   PORTFOLIO    GROWTH PORTFOLIO   PORTFOLIO    BOND PORTFOLIO
                                         ---------------- -------------- ---------------- ------------- ----------------
                                            01/01/2013      01/01/2013      01/01/2013     01/01/2013      01/01/2013
                                                TO              TO              TO             TO              TO
                                            12/31/2013      12/31/2013      12/31/2013     12/31/2013      12/31/2013
                                         ---------------- -------------- ---------------- ------------- ----------------
INVESTMENT INCOME
  Dividend income.......................   $         0     $         0     $         0     $         0    $         0
                                           -----------     -----------     -----------     -----------    -----------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration..........       534,455         216,653         348,010         347,239        325,084
                                           -----------     -----------     -----------     -----------    -----------

NET INVESTMENT INCOME (LOSS)............      (534,455)       (216,653)       (348,010)       (347,239)      (325,084)
                                           -----------     -----------     -----------     -----------    -----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received..             0               0               0               0              0
  Realized gain (loss) on shares
   redeemed.............................     1,691,427         585,552         950,826       1,207,100        (88,302)
  Net change in unrealized gain (loss)
   on investments.......................     8,217,224       3,438,459       4,995,017       5,754,599       (354,904)
                                           -----------     -----------     -----------     -----------    -----------

NET GAIN (LOSS) ON
   INVESTMENTS..........................     9,908,651       4,024,011       5,945,843       6,961,699       (443,206)
                                           -----------     -----------     -----------     -----------    -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...........................   $ 9,374,196     $ 3,807,358     $ 5,597,833     $ 6,614,460    $  (768,290)
                                           ===========     ===========     ===========     ===========    ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A7

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
AST T. ROWE                  AST T. ROWE   AST T. ROWE                                                      AST WELLINGTON
PRICE EQUITY    AST QMA US  PRICE NATURAL  PRICE ASSET                   AST J.P. MORGAN        AST           MANAGEMENT
   INCOME      EQUITY ALPHA   RESOURCES    ALLOCATION    AST MFS GLOBAL   INTERNATIONAL   TEMPLETON GLOBAL      HEDGED
 PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO   EQUITY PORTFOLIO EQUITY PORTFOLIO  BOND PORTFOLIO  EQUITY PORTFOLIO
------------   ------------ ------------- ------------  ---------------- ---------------- ---------------- ----------------

$27,730,999    $10,685,844   $32,012,489  $752,863,432    $21,372,583      $24,368,392      $16,325,810      $78,530,007
-----------    -----------   -----------  ------------    -----------      -----------      -----------      -----------
$27,730,999    $10,685,844   $32,012,489  $752,863,432    $21,372,583      $24,368,392      $16,325,810      $78,530,007
===========    ===========   ===========  ============    ===========      ===========      ===========      ===========

$27,730,999    $10,685,844   $32,012,489  $752,863,432    $21,372,583      $24,368,392      $16,325,810      $78,530,007
-----------    -----------   -----------  ------------    -----------      -----------      -----------      -----------
$27,730,999    $10,685,844   $32,012,489  $752,863,432    $21,372,583      $24,368,392      $16,325,810      $78,530,007
===========    ===========   ===========  ============    ===========      ===========      ===========      ===========

  1,935,981        652,161     2,808,837    55,047,148      1,354,256        1,940,967        1,539,635        6,836,421
===========    ===========   ===========  ============    ===========      ===========      ===========      ===========

  2,250,893        593,328     1,408,381    33,790,998      1,410,732          951,519        1,515,860        6,549,625
$     12.32    $     18.01   $     22.73  $      22.28    $     15.15      $     25.61      $     10.77      $     11.99

$20,748,031    $ 8,020,811   $28,425,649  $611,488,622    $15,697,647      $19,536,675      $16,700,207      $66,568,982


                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
AST T. ROWE                  AST T. ROWE   AST T. ROWE                                                      AST WELLINGTON
PRICE EQUITY    AST QMA US  PRICE NATURAL  PRICE ASSET                   AST J.P. MORGAN        AST           MANAGEMENT
   INCOME      EQUITY ALPHA   RESOURCES    ALLOCATION    AST MFS GLOBAL   INTERNATIONAL   TEMPLETON GLOBAL      HEDGED
 PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO   EQUITY PORTFOLIO EQUITY PORTFOLIO  BOND PORTFOLIO  EQUITY PORTFOLIO
------------   ------------ ------------- ------------  ---------------- ---------------- ---------------- ----------------
 01/01/2013     01/01/2013   01/01/2013    01/01/2013      01/01/2013       01/01/2013       01/01/2013       01/01/2013
     TO             TO           TO            TO              TO               TO               TO               TO
 12/31/2013     12/31/2013   12/31/2013    12/31/2013      12/31/2013       12/31/2013       12/31/2013       12/31/2013
------------   ------------ ------------- ------------  ---------------- ---------------- ---------------- ----------------

$         0    $         0   $         0  $          0    $         0      $         0      $         0      $         0
-----------    -----------   -----------  ------------    -----------      -----------      -----------      -----------



    403,302        150,373       520,298    10,688,658        294,350          362,330          260,564          931,976
-----------    -----------   -----------  ------------    -----------      -----------      -----------      -----------

   (403,302)      (150,373)     (520,298)  (10,688,658)      (294,350)        (362,330)        (260,564)        (931,976)
-----------    -----------   -----------  ------------    -----------      -----------      -----------      -----------

          0              0             0             0              0                0                0                0

  1,262,313        409,303       283,611     5,751,750        670,394          550,579         (210,653)       1,124,556

  5,071,710      2,084,439     3,963,930    96,664,597      3,745,282        2,539,203         (525,095)       9,531,142
-----------    -----------   -----------  ------------    -----------      -----------      -----------      -----------


  6,334,023      2,493,742     4,247,541   102,416,347      4,415,676        3,089,782         (735,748)      10,655,698
-----------    -----------   -----------  ------------    -----------      -----------      -----------      -----------

$ 5,930,721    $ 2,343,369   $ 3,727,243  $ 91,727,689    $ 4,121,326      $ 2,727,452      $  (996,312)     $ 9,723,722
===========    ===========   ===========  ============    ===========      ===========      ===========      ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A8

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                          SUBACCOUNTS
                                             --------------------------------------------------------------------
                                                           AST ACADEMIC                    AST        AST FIRST
                                             AST CAPITAL    STRATEGIES   AST BALANCED  PRESERVATION     TRUST
                                             GROWTH ASSET     ASSET         ASSET         ASSET        BALANCED
                                              ALLOCATION    ALLOCATION    ALLOCATION    ALLOCATION      TARGET
                                              PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                             ------------  ------------  ------------  ------------  ------------
ASSETS
  Investment in the portfolios, at fair
   value.................................... $491,952,211  $391,355,542  $670,128,514  $473,774,639  $324,399,029
                                             ------------  ------------  ------------  ------------  ------------
  Net Assets................................ $491,952,211  $391,355,542  $670,128,514  $473,774,639  $324,399,029
                                             ============  ============  ============  ============  ============

NET ASSETS, representing:
  Accumulation units........................ $491,952,211  $391,355,542  $670,128,514  $473,774,639  $324,399,029
                                             ------------  ------------  ------------  ------------  ------------
                                             $491,952,211  $391,355,542  $670,128,514  $473,774,639  $324,399,029
                                             ============  ============  ============  ============  ============

  Units outstanding.........................   35,937,225    32,209,040    50,339,495    38,187,058    25,294,272
                                             ============  ============  ============  ============  ============

  Portfolio shares held.....................   35,114,362    31,134,092    48,560,037    36,001,112    27,631,945
  Portfolio net asset value per share....... $      14.01  $      12.57  $      13.80  $      13.16  $      11.74
  Investment in portfolio shares, at cost... $385,749,383  $334,687,975  $540,049,913  $418,893,924  $271,585,393

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                          SUBACCOUNTS
                                             --------------------------------------------------------------------
                                                           AST ACADEMIC                    AST        AST FIRST
                                             AST CAPITAL    STRATEGIES   AST BALANCED  PRESERVATION     TRUST
                                             GROWTH ASSET     ASSET         ASSET         ASSET        BALANCED
                                              ALLOCATION    ALLOCATION    ALLOCATION    ALLOCATION      TARGET
                                              PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                             ------------  ------------  ------------  ------------  ------------
                                              01/01/2013    01/01/2013    01/01/2013    01/01/2013    01/01/2013
                                                  TO            TO            TO            TO            TO
                                              12/31/2013    12/31/2013    12/31/2013    12/31/2013    12/31/2013
                                             ------------  ------------  ------------  ------------  ------------
INVESTMENT INCOME
  Dividend income........................... $          0  $          0  $          0  $          0  $          0
                                             ------------  ------------  ------------  ------------  ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................    7,120,159     6,539,111    10,010,512     7,639,222     4,770,297
                                             ------------  ------------  ------------  ------------  ------------

NET INVESTMENT INCOME (LOSS)................   (7,120,159)   (6,539,111)  (10,010,512)   (7,639,222)   (4,770,297)
                                             ------------  ------------  ------------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......            0             0             0             0             0
  Realized gain (loss) on shares
   redeemed.................................    5,584,269     6,048,476     8,689,343     4,893,458     2,332,439
  Net change in unrealized gain (loss)
   on investments...........................   79,579,544    28,289,361    89,512,333    35,190,164    37,476,414
                                             ------------  ------------  ------------  ------------  ------------

NET GAIN (LOSS) ON INVESTMENTS..............   85,163,813    34,337,837    98,201,676    40,083,622    39,808,853
                                             ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS............................... $ 78,043,654  $ 27,798,726  $ 88,191,164  $ 32,444,400  $ 35,038,556
                                             ============  ============  ============  ============  ============


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A9

                                           SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
                              AST T. ROWE
AST PRUDENTIAL      AST          PRICE                      AST                          AST           AST
    GROWTH        ADVANCED     LARGE-CAP    AST MONEY    SMALL-CAP     AST PIMCO    INTERNATIONAL INTERNATIONAL
  ALLOCATION     STRATEGIES     GROWTH        MARKET       GROWTH     TOTAL RETURN      VALUE        GROWTH
  PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO   BOND PORTFOLIO   PORTFOLIO     PORTFOLIO
--------------  ------------  -----------  -----------  -----------  -------------- ------------- -------------
 $309,203,559   $545,108,018  $53,672,392  $17,661,148  $19,844,028   $242,502,406   $8,991,889    $17,591,175
 ------------   ------------  -----------  -----------  -----------   ------------   ----------    -----------
 $309,203,559   $545,108,018  $53,672,392  $17,661,148  $19,844,028   $242,502,406   $8,991,889    $17,591,175
 ============   ============  ===========  ===========  ===========   ============   ==========    ===========

 $309,203,559   $545,108,018  $53,672,392  $17,661,148  $19,844,028   $242,502,406   $8,991,889    $17,591,175
 ------------   ------------  -----------  -----------  -----------   ------------   ----------    -----------
 $309,203,559   $545,108,018  $53,672,392  $17,661,148  $19,844,028   $242,502,406   $8,991,889    $17,591,175
 ============   ============  ===========  ===========  ===========   ============   ==========    ===========

   23,646,310     40,149,079    3,039,941    1,860,530    1,115,396     21,554,652      729,156      1,395,954
 ============   ============  ===========  ===========  ===========   ============   ==========    ===========

   25,853,140     38,715,058    2,604,192   17,661,148      647,863     19,731,685      490,021      1,245,834
 $      11.96   $      14.08  $     20.61  $      1.00  $     30.63   $      12.29   $    18.35    $     14.12
 $258,562,126   $447,162,326  $36,313,692  $17,661,148  $14,290,906   $239,302,702   $7,315,401    $13,921,761

                                           SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
                              AST T. ROWE
AST PRUDENTIAL      AST          PRICE                      AST                          AST           AST
    GROWTH        ADVANCED     LARGE-CAP    AST MONEY    SMALL-CAP     AST PIMCO    INTERNATIONAL INTERNATIONAL
  ALLOCATION     STRATEGIES     GROWTH        MARKET       GROWTH     TOTAL RETURN      VALUE        GROWTH
  PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO   BOND PORTFOLIO   PORTFOLIO     PORTFOLIO
--------------  ------------  -----------  -----------  -----------  -------------- ------------- -------------
  01/01/2013     01/01/2013   01/01/2013    01/01/2013   01/01/2013    01/01/2013    01/01/2013    01/01/2013
      TO             TO           TO            TO           TO            TO            TO            TO
  12/31/2013     12/31/2013   12/31/2013    12/31/2013   12/31/2013    12/31/2013    12/31/2013    12/31/2013
--------------  ------------  -----------  -----------  -----------  -------------- ------------- -------------
 $          0   $          0  $         0  $         0  $         0   $          0   $        0    $         0
 ------------   ------------  -----------  -----------  -----------   ------------   ----------    -----------

    4,413,517      7,637,609      768,137      302,825      286,035      4,096,261      138,194        242,163
 ------------   ------------  -----------  -----------  -----------   ------------   ----------    -----------

   (4,413,517)    (7,637,609)    (768,137)    (302,825)    (286,035)    (4,096,261)    (138,194)      (242,163)
 ------------   ------------  -----------  -----------  -----------   ------------   ----------    -----------

            0              0            0            0            0              0            0              0
    3,858,206      3,542,645    2,345,813            0      844,672        805,216      200,371        310,553
   37,720,015     67,644,863   14,164,820            0    4,141,780     (5,685,141)   1,205,870      2,412,006
 ------------   ------------  -----------  -----------  -----------   ------------   ----------    -----------

   41,578,221     71,187,508   16,510,633            0    4,986,452     (4,879,925)   1,406,241      2,722,559
 ------------   ------------  -----------  -----------  -----------   ------------   ----------    -----------

 $ 37,164,704   $ 63,549,899  $15,742,496  $  (302,825) $ 4,700,417   $ (8,976,186)  $1,268,047    $ 2,480,396
 ============   ============  ===========  ===========  ===========   ============   ==========    ===========


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A10

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                            SUBACCOUNTS
                                             ------------------------------------------------------------------------
                                                 NVIT     AST INVESTMENT   AST WESTERN
                                              DEVELOPING    GRADE BOND   ASSET CORE PLUS    AST BOND       AST BOND
                                             MARKETS FUND   PORTFOLIO    BOND PORTFOLIO  PORTFOLIO 2018 PORTFOLIO 2019
                                             ------------ -------------- --------------- -------------- --------------
ASSETS
  Investment in the portfolios, at
   fair value...............................   $691,509    $45,742,802     $50,085,108    $21,676,106     $1,846,181
                                               --------    -----------     -----------    -----------     ----------
  Net Assets................................   $691,509    $45,742,802     $50,085,108    $21,676,106     $1,846,181
                                               ========    ===========     ===========    ===========     ==========

NET ASSETS, representing:
  Accumulation units........................   $691,509    $45,742,802     $50,085,108    $21,676,106     $1,846,181
                                               --------    -----------     -----------    -----------     ----------
                                               $691,509    $45,742,802     $50,085,108    $21,676,106     $1,846,181
                                               ========    ===========     ===========    ===========     ==========

  Units outstanding.........................     46,761      3,597,565       4,455,818      1,882,925        158,569
                                               ========    ===========     ===========    ===========     ==========

  Portfolio shares held.....................    110,819      7,158,498       4,742,908      1,803,337        187,430
  Portfolio net asset value per share.......   $   6.24    $      6.39     $     10.56    $     12.02     $     9.85
  Investment in portfolio shares, at cost...   $836,608    $45,456,857     $50,216,589    $21,372,169     $1,892,516

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                            SUBACCOUNTS
                                             ------------------------------------------------------------------------
                                                 NVIT     AST INVESTMENT   AST WESTERN
                                              DEVELOPING    GRADE BOND   ASSET CORE PLUS    AST BOND       AST BOND
                                             MARKETS FUND   PORTFOLIO    BOND PORTFOLIO  PORTFOLIO 2018 PORTFOLIO 2019
                                             ------------ -------------- --------------- -------------- --------------
                                              01/01/2013    01/01/2013     01/01/2013      01/01/2013     01/01/2013
                                                  TO            TO             TO              TO             TO
                                              12/31/2013    12/31/2013     12/31/2013      12/31/2013     12/31/2013
                                             ------------ -------------- --------------- -------------- --------------
INVESTMENT INCOME
  Dividend income...........................   $  5,525    $         0     $         0    $         0     $        0
                                               --------    -----------     -----------    -----------     ----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................      9,565      1,591,578         848,345        509,023         46,192
                                               --------    -----------     -----------    -----------     ----------

NET INVESTMENT INCOME (LOSS)................     (4,040)    (1,591,578)       (848,345)      (509,023)       (46,192)
                                               --------    -----------     -----------    -----------     ----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......          0              0               0              0              0
  Realized gain (loss) on shares
   redeemed.................................    (87,079)     3,890,220         (55,128)       345,160        (46,769)
  Net change in unrealized gain (loss)
   on investments...........................     75,349     (4,557,529)       (750,153)      (932,637)       (42,526)
                                               --------    -----------     -----------    -----------     ----------

NET GAIN (LOSS) ON INVESTMENTS..............    (11,730)      (667,309)       (805,281)      (587,477)       (89,295)
                                               --------    -----------     -----------    -----------     ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...............................   $(15,770)   $(2,258,887)    $(1,653,626)   $(1,096,500)    $ (135,487)
                                               ========    ===========     ===========    ===========     ==========


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A11

                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
AST GLOBAL     AST PARAMETRIC    AST GOLDMAN    AST SCHRODERS    AST RCM     AST J.P. MORGAN   AST GOLDMAN   AST FI PYRAMIS(R)
REAL ESTATE   EMERGING MARKETS SACHS SMALL-CAP GLOBAL TACTICAL WORLD TRENDS  GLOBAL THEMATIC  SACHS MULTI-   ASSET ALLOCATION
 PORTFOLIO    EQUITY PORTFOLIO VALUE PORTFOLIO    PORTFOLIO     PORTFOLIO       PORTFOLIO    ASSET PORTFOLIO     PORTFOLIO
-----------   ---------------- --------------- --------------- ------------  --------------- --------------- -----------------
$8,308,043      $28,799,844      $28,051,971    $258,398,168   $310,506,497   $161,360,620    $174,100,353     $188,037,914
----------      -----------      -----------    ------------   ------------   ------------    ------------     ------------
$8,308,043      $28,799,844      $28,051,971    $258,398,168   $310,506,497   $161,360,620    $174,100,353     $188,037,914
==========      ===========      ===========    ============   ============   ============    ============     ============

$8,308,043      $28,799,844      $28,051,971    $258,398,168   $310,506,497   $161,360,620    $174,100,353     $188,037,914
----------      -----------      -----------    ------------   ------------   ------------    ------------     ------------
$8,308,043      $28,799,844      $28,051,971    $258,398,168   $310,506,497   $161,360,620    $174,100,353     $188,037,914
==========      ===========      ===========    ============   ============   ============    ============     ============

   613,744        2,763,267        1,579,151      18,973,941     25,217,742     12,110,019      14,492,570       13,957,675
==========      ===========      ===========    ============   ============   ============    ============     ============

   844,313        3,210,685        1,668,767      18,457,012     27,024,064     12,836,963      14,969,936       14,935,498
$     9.84      $      8.97      $     16.81    $      14.00   $      11.49   $      12.57    $      11.63     $      12.59
$7,425,712      $27,549,490      $19,263,908    $209,869,482   $270,001,883   $133,855,029    $154,388,305     $154,036,567

                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
AST GLOBAL     AST PARAMETRIC    AST GOLDMAN    AST SCHRODERS    AST RCM     AST J.P. MORGAN   AST GOLDMAN   AST FI PYRAMIS(R)
REAL ESTATE   EMERGING MARKETS SACHS SMALL-CAP GLOBAL TACTICAL WORLD TRENDS  GLOBAL THEMATIC  SACHS MULTI-   ASSET ALLOCATION
 PORTFOLIO    EQUITY PORTFOLIO VALUE PORTFOLIO    PORTFOLIO     PORTFOLIO       PORTFOLIO    ASSET PORTFOLIO     PORTFOLIO
-----------   ---------------- --------------- --------------- ------------  --------------- --------------- -----------------
01/01/2013       01/01/2013      01/01/2013      01/01/2013     01/01/2013     01/01/2013      01/01/2013       01/01/2013
    TO               TO              TO              TO             TO             TO              TO               TO
12/31/2013       12/31/2013      12/31/2013      12/31/2013     12/31/2013     12/31/2013      12/31/2013       12/31/2013
-----------   ---------------- --------------- --------------- ------------  --------------- --------------- -----------------
$        0      $         0      $         0    $          0   $          0   $          0    $          0     $          0
----------      -----------      -----------    ------------   ------------   ------------    ------------     ------------

   135,962          449,778          409,270       3,656,860      4,392,593      2,247,596       2,497,869        2,589,910
----------      -----------      -----------    ------------   ------------   ------------    ------------     ------------

  (135,962)        (449,778)        (409,270)     (3,656,860)    (4,392,593)    (2,247,596)     (2,497,869)      (2,589,910)
----------      -----------      -----------    ------------   ------------   ------------    ------------     ------------

         0                0                0               0              0              0               0                0
   314,744          (20,396)       1,342,601       2,762,692      1,943,516      1,376,566       1,560,481        1,830,552
   (91,923)        (205,550)       6,577,506      34,133,496     30,323,013     19,425,025      12,828,056       25,405,185
----------      -----------      -----------    ------------   ------------   ------------    ------------     ------------

   222,821         (225,946)       7,920,107      36,896,188     32,266,529     20,801,591      14,388,537       27,235,737
----------      -----------      -----------    ------------   ------------   ------------    ------------     ------------

$   86,859      $  (675,724)     $ 7,510,837    $ 33,239,328   $ 27,873,936   $ 18,553,995    $ 11,890,668     $ 24,645,827
==========      ===========      ===========    ============   ============   ============    ============     ============


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A12

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                       SUBACCOUNTS
                                               -----------------------------------------------------------
                                               PROFUND VP   PROFUND VP
                                                CONSUMER  CONSUMER GOODS PROFUND VP PROFUND VP  PROFUND VP
                                                SERVICES    PORTFOLIO    FINANCIALS HEALTH CARE INDUSTRIALS
                                               ---------- -------------- ---------- ----------- -----------
ASSETS
  Investment in the portfolios, at fair value.  $388,263     $220,790     $409,244   $399,481    $255,247
                                                --------     --------     --------   --------    --------
  Net Assets..................................  $388,263     $220,790     $409,244   $399,481    $255,247
                                                ========     ========     ========   ========    ========

NET ASSETS, representing:
  Accumulation units..........................  $388,263     $220,790     $409,244   $399,481    $255,247
                                                --------     --------     --------   --------    --------
                                                $388,263     $220,790     $409,244   $399,481    $255,247
                                                ========     ========     ========   ========    ========

  Units outstanding...........................    20,737       14,254       46,130     23,220      18,665
                                                ========     ========     ========   ========    ========

  Portfolio shares held.......................     6,800        4,316       14,626      7,725       4,458
  Portfolio net asset value per share.........  $  57.10     $  51.16     $  27.98   $  51.71    $  57.26
  Investment in portfolio shares, at cost.....  $217,488     $139,604     $261,090   $236,904    $156,629

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                       SUBACCOUNTS
                                               -----------------------------------------------------------
                                               PROFUND VP   PROFUND VP
                                                CONSUMER  CONSUMER GOODS PROFUND VP PROFUND VP  PROFUND VP
                                                SERVICES    PORTFOLIO    FINANCIALS HEALTH CARE INDUSTRIALS
                                               ---------- -------------- ---------- ----------- -----------
                                               01/01/2013   01/01/2013   01/01/2013 01/01/2013  01/01/2013
                                                   TO           TO           TO         TO          TO
                                               12/31/2013   12/31/2013   12/31/2013 12/31/2013  12/31/2013
                                               ---------- -------------- ---------- ----------- -----------
INVESTMENT INCOME
  Dividend income.............................  $    981     $  2,668     $  2,095   $  1,513    $  1,732
                                                --------     --------     --------   --------    --------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and
   for administration.........................     5,652        4,622        7,339      6,405       4,691
                                                --------     --------     --------   --------    --------

NET INVESTMENT INCOME (LOSS)..................    (4,671)      (1,954)      (5,244)    (4,892)     (2,959)
                                                --------     --------     --------   --------    --------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........     1,112            0            0          0           0
  Realized gain (loss) on shares redeemed.....    45,531       55,412       70,592     61,008      58,663
  Net change in unrealized gain (loss)
   on investments.............................    77,842       18,758       60,686     77,435      37,845
                                                --------     --------     --------   --------    --------

NET GAIN (LOSS) ON INVESTMENTS................   124,485       74,170      131,278    138,443      96,508
                                                --------     --------     --------   --------    --------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS..................  $119,814     $ 72,216     $126,034   $133,551    $ 93,549
                                                ========     ========     ========   ========    ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A13

                                    SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------
PROFUND VP PROFUND VP             PROFUND VP PROFUND VP                               PROFUND VP
 MID-CAP    MID-CAP   PROFUND VP  SMALL-CAP  SMALL-CAP      PROFUND VP     PROFUND VP LARGE-CAP
  GROWTH     VALUE    REAL ESTATE   GROWTH     VALUE    TELECOMMUNICATIONS UTILITIES    GROWTH
---------- ---------- ----------- ---------- ---------- ------------------ ---------- ----------
 $89,900    $53,848    $144,154    $86,523    $15,436        $174,197       $183,633   $48,108
 -------    -------    --------    -------    -------        --------       --------   -------
 $89,900    $53,848    $144,154    $86,523    $15,436        $174,197       $183,633   $48,108
 =======    =======    ========    =======    =======        ========       ========   =======

 $89,900    $53,848    $144,154    $86,523    $15,436        $174,197       $183,633   $48,108
 -------    -------    --------    -------    -------        --------       --------   -------
 $89,900    $53,848    $144,154    $86,523    $15,436        $174,197       $183,633   $48,108
 =======    =======    ========    =======    =======        ========       ========   =======

   6,011      3,842      14,357      5,388      1,026          15,616         17,553     3,468
 =======    =======    ========    =======    =======        ========       ========   =======

   1,797      1,407       2,825      2,011        369          19,863          5,235       948
 $ 50.03    $ 38.26    $  51.03    $ 43.02    $ 41.78        $   8.77       $  35.08   $ 50.75
 $61,403    $32,812    $124,394    $70,773    $ 8,764        $148,852       $157,962   $35,181


                                    SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------
PROFUND VP PROFUND VP             PROFUND VP PROFUND VP                               PROFUND VP
 MID-CAP    MID-CAP   PROFUND VP  SMALL-CAP  SMALL-CAP      PROFUND VP     PROFUND VP LARGE-CAP
  GROWTH     VALUE    REAL ESTATE   GROWTH     VALUE    TELECOMMUNICATIONS UTILITIES    GROWTH
---------- ---------- ----------- ---------- ---------- ------------------ ---------- ----------
01/01/2013 01/01/2013 01/01/2013  01/01/2013 01/01/2013     01/01/2013     01/01/2013 01/01/2013
    TO         TO         TO          TO         TO             TO             TO         TO
12/31/2013 12/31/2013 12/31/2013  12/31/2013 12/31/2013     12/31/2013     12/31/2013 12/31/2013
---------- ---------- ----------- ---------- ---------- ------------------ ---------- ----------

 $     0    $   228    $  1,994    $     0    $    44        $  7,582       $  5,991   $   190
 -------    -------    --------    -------    -------        --------       --------   -------


   1,770        998       2,206        695        298           3,838          3,525       791
 -------    -------    --------    -------    -------        --------       --------   -------

  (1,770)      (770)       (212)      (695)      (254)          3,744          2,466      (601)
 -------    -------    --------    -------    -------        --------       --------   -------

       0          0           0      2,094          0          11,477              0         0
  17,585     11,348       5,171      2,347      4,279          16,444         12,853     4,946
  13,069      7,229      (6,614)    11,025      2,153         (10,214)         8,706     7,935
 -------    -------    --------    -------    -------        --------       --------   -------

  30,654     18,577      (1,443)    15,466      6,432          17,707         21,559    12,881
 -------    -------    --------    -------    -------        --------       --------   -------

 $28,884    $17,807    $ (1,655)   $14,771    $ 6,178        $ 21,451       $ 24,025   $12,280
 =======    =======    ========    =======    =======        ========       ========   =======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A14

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                          SUBACCOUNTS
                                               ----------------------------------------------------------------
                                                                            AST          AST
                                                                          JENNISON     JENNISON
                                               PROFUND VP                LARGE-CAP    LARGE-CAP
                                               LARGE-CAP     AST BOND      VALUE        GROWTH       AST BOND
                                                 VALUE    PORTFOLIO 2020 PORTFOLIO    PORTFOLIO   PORTFOLIO 2017
                                               ---------- -------------- ----------  -----------  --------------
ASSETS
  Investment in the portfolios, at fair value.  $73,442     $4,466,866   $9,817,337  $14,244,657   $13,346,346
                                                -------     ----------   ----------  -----------   -----------
  Net Assets..................................  $73,442     $4,466,866   $9,817,337  $14,244,657   $13,346,346
                                                =======     ==========   ==========  ===========   ===========

NET ASSETS, representing:
  Accumulation units..........................  $73,442     $4,466,866   $9,817,337  $14,244,657   $13,346,346
                                                -------     ----------   ----------  -----------   -----------
                                                $73,442     $4,466,866   $9,817,337  $14,244,657   $13,346,346
                                                =======     ==========   ==========  ===========   ===========

  Units outstanding...........................    6,313        380,207      694,120      878,717     1,176,979
                                                =======     ==========   ==========  ===========   ===========

  Portfolio shares held.......................    2,091        723,965      592,834      743,846     1,121,542
  Portfolio net asset value per share.........  $ 35.13     $     6.17   $    16.56  $     19.15   $     11.90
  Investment in portfolio shares, at cost.....  $47,756     $4,538,149   $7,596,542  $10,224,200   $13,113,871

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                          SUBACCOUNTS
                                               ----------------------------------------------------------------
                                                                            AST          AST
                                                                          JENNISON     JENNISON
                                               PROFUND VP                LARGE-CAP    LARGE-CAP
                                               LARGE-CAP     AST BOND      VALUE        GROWTH       AST BOND
                                                 VALUE    PORTFOLIO 2020 PORTFOLIO    PORTFOLIO   PORTFOLIO 2017
                                               ---------- -------------- ----------  -----------  --------------
                                               01/01/2013   01/01/2013   01/01/2013   01/01/2013    01/01/2013
                                                   TO           TO           TO           TO            TO
                                               12/31/2013   12/31/2013   12/31/2013   12/31/2013    12/31/2013
                                               ---------- -------------- ----------  -----------  --------------
INVESTMENT INCOME
  Dividend income.............................  $   705     $        0   $        0  $         0   $         0
                                                -------     ----------   ----------  -----------   -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and
   for administration.........................    1,188         37,837      134,368      207,206       392,468
                                                -------     ----------   ----------  -----------   -----------

NET INVESTMENT INCOME (LOSS)..................     (483)       (37,837)    (134,368)    (207,206)     (392,468)
                                                -------     ----------   ----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........        0              0            0            0             0
  Realized gain (loss) on shares redeemed.....    7,019        (25,305)     315,860      542,839       457,506
  Net change in unrealized gain (loss)
   on investments.............................   12,858        (66,186)   1,769,724    3,319,379      (743,479)
                                                -------     ----------   ----------  -----------   -----------

NET GAIN (LOSS) ON INVESTMENTS................   19,877        (91,491)   2,085,584    3,862,218      (285,973)
                                                -------     ----------   ----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS..................  $19,394     $ (129,328)  $1,951,216  $ 3,655,012   $  (678,441)
                                                =======     ==========   ==========  ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A15

                                                   SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                WELLS FARGO
                ADVANTAGE VT   WELLS FARGO     WELLS FARGO                                                      WELLS FARGO
               INTERNATIONAL   ADVANTAGE VT   ADVANTAGE VT                  AST QUANTITATIVE   AST BLACKROCK    ADVANTAGE VT
   AST BOND        EQUITY      OMEGA GROWTH  SMALL CAP VALUE    AST BOND        MODELING     GLOBAL STRATEGIES  OPPORTUNITY
PORTFOLIO 2021 FUND - CLASS 1 FUND - CLASS 1 FUND - CLASS 1  PORTFOLIO 2022    PORTFOLIO         PORTFOLIO     FUND - CLASS 1
-------------- -------------- -------------- --------------- -------------- ---------------- ----------------- --------------
 $ 8,756,222      $52,413        $317,617        $65,337      $12,611,489       $425,252       $117,339,292       $175,154
 -----------      -------        --------        -------      -----------       --------       ------------       --------
 $ 8,756,222      $52,413        $317,617        $65,337      $12,611,489       $425,252       $117,339,292       $175,154
 ===========      =======        ========        =======      ===========       ========       ============       ========

 $ 8,756,222      $52,413        $317,617        $65,337      $12,611,489       $425,252       $117,339,292       $175,154
 -----------      -------        --------        -------      -----------       --------       ------------       --------
 $ 8,756,222      $52,413        $317,617        $65,337      $12,611,489       $425,252       $117,339,292       $175,154
 ===========      =======        ========        =======      ===========       ========       ============       ========

     732,246        3,230         106,550          4,760        1,150,052         35,927         10,679,775         11,158
 ===========      =======        ========        =======      ===========       ========       ============       ========

     673,038        9,564           9,689          6,095        1,080,676         34,129         10,247,973          6,708
 $     13.01      $  5.48        $  32.78        $ 10.72      $     11.67       $  12.46       $      11.45       $  26.11
 $ 8,807,103      $45,272        $196,166        $45,242      $13,243,836       $397,395       $102,997,136       $111,174


                                                   SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                WELLS FARGO
                ADVANTAGE VT   WELLS FARGO     WELLS FARGO                                                      WELLS FARGO
               INTERNATIONAL   ADVANTAGE VT   ADVANTAGE VT                  AST QUANTITATIVE   AST BLACKROCK    ADVANTAGE VT
   AST BOND        EQUITY      OMEGA GROWTH  SMALL CAP VALUE    AST BOND        MODELING     GLOBAL STRATEGIES  OPPORTUNITY
PORTFOLIO 2021 FUND - CLASS 1 FUND - CLASS 1 FUND - CLASS 1  PORTFOLIO 2022    PORTFOLIO         PORTFOLIO     FUND - CLASS 1
-------------- -------------- -------------- --------------- -------------- ---------------- ----------------- --------------
  01/01/2013     01/01/2013     01/01/2013     01/01/2013      01/01/2013      01/01/2013       01/01/2013       01/01/2013
      TO             TO             TO             TO              TO              TO               TO               TO
  12/31/2013     12/31/2013     12/31/2013     12/31/2013      12/31/2013      12/31/2013       12/31/2013       12/31/2013
-------------- -------------- -------------- --------------- -------------- ---------------- ----------------- --------------
 $         0      $ 1,200        $  1,074        $   618      $         0       $      0       $          0       $    715
 -----------      -------        --------        -------      -----------       --------       ------------       --------



     367,038        2,200           5,724          1,084          372,692          2,120          1,679,417          3,013
 -----------      -------        --------        -------      -----------       --------       ------------       --------

    (367,038)      (1,000)         (4,650)          (466)        (372,692)        (2,120)        (1,679,417)        (2,298)
 -----------      -------        --------        -------      -----------       --------       ------------       --------

           0        2,489          22,144              0                0              0                  0              0
   1,029,654       19,581          51,518          1,813          205,197          6,049            763,114         20,672
  (2,044,559)      (2,707)         35,658          6,670       (1,835,272)        23,479          9,898,160         27,537
 -----------      -------        --------        -------      -----------       --------       ------------       --------

  (1,014,905)      19,363         109,320          8,483       (1,630,075)        29,528         10,661,274         48,209
 -----------      -------        --------        -------      -----------       --------       ------------       --------

 $(1,381,943)     $18,363        $104,670        $ 8,017      $(2,002,767)      $ 27,408       $  8,981,857       $ 45,911
 ===========      =======        ========        =======      ===========       ========       ============       ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A16

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                            SUBACCOUNTS
                                          ------------------------------------------------------------------------------
                                                                                          AST FRANKLIN        AST NEW
                                          AST PRUDENTIAL AST NEUBERGER                 TEMPLETON FOUNDING DISCOVERY ASSET
                                            CORE BOND     BERMAN CORE      AST BOND     FUNDS ALLOCATION    ALLOCATION
                                            PORTFOLIO    BOND PORTFOLIO PORTFOLIO 2023     PORTFOLIO         PORTFOLIO
                                          -------------- -------------- -------------- ------------------ ---------------
ASSETS
  Investment in the portfolios, at fair
   value.................................   $7,694,095     $5,831,901    $34,013,364      $280,960,445      $39,475,781
                                            ----------     ----------    -----------      ------------      -----------
  Net Assets.............................   $7,694,095     $5,831,901    $34,013,364      $280,960,445      $39,475,781
                                            ==========     ==========    ===========      ============      ===========

NET ASSETS, representing:
  Accumulation units.....................   $7,694,095     $5,831,901    $34,013,364      $280,960,445      $39,475,781
                                            ----------     ----------    -----------      ------------      -----------
                                            $7,694,095     $5,831,901    $34,013,364      $280,960,445      $39,475,781
                                            ==========     ==========    ===========      ============      ===========

  Units outstanding......................      751,047        588,050      3,733,052        21,361,537        3,287,594
                                            ==========     ==========    ===========      ============      ===========

  Portfolio shares held..................      728,607        566,754      3,576,589        20,765,739        3,219,884
  Portfolio net asset value per share....   $    10.56     $    10.29    $      9.51      $      13.53      $     12.26
  Investment in portfolio shares,
   at cost...............................   $7,699,103     $5,857,453    $35,017,028      $224,821,224      $33,785,611

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                            SUBACCOUNTS
                                          ------------------------------------------------------------------------------
                                                                                          AST FRANKLIN        AST NEW
                                          AST PRUDENTIAL AST NEUBERGER                 TEMPLETON FOUNDING DISCOVERY ASSET
                                            CORE BOND     BERMAN CORE      AST BOND     FUNDS ALLOCATION    ALLOCATION
                                            PORTFOLIO    BOND PORTFOLIO PORTFOLIO 2023     PORTFOLIO         PORTFOLIO
                                          -------------- -------------- -------------- ------------------ ---------------
                                            01/01/2013     01/01/2013     01/01/2013       01/01/2013       01/01/2013
                                                TO             TO             TO               TO               TO
                                            12/31/2013     12/31/2013     12/31/2013       12/31/2013       12/31/2013
                                          -------------- -------------- -------------- ------------------ ---------------
INVESTMENT INCOME
  Dividend income........................   $        0     $        0    $         0      $          0      $         0
                                            ----------     ----------    -----------      ------------      -----------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration...........      110,946         66,172        475,320         4,206,332          514,748
                                            ----------     ----------    -----------      ------------      -----------

NET INVESTMENT INCOME (LOSS).............     (110,946)       (66,172)      (475,320)       (4,206,332)        (514,748)
                                            ----------     ----------    -----------      ------------      -----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received...            0              0              0                 0                0
  Realized gain (loss) on shares
   redeemed..............................       14,283         (1,583)      (927,982)        2,723,691          619,730
  Net change in unrealized gain (loss)
   on investments........................     (183,306)      (105,926)    (1,038,596)       52,339,337        4,854,216
                                            ----------     ----------    -----------      ------------      -----------

NET GAIN (LOSS) ON
   INVESTMENTS...........................     (169,023)      (107,509)    (1,966,578)       55,063,028        5,473,946
                                            ----------     ----------    -----------      ------------      -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS............................   $ (279,969)    $ (173,681)   $(2,441,898)     $ 50,856,696      $ 4,959,198
                                            ==========     ==========    ===========      ============      ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A17

                                               SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
 AST WESTERN                                     AST AQR                        AST QMA         AST
ASSET EMERGING     AST MFS                       EMERGING    AST CLEARBRIDGE    EMERGING    MULTI-SECTOR AST BLACKROCK
 MARKETS DEBT     LARGE-CAP       AST BOND    MARKETS EQUITY DIVIDEND GROWTH MARKETS EQUITY FIXED INCOME  ISHARES ETF
  PORTFOLIO    VALUE PORTFOLIO PORTFOLIO 2024   PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
-------------- --------------- -------------- -------------- --------------- -------------- ------------ -------------
   $111,451      $1,362,331      $9,045,040      $52,724       $1,894,900       $13,293     $97,295,105   $7,677,158
   --------      ----------      ----------      -------       ----------       -------     -----------   ----------
   $111,451      $1,362,331      $9,045,040      $52,724       $1,894,900       $13,293     $97,295,105   $7,677,158
   ========      ==========      ==========      =======       ==========       =======     ===========   ==========

   $111,451      $1,362,331      $9,045,040      $52,724       $1,894,900       $13,293     $97,295,105   $7,677,158
   --------      ----------      ----------      -------       ----------       -------     -----------   ----------
   $111,451      $1,362,331      $9,045,040      $52,724       $1,894,900       $13,293     $97,295,105   $7,677,158
   ========      ==========      ==========      =======       ==========       =======     ===========   ==========

     11,864         101,261       1,035,240        5,217          162,540         1,383      10,227,971      731,026
   ========      ==========      ==========      =======       ==========       =======     ===========   ==========
     11,610          98,720       1,015,156        5,149          160,177         1,365      10,061,541      722,896
   $   9.60      $    13.80      $     8.91      $ 10.24       $    11.83       $  9.74     $      9.67   $    10.62

   $119,155      $1,219,897      $9,313,298      $52,259       $1,749,637       $12,681     $96,550,799   $7,341,729


                                               SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
 AST WESTERN                                     AST AQR                        AST QMA         AST
ASSET EMERGING     AST MFS                       EMERGING    AST CLEARBRIDGE    EMERGING    MULTI-SECTOR AST BLACKROCK
 MARKETS DEBT     LARGE-CAP       AST BOND    MARKETS EQUITY DIVIDEND GROWTH MARKETS EQUITY FIXED INCOME  ISHARES ETF
  PORTFOLIO    VALUE PORTFOLIO PORTFOLIO 2024   PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
-------------- --------------- -------------- -------------- --------------- -------------- ------------ -------------
  01/01/2013     01/01/2013     01/02/2013*    02/25/2013*     02/25/2013*    02/25/2013*   02/25/2013*   04/29/2013*
      TO             TO              TO             TO             TO              TO            TO           TO
  12/31/2013     12/31/2013      12/31/2013     12/31/2013     12/31/2013      12/31/2013    12/31/2013   12/31/2013
-------------- --------------- -------------- -------------- --------------- -------------- ------------ -------------

   $      0      $        0      $        0      $     0       $        0       $     0     $         0   $        0
   --------      ----------      ----------      -------       ----------       -------     -----------   ----------

      1,317           9,730         105,731          208           11,171            75         463,989       41,833
   --------      ----------      ----------      -------       ----------       -------     -----------   ----------

     (1,317)         (9,730)       (105,731)        (208)         (11,171)          (75)       (463,989)     (41,833)
   --------      ----------      ----------      -------       ----------       -------     -----------   ----------

          0               0               0            0                0             0               0            0
       (249)         12,759        (250,204)          (5)           3,153             4           3,693       15,329
     (8,278)        142,201        (268,258)         465          145,263           612         744,306      335,429
   --------      ----------      ----------      -------       ----------       -------     -----------   ----------

     (8,527)        154,960        (518,462)         460          148,416           616         747,999      350,758
   --------      ----------      ----------      -------       ----------       -------     -----------   ----------

   $ (9,844)     $  145,230      $ (624,193)     $   252       $  137,245       $   541     $   284,010   $  308,925
   ========      ==========      ==========      =======       ==========       =======     ===========   ==========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A18

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                                   SUBACCOUNTS
                                                           -----------------------------------------------------------
                                                               AST FRANKLIN           AST
                                                            TEMPLETON FOUNDING  DEFENSIVE ASSET   AST AQR     AST QMA
                                                                FUNDS PLUS        ALLOCATION     LARGE-CAP   LARGE-CAP
                                                                PORTFOLIO          PORTFOLIO     PORTFOLIO   PORTFOLIO
                                                           -------------------- --------------- ----------- -----------
ASSETS
  Investment in the portfolios, at fair value.............     $21,750,058        $7,549,798     $857,289     $3,472
                                                               -----------        ----------     --------     ------
  Net Assets..............................................     $21,750,058        $7,549,798     $857,289     $3,472
                                                               ===========        ==========     ========     ======

NET ASSETS, representing:
  Accumulation units......................................     $21,750,058        $7,549,798     $857,289     $3,472
                                                               -----------        ----------     --------     ------
                                                               $21,750,058        $7,549,798     $857,289     $3,472
                                                               ===========        ==========     ========     ======

  Units outstanding.......................................       2,010,639           779,127       73,551        297
                                                               ===========        ==========     ========     ======

  Portfolio shares held...................................       1,988,122           770,388       72,837        294
  Portfolio net asset value per share.....................     $     10.94        $     9.80     $  11.77     $11.81
  Investment in portfolio shares, at cost.................     $20,500,782        $7,425,775     $825,434     $3,028

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                                   SUBACCOUNTS
                                                           -----------------------------------------------------------
                                                                                      AST
                                                               AST FRANKLIN     DEFENSIVE ASSET   AST AQR     AST QMA
                                                            TEMPLETON FOUNDING    ALLOCATION     LARGE-CAP   LARGE-CAP
                                                           FUNDS PLUS PORTFOLIO    PORTFOLIO     PORTFOLIO   PORTFOLIO
                                                           -------------------- --------------- ----------- -----------
                                                               04/29/2013*        04/29/2013*   04/29/2013* 04/29/2013*
                                                                    TO                TO            TO          TO
                                                                12/31/2013        12/31/2013    12/31/2013  12/31/2013
                                                           -------------------- --------------- ----------- -----------
INVESTMENT INCOME
  Dividend income.........................................     $         0        $        0     $      0     $    0
                                                               -----------        ----------     --------     ------

EXPENSES
  Charges to contract owners for assuming mortality risk
   and expense risk and for administration................         126,281            45,980        1,191         16
                                                               -----------        ----------     --------     ------

NET INVESTMENT INCOME (LOSS)..............................        (126,281)          (45,980)      (1,191)       (16)
                                                               -----------        ----------     --------     ------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
  Capital gains distributions received....................               0                 0            0          0
  Realized gain (loss) on shares redeemed.................          55,093            16,653        5,893          1
  Net change in unrealized gain (loss) on investments.....       1,249,276           124,024       31,855        444
                                                               -----------        ----------     --------     ------

NET GAIN (LOSS) ON INVESTMENTS............................       1,304,369           140,677       37,748        445
                                                               -----------        ----------     --------     ------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS..............................     $ 1,178,088        $   94,697     $ 36,557     $  429
                                                               ===========        ==========     ========     ======

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A19

                     [THIS PAGE INTENTIONALLY LEFT BLANK]



                                      A20

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                          SUBACCOUNTS
                                         ------------------------------------------------------------------------------
                                          PRUDENTIAL MONEY MARKET  PRUDENTIAL DIVERSIFIED BOND     PRUDENTIAL EQUITY
                                                 PORTFOLIO                 PORTFOLIO                   PORTFOLIO
                                         ------------------------  --------------------------  ------------------------
                                          01/01/2013   01/01/2012   01/01/2013    01/01/2012    01/01/2013   01/01/2012
                                              TO           TO           TO            TO            TO           TO
                                          12/31/2013   12/31/2012   12/31/2013    12/31/2012    12/31/2013   12/31/2012
                                         -----------  -----------  -----------   -----------   -----------  -----------
OPERATIONS
  Net investment income (loss).......... $  (208,094) $  (244,781) $   616,036   $   776,897   $  (308,180) $  (174,609)
  Capital gains distributions
   received.............................           0            0      678,509     1,139,718             0            0
  Realized gain (loss) on shares
   redeemed.............................           0            0       91,016       255,645       577,503      (25,831)
  Net change in unrealized gain (loss)
   on investments.......................           0            0   (1,892,458)      121,486     5,696,969    2,600,794
                                         -----------  -----------  -----------   -----------   -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................    (208,094)    (244,781)    (506,897)    2,293,746     5,966,292    2,400,354
                                         -----------  -----------  -----------   -----------   -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........     410,663      160,466      114,656       106,299        60,701      177,261
  Annuity Payments......................     (50,713)    (236,935)    (273,336)     (241,759)     (618,851)     (67,725)
  Surrenders, withdrawals and death
   benefits.............................  (2,916,653)  (4,867,505)  (2,502,394)   (2,914,577)   (2,039,218)  (2,303,729)
  Net transfers between other
   subaccounts or fixed rate option.....   1,577,941    1,717,959      279,487      (162,581)     (799,631)    (167,042)
  Other charges.........................      (9,561)     (11,115)      (8,609)      (10,221)      (15,587)     (17,184)
                                         -----------  -----------  -----------   -----------   -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................    (988,323)  (3,237,130)  (2,390,196)   (3,222,839)   (3,412,586)  (2,378,419)
                                         -----------  -----------  -----------   -----------   -----------  -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................  (1,196,417)  (3,481,911)  (2,897,093)     (929,093)    2,553,706       21,935

NET ASSETS
  Beginning of period...................  15,400,747   18,882,658   25,549,699    26,478,792    20,375,085   20,353,150
                                         -----------  -----------  -----------   -----------   -----------  -----------
  End of period......................... $14,204,330  $15,400,747  $22,652,606   $25,549,699   $22,928,791  $20,375,085
                                         ===========  ===========  ===========   ===========   ===========  ===========

  Beginning units.......................  12,368,609   15,081,905   10,432,889    11,804,540     9,808,349   11,025,380
                                         -----------  -----------  -----------   -----------   -----------  -----------
  Units issued..........................   3,662,696    4,076,923      518,837       295,489       221,314      254,562
  Units redeemed........................  (4,264,425)  (6,790,219)  (1,503,715)   (1,667,140)   (1,670,167)  (1,471,593)
                                         -----------  -----------  -----------   -----------   -----------  -----------
  Ending units..........................  11,766,880   12,368,609    9,448,011    10,432,889     8,359,496    9,808,349
                                         ===========  ===========  ===========   ===========   ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A21

                                       SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------
    PRUDENTIAL VALUE        PRUDENTIAL HIGH YIELD BOND  PRUDENTIAL STOCK INDEX      PRUDENTIAL GLOBAL
        PORTFOLIO                   PORTFOLIO                  PORTFOLIO                PORTFOLIO
------------------------    ------------------------   ------------------------  ----------------------
 01/01/2013   01/01/2012     01/01/2013    01/01/2012   01/01/2013   01/01/2012  01/01/2013  01/01/2012
     TO           TO             TO            TO           TO           TO          TO          TO
 12/31/2013   12/31/2012     12/31/2013    12/31/2012   12/31/2013   12/31/2012  12/31/2013  12/31/2012
-----------  -----------    -----------   -----------  -----------  -----------  ----------  ----------
$  (446,986) $  (141,914)   $ 1,026,486   $ 1,169,875  $  (354,273) $    61,141  $  (85,768) $    9,624
          0            0              0             0            0       73,521           0           0
    684,335     (455,486)        26,504       (80,810)   1,058,361      348,859     105,848     (10,604)
  7,995,831    4,147,124        113,048     1,483,484    5,763,442    2,762,567   1,335,550     815,282
-----------  -----------    -----------   -----------  -----------  -----------  ----------  ----------

  8,233,180    3,549,724      1,166,038     2,572,549    6,467,530    3,246,088   1,355,630     814,302
-----------  -----------    -----------   -----------  -----------  -----------  ----------  ----------

    289,308      122,033        379,835       142,922      203,781       95,987      25,982      10,832
 (1,045,118)     (63,221)      (185,256)     (103,176)    (708,046)     (96,699)     (5,637)     (3,155)
 (3,477,690)  (3,408,357)    (2,436,465)   (2,876,057)  (2,677,066)  (3,121,466)   (558,080)   (555,958)
 (1,056,901)    (545,885)       295,649       (91,404)    (736,756)    (678,269)    (70,876)    (52,465)
    (36,406)     (39,526)       (23,289)      (25,837)     (24,457)     (26,136)     (5,645)     (6,446)
-----------  -----------    -----------   -----------  -----------  -----------  ----------  ----------

 (5,326,807)  (3,934,956)    (1,969,526)   (2,953,552)  (3,942,544)  (3,826,583)   (614,256)   (607,192)
-----------  -----------    -----------   -----------  -----------  -----------  ----------  ----------

  2,906,373     (385,232)      (803,488)     (381,003)   2,524,986     (580,495)    741,374     207,110

 28,401,782   28,787,014     21,224,146    21,605,149   23,537,089   24,117,584   5,575,078   5,367,968
-----------  -----------    -----------   -----------  -----------  -----------  ----------  ----------
$31,308,155  $28,401,782    $20,420,658   $21,224,146  $26,062,075  $23,537,089  $6,316,452  $5,575,078
===========  ===========    ===========   ===========  ===========  ===========  ==========  ==========

 12,843,377   14,821,037      5,736,847     6,482,108   12,163,692   14,344,274   3,127,004   3,495,084
-----------  -----------    -----------   -----------  -----------  -----------  ----------  ----------
    441,790      350,567        312,207       274,094      813,708      932,935      62,022      44,103
 (2,581,714)  (2,328,227)      (839,773)   (1,019,355)  (2,701,120)  (3,113,517)   (355,521)   (412,183)
-----------  -----------    -----------   -----------  -----------  -----------  ----------  ----------
 10,703,453   12,843,377      5,209,281     5,736,847   10,276,280   12,163,692   2,833,505   3,127,004
===========  ===========    ===========   ===========  ===========  ===========  ==========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A22

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                        SUBACCOUNTS
                                         ---------------------------------------------------------------------------
                                                                         PRUDENTIAL                T. ROWE PRICE
                                            PRUDENTIAL JENNISON    SMALL CAPITALIZATION STOCK   INTERNATIONAL STOCK
                                                 PORTFOLIO                PORTFOLIO                  PORTFOLIO
                                         ------------------------  -------------------------  ----------------------
                                          01/01/2013   01/01/2012  01/01/2013    01/01/2012   01/01/2013  01/01/2012
                                              TO           TO          TO            TO           TO          TO
                                          12/31/2013   12/31/2012  12/31/2013    12/31/2012   12/31/2013  12/31/2012
                                         -----------  -----------  ----------    ----------   ----------  ----------
OPERATIONS
  Net investment income (loss).......... $  (366,288) $  (317,078) $  (69,741)   $  (35,180)  $  (10,441) $   (2,031)
  Capital gains distributions
   received.............................           0            0           0       228,962            0           0
  Realized gain (loss) on shares
   redeemed.............................   1,030,399      592,328     279,637        64,391       14,533      (2,769)
  Net change in unrealized gain (loss)
   on investments.......................   7,252,782    3,102,356   1,436,294       349,869      225,814     277,759
                                         -----------  -----------   ----------   ----------   ----------  ----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................   7,916,893    3,377,606   1,646,190       608,042      229,906     272,959
                                         -----------  -----------   ----------   ----------   ----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........      88,894       88,956      11,121        20,985          367       5,674
  Annuity Payments......................     (84,465)     (53,740)    (10,601)       (6,444)           0     (18,270)
  Surrenders, withdrawals and death
   benefits.............................  (2,610,107)  (2,661,043)   (707,194)     (479,516)    (146,811)   (119,315)
  Net transfers between other
   subaccounts or fixed rate
   option...............................    (420,659)    (615,752)        970      (181,263)     117,959      42,640
  Other charges.........................     (21,051)     (23,464)     (1,926)       (2,089)        (548)       (666)
                                         -----------  -----------   ----------   ----------   ----------  ----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................  (3,047,388)  (3,265,043)   (707,630)     (648,327)     (29,033)    (89,937)
                                         -----------  -----------   ----------   ----------   ----------  ----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   4,869,505      112,563     938,560       (40,285)     200,873     183,022

NET ASSETS
  Beginning of period...................  23,688,274   23,575,711   4,435,232     4,475,517    1,837,735   1,654,713
                                         -----------  -----------   ----------   ----------   ----------  ----------
  End of period......................... $28,557,779  $23,688,274  $5,373,792    $4,435,232   $2,038,608  $1,837,735
                                         ===========  ===========   ==========   ==========   ==========  ==========

  Beginning units.......................  11,490,600   13,278,906   1,447,624     1,671,770    1,239,510   1,305,399
                                         -----------  -----------   ----------   ----------   ----------  ----------
  Units issued..........................     253,267      214,953     111,167        26,178       90,159      52,117
  Units redeemed........................  (1,567,405)  (2,003,259)   (296,048)     (250,324)    (107,197)   (118,006)
                                         -----------  -----------   ----------   ----------   ----------  ----------
  Ending units..........................  10,176,462   11,490,600   1,262,743     1,447,624    1,222,472   1,239,510
                                         ===========  ===========   ==========   ==========   ==========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A23

                                      SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------
                                                       JANUS ASPEN JANUS        JANUS ASPEN OVERSEAS
 T. ROWE PRICE EQUITY     INVESCO V.I. CORE EQUITY  PORTFOLIO - INSTITUTIONAL PORTFOLIO - INSTITUTIONAL
   INCOME PORTFOLIO                 FUND                    SHARES                     SHARES
----------------------    ------------------------  ------------------------  ------------------------
01/01/2013  01/01/2012     01/01/2013   01/01/2012  01/01/2013   01/01/2012    01/01/2013   01/01/2012
    TO          TO             TO           TO          TO           TO            TO           TO
12/31/2013  12/31/2012     12/31/2013   12/31/2012  12/31/2013   12/31/2012    12/31/2013   12/31/2012
----------  ----------    -----------  -----------  ----------   ----------   -----------  -----------
$   10,335  $   48,551    $      (457) $   (40,311) $  (33,143)  $  (44,405)  $   145,646  $   (61,045)
         0           0              0            0           0       89,288             0      915,648
   194,438      78,505        405,745      204,223     113,667       (6,820)      248,842      203,028
 1,541,575     819,802      1,971,625      912,898   1,261,164      780,632       640,322      (74,237)
----------  ----------    -----------  -----------  ----------   ----------   -----------  -----------

 1,746,348     946,858      2,376,913    1,076,810   1,341,688      818,695     1,034,810      983,394
----------  ----------    -----------  -----------  ----------   ----------   -----------  -----------

     6,634      25,123             90       44,673           0       23,957        12,871       31,217
         0     (54,013)        (1,375)     (59,838)          0      (29,760)      (11,075)     (35,472)
  (597,082)   (564,744)    (1,047,871)    (842,804)   (482,211)    (591,771)   (1,086,454)  (1,019,800)
     7,272    (292,536)       (70,656)    (214,413)   (264,907)    (109,787)     (115,982)    (134,416)
    (2,473)     (2,801)        (4,169)      (4,835)     (2,630)      (3,086)       (3,362)      (4,069)
----------  ----------    -----------  -----------  ----------   ----------   -----------  -----------

  (585,649)   (888,971)    (1,123,981)  (1,077,217)   (749,748)    (710,447)   (1,204,002)  (1,162,540)
----------  ----------    -----------  -----------  ----------   ----------   -----------  -----------

 1,160,699      57,887      1,252,932         (407)    591,940      108,248      (169,192)    (179,146)

 6,444,866   6,386,979      9,074,698    9,075,105   5,085,360    4,977,112     8,556,231    8,735,377
----------  ----------    -----------  -----------  ----------   ----------   -----------  -----------
$7,605,565  $6,444,866    $10,327,630  $ 9,074,698  $5,677,300   $5,085,360   $ 8,387,039  $ 8,556,231
==========  ==========    ===========  ===========  ==========   ==========   ===========  ===========

 2,698,038   3,092,160      4,530,883    5,089,195   2,872,755    3,289,365     2,538,273    2,903,952
----------  ----------    -----------  -----------  ----------   ----------   -----------  -----------
    67,642      51,954         97,867       71,550      39,070       27,405        82,573      126,827
  (275,292)   (446,076)      (582,638)    (629,862)   (419,834)    (444,015)     (415,204)    (492,506)
----------  ----------    -----------  -----------  ----------   ----------   -----------  -----------
 2,490,388   2,698,038      4,046,112    4,530,883   2,491,991    2,872,755     2,205,642    2,538,273
==========  ==========    ===========  ===========  ==========   ==========   ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A24

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                       SUBACCOUNTS
                                         ----------------------------------------------------------------------

                                         MFS(R) RESEARCH SERIES - MFS(R) GROWTH SERIES -            VP
                                              INITIAL CLASS            INITIAL CLASS            VALUE FUND
                                         ----------------------   ----------------------  ----------------------
                                         01/01/2013   01/01/2012  01/01/2013  01/01/2012  01/01/2013  01/01/2012
                                             TO           TO          TO          TO          TO          TO
                                         12/31/2013   12/31/2012  12/31/2013  12/31/2012  12/31/2013  12/31/2012
                                         ----------   ----------  ----------  ----------  ----------  ----------
OPERATIONS
  Net investment income (loss).......... $  (18,579)  $   (9,985) $  (75,539) $  (83,026) $    6,162  $   12,388
  Capital gains distributions
   received.............................      4,150            0      48,389           0           0           0
  Realized gain (loss) on shares
   redeemed.............................     88,943       45,260     311,670     129,543      78,519     (25,601)
  Net change in unrealized gain (loss)
   on investments.......................    382,948      206,058   1,679,985     834,252     576,005     303,551
                                         ----------   ----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................    457,462      241,333   1,964,505     880,769     660,686     290,338
                                         ----------   ----------  ----------  ----------  ----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........      5,404          497       3,261      25,288         901       1,346
  Annuity Payments......................          0      (38,028)          0     (26,097)          0      (9,957)
  Surrenders, withdrawals and death
   benefits.............................   (172,978)    (165,889)   (758,758)   (651,393)   (438,010)   (254,891)
  Net transfers between other
   subaccounts or fixed rate
   option...............................    (66,508)     (44,870)     50,096    (117,948)     70,368    (115,773)
  Other charges.........................       (735)        (857)     (2,837)     (3,231)       (779)       (902)
                                         ----------   ----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................   (234,817)    (249,147)   (708,238)   (773,381)   (367,520)   (380,177)
                                         ----------   ----------  ----------  ----------  ----------  ----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................    222,645       (7,814)  1,256,267     107,388     293,166     (89,839)

NET ASSETS
  Beginning of period...................  1,601,446    1,609,260   5,897,749   5,790,361   2,317,673   2,407,512
                                         ----------   ----------  ----------  ----------  ----------  ----------
  End of period......................... $1,824,091   $1,601,446  $7,154,016  $5,897,749  $2,610,839  $2,317,673
                                         ==========   ==========  ==========  ==========  ==========  ==========

  Beginning units.......................    852,060      990,180   3,081,086   3,507,477   1,041,468   1,221,358
                                         ----------   ----------  ----------  ----------  ----------  ----------
  Units issued..........................     25,513        4,638     122,390      43,936      79,185      23,004
  Units redeemed........................   (133,656)    (142,758)   (434,451)   (470,327)   (216,776)   (202,894)
                                         ----------   ----------  ----------  ----------  ----------  ----------
  Ending units..........................    743,917      852,060   2,769,025   3,081,086     903,877   1,041,468
                                         ==========   ==========  ==========  ==========  ==========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A25

                                   SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP                                                     ALLIANCEBERNSTEIN
   GROWTH SECURITIES         PRUDENTIAL JENNISON 20/20       DAVIS VALUE         LARGE CAP GROWTH
    FUND - CLASS 2               FOCUS PORTFOLIO              PORTFOLIO          PORTFOLIO CLASS B
---------------------------  ------------------------  ----------------------  --------------------
01/01/2013     01/01/2012    01/01/2013   01/01/2012   01/01/2013  01/01/2012  01/01/2013 01/01/2012
    TO             TO            TO           TO           TO          TO          TO         TO
12/31/2013     12/31/2012    12/31/2013   12/31/2012   12/31/2013  12/31/2012  12/31/2013 12/31/2012
----------     ----------    ----------   ----------   ----------  ----------  ---------- ----------
$  (42,789)    $  (38,481)   $  (58,510)  $  (57,052)  $  (13,094) $    4,823  $  (7,812) $  (6,703)
   198,565        198,220             0      142,038      156,532     128,020          0          0
    45,525          7,673       163,492       82,708       63,545       5,966     17,254      4,568
   745,862         75,483       930,064      204,349      413,009      97,350    162,443     71,759
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------

   947,163        242,895     1,035,046      372,043      619,992     236,159    171,885     69,624
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------

     4,238         12,591         7,781       17,693        1,488      23,037          0          0
    (5,908)        (8,993)      (28,174)     (15,943)           0     (21,283)         0          0
  (209,909)      (225,427)     (283,641)    (394,793)    (282,972)   (234,844)   (42,981)   (71,346)
     7,313         25,705      (295,992)      11,429     (143,174)    (52,766)    86,517     (7,573)
    (1,049)        (1,223)       (1,286)      (1,620)        (585)       (726)       (88)      (123)
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------

  (205,315)      (197,347)     (601,312)    (383,234)    (425,243)   (286,582)    43,448    (79,042)
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------

   741,848         45,548       433,734      (11,191)     194,749     (50,423)   215,333     (9,418)

 2,702,927      2,657,379     4,016,134    4,027,325    2,130,939   2,181,362    457,152    466,570
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------
$3,444,775     $2,702,927    $4,449,868   $4,016,134   $2,325,688  $2,130,939  $ 672,485  $ 457,152
 ==========     ==========   ==========   ==========   ==========  ==========  =========  =========

 1,402,007      1,511,453     2,215,043    2,433,178    1,842,533   2,104,144    671,147    785,087
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------
    63,237         65,256        22,545       82,183        5,947      38,639    200,576     41,588
  (154,417)      (174,702)     (321,023)    (300,318)    (320,342)   (300,250)  (140,888)  (155,528)
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------
 1,310,827      1,402,007     1,916,565    2,215,043    1,528,138   1,842,533    730,835    671,147
 ==========     ==========   ==========   ==========   ==========  ==========  =========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A26

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                        SUBACCOUNTS
                                         ------------------------------------------------------------------------------------
                                          PRUDENTIAL SP SMALL CAP  JANUS ASPEN JANUS PORTFOLIO - PRUDENTIAL SP PRUDENTIAL U.S.
                                              VALUE PORTFOLIO         SERVICE SHARES             EMERGING GROWTH PORTFOLIO
                                         ------------------------  ----------------------------  ----------------------------
                                          01/01/2013   01/01/2012  01/01/2013     01/01/2012      01/01/2013     01/01/2012
                                              TO           TO          TO             TO              TO             TO
                                          12/31/2013   12/31/2012  12/31/2013     12/31/2012      12/31/2013     12/31/2012
                                         -----------  -----------  ----------     ----------      -----------    -----------
OPERATIONS
  Net investment income (loss).......... $  (152,315) $  (105,994)  $ (3,789)      $ (5,220)     $  (138,169)   $  (104,785)
  Capital gains distributions
   received.............................           0            0          0          7,934                0        654,025
  Realized gain (loss) on shares
   redeemed.............................     436,282       77,414     15,571         24,779          365,388        319,389
  Net change in unrealized gain (loss)
   on investments.......................   2,681,351    1,310,579     89,965         38,273        1,858,230        445,233
                                         -----------  -----------   --------       --------       -----------    -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................   2,965,318    1,281,999    101,747         65,766        2,085,449      1,313,862
                                         -----------  -----------   --------       --------       -----------    -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........      53,902       30,033      1,881          3,676           27,601         22,137
  Annuity Payments......................    (146,142)      (8,453)         0              0          (27,063)        (9,411)
  Surrenders, withdrawals and death
   benefits.............................  (1,916,653)  (1,402,415)   (30,552)       (34,276)        (977,919)    (1,502,543)
  Net transfers between other
   subaccounts or fixed rate
   option...............................    (296,312)    (379,451)   (10,206)       (68,194)        (283,571)      (490,741)
  Other charges.........................     (25,240)     (26,175)      (627)          (691)         (20,597)       (22,454)
                                         -----------  -----------   --------       --------       -----------    -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................  (1,610,012)  (1,786,461)   (39,504)       (99,485)      (1,281,549)    (2,003,012)
                                         -----------  -----------   --------       --------       -----------    -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   1,355,306     (504,462)    62,243        (33,719)         803,900       (689,150)

NET ASSETS
  Beginning of period...................   9,189,254    9,693,716    389,239        422,958        8,478,809      9,167,959
                                         -----------  -----------   --------       --------       -----------    -----------
  End of period......................... $10,544,560  $ 9,189,254   $451,482       $389,239      $ 9,282,709    $ 8,478,809
                                         ===========  ===========   ========       ========       ===========    ===========

  Beginning units.......................   4,681,532    5,635,542    354,179        428,077        3,841,916      4,764,169
                                         -----------  -----------   --------       --------       -----------    -----------
  Units issued..........................     135,945      130,535      3,023         22,814           67,670         98,067
  Units redeemed........................    (840,670)  (1,084,545)   (49,378)       (96,712)        (596,441)    (1,020,320)
                                         -----------  -----------   --------       --------       -----------    -----------
  Ending units..........................   3,976,807    4,681,532    307,824        354,179        3,313,145      3,841,916
                                         ===========  ===========   ========       ========       ===========    ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A27

                                       SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
PRUDENTIAL SP INTERNATIONAL PRUDENTIAL SP INTERNATIONAL     AST GOLDMAN SACHS      AST SCHRODERS MULTI-ASSET
   GROWTH PORTFOLIO             VALUE PORTFOLIO         LARGE-CAP VALUE PORTFOLIO WORLD STRATEGIES PORTFOLIO
--------------------------  --------------------------  ------------------------  --------------------------
01/01/2013    01/01/2012    01/01/2013    01/01/2012     01/01/2013   01/01/2012   01/01/2013    01/01/2012
    TO            TO            TO            TO             TO           TO           TO            TO
12/31/2013    12/31/2012    12/31/2013    12/31/2012     12/31/2013   12/31/2012   12/31/2013    12/31/2012
----------    ----------    ----------    ----------    -----------  -----------  ------------  ------------
$  (39,853)   $  (24,672)   $  (35,307)   $   28,035    $  (298,048) $   (70,264) $ (3,090,696) $    404,876
         0             0             0             0              0            0             0             0
   (55,714)     (172,428)      (83,348)     (250,350)       752,607      207,666     2,368,659       649,719
   496,220       695,469       495,159       577,066      4,512,689    1,644,817    22,209,455     9,970,290
 ----------    ----------    ----------    ----------   -----------  -----------  ------------  ------------

   400,653       498,369       376,504       354,751      4,967,248    1,782,219    21,487,418    11,024,885
 ----------    ----------    ----------    ----------   -----------  -----------  ------------  ------------

    13,537         5,651        10,016         1,400        768,760    2,844,015    18,827,704    37,276,063
   (40,496)       (8,681)            0             0              0            0             0             0
  (269,004)     (366,654)     (315,540)     (644,116)      (384,125)    (284,923)   (2,952,399)   (1,495,720)
  (165,455)     (129,624)     (218,152)       30,184      1,860,210    2,041,671     2,239,648    13,008,868
    (5,617)       (6,366)       (5,249)       (5,568)      (166,213)    (109,002)   (1,716,065)   (1,285,710)
 ----------    ----------    ----------    ----------   -----------  -----------  ------------  ------------

  (467,035)     (505,674)     (528,925)     (618,100)     2,078,632    4,491,761    16,398,888    47,503,501
 ----------    ----------    ----------    ----------   -----------  -----------  ------------  ------------

   (66,382)       (7,305)     (152,421)     (263,349)     7,045,880    6,273,980    37,886,306    58,528,386

 2,642,339     2,649,644     2,374,218     2,637,567     14,804,482    8,530,502   163,821,978   105,293,592
 ----------    ----------    ----------    ----------   -----------  -----------  ------------  ------------
$2,575,957    $2,642,339    $2,221,797    $2,374,218    $21,850,362  $14,804,482  $201,708,284  $163,821,978
 ==========    ==========    ==========    ==========   ===========  ===========  ============  ============

 1,850,761     2,217,408     1,533,494     1,944,492      1,312,699      906,605    14,548,632    10,204,353
 ----------    ----------    ----------    ----------   -----------  -----------  ------------  ------------
    51,468        59,139        15,501       122,797        538,763      993,076     4,423,486     9,652,968
  (332,050)     (425,786)     (328,804)     (533,795)      (377,911)    (586,982)   (2,984,110)   (5,308,689)
 ----------    ----------    ----------    ----------   -----------  -----------  ------------  ------------
 1,570,179     1,850,761     1,220,191     1,533,494      1,473,551    1,312,699    15,988,008    14,548,632
 ==========    ==========    ==========    ==========   ===========  ===========  ============  ============

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A28

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                           SUBACCOUNTS
                                         -------------------------------------------------------------------------------
                                                                                                       AST HERNDON
                                             AST COHEN & STEERS      AST J.P. MORGAN STRATEGIC       LARGE-CAP VALUE
                                              REALTY PORTFOLIO        OPPORTUNITIES PORTFOLIO           PORTFOLIO
                                         -------------------------  --------------------------  ------------------------
                                                        01/01/2012   01/01/2013    01/01/2012    01/01/2013   01/01/2012
                                         01/01/2013 TO      TO           TO            TO            TO           TO
                                          12/31/2013    12/31/2012   12/31/2013    12/31/2012    12/31/2013   12/31/2012
                                         ------------- -----------  ------------  ------------  -----------  -----------
OPERATIONS
  Net investment income (loss)..........  $  (342,470) $   (55,904) $ (2,658,596) $   (243,621) $  (260,391) $   (70,782)
  Capital gains distributions
   received.............................            0            0             0             0            0            0
  Realized gain (loss) on shares
   redeemed.............................      613,831      351,957     2,191,097       952,250    1,168,103       80,094
  Net change in unrealized gain (loss)
   on investments.......................     (153,598)   1,237,297    14,665,102     8,423,788    3,377,850      907,248
                                          -----------  -----------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................      117,763    1,533,350    14,197,603     9,132,417    4,285,562      916,560
                                          -----------  -----------  ------------  ------------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........      712,080    4,816,165    23,352,800    44,166,089    1,055,537    5,643,377
  Annuity Payments......................            0            0       (16,040)            0            0            0
  Surrenders, withdrawals and death
   benefits.............................     (568,481)    (249,888)   (3,932,026)   (2,054,688)    (310,874)    (254,233)
  Net transfers between other
   subaccounts or fixed rate
   option...............................    1,241,766    3,291,874    (3,181,789)    8,968,274   (3,047,827)   1,425,213
  Other charges.........................     (169,366)    (116,674)   (1,401,635)     (929,387)    (138,810)     (91,110)
                                          -----------  -----------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................    1,215,999    7,741,477    14,821,310    50,150,288   (2,441,974)   6,723,247
                                          -----------  -----------  ------------  ------------  -----------  -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................    1,333,762    9,274,827    29,018,913    59,282,705    1,843,588    7,639,807

NET ASSETS
  Beginning of period...................   18,830,252    9,555,425   144,461,910    85,179,205   13,689,815    6,050,008
                                          -----------  -----------  ------------  ------------  -----------  -----------
  End of period.........................  $20,164,014  $18,830,252  $173,480,823  $144,461,910  $15,533,403  $13,689,815
                                          ===========  ===========  ============  ============  ===========  ===========

  Beginning units.......................    1,350,938      780,293    12,551,418     8,024,460    1,193,778      595,589
                                          -----------  -----------  ------------  ------------  -----------  -----------
  Units issued..........................      587,767    1,081,053     3,373,448     6,923,305      415,189    1,160,030
  Units redeemed........................     (512,111)    (510,408)   (2,004,546)   (2,396,347)    (588,375)    (561,841)
                                          -----------  -----------  ------------  ------------  -----------  -----------
  Ending units..........................    1,426,594    1,350,938    13,920,320    12,551,418    1,020,592    1,193,778
                                          ===========  ===========  ============  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A29

                                       SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------
                                  AST FEDERATED
     AST HIGH YIELD             AGGRESSIVE GROWTH        AST MID-CAP VALUE       AST SMALL-CAP VALUE
        PORTFOLIO                   PORTFOLIO                PORTFOLIO                PORTFOLIO
------------------------    ------------------------  -----------------------  -----------------------
 01/01/2013     01/01/2012   01/01/2013   01/01/2012   01/01/2013  01/01/2012   01/01/2013  01/01/2012
     TO             TO           TO           TO           TO          TO           TO          TO
 12/31/2013     12/31/2012   12/31/2013   12/31/2012   12/31/2013  12/31/2012   12/31/2013  12/31/2012
-----------    -----------  -----------  -----------  -----------  ----------  -----------  ----------
$   392,804)   $   736,594  $  (285,016) $  (212,143) $  (200,919) $ (107,332) $  (187,405) $  (98,617)
          0              0            0            0            0      32,967            0           0
    352,138        198,589      862,235      297,998      618,787     217,403      692,151     186,176

  1,278,022        970,177    4,951,263    1,502,577    2,570,168     959,471    2,632,774     877,635
-----------    -----------  -----------  -----------  -----------  ----------  -----------  ----------

  1,237,356      1,905,360    5,528,482    1,588,432    2,988,036   1,102,509    3,137,520     965,194
-----------    -----------  -----------  -----------  -----------  ----------  -----------  ----------

    793,560      7,074,932      419,679    2,989,729      353,164   1,744,832      303,069   1,777,347
          0              0            0            0            0           0            0           0
   (742,055)      (381,666)    (337,523)    (225,401)    (357,980)   (143,938)    (439,915)   (184,699)
  3,136,203      1,718,258     (296,077)   1,648,669      271,570   1,253,242      348,593     881,883
   (195,845)      (136,094)    (153,634)    (109,089)     (97,589)    (69,515)     (85,801)    (57,402)
-----------    -----------  -----------  -----------  -----------  ----------  -----------  ----------

  2,991,863      8,275,430     (367,555)   4,303,908      169,165   2,784,621      125,946   2,417,129
-----------    -----------  -----------  -----------  -----------  ----------  -----------  ----------

  4,229,219     10,180,790    5,160,927    5,892,340    3,157,201   3,887,130    3,263,466   3,382,323

 21,590,509     11,409,719   14,553,898    8,661,558    9,840,223   5,953,093    8,843,631   5,461,308
-----------    -----------  -----------  -----------  -----------  ----------  -----------  ----------
$25,819,728    $21,590,509  $19,714,825  $14,553,898  $12,997,424  $9,840,223  $12,107,097  $8,843,631
===========    ===========  ===========  ===========  ===========  ==========  ===========  ==========

  1,737,157      1,019,827    1,223,055      859,377      778,074     549,671      726,993     521,742
-----------    -----------  -----------  -----------  -----------  ----------  -----------  ----------
    744,293      1,420,063      504,361    1,165,100      297,498     630,666      292,364     593,744
   (510,517)      (702,733)    (533,033)    (801,422)    (279,274)   (402,263)    (281,618)   (388,493)
-----------    -----------  -----------  -----------  -----------  ----------  -----------  ----------
  1,970,933      1,737,157    1,194,383    1,223,055      796,298     778,074      737,739     726,993
===========    ===========  ===========  ===========  ===========  ==========  ===========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A30

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                          SUBACCOUNTS
                                         ----------------------------------------------------------------------------
                                             AST GOLDMAN SACHS
                                            CONCENTRATED GROWTH        AST GOLDMAN SACHS        AST LARGE-CAP VALUE
                                                 PORTFOLIO         MID-CAP GROWTH PORTFOLIO          PORTFOLIO
                                         ------------------------  ------------------------  ------------------------
                                          01/01/2013   01/01/2012   01/01/2013   01/01/2012   01/01/2013   01/01/2012
                                              TO           TO           TO           TO           TO           TO
                                          12/31/2013   12/31/2012   12/31/2013   12/31/2012   12/31/2013   12/31/2012
                                         -----------  -----------  -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income (loss).......... $  (306,493) $  (181,798) $  (456,552) $  (288,568) $  (307,472) $   185,440
  Capital gains distributions
   received.............................           0            0            0    1,788,797            0            0
  Realized gain (loss) on shares
   redeemed.............................     850,121      394,306      828,726      288,440      673,220      (56,104)
  Net change in unrealized gain (loss)
   on investments.......................   4,023,859    1,585,979    6,670,050      535,464    5,875,673    1,321,717
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................   4,567,487    1,798,487    7,042,224    2,324,133    6,241,421    1,451,053
                                         -----------  -----------  -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........     783,388    2,952,835    1,102,934    5,508,333      811,794    5,815,943
  Annuity Payments......................           0            0            0            0      (44,987)      (3,162)
  Surrenders, withdrawals and death
   benefits.............................    (619,287)    (168,124)    (760,424)    (292,132)    (901,000)    (364,054)
  Net transfers between other
   subaccounts or fixed rate
   option...............................     420,006    2,431,162    2,835,835    3,006,718    6,092,258      585,699
  Other charges.........................    (153,021)    (105,228)    (234,474)    (145,060)    (186,034)     (87,661)
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................     431,086    5,110,645    2,943,871    8,077,859    5,772,031    5,946,765
                                         -----------  -----------  -----------  -----------  -----------  -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   4,998,573    6,909,132    9,986,095   10,401,992   12,013,452    7,397,818

NET ASSETS
  Beginning of period...................  15,908,158    8,999,026   21,760,590   11,358,598   14,774,555    7,376,737
                                         -----------  -----------  -----------  -----------  -----------  -----------
  End of period......................... $20,906,731  $15,908,158  $31,746,685  $21,760,590  $26,788,007  $14,774,555
                                         ===========  ===========  ===========  ===========  ===========  ===========

  Beginning units.......................   1,312,965      872,417    1,659,188    1,007,755    1,417,423      840,825
                                         -----------  -----------  -----------  -----------  -----------  -----------
  Units issued..........................     473,390    1,028,879      800,553    1,401,054      781,530      931,282
  Units redeemed........................    (427,621)    (588,331)    (588,288)    (749,621)    (375,960)    (354,684)
                                         -----------  -----------  -----------  -----------  -----------  -----------
  Ending units..........................   1,358,734    1,312,965    1,871,453    1,659,188    1,822,993    1,417,423
                                         ===========  ===========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A31

                                        SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------
     AST LORD ABBETT            AST LOOMIS SAYLES
    CORE FIXED INCOME           LARGE-CAP GROWTH           AST MFS GROWTH         AST NEUBERGER BERMAN
        PORTFOLIO                   PORTFOLIO                 PORTFOLIO         MID-CAP GROWTH PORTFOLIO
------------------------    ------------------------  ------------------------  ------------------------
 01/01/2013     01/01/2012   01/01/2013   01/01/2012   01/01/2013   01/01/2012   01/01/2013   01/01/2012
     TO             TO           TO           TO           TO           TO           TO           TO
 12/31/2013     12/31/2012   12/31/2013   12/31/2012   12/31/2013   12/31/2012   12/31/2013   12/31/2012
-----------    -----------  -----------  -----------  -----------  -----------  -----------  -----------
$  (632,980)   $  (152,258) $  (534,455) $  (352,155) $  (216,653) $  (134,732) $  (348,010) $  (270,677)
          0        851,791            0            0            0            0            0            0
    136,672        218,595    1,691,427      673,619      585,552      203,666      950,826      384,771
   (977,190)       321,933    8,217,224    1,569,539    3,438,459      890,109    4,995,017    1,045,463
-----------    -----------  -----------  -----------  -----------  -----------  -----------  -----------

 (1,473,498)     1,240,061    9,374,196    1,891,003    3,807,358      959,043    5,597,833    1,159,557
-----------    -----------  -----------  -----------  -----------  -----------  -----------  -----------

  2,004,175     19,015,635      506,000    7,357,094      463,099    2,752,710      404,048    5,440,294
          0              0            0            0            0            0            0            0
 (1,980,886)      (729,647)  (1,772,563)    (804,069)    (266,969)    (123,992)    (842,268)    (314,385)
 (1,642,952)     2,948,375   (2,972,028)   3,500,918      228,449    2,468,415     (581,665)   3,183,156
   (371,886)      (264,759)    (297,527)    (226,628)    (114,154)     (68,163)    (202,060)    (144,182)
-----------    -----------  -----------  -----------  -----------  -----------  -----------  -----------

 (1,991,549)    20,969,604   (4,536,118)   9,827,315      310,425    5,028,970   (1,221,945)   8,164,883
-----------    -----------  -----------  -----------  -----------  -----------  -----------  -----------

 (3,465,047)    22,209,665    4,838,078   11,718,318    4,117,783    5,988,013    4,375,888    9,324,440

 41,194,293     18,984,628   30,011,751   18,293,433   10,767,609    4,779,596   19,517,409   10,192,969
-----------    -----------  -----------  -----------  -----------  -----------  -----------  -----------
$37,729,246    $41,194,293  $34,849,829  $30,011,751  $14,885,392  $10,767,609  $23,893,297  $19,517,409
===========    ===========  ===========  ===========  ===========  ===========  ===========  ===========

  3,352,512      1,575,997    2,543,256    1,718,281      893,995      455,535    1,510,695      862,295
-----------    -----------  -----------  -----------  -----------  -----------  -----------  -----------
  1,212,853      3,018,361      601,878    2,053,244      275,409      754,551      441,933    1,337,855
 (1,358,328)    (1,241,846)    (946,154)  (1,228,269)    (249,787)    (316,091)    (532,692)    (689,455)
-----------    -----------  -----------  -----------  -----------  -----------  -----------  -----------
  3,207,037      3,352,512    2,198,980    2,543,256      919,617      893,995    1,419,936    1,510,695
===========    ===========  ===========  ===========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A32

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                          SUBACCOUNTS
                                         ----------------------------------------------------------------------------
                                         AST NEUBERGER BERMAN / LSV AST PIMCO LIMITED MATURITY AST T. ROWE PRICE EQUITY
                                          MID-CAP VALUE PORTFOLIO        BOND PORTFOLIO            INCOME PORTFOLIO
                                         ------------------------   ------------------------   ------------------------
                                          01/01/2013    01/01/2012   01/01/2013    01/01/2012   01/01/2013   01/01/2012
                                              TO            TO           TO            TO           TO           TO
                                          12/31/2013    12/31/2012   12/31/2013    12/31/2012   12/31/2013   12/31/2012
                                         -----------   -----------  -----------   -----------  -----------  -----------
OPERATIONS
  Net investment income (loss).......... $  (347,239)  $   (99,298) $  (325,084)  $   (70,868) $  (403,302) $  (219,492)
  Capital gains distributions
   received.............................           0             0            0       633,956            0            0
  Realized gain (loss) on shares
   redeemed.............................   1,207,100       227,472      (88,302)       (8,495)   1,262,313      272,418
  Net change in unrealized gain (loss)
   on investments.......................   5,754,599     1,438,918     (354,904)       44,946    5,071,710    1,711,409
                                         -----------   -----------  -----------   -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................   6,614,460     1,567,092     (768,290)      599,539    5,930,721    1,764,335
                                         -----------   -----------  -----------   -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........     424,456     3,987,737    1,124,165     5,519,364      969,222    8,624,956
  Annuity Payments......................           0             0            0             0            0            0
  Surrenders, withdrawals and death
   benefits.............................    (700,035)     (158,864)  (1,008,604)     (663,167)  (1,211,150)    (310,353)
  Net transfers between other
   subaccounts or fixed rate
   option...............................   2,626,312     1,863,335   (2,485,453)      889,017    1,491,608    3,750,355
  Other charges.........................    (185,746)     (114,489)    (153,116)     (153,241)    (238,656)    (133,663)
                                         -----------   -----------  -----------   -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................   2,164,987     5,577,719   (2,523,008)    5,591,973    1,011,024   11,931,295
                                         -----------   -----------  -----------   -----------  -----------  -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   8,779,447     7,144,811   (3,291,298)    6,191,512    6,941,745   13,695,630

NET ASSETS
  Beginning of period...................  15,761,970     8,617,159   21,291,795    15,100,283   20,789,254    7,093,624
                                         -----------   -----------  -----------   -----------  -----------  -----------
  End of period......................... $24,541,417   $15,761,970  $18,000,497   $21,291,795  $27,730,999  $20,789,254
                                         ===========   ===========  ===========   ===========  ===========  ===========

  Beginning units.......................   1,288,697       816,821    1,960,957     1,418,816    1,858,286      750,360
                                         -----------   -----------  -----------   -----------  -----------  -----------
  Units issued..........................     641,147     1,096,010      581,033     1,616,173      684,723    1,774,359
  Units redeemed........................    (490,450)     (624,134)    (812,674)   (1,074,032)    (607,028)    (666,433)
                                         -----------   -----------  -----------   -----------  -----------  -----------
  Ending units..........................   1,439,394     1,288,697    1,729,316     1,960,957    1,935,981    1,858,286
                                         ===========   ===========  ===========   ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A33

                                        SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------
AST QMA US EQUITY ALPHA    AST T. ROWE PRICE NATURAL   AST T. ROWE PRICE ASSET     AST MFS GLOBAL EQUITY
       PORTFOLIO              RESOURCES PORTFOLIO       ALLOCATION PORTFOLIO             PORTFOLIO
-----------------------    ------------------------  --------------------------  ------------------------
 01/01/2013    01/01/2012   01/01/2013   01/01/2012   01/01/2013    01/01/2012    01/01/2013   01/01/2012
     TO            TO           TO           TO           TO            TO            TO           TO
 12/31/2013    12/31/2012   12/31/2013   12/31/2012   12/31/2013    12/31/2012    12/31/2013   12/31/2012
-----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------
$  (150,373)   $  (53,984) $  (520,298) $  (337,592) $(10,688,658) $ (1,817,234) $  (294,350) $   (69,267)
          0             0            0            0             0     3,244,064            0            0

    409,303       210,908      283,611     (938,086)    5,751,750     3,780,200      670,394      243,678
  2,084,439       534,982    3,963,930    1,295,662    96,664,597    34,237,999    3,745,282    1,903,728
-----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------



  2,343,369       691,906    3,727,243       19,984    91,727,689    39,445,029    4,121,326    2,078,139
-----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------

    237,521     1,332,704      802,092    6,210,184   119,507,675   214,432,894      846,369    3,825,529
          0             0            0            0       (16,993)      (47,765)           0            0
   (130,910)     (101,406)    (873,227)    (807,838)  (11,187,150)   (6,278,599)    (391,685)    (212,833)
  1,194,219     2,217,682   (1,321,100)   4,381,151     8,249,680    42,569,080    2,201,859    1,392,047
    (78,804)      (45,713)    (272,427)    (219,845)   (6,109,460)   (3,593,349)    (171,794)    (102,160)
-----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------




  1,222,026     3,403,267   (1,664,662)   9,563,652   110,443,752   247,082,261    2,484,749    4,902,583
-----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------


  3,565,395     4,095,173    2,062,581    9,583,636   202,171,441   286,527,290    6,606,075    6,980,722

  7,120,449     3,025,276   29,949,908   20,366,272   550,691,991   264,164,701   14,766,508    7,785,786
-----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------
$10,685,844    $7,120,449  $32,012,489  $29,949,908  $752,863,432  $550,691,991  $21,372,583  $14,766,508
===========    ==========  ===========  ===========  ============  ============  ===========  ===========

    566,643       293,943    2,964,339    2,023,534    45,661,822    24,391,241    1,168,557      738,448
-----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------
    298,172       625,878    1,108,455    2,695,125    14,322,506    31,324,650      537,532      952,255
   (212,654)     (353,178)  (1,263,957)  (1,754,320)   (4,937,180)  (10,054,069)    (351,833)    (522,146)
-----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------
    652,161       566,643    2,808,837    2,964,339    55,047,148    45,661,822    1,354,256    1,168,557
===========    ==========  ===========  ===========  ============  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A34

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                          SUBACCOUNTS
                                         ----------------------------------------------------------------------------
                                         AST JPMORGAN INTERNATIONAL   AST TEMPLETON GLOBAL    AST WELLINGTON MANAGEMENT
                                             EQUITY PORTFOLIO            BOND PORTFOLIO        HEDGED EQUITY PORTFOLIO
                                         ------------------------   ------------------------  ------------------------
                                          01/01/2013    01/01/2012   01/01/2013   01/01/2012   01/01/2013   01/01/2012
                                              TO            TO           TO           TO           TO           TO
                                          12/31/2013    12/31/2012   12/31/2013   12/31/2012   12/31/2013   12/31/2012
                                         -----------   -----------  -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income (loss).......... $  (362,330)  $     4,158  $  (260,564) $   113,393  $  (931,976) $  (406,445)
  Capital gains distributions
   received.............................           0             0            0      251,729            0            0
  Realized gain (loss) on shares
   redeemed.............................     550,579        47,047     (210,653)      31,346    1,124,556      256,583
  Net change in unrealized gain (loss)
   on investments.......................   2,539,203     2,750,619     (525,095)     118,159    9,531,142    2,226,379
                                         -----------   -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................   2,727,452     2,801,824     (996,312)     514,627    9,723,722    2,076,517
                                         -----------   -----------  -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........     475,471     2,964,946      414,315    4,433,992   19,999,414   20,838,895
  Annuity Payments......................           0             0            0            0            0            0
  Surrenders, withdrawals and death
   benefits.............................    (372,783)     (297,787)    (283,138)    (366,680)  (1,442,597)    (804,594)
  Net transfers between other
   subaccounts or fixed rate
   option...............................   1,979,567     2,387,662     (327,959)   1,803,030   10,791,053    1,630,113
  Other charges.........................    (200,594)     (151,038)    (152,470)    (129,720)    (491,544)    (205,755)
                                         -----------   -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................   1,881,661     4,903,783     (349,252)   5,740,622   28,856,326   21,458,659
                                         -----------   -----------  -----------  -----------  -----------  -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   4,609,113     7,705,607   (1,345,564)   6,255,249   38,580,048   23,535,176

NET ASSETS
  Beginning of period...................  19,759,279    12,053,672   17,671,374   11,416,125   39,949,959   16,414,783
                                         -----------   -----------  -----------  -----------  -----------  -----------
  End of period......................... $24,368,392   $19,759,279  $16,325,810  $17,671,374  $78,530,007  $39,949,959
                                         ===========   ===========  ===========  ===========  ===========  ===========

  Beginning units.......................   1,787,971     1,313,564    1,571,463    1,035,375    4,100,061    1,819,065
                                         -----------   -----------  -----------  -----------  -----------  -----------
  Units issued..........................     666,652     1,468,296      544,718    1,064,529    3,697,762    3,077,000
  Units redeemed........................    (513,656)     (993,889)    (576,546)    (528,441)    (961,402)    (796,004)
                                         -----------   -----------  -----------  -----------  -----------  -----------
  Ending units..........................   1,940,967     1,787,971    1,539,635    1,571,463    6,836,421    4,100,061
                                         ===========   ===========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A35

                                            SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
 AST CAPITAL GROWTH ASSET       AST ACADEMIC STRATEGIES       AST BALANCED ASSET        AST PRESERVATION ASSET
   ALLOCATION PORTFOLIO       ASSET ALLOCATION PORTFOLIO     ALLOCATION PORTFOLIO        ALLOCATION PORTFOLIO
--------------------------    --------------------------  --------------------------  --------------------------
 01/01/2013      01/01/2012    01/01/2013    01/01/2012    01/01/2013    01/01/2012    01/01/2013    01/01/2012
     TO              TO            TO            TO            TO            TO            TO            TO
 12/31/2013      12/31/2012    12/31/2013    12/31/2012    12/31/2013    12/31/2012    12/31/2013    12/31/2012
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
$ (7,120,159)   $ (2,740,809) $ (6,539,111) $ (2,483,084) $(10,010,512) $ (3,559,473) $ (7,639,222) $ (2,136,461)
           0               0             0             0             0    13,537,034             0    19,769,310
   5,584,269       4,530,791     6,048,476     3,262,162     8,689,343     5,104,906     4,893,458     1,988,511
  79,579,544      25,645,314    28,289,361    27,729,344    89,512,333    26,157,340    35,190,164     6,895,289
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------

  78,043,654      27,435,296    27,798,726    28,508,422    88,191,164    41,239,807    32,444,400    26,516,649
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------

  42,580,874      72,208,643    26,478,926    55,680,594    65,802,454   119,037,626    67,283,941   144,317,246
     (80,101)              0             0             0      (165,999)     (290,287)      (68,786)            0
  (8,944,563)     (5,788,675)  (11,412,141)   (7,387,563)  (18,322,578)  (12,798,215)  (13,583,950)  (10,106,230)
  46,089,890      29,001,937     2,440,739    24,725,926     7,344,424    35,715,392   (35,340,318)    2,449,967
  (3,288,079)     (2,111,004)   (2,723,405)   (2,100,596)   (4,903,289)   (3,503,930)   (3,800,672)   (2,638,158)
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------

  76,358,021      93,310,901    14,784,119    70,918,361    49,755,012   138,160,586    14,490,215   134,022,825
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------

 154,401,675     120,746,197    42,582,845    99,426,783   137,946,176   179,400,393    46,934,615   160,539,474

 337,550,536     216,804,339   348,772,697   249,345,914   532,182,338   352,781,945   426,840,024   266,300,550
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
$491,952,211    $337,550,536  $391,355,542  $348,772,697  $670,128,514  $532,182,338  $473,774,639  $426,840,024
============    ============  ============  ============  ============  ============  ============  ============

  29,647,790      21,420,963    30,992,629    24,615,273    45,923,327    33,653,172    36,655,273    24,615,353
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
  10,349,647      19,557,007     7,878,445    15,687,528    10,381,877    24,461,209     8,331,993    18,123,219
  (4,060,212)    (11,330,180)   (6,662,034)   (9,310,172)   (5,965,709)  (12,191,054)   (6,800,208)   (6,083,299)
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
  35,937,225      29,647,790    32,209,040    30,992,629    50,339,495    45,923,327    38,187,058    36,655,273
============    ============  ============  ============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A36

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                             SUBACCOUNTS
                                         ----------------------------------------------------------------------------------
                                          AST FIRST TRUST BALANCED      AST PRUDENTIAL GROWTH           AST ADVANCED
                                              TARGET PORTFOLIO          ALLOCATION PORTFOLIO        STRATEGIES PORTFOLIO
                                         --------------------------  --------------------------  --------------------------
                                          01/01/2013    01/01/2012    01/01/2013    01/01/2012    01/01/2013    01/01/2012
                                              TO            TO            TO            TO            TO            TO
                                          12/31/2013    12/31/2012    12/31/2013    12/31/2012    12/31/2013    12/31/2012
                                         ------------  ------------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income (loss).......... $ (4,770,297) $    375,150  $ (4,413,517) $   (741,402) $ (7,637,609) $ (1,125,736)
  Capital gains distributions
   received.............................            0             0             0             0             0       978,632
  Realized gain (loss) on shares
   redeemed.............................    2,332,439     1,121,650     3,858,206     1,325,613     3,542,645     2,685,004
  Net change in unrealized gain (loss)
   on investments.......................   37,476,414    12,984,047    37,720,015    13,624,196    67,644,863    25,417,674
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................   35,038,556    14,480,847    37,164,704    14,208,407    63,549,899    27,955,574
                                         ------------  ------------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........   43,646,440    84,911,023    44,386,812    73,832,499    92,094,004   145,489,068
  Annuity Payments......................      (93,212)      (17,014)            0             0       (82,226)      (35,236)
  Surrenders, withdrawals and death
   benefits.............................   (5,052,299)   (3,229,994)   (4,572,979)   (2,120,772)   (8,319,985)   (4,458,320)
  Net transfers between other
   subaccounts or fixed rate
   option...............................    5,443,436    15,264,086    12,596,475    24,654,609    22,200,070    30,640,009
  Other charges.........................   (2,611,995)   (1,693,589)   (2,487,706)   (1,540,896)   (4,287,877)   (2,447,999)
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................   41,332,370    95,234,512    49,922,602    94,825,440   101,603,986   169,187,522
                                         ------------  ------------  ------------  ------------  ------------  ------------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   76,370,926   109,715,359    87,087,306   109,033,847   165,153,885   197,143,096

NET ASSETS
  Beginning of period...................  248,028,103   138,312,744   222,116,253   113,082,406   379,954,133   182,811,037
                                         ------------  ------------  ------------  ------------  ------------  ------------
  End of period......................... $324,399,029  $248,028,103  $309,203,559  $222,116,253  $545,108,018  $379,954,133
                                         ============  ============  ============  ============  ============  ============

  Beginning units.......................   21,669,843    13,265,213    19,406,256    11,105,442    31,622,440    17,018,736
                                         ------------  ------------  ------------  ------------  ------------  ------------
  Units issued..........................    6,578,541    14,709,530     8,909,515    16,010,851    12,094,167    22,776,358
  Units redeemed........................   (2,954,112)   (6,304,900)   (4,669,461)   (7,710,037)   (3,567,528)   (8,172,654)
                                         ------------  ------------  ------------  ------------  ------------  ------------
  Ending units..........................   25,294,272    21,669,843    23,646,310    19,406,256    40,149,079    31,622,440
                                         ============  ============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A37

                                          SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE LARGE-CAP       AST MONEY MARKET         AST SMALL-CAP GROWTH      AST PIMCO TOTAL RETURN
    GROWTH PORTFOLIO                  PORTFOLIO                  PORTFOLIO               BOND PORTFOLIO
--------------------------   --------------------------  ------------------------  --------------------------
 01/01/2013     01/01/2012    01/01/2013    01/01/2012    01/01/2013   01/01/2012   01/01/2013    01/01/2012
     TO             TO            TO            TO            TO           TO           TO            TO
 12/31/2013     12/31/2012    12/31/2013    12/31/2012    12/31/2013   12/31/2012   12/31/2013    12/31/2012
-----------    -----------   ------------  ------------  -----------  -----------  ------------  ------------
$  (768,137)   $  (450,257)  $   (302,825) $   (331,816) $  (286,035) $  (200,792) $ (4,096,261) $  1,844,475
          0              0              0             0            0            0             0     2,122,034
  2,345,813        595,258              0             0      844,672      232,825       805,216     1,368,839
 14,164,820      2,690,050              0             0    4,141,780      828,600    (5,685,141)    9,112,176
-----------    -----------   ------------  ------------  -----------  -----------  ------------  ------------

 15,742,496      2,835,051       (302,825)     (331,816)   4,700,417      860,633    (8,976,186)   14,447,524
-----------    -----------   ------------  ------------  -----------  -----------  ------------  ------------


  1,448,304      9,462,527      2,055,160     9,847,041      473,560    3,444,336     7,010,090    57,662,142
          0         (3,126)      (301,228)            0      (72,237)      (3,992)     (309,072)      (79,548)
 (1,036,326)      (604,612)   (27,868,208)  (21,332,031)    (448,826)    (457,867)   (9,791,401)   (6,778,735)
  3,298,361      6,954,363     24,294,793     9,993,186    1,460,405    2,353,980     9,108,137    29,400,681
   (397,640)      (226,310)      (133,132)     (141,855)    (140,397)     (92,306)   (2,007,318)   (1,621,879)
-----------    -----------   ------------  ------------  -----------  -----------  ------------  ------------

  3,312,699     15,582,842     (1,952,615)   (1,633,659)   1,272,505    5,244,151     4,010,436    78,582,661
-----------    -----------   ------------  ------------  -----------  -----------  ------------  ------------

 19,055,195     18,417,893     (2,255,440)   (1,965,475)   5,972,922    6,104,784    (4,965,750)   93,030,185

 34,617,197     16,199,304     19,916,588    21,882,063   13,871,106    7,766,322   247,468,156   154,437,971
-----------    -----------   ------------  ------------  -----------  -----------  ------------  ------------
$53,672,392    $34,617,197   $ 17,661,148  $ 19,916,588  $19,844,028  $13,871,106  $242,502,406  $247,468,156
===========    ===========   ============  ============  ===========  ===========  ============  ============

  2,773,359      1,502,529      2,056,152     2,221,281    1,035,622      646,526    21,224,806    14,092,072
-----------    -----------   ------------  ------------  -----------  -----------  ------------  ------------
  1,336,712      2,333,677      4,821,246     4,261,909      448,667      849,316     6,764,202    13,551,715
 (1,070,130)    (1,062,847)    (5,016,868)   (4,427,038)    (368,893)    (460,220)   (6,434,356)   (6,418,981)
-----------    -----------   ------------  ------------  -----------  -----------  ------------  ------------
  3,039,941      2,773,359      1,860,530     2,056,152    1,115,396    1,035,622    21,554,652    21,224,806
===========    ===========   ============  ============  ===========  ===========  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A38

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                       SUBACCOUNTS
                                         ------------------------------------------------------------------------
                                         AST INTERNATIONAL VALUE AST INTERNATIONAL GROWTH  NVIT DEVELOPING MARKETS
                                                PORTFOLIO                PORTFOLIO                 FUND
                                         ----------------------  ------------------------  ----------------------
                                         01/01/2013  01/01/2012   01/01/2013   01/01/2012  01/01/2013  01/01/2012
                                             TO          TO           TO           TO          TO          TO
                                         12/31/2013  12/31/2012   12/31/2013   12/31/2012  12/31/2013  12/31/2012
                                         ----------  ----------  -----------  -----------  ----------  ----------
OPERATIONS
  Net investment income (loss).......... $ (138,194) $   26,624  $  (242,163) $   (63,501)  $ (4,040)   $ (9,963)
  Capital gains distributions
   received.............................          0           0            0            0          0           0
  Realized gain (loss) on shares
   redeemed.............................    200,371     (88,699)     310,553       46,543    (87,079)    (74,592)
  Net change in unrealized gain (loss)
   on investments.......................  1,205,870     833,703    2,412,006    1,639,718     75,349     177,614
                                         ----------  ----------  -----------  -----------   --------    --------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................  1,268,047     771,628    2,480,396    1,622,760    (15,770)     93,059
                                         ----------  ----------  -----------  -----------   --------    --------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........    195,084   1,533,076      345,738    3,985,389      1,949         799
  Annuity Payments......................          0           0            0            0          0           0
  Surrenders, withdrawals and death
   benefits.............................   (270,309)   (164,835)    (229,418)    (120,987)   (82,882)    (98,746)
  Net transfers between other
   subaccounts or fixed rate
   option...............................    484,319     819,994    2,314,318      280,466    124,403       1,421
  Other charges.........................    (72,656)    (52,636)    (152,298)     (99,214)    (1,360)     (1,694)
                                         ----------  ----------  -----------  -----------   --------    --------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................    336,438   2,135,599    2,278,340    4,045,654     42,110     (98,220)
                                         ----------  ----------  -----------  -----------   --------    --------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................  1,604,485   2,907,227    4,758,736    5,668,414     26,340      (5,161)

NET ASSETS
  Beginning of period...................  7,387,404   4,480,177   12,832,439    7,164,025    665,169     670,330
                                         ----------  ----------  -----------  -----------   --------    --------
  End of period......................... $8,991,889  $7,387,404  $17,591,175  $12,832,439   $691,509    $665,169
                                         ==========  ==========  ===========  ===========   ========    ========

  Beginning units.......................    705,540     494,113    1,205,057      784,260     44,357      51,346
                                         ----------  ----------  -----------  -----------   --------    --------
  Units issued..........................    255,728     581,282      525,108    1,092,732     22,191       4,021
  Units redeemed........................   (232,112)   (369,855)    (334,211)    (671,935)   (19,787)    (11,010)
                                         ----------  ----------  -----------  -----------   --------    --------
  Ending units..........................    729,156     705,540    1,395,954    1,205,057     46,761      44,357
                                         ==========  ==========  ===========  ===========   ========    ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A39

                                         SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------
  AST INVESTMENT GRADE BOND     AST WESTERN ASSET CORE PLUS
          PORTFOLIO                  BOND PORTFOLIO          AST BOND PORTFOLIO 2018  AST BOND PORTFOLIO 2019
----------------------------    --------------------------  ------------------------  ----------------------
  01/01/2013       01/01/2012    01/01/2013    01/01/2012    01/01/2013   01/01/2012  01/01/2013  01/01/2012
      TO               TO            TO            TO            TO           TO          TO          TO
  12/31/2013       12/31/2012    12/31/2013    12/31/2012    12/31/2013   12/31/2012  12/31/2013  12/31/2012
-------------    -------------  -----------   -----------   -----------  -----------  ----------  ----------
$  (1,591,578)   $  (1,181,495) $  (848,345)  $   605,183   $  (509,023) $  (363,913) $  (46,192) $  (13,650)
            0        5,700,628            0     1,333,248             0      110,842           0      29,557
    3,890,220       35,842,163      (55,128)      345,313       345,160      344,006     (46,769)     (1,419)
   (4,557,529)      (9,733,697)    (750,153)      (19,061)     (932,637)     622,643     (42,526)     (3,809)
-------------    -------------  -----------   -----------   -----------  -----------  ----------  ----------

   (2,258,887)      30,627,599   (1,653,626)    2,264,683    (1,096,500)     713,578    (135,487)     10,679
-------------    -------------  -----------   -----------   -----------  -----------  ----------  ----------

        1,326           31,058    1,150,848    10,203,138            32           53          59           0
            0          (14,459)           0             0             0            0           0           0
   (3,554,062)      (5,486,824)  (1,029,781)     (566,897)     (705,904)    (565,155)   (214,237)    (21,627)
 (219,643,509)    (437,054,915)   6,465,180     5,144,620     1,587,904      700,571     (86,747)  2,294,154
   (1,052,790)      (4,055,949)    (429,618)     (343,412)       (3,784)      (3,435)       (547)        (67)
-------------    -------------  -----------   -----------   -----------  -----------  ----------  ----------

 (224,249,035)    (446,581,089)   6,156,629    14,437,449       878,248      132,034    (301,472)  2,272,460
-------------    -------------  -----------   -----------   -----------  -----------  ----------  ----------

 (226,507,922)    (415,953,490)   4,503,003    16,702,132      (218,252)     845,612    (436,959)  2,283,139

  272,250,724      688,204,214   45,582,105    28,879,973    21,894,358   21,048,746   2,283,140           1
-------------    -------------  -----------   -----------   -----------  -----------  ----------  ----------
$  45,742,802    $ 272,250,724  $50,085,108   $45,582,105   $21,676,106  $21,894,358  $1,846,181  $2,283,140
=============    =============  ===========   ===========   ===========  ===========  ==========  ==========

   20,928,766       56,740,197    3,919,578     2,627,749     1,799,476    1,787,276     183,095           0
-------------    -------------  -----------   -----------   -----------  -----------  ----------  ----------
   21,813,702       81,569,601    1,980,425     3,231,760     1,118,259      632,036     153,212     205,143
  (39,144,903)    (117,381,032)  (1,444,185)   (1,939,931)   (1,034,810)    (619,836)   (177,738)    (22,048)
-------------    -------------  -----------   -----------   -----------  -----------  ----------  ----------
    3,597,565       20,928,766    4,455,818     3,919,578     1,882,925    1,799,476     158,569     183,095
=============    =============  ===========   ===========   ===========  ===========  ==========  ==========


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A40

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                         SUBACCOUNTS
                                         --------------------------------------------------------------------------
                                         AST GLOBAL REAL ESTATE   AST PARAMETRIC EMERGING      AST GOLDMAN SACHS
                                                PORTFOLIO        MARKETS EQUITY PORTFOLIO  SMALL-CAP VALUE PORTFOLIO
                                         ----------------------  ------------------------  ------------------------
                                         01/01/2013  01/01/2012   01/01/2013   01/01/2012   01/01/2013     01/01/2012
                                             TO          TO           TO           TO           TO             TO
                                         12/31/2013  12/31/2012   12/31/2013   12/31/2012   12/31/2013     12/31/2012
                                         ----------  ----------  -----------  -----------  -----------    -----------
OPERATIONS
  Net investment income (loss).......... $ (135,962) $  (11,410) $  (449,778) $  (121,976) $  (409,270)   $  (195,213)
  Capital gains distributions
   received.............................          0           0            0      339,838            0              0
  Realized gain (loss) on shares
   redeemed.............................    314,744     134,049      (20,396)    (336,541)   1,342,601        409,844
  Net change in unrealized gain (loss)
   on investments.......................    (91,923)    993,606     (205,550)   2,880,354    6,577,506      1,514,979
                                         ----------  ----------  -----------  -----------  -----------    -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................     86,859   1,116,245     (675,724)   2,761,675    7,510,837      1,729,610
                                         ----------  ----------  -----------  -----------  -----------    -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........    277,544   1,819,905      538,818    5,355,572      761,713      4,932,364
  Annuity Payments......................          0           0            0            0            0              0
  Surrenders, withdrawals and death
   benefits.............................   (233,929)    (81,702)    (279,437)    (186,213)    (714,625)      (237,214)
  Net transfers between other
   subaccounts or fixed rate
   option...............................  1,078,377     892,920    3,446,277    3,811,729      821,401      2,572,375
  Other charges.........................    (71,243)    (48,481)    (261,040)    (210,466)    (219,585)      (144,647)
                                         ----------  ----------  -----------  -----------  -----------    -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................  1,050,749   2,582,642    3,444,618    8,770,622      648,904      7,122,878
                                         ----------  ----------  -----------  -----------  -----------    -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................  1,137,608   3,698,887    2,768,894   11,532,297    8,159,741      8,852,488

NET ASSETS
  Beginning of period...................  7,170,435   3,471,548   26,030,950   14,498,653   19,892,230     11,039,742
                                         ----------  ----------  -----------  -----------  -----------    -----------
  End of period......................... $8,308,043  $7,170,435  $28,799,844  $26,030,950  $28,051,971    $19,892,230
                                         ==========  ==========  ===========  ===========  ===========    ===========

  Beginning units.......................    547,133     333,835    2,458,495    1,592,487    1,524,692        959,394
                                         ----------  ----------  -----------  -----------  -----------    -----------
  Units issued..........................    341,692     456,643    1,649,117    2,517,714      597,270      1,339,815
  Units redeemed........................   (275,081)   (243,345)  (1,344,345)  (1,651,706)    (542,811)      (774,517)
                                         ----------  ----------  -----------  -----------  -----------    -----------
  Ending units..........................    613,744     547,133    2,763,267    2,458,495    1,579,151      1,524,692
                                         ==========  ==========  ===========  ===========  ===========    ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A41

                                            SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
   AST SCHRODERS GLOBAL              AST RCM WORLD          AST J.P. MORGAN GLOBAL         AST GOLDMAN SACHS
    TACTICAL PORTFOLIO             TRENDS PORTFOLIO           THEMATIC PORTFOLIO         MULTI-ASSET PORTFOLIO
--------------------------    --------------------------  --------------------------  --------------------------
 01/01/2013      01/01/2012    01/01/2013    01/01/2012    01/01/2013    01/01/2012    01/01/2013    01/01/2012
     TO              TO            TO            TO            TO            TO            TO            TO
 12/31/2013      12/31/2012    12/31/2013    12/31/2012    12/31/2013    12/31/2012    12/31/2013    12/31/2012
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
$ (3,656,860)   $ (1,637,927) $ (4,392,593) $ (1,992,949) $ (2,247,596) $ (1,037,698) $ (2,497,869) $ (1,263,976)
           0         602,053             0     4,402,813             0       496,390             0     2,879,907
   2,762,692       2,099,981     1,943,516       984,445     1,376,566       818,542     1,560,481       627,204
  34,133,496      13,523,798    30,323,013     8,685,465    19,425,025     7,800,617    12,828,056     5,821,376
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------

  33,239,328      14,587,905    27,873,936    12,079,774    18,553,995     8,077,851    11,890,668     8,064,511
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------

  39,012,719      62,692,680    54,957,620    97,934,845    27,875,624    45,685,661    29,940,162    39,016,865
           0               0       (74,534)      (17,098)            0             0             0             0
  (2,753,623)     (1,410,365)   (4,567,550)   (2,895,888)   (1,288,197)     (704,287)   (3,649,588)   (1,737,598)
  11,280,901      23,691,131      (783,051)   16,047,217     6,123,440     6,957,370    (2,439,337)    9,185,338
  (2,161,984)     (1,264,387)   (2,625,294)   (1,598,741)   (1,320,866)     (773,763)   (1,454,780)   (1,056,667)
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------

  45,378,013      83,709,059    46,907,191   109,470,335    31,390,001    51,164,981    22,396,457    45,407,938
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------

  78,617,341      98,296,964    74,781,127   121,550,109    49,943,996    59,242,832    34,287,125    53,472,449

 179,780,827      81,483,863   235,725,370   114,175,261   111,416,624    52,173,792   139,813,228    86,340,779
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
$258,398,168    $179,780,827  $310,506,497  $235,725,370  $161,360,620  $111,416,624  $174,100,353  $139,813,228
============    ============  ============  ============  ============  ============  ============  ============

  15,190,242       7,911,117    21,003,523    11,121,340     9,458,185     4,964,168    12,411,997     8,325,112
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
   6,113,018      12,393,694     7,410,508    15,152,387     4,058,528     7,846,389     4,555,878     7,240,381
  (2,329,319)     (5,114,569)   (3,196,289)   (5,270,204)   (1,406,694)   (3,352,372)   (2,475,305)   (3,153,496)
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
  18,973,941      15,190,242    25,217,742    21,003,523    12,110,019     9,458,185    14,492,570    12,411,997
============    ============  ============  ============  ============  ============  ============  ============

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A42

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                       SUBACCOUNTS
                                         ----------------------------------------------------------------------
                                           AST FI PYRAMIS(R) ASSET        PROFUND VP         PROFUND VP CONSUMER
                                            ALLOCATION PORTFOLIO       CONSUMER SERVICES       GOODS PORTFOLIO
                                         --------------------------  --------------------   --------------------
                                          01/01/2013    01/01/2012   01/01/2013 01/01/2012  01/01/2013 01/01/2012
                                              TO            TO           TO         TO          TO         TO
                                          12/31/2013    12/31/2012   12/31/2013 12/31/2012  12/31/2013 12/31/2012
                                         ------------  ------------  ---------- ----------  ---------- ----------
OPERATIONS
  Net investment income (loss).......... $ (2,589,910) $ (1,086,065)  $ (4,671)  $ (5,515)  $  (1,954)  $ (2,177)
  Capital gains distributions
   received.............................            0             0      1,112      1,660           0          0
  Realized gain (loss) on shares
   redeemed.............................    1,830,552       716,635     45,531     28,512      55,412     17,887
  Net change in unrealized gain (loss)
   on investments.......................   25,405,185     8,675,694     77,842     41,779      18,758     14,842
                                         ------------  ------------   --------   --------   ---------   --------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................   24,645,827     8,306,264    119,814     66,436      72,216     30,552
                                         ------------  ------------   --------   --------   ---------   --------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........   31,225,357    47,335,757     10,003     18,419           0     19,570
  Annuity Payments......................            0             0          0          0           0          0
  Surrenders, withdrawals and death
   benefits.............................   (2,153,263)     (843,643)   (25,179)    (1,555)     (7,489)    (1,602)
  Net transfers between other
   subaccounts or fixed rate
   option...............................   15,541,173    13,178,625    (43,055)   (68,696)   (150,908)   (45,427)
  Other charges.........................   (1,478,549)     (816,214)    (3,102)    (3,182)     (2,569)    (3,017)
                                         ------------  ------------   --------   --------   ---------   --------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................   43,134,718    58,854,525    (61,333)   (55,014)   (160,966)   (30,476)
                                         ------------  ------------   --------   --------   ---------   --------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   67,780,545    67,160,789     58,481     11,422     (88,750)        76

NET ASSETS
  Beginning of period...................  120,257,369    53,096,580    329,782    318,360     309,540    309,464
                                         ------------  ------------   --------   --------   ---------   --------
  End of period......................... $188,037,914  $120,257,369   $388,263   $329,782   $ 220,790   $309,540
                                         ============  ============   ========   ========   =========   ========

  Beginning units.......................   10,343,938     5,117,071     24,272     28,187      25,290     27,614
                                         ------------  ------------   --------   --------   ---------   --------
  Units issued..........................    5,340,707     8,641,888      4,120      6,303         407      7,026
  Units redeemed........................   (1,726,970)   (3,415,021)    (7,655)   (10,218)    (11,443)    (9,350)
                                         ------------  ------------   --------   --------   ---------   --------
  Ending units..........................   13,957,675    10,343,938     20,737     24,272      14,254     25,290
                                         ============  ============   ========   ========   =========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A43

                                SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------
     PROFUND VP              PROFUND VP            PROFUND VP            PROFUND VP
     FINANCIALS              HEALTH CARE           INDUSTRIALS         MID-CAP GROWTH
--------------------    --------------------  --------------------  --------------------
01/01/2013   01/01/2012 01/01/2013 01/01/2012 01/01/2013 01/01/2012 01/01/2013 01/01/2012
    TO           TO         TO         TO         TO         TO         TO         TO
12/31/2013   12/31/2012 12/31/2013 12/31/2012 12/31/2013 12/31/2012 12/31/2013 12/31/2012
----------   ---------- ---------- ---------- ---------- ---------- ---------- ----------
$  (5,244)    $ (6,939) $  (4,892)  $ (4,666) $  (2,959)  $ (4,172)  $ (1,770)  $ (1,591)
        0            0          0          0          0          0          0          0
   70,592       24,480     61,008     28,837     58,663     20,490     17,585      3,168
   60,686       83,373     77,435     35,071     37,845     25,260     13,069     10,667
---------     --------  ---------   --------  ---------   --------   --------   --------

  126,034      100,914    133,551     59,242     93,549     41,578     28,884     12,244
---------     --------  ---------   --------  ---------   --------   --------   --------

        0       21,716          0     15,913          0     11,307          0      5,672
        0            0          0          0          0          0          0          0
  (25,066)     (46,935)   (25,499)    (1,487)    (3,349)    (1,463)      (603)      (285)
 (156,966)     (62,933)   (79,942)   (62,329)  (147,229)   (22,679)   (56,588)    15,477
   (4,057)      (4,219)    (3,481)    (3,563)    (2,836)    (3,065)      (996)      (935)
---------     --------  ---------   --------  ---------   --------   --------   --------

 (186,089)     (92,371)  (108,922)   (51,466)  (153,414)   (15,900)   (58,187)    19,929
---------     --------  ---------   --------  ---------   --------   --------   --------

  (60,055)       8,543     24,629      7,776    (59,865)    25,678    (29,303)    32,173

  469,299      460,756    374,852    367,076    315,112    289,434    119,203     87,030
---------     --------  ---------   --------  ---------   --------   --------   --------
$ 409,244     $469,299  $ 399,481   $374,852  $ 255,247   $315,112   $ 89,900   $119,203
=========     ========  =========   ========  =========   ========   ========   ========

   68,847       83,052     30,013     33,986     31,372     32,874     10,255      8,510
---------     --------  ---------   --------  ---------   --------   --------   --------
    6,195       26,427      4,521     10,485      4,009     15,432      1,280      5,159
  (28,912)     (40,632)   (11,314)   (14,458)   (16,716)   (16,934)    (5,524)    (3,414)
---------     --------  ---------   --------  ---------   --------   --------   --------
   46,130       68,847     23,220     30,013     18,665     31,372      6,011     10,255
=========     ========  =========   ========  =========   ========   ========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A44

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                    SUBACCOUNTS
                                         ----------------------------------------------------------------
                                              PROFUND VP            PROFUND VP            PROFUND VP
                                             MID-CAP VALUE          REAL ESTATE        SMALL-CAP GROWTH
                                         --------------------  --------------------  --------------------
                                         01/01/2013 01/01/2012 01/01/2013 01/01/2012 01/01/2013 01/01/2012
                                             TO         TO         TO         TO         TO         TO
                                         12/31/2013 12/31/2012 12/31/2013 12/31/2012 12/31/2013 12/31/2012
                                         ---------- ---------- ---------- ---------- ---------- ----------
OPERATIONS
  Net investment income (loss)..........  $   (770)  $ (1,216)  $   (212)  $  1,441   $  (695)   $  (497)
  Capital gains distributions
   received.............................         0          0          0          0     2,094          0
  Realized gain (loss) on shares
   redeemed.............................    11,348      7,323      5,171      8,170     2,347      1,488
  Net change in unrealized gain (loss)
   on investments.......................     7,229      6,156     (6,614)     7,362    11,025      1,969
                                          --------   --------   --------   --------   -------    -------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................    17,807     12,263     (1,655)    16,973    14,771      2,960
                                          --------   --------   --------   --------   -------    -------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........         0      6,321          0      4,265    10,000      1,282
  Annuity Payments......................         0          0          0          0         0          0
  Surrenders, withdrawals and death
   benefits.............................      (604)   (11,063)    (7,018)      (208)   (1,953)    (8,057)
  Net transfers between other
   subaccounts or fixed rate
   option...............................   (32,410)   (18,049)     9,934     14,616    32,309      9,776
  Other charges.........................      (596)      (749)    (1,212)    (1,150)     (421)      (240)
                                          --------   --------   --------   --------   -------    -------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................   (33,610)   (23,540)     1,704     17,523    39,935      2,761
                                          --------   --------   --------   --------   -------    -------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   (15,803)   (11,277)        49     34,496    54,706      5,721

NET ASSETS
  Beginning of period...................    69,651     80,928    144,105    109,609    31,817     26,096
                                          --------   --------   --------   --------   -------    -------
  End of period.........................  $ 53,848   $ 69,651   $144,154   $144,105   $86,523    $31,817
                                          ========   ========   ========   ========   =======    =======

  Beginning units.......................     6,471      8,634     14,160     12,429     2,741      2,491
                                          --------   --------   --------   --------   -------    -------
  Units issued..........................         0      2,447      2,802      7,343     3,947      1,912
  Units redeemed........................    (2,629)    (4,610)    (2,605)    (5,612)   (1,300)    (1,662)
                                          --------   --------   --------   --------   -------    -------
  Ending units..........................     3,842      6,471     14,357     14,160     5,388      2,741
                                          ========   ========   ========   ========   =======    =======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A45

                                SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------
     PROFUND VP             PROFUND VP            PROFUND VP            PROFUND VP
   SMALL-CAP VALUE      TELECOMMUNICATIONS         UTILITIES         LARGE-CAP GROWTH
--------------------   --------------------  --------------------  --------------------
01/01/2013  01/01/2012 01/01/2013 01/01/2012 01/01/2013 01/01/2012 01/01/2013 01/01/2012
    TO          TO         TO         TO         TO         TO         TO         TO
12/31/2013  12/31/2012 12/31/2013 12/31/2012 12/31/2013 12/31/2012 12/31/2013 12/31/2012
----------  ---------- ---------- ---------- ---------- ---------- ---------- ----------
 $   (254)   $  (294)   $  3,744   $  7,533   $  2,466   $  3,242   $   (601)  $  (816)
        0          0      11,477          0          0          0          0         0
    4,279        955      16,444     14,768     12,853     11,656      4,946     3,326
    2,153      2,160     (10,214)    18,321      8,706    (17,498)     7,935     1,514
 --------    -------    --------   --------   --------   --------   --------   -------

    6,178      2,821      21,451     40,622     24,025     (2,600)    12,280     4,024
 --------    -------    --------   --------   --------   --------   --------   -------

        0        648           0     11,450          0     13,972          0       238
        0          0           0          0          0          0          0         0

        0          0     (24,586)    (1,511)   (24,498)    (1,313)         0         0
  (11,055)    (2,071)    (67,161)   (56,167)   (25,538)   (54,756)   (12,990)    8,331
     (170)      (174)     (2,105)    (2,536)    (1,977)    (2,424)      (367)     (351)
 --------    -------    --------   --------   --------   --------   --------   -------

  (11,225)    (1,597)    (93,852)   (48,764)   (52,013)   (44,521)   (13,357)    8,218
 --------    -------    --------   --------   --------   --------   --------   -------

   (5,047)     1,224     (72,401)    (8,142)   (27,988)   (47,121)    (1,077)   12,242

   20,483     19,259     246,598    254,740    211,621    258,742     49,185    36,943
 --------    -------    --------   --------   --------   --------   --------   -------
 $ 15,436    $20,483    $174,197   $246,598   $183,633   $211,621   $ 48,108   $49,185
 ========    =======    ========   ========   ========   ========   ========   =======

    1,847      1,988      24,409     28,944     22,559     27,191      4,585     3,831
 --------    -------    --------   --------   --------   --------   --------   -------
      622        381       3,995      8,977      3,465     13,353      2,739     4,972
   (1,443)      (522)    (12,788)   (13,512)    (8,471)   (17,985)    (3,856)   (4,218)
 --------    -------    --------   --------   --------   --------   --------   -------
    1,026      1,847      15,616     24,409     17,553     22,559      3,468     4,585
 ========    =======    ========   ========   ========   ========   ========   =======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A46

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                    SUBACCOUNTS
                                         -------------------------------------------------------------------
                                              PROFUND VP                               AST JENNISON LARGE-CAP
                                            LARGE-CAP VALUE    AST BOND PORTFOLIO 2020    VALUE PORTFOLIO
                                         --------------------  ----------------------  ---------------------
                                         01/01/2013 01/01/2012 01/01/2013  01/01/2012  01/01/2013 01/01/2012
                                             TO         TO         TO          TO          TO         TO
                                         12/31/2013 12/31/2012 12/31/2013  12/31/2012  12/31/2013 12/31/2012
                                         ---------- ---------- ----------  ----------  ---------- ----------
OPERATIONS
  Net investment income (loss)..........     (483)   $   (743)   (37,837)  $  (2,275)   (134,368) $  (63,185)
  Capital gains distributions
   received.............................        0           0          0      12,074           0           0
  Realized gain (loss) on shares
   redeemed.............................    7,019      13,261    (25,305)     34,556     315,860      15,087
  Net change in unrealized gain (loss)
   on investments.......................   12,858       2,978    (66,186)    (34,325)  1,769,724     485,373
                                          -------    --------  ---------   ---------   ---------  ----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................   19,394      15,496   (129,328)     10,030   1,951,216     437,275
                                          -------    --------  ---------   ---------   ---------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........        0       1,906          0           4     284,135   1,487,840
  Annuity Payments......................        0           0          0           0           0           0
  Surrenders, withdrawals and death
   benefits.............................     (813)    (53,942)   (12,504)     (2,456)    (91,700)    (22,975)
  Net transfers between other
   subaccounts or fixed rate
   option...............................  (19,813)    (27,699) 4,473,863    (618,483)  1,649,079     909,265
  Other charges.........................     (723)       (944)      (103)        (44)    (76,092)    (46,956)
                                          -------    --------  ---------   ---------   ---------  ----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................  (21,349)    (80,679) 4,461,256    (620,979)  1,765,422   2,327,174
                                          -------    --------  ---------   ---------   ---------  ----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   (1,955)    (65,183) 4,331,928    (610,949)  3,716,638   2,764,449

NET ASSETS
  Beginning of period...................   75,397     140,580    134,938     745,887   6,100,699   3,336,250
                                          -------    --------  ---------   ---------   ---------  ----------
  End of period.........................   73,442    $ 75,397  4,466,866   $ 134,938   9,817,337  $6,100,699
                                          =======    ========  =========   =========   =========  ==========

  Beginning units.......................    8,294      17,584     10,681      65,882     556,714     338,692
                                          -------    --------  ---------   ---------   ---------  ----------
  Units issued..........................      192       3,334    560,578       9,721     333,046     530,942
  Units redeemed........................   (2,173)    (12,624)  (191,052)    (64,922)   (195,640)   (312,920)
                                          -------    --------  ---------   ---------   ---------  ----------
  Ending units..........................    6,313       8,294    380,207      10,681     694,120     556,714
                                          =======    ========  =========   =========   =========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A47

                                     SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------
                                                                             WELLS FARGO ADVANTAGE VT
 AST JENNISON LARGE-CAP                                                      INTERNATIONAL EQUITY
    GROWTH PORTFOLIO     AST BOND PORTFOLIO 2017   AST BOND PORTFOLIO 2021      FUND - CLASS 1
-----------------------  -----------------------  -------------------------  -----------------------
01/01/2013   01/01/2012  01/01/2013   01/01/2012   01/01/2013    01/01/2012  01/01/2013   01/01/2012
    TO           TO          TO           TO           TO            TO          TO           TO
12/31/2013   12/31/2012  12/31/2013   12/31/2012   12/31/2013    12/31/2012  12/31/2013   12/31/2012
----------  -----------  ----------  -----------  ------------  -----------  ----------   ----------
  (207,206) $  (144,628)   (392,468) $  (349,584) $   (367,038) $  (435,040) $  (1,000)    $   (190)

         0            0           0            0             0      622,481      2,489       13,810

   542,839      132,373     457,506      366,417     1,029,654    1,311,773     19,581        1,218

 3,319,379      678,640    (743,479)     572,745    (2,044,559)      (4,266)    (2,707)       9,950
----------  -----------  ----------  -----------  ------------  -----------  ---------     --------



 3,655,012      666,385    (678,441)     589,578    (1,381,943)   1,494,948     18,363       24,788
----------  -----------  ----------  -----------  ------------  -----------  ---------     --------

   644,722    3,894,363           0           (2)          111            0         71            0
         0            0     (36,290)           0             0            0          0            0
  (185,278)     (64,564)   (467,799)    (427,854)     (631,660)    (667,214)  (183,833)     (15,107)

  (364,441)   1,532,209  (7,313,714)     558,404   (17,391,882)  (6,182,916)    (1,886)       4,499
  (115,303)     (75,898)     (4,315)      (5,591)       (5,030)     (10,362)       (26)         (22)
----------  -----------  ----------  -----------  ------------  -----------  ---------     --------

   (20,300)   5,286,110  (7,822,118)     124,957   (18,028,461)  (6,860,492)  (185,674)     (10,630)
----------  -----------  ----------  -----------  ------------  -----------  ---------     --------

 3,634,712    5,952,495  (8,500,559)     714,535   (19,410,404)  (5,365,544)  (167,311)      14,158

10,609,945    4,657,450  21,846,905   21,132,370    28,166,626   33,532,170    219,724      205,566
----------  -----------  ----------  -----------  ------------  -----------  ---------     --------
14,244,657  $10,609,945  13,346,346  $21,846,905  $  8,756,222  $28,166,626  $  52,413     $219,724
==========  ===========  ==========  ===========  ============  ===========  =========     ========

   875,800      435,071   1,846,896    1,835,904     2,129,378    2,641,568     15,969       16,691
----------  -----------  ----------  -----------  ------------  -----------  ---------     --------
   305,757      766,099     718,114      878,207       616,179    1,013,425         39          896
  (302,840)    (325,370) (1,388,031)    (867,215)   (2,013,311)  (1,525,615)   (12,778)      (1,618)
----------  -----------  ----------  -----------  ------------  -----------  ---------     --------
   878,717      875,800   1,176,979    1,846,896       732,246    2,129,378      3,230       15,969
==========  ===========  ==========  ===========  ============  ===========  =========     ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A48

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                      SUBACCOUNTS
                                         --------------------------------------------------------------------------
                                         WELLS FARGO ADVANTAGE VT WELLS FARGO ADVANTAGE VT
                                             OMEGA GROWTH            SMALL CAP VALUE
                                            FUND - CLASS 1           FUND - CLASS 1         AST BOND PORTFOLIO 2022
                                         -----------------------  -----------------------  ------------------------
                                         01/01/2013   01/01/2012  01/01/2013   01/01/2012   01/01/2013   01/01/2012
                                             TO           TO          TO           TO           TO           TO
                                         12/31/2013   12/31/2012  12/31/2013   12/31/2012   12/31/2013   12/31/2012
                                         ----------   ----------  ----------   ----------  -----------  -----------
OPERATIONS
  Net investment income (loss).......... $  (4,650)    $ (6,125)   $  (466)     $  (323)   $  (372,692) $  (379,428)
  Capital gains distributions
   received.............................    22,144       23,469          0            0              0       36,319
  Realized gain (loss) on shares
   redeemed.............................    51,518        7,982      1,813        1,216        205,197      531,946
  Net change in unrealized gain (loss)
   on investments.......................    35,658       34,762      6,670        6,451     (1,835,272)     605,205
                                         ---------     --------    -------      -------    -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................   104,670       60,088      8,017        7,344     (2,002,767)     794,042
                                         ---------     --------    -------      -------    -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........         0            1          0           (1)             0           17
  Annuity Payments......................         0            0          0            0              0            0
  Surrenders, withdrawals and death
   benefits.............................  (147,441)     (14,243)    (5,240)      (5,183)    (2,572,577)    (430,356)
  Net transfers between other
   subaccounts or fixed rate
   option...............................    (4,873)      (6,498)         0            0     (4,367,761)   5,596,043
  Other charges.........................         0           (5)      (202)        (190)        (4,232)      (4,707)
                                         ---------     --------    -------      -------    -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................  (152,314)     (20,745)    (5,442)      (5,374)    (6,944,570)   5,160,997
                                         ---------     --------    -------      -------    -----------  -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   (47,644)      39,343      2,575        1,970     (8,947,337)   5,955,039

NET ASSETS
  Beginning of period...................   365,261      325,918     62,762       60,792     21,558,826   15,603,787
                                         ---------     --------    -------      -------    -----------  -----------
  End of period......................... $ 317,617     $365,261    $65,337      $62,762    $12,611,489  $21,558,826
                                         =========     ========    =======      =======    ===========  ===========

  Beginning units.......................   168,936      178,914      5,173        5,634      1,736,527    1,301,756
                                         ---------     --------    -------      -------    -----------  -----------
  Units issued..........................         0        1,977          0           47        974,134    1,322,912
  Units redeemed........................   (62,386)     (11,955)      (413)        (508)    (1,560,609)    (888,141)
                                         ---------     --------    -------      -------    -----------  -----------
  Ending units..........................   106,550      168,936      4,760        5,173      1,150,052    1,736,527
                                         =========     ========    =======      =======    ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A49

                                   SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------
  AST QUANTITATIVE        AST BLACKROCK GLOBAL    WELLS FARGO ADVANTAGE VT   AST PRUDENTIAL CORE BOND
 MODELING PORTFOLIO       STRATEGIES PORTFOLIO    OPPORTUNITY FUND - CLASS 1        PORTFOLIO
--------------------   -------------------------  -------------------------  ----------------------
01/01/2013  01/01/2012  01/01/2013    01/01/2012  01/01/2013    01/01/2012   01/01/2013   01/01/2012
    TO          TO          TO            TO          TO            TO           TO           TO
12/31/2013  12/31/2012  12/31/2013    12/31/2012  12/31/2013    12/31/2012   12/31/2013   12/31/2012
----------  ---------- ------------  -----------  ----------    ----------   ----------   ----------
 $ (2,120)   $  (834)  $ (1,679,417) $  (807,088)  $ (2,298)     $ (2,561)   $ (110,946)  $  (53,631)
        0          0              0            0          0            71             0        6,348
    6,049        (25)       763,114       36,625     20,672        14,141        14,283       44,175
   23,479      4,378      9,898,160    6,636,996     27,537        22,873      (183,306)     175,383
 --------    -------   ------------  -----------   --------      --------    ----------   ----------

   27,408      3,519      8,981,857    5,866,533     45,911        34,524      (279,969)     172,275
 --------    -------   ------------  -----------   --------      --------    ----------   ----------

  151,164     11,473     25,858,365   38,492,837          0             0       546,666    5,253,419
        0          0              0            0          0             0             0            0
       (1)    (5,000)    (3,405,159)  (3,027,458)   (78,380)      (91,868)     (152,476)     (26,732)
  173,081     63,714          3,442    1,493,989     (2,038)       (1,008)      820,257    1,100,495
      (61)       (45)      (813,238)    (425,649)       (31)          (29)      (75,697)     (24,447)
 --------    -------   ------------  -----------   --------      --------    ----------   ----------

  324,183     70,142     21,643,410   36,533,719    (80,449)      (92,905)    1,138,750    6,302,735
 --------    -------   ------------  -----------   --------      --------    ----------   ----------

  351,591     73,661     30,625,267   42,400,252    (34,538)      (58,381)      858,781    6,475,010

   73,661          0     86,714,025   44,313,773    209,692       268,073     6,835,314      360,304
 --------    -------   ------------  -----------   --------      --------    ----------   ----------
 $425,252    $73,661   $117,339,292  $86,714,025   $175,154      $209,692    $7,694,095   $6,835,314
 ========    =======   ============  ===========   ========      ========    ==========   ==========

    7,416          0      8,594,013    4,834,702     17,208        25,046       643,150       35,775
 --------    -------   ------------  -----------   --------      --------    ----------   ----------
   31,530      8,093      3,110,308    4,842,479          0            60       561,827      937,632
   (3,019)      (677)    (1,024,546)  (1,083,168)    (6,050)       (7,898)     (453,930)    (330,257)
 --------    -------   ------------  -----------   --------      --------    ----------   ----------
   35,927      7,416     10,679,775    8,594,013     11,158        17,208       751,047      643,150
 ========    =======   ============  ===========   ========      ========    ==========   ==========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A50

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                         SUBACCOUNTS
                                         ---------------------------------------------------------------------------

                                                                                              AST FRANKLIN TEMPLETON
                                          AST NEUBERGER BERMAN           AST BOND                 FOUNDING FUNDS
                                           CORE BOND PORTFOLIO        PORTFOLIO 2023           ALLOCATION PORTFOLIO
                                         ----------------------  -----------------------    --------------------------
                                         01/01/2013  01/01/2012   01/01/2013  1/3/2012*      01/01/2013    4/30/2012*
                                             TO          TO           TO          TO             TO            TO
                                         12/31/2013  12/31/2012   12/31/2013  12/31/2012     12/31/2013    12/31/2012
                                         ----------  ----------  -----------  ----------    ------------  ------------
OPERATIONS
  Net investment income (loss).......... $  (66,172) $  (31,298) $  (475,320) $  (24,877)   $ (4,206,332) $   (981,950)
  Capital gains distributions
   received.............................          0       1,317            0           0               0             0
  Realized gain (loss) on shares
   redeemed.............................     (1,583)      5,928     (927,982)      7,752       2,723,691      (464,899)
  Net change in unrealized gain (loss)
   on investments.......................   (105,926)     77,269   (1,038,596)     34,932      52,339,337     3,799,884
                                         ----------  ----------  -----------  ----------    ------------  ------------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................   (173,681)     53,216   (2,441,898)     17,807      50,856,696     2,353,035
                                         ----------  ----------  -----------  ----------    ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........    117,870   2,430,687            0           0      17,591,743    26,496,096
  Annuity Payments......................          0           0     (801,538)          0               0             0
  Surrenders, withdrawals and death
   benefits.............................    (78,783)    (19,376)  (1,797,099)    (73,375)     (4,537,033)     (678,968)
  Net transfers between other
   subaccounts or fixed rate
   option...............................  2,381,969     730,285   35,155,070   3,964,015       9,717,037   182,098,416
  Other charges.........................    (36,706)    (17,869)      (9,618)          0      (2,395,627)     (540,950)
                                         ----------  ----------  -----------  ----------    ------------  ------------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................  2,384,350   3,123,727   32,546,815   3,890,640      20,376,120   207,374,594
                                         ----------  ----------  -----------  ----------    ------------  ------------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................  2,210,669   3,176,943   30,104,917   3,908,447      71,232,816   209,727,629

NET ASSETS
  Beginning of period...................  3,621,232     444,289    3,908,447           0     209,727,629             0
                                         ----------  ----------  -----------  ----------    ------------  ------------
  End of period......................... $5,831,901  $3,621,232  $34,013,364  $3,908,447    $280,960,445  $209,727,629
                                         ==========  ==========  ===========  ==========    ============  ============

  Beginning units.......................    348,513      44,118      376,166           0      19,510,744             0
                                         ----------  ----------  -----------  ----------    ------------  ------------
  Units issued..........................    365,051     388,938    7,536,923     414,532       4,662,450    22,006,729
  Units redeemed........................   (125,514)    (84,543)  (4,180,037)    (38,366)     (2,811,657)   (2,495,985)
                                         ----------  ----------  -----------  ----------    ------------  ------------
  Ending units..........................    588,050     348,513    3,733,052     376,166      21,361,537    19,510,744
                                         ==========  ==========  ===========  ==========    ============  ============

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A51

                                     SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------
                                                                                            AST AQR
                             AST WESTERN ASSET                               AST BOND       EMERGING
    AST NEW DISCOVERY        EMERGING MARKETS            AST MFS             PORTFOLIO   MARKETS EQUITY
ASSET ALLOCATION PORTFOLIO    DEBT PORTFOLIO      LARGE-CAP VALUE PORTFOLIO    2024        PORTFOLIO
------------------------   --------------------   ------------------------  -----------  --------------
 01/01/2013    4/30/2012*  01/01/2013  8/20/2012* 01/01/2013    8/20/2012*  01/02/2013*   02/25/2013*
     TO            TO          TO          TO         TO            TO          TO             TO
 12/31/2013    12/31/2012  12/31/2013  12/31/2012 12/31/2013    12/31/2012  12/31/2013     12/31/2013
-----------   -----------  ----------  ---------- ----------    ----------  -----------  --------------
$  (514,748)  $   (29,115)  $ (1,317)   $   (80)  $   (9,730)    $   (98)   $  (105,731)    $  (208)
          0             0          0          0            0           0              0           0

    619,730      (116,623)      (249)       (14)      12,759         (57)      (250,204)         (5)

  4,854,216       835,954     (8,278)       575      142,201         232       (268,258)        465
-----------   -----------   --------    -------    ----------    -------    -----------     -------

  4,959,198       690,216     (9,844)       481      145,230          77       (624,193)        252
-----------   -----------   --------    -------    ----------    -------    -----------     -------

 10,226,358     7,175,938     57,841     67,352       45,805         185              0      15,901
          0             0          0          0            0           0              0           0

   (528,411)     (167,655)    (3,581)         0       (1,195)          0       (351,980)       (467)

  1,522,326    16,016,273       (657)      (137)   1,137,700      39,974     10,021,237      37,041
   (304,247)     (114,215)        (4)         0       (5,406)        (39)           (24)         (3)
-----------   -----------   --------    -------    ----------    -------    -----------     -------

 10,916,026    22,910,341     53,599     67,215    1,176,904      40,120      9,669,233      52,472
-----------   -----------   --------    -------    ----------    -------    -----------     -------

 15,875,224    23,600,557     43,755     67,696    1,322,134      40,197      9,045,040      52,724

 23,600,557             0     67,696          0       40,197           0              0           0
-----------   -----------   --------    -------    ----------    -------    -----------     -------
$39,475,781   $23,600,557   $111,451    $67,696   $1,362,331     $40,197    $ 9,045,040     $52,724
===========   ===========   ========    =======    ==========    =======    ===========     =======

  2,285,241             0      6,510          0        3,943           0              0           0
-----------   -----------   --------    -------    ----------    -------    -----------     -------
  1,661,174     2,936,117      7,871      8,144      127,375       4,154      2,104,496       5,263
   (658,821)     (650,876)    (2,517)    (1,634)     (30,057)       (211)    (1,069,256)        (46)
-----------   -----------   --------    -------    ----------    -------    -----------     -------
  3,287,594     2,285,241     11,864      6,510      101,261       3,943      1,035,240       5,217
===========   ===========   ========    =======    ==========    =======    ===========     =======

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A52

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                                  SUBACCOUNTS
                                                                -----------------------------------------------
                                                                    AST       AST QMA
                                                                CLEARBRIDGE  EMERGING    AST MULTI-      AST
                                                                 DIVIDEND     MARKETS   SECTOR FIXED  BLACKROCK
                                                                  GROWTH      EQUITY       INCOME    ISHARES ETF
                                                                 PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                                ----------- ----------- ------------ -----------
                                                                02/25/2013* 02/25/2013* 02/25/2013*  04/29/2013*
                                                                    TO          TO           TO          TO
                                                                12/31/2013  12/31/2013   12/31/2013  12/31/2013
                                                                ----------- ----------- ------------ -----------
OPERATIONS
  Net investment income (loss)................................. $  (11,171)   $   (75)  $  (463,989) $  (41,833)
  Capital gains distributions received.........................          0          0             0           0
  Realized gain (loss) on shares redeemed......................      3,153          4         3,693      15,329
  Net change in unrealized gain (loss) on investments..........    145,263        612       744,306     335,429
                                                                ----------    -------   -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS..................................................    137,245        541       284,010     308,925
                                                                ----------    -------   -----------  ----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net payments..................................    171,320      2,248    97,629,901   6,188,541
  Annuity Payments.............................................          0          0             0           0
  Surrenders, withdrawals and death benefits...................     (2,892)         0      (618,806)   (190,091)
  Net transfers between other subaccounts or fixed rate option.  1,593,200     10,504             0   1,387,137
  Other charges................................................     (3,973)         0             0     (17,354)
                                                                ----------    -------   -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CONTRACT OWNER TRANSACTIONS.................................  1,757,655     12,752    97,011,095   7,368,233
                                                                ----------    -------   -----------  ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS........................  1,894,900     13,293    97,295,105   7,677,158

NET ASSETS
  Beginning of period..........................................          0          0             0           0
                                                                ----------    -------   -----------  ----------
  End of period................................................ $1,894,900    $13,293   $97,295,105  $7,677,158
                                                                ==========    =======   ===========  ==========

  Beginning units..............................................          0          0             0           0
                                                                ----------    -------   -----------  ----------
  Units issued.................................................    179,324      1,383    11,057,341     825,859
  Units redeemed...............................................    (16,784)         0      (829,370)    (94,833)
                                                                ----------    -------   -----------  ----------
  Ending units.................................................    162,540      1,383    10,227,971     731,026
                                                                ==========    =======   ===========  ==========


*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A53

                            SUBACCOUNTS (CONTINUED)
               -------------------------------------------------
               AST FRANKLIN
                TEMPLETON   AST DEFENSIVE
                 FOUNDING       ASSET       AST AQR     AST QMA
                FUNDS PLUS   ALLOCATION    LARGE-CAP   LARGE-CAP
                PORTFOLIO     PORTFOLIO    PORTFOLIO   PORTFOLIO
               ------------ ------------- ----------- -----------
               04/29/2013*   04/29/2013*  04/29/2013* 04/29/2013*
                    TO           TO           TO          TO
                12/31/2013   12/31/2013   12/31/2013  12/31/2013
               ------------ ------------- ----------- -----------
               $  (126,281)  $  (45,980)   $ (1,191)    $  (16)
                         0            0           0          0
                    55,093       16,653       5,893          1
                 1,249,276      124,024      31,855        444
               -----------   ----------    --------     ------

                 1,178,088       94,697      36,557        429
               -----------   ----------    --------     ------

                12,876,967    6,890,559       4,320      3,043
                         0            0           0          0
                   (45,531)     (66,529)          0          0
                 7,800,752      650,795     816,494          0
                   (60,218)     (19,724)        (82)         0
               -----------   ----------    --------     ------

                20,571,970    7,455,101     820,732      3,043
               -----------   ----------    --------     ------

                21,750,058    7,549,798     857,289      3,472

                         0            0           0          0
               -----------   ----------    --------     ------
               $21,750,058   $7,549,798    $857,289     $3,472
               ===========   ==========    ========     ======

                         0            0           0          0
               -----------   ----------    --------     ------
                 2,218,314    1,105,033     149,619        297
                  (207,675)    (325,906)    (76,068)         0
               -----------   ----------    --------     ------
                 2,010,639      779,127      73,551        297
               ===========   ==========    ========     ======

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A54

                       NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT DECEMBER 31,
                                     2013

NOTE 1: GENERAL

        Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account") was established on May 20, 1996 under New Jersey law as a separate investment account of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company) and is indirectly wholly-owned by The Prudential Insurance Company of America ("Prudential"), a wholly-owned subsidiary of Prudential Financial, Inc. ("PFI"). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Pruco Life of New Jersey's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Pruco Life of New Jersey may conduct. Proceeds from purchases of the following contracts are invested in the Account:

        Strategic Partners Variable Annuity One
        Strategic Partners Variable Annuity One 3
        Strategic Partners Select
        Strategic Partners Advisor
        Strategic Partners Plus
        Strategic Partners FlexElite
        Discovery Select and Discovery Choice Variable Annuity Contracts Prudential Premier B, L, X Series
       Prudential Premier Bb Series
       Prudential Premier Retirement X, B, L, C Series
       Prudential Premier Advisor
       Prudential Premier Retirement Variable Annuity
       Prudential Defined Income Annuity

        The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for individual variable annuity contracts. There are one hundred twenty three subaccounts within the Account, of which one hundred twenty one had activity during 2013. Each contract offers the option to invest in various subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the "Portfolios"). Investment options vary by contract.

        The name of each Portfolio and the corresponding subaccount name are as follows:
AllianceBernstein Large Cap Growth Portfolio Class B
VP Value Fund
AST Academic Strategies Asset Allocation Portfolio
AST Advanced Strategies Portfolio
AST AQR Emerging Markets Equity Portfolio
AST AQR Large-Cap Portfolio
AST Balanced Asset Allocation Portfolio
AST BlackRock Global Strategies Portfolio
AST BlackRock iShares ETF Portfolio
AST Bond Portfolio 2016*
AST Bond Portfolio 2017
AST Bond Portfolio 2018
AST Bond Portfolio 2019
AST Bond Portfolio 2020
AST Bond Portfolio 2021
AST Bond Portfolio 2022
AST Bond Portfolio 2023
AST Bond Portfolio 2024
AST Capital Growth Asset Allocation Portfolio
AST ClearBridge Dividend Growth Portfolio (formerly AST Clearbridge Dividend
 Growth Portfolio)
AST Cohen & Steers Realty Portfolio
AST Defensive Asset Allocation Portfolio
AST Federated Aggressive Growth Portfolio
AST FI Pyramis(R) Asset Allocation Portfolio
AST First Trust Balanced Target Portfolio
AST Franklin Templeton Founding Funds Allocation Portfolio
AST Franklin Templeton Founding Funds Plus Portfolio
AST Global Real Estate Portfolio
AST Goldman Sachs Concentrated Growth Portfolio
AST Goldman Sachs Large-Cap Value Portfolio
AST Goldman Sachs Mid-Cap Growth Portfolio
AST Goldman Sachs Multi-Asset Portfolio (formerly AST Horizon Moderate Asset
 Allocation Portfolio)
AST Goldman Sachs Small-Cap Value Portfolio
AST Herndon Large-Cap Value Portfolio (formerly AST BlackRock Value Portfolio) AST High Yield Portfolio
AST International Growth Portfolio
AST International Value Portfolio
AST Investment Grade Bond Portfolio
AST J.P. Morgan Global Thematic Portfolio
AST J.P. Morgan International Equity Portfolio (formerly AST JPMorgan
 International Equity Portfolio)

                                      A55

AST J.P. Morgan Strategic Opportunities Portfolio
AST Jennison Large-Cap Growth Portfolio
AST Jennison Large-Cap Value Portfolio
AST Large-Cap Value Portfolio
AST Loomis Sayles Large-Cap Growth Portfolio (formerly AST Marsico Capital
 Growth Portfolio)
AST Lord Abbett Core Fixed Income Portfolio
AST MFS Global Equity Portfolio
AST MFS Growth Portfolio
AST MFS Large-Cap Value Portfolio
AST Mid-Cap Value Portfolio
AST Money Market Portfolio
AST Multi-Sector Fixed Income Portfolio (formerly AST Long Duration Bond
 Portfolio)
AST Neuberger Berman / LSV Mid-Cap Value Portfolio
AST Neuberger Berman Core Bond Portfolio
AST Neuberger Berman Mid-Cap Growth Portfolio
AST New Discovery Asset Allocation Portfolio
AST Parametric Emerging Markets Equity Portfolio
AST PIMCO Limited Maturity Bond Portfolio
AST PIMCO Total Return Bond Portfolio
AST Preservation Asset Allocation Portfolio
AST Prudential Core Bond Portfolio
AST Prudential Growth Allocation Portfolio (formerly AST First Trust Capital
 Appreciation Target Portfolio)
AST QMA Emerging Markets Equity Portfolio
AST QMA Large-Cap Portfolio
AST QMA US Equity Alpha Portfolio
AST Quantitative Modeling Portfolio
AST RCM World Trends Portfolio (formerly AST Moderate Asset Allocation
 Portfolio)
AST Schroders Global Tactical Portfolio
AST Schroders Multi-Asset World Strategies Portfolio
AST Small-Cap Growth Portfolio
AST Small-Cap Value Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST T. Rowe Price Equity Income Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio
AST T. Rowe Price Natural Resources Portfolio
AST Templeton Global Bond Portfolio (formerly AST T. Rowe Price Global Bond
 Portfolio)
AST Wellington Management Hedged Equity Portfolio
AST Western Asset Core Plus Bond Portfolio
AST Western Asset Emerging Markets Debt Portfolio
Davis Value Portfolio
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
Invesco V.I. Core Equity Fund
Janus Aspen Janus Portfolio - Institutional Shares
Janus Aspen Janus Portfolio - Service Shares
Janus Aspen Overseas Portfolio - Institutional Shares
MFS(R) Growth Series - Initial Class
MFS(R) Research Series - Initial Class
NVIT Developing Markets Fund
ProFund VP Consumer Goods Portfolio
ProFund VP Consumer Services
ProFund VP Financials
ProFund VP Health Care
ProFund VP Industrials
ProFund VP Large-Cap Growth
ProFund VP Large-Cap Value
ProFund VP Mid-Cap Growth
ProFund VP Mid-Cap Value
ProFund VP Real Estate
ProFund VP Small-Cap Growth
ProFund VP Small-Cap Value
ProFund VP Telecommunications
ProFund VP Utilities
Prudential Diversified Bond Portfolio
Prudential Equity Portfolio
Prudential Global Portfolio
Prudential High Yield Bond Portfolio
Prudential Jennison 20/20 Focus Portfolio
Prudential Jennison Portfolio
Prudential Money Market Portfolio
Prudential Small Capitalization Stock Portfolio
Prudential SP International Growth Portfolio
Prudential SP International Value Portfolio
Prudential SP Small Cap Value Portfolio
Prudential Stock Index Portfolio
Prudential Value Portfolio
Prudential SP Prudential U.S. Emerging Growth Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price International Stock Portfolio
Wells Fargo Advantage VT International Equity Fund - Class 1
Wells Fargo Advantage VT Omega Growth Fund - Class 1
Wells Fargo Advantage VT Opportunity Fund - Class 1
Wells Fargo Advantage VT Small Cap Growth Fund - Class 1*
Wells Fargo Advantage VT Small Cap Value Fund - Class 1
        --------
        * Subaccount available for investment but had no assets as of December 31, 2013

        The Portfolios are diversified open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each of the variable investment options of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these mutual funds is available upon request to the appropriate companies.

                                      A56

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES


        The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. Subsequent events have been evaluated through the date these financial statements were issued.

        Investments--The investments in shares of the Portfolios are stated at the net asset value of the respective Portfolios, which is obtained from the custodian and is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the Statements of Operations of the applicable subaccount.

        Security Transactions--Realized gains and losses on security transactions are determined based upon an average cost of the investment sold. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

        Dividend Income and Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

        NEW ACCOUNTING PRONOUNCEMENTS

        In June 2013, the Financial Accounting Standards Board issued updated guidance clarifying the characteristics of an investment company and requiring new disclosures. Under the guidance, all entities regulated under the Investment Company Act of 1940 automatically qualify as investment companies, while all other entities need to consider both the fundamental and typical characteristics of an investment company in determining whether they qualify as investment companies. This new guidance is effective for interim or annual reporting periods that begin after December 15, 2013, and should be applied prospectively. This guidance does not have an effect on the Account's net assets or results of operations.

NOTE 3: FAIR VALUE

        Fair Value Measurement--Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

        Level 1--Fair value is based on unadjusted quoted prices in active markets that are accessible to the Account for identical investments. These generally provide the most reliable evidence and are used to measure fair value whenever available. Investments which have a net asset value which is readily available to the public are classified as Level 1.

        Level 2--Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar securities, quoted market prices in markets that are not active for identical or similar securities, and other market observable inputs. Investments which have a net asset value which is only available to institutional clients are classified as Level 2.

                                      A57

        Level 3--Fair value is based on at least one or more significant unobservable inputs for the investment. As of December 31, 2013, the Account did not have any Level 3 investments.

        As of December 31, 2013, all investments have been classified as Level 1 with the exception of proprietary funds, consisting of The Prudential Series Fund and the Advanced Series Trust, and any non-proprietary funds where the net asset value is not readily observable by the public, which are classified as Level 2. The Level 2 investments as of December 31, 2013, are presented below.

Proprietary Funds (The Prudential Series Fund and the Advanced Series Trust). $7,447,199,969
Wells Fargo Advantage VT Opportunity Fund - Class 1.......................... $      175,154

        TRANSFERS BETWEEN LEVEL 1 AND LEVEL 2

        Periodically there are transfers between Level 1 and Level 2 for assets held in the Account. The classification of the Account investments may vary dependent on the availability of information to the public. Should an investment's net asset value become publicly observable, the investment would be transferred from Level 2 to Level 1, and conversely transferred out of Level 1 and into Level 2 when a net asset value is no longer readily available to the public. During 2013, there were no transfers from Level 1 to Level 2. There were transfers from Level 2 to Level 1 as presented below. The transfers are based on values as of December 31, 2012.

    AllianceBernstein Large Cap Growth Portfolio Class B......... $  457,152
    Davis Value Portfolio........................................ $2,130,939
    Janus Aspen Janus Portfolio - Service Shares................. $  389,239
    Janus Aspen Janus Portfolio - Institutional Shares........... $5,085,360
    Janus Aspen Overseas Portfolio - Institutional Shares........ $8,556,231
    NVIT Developing Markets Fund................................. $  665,169
    ProFund VP Consumer Services................................. $  329,782
    ProFund VP Consumer Goods Portfolio.......................... $  309,540
    ProFund VP Financials........................................ $  469,299
    ProFund VP Health Care....................................... $  374,852
    ProFund VP Industrials....................................... $  315,112
    ProFund VP Mid-Cap Growth.................................... $  119,203
    ProFund VP Mid-Cap Value..................................... $   69,651
    ProFund VP Real Estate....................................... $  144,105
    ProFund VP Small-Cap Growth.................................. $   31,817
    ProFund VP Small-Cap Value................................... $   20,483
    ProFund VP Telecommunications................................ $  246,598
    ProFund VP Utilities......................................... $  211,621
    ProFund VP Large-Cap Growth.................................. $   49,185
    ProFund VP Large-Cap Value................................... $   75,397
    Wells Fargo Advantage VT International Equity Fund - Class 1. $  219,724
    Wells Fargo Advantage VT Omega Growth Fund - Class 1......... $  365,261
    Wells Fargo Advantage VT Small Cap Value Fund - Class 1...... $   62,762

NOTE 4: TAXES

        Pruco Life of New Jersey is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of PFI's consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

                                      A58

NOTE 5: PURCHASES AND SALES OF INVESTMENTS


        The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the portfolios for the year ended December 31, 2013 were as follows:

                                                                PURCHASES      SALES
                                                               ------------ -----------
Prudential Money Market Portfolio............................. $  3,728,051 $ 4,924,713
Prudential Diversified Bond Portfolio......................... $    464,620 $ 3,191,458
Prudential Equity Portfolio................................... $    354,412 $ 4,075,177
Prudential Value Portfolio.................................... $    782,925 $ 6,556,717
Prudential High Yield Bond Portfolio.......................... $  1,029,676 $ 3,307,885
Prudential Stock Index Portfolio.............................. $  1,528,288 $ 5,825,105
Prudential Global Portfolio................................... $    102,346 $   802,371
Prudential Jennison Portfolio................................. $    366,100 $ 3,779,776
Prudential Small Capitalization Stock Portfolio............... $    316,119 $ 1,093,489
T. Rowe Price International Stock Portfolio................... $    121,747 $   177,974
T. Rowe Price Equity Income Portfolio......................... $    136,290 $   821,950
Invesco V.I. Core Equity Fund................................. $    124,926 $ 1,386,462
Janus Aspen Janus Portfolio - Institutional Shares............ $     57,895 $   881,707
Janus Aspen Overseas Portfolio - Institutional Shares......... $    165,677 $ 1,484,829
MFS(R) Research Series - Initial Class........................ $     32,345 $   291,309
MFS(R) Growth Series - Initial Class.......................... $    231,971 $ 1,031,023
VP Value Fund................................................. $    155,666 $   558,770
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2. $    110,796 $   358,900
Prudential Jennison 20/20 Focus Portfolio..................... $     31,821 $   691,643
Davis Value Portfolio......................................... $      3,210 $   460,055
AllianceBernstein Large Cap Growth Portfolio Class B.......... $    145,475 $   109,840
Prudential SP Small Cap Value Portfolio....................... $    233,782 $ 1,996,109
Janus Aspen Janus Portfolio - Service Shares.................. $      4,040 $    50,010
Prudential SP Prudential U.S. Emerging Growth Portfolio....... $     94,319 $ 1,514,036
Prudential SP International Growth Portfolio.................. $     50,270 $   557,159
Prudential SP International Value Portfolio................... $     15,070 $   579,301
AST Goldman Sachs Large-Cap Value Portfolio................... $  5,711,013 $ 3,930,430
AST Schroders Multi-Asset World Strategies Portfolio.......... $ 41,608,628 $28,300,435
AST Cohen & Steers Realty Portfolio........................... $  6,728,247 $ 5,854,717
AST J.P. Morgan Strategic Opportunities Portfolio............. $ 32,365,536 $20,202,823
AST Herndon Large-Cap Value Portfolio......................... $  4,345,472 $ 7,047,836
AST High Yield Portfolio...................................... $  7,780,594 $ 5,181,536
AST Federated Aggressive Growth Portfolio..................... $  4,965,861 $ 5,618,433
AST Mid-Cap Value Portfolio................................... $  3,176,876 $ 3,208,630
AST Small-Cap Value Portfolio................................. $  3,207,548 $ 3,269,007
AST Goldman Sachs Concentrated Growth Portfolio............... $  4,876,283 $ 4,751,690
AST Goldman Sachs Mid-Cap Growth Portfolio.................... $  9,063,019 $ 6,575,701
AST Large-Cap Value Portfolio................................. $  9,556,384 $ 4,091,825
AST Lord Abbett Core Fixed Income Portfolio................... $ 11,416,097 $14,040,626
AST Loomis Sayles Large-Cap Growth Portfolio.................. $  5,484,622 $10,555,196
AST MFS Growth Portfolio...................................... $  3,097,116 $ 3,003,345
AST Neuberger Berman Mid-Cap Growth Portfolio................. $  4,532,592 $ 6,102,548
AST Neuberger Berman / LSV Mid-Cap Value Portfolio............ $  7,097,508 $ 5,279,760
AST PIMCO Limited Maturity Bond Portfolio..................... $  5,095,252 $ 7,943,344
AST T. Rowe Price Equity Income Portfolio..................... $  7,193,687 $ 6,585,965
AST QMA US Equity Alpha Portfolio............................. $  3,660,316 $ 2,588,663
AST T. Rowe Price Natural Resources Portfolio................. $  8,101,713 $10,286,672
AST T. Rowe Price Asset Allocation Portfolio.................. $141,962,323 $42,207,229
AST MFS Global Equity Portfolio............................... $  5,996,869 $ 3,806,470
AST J.P. Morgan International Equity Portfolio................ $  6,090,997 $ 4,571,666
AST Templeton Global Bond Portfolio........................... $  4,678,075 $ 5,287,890
AST Wellington Management Hedged Equity Portfolio............. $ 36,194,951 $ 8,270,601
AST Capital Growth Asset Allocation Portfolio................. $110,369,874 $41,132,013
AST Academic Strategies Asset Allocation Portfolio............ $ 71,461,316 $63,216,308
AST Balanced Asset Allocation Portfolio....................... $102,038,271 $62,293,771
AST Preservation Asset Allocation Portfolio................... $ 71,380,413 $64,529,421

                                      A59

                                                               PURCHASES      SALES
                                                              ------------ ------------
AST First Trust Balanced Target Portfolio.................... $ 61,826,905 $ 25,264,833
AST Prudential Growth Allocation Portfolio................... $ 90,041,259 $ 44,532,174
AST Advanced Strategies Portfolio............................ $122,273,054 $ 28,306,678
AST T. Rowe Price Large-Cap Growth Portfolio................. $ 14,892,556 $ 12,347,993
AST Money Market Portfolio................................... $ 25,306,117 $ 27,561,557
AST Small-Cap Growth Portfolio............................... $  5,438,193 $  4,451,722
AST PIMCO Total Return Bond Portfolio........................ $ 52,834,569 $ 52,920,394
AST International Value Portfolio............................ $  2,423,214 $  2,224,970
AST International Growth Portfolio........................... $  5,168,579 $  3,132,402
NVIT Developing Markets Fund................................. $    333,549 $    301,004
AST Investment Grade Bond Portfolio.......................... $232,605,358 $458,445,971
AST Western Asset Core Plus Bond Portfolio................... $ 18,417,489 $ 13,109,206
AST Bond Portfolio 2018...................................... $ 12,749,270 $ 12,380,045
AST Bond Portfolio 2019...................................... $  1,719,228 $  2,066,890
AST Global Real Estate Portfolio............................. $  3,953,091 $  3,038,304
AST Parametric Emerging Markets Equity Portfolio............. $ 13,487,639 $ 10,492,799
AST Goldman Sachs Small-Cap Value Portfolio.................. $  6,336,033 $  6,096,399
AST Schroders Global Tactical Portfolio...................... $ 63,099,533 $ 21,378,380
AST RCM World Trends Portfolio............................... $ 69,631,844 $ 27,117,245
AST J.P. Morgan Global Thematic Portfolio.................... $ 42,079,480 $ 12,937,075
AST Goldman Sachs Multi-Asset Portfolio...................... $ 43,389,852 $ 23,491,263
AST FI Pyramis(R) Asset Allocation Portfolio................. $ 56,862,344 $ 16,317,536
ProFund VP Consumer Services................................. $     58,212 $    125,200
ProFund VP Consumer Goods Portfolio.......................... $      4,241 $    169,829
ProFund VP Financials........................................ $     41,857 $    235,286
ProFund VP Health Care....................................... $     65,388 $    180,716
ProFund VP Industrials....................................... $     35,388 $    193,493
ProFund VP Mid-Cap Growth.................................... $     14,920 $     74,877
ProFund VP Mid-Cap Value..................................... $          0 $     34,608
ProFund VP Real Estate....................................... $     27,183 $     27,685
ProFund VP Small-Cap Growth.................................. $     59,673 $     20,433
ProFund VP Small-Cap Value................................... $      9,999 $     21,522
ProFund VP Telecommunications................................ $     40,058 $    137,749
ProFund VP Utilities......................................... $     33,295 $     88,833
ProFund VP Large-Cap Growth.................................. $     35,023 $     49,171
ProFund VP Large-Cap Value................................... $      1,378 $     23,915
AST Bond Portfolio 2020...................................... $  6,638,197 $  2,214,778
AST Jennison Large-Cap Value Portfolio....................... $  3,573,504 $  1,942,450
AST Jennison Large-Cap Growth Portfolio...................... $  3,224,648 $  3,452,154
AST Bond Portfolio 2017...................................... $  7,942,939 $ 16,157,525
AST Bond Portfolio 2021...................................... $  6,218,245 $ 24,613,743
Wells Fargo Advantage VT International Equity Fund - Class 1. $        536 $    188,410
Wells Fargo Advantage VT Omega Growth Fund - Class 1......... $          0 $    158,038
Wells Fargo Advantage VT Small Cap Value Fund - Class 1...... $          0 $      6,526
AST Bond Portfolio 2022...................................... $  9,399,159 $ 16,716,421
AST Quantitative Modeling Portfolio.......................... $    357,389 $     35,325
AST BlackRock Global Strategies Portfolio.................... $ 29,273,045 $  9,309,051
Wells Fargo Advantage VT Opportunity Fund - Class 1.......... $          0 $     83,461
AST Prudential Core Bond Portfolio........................... $  5,563,770 $  4,535,966
AST Neuberger Berman Core Bond Portfolio..................... $  3,471,385 $  1,153,207
AST Bond Portfolio 2023...................................... $ 68,838,885 $ 36,767,390
AST Franklin Templeton Founding Funds Allocation Portfolio... $ 42,114,257 $ 25,944,469
AST New Discovery Asset Allocation Portfolio................. $ 16,782,656 $  6,381,378
AST Western Asset Emerging Markets Debt Portfolio............ $     78,348 $     26,066
AST MFS Large-Cap Value Portfolio............................ $  1,477,143 $    309,969
AST Bond Portfolio 2024...................................... $ 19,201,777 $  9,638,275
AST AQR Emerging Markets Equity Portfolio.................... $     52,939 $        675
AST ClearBridge Dividend Growth Portfolio.................... $  1,926,859 $    180,376
AST QMA Emerging Markets Equity Portfolio.................... $     12,753 $         75
AST Multi-Sector Fixed Income Portfolio...................... $ 96,937,859 $    390,753
AST BlackRock iShares ETF Portfolio.......................... $  8,171,080 $    844,680

                                      A60

                                                         PURCHASES    SALES
                                                        ----------- ----------
  AST Franklin Templeton Founding Funds Plus Portfolio. $22,340,233 $1,894,544
  AST Defensive Asset Allocation Portfolio............. $ 9,811,861 $2,402,739
  AST AQR Large-Cap Portfolio.......................... $ 1,611,806 $  792,265
  AST QMA Large-Cap Portfolio.......................... $     3,043 $       16

NOTE 6: RELATED PARTY TRANSACTIONS

        The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. PFI and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, preparation, postage, fund transfer agency and various other record keeping, administrative and customer service functions.

        The Prudential Series Fund has entered into a management agreement with Prudential Investments LLC ("PI") and the Advanced Series Trust has entered into a management agreement with PI and AST Investment Services, Inc. both indirect, wholly-owned subsidiaries of PFI (together the "Investment Managers"). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervises the subadvisers' performance of such services with respect to each portfolio. The Investment Managers have entered into subadvisory agreements with several subadvisers, including Prudential Investment Management, Inc., Jennison Associates LLC, and Quantitative Management Associates which are indirect, wholly-owned subsidiaries of PFI.

        The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of PFI, which acts as the distributor of the Class I and Class II shares of each portfolio. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the portfolios. However, service fees are paid to PIMS as distributor of the Class II shares of the portfolios. The Account invests only in Class I shares of the Prudential Series Fund, not Class II shares.

        The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors Inc. ("PAD"), an indirect, wholly-owned subsidiary of PFI, which acts as the distributor of the shares of each portfolio. Each portfolio of the Advanced Series Trust (except for AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Franklin Templeton Founding Funds Plus Portfolio, AST Preservation Asset Allocation Portfolio, and AST Quantitative Modeling Portfolio, and the assets of AST Academic Strategies Asset Allocation Portfolio that are invested in other portfolios of the Advanced Series Trust) pays a distribution and service fee to PAD of 0.10% of the average daily net assets of each portfolio.

        The Investment Managers have contractually agreed to reimburse certain portfolios of The Prudential Series Fund and the Advanced Series Trust the portion of the management fee for that portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, brokerage commissions, and acquired fund expenses, as applicable) exceeds various agreed upon percentages of the portfolio's average daily net assets.

        PI has voluntarily agreed to waive a portion of its management fee equal to an annual rate of 0.05% of the average daily net assets of the Prudential Stock Index Portfolio. In order to support the income yield, PI has also voluntarily agreed to limit the management fees of the Prudential Money Market Portfolio such that the 1-day annualized yield (excluding capital

                                      A61
        gain or loss) does not fall below 0.00%. The waiver is voluntary and may be modified or terminated by PI at any time without notice.

        PI has voluntarily agreed to reimburse expenses and/or waive its management fees so that the indirect fees and expenses the Academic Strategies Portfolio incurs from its investment in underlying funds does not exceed an annual rate of 0.685% of the Academic Strategies Portfolio average daily net assets.

        The Advanced Series Trust has voluntarily agreed to waive two-thirds of the incremental increase in the net management fee received by the Advanced Series Trust as a result of the underlying voluntary subadviser fee discount of the AST T. Rowe Price Large-Cap Growth Portfolio and AST QMA Large-Cap Portfolio. This expense limitation is voluntary and may be modified or terminated by the Advanced Series Trust at any time without notice.

        Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of PFI, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

NOTE 7: FINANCIAL HIGHLIGHTS

        Pruco Life of New Jersey sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by Pruco Life of New Jersey and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum contract charges offered by Pruco Life of New Jersey as contract owners may not have selected all available and applicable contract options.

                              AT YEAR ENDED                            FOR YEAR ENDED
                   ------------------------------------  ---------------------------------------------
                                                  NET    INVESTMENT
                   UNITS       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**    TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST    (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ---------------------  ------- ---------- -----------------  ----------------
                                       PRUDENTIAL MONEY MARKET PORTFOLIO*****
                   ----------------------------------------------------------------------------------
December 31, 2013  11,767 $0.97424 to  $10.02367 $14,204   0.00%    1.00%  to   1.80%  -1.79% to  -0.99%
December 31, 2012  12,369 $0.99202 to  $10.12341 $15,400   0.01%    1.00%  to   1.80%  -1.80% to  -0.98%
December 31, 2011  15,082 $1.01024 to  $10.22387 $18,883   0.02%    1.00%  to   1.80%  -1.77% to  -0.96%
December 31, 2010  18,414 $1.02843 to  $10.32322 $22,913   0.03%    1.00%  to   1.80%  -1.73% to  -0.96%
December 31, 2009  15,430 $1.04657 to  $10.42341 $18,850   0.43%    1.00%  to   1.80%  -1.40% to  -0.60%

                                        PRUDENTIAL DIVERSIFIED BOND PORTFOLIO
                   ----------------------------------------------------------------------------------
December 31, 2013   9,448 $1.97826 to  $ 2.40199 $22,653   3.94%    1.35%  to   1.65%  -2.33% to  -2.05%
December 31, 2012  10,433 $2.02539 to  $ 2.45301 $25,550   4.37%    1.35%  to   1.65%   8.88% to   9.20%
December 31, 2011  11,805 $1.86014 to  $ 2.24741 $26,479   4.28%    1.35%  to   1.65%   5.78% to   6.08%
December 31, 2010  13,115 $1.75857 to  $ 2.11964 $27,736   4.18%    1.35%  to   1.65%   8.78% to   9.10%
December 31, 2009  15,202 $1.61669 to  $ 1.94392 $29,488   4.69%    1.35%  to   1.65%  18.56% to  18.91%

                                             PRUDENTIAL EQUITY PORTFOLIO
                   ----------------------------------------------------------------------------------
December 31, 2013   8,359 $1.69020 to  $ 2.89713 $22,929   0.00%    1.35%  to   1.80%  31.17% to  31.75%
December 31, 2012   9,808 $1.28661 to  $ 2.19998 $20,375   0.59%    1.35%  to   1.80%  11.67% to  12.17%
December 31, 2011  11,025 $1.15047 to  $ 1.96226 $20,353   0.68%    1.35%  to   1.80%  -5.17% to  -4.75%
December 31, 2010  12,475 $1.21137 to  $ 2.06117 $24,170   0.80%    1.35%  to   1.80%   9.93% to  10.41%
December 31, 2009  14,144 $1.10036 to  $ 1.86775 $24,855   1.61%    1.35%  to   1.80%  35.71% to  36.32%

                                             PRUDENTIAL VALUE PORTFOLIO
                   ----------------------------------------------------------------------------------
December 31, 2013  10,703 $1.88848 to  $ 3.72763 $31,308   0.00%    1.35%  to   1.80%  30.74% to  31.32%
December 31, 2012  12,843 $1.44440 to  $ 2.83999 $28,402   0.98%    1.35%  to   1.80%  12.59% to  13.09%
December 31, 2011  14,821 $1.28292 to  $ 2.51241 $28,787   1.02%    1.35%  to   1.80%  -7.24% to  -6.83%
December 31, 2010  16,908 $1.38306 to  $ 2.69800 $34,989   0.96%    1.35%  to   1.80%  11.85% to  12.34%
December 31, 2009  11,984 $1.23652 to  $ 2.40272 $25,088   2.06%    1.35%  to   1.80%  39.42% to  40.04%

                                      A62

                              AT YEAR ENDED                             FOR YEAR ENDED
                   ------------------------------------  -----------------------------------------------
                                                  NET    INVESTMENT
                   UNITS       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST    (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ---------------------  ------- ---------- -----------------  ------------------
                                         PRUDENTIAL HIGH YIELD BOND PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2013   5,209 $2.06706 to  $14.41969 $20,421   6.34%    1.35%  to   1.80%    5.36% to    5.81%
December 31, 2012   5,737 $1.95903 to  $13.63244 $21,224   6.93%    1.35%  to   1.80%   12.40% to   12.90%
December 31, 2011   6,482 $1.74036 to  $12.08103 $21,605   7.44%    1.35%  to   2.10%    2.94% to    3.69%
December 31, 2010   7,412 $1.68340 to  $11.65524 $24,396   8.33%    1.35%  to   2.10%   11.70% to   12.53%
December 31, 2009   8,610 $1.50037 to  $10.36252 $25,112   6.10%    1.35%  to   1.80%    3.16% to   45.21%

                                           PRUDENTIAL STOCK INDEX PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2013  10,276 $1.29125 to  $ 2.92538 $26,062   0.00%    1.35%  to   1.75%   29.62% to   30.14%
December 31, 2012  12,164 $0.99473 to  $ 2.24908 $23,537   1.70%    1.35%  to   1.75%   13.69% to   14.14%
December 31, 2011  14,344 $0.87367 to  $ 1.97156 $24,118   1.61%    1.35%  to   1.75%    0.20% to    0.60%
December 31, 2010  16,877 $0.87059 to  $ 1.96089 $27,983   1.76%    1.35%  to   1.75%   12.61% to   13.06%
December 31, 2009  19,203 $0.77191 to  $ 1.73514 $28,276   2.83%    1.35%  to   1.75%   23.91% to   24.41%

                                              PRUDENTIAL GLOBAL PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2013   2,834 $1.16583 to  $ 2.51978 $ 6,316   0.00%    1.35%  to   1.80%   25.04% to   25.59%
December 31, 2012   3,127 $0.93051 to  $ 2.00744 $ 5,575   1.61%    1.35%  to   1.80%   15.44% to   15.95%
December 31, 2011   3,495 $0.80450 to  $ 1.73216 $ 5,368   1.57%    1.35%  to   1.80%   -8.62% to   -8.21%
December 31, 2010   4,002 $0.87862 to  $ 1.88807 $ 6,685   1.58%    1.35%  to   1.80%   10.75% to   11.24%
December 31, 2009   4,460 $0.79182 to  $ 1.69810 $ 6,679   2.91%    1.35%  to   1.80%   29.07% to   29.63%

                                             PRUDENTIAL JENNISON PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2013  10,176 $1.12499 to  $ 3.24547 $28,558   0.00%    1.35%  to   1.80%   35.22% to   35.83%
December 31, 2012  11,491 $0.83026 to  $ 2.39067 $23,688   0.16%    1.35%  to   1.80%   14.12% to   14.63%
December 31, 2011  13,279 $0.72609 to  $ 2.08665 $23,576   0.30%    1.35%  to   1.80%   -1.46% to   -1.03%
December 31, 2010  15,574 $0.73544 to  $ 2.10942 $27,512   0.44%    1.35%  to   1.80%    9.97% to   10.46%
December 31, 2009  16,183 $0.66747 to  $ 1.91072 $26,409   0.68%    1.35%  to   1.80%   40.50% to   41.12%

                                    PRUDENTIAL SMALL CAPITALIZATION STOCK PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2013   1,263 $3.33520 to  $ 4.28706 $ 5,374   0.00%    1.35%  to   1.65%   38.67% to   39.08%
December 31, 2012   1,448 $2.40521 to  $ 3.08419 $ 4,435   0.61%    1.35%  to   1.65%   14.14% to   14.48%
December 31, 2011   1,672 $2.10724 to  $ 2.69556 $ 4,476   0.81%    1.35%  to   1.65%   -1.07% to   -0.78%
December 31, 2010   1,832 $2.13000 to  $ 2.71805 $ 4,950   0.83%    1.35%  to   1.65%   23.89% to   24.25%
December 31, 2009   2,118 $1.71932 to  $ 2.18866 $ 4,611   1.86%    1.35%  to   1.65%   23.15% to   23.51%

                                      T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2013   1,222 $1.26707 to  $ 1.66761 $ 2,039   0.86%    1.35%  to   1.40%   12.48% to   12.54%
December 31, 2012   1,240 $1.08327 to  $ 1.48263 $ 1,838   1.28%    1.35%  to   1.65%   16.51% to   16.86%
December 31, 2011   1,305 $0.92976 to  $ 1.26936 $ 1,655   1.44%    1.35%  to   1.65%  -14.25% to  -14.00%
December 31, 2010   1,532 $1.08424 to  $ 1.47671 $ 2,254   0.90%    1.35%  to   1.65%   12.60% to   12.92%
December 31, 2009   1,706 $1.30828 to  $ 1.30828 $ 2,232   2.70%    1.40%  to   1.40%   50.29% to   50.37%

                                         T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2013   2,490 $1.97830 to  $ 3.08233 $ 7,606   1.54%    1.35%  to   1.65%   27.62% to   27.99%
December 31, 2012   2,698 $1.55020 to  $ 2.40943 $ 6,445   2.14%    1.35%  to   1.65%   15.24% to   15.58%
December 31, 2011   3,092 $1.34518 to  $ 2.08566 $ 6,387   1.73%    1.35%  to   1.65%   -2.32% to   -2.03%
December 31, 2010   3,462 $1.37716 to  $ 2.13003 $ 7,300   1.89%    1.35%  to   1.65%   13.16% to   13.49%
December 31, 2009   3,901 $1.21705 to  $ 1.87780 $ 7,273   2.00%    1.35%  to   1.65%   23.55% to   23.93%

                                             INVESCO V.I. CORE EQUITY FUND
                   ------------------------------------------------------------------------------------
December 31, 2013   4,046 $1.33567 to  $ 2.55624 $10,328   1.39%    1.40%  to   1.65%   27.15% to   27.46%
December 31, 2012   4,531 $1.05048 to  $ 2.00552 $ 9,075   0.96%    1.35%  to   1.65%   12.02% to   12.36%
December 31, 2011   5,089 $0.93773 to  $ 1.78573 $ 9,075   0.95%    1.35%  to   1.65%   -1.68% to   -1.40%
December 31, 2010   5,771 $0.95379 to  $ 1.81190 $10,423   0.96%    1.35%  to   1.65%    7.77% to    8.09%
December 31, 2009   6,508 $0.88500 to  $ 1.67706 $10,854   1.83%    1.35%  to   1.65%   26.20% to   26.61%

                                  JANUS ASPEN JANUS PORTFOLIO -- INSTITUTIONAL SHARES
                   ------------------------------------------------------------------------------------
December 31, 2013   2,492 $1.09299 to  $ 2.28537 $ 5,677   0.77%    1.35%  to   1.65%   28.22% to   28.60%
December 31, 2012   2,873 $0.85244 to  $ 1.77801 $ 5,085   0.55%    1.35%  to   1.65%   16.66% to   17.01%
December 31, 2011   3,289 $0.73068 to  $ 1.52032 $ 4,977   0.58%    1.35%  to   1.65%   -6.83% to   -6.57%
December 31, 2010   3,767 $0.78421 to  $ 1.62786 $ 6,073   1.09%    1.35%  to   1.65%   12.67% to   12.99%
December 31, 2009   4,393 $0.69604 to  $ 1.44140 $ 6,265   0.54%    1.35%  to   1.65%   34.14% to   34.54%

                                JANUS ASPEN OVERSEAS PORTFOLIO -- INSTITUTIONAL SHARES
                   ------------------------------------------------------------------------------------
December 31, 2013   2,206 $2.12113 to  $ 3.84746 $ 8,387   3.15%    1.35%  to   1.65%   12.70% to   13.04%
December 31, 2012   2,538 $1.88205 to  $ 3.40535 $ 8,556   0.69%    1.35%  to   1.65%   11.62% to   11.96%
December 31, 2011   2,904 $1.68615 to  $ 3.04341 $ 8,735   0.46%    1.35%  to   1.65%  -33.27% to  -33.07%
December 31, 2010   3,325 $2.52677 to  $ 4.54962 $14,939   0.68%    1.35%  to   1.65%   23.28% to   23.64%
December 31, 2009   3,937 $2.04970 to  $ 3.68158 $14,332   0.56%    1.35%  to   1.65%   76.64% to   77.17%

                                      A63

                              AT YEAR ENDED                            FOR YEAR ENDED
                   ------------------------------------  ---------------------------------------------
                                                  NET    INVESTMENT
                   UNITS       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**    TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST    (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ---------------------  ------- ---------- -----------------  ----------------
                                       MFS(R) RESEARCH SERIES -- INITIAL CLASS
                   ----------------------------------------------------------------------------------
December 31, 2013    744  $2.45201 to  $ 2.45201 $ 1,824   0.32%    1.40%  to   1.40%  30.46% to  30.46%
December 31, 2012    852  $1.87950 to  $ 1.87950 $ 1,601   0.79%    1.40%  to   1.40%  15.65% to  15.65%
December 31, 2011    990  $1.62522 to  $ 1.62522 $ 1,609   0.86%    1.40%  to   1.40%  -1.82% to  -1.82%
December 31, 2010  1,149  $1.65543 to  $ 1.65543 $ 1,902   0.93%    1.40%  to   1.40%  14.29% to  14.29%
December 31, 2009  1,248  $1.44843 to  $ 1.44843 $ 1,808   1.45%    1.40%  to   1.40%  28.75% to  28.75%

                                        MFS(R) GROWTH SERIES -- INITIAL CLASS
                   ----------------------------------------------------------------------------------
December 31, 2013  2,769  $1.37938 to  $ 2.58719 $ 7,154   0.23%    1.35%  to   1.65%  34.63% to  35.03%
December 31, 2012  3,081  $1.02455 to  $ 1.91698 $ 5,898   0.00%    1.35%  to   1.65%  15.47% to  15.81%
December 31, 2011  3,507  $0.88728 to  $ 1.65595 $ 5,790   0.19%    1.35%  to   1.65%  -1.95% to  -1.65%
December 31, 2010  3,975  $0.90488 to  $ 1.68460 $ 6,677   0.12%    1.35%  to   1.65%  13.46% to  13.80%
December 31, 2009  4,435  $0.79756 to  $ 1.48114 $ 6,551   0.32%    1.35%  to   1.65%  35.43% to  35.83%

                                                    VP VALUE FUND
                   ----------------------------------------------------------------------------------
December 31, 2013    904  $2.38831 to  $ 2.90895 $ 2,611   1.63%    1.35%  to   1.65%  29.59% to  29.97%
December 31, 2012  1,041  $1.84301 to  $ 2.23925 $ 2,318   1.91%    1.35%  to   1.65%  12.71% to  13.05%
December 31, 2011  1,221  $1.63512 to  $ 1.98177 $ 2,408   2.02%    1.35%  to   1.65%  -0.62% to  -0.33%
December 31, 2010  1,337  $1.64535 to  $ 1.98934 $ 2,649   2.20%    1.35%  to   1.65%  11.58% to  11.91%
December 31, 2009  1,481  $1.47454 to  $ 1.77852 $ 2,621   5.79%    1.35%  to   1.65%  17.92% to  18.27%

                           FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND -- CLASS 2
                   ----------------------------------------------------------------------------------
December 31, 2013  1,311  $1.51967 to  $ 2.64465 $ 3,445   0.00%    1.35%  to   1.65%  35.92% to  36.31%
December 31, 2012  1,402  $1.11808 to  $ 1.94109 $ 2,703   0.00%    1.35%  to   1.65%   9.04% to   9.37%
December 31, 2011  1,511  $1.02535 to  $ 1.77574 $ 2,657   0.00%    1.35%  to   1.65%  -6.37% to  -6.09%
December 31, 2010  1,608  $1.09508 to  $ 1.89197 $ 3,000   0.00%    1.35%  to   1.65%  25.55% to  25.93%
December 31, 2009  1,702  $0.87224 to  $ 1.50320 $ 2,523   0.00%    1.35%  to   1.65%  41.25% to  41.68%

                                      PRUDENTIAL JENNISON 20/20 FOCUS PORTFOLIO
                   ----------------------------------------------------------------------------------
December 31, 2013  1,917  $2.17940 to  $ 2.32560 $ 4,450   0.00%    1.35%  to   1.65%  27.77% to  28.15%
December 31, 2012  2,215  $1.70567 to  $ 1.81563 $ 4,016   0.00%    1.35%  to   1.65%   9.23% to   9.55%
December 31, 2011  2,433  $1.56151 to  $ 1.65810 $ 4,027   0.08%    1.35%  to   1.65%  -5.72% to  -5.44%
December 31, 2010  2,744  $1.65622 to  $ 1.75443 $ 4,807   0.00%    1.35%  to   1.65%   6.08% to   6.40%
December 31, 2009  2,995  $1.56131 to  $ 1.64969 $ 4,934   0.49%    1.35%  to   1.65%  55.28% to  55.73%

                                                DAVIS VALUE PORTFOLIO
                   ----------------------------------------------------------------------------------
December 31, 2013  1,528  $1.52155 to  $ 1.53200 $ 2,326   0.81%    1.35%  to   1.40%  31.59% to  31.65%
December 31, 2012  1,843  $1.12101 to  $ 1.16370 $ 2,131   1.62%    1.35%  to   1.65%  11.23% to  11.57%
December 31, 2011  2,104  $1.00779 to  $ 1.04304 $ 2,181   0.81%    1.35%  to   1.65%  -5.73% to  -5.45%
December 31, 2010  2,278  $1.06904 to  $ 1.10314 $ 2,499   1.31%    1.35%  to   1.65%  10.93% to  11.25%
December 31, 2009  2,563  $0.96368 to  $ 0.99157 $ 2,528   0.88%    1.35%  to   1.65%  29.03% to  29.41%

                                ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO CLASS B
                   ----------------------------------------------------------------------------------
December 31, 2013    731  $0.92016 to  $ 0.92016 $   672   0.00%    1.40%  to   1.40%  35.09% to  35.09%
December 31, 2012    671  $0.66012 to  $ 0.68115 $   457   0.03%    1.40%  to   1.65%  14.23% to  14.52%
December 31, 2011    785  $0.57787 to  $ 0.59481 $   467   0.09%    1.40%  to   1.65%  -4.83% to  -4.61%
December 31, 2010    795  $0.60717 to  $ 0.62731 $   495   0.27%    1.35%  to   1.65%   8.05% to   8.37%
December 31, 2009    852  $0.56193 to  $ 0.57885 $   490   0.00%    1.35%  to   1.65%  34.87% to  35.31%

                                       PRUDENTIAL SP SMALL CAP VALUE PORTFOLIO
                   ----------------------------------------------------------------------------------
December 31, 2013  3,977  $2.11323 to  $ 2.78722 $10,545   0.00%    1.35%  to   1.80%  35.02% to  35.61%
December 31, 2012  4,682  $1.56511 to  $12.71248 $ 9,189   0.46%    1.35%  to   2.35%  13.39% to  14.51%
December 31, 2011  5,636  $1.37284 to  $ 1.79660 $ 9,694   0.66%    1.35%  to   1.80%  -4.49% to  -4.06%
December 31, 2010  7,783  $1.43734 to  $ 1.87355 $14,070   0.65%    1.35%  to   1.80%  24.03% to  24.59%
December 31, 2009  8,611  $1.15887 to  $ 1.50448 $12,502   1.50%    1.35%  to   1.80%  28.50% to  29.05%

                                    JANUS ASPEN JANUS PORTFOLIO -- SERVICE SHARES
                   ----------------------------------------------------------------------------------
December 31, 2013    308  $0.91682 to  $ 2.03533 $   451   0.65%    1.40%  to   1.75%  27.76% to  28.20%
December 31, 2012    354  $0.71657 to  $ 1.58757 $   389   0.42%    1.40%  to   1.75%  16.24% to  16.65%
December 31, 2011    428  $0.61555 to  $ 1.36100 $   423   0.40%    1.40%  to   1.75%  -7.16% to  -6.84%
December 31, 2010    679  $0.66210 to  $ 1.46090 $   668   0.37%    1.40%  to   1.75%  12.30% to  12.68%
December 31, 2009    566  $0.58877 to  $ 1.29652 $   533   0.38%    1.40%  to   1.75%  33.67% to  34.14%

                                      A64

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                 PRUDENTIAL SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   3,313 $ 1.65032 to  $ 3.63925 $  9,283   0.00%    1.35%  to   1.80%   26.20% to   26.76%
December 31, 2012   3,842 $ 1.30516 to  $ 2.87251 $  8,479   0.41%    1.35%  to   1.80%   14.81% to   15.32%
December 31, 2011   4,764 $ 1.13467 to  $ 2.49218 $  9,168   0.59%    1.35%  to   1.80%    0.42% to    0.86%
December 31, 2010   5,712 $ 1.12786 to  $ 2.47225 $ 10,859   0.40%    1.35%  to   1.80%   18.30% to   18.82%
December 31, 2009   3,805 $ 0.95142 to  $ 2.08159 $  6,160   0.74%    1.35%  to   1.80%   39.39% to   40.00%

                                      PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   1,570 $ 0.90445 to  $ 2.22017 $  2,576   0.00%    1.35%  to   1.80%   16.78% to   17.29%
December 31, 2012   1,851 $ 0.77310 to  $ 1.89389 $  2,642   0.65%    1.35%  to   1.80%   20.23% to   20.77%
December 31, 2011   2,217 $ 0.64172 to  $ 1.56912 $  2,650   1.29%    1.35%  to   1.80%  -16.42% to  -16.04%
December 31, 2010   2,753 $ 0.76618 to  $ 1.86993 $  3,873   1.53%    1.40%  to   1.80%   11.98% to   12.44%
December 31, 2009   2,842 $ 0.68282 to  $ 1.66303 $  3,568   2.18%    1.40%  to   1.80%   34.72% to   35.26%

                                       PRUDENTIAL SP INTERNATIONAL VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   1,220 $ 1.26933 to  $ 2.15874 $  2,222   0.00%    1.40%  to   1.75%   18.03% to   18.43%
December 31, 2012   1,533 $ 1.07395 to  $ 1.82277 $  2,374   2.70%    1.40%  to   1.75%   14.91% to   15.31%
December 31, 2011   1,944 $ 0.93318 to  $ 1.58079 $  2,638   2.42%    1.40%  to   1.75%  -14.59% to  -14.29%
December 31, 2010   2,288 $ 1.09095 to  $ 1.84445 $  3,609   2.19%    1.40%  to   1.80%    8.85% to    9.28%
December 31, 2009   2,567 $ 1.00020 to  $ 1.68786 $  3,658   3.13%    1.40%  to   1.80%   30.01% to   30.52%

                                       AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   1,474 $12.05440 to  $19.27594 $ 21,850   0.00%    0.85%  to   2.45%   25.90% to   32.41%
December 31, 2012   1,313 $ 9.11684 to  $14.71569 $ 14,804   1.02%    0.85%  to   2.45%   16.73% to   18.65%
December 31, 2011     907 $ 7.84754 to  $12.53734 $  8,531   1.07%    0.85%  to   2.45%  -15.50% to   -6.59%
December 31, 2010     722 $ 8.41375 to  $13.52811 $  7,184   1.22%    1.15%  to   2.45%    7.31% to   11.60%
December 31, 2009     254 $ 7.55020 to  $12.21751 $  2,033   2.52%    1.15%  to   2.05%   16.79% to   20.67%

                                  AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013  15,988 $11.05013 to  $15.76382 $201,708   0.00%    0.55%  to   2.85%   11.14% to   13.77%
December 31, 2012  14,549 $10.68267 to  $14.04822 $163,822   1.95%    0.55%  to   2.85%    7.97% to   10.53%
December 31, 2011  10,204 $ 9.73713 to  $12.88722 $105,294   1.58%    0.55%  to   2.85%   -6.13% to   -3.91%
December 31, 2010   7,045 $ 9.72815 to  $13.59785 $ 76,431   0.54%    0.55%  to   2.85%    7.06% to   10.54%
December 31, 2009   1,392 $ 9.24887 to  $12.39836 $ 13,894   1.08%    1.15%  to   2.55%   22.51% to   26.21%

                                           AST COHEN & STEERS REALTY PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   1,427 $ 9.68396 to  $21.94358 $ 20,164   0.00%    0.55%  to   2.85%   -1.36% to    2.57%
December 31, 2012   1,351 $10.07765 to  $21.69183 $ 18,830   1.30%    0.55%  to   2.85%   12.06% to   14.71%
December 31, 2011     780 $ 9.38275 to  $19.17281 $  9,555   0.73%    0.85%  to   2.85%   -6.17% to    5.38%
December 31, 2010     542 $ 8.36127 to  $18.33755 $  6,254   1.23%    1.00%  to   2.85%   17.47% to   27.42%
December 31, 2009     149 $ 7.87308 to  $14.52687 $  1,281   2.78%    1.15%  to   2.10%   29.15% to   51.09%

                                    AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013  13,920 $10.76626 to  $14.34386 $173,481   0.00%    0.55%  to   2.85%    7.87% to   10.42%
December 31, 2012  12,551 $11.00927 to  $13.12718 $144,462   1.46%    0.55%  to   2.85%    7.56% to   10.11%
December 31, 2011   8,024 $10.15261 to  $12.08786 $ 85,179   0.89%    0.55%  to   2.85%   -2.62% to   -0.32%
December 31, 2010   6,294 $10.26045 to  $12.29454 $ 68,277   0.36%    0.55%  to   2.85%    4.70% to    7.11%
December 31, 2009   2,802 $ 9.68501 to  $11.67943 $ 29,570   0.83%    1.15%  to   2.50%   15.87% to   20.87%

                                          AST HERNDON LARGE-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   1,021 $12.16608 to  $20.19327 $ 15,533   0.00%    0.55%  to   2.85%   25.84% to   33.89%
December 31, 2012   1,194 $ 9.12709 to  $15.29152 $ 13,690   1.06%    0.55%  to   2.85%   10.16% to   12.78%
December 31, 2011     596 $ 8.45207 to  $13.74775 $  6,050   0.76%    0.55%  to   2.85%  -10.70% to   -1.04%
December 31, 2010     369 $ 8.25078 to  $14.08474 $  3,786   0.98%    1.00%  to   2.85%    6.06% to   11.33%
December 31, 2009     113 $ 7.82812 to  $12.77034 $    939   0.79%    1.15%  to   2.10%   15.83% to   26.46%

                                                AST HIGH YIELD PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   1,971 $10.42183 to  $16.57675 $ 25,820   0.00%    0.55%  to   2.85%    4.10% to    6.59%
December 31, 2012   1,737 $11.01858 to  $15.76773 $ 21,591   5.83%    0.85%  to   2.85%   10.62% to   12.91%
December 31, 2011   1,020 $10.70991 to  $14.11698 $ 11,410   6.50%    1.15%  to   2.85%    0.24% to    2.00%
December 31, 2010     812 $10.68442 to  $13.94919 $  9,044   3.48%    1.00%  to   2.85%    7.02% to   12.38%
December 31, 2009     295 $ 9.93381 to  $12.52966 $  3,095   4.14%    1.15%  to   2.50%   25.08% to   34.28%

                                      A65

                               AT YEAR ENDED                             FOR YEAR ENDED
                   -------------------------------------  -----------------------------------------------
                                                   NET    INVESTMENT
                   UNITS        UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  ------- ---------- -----------------  ------------------
                                       AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2013  1,194  $12.91409 to  $23.42720 $19,715   0.00%    0.55%  to   2.85%   33.40% to   40.04%
December 31, 2012  1,223  $ 9.51449 to  $16.96161 $14,554   0.00%    0.55%  to   2.85%   16.65% to   19.41%
December 31, 2011    859  $ 8.63723 to  $14.40189 $ 8,662   0.47%    1.00%  to   2.85%  -15.59% to  -13.97%
December 31, 2010    423  $10.11934 to  $16.89809 $ 4,990   0.03%    1.00%  to   2.85%   21.04% to   31.23%
December 31, 2009    140  $ 7.77201 to  $12.99734 $ 1,164   0.15%    1.15%  to   2.10%   29.87% to   31.41%

                                              AST MID-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2013    796  $12.06993 to  $22.94256 $12,997   0.00%    0.55%  to   2.85%   23.34% to   31.69%
December 31, 2012    778  $11.65476 to  $17.66406 $ 9,840   0.44%    0.55%  to   2.85%   15.03% to   17.76%
December 31, 2011    550  $10.02005 to  $15.20886 $ 5,953   0.69%    1.15%  to   2.85%   -6.20% to   -4.55%
December 31, 2010    481  $10.56476 to  $16.05923 $ 5,460   0.39%    1.15%  to   2.85%   14.32% to   22.20%
December 31, 2009    135  $ 8.70075 to  $13.24524 $ 1,225   1.57%    1.15%  to   2.15%   32.64% to   37.31%

                                             AST SMALL-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2013    738  $12.47438 to  $23.06551 $12,107   0.00%    0.55%  to   2.85%   27.51% to   36.64%
December 31, 2012    727  $10.03524 to  $17.11423 $ 8,844   0.41%    0.55%  to   2.85%   14.79% to   17.51%
December 31, 2011    522  $ 9.54341 to  $14.76666 $ 5,461   0.63%    0.55%  to   2.85%   -8.65% to   -6.49%
December 31, 2010    464  $10.30053 to  $16.01106 $ 5,239   0.35%    1.00%  to   2.85%   14.25% to   24.75%
December 31, 2009    180  $ 8.34836 to  $10.20589 $ 1,610   1.65%    1.15%  to   2.15%   24.33% to   25.56%

                                    AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2013  1,359  $12.10233 to  $19.58170 $20,907   0.00%    0.55%  to   2.70%   22.97% to   29.03%
December 31, 2012  1,313  $11.66838 to  $15.38733 $15,908   0.23%    0.55%  to   2.70%   16.53% to   19.11%
December 31, 2011    872  $10.01355 to  $13.09897 $ 8,999   0.16%    1.15%  to   2.70%   -6.55% to   -5.05%
December 31, 2010    825  $10.70162 to  $13.90429 $ 9,069   0.07%    1.15%  to   2.70%    6.96% to    9.03%
December 31, 2009    376  $ 9.87807 to  $12.85313 $ 3,872   0.00%    1.15%  to   2.55%   27.43% to   47.70%

                                       AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2013  1,871  $12.28300 to  $22.97023 $31,747   0.00%    0.55%  to   2.85%   25.09% to   31.46%
December 31, 2012  1,659  $10.46013 to  $17.71525 $21,761   0.00%    0.55%  to   2.50%   16.68% to   18.96%
December 31, 2011  1,008  $10.76129 to  $15.09953 $11,359   0.00%    0.55%  to   2.50%   -5.35% to   -3.51%
December 31, 2010    934  $11.36976 to  $15.86600 $11,177   0.00%    1.00%  to   2.50%   13.48% to   18.64%
December 31, 2009    352  $10.37465 to  $13.49906 $ 3,793   0.00%    1.15%  to   2.50%   34.19% to   55.61%

                                             AST LARGE-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2013  1,823  $11.48738 to  $20.91410 $26,788   0.00%    0.85%  to   2.85%   31.12% to   38.67%
December 31, 2012  1,417  $ 8.29561 to  $15.24503 $14,775   3.11%    0.85%  to   2.45%   14.02% to   15.89%
December 31, 2011    841  $ 7.39857 to  $13.29726 $ 7,377   1.30%    0.85%  to   2.45%  -10.31% to   -5.27%
December 31, 2010    748  $ 7.86044 to  $14.14819 $ 6,727   0.97%    1.15%  to   2.45%    5.87% to   11.87%
December 31, 2009    629  $ 7.07131 to  $12.74667 $ 4,841   2.80%    1.15%  to   1.95%   17.21% to   26.67%

                                      AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2013  3,207  $ 9.71214 to  $14.52525 $37,729   0.00%    0.55%  to   2.85%   -4.79% to   -2.54%
December 31, 2012  3,353  $10.94845 to  $15.11073 $41,194   1.11%    0.55%  to   2.85%    2.91% to    5.35%
December 31, 2011  1,576  $10.42419 to  $14.54337 $18,985   1.50%    0.85%  to   2.85%    4.25% to    8.92%
December 31, 2010    612  $10.74306 to  $13.45763 $ 7,233   6.06%    1.15%  to   2.85%    7.56% to   12.13%
December 31, 2009    348  $10.30711 to  $12.09710 $ 3,865   7.45%    1.15%  to   2.00%   20.56% to   33.07%

                                      AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2013  2,199  $12.76835 to  $21.44225 $34,850   0.00%    0.85%  to   2.85%   30.12% to   35.45%
December 31, 2012  2,543  $10.10909 to  $16.00178 $30,012   0.37%    0.85%  to   2.85%    9.06% to   11.31%
December 31, 2011  1,718  $ 9.08180 to  $14.53184 $18,293   0.32%    0.85%  to   2.85%   -8.96% to   -1.89%
December 31, 2010  1,534  $ 9.48403 to  $14.95140 $16,557   0.54%    1.15%  to   2.85%   12.33% to   18.39%
December 31, 2009    614  $ 8.02264 to  $12.72864 $ 5,313   0.77%    1.15%  to   2.15%   27.03% to   28.28%

                                                AST MFS GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2013    920  $12.75859 to  $20.20752 $14,885   0.00%    0.55%  to   2.85%   29.91% to   35.95%
December 31, 2012    894  $10.71705 to  $15.06982 $10,768   0.00%    0.55%  to   2.85%   13.74% to   16.44%
December 31, 2011    456  $ 9.23171 to  $13.12223 $ 4,780   0.38%    0.55%  to   2.45%   -7.50% to   -1.14%
December 31, 2010    382  $ 9.93078 to  $13.45761 $ 4,081   0.10%    1.15%  to   2.45%    8.30% to   11.50%
December 31, 2009    138  $ 8.96358 to  $12.16473 $ 1,297   0.15%    1.15%  to   2.10%   21.30% to   23.13%

                                      A66

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                      AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   1,420 $12.35736 to  $22.34107 $ 23,893   0.00%    0.55%  to   2.85%   25.73% to   31.88%
December 31, 2012   1,511 $10.25722 to  $17.17555 $ 19,517   0.00%    0.55%  to   2.85%    9.17% to   11.77%
December 31, 2011     862 $ 9.20532 to  $15.58152 $ 10,193   0.00%    0.55%  to   2.70%   -7.23% to    1.13%
December 31, 2010     694 $10.47140 to  $15.62143 $  8,235   0.00%    1.00%  to   2.70%   19.02% to   27.40%
December 31, 2009     181 $ 8.24353 to  $12.37664 $  1,685   0.00%    1.15%  to   2.15%   24.05% to   28.31%

                                   AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   1,439 $12.86338 to  $25.44872 $ 24,541   0.00%    0.55%  to   2.85%   31.13% to   41.23%
December 31, 2012   1,289 $10.77542 to  $18.27003 $ 15,762   0.94%    1.00%  to   2.85%   13.78% to   15.97%
December 31, 2011     817 $ 9.36543 to  $15.90297 $  8,617   0.95%    1.15%  to   2.85%   -5.26% to   -3.59%
December 31, 2010     659 $ 9.77667 to  $16.62562 $  7,138   0.89%    1.15%  to   2.70%   11.77% to   22.03%
December 31, 2009     252 $ 8.06289 to  $13.73161 $  2,160   1.69%    1.15%  to   2.00%   35.54% to   39.05%

                                        AST PIMCO LIMITED MATURITY BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   1,729 $ 9.60905 to  $12.20183 $ 18,000   0.00%    0.55%  to   2.85%   -4.96% to   -2.71%
December 31, 2012   1,961 $10.11087 to  $12.61643 $ 21,292   1.30%    0.55%  to   2.85%    1.71% to    4.12%
December 31, 2011   1,419 $ 9.94129 to  $12.18917 $ 15,100   0.94%    1.00%  to   2.85%   -0.66% to    1.24%
December 31, 2010   1,124 $10.00728 to  $12.07057 $ 12,054   1.91%    1.15%  to   2.85%    0.00% to    2.72%
December 31, 2009     419 $10.49444 to  $11.78015 $  4,866   4.82%    1.15%  to   2.10%    5.04% to    9.19%

                                        AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   1,936 $11.28190 to  $20.25283 $ 27,731   0.00%    0.55%  to   2.85%   22.05% to   28.97%
December 31, 2012   1,858 $ 9.00517 to  $15.92130 $ 20,789   0.17%    0.55%  to   2.85%   13.90% to   16.61%
December 31, 2011     750 $ 7.81876 to  $13.84402 $  7,094   1.17%    0.85%  to   2.85%  -10.17% to   -2.76%
December 31, 2010     718 $ 8.09199 to  $14.34884 $  6,844   1.08%    1.15%  to   2.85%    4.77% to   11.96%
December 31, 2009     291 $ 7.27422 to  $12.91774 $  2,229   3.24%    1.15%  to   2.15%   21.19% to   27.90%

                                            AST QMA US EQUITY ALPHA PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013     652 $12.26676 to  $22.22337 $ 10,686   0.00%    0.55%  to   2.45%   24.92% to   31.70%
December 31, 2012     567 $10.38147 to  $17.10866 $  7,120   0.71%    1.00%  to   2.45%   15.89% to   17.63%
December 31, 2011     294 $ 8.85664 to  $14.68191 $  3,025   0.76%    1.00%  to   2.85%    0.51% to    2.43%
December 31, 2010     231 $ 8.64622 to  $14.46757 $  2,243   0.58%    1.00%  to   2.85%    8.14% to   13.91%
December 31, 2009     125 $ 7.59041 to  $12.82018 $    982   1.80%    1.00%  to   1.95%   19.67% to   27.22%

                                      AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   2,809 $ 9.02327 to  $15.67993 $ 32,012   0.00%    0.55%  to   2.70%   12.14% to   14.75%
December 31, 2012   2,964 $ 7.88745 to  $13.79902 $ 29,950   0.40%    0.85%  to   2.85%    0.66% to    2.74%
December 31, 2011   2,024 $ 7.67745 to  $13.57744 $ 20,366   0.61%    0.85%  to   2.85%  -22.38% to  -15.76%
December 31, 2010   1,711 $11.39318 to  $16.26883 $ 20,899   0.39%    1.00%  to   2.85%   15.56% to   19.26%
December 31, 2009     704 $ 9.76890 to  $13.76951 $  7,797   1.19%    1.15%  to   2.55%   33.15% to   47.95%

                                      AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013  55,047 $11.16935 to  $16.97618 $752,863   0.00%    0.55%  to   2.85%   12.85% to   16.19%
December 31, 2012  45,662 $10.69535 to  $14.81356 $550,692   1.21%    0.55%  to   2.85%   10.26% to   12.87%
December 31, 2011  24,391 $ 9.50439 to  $13.30691 $264,165   1.11%    0.55%  to   2.85%   -4.90% to    1.42%
December 31, 2010  16,476 $10.44562 to  $13.30202 $178,780   0.79%    0.95%  to   2.85%    6.24% to   10.43%
December 31, 2009   4,962 $ 9.48714 to  $12.15888 $ 50,136   1.94%    1.15%  to   2.55%   20.65% to   22.97%

                                             AST MFS GLOBAL EQUITY PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   1,354 $11.84660 to  $21.11684 $ 21,373   0.00%    0.55%  to   2.55%   20.29% to   26.93%
December 31, 2012   1,169 $10.68753 to  $16.86736 $ 14,767   1.03%    0.55%  to   2.55%   20.01% to   22.40%
December 31, 2011     738 $ 9.90992 to  $13.97222 $  7,786   0.50%    0.55%  to   2.55%   -5.54% to   -3.66%
December 31, 2010     600 $10.33903 to  $14.70491 $  6,737   0.40%    0.55%  to   2.55%    8.66% to   10.94%
December 31, 2009     157 $ 9.36927 to  $13.37974 $  1,625   1.58%    1.15%  to   2.55%   29.06% to   32.83%

                                     AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   1,941 $11.13965 to  $17.24255 $ 24,368   0.00%    0.55%  to   2.70%   12.25% to   14.73%
December 31, 2012   1,788 $ 9.83010 to  $15.23803 $ 19,759   1.65%    0.55%  to   2.70%   18.61% to   21.24%
December 31, 2011   1,314 $ 8.17393 to  $12.74350 $ 12,054   1.38%    0.55%  to   2.70%  -11.60% to   -9.65%
December 31, 2010   1,247 $ 9.19808 to  $14.30022 $ 12,690   0.94%    0.55%  to   2.70%    4.51% to    7.63%
December 31, 2009     446 $ 8.73715 to  $13.60349 $  4,142   3.19%    1.15%  to   2.55%   33.02% to   34.60%

                                      A67

                               AT YEAR ENDED                             FOR YEAR ENDED
                   --------------------------------------  ----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  -----------------
                                          AST TEMPLETON GLOBAL BOND PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2013   1,540 $ 9.69586 to  $12.75701 $ 16,326   0.00%    0.55%  to   2.85%   -6.50% to  -3.21%
December 31, 2012   1,571 $10.32374 to  $13.40697 $ 17,671   2.33%    0.55%  to   2.85%    2.22% to   4.65%
December 31, 2011   1,035 $ 9.89515 to  $12.88781 $ 11,416   2.75%    0.85%  to   2.85%   -1.04% to   2.94%
December 31, 2010     830 $10.23639 to  $12.51967 $  9,083   2.31%    1.00%  to   2.85%    2.58% to   4.70%
December 31, 2009     245 $10.44910 to  $11.97584 $  2,848   7.36%    1.15%  to   2.15%    9.75% to  11.06%

                                   AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2013   6,836 $11.11097 to  $17.50990 $ 78,530   0.00%    0.55%  to   2.70%   14.98% to  19.84%
December 31, 2012   4,100 $ 9.51705 to  $14.81394 $ 39,950   0.26%    0.55%  to   2.55%    8.24% to  10.40%
December 31, 2011   1,819 $ 8.69622 to  $13.60557 $ 16,415   0.27%    0.55%  to   2.55%  -12.00% to  -4.55%
December 31, 2010   1,007 $ 9.12442 to  $14.22692 $  9,779   0.47%    1.15%  to   2.55%   11.79% to  13.33%
December 31, 2009   1,080 $ 8.06289 to  $12.72682 $  9,291   1.01%    1.15%  to   2.55%   -0.05% to  26.97%

                                     AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2013  35,937 $11.61737 to  $17.60529 $491,952   0.00%    0.55%  to   2.85%   17.67% to  22.00%
December 31, 2012  29,648 $10.23320 to  $14.63036 $337,551   0.79%    0.55%  to   2.85%   10.48% to  13.10%
December 31, 2011  21,421 $ 9.07555 to  $13.11625 $216,804   0.51%    0.55%  to   2.85%   -9.16% to  -2.96%
December 31, 2010  20,678 $ 9.65397 to  $13.70422 $217,009   1.00%    0.95%  to   2.85%    7.78% to  12.25%
December 31, 2009  12,118 $ 8.62574 to  $12.32315 $112,363   1.89%    1.15%  to   2.55%   22.27% to  23.91%

                                   AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2013  32,209 $10.61030 to  $15.27338 $391,356   0.00%    0.55%  to   2.85%    6.84% to   9.37%
December 31, 2012  30,993 $10.16034 to  $14.15903 $348,773   0.98%    0.55%  to   2.85%    9.35% to  11.95%
December 31, 2011  24,615 $ 9.17759 to  $12.82397 $249,346   0.61%    0.55%  to   2.85%   -5.43% to  -3.20%
December 31, 2010  22,016 $ 9.28559 to  $13.43083 $232,089   0.84%    0.55%  to   2.85%    7.50% to  10.91%
December 31, 2009  14,229 $ 8.58144 to  $12.22943 $134,688   2.36%    0.95%  to   2.50%   21.32% to  23.19%

                                        AST BALANCED ASSET ALLOCATION PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2013  50,339 $11.23550 to  $16.38146 $670,129   0.00%    0.55%  to   2.85%   13.49% to  17.00%
December 31, 2012  45,923 $10.33901 to  $14.19558 $532,182   0.91%    0.55%  to   2.85%    9.26% to  11.86%
December 31, 2011  33,653 $ 9.27105 to  $12.86748 $352,782   0.64%    0.55%  to   2.85%   -7.28% to  -1.76%
December 31, 2010  30,549 $ 9.68344 to  $13.27946 $330,206   0.76%    0.95%  to   2.85%    6.86% to  11.26%
December 31, 2009  17,628 $ 8.92139 to  $12.05401 $173,025   1.32%    0.95%  to   2.55%   -0.30% to  22.14%

                                      AST PRESERVATION ASSET ALLOCATION PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2013  38,187 $10.58368 to  $14.47848 $473,775   0.00%    0.55%  to   2.85%    6.10% to   8.61%
December 31, 2012  36,655 $10.51490 to  $13.51575 $426,840   1.09%    0.85%  to   2.85%    7.22% to   9.44%
December 31, 2011  24,615 $ 9.60825 to  $12.48452 $266,301   0.90%    0.85%  to   2.85%   -3.91% to   0.04%
December 31, 2010  18,568 $10.51978 to  $12.60207 $204,499   1.18%    0.95%  to   2.85%    5.32% to   9.48%
December 31, 2009   8,321 $ 9.68149 to  $11.61945 $ 87,353   1.01%    1.00%  to   2.50%   -0.26% to  18.91%

                                       AST FIRST TRUST BALANCED TARGET PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2013  25,294 $10.97054 to  $16.29666 $324,399   0.00%    0.55%  to   2.85%   11.49% to  14.13%
December 31, 2012  21,670 $ 9.81278 to  $14.47747 $248,028   1.87%    0.85%  to   2.85%    7.48% to   9.69%
December 31, 2011  13,265 $ 9.10499 to  $13.34133 $138,313   1.76%    0.85%  to   2.85%   -6.65% to  -2.44%
December 31, 2010   9,357 $ 9.46532 to  $13.80890 $ 99,358   1.32%    0.95%  to   2.85%    9.61% to  13.06%
December 31, 2009   3,171 $ 8.51674 to  $12.30994 $ 28,154   3.78%    1.15%  to   2.65%   20.65% to  22.94%

                                       AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2013  23,646 $10.46525 to  $16.61628 $309,204   0.00%    0.55%  to   2.85%   13.69% to  16.38%
December 31, 2012  19,406 $ 9.17966 to  $14.47559 $222,116   1.26%    0.55%  to   2.85%    9.70% to  12.30%
December 31, 2011  11,105 $ 8.34511 to  $13.06962 $113,082   1.19%    0.55%  to   2.85%  -11.82% to  -6.73%
December 31, 2010   9,121 $ 8.66171 to  $14.20708 $ 97,680   0.81%    0.55%  to   2.85%   14.67% to  17.84%
December 31, 2009   3,465 $ 7.87730 to  $12.16947 $ 29,024   2.13%    1.00%  to   2.65%   21.40% to  24.79%

                                           AST ADVANCED STRATEGIES PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2013  40,149 $11.12429 to  $17.34521 $545,108   0.00%    0.55%  to   2.85%   12.52% to  15.92%
December 31, 2012  31,622 $10.48694 to  $15.17148 $379,954   1.27%    0.55%  to   2.85%   10.40% to  13.02%
December 31, 2011  17,019 $ 9.30664 to  $13.61010 $182,811   1.04%    0.55%  to   2.85%   -6.93% to  -0.44%
December 31, 2010  11,837 $10.05863 to  $13.85960 $129,172   0.87%    0.55%  to   2.85%    8.44% to  12.58%
December 31, 2009   3,810 $ 9.34808 to  $12.42655 $ 37,034   2.84%    1.00%  to   2.65%   22.94% to  24.95%

                                      A68

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                      AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   3,040 $13.54255 to  $23.51273 $ 53,672   0.00%    0.55%  to   2.85%   37.92% to   43.23%
December 31, 2012   2,773 $10.57497 to  $16.64347 $ 34,617   0.00%    0.55%  to   2.85%   14.23% to   16.94%
December 31, 2011   1,503 $10.28972 to  $14.43104 $ 16,199   0.00%    0.55%  to   2.85%   -4.49% to   -2.24%
December 31, 2010   1,233 $10.65531 to  $14.96577 $ 13,734   0.00%    0.55%  to   2.85%   10.89% to   14.49%
December 31, 2009     478 $ 9.36618 to  $13.17447 $  4,644   0.00%    1.15%  to   2.00%   31.92% to   51.63%

                                               AST MONEY MARKET PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   1,861 $ 8.90088 to  $10.20011 $ 17,661   0.00%    0.55%  to   2.85%   -2.85% to   -0.55%
December 31, 2012   2,056 $ 9.12800 to  $10.31714 $ 19,917   0.01%    0.85%  to   2.85%   -2.85% to   -0.85%
December 31, 2011   2,221 $ 9.36043 to  $10.43487 $ 21,882   0.02%    1.00%  to   2.85%   -2.82% to   -0.96%
December 31, 2010   1,274 $ 9.59652 to  $10.55197 $ 12,842   0.02%    1.15%  to   2.85%   -2.46% to   -1.02%
December 31, 2009     540 $ 9.83880 to  $10.67105 $  5,650   0.21%    1.15%  to   2.55%   -1.87% to   -0.90%

                                             AST SMALL-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   1,115 $12.40268 to  $24.92978 $ 19,844   0.00%    0.55%  to   2.85%   26.69% to   34.43%
December 31, 2012   1,036 $ 9.69125 to  $14.02211 $ 13,871   0.00%    0.55%  to   2.85%    8.97% to   11.56%
December 31, 2011     647 $11.19338 to  $12.39878 $  7,766   0.00%    1.15%  to   2.70%   -3.65% to   -2.10%
December 31, 2010     507 $11.54673 to  $12.68615 $  6,183   0.20%    1.15%  to   2.70%   25.91% to   34.87%
December 31, 2009     313 $ 8.64603 to  $ 8.96499 $  2,783   0.05%    1.15%  to   2.15%   31.09% to   32.39%

                                          AST PIMCO TOTAL RETURN BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013  21,555 $ 9.69455 to  $14.04141 $242,502   0.00%    0.55%  to   2.85%   -4.63% to   -2.38%
December 31, 2012  21,225 $10.83456 to  $14.46865 $247,468   2.51%    0.55%  to   2.85%    6.20% to    8.72%
December 31, 2011  14,092 $ 9.99564 to  $13.38718 $154,438   1.86%    0.55%  to   2.85%   -0.04% to    2.61%
December 31, 2010  12,278 $10.27781 to  $13.12390 $134,467   1.50%    0.55%  to   2.85%    2.72% to    6.65%
December 31, 2009   5,519 $ 9.92693 to  $12.32370 $ 59,184   0.89%    1.15%  to   2.55%   -0.63% to   15.43%

                                            AST INTERNATIONAL VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013     729 $10.31966 to  $16.44049 $  8,992   0.00%    0.85%  to   2.70%   16.24% to   18.45%
December 31, 2012     706 $ 8.75042 to  $14.02985 $  7,387   2.13%    1.15%  to   2.70%   13.52% to   15.35%
December 31, 2011     494 $ 7.59729 to  $12.25942 $  4,480   1.51%    1.15%  to   2.85%  -15.04% to  -13.54%
December 31, 2010     408 $ 8.80034 to  $14.29181 $  4,276   0.67%    1.15%  to   2.85%    7.95% to    9.82%
December 31, 2009     164 $ 8.02537 to  $13.11671 $  1,466   1.96%    1.15%  to   2.55%   27.75% to   29.64%

                                           AST INTERNATIONAL GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   1,396 $10.08092 to  $17.57026 $ 17,591   0.00%    0.85%  to   2.85%   15.66% to   18.04%
December 31, 2012   1,205 $ 8.57742 to  $15.04565 $ 12,832   0.99%    0.85%  to   2.85%   16.93% to   19.34%
December 31, 2011     784 $ 7.21877 to  $12.74401 $  7,164   0.71%    0.85%  to   2.85%  -18.51% to  -13.91%
December 31, 2010     593 $ 8.39779 to  $14.92060 $  6,331   0.26%    1.15%  to   2.85%   11.65% to   13.98%
December 31, 2009     160 $ 7.42983 to  $13.28533 $  1,308   1.40%    1.15%  to   2.10%   30.98% to   33.75%

                                              NVIT DEVELOPING MARKETS FUND
                   --------------------------------------------------------------------------------------
December 31, 2013      47 $14.51720 to  $15.02994 $    692   0.92%    1.40%  to   1.80%   -1.74% to   -1.35%
December 31, 2012      44 $14.77377 to  $15.23556 $    665   0.10%    1.40%  to   1.80%   14.71% to   15.17%
December 31, 2011      51 $12.87876 to  $13.22905 $    670   0.25%    1.40%  to   1.80%  -23.78% to  -23.48%
December 31, 2010     151 $16.89594 to  $17.28741 $  2,586   0.00%    1.40%  to   1.80%   14.09% to   14.54%
December 31, 2009     161 $14.80944 to  $15.09299 $  2,415   1.13%    1.40%  to   1.80%   59.36% to   59.99%

                                           AST INVESTMENT GRADE BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   3,598 $ 9.58248 to  $14.96161 $ 45,743   0.00%    0.55%  to   2.25%   -5.36% to   -3.72%
December 31, 2012  20,929 $11.79750 to  $15.63108 $272,251   1.38%    0.55%  to   2.25%    6.94% to    8.80%
December 31, 2011  56,740 $10.87605 to  $14.45223 $688,204   0.20%    0.55%  to   2.25%    8.68% to   11.82%
December 31, 2010     469 $10.57538 to  $13.00047 $  6,003   7.78%    0.95%  to   2.25%    5.69% to    9.55%
December 31, 2009   1,117 $11.72128 to  $11.86699 $ 13,151   1.36%    1.15%  to   1.80%    9.34% to   10.04%

                                       AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   4,456 $ 9.72854 to  $12.10414 $ 50,085   0.00%    0.55%  to   2.85%   -4.30% to   -2.03%
December 31, 2012   3,920 $11.03135 to  $12.52719 $ 45,582   3.20%    0.55%  to   2.85%    4.77% to    7.26%
December 31, 2011   2,628 $10.63550 to  $11.84188 $ 28,880   2.89%    0.55%  to   2.85%    3.01% to    5.44%
December 31, 2010   2,192 $10.32483 to  $11.38650 $ 23,213   1.26%    1.00%  to   2.85%    3.27% to    6.73%
December 31, 2009     555 $10.05881 to  $10.76877 $  5,704   2.74%    1.15%  to   2.15%    7.80% to   10.36%

                                      A69

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                                 AST BOND PORTFOLIO 2018
                   --------------------------------------------------------------------------------------
December 31, 2013   1,883 $11.25098 to  $13.29882 $ 21,676   0.00%    1.90%  to   2.85%   -5.90% to   -4.95%
December 31, 2012   1,799 $11.95683 to  $13.99125 $ 21,894   0.49%    1.90%  to   2.85%    2.70% to    3.74%
December 31, 2011   1,787 $11.64275 to  $13.48663 $ 21,049   0.16%    1.90%  to   2.85%   10.35% to   11.47%
December 31, 2010      18 $12.01294 to  $12.09943 $    211   0.93%    1.90%  to   2.15%    8.85% to    9.11%
December 31, 2009      30 $11.03670 to  $11.08899 $    332   0.33%    1.50%  to   2.15%   -8.03% to   -7.44%

                                               AST BOND PORTFOLIO 2019****
                   --------------------------------------------------------------------------------------
December 31, 2013     159 $11.30601 to  $13.03100 $  1,846   0.00%    1.90%  to   2.85%   -7.54% to   -6.64%
December 31, 2012     183 $12.22857 to  $13.98700 $  2,283   0.31%    1.90%  to   2.85%    2.84% to    3.85%
December 31, 2011       0 $13.49739 to  $13.62798 $      0   0.91%    1.90%  to   2.15%   13.54% to   13.81%
December 31, 2010       3 $11.88816 to  $12.18296 $     33   0.74%    1.30%  to   2.15%    9.02% to    9.93%
December 31, 2009      14 $10.90486 to  $11.08225 $    156   0.27%    1.30%  to   2.15%   -9.64% to   -8.88%

                                            AST GLOBAL REAL ESTATE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013     614 $10.08073 to  $19.50272 $  8,308   0.00%    0.85%  to   2.85%    1.37% to    3.46%
December 31, 2012     547 $10.79040 to  $19.05468 $  7,170   1.45%    1.00%  to   2.85%   23.19% to   25.55%
December 31, 2011     334 $ 8.72255 to  $15.32029 $  3,472   2.28%    1.15%  to   2.85%   -7.74% to   -6.12%
December 31, 2010     289 $ 9.41466 to  $16.44739 $  3,166   1.17%    1.15%  to   2.85%   14.96% to   18.83%
December 31, 2009      79 $ 8.02826 to  $13.95016 $    651   0.69%    1.15%  to   2.50%   31.80% to   41.49%

                                    AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   2,763 $ 8.85375 to  $15.79714 $ 28,800   0.00%    0.55%  to   2.85%   -2.63% to   -0.33%
December 31, 2012   2,458 $ 8.90982 to  $16.06935 $ 26,031   1.10%    0.55%  to   2.85%   14.56% to   17.28%
December 31, 2011   1,592 $ 7.61998 to  $13.89229 $ 14,499   0.94%    0.55%  to   2.85%  -23.87% to  -20.71%
December 31, 2010   1,468 $10.76214 to  $17.76396 $ 17,086   0.28%    1.15%  to   2.85%   16.62% to   20.88%
December 31, 2009     303 $ 9.02175 to  $14.81166 $  2,792   0.25%    1.15%  to   2.50%   47.32% to   64.95%

                                       AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   1,579 $12.69230 to  $24.38308 $ 28,052   0.00%    0.55%  to   2.70%   29.72% to   38.05%
December 31, 2012   1,525 $10.52515 to  $17.90792 $ 19,892   0.48%    0.55%  to   2.70%   12.56% to   15.05%
December 31, 2011     959 $ 9.17568 to  $15.78149 $ 11,040   0.50%    0.55%  to   2.70%   -7.35% to    0.75%
December 31, 2010     791 $11.42102 to  $15.88201 $  9,197   0.35%    0.55%  to   2.70%   14.62% to   25.51%
December 31, 2009     188 $ 9.46659 to  $12.77276 $  1,808   0.58%    1.15%  to   2.15%   24.18% to   28.33%

                                         AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013  18,974 $11.25123 to  $17.46806 $258,398   0.00%    0.55%  to   2.85%   13.73% to   17.41%
December 31, 2012  15,190 $ 9.90321 to  $15.08440 $179,781   0.45%    0.55%  to   2.85%   12.59% to   15.27%
December 31, 2011   7,911 $ 8.75838 to  $13.26883 $ 81,484   0.29%    0.55%  to   2.85%   -8.49% to   -2.93%
December 31, 2010   5,917 $ 9.19665 to  $13.85815 $ 62,348   0.24%    0.55%  to   2.85%    9.18% to   13.04%
December 31, 2009   1,375 $ 8.24406 to  $12.35611 $ 11,560   0.44%    1.15%  to   2.50%   22.92% to   25.66%

                                             AST RCM WORLD TRENDS PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013  25,218 $10.83902 to  $15.07275 $310,506   0.00%    0.55%  to   2.85%    9.24% to   11.82%
December 31, 2012  21,004 $ 9.89825 to  $13.66670 $235,725   0.52%    0.55%  to   2.85%    7.13% to    9.68%
December 31, 2011  11,121 $ 9.20021 to  $12.63456 $114,175   0.40%    0.55%  to   2.85%   -6.86% to   -2.36%
December 31, 2010   7,792 $ 9.60436 to  $13.11882 $ 81,960   0.42%    0.95%  to   2.85%    7.21% to   10.65%
December 31, 2009   1,753 $ 8.79604 to  $11.95029 $ 15,710   0.29%    1.15%  to   2.50%   19.03% to   21.99%

                                        AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013  12,110 $11.18390 to  $16.96442 $161,361   0.00%    0.55%  to   2.85%   12.87% to   15.64%
December 31, 2012   9,458 $10.49066 to  $14.87346 $111,417   0.43%    0.55%  to   2.85%   10.34% to   12.96%
December 31, 2011   4,964 $ 9.31537 to  $13.35045 $ 52,174   0.34%    0.55%  to   2.85%   -6.67% to   -1.12%
December 31, 2010   3,330 $ 9.76990 to  $13.68833 $ 35,436   0.23%    0.95%  to   2.85%    8.19% to   12.52%
December 31, 2009     810 $ 8.78979 to  $12.26108 $  7,410   0.23%    1.15%  to   2.40%   22.11% to   25.23%

                                         AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013  14,493 $10.52772 to  $14.75766 $174,100   0.00%    0.55%  to   2.85%    6.36% to    9.22%
December 31, 2012  12,412 $10.28497 to  $13.69989 $139,813   0.56%    0.55%  to   2.85%    6.99% to    9.52%
December 31, 2011   8,325 $ 9.41906 to  $12.68275 $ 86,341   0.47%    0.55%  to   2.85%   -5.72% to   -1.05%
December 31, 2010   6,330 $ 9.95339 to  $12.99556 $ 66,678   0.38%    0.95%  to   2.85%    6.37% to   10.33%
December 31, 2009   2,050 $ 9.13296 to  $11.87199 $ 19,145   0.20%    1.15%  to   2.40%   18.43% to   22.22%

                                      A70

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                      AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013  13,958 $11.38633 to  $16.60998 $188,038   0.00%    0.55%  to   2.85%   15.36% to   18.57%
December 31, 2012  10,344 $10.36964 to  $14.20334 $120,257   0.48%    0.55%  to   2.85%   10.39% to   13.01%
December 31, 2011   5,117 $ 9.32332 to  $12.74316 $ 53,097   0.22%    0.55%  to   2.85%   -5.25% to   -3.01%
December 31, 2010   3,298 $ 9.78877 to  $13.32052 $ 35,509   0.24%    0.55%  to   2.85%    8.04% to   12.26%
December 31, 2009     504 $ 8.84522 to  $11.98361 $  4,585   0.33%    0.95%  to   2.40%   18.39% to   20.09%

                                  PROFUND VP CONSUMER SERVICES (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2013      21 $18.72284 to  $20.07642 $    388   0.26%    0.55%  to   1.50%   37.80% to   39.10%
December 31, 2012      24 $13.58666 to  $13.58666 $    330   0.00%    1.50%  to   1.50%   20.29% to   20.29%
December 31, 2011      28 $11.29470 to  $11.29470 $    318   0.00%    1.50%  to   1.50%    3.94% to    3.94%
December 31, 2010      30 $10.86622 to  $10.86622 $    322   0.00%    1.50%  to   1.50%   19.60% to   19.60%
December 31, 2009      26 $ 9.08577 to  $ 9.08577 $    238   0.00%    1.50%  to   1.50%   28.87% to   28.87%

                              PROFUND VP CONSUMER GOODS PORTFOLIO (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2013      14 $15.49003 to  $15.49003 $    221   0.86%    1.50%  to   1.50%   26.55% to   26.55%
December 31, 2012      25 $12.23984 to  $12.23984 $    310   0.87%    1.50%  to   1.50%    9.22% to    9.22%
December 31, 2011      28 $11.20680 to  $11.20680 $    309   1.28%    1.50%  to   1.50%    5.37% to    5.37%
December 31, 2010      29 $10.63581 to  $10.63581 $    314   0.54%    1.50%  to   1.50%   15.63% to   15.63%
December 31, 2009      26 $ 9.19832 to  $ 9.19832 $    242   1.51%    1.50%  to   1.50%   19.77% to   19.77%

                                     PROFUND VP FINANCIALS (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2013      46 $ 8.58077 to  $ 8.87284 $    409   0.43%    1.50%  to   2.10%   29.36% to   30.13%
December 31, 2012      69 $ 6.63308 to  $ 6.81861 $    469   0.10%    1.50%  to   2.10%   22.16% to   22.88%
December 31, 2011      83 $ 5.42982 to  $ 5.54883 $    461   0.00%    1.50%  to   2.10%  -15.60% to  -15.10%
December 31, 2010      77 $ 6.53605 to  $ 6.53605 $    503   0.29%    1.50%  to   1.50%    9.29% to    9.29%
December 31, 2009      62 $ 5.98047 to  $ 5.98047 $    372   2.43%    1.50%  to   1.50%   13.31% to   13.31%

                                     PROFUND VP HEALTH CARE (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2013      23 $16.64400 to  $17.20941 $    399   0.35%    1.50%  to   2.10%   36.88% to   37.69%
December 31, 2012      30 $12.15913 to  $12.49836 $    375   0.39%    1.50%  to   2.10%   14.98% to   15.67%
December 31, 2011      34 $10.57454 to  $10.80547 $    367   0.31%    1.50%  to   2.10%    7.85% to    8.49%
December 31, 2010      37 $ 9.96007 to  $ 9.96007 $    373   0.28%    1.50%  to   1.50%    1.32% to    1.32%
December 31, 2009      32 $ 9.82996 to  $ 9.82996 $    313   0.89%    1.50%  to   1.50%   17.79% to   17.79%

                                                 PROFUND VP INDUSTRIALS
                   --------------------------------------------------------------------------------------
December 31, 2013      19 $13.67512 to  $13.67512 $    255   0.55%    1.50%  to   1.50%   36.15% to   36.15%
December 31, 2012      31 $10.04439 to  $10.04439 $    315   0.26%    1.50%  to   1.50%   14.09% to   14.09%
December 31, 2011      33 $ 8.80429 to  $ 8.80429 $    289   0.28%    1.50%  to   1.50%   -3.23% to   -3.23%
December 31, 2010      40 $ 9.09853 to  $11.41249 $    364   0.23%    1.50%  to   1.55%   14.03% to   21.92%
December 31, 2009      41 $ 7.46270 to  $ 7.46270 $    304   1.28%    1.50%  to   1.50%   22.27% to   22.27%

                                   PROFUND VP MID-CAP GROWTH (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2013       6 $14.47394 to  $14.96601 $     90   0.00%    1.50%  to   2.10%   27.84% to   28.60%
December 31, 2012      10 $11.32177 to  $11.63796 $    119   0.00%    1.50%  to   2.10%   13.00% to   13.67%
December 31, 2011       9 $10.01888 to  $10.23808 $     87   0.00%    1.50%  to   2.10%   -4.89% to   -4.33%
December 31, 2010       8 $10.53374 to  $10.70104 $     89   0.00%    1.50%  to   2.10%   25.78% to   26.52%
December 31, 2009       7 $ 8.37491 to  $ 8.45797 $     62   0.00%    1.50%  to   2.10%   35.47% to   36.27%

                                    PROFUND VP MID-CAP VALUE (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2013       4 $14.01527 to  $14.01527 $     54   0.34%    1.50%  to   1.50%   30.21% to   30.21%
December 31, 2012       6 $10.76386 to  $10.76386 $     70   0.15%    1.50%  to   1.50%   14.84% to   14.84%
December 31, 2011       9 $ 9.37296 to  $ 9.44100 $     81   0.15%    1.30%  to   1.50%   -5.34% to   -5.16%
December 31, 2010       7 $ 9.90192 to  $ 9.90192 $     71   0.29%    1.50%  to   1.50%   18.67% to   18.67%
December 31, 2009      10 $ 8.34400 to  $ 8.34400 $     85   1.42%    1.50%  to   1.50%   28.94% to   28.94%

                                     PROFUND VP REAL ESTATE (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2013      14 $ 9.82468 to  $10.04669 $    144   1.36%    1.50%  to   1.90%   -1.77% to   -1.39%
December 31, 2012      14 $10.00220 to  $10.18798 $    144   2.57%    1.50%  to   1.90%   14.98% to   15.44%
December 31, 2011      12 $ 8.69881 to  $ 8.82559 $    110   0.00%    1.50%  to   1.90%    2.80% to    3.20%
December 31, 2010      16 $ 8.46186 to  $11.54906 $    133   3.89%    1.50%  to   1.90%   15.86% to   22.85%
December 31, 2009      18 $ 6.91515 to  $ 6.96107 $    122   3.45%    1.50%  to   1.90%   25.51% to   26.01%

                                      A71

                               AT YEAR ENDED                            FOR YEAR ENDED
                   -------------------------------------  ----------------------------------------------
                                                   NET    INVESTMENT
                   UNITS        UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  ------- ---------- -----------------  -----------------
                                 PROFUND VP SMALL-CAP GROWTH (AVAILABLE MAY 01, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2013     5   $16.05873 to  $18.52593 $    87    0.00%   0.55%  to   1.50%   38.35% to  39.65%
December 31, 2012     3   $11.60725 to  $11.60725 $    32    0.00%   1.50%  to   1.50%   10.82% to  10.82%
December 31, 2011     2   $10.47427 to  $10.55029 $    26    0.00%   1.30%  to   1.50%   -0.21% to  -0.02%
December 31, 2010     3   $10.49669 to  $10.49669 $    28    0.00%   1.50%  to   1.50%   23.87% to  23.87%
December 31, 2009     4   $ 8.47414 to  $ 8.47414 $    35    0.00%   1.50%  to   1.50%   24.31% to  24.31%

                                  PROFUND VP SMALL-CAP VALUE (AVAILABLE MAY 01, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2013     1   $15.04112 to  $16.79752 $    15    0.22%   0.55%  to   1.50%   35.64% to  36.92%
December 31, 2012     2   $11.08892 to  $11.08892 $    20    0.00%   1.50%  to   1.50%   14.44% to  14.44%
December 31, 2011     2   $ 9.68994 to  $ 9.68994 $    19    0.00%   1.50%  to   1.50%   -5.52% to  -5.52%
December 31, 2010     2   $10.25585 to  $10.25585 $    25    0.10%   1.50%  to   1.50%   20.30% to  20.30%
December 31, 2009     2   $ 8.52534 to  $ 8.52534 $    20    0.41%   1.50%  to   1.50%   18.62% to  18.62%

                                PROFUND VP TELECOMMUNICATIONS (AVAILABLE MAY 01, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2013    16   $11.15492 to  $11.15492 $   174    2.94%   1.50%  to   1.50%   10.41% to  10.41%
December 31, 2012    24   $10.10290 to  $10.10290 $   247    4.12%   1.50%  to   1.50%   14.79% to  14.79%
December 31, 2011    29   $ 8.80105 to  $ 8.80105 $   255    2.96%   1.50%  to   1.50%    0.36% to   0.36%
December 31, 2010    28   $ 8.76916 to  $12.16509 $   245    2.84%   1.50%  to   1.55%   13.98% to  21.09%
December 31, 2009    29   $ 7.69379 to  $ 7.69379 $   221   11.48%   1.50%  to   1.50%    5.73% to   5.73%

                                     PROFUND VP UTILITIES (AVAILABLE MAY 01, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2013    18   $10.25797 to  $10.48966 $   184    2.59%   1.50%  to   1.90%   11.20% to  11.64%
December 31, 2012    23   $ 9.22480 to  $ 9.39609 $   212    2.71%   1.50%  to   1.90%   -1.73% to  -1.34%
December 31, 2011    27   $ 9.38722 to  $ 9.52393 $   259    2.51%   1.50%  to   1.90%   15.32% to  15.78%
December 31, 2010    30   $ 8.14003 to  $10.77660 $   244    2.49%   1.50%  to   1.90%    3.97% to   7.40%
December 31, 2009    23   $ 7.82890 to  $ 7.88054 $   181    6.24%   1.50%  to   1.90%    8.67% to   9.10%

                                 PROFUND VP LARGE-CAP GROWTH (AVAILABLE MAY 01, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2013     3   $13.46336 to  $16.49009 $    48    0.39%   0.55%  to   2.10%   27.98% to  29.95%
December 31, 2012     5   $10.52001 to  $10.81361 $    49    0.07%   1.50%  to   2.10%   10.40% to  11.05%
December 31, 2011     4   $ 9.52935 to  $ 9.73772 $    37    0.00%   1.50%  to   2.10%    1.01% to   1.61%
December 31, 2010     5   $ 9.43387 to  $ 9.58358 $    46    0.07%   1.50%  to   2.10%   10.86% to  11.51%
December 31, 2009     8   $ 8.51005 to  $ 8.59420 $    65    0.00%   1.50%  to   2.10%   27.07% to  27.82%

                                  PROFUND VP LARGE-CAP VALUE (AVAILABLE MAY 01, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2013     6   $11.63395 to  $11.63395 $    73    0.88%   1.50%  to   1.50%   27.97% to  27.97%
December 31, 2012     8   $ 9.09087 to  $ 9.09087 $    75    0.76%   1.50%  to   1.50%   13.71% to  13.71%
December 31, 2011    18   $ 7.99461 to  $ 7.99461 $   141    0.76%   1.50%  to   1.50%   -2.74% to  -2.74%
December 31, 2010    17   $ 8.21947 to  $ 8.21947 $   139    0.96%   1.50%  to   1.50%   11.23% to  11.23%
December 31, 2009    15   $ 7.38987 to  $ 7.38987 $   111    1.33%   1.50%  to   1.50%   17.70% to  17.70%

                              AST BOND PORTFOLIO 2020**** (AVAILABLE ON JANUARY 02, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2013   380   $10.61606 to  $11.87901 $ 4,467    0.00%   1.30%  to   2.85%   -9.18% to  -7.72%
December 31, 2012    11   $11.60016 to  $12.95314 $   135    0.58%   1.30%  to   2.55%    3.67% to   4.95%
December 31, 2011    66   $11.06416 to  $12.41953 $   746    1.13%   1.30%  to   2.55%   15.73% to  17.15%
December 31, 2010   331   $ 9.54633 to  $10.66744 $ 3,199    0.00%   1.30%  to   2.55%    6.10% to  10.41%
December 31, 2009     0   $ 0.00000 to  $ 0.00000 $     0    0.00%   1.30%  to   2.15%   -6.43% to  -5.91%

                        AST JENNISON LARGE-CAP VALUE PORTFOLIO (AVAILABLE ON NOVEMBER 16, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2013   694   $12.19594 to  $15.68669 $ 9,817    0.00%   0.55%  to   2.45%   24.20% to  30.71%
December 31, 2012   557   $ 9.54913 to  $12.07266 $ 6,101    0.42%   0.55%  to   2.45%   10.46% to  12.61%
December 31, 2011   339   $ 8.50545 to  $10.78439 $ 3,336    0.33%   0.55%  to   2.45%  -14.75% to  -6.39%
December 31, 2010   251   $10.51922 to  $11.58869 $ 2,684    0.02%   1.15%  to   2.45%    5.50% to  12.43%
December 31, 2009    11   $10.29877 to  $10.30741 $   109    0.00%   1.15%  to   1.80%    1.51% to   1.59%

                       AST JENNISON LARGE-CAP GROWTH PORTFOLIO (AVAILABLE ON NOVEMBER 16, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2013   879   $13.00723 to  $17.33075 $14,245    0.00%   0.55%  to   2.70%   32.55% to  35.74%
December 31, 2012   876   $10.54999 to  $12.84306 $10,610    0.00%   0.55%  to   2.70%   12.07% to  14.55%
December 31, 2011   435   $10.49190 to  $11.27814 $ 4,657    0.00%   0.55%  to   2.70%   -2.05% to   0.11%
December 31, 2010   193   $10.71155 to  $11.33263 $ 2,096    0.00%   1.15%  to   2.70%    7.43% to  10.05%
December 31, 2009     4   $10.29227 to  $10.29766 $    42    0.00%   1.15%  to   1.55%    2.06% to   2.11%

                                      A72

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                 AST BOND PORTFOLIO 2017 (AVAILABLE ON JANUARY 4, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2013   1,177 $11.05171 to  $11.46858 $ 13,346   0.00%    1.90%  to   2.85%   -4.85% to   -3.92%
December 31, 2012   1,847 $11.61498 to  $11.93630 $ 21,847   0.52%    1.90%  to   2.85%    2.12% to    3.12%
December 31, 2011   1,836 $11.37404 to  $11.57526 $ 21,132   0.04%    1.90%  to   2.85%    8.24% to    9.30%
December 31, 2010      19 $10.52124 to  $10.59081 $    205   0.00%    1.90%  to   2.70%    5.24% to    5.92%

                                 AST BOND PORTFOLIO 2021 (AVAILABLE ON JANUARY 4, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2013     732 $11.70587 to  $12.61919 $  8,756   0.00%    1.50%  to   2.85%   -9.65% to   -8.38%
December 31, 2012   2,129 $12.95637 to  $13.85470 $ 28,167   0.78%    1.30%  to   2.85%    3.75% to    5.42%
December 31, 2011   2,642 $12.48861 to  $13.14210 $ 33,532   0.06%    1.30%  to   2.85%   16.88% to   18.76%
December 31, 2010     396 $10.93130 to  $11.06626 $  4,359   0.00%    1.30%  to   2.55%    9.31% to   10.66%

                   WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 1 (AVAILABLE ON JULY 16, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2013       3 $16.21604 to  $16.62307 $     52   0.95%    1.50%  to   1.75%   17.88% to   18.17%
December 31, 2012      16 $13.75687 to  $14.06753 $    220   1.65%    1.50%  to   1.75%   11.72% to   12.00%
December 31, 2011      17 $12.31349 to  $12.56056 $    206   0.63%    1.50%  to   1.75%  -14.29% to  -14.08%
December 31, 2010      17 $14.36608 to  $14.61842 $    242   0.00%    1.50%  to   1.75%   20.88% to   21.01%

                    WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 1 (AVAILABLE ON JULY 16, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2013     107 $ 2.97767 to  $ 3.05971 $    318   0.32%    1.50%  to   1.75%   37.81% to   38.15%
December 31, 2012     169 $ 2.16078 to  $ 2.21481 $    365   0.00%    1.50%  to   1.75%   18.68% to   18.97%
December 31, 2011     179 $ 1.82068 to  $ 1.86164 $    326   0.00%    1.50%  to   1.75%   -6.99% to   -6.75%
December 31, 2010     188 $ 1.95742 to  $ 1.99650 $    368   0.00%    1.50%  to   1.75%   26.08% to   26.21%

                   WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 1 (AVAILABLE ON JULY 16, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2013       5 $13.69207 to  $13.80927 $     65   0.95%    1.50%  to   1.75%   13.05% to   13.33%
December 31, 2012       5 $12.11133 to  $12.18494 $     63   1.15%    1.50%  to   1.75%   12.36% to   12.64%
December 31, 2011       6 $10.77879 to  $10.81752 $     61   0.89%    1.50%  to   1.75%   -8.65% to   -8.43%
December 31, 2010       6 $11.79975 to  $11.81311 $     71   0.00%    1.50%  to   1.75%   21.84% to   21.98%

                                 AST BOND PORTFOLIO 2022 (AVAILABLE ON JANUARY 3, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2013   1,150 $10.72225 to  $11.24906 $ 12,611   0.00%    1.30%  to   2.85%  -12.32% to  -10.90%
December 31, 2012   1,737 $12.22859 to  $12.62575 $ 21,559   0.03%    1.30%  to   2.85%    2.83% to    4.49%
December 31, 2011   1,302 $11.89255 to  $12.08351 $ 15,604   0.00%    1.30%  to   2.85%   18.93% to   20.84%

                            AST QUANTITATIVE MODELING PORTFOLIO (AVAILABLE ON APRIL 29, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2013      36 $11.59795 to  $12.03673 $    425   0.00%    1.30%  to   2.15%   17.54% to   20.81%
December 31, 2012       7 $ 9.88459 to  $ 9.96370 $     74   0.04%    1.30%  to   1.80%   11.15% to   11.69%

                         AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (AVAILABLE ON APRIL 29, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2013  10,680 $10.68726 to  $11.33041 $117,339   0.00%    0.55%  to   2.70%    7.86% to   10.24%
December 31, 2012   8,594 $ 9.95090 to  $10.27765 $ 86,714   0.46%    0.55%  to   2.45%    9.15% to   11.28%
December 31, 2011   4,835 $ 9.12583 to  $ 9.21697 $ 44,314   0.00%    0.85%  to   2.35%   -8.74% to   -7.82%

                    WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND-CLASS 1 (AVAILABLE ON AUGUST 26, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2013      11 $15.68076 to  $15.77168 $    175   0.40%    1.50%  to   1.75%   28.74% to   29.06%
December 31, 2012      17 $12.18018 to  $12.22072 $    210   0.54%    1.50%  to   1.75%   13.81% to   14.09%
December 31, 2011      25 $10.70255 to  $10.71170 $    268   0.00%    1.50%  to   1.75%    4.69% to    4.78%

                           AST PRUDENTIAL CORE BOND PORTFOLIO (AVAILABLE ON OCTOBER 31, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2013     751 $ 9.68326 to  $10.37327 $  7,694   0.00%    0.85%  to   2.50%   -4.70% to   -3.14%
December 31, 2012     643 $10.50845 to  $10.70984 $  6,835   0.17%    0.85%  to   2.50%    4.49% to    6.20%
December 31, 2011      36 $10.06003 to  $10.07683 $    360   0.00%    1.30%  to   2.25%    0.42% to    0.58%

                        AST NEUBERGER BERMAN CORE BOND PORTFOLIO (AVAILABLE ON OCTOBER 31, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2013     588 $ 9.66002 to  $10.10259 $  5,832   0.00%    0.85%  to   2.35%   -5.12% to   -3.66%
December 31, 2012     349 $10.31269 to  $10.48627 $  3,621   0.23%    0.85%  to   2.25%    2.51% to    3.98%
December 31, 2011      44 $10.06278 to  $10.07694 $    444   0.00%    1.30%  to   2.10%    0.35% to    0.48%

                                   AST BOND PORTFOLIO 2023 (AVAILABLE JANUARY 3, 2012)
                   --------------------------------------------------------------------------------------
December 31, 2013   3,733 $ 8.97494 to  $ 9.26704 $ 34,013   0.00%    1.30%  to   2.85%  -12.76% to  -11.35%
December 31, 2012     376 $10.28760 to  $10.45376 $  3,908   0.00%    1.30%  to   2.85%    2.88% to    4.54%

                                      A73

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                   AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (AVAILABLE APRIL 30, 2012)
                   --------------------------------------------------------------------------------------
December 31, 2013  21,362 $11.73153 to  $13.33778 $280,960   0.00%    0.85%  to   2.85%   19.00% to   23.41%
December 31, 2012  19,511 $10.65915 to  $10.80738 $209,728   0.00%    0.85%  to   2.85%    6.62% to    8.08%

                         AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (AVAILABLE APRIL 30, 2012)
                   --------------------------------------------------------------------------------------
December 31, 2013   3,288 $11.30516 to  $12.30125 $ 39,476   0.00%    0.55%  to   2.85%   14.35% to   18.26%
December 31, 2012   2,285 $10.23818 to  $10.40185 $ 23,601   0.95%    0.55%  to   2.85%    2.41% to    4.02%

                      AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (AVAILABLE AUGUST 20, 2012)
                   --------------------------------------------------------------------------------------
December 31, 2013      12 $ 9.16475 to  $ 9.42915 $    111   0.00%    1.30%  to   1.95%   -9.33% to   -8.03%
December 31, 2012       7 $10.38171 to  $10.39933 $     68   0.00%    1.30%  to   1.75%    3.83% to    4.00%

                              AST MFS LARGE-CAP VALUE PORTFOLIO (AVAILABLE AUGUST 20, 2012)
                   --------------------------------------------------------------------------------------
December 31, 2013     101 $12.28936 to  $13.63955 $  1,362   0.00%    0.85%  to   2.30%   25.05% to   33.36%
December 31, 2012       4 $10.18909 to  $10.21028 $     40   0.00%    1.30%  to   1.85%    1.91% to    2.11%

                                  AST BOND PORTFOLIO 2024 (AVAILABLE JANUARY 02, 2013)
                   --------------------------------------------------------------------------------------
December 31, 2013   1,035 $ 8.65594 to  $ 8.79557 $  9,045   0.00%    1.30%  to   2.85%  -13.44% to  -12.04%

                         AST AQR EMERGING MARKETS EQUITY PORTFOLIO (AVAILABLE FEBRUARY 25, 2013)
                   --------------------------------------------------------------------------------------
December 31, 2013       5 $10.07351 to  $10.14041 $     53   0.00%    1.15%  to   1.90%    0.75% to    1.41%

                         AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (AVAILABLE FEBRUARY 25, 2013)
                   --------------------------------------------------------------------------------------
December 31, 2013     163 $11.55659 to  $11.74413 $  1,895   0.00%    0.85%  to   2.70%   15.59% to   17.45%

                         AST QMA EMERGING MARKETS EQUITY PORTFOLIO (AVAILABLE FEBRUARY 25, 2013)
                   --------------------------------------------------------------------------------------
December 31, 2013       1 $ 9.61277 to  $ 9.61912 $     13   0.00%    1.45%  to   1.55%   -3.86% to   -3.80%

                          AST MULTI-SECTOR FIXED INCOME PORTFOLIO (AVAILABLE FEBRUARY 25, 2013)
                   --------------------------------------------------------------------------------------
December 31, 2013  10,228 $ 9.51265 to  $ 9.57903 $ 97,295   0.00%    1.10%  to   1.90%   -4.86% to   -4.20%

                             AST BLACKROCK ISHARES ETF PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   --------------------------------------------------------------------------------------
December 31, 2013     731 $10.44187 to  $10.55835 $  7,677   0.00%    0.85%  to   2.45%    4.44% to    5.59%

                     AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   --------------------------------------------------------------------------------------
December 31, 2013   2,011 $10.75656 to  $10.87654 $ 21,750   0.00%    0.85%  to   2.45%    7.59% to    8.77%

                           AST DEFENSIVE ASSET ALLOCATION PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   --------------------------------------------------------------------------------------
December 31, 2013     779 $ 9.63552 to  $ 9.74308 $  7,550   0.00%    0.85%  to   2.45%   -3.63% to   -2.56%

                                 AST AQR LARGE-CAP PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   --------------------------------------------------------------------------------------
December 31, 2013      74 $11.65345 to  $11.70178 $    857   0.00%    0.85%  to   1.45%   16.55% to   17.03%

                               AST QMA LARGE-CAP PORTFOLIO **** (AVAILABLE APRIL 29, 2013)
                   --------------------------------------------------------------------------------------
December 31, 2013       0 $11.69306 to  $11.69306 $      3   0.00%    1.45%  to   1.45%   16.94% to   16.94%

        --------
         * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios are annualized and exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

         ** These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

                                      A74

         *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with no activity during the period were excluded from the range of total return for that period. Product designs within a subaccount which were offered after a fiscal year began are included in the range of total return for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Investment options with a date notation indicate the effective date of that investment option in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2013 or from the effective date of the subaccount through the end of the reporting period.

         ****Represents a fund containing less than 1,000 units and/or $1,000 in net assets.

        *****Investment Income Ratio for the Prudential Money Market Portfolio is less than 0.01%.

        CHARGES AND EXPENSES

        A.  MORTALITY RISK AND EXPENSE RISK CHARGES

        The mortality risk and expense risk charges are applied daily against the net assets of the separate account attributable to each of the contracts. Mortality risk is the risk that annuitants may live longer than estimated and expense risk is the risk that the cost of issuing and administering the contracts may exceed related charges by Pruco Life of New Jersey. The daily mortality risk and expense risk charges are assessed through the reduction in unit values.

        B.  ADMINISTRATION CHARGE

        The administration charge is applied daily against the net assets held in each subaccount. Administration charges include costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through the reduction in unit values.

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ------------------------------------------------------------------
   0.55%     Premier Retirement Advisor - No Optional Benefits
   0.85%     Premier Retirement Variable Annuity - No Optional Benefits
   0.95%     Premier Bb Series - No Optional Benefits
             Premier Retirement Advisor - With HAV
   1.10%     Prudential Defined Income - No Optional Benefits
   1.15%     Premier B Series - No Optional Benefits
             Premier Retirement Advisor - With HD GRO II OR GRO Plus II
   1.20%     Premier Bb Series with HAV
   1.30%     Premier Bb Series - with HD GRO
             Premier Retirement B - No Optional Benefits
   1.35%     Discovery Choice Basic - No Optional Benefits
             Premier Bb Series - with HAV
   1.40%     No Optional Benefits
               Discovery Select Variable Annuity
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Advisor
               Premier B Series with HAV

                                      A75

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ --------------------------------------------------------------------------------------------
   1.45%     Premier Bb with GMIB
             Premier Retirement B Share - No Optional Benefits
             Premier Retirement C - No Optional Benefits, after 9th anniversary ("Cliff" year)
             Premier Retirement L - No Optional Benefits, after 9th anniversary ("Cliff" year)
   1.50%     No Optional Benefits
               Strategic Partners Annuity One Enhanced - Bonus Version
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
               Premier L Series
               Premier B Series with HD GRO
   1.52%     Strategic Partners Select GMDB with Step Up and Roll Up
   1.55%     Premier X Series - No Optional Benefits
               Premier B Series with HAV
               Premier Bb Series with LT5 or HD5
               Premier Bb Series with HD GRO
               Premier Bb Series with HD GRO and HAV
               Premier Retirement Advisor - With HAV and HD GRO II OR HAV and GRO Plus II
   1.60%     No Optional Benefits
               Strategic Partners FlexElite
             GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
   1.65%     Discovery Choice Enhanced - No Optional Benefit
             GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Advisor with GMDB with Step Up and Roll Up
   1.70%     GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced - Bonus Version
               Strategic Partners Plus Enhanced - Bonus Version
             GMDB with-Greater of Roll Up and Step Up
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Plus Enhanced - Non Bonus Version
             GMDB with Step Up and Roll Up
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
               Premier Bb Series with SLT5 and GMIB and HAV
               Premier Retirement B - With HAV
               Premier Retirement L - No Optional Benefits
   1.75%     Premier B Series with LT5 or HD5 or HD GRO
             GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
               Premier B Series with HD GRO and HAV Premier L Series with HAV
               Premier Retirement C - No Optional Benefits
   1.80%     Strategic Partners FlexElite with GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Plus Enhanced - Bonus Version with GMDB with Step Up and Roll Up
               Strategic Partners Annuity One Enhanced - Bonus Version with GMDB with Greater of Roll Up and Step Up
               Premier X Series with HAV
               Premier Bb Series with LT5 or HD5 and HAV Premier Bb Series with HD GRO and HAV
   1.85%     Premier L Series with HD GRO
               Premier Retirement X - No Optional Benefits

                                      A76

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ------------------------------------------------------------------------------------------
   1.90%     Premier B Series with SLT5
               Premier L Series with HAV
               Strategic Partners FlexElite with GMDB with Greater of Roll Up and Step Up
               Premier X Series with HD GRO
               Premier Retirement B - With HD GRO II OR GRO Plus II
               Premier Retirement L - No Optional Benefits
               Prudential Defined Income - With Defined Income Benefit
   1.95%     Premier X Series with HAV
               Premier Bb Series with HD GRO and HAV
               Premier Retirement C Share- No Optional Benefits
   2.00%     With LT5 or HD5
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus Enhanced - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Advisor
               Premier B Series with LT5
               Premier B Series with HD5 and HAV
               Premier B Series with HD GRO and HAV
   2.10%     With LT5 or HD5
               Strategic Partners Annuity One Enhanced - Bonus Version
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
               Premier L Series
               Premier L Series with HD GRO
               Premier L Series with HD GRO and HAV
               Premier Retirement L - With HAV
   2.15%     With SLT5
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Premier B Series with HD GRO and HAV
               Premier X Series with LT5 or HD5
               Premier X Series with HD GRO
               Premier X Series with HD GRO and HAV
               Premier Retirement C - With HAV
   2.20%     With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Plus Enhanced - Non Bonus Version
   2.25%     With SLT5
               Premier L Series
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Advisor with LT5 or HD5 and GMDB with Step Up and Roll Up
               Premier Retirement X - With HAV
   2.30%     Premier X Series with SLT5
               Strategic Partners Plus Enhanced - Non Bonus Version with LT5 or HD5 and GMDB with Step
                Up and Roll Up
             With LT5 or HD5 and GMDB with Greater of Roll Up and Step Up
               Strategic Partners Annuity One Enhanced - Non Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced - Bonus Version
               Strategic Partners Plus Enhanced - Bonus Version
               Premier Retirement B - With HAV and HD GRO II OR HAV and GRO Plus II
               Premier Retirement L - With HD GRO II OR GRO Plus II

                                      A77

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ -------------------------------------------------------------------------
   2.35%     With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
               Premier L Series with LT5
               Premier L Series with HD5 and HAV Premier L Series with HD GRO and HAV
               Premier Retirement C - With HD GRO II OR GRO Plus II
   2.40%     With LT5 or HD5 and GMDB with Greater of Roll Up and Step Up
               Strategic Partners Annuity One Enhanced - Bonus Version
             With LT5 or HD5 and GMDB with Step Up and Roll Up
               Strategic Partners Plus Enhanced - Bonus Version
               Premier X Series with LT5
               Premier X Series with HD5 and HAV Premier X Series with HD GRO and HAV
   2.45%     Premier Retirement X - With HD GRO II OR GRO Plus II
   2.50%     Premier L Series with HD GRO and HAV
   2.55%     Premier X Series with HD GRO and HAV
   2.70%     Premier Retirement L - With HAV and HD GRO II OR HAV and GRO Plus II
   2.75%     Premier Retirement C - With HAV and HD GRO II OR HAV and GRO Plus II
   2.85%     Premier Retirement X - With HAV and HD GRO II OR HAV and GRO Plus II

        C.  WITHDRAWAL CHARGES

        A deferred sales charge may be assessed upon full or partial contract owner redemptions. The charge compensates Pruco Life of New Jersey for paying the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

        D.  OTHER RELATED CHARGES

        For Highest Daily Lifetime Seven, Highest Daily Lifetime Seven with Beneficiary Income Option, Highest Daily Lifetime Seven with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, the Optional Benefit Fee is a percentage of the Protected Withdrawal Value and is deducted pro rata from the Subaccounts on a quarterly basis.

        For Highest Daily Lifetime Income v2.1, Spousal Highest Daily Lifetime Income v2.1, Highest Daily Lifetime Income v2.1 with Highest Annual Death Benefit, Spousal Highest Daily Lifetime Income v2.1 with Highest Annual Death Benefit, Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Highest Annual Death Benefit, Spousal Highest Daily Lifetime Income 2.0 with Highest Annual Death Benefit, Highest Daily Lifetime Income, Highest Daily Lifetime Income with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, Highest Daily Lifetime Six Plus with Beneficiary Income Option, Highest Daily Lifetime Six Plus with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Six Plus, and Spousal Highest Daily Lifetime Six Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus, Highest Daily Lifetime Seven Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Seven Plus, and Spousal Highest Daily Lifetime Seven Plus with Beneficiary Income Option, the Optional Benefit Fee is assessed against the greater of the unadjusted account value or the Protected Withdrawal Value and is deducted pro rata from the subaccounts on a quarterly basis.

        An annual Maintenance Fee is charged if purchase payments or account value is less than a stated amount (varies by product).

                                      A78

NOTE 8: OTHER

        Contract owner net payments--represent contract owner contributions under the Variable Annuity Contracts reduced by applicable deductions, charges, and state premium taxes.

        Annuity payments--represent periodic payments distributed under the terms of the contract.

        Surrenders, withdrawals, and death benefits--are payments to contract owners and beneficiaries made under the terms of the Variable Annuity Contracts, and amounts that contract owners have requested to be withdrawn or paid to them.

        Net transfers between other subaccounts or Fixed Rate Option--are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the Guaranteed Interest Account and Market Value Adjustment.

        Other charges--are various contract level charges as described in contract charges and features section located above.

                                      A79

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Pruco Life of New Jersey Flexible Premium Variable Annuity Account and the Board of Directors of Pruco Life Insurance Company of New Jersey

       In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts listed in Note 1 of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account at December 31, 2013, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Pruco Life Insurance Company of New Jersey. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2013 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 11, 2014

                                      A80

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                           Financial Statements and
            Report of Independent Registered Public Accounting Firm

                          December 31, 2013 and 2012

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                         INDEX TO FINANCIAL STATEMENTS

                                                                          Page#
                                                                          -----
 Financial Statements
 --------------------
 Management's Annual Report on Internal Control Over Financial Reporting   B-2

 Financial Statements:

 Statements of Financial Position - December 31, 2013 and 2012             B-3

 Statements of Operations and Comprehensive Income (Loss)
 Years ended December 31, 2013, 2012 and 2011                              B-4

 Statements of Equity
 Years ended December 31, 2013, 2012 and 2011                              B-5

 Statements of Cash Flows
 Years ended December 31, 2013, 2012 and 2011                              B-6

 Notes to Financial Statements                                             B-8

 Report of Independent Registered Public Accounting Firm                  B-55

    Management's Annual Report on Internal Control Over Financial Reporting

Management of Pruco Life Insurance Company of New Jersey ("the Company") is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2013, of the Company's internal control over financial reporting, based on the framework established in Internal Control - Integrated Framework (1992) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). Based on our assessment under that framework, management concluded that the Company's internal control over financial reporting was effective as of December 31, 2013.

Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company's assets that could have a material effect on our financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

This Annual Report does not include an attestation report of the Company's registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management's report was not subject to attestation by the Company's registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management's report in this Annual Report.

March 10, 2014

                         Part I- Financial Information

Item 1. Financial Statements

                  Pruco Life Insurance Company of New Jersey

                       Statements of Financial Position
   As of December 31, 2013 and December 31, 2012 (in thousands, except share amounts)
--------------------------------------------------------------------------------

                                                                                                     December 31,   December 31,
                                                                                                        2013           2012
                                                                                                    -------------- --------------
ASSETS
Fixed maturities, available-for-sale, at fair value (amortized cost: 2013-$889,548; 2012-$976,665)  $      927,341 $    1,066,071
Equity securities, available-for-sale, at fair value (cost: 2013-$91; 2012-$1,303)                             116          1,381
Trading account assets, at fair value                                                                            0          1,390
Policy loans                                                                                               176,885        173,622
Short-term investments                                                                                       5,180          2,226
Commercial mortgage and other loans                                                                        292,532        221,728
Other long-term investments                                                                                 37,505         41,312
                                                                                                    -------------- --------------
    Total investments                                                                                    1,439,559      1,507,730
Cash and cash equivalents                                                                                   40,641         50,596
Deferred policy acquisition costs                                                                          439,315        327,832
Accrued investment income                                                                                   15,024         15,782
Reinsurance recoverables                                                                                   999,240        870,122
Receivables from parents and affiliates                                                                     34,479         29,221
Deferred sales inducements                                                                                  88,350         70,728
Income taxes                                                                                                     -         33,557
Other assets                                                                                                 8,264          9,131
Separate account assets                                                                                 10,235,426      8,373,780
                                                                                                    -------------- --------------
    TOTAL ASSETS                                                                                    $   13,300,298 $   11,288,479
                                                                                                    ============== ==============
LIABILITIES AND EQUITY
LIABILITIES
Policyholders' account balances                                                                     $    1,360,664 $    1,221,932
Future policy benefits and other policyholder liabilities                                                  772,537        825,869
Cash collateral for loaned securities                                                                        4,081          2,134
Securities sold under agreements to repurchase                                                                   -              -
Income taxes                                                                                                23,467              -
Short-term debt to affiliates                                                                               24,000         24,000
Long-term debt to affiliates                                                                                93,000         85,000
Payables to parent and affiliates                                                                            4,607          2,383
Other liabilities                                                                                          132,083         83,541
Separate account liabilities                                                                            10,235,426      8,373,780
                                                                                                    -------------- --------------
    TOTAL LIABILITIES                                                                                   12,649,865     10,618,639
                                                                                                    -------------- --------------
COMMITMENTS AND CONTINGENT LIABILITIES (See Note 12)

EQUITY
Common stock, ($5 par value; 400,000 shares, authorized, issued and outstanding)                             2,000          2,000
Additional paid-in capital                                                                                 211,147        211,049
Retained earnings                                                                                          420,185        409,342
Accumulated other comprehensive income                                                                      17,101         47,449
                                                                                                    -------------- --------------
    TOTAL EQUITY                                                                                           650,433        669,840
                                                                                                    -------------- --------------
    TOTAL LIABILITIES AND EQUITY                                                                    $   13,300,298 $   11,288,479
                                                                                                    ============== ==============

                       See Notes to Financial Statements

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

           Statements of Operations and Comprehensive Income (Loss)
          Years Ended December 31, 2013, 2012 and 2011 (in thousands)
--------------------------------------------------------------------------------

                                                                                  2013          2012          2011
                                                                             -------------- ------------ ---------------
REVENUES
Premiums                                                                     $       14,893 $     14,133 $        15,305
Policy charges and fee income                                                       156,811      146,460         113,472
Net investment income                                                                68,653       79,655          77,556
Asset administration fees                                                            33,752       29,462          21,630
Other income                                                                          3,410        4,418           3,253
Realized investment gains (losses), net:
 Other-than-temporary impairments on fixed maturity securities                            -      (3,852)         (7,483)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income                                              -        2,382           7,215
 Other realized investment gains (losses), net                                       22,581       11,947       (109,788)
                                                                             -------------- ------------ ---------------
        Total realized investment gains (losses), net                                22,581       10,477       (110,056)
                                                                             -------------- ------------ ---------------
 TOTAL REVENUES                                                                     300,100      284,605         121,160
                                                                             -------------- ------------ ---------------

BENEFITS AND EXPENSES
Policyholders' benefits                                                              22,893       35,689          27,226
Interest credited to policyholders' account balances                                 17,173       31,952          62,222
Amortization of deferred policy acquisition costs                                  (44,181)        7,145          90,046
General, administrative and other expenses                                           73,006       66,552          50,061
                                                                             -------------- ------------ ---------------
 TOTAL BENEFITS AND EXPENSES                                                         68,891      141,338         229,555
                                                                             -------------- ------------ ---------------

INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES                                   231,209      143,267       (108,395)
                                                                             -------------- ------------ ---------------

 Income Taxes:
   Current                                                                           33,370       64,255           (715)
   Deferred                                                                          31,996     (25,049)        (47,893)
                                                                             -------------- ------------ ---------------
Total income tax expense (benefit)                                                   65,366       39,206        (48,608)
                                                                             -------------- ------------ ---------------
NET INCOME (LOSS)                                                            $      165,843 $    104,061 $      (59,787)
                                                                             -------------- ------------ ---------------

Other comprehensive income (loss), before tax:
   Foreign currency translation adjustments                                              38           33            (32)
   Net unrealized investment gains (losses):
     Unrealized investment gains (losses) for the period                           (42,217)       12,645          21,317
     Reclassification adjustment for (gains) losses included in net
      income                                                                        (4,511)     (12,176)           6,397
                                                                             -------------- ------------ ---------------
   Net unrealized investment gains (losses)                                        (46,728)          469          27,714
                                                                             -------------- ------------ ---------------
Other comprehensive income (loss), before tax                                      (46,690)          502          27,682
   Less: Income tax expense (benefit) related to:
     Foreign currency translation adjustments                                            13           12            (11)
     Net unrealized investment gains (losses)                                      (16,355)          165           9,700
                                                                             -------------- ------------ ---------------
      Total                                                                        (16,342)          177           9,689
Other comprehensive income (loss), net of tax:                                     (30,348)          325          17,993
                                                                             -------------- ------------ ---------------
COMPREHENSIVE INCOME (LOSS)                                                  $      135,495 $    104,386 $      (41,794)
                                                                             ============== ============ ===============

                       See Notes to Financial Statements

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                             Statements of Equity
          Years Ended December 31, 2013, 2012 and 2011 (in thousands)
--------------------------------------------------------------------------------

                                                                                                Accumulated
                                                                                                   Other
                                                                   Additional                   Comprehensive
                                                        Common      Paid-in       Retained         Income
                                                        Stock       Capital      Earnings          (Loss)        Total Equity
                                                       --------   -----------   -----------    --------------   -------------

Balance, December 31, 2010                             $  2,000   $  169,742    $   365,068     $    29,131      $   565,941
Contributed Capital                                           -       38,000              -               -           38,000
Contributed/distributed capital- parent/child asset
 transfers                                                    -          186              -               -              186
Comprehensive income (loss):
  Net income (loss)                                           -            -        (59,787)              -          (59,787)
  Other comprehensive income (loss), net of tax               -            -              -          17,993           17,993
                                                                                                                -------------
Total comprehensive income (loss)                                                                                    (41,794)
                                                       --------   -----------   -----------    --------------   -------------

Balance, December 31, 2011                             $  2,000   $  207,928    $   305,281     $    47,124      $   562,333
Contributed capital                                           -            -              -               -                -
Contributed/distributed capital- parent/child asset
 transfers                                                    -        3,121              -               -            3,121
Comprehensive income (loss):
  Net income (loss)                                           -            -        104,061               -          104,061
  Other comprehensive income (loss), net of tax               -            -              -             325              325
                                                                                                                -------------
Total comprehensive income (loss)                                                                                    104,386
                                                       --------   -----------   -----------    --------------   -------------

Balance, December 31, 2012                             $  2,000   $  211,049    $   409,342     $    47,449      $   669,840
Dividend to parent                                            -            -       (155,000)              -         (155,000)
Contributed/distributed capital- parent/child asset
 transfers                                                    -           98              -               -               98
Comprehensive income (loss):
  Net income (loss)                                           -            -        165,843               -          165,843
  Other comprehensive income (loss), net of tax               -            -              -        (30,348)          (30,348)
                                                                                                                -------------
Total comprehensive income (loss)                                                                                    135,495
                                                       --------   -----------   -----------    --------------   -------------

Balance, December 31, 2013                             $  2,000   $  211,147    $   420,185     $    17,101      $   650,433
                                                       ========   ===========   ===========    ==============   =============

                       See Notes to Financial Statements

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                           Statements of Cash Flows
          Years Ended December 31, 2013, 2012 and 2011 (in thousands)
--------------------------------------------------------------------------------

                                                                            2013           2012           2011
                                                                       -------------- -------------- --------------
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net income (loss)                                                       $     165,843  $     104,061  $    (59,787)
Adjustments to reconcile net income to net cash provided by operating activities:
 Policy charges and fee income                                                  7,462       (12,488)       (25,622)
 Interest credited to policyholders' account balances                          17,173         31,952         62,222
 Realized investment (gains) losses, net                                     (22,581)       (10,477)        110,056
 Amortization and other non-cash items                                       (11,323)        (9,959)        (2,359)
 Change in:
   Future policy benefits and other insurance liabilities                     148,527        132,050         93,600
   Reinsurance recoverables                                                 (157,241)      (101,575)      (127,939)
   Accrued investment income                                                      757          (247)          (910)
   Receivables from parent and affiliates                                     (3,066)        (6,045)          2,213
   Payables to parent and affiliates                                            2,107            115        (3,569)
   Deferred policy acquisition costs                                         (98,081)       (83,684)           (25)
   Income taxes payable                                                        73,312       (12,047)       (73,506)
   Deferred sales inducements                                                 (1,793)       (19,219)       (22,392)
   Other, net                                                                   6,635        (2,598)       (13,260)
                                                                       -------------- -------------- --------------
Cash flows from (used in) operating activities                          $     127,731  $       9,839  $    (61,278)
                                                                       -------------- -------------- --------------
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
 Fixed maturities, available for sale                                   $     239,272  $     156,250  $     171,016
 Short-term investments                                                        20,680         13,568         21,230
 Policy loans                                                                  24,664         18,879         20,142
 Ceded policy loans                                                           (3,527)          (337)              -
 Commercial mortgage and other loans                                           25,683         39,474         27,533
 Other long-term investments                                                    2,110          2,115          1,373
 Equity securities, available for sale                                          6,650          2,660            474
 Trading Account Assets, at fair value                                          1,499              -              -
Payments for the purchase/origination of:
 Fixed maturities, available for sale                                       (148,365)      (143,093)      (293,216)
 Short-term investments                                                      (23,631)       (14,725)       (14,899)
 Policy loans                                                                (17,687)       (21,058)       (14,130)
 Ceded policy loans                                                             2,224          6,890              -
 Commercial mortgage and other loans                                         (96,841)       (66,362)       (75,298)
 Other long-term investments                                                  (8,997)       (12,164)        (7,533)
 Equity securities, available for sale                                        (5,253)        (2,508)        (1,347)
 Notes receivable from parent and affiliates, net                             (2,235)          (248)          1,334
 Other, net                                                                     (123)          (103)             24
                                                                       -------------- -------------- --------------
Cash flows from (used in) investing activities                          $      16,123  $    (20,762)  $   (163,297)
                                                                       -------------- -------------- --------------
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES:
 Policyholders' account deposits                                        $     230,627  $     215,909  $     159,318
 Ceded policyholders' account deposits                                      (124,909)       (79,417)              -
 Policyholders' account withdrawals                                         (130,982)      (123,185)       (83,438)
 Ceded policyholders' account withdrawals                                      10,785          1,436              -
 Net change in securities sold under agreement to repurchase and cash
   collateral for loaned securities                                             1,947       (18,094)         16,859
 Dividend to parent                                                         (155,000)              -              -
 Contributed capital                                                                -              -         38,000
 Contributed/Distributed capital- parent/child asset transfers                    150              -            186
 Net change in financing arrangements (maturities 90 days or less)           (13,000)       (13,000)         26,000
 Drafts outstanding                                                             5,573          (853)       (37,588)
 Net change in long-term borrowing                                             21,000         52,000         44,000
                                                                       -------------- -------------- --------------
Cash flows from (used in) financing activities                          $   (153,809)  $      34,796  $     163,337
                                                                       -------------- -------------- --------------

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS       (9,955)       23,873       (61,238)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR                50,596       26,723         87,961
                                                      ------------ ------------ --------------
CASH AND CASH EQUIVALENTS, END OF PERIOD               $    40,641  $    50,596  $      26,723
                                                      ============ ============ ==============
SUPPLEMENTAL CASH FLOW INFORMATION
  Income taxes paid, net of refunds                    $     7,265  $    97,799  $      25,000
  Interest paid                                        $     2,341  $     1,683  $          98

                       See Notes to Financial Statements

Significant Non Cash Transactions

Cash Flows from Investing Activities for the year ended December 31, 2012 Statement of Cash Flows excludes $202 million of decreases in fixed maturities, available for sale and commercial mortgages related to the coinsurance transaction between the Company and PAR U, an affiliate. See Note 13 to the Financial Statements for more information on related party transactions.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                         Notes to Financial Statements
--------------------------------------------------------------------------------

1.  BUSINESS AND BASIS OF PRESENTATION

Pruco Life Insurance Company of New Jersey, or the ("Company"), is a wholly owned subsidiary of the Pruco Life Insurance Company, or ("Pruco Life"), which in turn is a wholly owned subsidiary of The Prudential Insurance Company of America, ("Prudential Insurance"). Prudential Insurance is an indirect wholly owned subsidiary of Prudential Financial, Inc., or ("Prudential Financial"). The Company is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. It is licensed to sell life insurance and annuities, primarily through affiliated and unaffiliated distributors, in New Jersey and New York only.

Basis of Presentation

The Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs and related amortization; amortization of deferred sales inducements; valuation of investments including derivatives and the recognition of other-than-temporary impairments ("OTTI"); future policy benefits including guarantees; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters.

Reclassifications

Certain amounts in prior periods have been reclassified to conform to the current period presentation.

2.  SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS

Investments and Investment Related Liabilities

The Company's principal investments are fixed maturities; equity securities; commercial mortgage and other loans; policy loans; other long-term investments, including joint ventures (other than operating joint ventures), limited partnerships, and real estate; and short-term investments. Investments and investment-related liabilities also include securities repurchase and resale agreements and securities lending transactions. The accounting policies related to each are as follows:

Fixed maturities are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as "available-for-sale" are carried at fair value. See Note 10 for additional information regarding the determination of fair value. Fixed maturities that the Company has both the positive intent and ability to hold to maturity are carried at amortized cost and classified as "held-to-maturity." The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Interest income, as well as the related amortization of premium and accretion of discount is included in "Net investment income" under the effective yield method. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral, including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of other-than-temporary impairments recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the security are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For mortgage-backed and asset-backed securities rated below AA or those for which an other than temporary impairment has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Unrealized gains and losses on fixed maturities classified as "available-for-sale," net of tax, and the effect on deferred policy acquisition costs ("DAC"), deferred sales inducements ("DSI"), future policy benefits, and policyholder account balances that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income (loss)" ("AOCI").

Trading account assets, at fair value, represents equity securities held in support of a deferred compensation plan and other fixed maturity securities carried at fair value. Realized and unrealized gains and losses for these investments are reported in "Asset administration fees and other income." Interest and dividend income from these investments is reported in "Net investment income."

Equity securities, available-for-sale, at fair value, are comprised of common stock, and non-redeemable preferred stock, and are carried at fair value. The associated unrealized gains and losses, net of tax, and the effect on deferred policy acquisition costs, DSI, future policy benefits, and

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

policyholder account balances that would result from the realization of unrealized gains and losses, are included in AOCI. The cost of equity securities is written down to fair value when a decline in value is considered to be other-than-temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Dividends from these investments are recognized in "Net investment income" when earned.

Commercial mortgage and other loans consist of commercial mortgage loans, agricultural loans and uncollateralized loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances.

Interest income, as well as prepayment fees and the amortization of the related premiums or discounts, related to commercial mortgage and other loans, are included in "Net investment income."

Impaired loans include those loans for which it is probable that amounts due will not all be collected according to the contractual terms of the loan agreement. The Company defines "past due" as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans as well as loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company's assessment as to the collectability of the principal. See Note 3 for additional information about the Company's past due loans.

The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.

The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of three categories. Loans are placed on "early warning" status in cases where, based on the Company's analysis of the loan's collateral, the financial situation of the borrower or tenants or other market factors, it is believed a loss of principal or interest could occur. Loans are classified as "closely monitored" when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans "not in good standing" are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.

Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A smaller loan-to-value ratio indicates a greater excess of collateral value over the loan amount. The debt service coverage ratio compares a property's net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan's current debt payments. A larger debt service coverage ratio indicates a greater excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company's periodic review of the commercial mortgage loan and agricultural loan portfolio, which includes an internal appraisal of the underlying collateral value. The Company's periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company's commercial mortgage and agricultural loan portfolios.

The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans, the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan's effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolio segments considers the current credit composition of the portfolio based on an internal quality rating, (as described above). The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed each quarter and updated as appropriate.

The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. "Realized investment gains (losses), net" includes changes in the allowance for losses. "Realized investment gains (losses), net" also includes gains and losses on sales, certain restructurings, and foreclosures.

When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down to the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


In situations where a loan has been restructured in a troubled debt restructuring and the loan has subsequently defaulted, this factor is considered when evaluating the loan for a specific allowance for losses in accordance with the credit review process noted above.

See Note 3 for additional information about commercial mortgage and other loans that have been restructured in a troubled debt restructuring.

Policy loans are carried at unpaid principal balances. Interest income on policy loans is recognized in "Net investment income" at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

Securities repurchase and resale agreements and securities loaned transactions are used primarily to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities repurchase agreements or securities loaned transactions, the Company transfers U.S. and foreign debt and equity securities, or as well as U.S. government and government agency securities and receives cash as collateral. As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities. For securities repurchase agreements and securities loaned transactions used to earn spread income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities.

Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company's policy is to take possession or control of the securities either directly or through a third party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. Securities to be repurchased are the same, or substantially the same, as those sold. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as "Net investment income;" however, for transactions used for funding purposes, the associated borrowing cost is reported as interest expense (included in "General and administrative expenses").

Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions used to earn spread income are reported as "Net investment income;" however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in "General and administrative expenses").

Other long-term investments consist of the Company's investments in joint ventures and limited partnerships, other than operating joint ventures, as well as wholly-owned investment real estate and other investments. Joint venture and partnership interests are either accounted for using the equity method of accounting or under the cost method when the Company's partnership interest is so minor (generally less than 3%) that it exercises virtually no influence over operating and financial policies. The Company's income from investments in joint ventures and partnerships accounted for using the equity method or the cost method, other than the Company's investment in operating joint ventures, is included in "Net investment income." The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method or the cost method (including assessment for other-than-temporary impairment), the Company uses financial information provided by the investee, generally on a one to three month lag.

Short-term investments primarily consist of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value and include certain money market investments, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.

Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sale of fixed maturity securities, equity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net other-than-temporary impairments recognized in earnings. Realized investment gains and losses are also generated from prepayment premiums received on private fixed maturity securities, allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See "Derivative Financial Instruments" below for additional information regarding the accounting for derivatives.

The Company's available-for-sale securities with unrealized losses are reviewed quarterly to identify other-than-temporary impairments in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer. With regard to available-for-sale equity securities, the Company also considers the ability and intent to hold the investment for a period of time to allow for a recovery of value. When it is determined that a decline in value of an equity security is other-than-temporary, the carrying value of the equity security is reduced to its fair value, with a corresponding charge to earnings.

An other-than-temporary impairment is recognized in earnings for a debt security in an unrealized loss position when the Company either (a) has the intent to sell the debt security or (b) more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment an other-than-temporary impairment is recognized.

When an other-than-temporary impairment of a debt security has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the other-than-temporary impairment recognized in earnings is equal to the entire difference between the security's amortized cost basis and its fair value at the impairment measurement date. For other-than-temporary impairments of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in "Other comprehensive income (loss)" ("OCI"). Unrealized gains or losses on securities for which an other-than-temporary impairment has been recognized in earnings is tracked as a separate component of AOCI.

For debt securities, the split between the amount of an other-than-temporary impairment recognized in other comprehensive income and the net amount recognized in earnings is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security's position within the capital structure of the issuer.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.

Unrealized investment gains and losses are also considered in determining certain other balances, including deferred policy acquisition costs, DSI, certain future policy benefits, policyholder account balances and deferred tax assets or liabilities. These balances are adjusted, as applicable, for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. Each of these balances is discussed in greater detail below.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments and other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in "Trading account assets, at fair value." The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.

Deferred Policy Acquisition Costs

Costs that vary with and that are directly related to the successful acquisition of new and renewal insurance and annuity business are deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily include commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. See below under "Adoption of New Accounting Pronouncements" for a discussion of the authoritative guidance adopted effective January 1, 2012, regarding which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. In each reporting period, capitalized DAC is amortized to "Amortization of deferred policy acquisition costs," net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

Deferred policy acquisition costs related to interest sensitive and variable life products and fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts (at least 30 years) in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive the future equity return assumptions.

However, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized. In addition to the gross profit components previously mentioned, the impact of the embedded derivatives associated with certain

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

optional living benefit features of the Company's variable annuity contracts and related hedging activities are also included in actual gross profits used as the basis for calculating current period amortization and, in certain instances, in management's estimate of total gross profits used for setting the amortization rate, regardless of which affiliated legal entity this activity occurs. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial (an SEC registrant) and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 13. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. The effect of changes to total gross profits on unamortized DAC is reflected in "Amortization of deferred policy acquisition costs" in the period such total gross profits are revised. DAC related to non-participating traditional individual life insurance is amortized in proportion to gross premiums.

For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, except those that involve the addition of a non-integrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies.

Deferred sales inducements

The Company offered various types of sales inducements to contractholders related to fixed and variable deferred annuity contracts. The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. Sales inducements balances are subject to periodic recoverability testing. The Company records amortization of deferred sales inducements in "Interest credited to policyholders' account balances." Deferred sales inducements, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. See Note 7 for additional information regarding sales inducements.

Reinsurance recoverables

Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 13.

Separate Account Assets and Liabilities

Separate account assets are reported at fair value and represent segregated funds that are invested for certain contractholders and other customers. The assets consist primarily of equity securities, fixed maturities, real estate related investments, real estate mortgage loans and short term investments and derivative instruments. The assets of each account are legally segregated and are generally not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the contractholders, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities primarily represent the contractholders' account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See Note 7 to the Financial Statements for additional information regarding separate account arrangements with contractual guarantees. The investment income and realized investment gains or losses from separate accounts generally accrue to the contractholders and are not included in the Company's results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in "Policy charges and fee income." Asset administration fees charged to the accounts are included in "Asset administration fees."

Other Assets and Other Liabilities

Other assets consist primarily of premiums due, certain restricted assets, and receivables resulting from sales of securities that had not yet settled at the balance sheet date. Other liabilities consist primarily of accrued expenses, reinsurance payables, technical overdrafts, derivatives, and payables resulting from purchases of securities that had not yet been settled at the balance sheet date.

Future Policy Benefits

The Company's liability for future policy benefits is comprised of liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are discussed more fully in Note 7. These reserves represent reserves for the guaranteed minimum death and optional living benefit features on our variable annuity products and no lapse guarantees for our variable and universal life products. The optional living

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 10.

The Company's liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders related to contracts that have fixed and guaranteed terms, where the timing and amount of payment depends on policyholder mortality, and maintenance expenses less the present value of future net premiums. Expected mortality is generally based on Company experience, industry data and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Premium deficiency reserves do not include a provision for the risk of adverse deviation. Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 7 for additional information regarding future policy benefits.

Policyholders' Account Balances

The Company's liability for policyholders' account balances primarily represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the accumulated general account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the general account balance. These policyholders' account balances also include provision for benefits under non-life contingent payout annuities and certain unearned revenues.

Contingent Liabilities

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

Insurance Revenue and Expense Recognition

Premiums from individual life products, other than interest-sensitive and variable life contracts, are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is generally deferred and recognized into revenue in a constant relationship to insurance inforce. Benefits are recorded as an expense when they are incurred. Benefits and expenses for these products also include amortization of DAC. A liability for future policy benefits is recorded when premiums are recognized using the net premium method.

Revenues for variable deferred annuity contracts consist of charges against contractholder account values for mortality and expense risks, administration fees, surrender charges and an annual maintenance fee per contract. Revenues for mortality and expense risk charges and administration fees are recognized as assessed against the contractholder. Surrender charge revenue is recognized when the surrender charge is assessed against the contractholder at the time of surrender. Benefits and expenses for these products also include amortization of DAC and DSI. Benefit reserves for the variable investment options on annuity contracts represent the account value of the contracts and are included in "Separate account liabilities."

Revenues for variable immediate annuity and supplementary contracts with life contingencies consist of certain charges against contractholder account values including mortality and expense risks and administration fees. These charges and fees are recognized as revenue when assessed against the contractholder. Benefit reserves for variable immediate annuity contracts represent the account value of the contracts and are included in "Separate account liabilities."

Revenues for fixed immediate annuity and fixed supplementary contracts with and without life contingencies consist of net investment income. In addition, revenues for fixed immediate annuity contracts with life contingencies also consist of single premium payments recognized as annuity considerations when received. Benefit reserves for these contracts are based on applicable actuarial standards with assumed interest rates that vary by contract year. Reserves for contracts without life contingencies are included in "Policyholders' account balances" while reserves for contracts with life contingencies are included in "future policy benefits and other policyholder liabilities." Assumed interest rates ranged from 0.00% to 7.25% at December 31, 2013, and from 1.00% to 7.25% at December 31, 2012.

Revenues for variable life insurance contracts consist of charges against contractholder account values or separate accounts for expense charges, administration fees, cost of insurance charges, taxes and surrender charges. Certain contracts also include charges against premium to pay state premium taxes. All of these charges are recognized as revenue when assessed against the contractholder. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products also include amortization of DAC. Benefit reserves for variable life insurance contracts represent the account value of the contracts and are included in "Separate account liabilities."

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Certain individual annuity contracts provide the holder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount, and certain individual life contracts provide no lapse guarantees. These benefits are accounted for as insurance contracts and are discussed in further detail in Note 7. The Company also provides contracts with certain living benefits which are considered embedded derivatives. These contracts are discussed in further detail in Note 7.

Amounts received as payment for interest-sensitive or variable contracts are reported as deposits to "Policyholders' account balances" and "Separate account liabilities." Revenues from these contracts are reflected in "Policy charges and fee income" consisting primarily of fees assessed during the period against the policyholders' account balances for mortality and other benefit charges, policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investment of deposits in the Company's general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders' account balances and amortization of DAC and DSI.

Premiums, benefits and expenses are stated net of reinsurance ceded to other companies.

Asset Administration Fees

The Company receives asset administration fee income from contractholders' account balances invested in The Prudential Series Funds or, "PSF," which are a portfolio of mutual fund investments related to the Company's separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust Funds (see Note
13). In addition, the Company receives fees from contractholders' account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.

Derivative Financial Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter ("OTC") market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 11, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of the effective portion of cash flow hedges. Cash flows from derivatives are reported in the operating, investing, or financing activities sections in the Statements of Cash Flows based on the nature and purpose of the derivative.

Derivatives are recorded either as assets, within "Other trading account assets, at fair value" or "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.

The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge); or (2) a derivative that does not qualify for hedge accounting.

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in "Realized investment gains (losses), net."

The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.

When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the income statement line item associated with the hedged item.

If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." The component of AOCI related to discontinued cash flow hedges is reclassified to the income statement line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in "Realized investment gains (losses), net." Gains and losses that were in AOCI pursuant to the hedge of a forecasted transaction are recognized immediately in "Realized investment gains (losses), net."

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in "Realized investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments that contain derivative instruments that are "embedded" in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in "Realized investment gains (losses), net." For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to classify the entire instrument as a trading account asset and report it within "Trading account assets, at fair value."

The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these benefit features to an affiliate, Pruco Reinsurance Ltd. ("Pruco Re"). The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in "Future policy benefits and other policyholder liabilities" and "Reinsurance recoverables" or "Other liabilities," respectively. Changes in the fair value are determined using valuation models as described in Note 10, and are recorded in "Realized investment gains (losses), net."

The Company entered into a new coinsurance agreement with an affiliate, PAR U, effective July 1, 2012. The settlement of the initial coinsurance premium occurred subsequent to the effective date of the coinsurance agreement. As a result, the settlement was treated as if settled on the effective date and adjusted for the time elapsed between the effective date and the settlement date. This adjustment to the initial coinsurance premium was equal to the earned interest and changes in market values from the effective date through the settlement date related to fixed maturity and commercial mortgage securities from an asset portfolio within the Company. The settlement feature of this agreement was accounted for as a derivative (See Note 13 for additional information about this agreement).

Short-Term and Long-Term Debt

Liabilities for short-term and long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items the Company intends to refinance on a long-term basis in the near term. See Note 13 for additional information regarding short-term and long-term debt.

Income Taxes

The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.

Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company's tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company's income statement. Deferred tax liabilities generally represent tax expense recognized in the Company's financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company's tax return but have not yet been recognized in the Company's financial statements.

The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company's deferred tax assets and establish a valuation allowance if necessary to reduce the Company's deferred tax assets to an amount that is more likely than not to be realized. Considerable judgment is

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company may consider many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized.

U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process, the first step being recognition. The Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.

The Company's liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service ("IRS") or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards ("tax attributes"), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense.

See Note 9 for additional information regarding income taxes.

Adoption of New Accounting Pronouncements

In December 2013, the Financial Accounting Standards Board ("FASB") issued updated guidance establishing a single definition of a public entity for use in financial accounting and reporting guidance. This new guidance is effective for all current and future reporting periods and did not have a significant effect on the Company's financial position, results of operations, or financial statement disclosures.

In July 2013, the FASB issued new guidance regarding derivatives. The guidance permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting, in addition to the United States Treasury rate and London Inter-Bank Offered Rate ("LIBOR"). The guidance also removes the restriction on using different benchmark rates for similar hedges. The guidance is effective for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013 and should be applied prospectively. Adoption of the guidance did not have a significant effect on the Company's financial position, results of operations, and financial statement disclosures.

In February 2013, the FASB issued updated guidance regarding the presentation of comprehensive income. Under the guidance, an entity is required to separately present information about significant items reclassified out of accumulated other comprehensive income by component as well as changes in accumulated other comprehensive income balances by component in either the financial statements or the notes to the financial statements. The guidance does not change the items that are reported in other comprehensive income, does not change when an item of other comprehensive income must be reclassified to net income, and does not amend any existing requirements for reporting net income or other comprehensive income. The guidance is effective for the first interim or annual reporting period beginning after December 15, 2012 and should be applied prospectively. The disclosures required by this guidance are included in Note 3.

In December 2011 and January 2013, the FASB issued updated guidance regarding the disclosure of recognized derivative instruments (including bifurcated embedded derivatives), repurchase agreements and securities borrowing/lending transactions that are offset in the statement of financial position or are subject to an enforceable master netting arrangement or similar agreement (irrespective of whether they are offset in the statement of financial position). This new guidance requires an entity to disclose information on both a gross and net basis about instruments and transactions within the scope of this guidance. This new guidance is effective for interim or annual reporting periods beginning on or after January 1, 2013, and should be applied retrospectively for all comparative periods presented. The disclosures required by this guidance are included in Note 11.

Effective January 1, 2012, the Company adopted retrospectively new authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts by applying a model similar to the accounting for loan origination costs. An entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits, and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. Prior period financial information presented in these financial statements has been adjusted to reflect the retrospective adoption of the amended guidance. The impact of the retrospective adoption of this guidance on previously reported December 31, 2011 and December 31, 2010 balances was a reduction in "Deferred policy acquisition costs" of $91 million and $95 million, an increase in "Policyholders' Account Balances" of

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

less than $1 million for both periods, and a reduction in "Total equity" of $59 million and $62 million, respectively. The impact of the retrospective adoption of this guidance on previously reported income from continuing operations before income taxes for the years ended December 31, 2011, 2010 and 2009 was an increase of $1 million and decreases of $11 million and $6 million, respectively. The lower level of costs now qualifying for deferral will be only partially offset by a lower level of amortization of "Deferred policy acquisition costs," and, as such, will initially result in lower earnings in future periods primarily reflecting lower deferrals of wholesaler costs. While the adoption of this amended guidance changes the timing of when certain costs are reflected in the Company's results of operations, it has no effect on the total acquisition costs to be recognized over time and has no impact on the Company's cash flows.

In June 2011, the FASB issued updated guidance regarding the presentation of comprehensive income. The updated guidance eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. Under the updated guidance, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The updated guidance does not change the items that are reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Company opted to present the total of comprehensive income, the components of net income, and the components of other comprehensive income in two separate but consecutive statements. The Financial Statements included herein reflect the adoption of this updated guidance.

In May 2011, the FASB issued updated guidance regarding the fair value measurements and disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. This new guidance is effective for the first interim or annual reporting period beginning after December 15, 2011, and should be applied prospectively. The expanded disclosures required by this guidance are included in Note 10. Adoption of this guidance did not have a significant effect on the Company's financial position or results of operations.

In April 2011, the FASB issued updated guidance regarding the assessment of effective control for repurchase agreements. This new guidance is effective for the first interim or annual reporting period beginning on or after December 15, 2011, and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The Company's adoption of this guidance did not have a significant effect on the Company's financial position, results of operations, and financial statement disclosures.

In April 2011, the FASB issued updated guidance clarifying which restructurings constitute troubled debt restructurings. It is intended to assist creditors in their evaluation of whether conditions exist that constitute a troubled debt restructuring. This new guidance is effective for the first interim or annual reporting period beginning on or after June 15, 2011, and should be applied retrospectively to the beginning of the annual reporting period of adoption. The Company's adoption of this guidance in the third quarter of 2011 did not have a significant effect on the Company's financial position, results of operations, or financial statement disclosures.

Future Adoption of New Accounting Pronouncements

In July 2013, the FASB issued updated guidance regarding the presentation of unrecognized tax benefits when net operating loss carryforwards, similar tax losses, or tax credit carryforwards exist. This new guidance is effective for interim or annual reporting periods that begin after December 15, 2013, and should be applied prospectively, with early application permitted. This guidance is not expected to have a significant effect on the Company's financial position, results of operations, and financial statement disclosures.

In January 2014, the FASB issued updated guidance for troubled debt restructurings clarifying when an in substance repossession or foreclosure occurs, and when a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan. The new guidance is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2014. This guidance can be elected for prospective adoption or by using a modified retrospective transition method. This guidance is not expected to have a significant effect on the Company's financial position, results of operations, or financial statement disclosures.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


3.  INVESTMENTS

Fixed Maturities and Equity Securities

The following tables provide information relating to fixed maturities and equity securities (excluding investments classified as trading) as of the dates indicated:

                                                                                     December 31, 2013
                                                             ----------------------------------------------------------------
                                                                                                                  Other-than-
                                                                             Gross         Gross                   temporary
                                                              Amortized    Unrealized    Unrealized     Fair      Impairments
                                                                Cost         Gains         Losses       Value     in AOCI (3)
                                                             ------------ ------------- ------------ ------------ -----------
                                                                                      (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S. government
 authorities and agencies                                    $     24,842 $       2,939 $          - $     27,781 $         -
Obligations of U.S. states and their political subdivisions         4,781            53          153        4,681           -
Foreign government bonds                                           11,457           901            -       12,358           -
Public utilities                                                  105,717         3,898        2,371      107,244           -
All other corporate securities                                    600,938        34,010        7,582      627,366         (45)
Asset-backed securities (1)                                        51,651           611        1,084       51,178        (102)
Commercial mortgage-backed securities                              63,090         3,763           14       66,839           -
Residential mortgage-backed securities (2)                         27,072         2,827            5       29,894        (281)
                                                             ------------ ------------- ------------ ------------ -----------
 Total fixed maturities, available-for-sale                  $    889,548 $      49,002 $     11,209 $    927,341 $      (428)
                                                             ============ ============= ============ ============ ===========

Equity securities, available-for-sale
Common Stocks:
 Industrial, miscellaneous & other                           $          - $           - $          - $          -
 Mutual funds                                                          38             -            1           37
Non-redeemable preferred stocks                                        53            26            -           79
                                                             ------------ ------------- ------------ ------------
 Total equity securities, available-for-sale                 $         91 $          26 $          1 $        116
                                                             ============ ============= ============ ============

(1)Includes credit-tranched securities collateralized by sub-prime mortgages, credit cards, education loans, and other asset types.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
(3)Represents the amount of other-than-temporary impairment losses in AOCI, which were not included in earnings. Amount excludes $0.7 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

                                                                                      December 31, 2012
                                                              ------------------------------------------------------------------
                                                                                                                    Other-than-
                                                                              Gross        Gross                     temporary
                                                               Amortized    Unrealized   Unrealized      Fair       Impairments
                                                                 Cost         Gains        Losses        Value      in AOCI (3)
                                                              ------------ ------------- ----------- ------------- ------------
                                                                                        (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S. government
 authorities and agencies                                     $     25,681 $       5,627 $         - $      31,308 $          -
Obligations of U.S. states and their political subdivisions          2,787           162           -         2,949            -
Foreign government bonds                                            11,523         1,627           -        13,150            -
Public utilities                                                    96,733         9,761           -       106,494            -
All other corporate securities                                     646,447        58,447         362       704,532          (45)
Asset-backed securities (1)                                         61,578         1,944          95        63,427       (2,278)
Commercial mortgage-backed securities                               70,799         7,433           9        78,223            -
Residential mortgage-backed securities (2)                          61,117         4,871           -        65,988         (331)
                                                              ------------ ------------- ----------- ------------- ------------
 Total fixed maturities, available-for-sale                   $    976,665 $      89,872 $       466 $   1,066,071 $    (2,654)
                                                              ============ ============= =========== ============= ============
Equity securities, available-for-sale
Common Stocks (4):
 Industrial, miscellaneous & other                            $        183 $          67 $         - $         250
 Mutual funds                                                           67             2           5            64
Non-redeemable preferred stocks                                      1,053            14           -         1,067
                                                              ------------ ------------- ----------- -------------
   Total equity securities available-for-sale                 $      1,303 $          83 $         5 $       1,381
                                                              ============ ============= =========== =============

(1)Includes credit-tranched securities collateralized by sub-prime mortgages, credit cards, education loans, and other asset types.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
(3)Represents the amount of other-than-temporary impairment losses in AOCI, which were not included in earnings. Amount excludes $3.0 million of net unrealized gains or losses on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.
(4)Prior period has been reclassified to conform to the current period presentation.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


The amortized cost and fair value of fixed maturities by contractual maturities at December 31, 2013, are as follows:

                                                                            Available-for-Sale
                                                                       -----------------------------
                                                                         Amortized        Fair
                                                                           Cost           Value
                                                                       -------------- --------------
                                                                              (in thousands)
Due in one year or less                                                $       34,061 $       34,916
Due after one year through five years                                         245,432        264,010
Due after five years through ten years                                        212,412        226,263
Due after ten years                                                           255,830        254,241
Asset-backed securities                                                        51,651         51,178
Commercial mortgage-backed securities                                          63,090         66,839
Residential mortgage-backed securities                                         27,072         29,894
                                                                       -------------- --------------
 Total                                                                 $      889,548 $      927,341
                                                                       ============== ==============

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed, and residential mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date.

The following table depicts the sources of fixed maturity proceeds and related investment gains (losses), as well as losses on impairments of both fixed maturities and equity securities:

                                                                           2013        2012        2011
                                                                       ------------ ----------- -----------
                                                                                  (in thousands)
Fixed maturities, available-for-sale
 Proceeds from sales                                                   $    108,332 $    11,599 $    36,118
 Proceeds from maturities/repayments                                        131,032     144,385     135,127
 Gross investment gains from sales, prepayments, and maturities               5,704      13,712       2,614
 Gross investment losses from sales and maturities                          (1,379)         (1)        (88)
Equity securities, available-for-sale
 Proceeds from sales                                                   $      6,650 $     2,660 $         2
 Proceeds from maturities/repayments                                              -           -         472
 Gross investment gains from sales                                              587         146         368
 Gross investment losses from sales                                           (395)           -           -
Fixed maturity and equity security impairments
 Net writedowns for other-than-temporary impairment losses on fixed
   maturities recognized in earnings (1)                               $          - $   (1,469) $     (268)
 Writedowns for impairments on equity securities                                (6)       (211)       (326)

(1)Excludes the portion of other-than-temporary impairments recorded in "Other comprehensive income (loss)," representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of the impairment.

As discussed in Note 2, a portion of certain other-than-temporary impairment ("OTTI") losses on fixed maturity securities are recognized in "Other comprehensive income (loss)" ("OCI"). For these securities, the net amount recognized in earnings ("credit loss impairments") represents the difference between the amortized cost of the security and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment. Any remaining difference between the fair value and amortized cost is recognized in OCI. The following table sets forth the amount of pre-tax credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts.

Credit losses recognized in earnings on fixed maturity securities held by the Company for which a portion of the OTTI loss was recognized in OCI

                                                                        Year Ended   Year Ended
                                                                       December 31, December 31,
                                                                           2013         2012
                                                                       ------------ ------------
                                                                            (in thousands)
Balance, beginning of period                                           $      2,411 $      3,438
Credit loss impairments previously recognized on securities which
 matured, paid down, prepaid or were sold during the period                 (1,674)      (1,039)
Additional credit loss impairments recognized in the current period
 on securities previously impaired                                                -           70
Increases due to the passage of time on previously recorded credit
 losses                                                                          48          165
Accretion of credit loss impairments previously recognized due to an
 increase in cash flows expected to be collected                               (69)        (223)
                                                                       ------------ ------------
Balance, end of period                                                 $        716 $      2,411
                                                                       ============ ============

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Trading Account Assets

The following table sets forth the composition of "Trading account assets" as of the dates indicated:

                              December 31, 2013        December 31, 2012
                           ----------------------- -------------------------
                            Amortized     Fair      Amortized      Fair
                              Cost        Value       Cost         Value
                           ----------- ----------- ----------- -------------
   Trading account assets                   (in thousands)
   Equity securities (1)   $         - $         - $     1,695 $       1,390
                           =========== =========== =========== =============

(1)Included in equity securities are perpetual preferred stock securities that have characteristics of both debt and equity securities.

The net change in unrealized gains (losses) from trading account assets still held at period end, recorded within "Other income" was $0.3 million, ($0.2) million and ($0.1) million during the years ended December 31, 2013, 2012 and 2011, respectively.

Commercial Mortgage and Other Loans

The Company's commercial mortgage and other loans are comprised as follows, as of the dates indicated:

                                                                               December 31, 2013
                                                                          --------------------------
                                                                              Amount
                                                                          (in thousands)  % of Total
                                                                          -------------- -----------
Commercial mortgage and other loans by property type:
Apartments/Multi-Family                                                   $      81,484         28.5%
Retail                                                                           65,353         22.9
Industrial                                                                       40,281         14.1
Office                                                                           30,635         10.7
Other                                                                            25,277          8.8
Hospitality                                                                      24,186          8.5
                                                                          -------------  -----------
  Total commercial mortgage loans                                               267,216         93.5
Agricultural property loans                                                      18,691          6.5
                                                                          -------------  -----------
  Total commercial and agricultural mortgage loans by property type             285,907        100.0%
                                                                                         ===========
Valuation allowance                                                             (1,785)
                                                                          -------------
  Total net commercial and agricultural mortgage loans by property type         284,122
                                                                          -------------

Other Loans
Uncollateralized loans                                                            8,410
                                                                          -------------
  Total other loans                                                               8,410
                                                                          -------------
  Total commercial mortgage and other loans                               $     292,532
                                                                          =============

                                                                                December 31, 2012
                                                                          ----------------------------
                                                                              Amount
                                                                          (in thousands)   % of Total
                                                                          -------------- -------------
Commercial mortgage and other loans by property type:
Apartments/Multi-Family                                                   $      60,663           27.2%
Retail                                                                           64,591           29.0
Industrial                                                                       36,691           16.5
Office                                                                           18,534            8.3
Other                                                                            12,211            5.5
Hospitality                                                                       9,742            4.4
                                                                          -------------  -------------
  Total commercial mortgage loans                                               202,432           90.9
Agricultural property loans                                                      20,458            9.1
                                                                          -------------  -------------
  Total commercial and agricultural mortgage loans by property type             222,890          100.0%
                                                                                         =============
Valuation allowance                                                             (1,162)
                                                                          -------------
  Total net commercial and agricultural mortgage loans by property type         221,728
                                                                          -------------

Other Loans
Uncollateralized loans                                                                -
                                                                          -------------
  Total other loans                                                                   -
                                                                          -------------
  Total commercial mortgage and other loans                               $     221,728
                                                                          =============

The commercial mortgage and agricultural property loans are geographically dispersed throughout the United States and other countries with the largest concentrations in Illinois (15%), Texas (14%), and Florida (11%) at December 31, 2013.

Activity in the allowance for losses for all commercial mortgage and other loans, as of the dates indicated, is as follows:

                                                December 31, 2013 December 31, 2012 December 31, 2011
                                                ----------------- ----------------- -----------------
                                                                   (in thousands)
Allowance for losses, beginning of year           $      1,162      $      1,410      $      1,409
Addition to / (release of) allowance of losses             623             (248)                 1
                                                  ------------      ------------      ------------
Allowance for losses, end of year (1)             $      1,785      $      1,162      $      1,410
                                                  ============      ============      ============

(1)Agricultural loans represent less than $0.1 million of the ending allowance at December 31, 2013, 2012 and 2011, respectively.

The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans as of the dates indicated:

                                                           December 31, 2013 December 31, 2012
                                                           ----------------- -----------------
                                                                     (in thousands)
Allowance for Credit Losses:
Ending balance: individually evaluated for impairment (1)   $            -    $            -
Ending balance: collectively evaluated for impairment (2)            1,785             1,162
                                                            --------------    --------------
Total ending balance                                        $        1,785    $        1,162
                                                            ==============    ==============

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

                                                                             December 31, 2013 December 31, 2012
                                                                             ----------------- -----------------
                                                                                       (in thousands)
Recorded Investment: (3)
Ending balance gross of reserves: individually evaluated for impairment (1)   $            -    $            -
Ending balance gross of reserves: collectively evaluated for impairment (2)          294,317           222,890
                                                                              --------------    --------------
Total ending balance, gross of reserves                                       $      294,317    $      222,890
                                                                              ==============    ==============

(1)There were no loans individually evaluated for impairments at December 31, 2013 and 2012.
(2)Agricultural loans collectively evaluated for impairment had a recorded investment of $18.7 million and $20.0 million at December 31, 2013 and 2012, respectively, and no related allowance for both periods. Uncollateralized loans collectively evaluated for impairment had a recorded investment of $8.4 million and $0 million at December 31, 2013 and 2012, respectively, and no related allowance for both periods.
(3)Recorded investment reflects the balance sheet carrying value gross of related allowance.

Impaired loans include those loans for which it is probable that all amounts due will not be collected according to the contractual terms of the loan agreement. There were no impaired commercial mortgage and other loans identified in management's specific review of probable loan losses and related allowance at December 31, 2013 and 2012. There were no recorded investments in impaired loans with an allowance recorded, before the allowances for losses at both December 31, 2013 and 2012.

There was no net investment income recognized on these loans for both the years ended December 31, 2013 and 2012. See Note 2 for information regarding the Company's accounting policies for non-performing loans.

Impaired commercial mortgage and other loans with no allowance for losses are loans in which the fair value of the collateral or the net present value of the loans' expected future cash flows equals or exceeds the recorded investment. The company had no such loans at December 31, 2013 and 2012. See Note 2 for information regarding the Company's accounting policies for non-performing loans.

As described in Note 2, loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage and other loans. As of December 31, 2013 and 2012, 99% of the $286 million recorded investment and 98% of the $223 million recorded investment, respectively, had a loan-to-value ratio of less than 80%. As of both December 31, 2013 and 2012, 98% of the recorded investment had a debt service coverage ratio of 1.0X or greater. As of December 31, 2013, approximately 2% or $7 million of the recorded investment had a loan-to-value ratio greater than 100% or debt service coverage ratio less than 1.0X, reflecting loans where the mortgage amount exceeds the collateral value or where current debt payments are greater than income from property operations; none of which related to agricultural or uncollateralized loans. As of December 31, 2012, approximately 2% or $4 million of the recorded investment had a loan-to-value ratio greater than 100% or debt service coverage ratio less than 1.0X; none of which related to agricultural or uncollateralized loans.

As of December 31, 2013 and 2012, all commercial mortgage and other loans were in current status. The Company defines current in its aging of past due commercial mortgage and agricultural loans as less than 30 days past due.

There were no commercial mortgage and other loans in nonaccrual status as of December 31, 2013 and 2012. Nonaccrual loans are those on which the accrual of interest has been suspended after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability and loans for which a loan specific reserve has been established. See Note 2 for further discussion regarding nonaccrual status loans.

For the years ended December 31, 2013 and 2012, there were no commercial mortgage and other loans sold or acquired.

The Company's commercial mortgage and other loans may occasionally be involved in a troubled debt restructuring. As of both December 31, 2013 and 2012, the Company had no significant commitments to fund to borrowers that have been involved in troubled debt restructuring. For the years ended December 31, 2013 and 2012, there were no adjusted pre-modification outstanding recorded investments or post-modification outstanding recorded investments. No payment defaults on commercial mortgage and other loans were modified as a troubled debt restructuring within the 12 months preceding the respective period. See
Note 2 for additional information related to the accounting for troubled debt restructurings.

Other Long-Term Investments

The following table sets forth the composition of "Other long-term investments" at December 31 for the years indicated:

                                                    2013          2012
                                                ------------- -------------
                                                      (in thousands)
     Company's investment in Separate accounts  $       1,619 $       1,765
     Joint ventures and limited partnerships           35,886        27,309
     Derivatives                                            -        12,238
                                                ------------- -------------
     Total other long-term investments          $      37,505 $      41,312
                                                ============= =============

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Net Investment Income

Net investment income for the years ended December 31, was from the following sources:

                                                 2013         2012         2011
                                             -----------  -----------  -----------
                                                         (in thousands)
Fixed maturities, available-for-sale         $    46,071  $    56,024  $    57,285
Equity securities, available-for-sale                  -           11           12
Trading account assets                                11           15           11
Commercial mortgage and other loans               13,831       13,503       12,187
Policy loans                                       9,901        9,626        9,503
Short-term investments and cash equivalents           63           80           85
Other long-term investments                        2,105        4,012        1,718
                                             -----------  -----------  -----------
Gross investment income                           71,982       83,271       80,801
Less: investment expenses                         (3,329)      (3,616)      (3,245)
                                             -----------  -----------  -----------
  Net investment income                      $    68,653  $    79,655  $    77,556
                                             ===========  ===========  ===========

There were no non-income producing assets included in fixed maturities as of December 31, 2013. Non-income producing assets represent investments that have not produced income for the preceding twelve months.

Realized Investment Gains (Losses), Net

Realized investment gains (losses), net, for the years ended December 31, were from the following sources:

                                                  2013            2012             2011
                                             --------------  --------------  ----------------
                                                              (in thousands)
Fixed maturities                              $       4,325   $      12,242   $         2,257
Equity securities                                       186             (66)               42
Commercial mortgage and other loans                    (623)          3,926                (1)
Short-term investments and cash equivalents               2               -                 -
Joint ventures and limited partnerships                 (13)              -               (44)
Derivatives                                          18,704          (5,625)         (112,310)
                                             --------------  --------------  ----------------
  Realized investment gains (losses), net     $      22,581   $      10,477   $      (110,056)
                                             ==============  ==============  ================

Accumulated Other Comprehensive Income (Loss)

The balance of and changes in each component of "Accumulated other comprehensive income (loss)" for the years ended December 31, are as follows:

                                                                  Accumulated Other Comprehensive Income (Loss)
                                                               ---------------------------------------------------
                                                                                                  Total Accumulated
                                                               Foreign Currency  Net Unrealized         Other
                                                                 Translation    Investment Gains    Comprehensive
                                                                  Adjustment      (Losses) (1)      Income (Loss)
                                                               ---------------- ----------------  -----------------
                                                                                  (in thousands)
Balance, December 31, 2010                                     $            43  $         29,087  $         29,130
Change in component during period (2)                                      (21)           18,014            17,993
                                                               ---------------  ----------------  ----------------
Balance, December 31, 2011                                     $            22  $         47,101  $         47,123
Change in component during period (2)                                       21               305               326
                                                               ---------------  ----------------  ----------------
Balance, December 31, 2012                                     $            43  $         47,406  $         47,449
Change in other comprehensive income before reclassifications               38           (42,217)          (42,179)
Amounts reclassified from AOCI                                               -            (4,511)           (4,511)
Income tax benefit (expense)                                               (13)           16,355            16,342
                                                               ---------------  ----------------  ----------------
Balance, December 31, 2013                                     $            68  $         17,033  $         17,101
                                                               ===============  ================  ================

(1)Includes cash flow hedges of ($3.1) million, ($1.3) million and ($1.0) million as of December 31, 2013, 2012 and 2011, respectively.
(2)Net of taxes.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Reclassifications out of Accumulated Other Comprehensive Income (Loss)

                                                                            Year Ended        Year Ended        Year Ended
                                                                         December 31, 2013 December 31, 2012 December 31, 2011
                                                                         ----------------- ----------------- -----------------
                                                                                            (in thousands)
Amounts reclassified from AOCI (1)(2):
Net unrealized investment gains (losses):
 Cash flow hedges - Currency/Interest rate (3)                             $       (237)    $          (31)    $      7,622
                                                                           ------------     --------------     ------------
 Net unrealized investment gains (losses) on available-for-sale
   securities (4)                                                                 4,748            (12,145)          (1,225)
                                                                           ------------     --------------     ------------
   Total net unrealized investment gains (losses)                                 4,511            (12,176)           6,397
                                                                           ------------     --------------     ------------
    Total reclassifications for the period                                 $      4,511     $      (12,176)    $      6,397
                                                                           ============     ==============     ============

(1)All amounts are shown before tax.
(2)Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.
(3)See Note 11 for additional information on cash flow hedges.
(4)See table below for additional information on unrealized investment gains (losses), including the impact on deferred policy acquisition and other costs, future policy benefits and policyholders' account balances.

Net Unrealized Investment Gains (Losses)

Net unrealized investment gains and losses on securities classified as "available-for-sale" and certain other long-term investments and other assets are included in the Company's Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from "Other comprehensive income (loss)" those items that are included as part of "Net income" for a period that had been part of "Other comprehensive income (loss)" in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows:

Net Unrealized Investment Gains and Losses on Fixed Maturity Securities on which an OTTI loss has been recognized

                                                                                                                 Accumulated
                                                                                                                    Other
                                                                                                                Comprehensive
                                                                Deferred      Future Policy                     Income (Loss)
                                                                 Policy       Benefits and       Deferred       Related To Net
                                            Net Unrealized     Acquisition    Policy Holder     Income Tax        Unrealized
                                            Gains (Losses)      Costs and        Account        (Liability)       Investment
                                            on Investments     Other Costs     Balances(2)        Benefit       Gains (Losses)
                                           ---------------    ------------    -------------    -------------    --------------
                                                                              (in thousands)
Balance, December 31, 2010                  $       (4,309)    $     1,848     $       (784)    $      1,136     $      (2,109)
Net investment gains (losses) on
 investments arising during the period                 843               -                -             (295)              548
Reclassification adjustment for (gains)
 losses included in net income                       2,049               -                -             (717)            1,332
Reclassification adjustment for OTTI
 losses excluded from net income(1)                      -               -                -                -                 -
Impact of net unrealized investment
 (gains) losses on deferred policy
 acquisition costs                                       -          (1,109)               -              388              (721)
Impact of net unrealized investment
 (gains) losses on future policy
 benefits and policyholders' account
 balances                                                -               -              642             (225)              417
                                           ---------------    ------------    -------------    -------------    --------------
Balance, December 31, 2011                  $       (1,417)    $       739     $       (142)    $        287     $        (533)
                                           ---------------    ------------    -------------    -------------    --------------
Net investment gains (losses) on
 investments arising during the period                 873               -                -             (306)              567
Reclassification adjustment for (gains)
 losses included in net income                         880               -                -             (308)              572
Reclassification adjustment for OTTI
 losses excluded from net income(1)                   (106)              -                -               37               (69)
Impact of net unrealized investment
 (gains) losses on deferred policy
 acquisition costs                                       -            (644)               -              225              (419)
Impact of net unrealized investment
 (gains) losses on future policy
 benefits and policyholders' account
 balances                                                -               -              306             (107)              199
                                           ---------------    ------------    -------------    -------------    --------------
Balance, December 31, 2012                  $          230     $        95     $        164     $       (172)    $         317
                                           ---------------    ------------    -------------    -------------    --------------
Net investment gains (losses) on
 investments arising during the period                 126               -                -              (44)               82
Reclassification adjustment for (gains)
 losses included in net income                        (132)              -                -               46               (86)
Reclassification adjustment for OTTI
 losses excluded from net income(1)                      -               -                -                -                 -

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

                                                                                                             Accumulated
                                                                                                                Other
                                                                                                            Comprehensive
                                                                              Future Policy                 Income (Loss)
                                                            Deferred Policy   Benefits and     Deferred     Related To Net
                                           Net Unrealized     Acquisition     Policy Holder   Income Tax      Unrealized
                                           Gains (Losses)      Costs and         Account      (Liability)     Investment
                                           on Investments     Other Costs      Balances(2)      Benefit     Gains (Losses)
                                           --------------   ---------------   -------------   -----------   --------------
                                                                           (in thousands)
Impact of net unrealized investment
 (gains) losses on deferred policy
 acquisition costs                           $        -       $      (723)     $         -     $      253     $      (470)
Impact of net unrealized investment
 (gains) losses on future policy
 benefits and policyholders' account
 balances                                             -                 -              (12)             4              (8)
                                            -----------      ------------     ------------    -----------    ------------
Balance, December 31, 2013                   $      224       $      (628)     $       152     $       87     $      (165)
                                            ===========      ============     ============    ===========    ============

(1)Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.
(2)Balances are net of reinsurance.

All Other Net Unrealized Investment Gains and Losses in AOCI

                                                                                                                Accumulated
                                                                                                                   Other
                                                                                                               Comprehensive
                                                             Deferred       Future Policy                      Income (Loss)
                                                              Policy        Benefits and        Deferred       Related To Net
                                       Net Unrealized       Acquisition     Policy Holder      Income Tax        Unrealized
                                       Gains (Losses)        Costs and         Account         (Liability)       Investment
                                      on Investments(1)     Other Costs      Balances(3)         Benefit       Gains (Losses)
                                      -----------------   --------------    -------------    --------------    --------------
                                                                           (in thousands)
Balance, December 31, 2010              $      61,324      $     (24,292)    $     10,961     $     (16,798)    $      31,195
Net investment gains (losses) on
 investments arising during the
 period                                        23,930                  -                -            (8,375)           15,555
Reclassification adjustment for
 (gains) losses included in net
 income                                         4,348                  -                -            (1,522)            2,826
Reclassification adjustment for
 OTTI losses excluded from net
 income(2)                                          -                  -                -                 -                 -
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition costs                  -             (7,406)               -             2,592            (4,814)
Impact of net unrealized
 investment (gains) losses on
 future policy benefits and
 policyholders' account balances                    -                  -            4,418            (1,546)            2,872
                                       --------------     --------------    -------------    --------------    --------------
Balance, December 31, 2011              $      89,602      $     (31,698)    $     15,379     $     (25,649)    $      47,634
                                       --------------     --------------    -------------    --------------    --------------
Net investment gains (losses) on
 investments arising during the
 period                                        13,098                  -                -            (4,584)            8,514
Reclassification adjustment for
 (gains) losses included in net
 income                                       (13,056)                 -                -             4,570            (8,486)
Reclassification adjustment for
 OTTI losses excluded from net
 income(2)                                        106                  -                -               (37)               69
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition costs                  -              5,389                -            (1,886)            3,503
Impact of net unrealized
 investment (gains) losses on
 future policy benefits and
 policyholders' account balances                    -                  -           (6,378)            2,232            (4,146)
                                       --------------     --------------    -------------    --------------    --------------
Balance, December 31, 2012              $      89,750      $     (26,309)    $      9,001     $     (25,354)    $      47,088
                                       --------------     --------------    -------------    --------------    --------------
Net investment gains (losses) on
 investments arising during the
 period                                       (49,387)                 -                -            17,285           (32,102)
Reclassification adjustment for
 (gains) losses included in net
 income                                        (4,379)                 -                -             1,534            (2,845)
Reclassification adjustment for
 OTTI losses excluded from net
 income(2)                                          -                  -                -                 -                 -
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition costs                  -             14,655                -            (5,129)            9,526
Impact of net unrealized
 investment (gains) losses on
 future policy benefits and
 policyholders' account balances                    -                  -           (6,875)            2,406            (4,469)
                                       --------------     --------------    -------------    --------------    --------------
Balance, December 31, 2013              $      35,984      $     (11,654)    $      2,126     $      (9,258)    $      17,198
                                       ==============     ==============    =============    ==============    ==============

(1)Includes cash flow hedges. See Note 11 for information on cash flow hedges.
(2)Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.
(3)Balances are net of reinsurance.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


The table below presents net unrealized gains (losses) on investments by asset class at December 31:

                                                                          2013            2012            2011
                                                                     --------------  --------------  --------------
                                                                                     (in thousands)
Fixed maturity securities on which an OTTI loss has been recognized   $         224   $         230   $      (1,417)
Fixed maturity securities, available-for-sale--all other                     37,569          89,176          88,414
Equity securities, available-for-sale                                            25              78            (100)
Derivatives designated as cash flow hedges (1)                               (3,057)         (1,327)           (630)
Other investments                                                             1,447           1,823           1,918
                                                                     --------------  --------------  --------------
Net unrealized gains (losses) on investments                          $      36,208   $      89,980   $      88,185
                                                                     ==============  ==============  ==============

(1)See Note 11 for more information on cash flow hedges.

Duration of Gross Unrealized Loss Positions for Fixed Maturities and Equity Securities

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities and equity securities have been in a continuous unrealized loss position, as of the dates indicated:

                                                                                            December 31, 2013
                                                             ---------------------------------------------------
                                                              Less than twelve months    Twelve months or more
                                                             -------------------------- ------------------------
                                                                              Gross                     Gross
                                                                            Unrealized                Unrealized
                                                               Fair Value    Losses      Fair Value    Losses
                                                             ------------- ------------ ------------ -----------
                                                                                             (in thousands)
Fixed maturities, available-for-sale
Obligations of U.S. states and their political subdivisions   $      2,628  $       153  $         -  $        -
Corporate securities                                               185,613        9,740        2,612         213
Asset-backed securities                                             31,499        1,068          642          16
Commercial mortgage-backed securities                                  397           10          268           4
Residential mortgage-backed securities                                 936            5            -           -
                                                             ------------- ------------ ------------ -----------
  Total                                                       $    221,073  $    10,976  $     3,522  $      233
                                                             ============= ============ ============ ===========
Equity securities, available-for-sale                         $         22  $         1  $         -  $        -
                                                             ============= ============ ============ ===========

                                                                                            December 31, 2012
                                                             ---------------------------------------------------
                                                              Less than twelve months    Twelve months or more
                                                             -------------------------- ------------------------
                                                                              Gross                     Gross
                                                                            Unrealized                Unrealized
                                                               Fair Value    Losses      Fair Value    Losses
                                                             ------------- ------------ ------------ -----------
                                                                                             (in thousands)
Fixed maturities, available-for-sale
Obligations of U.S. states and their political subdivisions   $          -  $         -  $         -  $        -
Corporate securities                                                20,938          241        1,014         121
Asset-backed securities                                              2,500            8          569          87
Commercial mortgage-backed securities                                    -            -          484           9
Residential mortgage-backed securities                                   -            -            -           -
                                                             ------------- ------------ ------------ -----------
  Total                                                       $     23,438  $       249  $     2,067  $      217
                                                             ============= ============ ============ ===========
Equity securities, available-for-sale                         $         25  $         5  $         -  $        -
                                                             ============= ============ ============ ===========

                                                             ----------------------------
                                                                        Total
                                                             ---------------------------
                                                                               Gross
                                                                             Unrealized
                                                               Fair Value     Losses
                                                             ------------- -------------

Fixed maturities, available-for-sale
Obligations of U.S. states and their political subdivisions   $      2,628  $        153
Corporate securities                                               188,225         9,953
Asset-backed securities                                             32,141         1,084
Commercial mortgage-backed securities                                  665            14
Residential mortgage-backed securities                                 936             5
                                                             ------------- -------------
  Total                                                       $    224,595  $     11,209
                                                             ============= =============
Equity securities, available-for-sale                         $         22  $          1
                                                             ============= =============


                                                             ----------------------------
                                                                        Total
                                                             ---------------------------
                                                                               Gross
                                                                             Unrealized
                                                               Fair Value     Losses
                                                             ------------- -------------

Fixed maturities, available-for-sale
Obligations of U.S. states and their political subdivisions   $          -  $          -
Corporate securities                                                21,952           362
Asset-backed securities                                              3,069            95
Commercial mortgage-backed securities                                  484             9
Residential mortgage-backed securities                                   -             -
                                                             ------------- -------------
  Total                                                       $     25,505  $        466
                                                             ============= =============
Equity securities, available-for-sale                         $         25  $          5
                                                             ============= =============

The gross unrealized losses, related to fixed maturities at December 31, 2013 and 2012, are composed of $11.1 million and $0.2 million, respectively, related to high or highest quality securities based on NAIC or equivalent rating and $0.1 million and $0.3 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. At both
December 31, 2013 and 2012, the $0.2 million of gross unrealized losses of twelve months or more were concentrated in asset-backed securities and the consumer non-cyclical, communications, and basic industry sectors of the Company's corporate securities. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary impairments for these securities was not warranted at December 31, 2013 or 2012. These conclusions are based on a detailed analysis of the underlying credit and cash flows on each security. The gross unrealized losses are primarily attributable to credit spread widening and increased liquidity discounts. At December 31, 2013, the Company does not intend to sell the securities and it is not more likely than not that the Company will be required to sell the securities before the anticipated recovery of its remaining amortized cost basis.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


At both December 31, 2013 and 2012, none of the gross unrealized losses related to equity securities represented declines in value of greater than 20%, all of which have been in that position for less than six months. In accordance with its policy described in Note 2, the Company concluded that an adjustment for other-than-temporary impairments for these equity securities was not warranted at December 31, 2013 or 2012.

Securities Pledged and Special Deposits

The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. At December 31, the carrying value of investments pledged to third parties as reported in the Statements of Financial Position included the following:

                                                       2013        2012
                                                    ----------- ----------
                                                        (in thousands)
     Fixed maturity securities, available-for-sale  $     3,936 $    2,075
                                                    ----------- ----------
     Total securities pledged                       $     3,936 $    2,075
                                                    =========== ==========

As of December 31, 2013 and 2012, the carrying amount of the associated liabilities supported by the pledged collateral was $4.1 million and $2.1 million, respectively, which was "Cash collateral for loaned securities".

Fixed maturities of $0.6 million and $3.9 million at December 31, 2013 and 2012, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.

4.  DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs for the years ended December 31, are as follows:

                                                                               2013           2012          2011
                                                                          --------------- ------------- -------------
                                                                                        (in thousands)
Balance, beginning of year                                                $       327,832 $     262,895 $     271,179
Capitalization of commissions, sales and issue expenses                            53,901        90,828        90,072
Amortization- Impact of assumption and experience unlocking and true-ups         (15,114)         1,044         (983)
Amortization- All other                                                            59,295       (8,189)      (89,063)
Change in unrealized investment gains and losses                                   13,402         4,870       (8,310)
Ceded DAC upon Coinsurance Treaty with PAR U (See Note 13)                              -      (23,616)             -
                                                                          --------------- ------------- -------------
Balance, end of year                                                      $       439,315 $     327,832 $     262,895
                                                                          =============== ============= =============

Deferred acquisition costs include reductions in capitalization and amortization related to reinsurance expense allowances resulting from the coinsurance treaties with PARCC, PAR TERM and PAR U, as well as reductions for the initial balance transferred to PAR U at inception of the coinsurance agreement (see Note 13).

Ceded capitalization was $48 million, $33 million and $19 million in 2013, 2012, and 2011, respectively. Ceded amortization amounted to $10 million, $11 million, and $7 million in 2013, 2012 and 2011, respectively. The ceded portion of the impact of changes in unrealized gains (losses) decreased the deferred acquisition cost asset $20 million in 2013 and increased the deferred acquisition cost asset $24 million in 2012.

5.  POLICYHOLDERS' LIABILITIES

Future Policy Benefits

Future policy benefits at December 31 are as follows:

                                                 2013          2012
                                             ------------  ------------
                                                   (in thousands)
        Life insurance                       $    793,841  $    694,076
        Individual annuities                       13,642        11,958
        Policy claims and other liabilities       (34,946)      119,835
                                             ------------  ------------
        Total future policy benefits         $    772,537  $    825,869
                                             ============  ============

Life insurance liabilities include reserves for death benefits and other policy benefits. Individual annuity liabilities include reserves for annuities that are in payout status.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Future policy benefits for life insurance are generally equal to the aggregate of (1) the present value of future benefit payments and related expenses, less the present value of future net premiums, and (2) any premium deficiency reserves. Assumptions as to mortality and persistency are based on the Company's experience, and in certain instances, industry experience, when the basis of the reserve is established. Interest rates range from 2.50% to 7.00%.

Future policy benefits for individual and group annuities and supplementary contracts are generally equal to the aggregate of (1) the present value of expected future payments, and (2) any premium deficiency reserves. Assumptions as to mortality are based on the Company's experience, industry data, and/or other factors when the basis of the reserve is established. The interest rates used in the determination of the present value range from 0.00% to 7.25%, with none of the reserves based on an interest rate in excess of 8%.

Future policy benefits for other contract liabilities are generally equal to the present value of expected future payments based on the Company's experience. The interest rates used in the determination of the present values range from 0.39% to 5.01%.

The Company's liability for future policy benefits is also inclusive of liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts. Liabilities for guaranteed benefits accounted for as embedded derivatives are primarily in other contract liabilities. The remaining liabilities for guaranteed benefits are primarily reflected with the underlying contract. See Note 7 for additional information regarding liabilities for guaranteed benefits related to certain nontraditional long-duration contracts.

Policyholders' Account Balances

Policyholders' account balances at December 31 are as follows:

                                                  2013           2012
                                             -------------- --------------
                                                    (in thousands)
      Interest-sensitive life contracts      $    1,021,733 $      876,585
      Individual annuities                          184,067        196,432
      Guaranteed interest accounts                   33,691         36,109
      Other                                         121,173        112,806
                                             -------------- --------------
      Total policyholders' account balances  $    1,360,664 $    1,221,932
                                             ============== ==============

Policyholders' account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders' account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates for interest-sensitive contracts range from 0.42% to 4.60%. Interest crediting rates for individual annuities range from 0.00% to 4.93%. Interest crediting rates for guaranteed interest accounts range from 1.00% to 5.25%. Interest crediting rates range from 0.50% to 3.50% for other.

6.  REINSURANCE

The Company participates in reinsurance with its affiliates PARCC, Pruco Re, PAR U, and PAR TERM, and its parent companies, Pruco Life and Prudential Insurance, in order to provide risk diversification, additional capacity for future growth and limit the maximum net loss potential. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely. The affiliated reinsurance agreements are described further in Note 13.

The Company has entered into various reinsurance agreements with an affiliate, Pruco Re, to reinsure its living benefit features sold on certain of its annuities as part of its risk management and capital management strategies. For additional details on these agreements, see Note 13.

Effective April 1, 2008, the Company entered into an agreement to reinsure certain variable Corporate Owned Life Insurance "COLI" policies with Pruco Life. For additional details on this agreement, see Note 13.

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers, for long duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. The affiliated reinsurance agreements are described further in Note 13.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Reinsurance amounts included in the Company's Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, 2013, 2012 and 2011 are as follows:

                                                                      2013         2012         2011
                                                                  ------------ ------------ ------------
                                                                              (in thousands)
Direct premiums                                                   $    186,778 $    174,418 $    167,113
Premiums ceded                                                       (171,885)    (160,287)    (151,808)
                                                                  ------------ ------------ ------------
  Premiums                                                        $     14,893 $     14,133 $     15,305
                                                                  ============ ============ ============
Direct policy charges and fees                                    $    239,758 $    206,296 $    161,829
Policy charges and fees ceded                                         (82,947)     (59,836)     (48,357)
                                                                  ------------ ------------ ------------
  Policy charges and fees                                         $    156,811 $    146,460 $    113,472
                                                                  ============ ============ ============
Direct policyholders' benefits                                    $    228,175 $    205,982 $    191,532
Policyholders' benefits ceded                                        (205,283)    (170,293)    (164,306)
                                                                  ------------ ------------ ------------
  Policyholders' benefits                                         $     22,893 $     35,689 $     27,226
                                                                  ============ ============ ============
Realized capital gains (losses) net, associated with derivatives  $  (176,902) $    (1,620) $   (26,567)
                                                                  ============ ============ ============

Reinsurance premiums ceded for interest-sensitive products is accounted for as a reduction of policy charges and fee income. Reinsurance ceded for term insurance products is accounted for as a reduction of premiums.

Realized investment gains and losses include the impact of reinsurance agreements that are accounted for as embedded derivatives. Changes in the fair value of the embedded derivatives are recognized through "Realized investment gains (losses)." The Company has entered into reinsurance agreements to transfer the risk related to certain living benefit options on variable annuities to Pruco Re and to Pruco Life. See Note 13 for additional information on reinsurance agreements with affiliates. The reinsurance agreements are derivatives and have been accounted for in the same manner as an embedded derivative. See Note 11 for additional information related to the accounting for embedded derivatives.

Reinsurance recoverables included in the Company's Statements of Financial Position as of December 31, were as follows:

                                              December 31, 2013 December 31, 2012
                                              ----------------- -----------------
                                                        (in thousands)
Domestic life insurance-affiliated              $    997,197      $    783,374
Domestic individual annuities-affiliated (1)              50            85,203
Domestic life insurance-unaffiliated                   1,993             1,545
                                                ------------      ------------
                                                $    999,240      $    870,122
                                                ============      ============

(1)December 31, 2013 excludes $43 million reclassed to other liabilities due to mark-to-market impact discussed above.

Substantially all reinsurance contracts are with affiliates as of December 31, 2013, 2012 and 2011. These contracts are described further in Note 13.

The gross and net amounts of life insurance face amount in force as of December 31, were as follows:

                                                2013           2012          2011
                                           -------------- -------------- -------------
                                                         (in thousands)
Gross life insurance face amount in force  $  107,125,219 $  101,793,986 $  97,879,303
Reinsurance ceded                            (97,197,953)   (92,025,256)  (88,113,164)
                                           -------------- -------------- -------------
Net life insurance face amount in force    $    9,927,266 $    9,768,730 $   9,766,139
                                           ============== ============== =============

7.  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company issues traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"), and/or (2) the highest contract value on a specified date adjusted for any withdrawals ("contract value"). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issues annuity contracts with market value adjusted investment options ("MVAs"), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a "market adjusted value" if surrendered prior to maturity or if funds are allocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issues fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


In addition, the Company issues certain variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse ("no lapse guarantee"). Variable life and variable universal life contracts are offered with general and separate account options similar to variable annuities.

The assets supporting the variable portion of both traditional variable annuities and certain variable contracts with guarantees are carried at fair value and reported as "Separate account assets" with an equivalent amount reported as "Separate account liabilities." Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in "Policy charges and fee income" and changes in liabilities for minimum guarantees are generally included in "Policyholders' benefits."

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, benefit utilization timing of annuitization, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility or contractholder behavior used in the original pricing of these products.

The Company's contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within "Future policy benefits." As of December 31, 2013 and 2012, the Company had the following guarantees associated with these contracts, by product and guarantee type:

                                            December 31, 2013                  December 31, 2012
                                    ---------------------------------- ----------------------------------
                                    In the Event of At Annuitization / In the Event of At Annuitization /
                                         Death       Accumulation (1)       Death       Accumulation (1)
                                    --------------- ------------------ --------------- ------------------
                                                               (in thousands)
Variable Annuity Contracts
Return of Net Deposits
Account value                       $    5,734,942    $          N/A   $    4,511,432    $          N/A
Net amount at risk                  $        3,592    $          N/A   $       10,272    $          N/A
Average attained age of
 contractholders                                61               N/A               60               N/A
Minimum return or contract value
Account value                       $    1,933,573    $    6,958,377   $    1,653,925    $    5,523,025
Net amount at risk                  $        6,983    $       84,150   $       25,195    $      171,890
Average attained age of
 contractholders                                64                61               64                60
Average period remaining until
 earliest expected annuitization               N/A        0.07 years              N/A        0.15 years

(1)Includes income and withdrawal benefits as described herein

                                                                     December 31, 2013 December 31, 2012
                                                                     ----------------- -----------------
                                                                            In the Event of Death
                                                                     -----------------------------------
                                                                               (in thousands)
Variable Life, Variable Universal Life and Universal Life Contracts
No Lapse Guarantees
Separate account value                                                $      710,080    $      643,930
General account value                                                 $      383,074    $      298,222
Net amount at risk                                                    $    8,551,482    $    6,992,592
Average attained age of contractholders                                     52 years          51 years

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                December 31, 2013 December 31, 2012
                                ----------------- -----------------
                                          (in thousands)
            Equity funds         $    4,604,397    $    3,590,658
            Bond funds                2,630,424         2,094,693
            Money market funds          263,476           296,038
                                 --------------    --------------
              Total              $    7,498,297    $    5,981,389
                                 ==============    ==============

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


In addition to the above mentioned amounts invested in separate account investment options, $170.2 million and $184.0 million of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA feature were invested in general account investment options in 2013 and 2012, respectively. For the years ended December 31, 2013, 2012 and 2011 there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.

Liabilities for Guaranteed Benefits

The table below summarizes the changes in general account liabilities for guarantees on variable contracts. The liabilities for guaranteed minimum death benefits ("GMDB"), and guaranteed minimum income benefits ("GMIB") are included in "Future policy benefits" and the related changes in the liabilities are included in "Policyholders' benefits." Guaranteed minimum income and withdrawal benefits ("GMIWB"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum accumulation benefits ("GMAB") features are accounted for as bifurcated embedded derivatives and are recorded at fair value within "Future policy benefits". Changes in the fair value of these derivatives, including changes in the Company's own risk of non-performance, along with any fees attributed or payments made relating to the derivative, are recorded in "Realized investment gains (losses), net." See Note 10 for additional information regarding the methodology used in determining the fair value of these embedded derivatives.

                                                                                           GMWB/GMIWB/G
                                                   GMDB                         GMIB           MAB            Total
                                    -----------------------------------   ----------------------------- ------------------
                                                       Variable Life,
                                                     Variable Universal
                                                      Life & Universal
                                    Variable Annuity        Life                Variable Annuity
                                    ---------------- ------------------   -----------------------------

                                                                        (in thousands)
Balance as of December 31, 2010               $  840            $18,386   $          1,236   $ (41,316) $         (20,854)
  Incurred guarantee benefits (1)              1,248              6,053                318      118,312            125,931
  Paid guarantee benefits                      (683)                  -                  -            -              (683)
                                    ---------------- ------------------   ---------------- ------------ ------------------

Balance as of December 31, 2011               $1,405            $24,439   $          1,554   $   76,996 $          104,394
  Incurred guarantee benefits (1)              1,566              8,864                736       39,676             50,842
  Paid guarantee benefits                      (360)              (224)                  -            -              (584)
                                    ---------------- ------------------   ---------------- ------------ ------------------

Balance as of December 31, 2012               $2,611            $33,079   $          2,290   $  116,672 $          154,652
  Incurred guarantee benefits (1)                116              6,802            (1,277)    (154,862)          (149,221)
  Paid guarantee benefits                      (147)                  -               (52)            -              (199)
  Other                                          109              2,574                 12            -              2,695
                                    ---------------- ------------------   ---------------- ------------ ------------------

Balance as of December 31, 2013               $2,689            $42,455   $            973   $ (38,190) $            7,927
                                    ================ ==================   ================ ============ ==================

(1)Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features accounted for as embedded derivatives.

The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the excess death benefits. The GMIB liability associated with variable annuities is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the excess income benefits. The portion of assessments used is calculated at each valuation date such that, the present value of excess benefits and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances, with an associated charge or credit to earnings.

The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company's GMAB features are the guaranteed return option ("GRO") features, which includes an asset transfer feature that reduces the Company's exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, adjusted for cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a "withdrawal" option or an "income" option. The withdrawal option (which was available under only one of the GMIWBs the Company no longer offers) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company's GMIWBs) in general guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an asset transfer feature that reduces the Company's exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

Sales Inducements

The Company generally defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. These deferred sales inducements are included in "Deferred Sales Inducements" in the Company's Statements of Financial Position. The Company offered various types of sales inducements, including: (1) a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's initial deposit and (2) additional credits after a certain number of years a contract is held. Changes in deferred sales inducements, reported as "Interest credited to policyholders' account balances," are as follows:

                                                                    2013                2012                 2011
                                                             -------------------------------------------------------------

                                                                                    (in thousands)

Balance, beginning of year                                   $            70,728 $            48,101 $              51,106
Capitalization                                                             1,793              19,219                22,596
Amortization- Impact of assumption and experience unlocking
 and true-ups                                                              1,799               4,488               (2,290)
Amortization- All other                                                   13,501               (956)              (23,105)
Change in unrealized investment gains (losses)                               529               (124)                 (206)
                                                             ------------------- ------------------- ---------------------
Balance, end of year                                         $            88,350 $            70,728 $              48,101
                                                             =================== =================== =====================

8.  STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

Statutory net income (loss) of the Company amounted to $81 million, $66 million, and $13 million for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory surplus of the Company amounted to $380 million and $465 million at December 31, 2013 and 2012, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance. Prescribed statutory accounting practices include publications of the NAIC, state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

The Company is subject to New Jersey law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the New Jersey Department of Banking and Insurance. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the greater of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, there is $81 million capacity to pay a dividend in 2014 without prior approval. The Company paid a dividend of $155 million in 2013. The Company did not pay any dividends in 2012.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


9.  INCOME TAXES

The components of income tax expense (benefit) for the years ended December 31, were as follows:

                                                                   2013             2012            2011
                                                             ---------------- ---------------- ---------------

                                                                              (in thousands)
Current tax expense (benefit):
  U.S.                                                       $         33,370 $         64,255 $         (715)
                                                             ---------------- ---------------- ---------------
  Total                                                                33,370           64,255           (715)
                                                             ---------------- ---------------- ---------------

Deferred tax expense (benefit):
  U.S.                                                                 31,996         (25,049)        (47,893)
                                                             ---------------- ---------------- ---------------
  Total                                                                31,996         (25,049)        (47,893)
                                                             ---------------- ---------------- ---------------

Total income tax expense on continuing operations                      65,366           39,206        (48,608)
Income tax expense (benefit) reported in equity related to:
  Other comprehensive income (loss)                                  (16,342)              177           9,689
  Additional paid-in capital                                               53            1,680             100
                                                             ---------------- ---------------- ---------------
Total income tax expense (benefit) on continuing operations  $         49,077 $         41,063 $      (38,819)
                                                             ================ ================ ===============

The Company's actual income tax expense for the years ended December 31, differs from the expected amount computed by applying the statutory federal income tax rate of 35% to income from continuing operations before income taxes and cumulative effect of accounting change for the following reasons:

                                                                              2013            2012             2011
                                                                         -------------------------------------------------

                                                                                          (in thousands)

Expected federal income tax expense (benefit)                            $        80,923 $        50,144 $        (37,938)
Non-taxable investment income                                                   (13,840)         (9,794)           (7,885)
Tax credits                                                                      (1,789)         (1,249)           (1,368)
Other                                                                                 72             105           (1,417)
                                                                         --------------- --------------- -----------------
Total income tax expense (benefit) on income from continuing operations  $        65,366 $        39,206 $        (48,608)
                                                                         =============== =============== =================

The dividends received deduction ("DRD") reduces the amount of dividend income subject to U.S. tax and is the primary component of the non-taxable investment income shown in the table above, and, as such, is a significant component of the difference between the Company's effective tax rate and the federal statutory tax rate of 35%. The DRD for the current period was estimated using information from 2012 and current year results, and was adjusted to take into account the current year's equity market performance. The actual current year DRD can vary from the estimate based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from mutual fund investments, changes in the account balances of variable life and annuity contracts, and the Company's taxable income before the DRD.

In August 2007, the Internal Revenue Service ("IRS") released Revenue Ruling 2007-54, which included, among other items, guidance on the methodology to be followed in calculating the DRD related to variable life insurance and annuity contracts. In September 2007, the IRS released Revenue Ruling 2007-61. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 and informed taxpayers that the U.S. Treasury Department and the IRS intend to address through new guidance the issues considered in Revenue Ruling 2007-54, including the methodology to be followed in determining the DRD related to variable life insurance and annuity contracts. In May 2010, the IRS issued an Industry Director Directive ("IDD") confirming that the methodology for calculating the DRD set forth in Revenue Ruling 2007-54 should not be followed. The IDD also confirmed that the IRS guidance issued before Revenue Ruling 2007-54, which guidance the Company relied upon in calculating its DRD, should be used to determine the DRD. In February 2014, the IRS released Revenue Ruling 2014-7, which modified and superseded Revenue Ruling 2007-54, by removing the provisions of Revenue Ruling 2007-54 related to the methodology to be followed in calculating the DRD and obsoleting Revenue Ruling 2007-61. However, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues related to the calculation of the DRD. For the last several years, the revenue proposals included in the Obama Administration's budgets included a proposal that would change the method used to determine the amount of the DRD. A change in the DRD, including the possible retroactive or prospective elimination of this deduction through guidance or legislation, could increase actual tax expense and reduce the Company's consolidated net income. These activities had no impact on the Company's 2011, 2012 or 2013 results.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                2013              2012
                                          -----------------------------------

                                                    (in thousands)
   Deferred tax assets
     Insurance reserves                   $        120,815  $        113,710
     Other                                               -               766
                                          ----------------  ----------------
     Deferred tax assets                  $        120,815  $        114,476
                                          ================  ================

   Deferred tax liabilities
     Deferred policy acquisition costs    $        106,577  $         72,040
     Deferred sales inducements                     30,923            24,755
     Net unrealized gains on securities             13,743            31,957
     Investments                                     3,382             3,676
     Other                                             531                 -
                                          ----------------  ----------------
     Deferred tax liabilities             $        155,156  $        132,428
                                          ----------------  ----------------
   Net deferred tax asset (liability)     $        (34,341) $        (17,952)
                                          ================  ================

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal;
(4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards;
(5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The company had no valuation allowance as of December 31, 2013, and 2012.

Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax assets. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of deferred tax asset that is realizable.

The Company's income (loss) from continuing operations before income taxes includes income (loss) from domestic operations of $231.2 million, $143.3 million and ($108.4) million, and no income from foreign operations for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company's liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the IRS or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.

The Company's unrecognized tax benefits for the years ended December 31 are as follows:

                                                                                            2013      2012        2011
                                                                                          -------- ---------- ------------
                                                                                                   (in thousands)
Balance at January 1,                                                                     $      - $      113 $      1,619
Increases in unrecognized tax benefits - prior years                                             -          -            -
(Decreases) in unrecognized tax benefits- prior years                                            -          -      (1,506)
Increases in unrecognized tax benefits - current year                                            -          -            -
(Decreases) in unrecognized tax benefits- current year                                           -          -            -
Settlement with taxing authorities                                                               -      (113)            -
                                                                                          --------------------------------
Balance at December 31,                                                                   $      - $        - $        113
                                                                                          ================================

Unrecognized tax benefits that, if recognized, would favorably impact the effective rate         -          -            -
                                                                                          ================================

The Company does not anticipate any significant changes within the next 12 months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.

The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit). In December 31, 2013 and 2012, the Company recognized nothing in the statement of operations and recognized no liabilities in the statement of financial position for tax-related interest and penalties.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Listed below are the tax years that remain subject to examination by major tax jurisdiction, at December 31, 2013:

                     Major Tax Jurisdiction    Open Tax Years
                   ------------------------  ----------------
                        United States          2004 - 2013

During 2004 through 2006, the Company's parent, Prudential Financial, Inc., entered into two transactions that involved, among other things, the payment of foreign income taxes that were credited against the Company's U.S. tax liability. On May 23, 2011, the IRS issued notices of proposed adjustments disallowing the foreign tax credits claimed and related transaction expenses. The total amount of the proposed adjustments for the transactions was approximately $200 million of tax and penalties. During the fourth quarter of 2011, the Company reached agreement with the IRS on the resolution of the proposed foreign tax credits disallowance. The impact to the 2011 results attributable to the settlement was an increase to tax expense of approximately $93 million. The settlement of the foreign tax credit transactions for 2004 through 2006 marked the conclusion of the IRS audits for those years. As a result, all unrecognized tax positions plus interest relating to tax years prior to 2007 were recognized in 2011. As such, 2011 benefited from a reduction to the liability for unrecognized tax benefits of $70 million, including the impact from the foreign tax credit disallowance.

For tax years 2007 through 2013, the Company is participating in the IRS's Compliance Assurance Program ("CAP"). Under CAP, the IRS assigns an examination team to review completed transactions contemporaneously during these tax years in order to reach agreement with the Company on how they should be reported in the tax returns. If disagreements arise, accelerated resolutions programs are available to resolve the disagreements in a timely manner before the tax returns are filed. It is management's expectation this program will shorten the time period between the filing of the Company's federal income tax returns and the IRS's completion of its examination of the returns.

10.  FAIR VALUE OF ASSETS AND LIABILITIES

Fair Value Measurement - Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company's Level 1 assets and liabilities primarily include certain cash equivalents, short term investments and equity securities that trade on an active exchange market.

Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company's Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not actively trade and are priced based on a net asset value), certain short-term investments and certain cash equivalents (primarily commercial paper), and certain over-the-counter derivatives.

Level 3 - Fair value is based on at least one or more significant unobservable inputs for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company's Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public equity securities and fixed maturities, certain highly structured over-the-counter derivative contracts, certain real estate funds for which the Company is the general partner, and embedded derivatives resulting from certain products with guaranteed benefits.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Assets and Liabilities by Hierarchy Level - The tables below present the balances of assets and liabilities measured at fair value on a recurring basis, as of the dates indicated.

                                                                          As of December 31, 2013
                                              -------------------------------------------------------------------------------

                                                 Level 1        Level 2          Level 3       Netting (1)         Total
                                              ------------- ---------------- --------------  --------------  ----------------

                                                                               (in thousands)
Fixed maturities, available for sale:
U.S. Treasury securities and obligations of
 U.S. government authorities and agencies     $           - $         27,781 $            -  $            -  $         27,781
Obligations of U.S. states and their
 political subdivisions                                   -            4,681              -               -             4,681
Foreign government bonds                                  -           12,358              -               -            12,358
Corporate securities                                      -          730,248          4,362               -           734,610
Asset-backed securities                                   -           35,155         16,023               -            51,178
Commercial mortgage-backed securities                     -           66,839              -               -            66,839
Residential mortgage-backed securities                    -           29,894              -               -            29,894
                                              ------------- ---------------- --------------  --------------  ----------------
Sub-total                                                 -          906,956         20,385               -           927,341
Trading account assets:
Equity securities                                         -               `-              -               -                 -
                                              ------------- ---------------- --------------  --------------  ----------------
 Sub-total                                                -                -              -               -                 -
Equity securities, available for sale:                    -               37             79               -               116
Short-term investments                                  182            4,998              -               -             5,180
Cash equivalents                                          -           13,999              -               -            13,999
Other long-term investments                               -            5,124              -          (5,124)                -
Reinsurance recoverables                                  -                -              -               -                 -
Receivables from parents and affiliates                   -           30,581          3,138               -            33,719
                                              ------------- ---------------- --------------  --------------  ----------------
Sub-total excluding separate account assets             182          961,695         23,602          (5,124)          980,355
Separate account assets (2)                          60,601       10,168,133          6,692               -        10,235,426
                                              ------------- ---------------- --------------  --------------  ----------------
 Total assets                                 $      60,783 $     11,129,828 $       30,294  $       (5,124) $     11,215,781
                                              ============= ================ ==============  ==============  ================
Future policy benefits (4)                                -                -        (38,190)              -           (38,190)
Other liabilities (3)                                     -            5,125         43,340          (5,124)           43,341
                                              ------------- ---------------- --------------  --------------  ----------------
Total liabilities                             $           - $          5,125 $        5,150  $       (5,124) $          5,151
                                              ============= ================ ==============  ==============  ================

                                                                          As of December 31, 2012
                                              -------------------------------------------------------------------------------

                                                 Level 1        Level 2          Level 3       Netting (1)         Total
                                              ------------- ---------------- --------------  --------------  ----------------

                                                                               (in thousands)
Fixed maturities, available for sale:
U.S. Treasury securities and obligations of
 U.S. government authorities and agencies     $           - $         31,308 $            -  $            -  $         31,308
Obligations of U.S. states and their
 political subdivisions                                   -            2,949              -               -             2,949
Foreign government bonds                                  -           13,150              -               -            13,150
Corporate securities                                      -          804,953          6,073               -           811,026
Asset-backed securities                                   -           45,126         18,301               -            63,427
Commercial mortgage-backed securities                     -           78,223              -               -            78,223
Residential mortgage-backed securities                    -           65,988              -               -            65,988
                                              ------------- ---------------- --------------  --------------  ----------------
 Sub-total                                                -        1,041,697         24,374               -         1,066,071
Trading account assets:
Equity securities                                         -                -          1,390               -             1,390
                                              ------------- ---------------- --------------  --------------  ----------------
 Sub-total                                                -                -          1,390               -             1,390
Equity securities, available for sale:                  250               64          1,067               -             1,381
Short-term investments                                2,226                -              -               -             2,226
Cash equivalents                                          -           49,774              -               -            49,774
Other long-term investments                               -           24,328              -         (12,090)           12,238
Reinsurance recoverables                                  -                -         85,166               -            85,166
Receivables from parents and affiliates                   -            7,940            998               -             8,938
                                              ------------- ---------------- --------------  --------------  ----------------
 Sub-total excluding separate account assets          2,476        1,123,803        112,995         (12,090)        1,227,184
Separate account assets (2)                          21,876        8,345,703          6,201               -         8,373,780
                                              ------------- ---------------- --------------  --------------  ----------------
 Total assets                                 $      24,352 $      9,469,506 $      119,196  $      (12,090) $      9,600,964
                                              ============= ================ ==============  ==============  ================
Future policy benefits (4)                                -                -        116,673               -           116,673
Other liabilities                                         -           12,090              -         (12,090)                -
                                              ------------- ---------------- --------------  --------------  ----------------
 Total liabilities                            $           - $         12,090 $      116,673  $      (12,090) $        116,673
                                              ============= ================ ==============  ==============  ================

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


(1) "Netting" amounts represent the impact of offsetting asset and liability positions held within the same counterparty, subject to master netting arrangements.
(2) Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account assets classified as Level 3 consist primarily of real estate and real estate investment funds. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Statements of Financial Position.
(3) Reinsurance of variable annuity living benefit features classified as "Reinsurance Recoverables" at December 31, 2012 were reclassified to "Other Liabilities" - at December 31, 2013 as they were in a net liability position.
(4) For the year ended December 31, 2013, the net embedded derivative asset position of $38 million includes $109 million of embedded derivatives in an asset position and $71 million of embedded derivatives in a liability position. For the year ended December 31, 2012, the net embedded derivative liability position of $117 million includes $37 million of embedded derivatives in an asset position and $154 million of embedded derivatives in a liability position.

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.

Fixed Maturity Securities - The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.

Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing service is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may over-ride the information with an internally-developed valuation. As of December 31, 2013 and December 31, 2012, over-rides on a net basis were not material. Pricing service over-rides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.

The fair value of private fixed maturities, which are comprised of investments in private placement securities, originated by internal private asset managers, are primarily determined using a discounted cash flow model. If the fair value is determined using pricing inputs that are observable in the market, the securities have been reflected within Level 2; otherwise a Level 3 classification is used.

Trading Account Assets - Trading account assets are comprised of perpetual preferred stock whose fair values are determined consistent with similar instruments described below under "Equity Securities."

Equity Securities - Equity securities consist principally of investments in common and preferred stock of publicly traded companies, perpetual preferred stock, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation - models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy. The fair values of perpetual preferred stock are based on inputs obtained from independent pricing services that are primarily based on indicative broker quotes. As a result, the fair values of perpetual preferred stock are classified as Level 3.

Derivative Instruments - Derivatives are recorded at fair value either as assets, within "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, non-performance risk ("NPR"), liquidity and other factors. Liquidity valuation adjustments are made to reflect the cost of exiting significant risk positions, and consider the bid-ask spread, maturity, complexity, and other specific attributes of the underlying derivative position.

The majority of the Company's derivative positions are traded in the over-the-counter OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company's policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate, cross currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models' key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, non-performance risk, volatility and other factors.

The Company's cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including overnight indexed swap discount rates, obtained from external market data providers, third-party pricing vendors and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


To reflect the market's perception of its own and the counterparty's non-performance risk, the Company incorporates additional spreads over LIBOR into the discount rate used in determining the fair value of OTC derivative assets and liabilities that are not otherwise collateralized.

Derivatives classified as Level 3 include structured products. These derivatives are valued based upon models, such as Monte Carlo simulation models and other techniques that utilize significant unobservable inputs. Level 3 methodologies are validated through periodic comparison of the Company's fair values to external broker-dealer values. As of December 31, 2013 and December 31, 2012, all derivatives were classified within Level 2. See Note 11 for more details on the fair value of derivative instruments by primary underlying.

Cash Equivalents and Short-Term Investments - Cash equivalents and short-term investments include money market instruments, commercial paper and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs and, these investments have primarily been classified within Level 2.

Separate Account Assets - Separate Account Assets include fixed maturity securities, treasuries, equity securities and real estate investments for which values are determined consistent with similar instruments described above under "Fixed Maturity Securities," "Equity Securities" and "Other Long-Term Investments."

Receivables from Parent and Affiliates - Receivables from parent and affiliates carried at fair value include affiliated bonds within our legal entity whose fair value are determined consistent with similar securities described above under "Fixed Maturity Securities" managed by affiliated asset managers.

Reinsurance Recoverables - Reinsurance recoverables carried at fair value include the reinsurance of our living benefit guarantees on certain of our variable annuities. These guarantees are accounted for as embedded derivatives and are recorded in "Reinsurance Recoverables" or "Other Liabilities" when fair value is in an asset or liability position, respectively. The methods and assumption used to estimate the fair value are consistent with those described below in "Future Policy Benefits." The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantee.

Future Policy Benefits - The liability for future policy benefits primarily includes general account liabilities for the optional living benefit features of the Company's variable annuity contracts, including guaranteed minimum accumulation benefits ("GMAB"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB"), accounted for as embedded derivatives. The fair values of the GMAB, GMWB, and GMIWB liabilities are calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the optional living benefit feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management judgment.

The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company's market-perceived risk of its own non-performance, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates, and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.

Capital market inputs and actual policyholders' account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets, and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the policyholders' account values. The Company's discount rate assumption is based on the LIBOR swap curve adjusted for an additional spread relative to LIBOR to reflect NPR.

Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data, such as available industry studies or market transactions such as acquisitions and reinsurance transactions. These assumptions are generally updated in the third quarter of each year unless a material change that the Company feels is indicative of a long term trend is observed in an interim period.

Transfers between Levels 1 and 2 - Periodically there are transfers between Level 1 and Level 2 for assets held in the Company's Separate Account. The classification of Separate Account funds may vary dependent on the availability of information to the public. Should a fund's net asset value become publicly observable, the fund would be transferred from Level 2 to Level 1. During the year ended December 31, 2013, $32 million was transferred from Level 1 to Level
2. Transfers between levels are generally reported at the values as of the beginning of the period in which the transfers occur. There were no transfers between Levels 1 and 2 for the years ended December 31, 2012 and 2011.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Level 3 Assets and Liabilities by Price Source - The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources.

                                                         As of December 31, 2013
                                               -------------------------------------------
                                                Internal (1)    External (2)     Total
                                               -------------  -------------- -------------
                                                              (in thousands)
Corporate securities                           $       4,362    $        -   $       4,362
Asset-backed securities                                   50        15,973          16,023
Equity securities                                         79             -              79
Receivables from parents and affiliates                    -         3,138           3,138
                                               -------------    ----------   -------------
  Subtotal excluding separate account assets           4,491        19,111          23,602
Separate account assets                                6,692             -           6,692
                                               -------------    ----------   -------------
  Total assets                                 $      11,183    $   19,111   $      30,294
                                               =============    ==========   =============
Future policy benefits                         $     (38,190)   $        -   $     (38,190)
Other liabilities                                     43,340             -          43,340
                                               -------------    ----------   -------------
  Total liabilities                            $       5,150    $        -   $       5,150
                                               =============    ==========   =============

                                                         As of December 31, 2012
                                               -------------------------------------------
                                                Internal (1)    External (2)     Total
                                               -------------  -------------- -------------
                                                              (in thousands)
Corporate securities                           $       5,157    $      916   $       6,073
Asset-backed securities                                   56        18,245          18,301
Equity securities                                      1,067         1,390           2,457
Reinsurance recoverables                              85,166             -          85,166
Receivables from parents and affiliates                    -           998             998
                                               -------------    ----------   -------------
  Subtotal excluding separate account assets          91,446        21,549         112,995
Separate account assets                                6,201             -           6,201
                                               -------------    ----------   -------------
  Total assets                                 $      97,647    $   21,549   $     119,196
                                               =============    ==========   =============
Future policy benefits                         $     116,673    $        -   $     116,673
                                               -------------    ----------   -------------
  Total liabilities                            $     116,673    $        -   $     116,673
                                               =============    ==========   =============

(1)Represents valuations which could incorporate both internally-derived and market inputs. See below for additional information related to internally-developed valuation for significant items in the above table.
(2)Represents unadjusted prices from independent pricing services and independent non-binding broker quotes where pricing inputs are not readily available.

Quantitative Information Regarding Internally Priced Level 3 Assets and Liabilities - The table below presents quantitative information on significant internally-priced Level 3 assets and liabilities.


                            -------------


                             Fair Value
                            ------------

Assets:
Corporate securities        $      4,362

------------------------------------------
Liabilities:
Future policy benefits (3)  $    (38,190)





------------------------------------------
Other Liabilities                 43,340

------------------------------------------

                                                        As of December 31, 2013
                            --------------------------------------------------------------------------------------------
                                                                                                      Impact of Increase
                                                                                             Weighted in Input on Fair
                              Valuation Techniques     Unobservable Inputs   Minimum Maximum Average      Value (1)
                            ----------------------  ------------------------ ------- ------- -------- ------------------
                                                            (in thousands)
Assets:
Corporate securities        Discounted cash flow    Discount rate             11.0%   11.0%   11.00%      Decrease
                            Market comparables      EBITDA multiples (2)      6.0X    7.0X    6.09X       Increase
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
Future policy benefits (3)  Discounted cash flow    Lapse rate (4)               0%     11%               Decrease
                                                    NPR spread (5)            0.08%   1.09%               Decrease
                                                    Utilization rate (6)        70%     94%               Increase
                                                    Withdrawal rate (7)         86%    100%               Increase
                                                    Mortality rate (8)           0%     13%               Decrease
                                                    Equity Volatility curve     15%     28%               Increase
-------------------------------------------------------------------------------------------------------------------------
Other Liabilities           Represents reinsurance of variable annuity living benefits in a liability position.
                            Fair values are determined in the same manner as future policy benefits
-------------------------------------------------------------------------------------------------------------------------

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

                                                                    As of December 31, 2012
                            --------------------------------------------------------------------------------------

                                                                                                          Weighted
                              Fair Value   Valuation Techniques     Unobservable Inputs   Minimum Maximum Average
                            ------------ ----------------------  ------------------------ ------- ------- --------
                                                                         (in thousands)
Assets:
Corporate securities        $     5,157  Discounted cash flow    Discount rate            11.50%  17.50%   13.39%
-------------------------------------------------------------------------------------------------------------------
Reinsurance recoverables    $    85,166  Fair values are determined in the same manner as future policy benefits
------------------------------------------------------------------------------------------------------------------
Liabilities:
Future policy benefits (3)  $   116,673  Discounted cash flow    Lapse rate (4)               0%     14%
                                                                 NPR spread (5)            0.20%   1.60%
                                                                 Utilization rate (6)        70%     94%
                                                                 Withdrawal rate (7)         85%    100%
                                                                 Mortality rate (8)           0%     13%
                                                                 Equity Volatility curve     19%     34%
-------------------------------------------------------------------------------------------------------------------

                            ------------------
                            Impact of Increase
                            in Input on Fair
                                Value (1)
                            ------------------

Assets:
Corporate securities            Decrease
-----------------------------------------------
Reinsurance recoverables
------------------------------------------------
Liabilities:
Future policy benefits (3)      Decrease
                                Decrease
                                Increase
                                Increase
                                Decrease
                                Increase
-----------------------------------------------

(1)Conversely, the impact of a decrease in input would have the opposite impact for the fair value as that presented in the table.
(2)EBITDA multiples represent multiples of earnings before interest, taxes, depreciation and amortization, and are amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(3)Future policy benefits primarily represent general account liabilities for the optional living benefit features of the Company's variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.
(4)Base lapse rates are adjusted at the contract level based on a comparison of the benefit amount and the policyholder account value and reflect other factors, such as the applicability of any surrender charges. A dynamic lapse adjustment reduces the base lapse rate when the benefit amount is greater than the account value, as in-the-money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower for the period where surrender charges apply.
(5)To reflect NPR, the Company incorporates an additional spread over LIBOR into the discount rate used in the valuation of individual living benefit contracts in a liability position and generally not to those in a contra-liability position. In determining the NPR spread, the Company reflects the financial strength ratings of the Company and its affiliates as these are insurance liabilities and senior to debt. The additional spread over LIBOR is determined by utilizing the credit spreads associated with issuing funding agreements, adjusted for any illiquidity risk premium.
(6)The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration, and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. These assumptions vary based on the product type, the age of the contractholder and the age of the contract. The impact of changes in these assumptions is highly dependent on the contract type and age of the contractholder at the time of the sale and the timing of the first lifetime income withdrawal.
(7)The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. The fair value of the liability will generally increase the closer the withdrawal rate is to 100%.
(8)Range reflects the mortality rate for the vast majority of business with living benefits, with policyholders ranging from 35 to 90 years old. While the majority of living benefits have a minimum age requirement, certain benefits do not have an age restriction. This results in contractholders for certain benefits with mortality rates approaching 0%. Based on historical experience, the Company applies a set of age and duration specific mortality rate adjustments compared to standard industry tables. A mortality improvement assumption is also incorporated into the overall mortality table.

Interrelationships Between Unobservable Inputs - In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:

Corporate Securities - The rate used to discount future cash flows reflects current risk free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term, and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors.

Future Policy Benefits - The unobservable contractholder behavior inputs related to the liability for the optional living benefit features of the Company's variable annuity contracts included in future policy benefits are generally based on emerging experience, future expectations and other data. While experience for these products is still emerging, the Company expects benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. The dynamic lapse adjustment assumes lower lapses when the benefit amount is greater than the account value, as in-the-money contracts are less likely to lapse. Therefore, to the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, the dynamic lapse function will reduce lapse rates for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, the dynamic lapse function will lower overall lapse rates as contracts become more in-the-money.

Separate Account Assets - In addition to the significant internally-priced Level 3 assets and liabilities presented and described above, the Company also has internally-priced separate account assets reported within Level 3. Changes in the fair value of separate account assets are borne by customers and thus are offset by changes in separate account liabilities on the Company's Statement of Financial Position. As a result, changes in value associated with these investments do not impact the Company's Statement of Operations. In addition, fees earned by the Company related to the

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

management of most separate account assets classified as Level 3 do not change due to changes in the fair value of these investments. Quantitative information about significant internally-priced Level 3 separate account assets is as follows:

Real Estate and Other Invested Assets - Separate account assets include $6.7 million and $6.2 million of investments in real estate as of December 31, 2013 and December 31, 2012, respectively, that are classified as Level 3 and reported at fair value which is determined by the Company's equity in net assets of the entities. Fair value estimates of real estate are based on property appraisal reports prepared by independent real estate appraisers. Key inputs and assumptions to the appraisal process include rental income and expense amounts, related growth rates, discount rates and capitalization rates. Because of the subjective nature of inputs and the judgment involved in the appraisal process, real estate investments are typically included in the Level 3 Classification. Key unobservable inputs to real estate valuation include capitalization rates, which ranged from 5.00% to 10.00% (6.82% weighted average) as of December 31, 2013 and 5.50% to 9.50% (7.30% weighted average) as of December 31, 2012 and discount rates which ranged from 6.75% to 11.00% (7.90% weighted average) as of December 31, 2013 and 7.00% to 11.50% (8.30% weighted average) as of December 31, 2012.

Valuation Process for Fair Value Measurements Categorized within Level 3 - The Company has established an internal control infrastructure over the valuation of financial instruments that requires ongoing oversight by its various Business Groups. These management control functions are segregated from the trading and investing functions. For invested assets, the Company has established oversight teams, often in the form of Pricing Committees within each asset management group. The teams, which typically include representation from investment, accounting, operations, legal and other disciplines are responsible for overseeing and monitoring the pricing of the Company's investments and performing periodic due diligence reviews of independent pricing services. An actuarial valuation team oversees the valuation of optional living benefit features of the Company's variable annuity contracts.

The Company has also established policies and guidelines that require the establishment of valuation methodologies and consistent application of such methodologies. These policies and guidelines govern the use of inputs and price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of investment prices against market activity or indicators of reasonableness, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. For optional living benefit features of the Company's variable annuity products, the actuarial valuation unit periodically performs baseline testing of contract input data and actuarial assumptions are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data, such as available industry studies. The valuation policies and guidelines are reviewed and updated as appropriate.

Within the trading and investing functions, the Company has established policies and procedures that relate to the approval of all new transaction types, transaction pricing sources and fair value hierarchy coding within the financial reporting system. For variable annuity product changes or new launches of optional living benefit features, the actuarial valuation unit validates input logic and new product features and agrees new input data directly to source documents.

Changes in Level 3 assets and liabilities - The following tables provide summaries of the changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods.

                                                                               Year Ended December 31, 2013
                                                             -------------------------------------------------------------------
                                                             Fixed Maturities - Available For Sale
                                                             ------------------------------------
                                                                                                       Trading         Equity
                                                                                                   Account Assets -  Securities,
                                                                Corporate         Asset-Backed          Equity      Available for
                                                                Securities         Securities         Securities        Sale
                                                              ----------------    --------------   ---------------- -------------
                                                                                      (in thousands)
Fair Value, beginning of period assets/(liabilities)         $          6,073    $       18,301      $      1,390    $     1,067
  Total gains (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                               (87)                -                 -            483
    Asset management fees and other income                                  -                 -               109              -
    Interest credited to policyholders' account balances                    -                 -                 -              -
    Included in other comprehensive income (loss)                         (95)               86                 -             11
  Net investment income                                                    36               244                 -              -
  Purchases                                                               352            12,016                 -              -
  Sales                                                                    (1)                -           (1,499)         (1,482)
  Issuances                                                                 -                 -                 -              -
  Settlements                                                            (975)           (5,109)                -              -
  Transfers into Level 3 (2)                                                -                 -                 -              -
  Transfers out of Level 3 (2)                                           (941)           (7,518)                -              -
  Other (4)                                                                 -            (1,997)                -              -
                                                              ----------------    --------------     ------------    -----------
Fair Value, end of period assets/(liabilities)               $          4,362    $       16,023      $          -    $        79
                                                              ================    ==============     ============    ===========

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

                                                                         Year Ended December 31, 2013
                                                     ---------------------------------------------------------------------
                                                     Fixed Maturities - Available For Sale
                                                     -------------------------------------
                                                                                               Trading          Equity
                                                                                           Account Assets -   Securities,
                                                        Corporate         Asset-Backed          Equity       Available for
                                                        Securities         Securities         Securities         Sale
                                                     ----------------  ------------------  ---------------- ---------------
                                                                                (in thousands)
Unrealized gains (losses) for the period relating
 to those
 Level 3 assets that were still held at the end
   of the period (3):
   Included in earnings:
    Realized investment gains (losses), net           $            -     $            -     $           -    $           -
    Asset management fees and other income            $            -     $            -     $          25    $           -

                                                                         Year Ended December 31, 2013
                                                     ---------------------------------------------------------------------
                                                     Receivables from
                                                       Parents and          Separate        Future Policy        Other
                                                        Affiliates     Account Assets (1)      Benefits     Liabilities (5)
                                                     ----------------  ------------------  ---------------- ---------------
                                                                                (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                                 $          998     $        6,201     $    (116,673)   $      85,164
 Total gains (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                        -                  -           204,349         (169,386)
    Asset management fees and other income                         -                  -                 -                -
    Interest credited to policyholders' account
     balances                                                      -                491                 -                -
   Included in other comprehensive income (loss)                  (9)                 -                 -                -
 Net investment income                                             -                  -                 -                -
 Purchases                                                     3,648                  -                 -           40,882
 Sales                                                        (2,497)                 -                 -                -
 Issuances                                                         -                  -           (49,486)               -
 Settlements                                                       -                  -                 -                -
 Transfers into Level 3 (2)                                        -                  -                 -                -
 Transfers out of Level 3 (2)                                   (999)                 -                 -                -
 Other (4)                                                     1,997                  -                 -                -
                                                      --------------     --------------     -------------    -------------
Fair Value, end of period assets/(liabilities)        $        3,138     $        6,692     $      38,190    $     (43,340)
                                                      ==============     ==============     =============    =============
Unrealized gains (losses) for the period relating
 to those
 Level 3 assets that were still held at the end
   of the period (3):
   Included in earnings:
    Realized investment gains (losses), net           $            -     $            -     $     202,622    $    (168,474)
    Asset management fees and other income            $            -     $            -     $           -    $           -
    Interest credited to policyholders' account
     balances                                         $            -     $          491     $           -    $           -

                                                                            Year Ended December 31, 2012
                                                     -------------------------------------------------------------------------
                                                        Fixed Maturities Available For Sale
                                                     -----------------------------------------
                                                                                   Commercial       Trading         Equity
                                                                                   mortgage-    Account Assets -  Securities,
                                                      Corporate     Asset-Backed     backed          Equity      Available for
                                                      Securities     Securities    securities      Securities        Sale
                                                     ------------  -------------  ------------  ---------------- -------------
                                                                                   (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                                $      1,755  $      18,627  $          -    $      1,569   $       1,144
 Total gains (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                  (468)            76             -               -            (122)
    Asset management fees and other income                      -              -             -            (179)              -
   Included in other comprehensive income (loss)              116            355          (128)              -              45
 Net investment income                                          8            337             1               -               -
 Purchases                                                  4,704          5,302             -               -               -
 Sales                                                        (30)             -             -               -               -
 Issuances                                                      -              -             -               -               -
 Settlements                                               (1,814)        (6,142)       (2,496)              -               -
 Transfers into Level 3 (2)                                 4,826            200         2,623               -               -
 Transfers out of Level 3 (2)                              (3,024)          (454)            -               -               -
                                                     ------------  -------------  ------------    ------------   -------------
Fair Value, end of period assets/(liabilities)       $      6,073  $      18,301  $          -    $      1,390   $       1,067
                                                     ============  =============  ============    ============   =============
Unrealized gains (losses) for the period relating
 to those
 Level 3 assets that were still held at the end
   of the period (3):
   Included in earnings:
    Realized investment gains (losses), net          $          -  $           -  $          -    $          -   $           -
    Asset management fees and other income           $          -  $           -  $          -    $       (179)  $           -
    Interest credited to policyholders' account
     balances                                        $          -  $           -  $          -    $          -   $           -

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

                                                                            Year Ended December 31, 2012
                                                     --------------------------------------------------------------------------
                                                     Other Long-                  Receivables                         Future
                                                        Term      Reinsurance     from Parents       Separate         Policy
                                                     Investments  Recoverables   and Affiliates Account Assets (1)   Benefits
                                                     ----------- --------------- -------------- ------------------ ------------
                                                                                   (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                                 $      18  $        53,677 $           -     $      5,995    $    (76,996)
 Total gains (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                 (18)           1,491             -                -          (1,562)
    Asset management fees and other income                    -                -             -                -               -
    Interest credited to policyholders' account
     balances                                                 -                -             -              206               -
   Included in other comprehensive income (loss)              -                -            (2)               -               -
 Net investment income                                        -                -             -                -               -
 Purchases                                                    -           29,997         1,000                -               -
 Sales                                                        -                -             -                -               -
 Issuances                                                    -                -             -                -         (38,115)
 Settlements                                                  -                -             -                -               -
 Transfers into Level 3 (2)                                   -                -             -                -               -
 Transfers out of Level 3 (2)                                 -                -             -                -               -
                                                      ---------  --------------- -------------     ------------    ------------
Fair Value, end of period assets/(liabilities)        $       -  $        85,165 $         998     $      6,201    $   (116,673)
                                                      =========  =============== =============     ============    ============
Unrealized gains (losses) for the period relating
 to those
 Level 3 assets that were still held at the end
   of the period (3):
   Included in earnings:
    Realized investment gains (losses), net           $       -  $         2,126 $           -     $          -    $     (2,670)
    Asset management fees and other income            $       -  $             - $           -     $          -    $          -
    Interest credited to policyholders' account
     balances                                         $       -  $             - $           -     $        206    $          -

                                                                          Year Ended December 31, 2011
                                                     ----------------------------------------------------------------------
                                                        Fixed Maturities Available For Sale
                                                     -----------------------------------------
                                                                                   Commercial      Equity
                                                                                   Mortgage-     Securities,   Other Long-
                                                      Corporate     Asset-Backed     Backed     Available for     Term
                                                      Securities     Securities    Securities       Sale       Investments
                                                     ------------  -------------  ------------  ------------- -------------
                                                                                 (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                                $      3,636  $      16,619  $          -  $        255  $           -
 Total gains (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                     2              -             -          (516)            18
    Asset management fees and other income                      -              -             -             -              -
   Included in other comprehensive income (loss)              (96)          (121)            -           398              -
 Net investment income                                         59            256             -             -              -
 Purchases                                                  1,300         11,089         5,019         1,000              -
 Sales                                                        (99)             -             -             -              -
 Issuances                                                     73              -             -             -              -
 Settlements                                                 (148)        (5,251)            -             -              -
 Transfers into Level 3 (2)                                   900              -             -         1,536              -
 Transfers out of Level 3 (2)                              (3,872)        (3,965)       (5,019)            -              -
 Other (4)                                                      -              -             -        (1,529)             -
                                                     ------------  -------------  ------------  ------------  -------------
Fair Value, end of period assets/(liabilities)       $      1,755  $      18,627  $          -  $      1,144  $          18
                                                     ============  =============  ============  ============  =============
Unrealized gains (losses) for the period relating
 to those
 Level 3 assets that were still held at the end
   of the period (3):
   Included in earnings:
    Realized investment gains (losses), net          $          -  $           -  $          -  $       (454) $           -
    Asset management fees and other income           $          -  $           -  $          -  $          -  $           -
    Interest credited to policyholders' account
     balances                                        $          -  $           -  $          -  $          -  $           -

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


                                                                             Year Ended December 31, 2011
                                                     ----------------------------------------------------------------------------
                                                                                                                  Other Trading
                                                                      Receivables     Separate                   Account Assets -
                                                      Reinsurance     from Parents    Account     Future Policy       Equity
                                                      Recoverables   and Affiliates  Assets (1)     Benefits        Securities
                                                     --------------  -------------- ------------ --------------  ----------------
                                                                                    (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                                $       11,108  $       5,888         5,393 $       41,316    $          -
 Total gains (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                 (25,919)             -             -        (94,684)              -
    Asset management fees and other income                        -              -             -              -              40
    Interest credited to policyholders' account
     balances                                                     -                          602              -               -
   Included in other comprehensive income (loss)                  -            (13)            -              -               -
   Net investment income                                          -              -             -              -               -
   Purchases                                                 68,488            104             -        (23,628)              -
   Sales                                                          -              -             -              -               -
   Issuances                                                      -              -             -              -               -
   Settlements                                                    -              -             -              -               -
   Transfers into Level 3 (2)                                     -              -             -              -               -
   Transfers out of Level 3 (2)                                   -         (5,979)            -              -               -
   Other (4)                                                      -              -             -              -           1,529
                                                     --------------  -------------  ------------ --------------    ------------
Fair Value, end of period assets/(liabilities)       $       53,677  $           -  $      5,995 $      (76,996)   $      1,569
                                                     ==============  =============  ============ ==============    ============
Unrealized gains (losses) for the period relating
 to those
 Level 3 assets that were still held at the end
   of the period (3):
   Included in earnings:
    Realized investment gains (losses), net          $       18,797  $           -  $          - $      (94,098)   $          -
    Asset management fees and other income           $            -  $           -  $          - $            -    $          -
    Interest credited to policyholders' account
     balances                                        $            -  $           -  $        602 $            -    $          -

(1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Statements of Financial Position.
(2)Transfers into or out of Level 3 are generally reported as the value as of the beginning of the quarter in which the transfer occurs.
(3)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.
(4)Other primarily represents reclasses of certain assets between reporting categories.
(5)Reinsurance of variable annuity living benefit features classified as "Reinsurance Recoverables" at December 31, 2012, were reclassified to "Other Liabilities" - at December 31, 2013 as they were in a net liability position.

Transfers - Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets that the Company is able to validate.

For the year ended December 31, 2011 the majority of the Equity Securities Available for Sale transfers into Level 3 were due to the determination that the pricing inputs for perpetual preferred stocks provided by third party pricing services were primarily based on indicative broker quotes which could not always be verified against directly observable market information. Perpetual preferred stocks were included in Equity Securities Available for Sale and subsequently transferred to Trading Account Assets.

Fair Value of Financial Instruments

The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value.

                                                                      December 31, 2013                     December 31, 2012
                                                     ---------------------------------------------------- ---------------------
                                                                                                Carrying              Carrying
                                                                    Fair Value                 Amount (1) Fair Value   Amount
                                                     ----------------------------------------- ---------- ---------- ----------
                                                     Level 1   Level 2    Level 3     Total      Total      Total      Total
                                                     -------- ---------- ---------- ---------- ---------- ---------- ----------
                                                                             (in thousands)
Assets:
   Commercial mortgage and other loans               $      - $        - $  297,317 $  297,317 $  292,532 $  237,932 $  221,728
   Policy loans                                             -          -    176,885    176,885    176,885    254,824    173,622
   Other long term investments                              -          -        744        744        658        430        388
   Cash and cash equivalents                            1,091     25,551          -     26,642     26,642        822        822
   Accrued investment income                                -     15,024          -     15,024     15,024     15,782     15,782
   Receivables from parents and affiliates                  -     23,198          -     23,198     23,090     20,462     20,284
   Other assets                                             -      3,941          -      3,941      3,941      4,886      4,887
                                                     -------- ---------- ---------- ---------- ---------- ---------- ----------
    Total assets                                     $  1,091 $   67,714 $  474,946 $  543,751 $  538,772 $  535,138 $  437,513
                                                     ======== ========== ========== ========== ========== ========== ==========

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

                                                                          December 31, 2013                December 31, 2012
                                                             -------------------------------------------- -------------------
                                                                                                Carrying             Carrying
                                                                        Fair Value             Amount (1) Fair Value  Amount
                                                             --------------------------------- ---------- ---------- --------
                                                             Level 1 Level 2  Level 3  Total     Total      Total     Total
                                                             ------- -------- ------- -------- ---------- ---------- --------
                                                                                 (in thousands)
Liabilities:
   Policyholders' Account Balances - Investment Contracts      $ -   $130,026 $10,956 $140,982  $143,294   $133,268  $134,119
   Cash collateral for loaned securities                         -      4,081       -    4,081     4,081      2,134     2,134
   Short-term debt                                               -     24,569       -   24,569    24,000     24,377    24,000
   Long-term debt                                                -    100,677       -  100,677    93,000     86,785    85,000
   Payables to parent and affiliates                             -      4,607       -    4,607     4,607      2,470     2,470
   Other liabilities                                             -     48,662       -   48,662    48,662     35,792    35,792
                                                               ---   -------- ------- --------  --------   --------  --------
    Total liabilities                                          $ -   $312,622 $10,956 $323,578  $317,644   $284,826  $283,515
                                                               ===   ======== ======= ========  ========   ========  ========

(1)Carrying values presented herein differ from those in the Company's Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments. Financial statement captions excluded from the above table are not considered financial instruments.

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.

Commercial Mortgage and Other Loans

The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate plus an appropriate credit spread for similar quality loans. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology.

Policy Loans

During the fourth quarter of 2013, the Company changed the valuation technique used to fair value policy loans. For the period ended December 31, 2013, the fair value of policy loans was determined by discounting expected cash flows at the current loan coupon rate. As a result the carrying value of the policy loans approximates the fair value for the year ended December 31, 2013. Prior to this change, the fair value of U.S. insurance policy loans was calculated by discounting expected cash flows based upon current U.S. Treasury rates and historical loan repayment patterns.

Other Long-term Investments

Other long-term investments include investments in joint ventures and limited partnerships. The estimated fair values of these cost method investments are generally based on the Company's share of the net asset value ("NAV") as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments. For the year end December 31, 2013 and 2012, no such adjustments were made.

Cash, Accrued Investment Income, Receivables from Parent and Affiliates and Other Assets

The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash, accrued investment income, and other assets that meet the definition of financial instruments, including receivables, such as unsettled trades and accounts receivable. Also included in receivables from parents and affiliates is an affiliated note whose fair value is determined in the same manner as the underlying debt described below under "Short-Term and Long-Term Debt".

Policyholders' Account Balances - Investment Contracts

Only the portion of policyholders' account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are derived using discounted projected cash flows based on interest rates that are representative of the Company's financial strength ratings, and hence reflect the Company's own non-performance risk. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.

Cash Collateral for Loaned Securities

This represents the collateral received or paid in connection with loaning or borrowing securities, similar to the securities sold under agreement to repurchase below. For these transactions, the carrying value of the related asset/liability approximates fair value as they equal the amount of cash collateral received/paid.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Short-Term and Long-Term Debt

The fair value of short-term and long-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. These fair values consider the Company's own non-performance risk. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For commercial paper issuances and other debt with a maturity of less than 90 days, the carrying value approximates fair value.

Other Liabilities and Payables to Parent and Affiliates

Other liabilities and payables to parent and affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.

11.  DERIVATIVE INSTRUMENTS

Types of Derivative Instruments and Derivative Strategies

Interest Rate Contracts

Interest rate swaps are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it owns or anticipates acquiring or selling. Swaps may be attributed to specific assets or liabilities or may be used on a portfolio basis. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date.

Equity Contracts

Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.

Foreign Exchange Contracts

Currency derivatives, including currency swaps, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.

Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

Credit Contracts

Credit derivatives are used by the Company to enhance the return on the Company's investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company can sell credit protection on an identified name, and in return receive a quarterly premium. With credit default derivatives, this premium or credit spread generally corresponds to the difference between the yield on the referenced name's public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security or pay the referenced amount less the auction recovery rate. See credit derivatives written section for discussion of guarantees related to credit derivatives written. In addition to selling credit protection, the Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio.

Embedded Derivatives

The Company sells variable annuity products, which may include guaranteed benefit features that are accounted for as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these benefit features to an affiliate, Pruco Re. The embedded

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value. These embedded derivatives are marked to market through "Realized investment gains (losses), net" based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 10.

The fair value of the living benefit feature embedded derivatives included in "Future policy benefits" was an asset of $38 million and a liability of $117 million as of December 31, 2013 and December 31, 2012, respectively. The fair value of the embedded derivatives related to the reinsurance of certain of these benefits to Pruco Re included in "Reinsurance recoverables" was a liability of $43 million and an asset of $85 million as of December 31, 2013 and December 31, 2012, respectively.

The Company has invested in fixed maturities in the past that, in addition to a stated coupon, provided a return based upon the results of an underlying portfolio of fixed income investments and related investment activity. The Company accounted for these investments as available-for-sale fixed maturities containing embedded derivatives. Such embedded derivatives are marked to market through "Realized investment gains (losses), net," based upon the change in value of the underlying portfolio.

The table below provides a summary of the gross notional amount and fair value of derivatives contracts used in a non-broker-dealer capacity, excluding embedded derivatives which are recorded with the associated host, by the primary underlying. Many derivative instruments contain multiple underlyings.

                                                          December 31, 2013                  December 31, 2012
                                                  --------------------------------- ------------------------------------
                                                                 Gross Fair Value                      Gross Fair Value
                                                    Notional   --------------------       Notional   ---------------------
              Primary Underlying                     Amount     Assets  Liabilities        Amount     Assets   Liabilities
------------------------------------------------  ------------------------------------------------------------------------

                                                                              (in thousands)
Derivatives Designated as Hedge Accounting
 Instruments:
  Currency/Interest Rate
  Currency Swaps                                  $     41,256 $      - $  (3,328)      $     22,332 $       7 $   (1,330)
                                                  ------------ -------- -----------     ------------ --------- -----------
Total Qualifying Hedges                           $     41,256 $      - $  (3,328)      $     22,332 $       7 $   (1,330)
                                                  ============ ======== ===========     ============ ========= ===========
Derivatives Not Qualifying as Hedge Accounting
 Instruments:
  Interest
  Interest Rate Swaps                             $     57,200 $  3,443 $        -      $     57,200 $   9,353 $         -
  Credit
  Credit Default Swaps                                   9,275       15      (499)             9,275       614       (369)
  Currency/Interest Rate
  Currency Swaps                                        10,370        -      (556)             9,115         -       (836)
  Equity
  Equity Options                                     1,870,001    1,666      (742)         1,870,001    14,354     (9,555)
                                                  ------------ -------- -----------     ------------ --------- -----------
Total Non-Qualifying Hedges                          1,946,846    5,124    (1,797)         1,945,591    24,321    (10,760)
                                                  ============ ======== ===========     ============ ========= ===========
Total Derivatives (1)                             $  1,988,102 $  5,124 $  (5,125)      $  1,967,923 $  24,328 $  (12,090)
                                                  ============ ======== ===========     ============ ========= ===========

  (1)Excludes embedded derivatives which contain multiple underlyings. The fair value of these embedded derivatives was an asset of $38 million and a liability of $119 million as of December 31, 2013 and December 31, 2012, respectively, included in "Future policy benefits" and "Fixed maturities, available-for-sale."

Offsetting Assets and Liabilities

The following table presents recognized derivative instruments (including bifurcated embedded derivatives), and repurchase and reverse repurchase agreements, that are offset in the balance sheet, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the balance sheet.

                                                                     December 31, 2013
                                                -----------------------------------------------------------
                                                                Gross          Net
                                                   Gross       Amounts       Amounts
                                                Amounts of  Offset in the Presented in
                                                Recognized  Statement of  the Statement  Financial
                                                 Financial    Financial   of Financial  Instruments/  Net
                                                Instruments   Position      Position     Collateral  Amount
                                                ----------- ------------- ------------- ------------ ------
                                                                      (in thousands)
Offsetting of Financial Assets:
Derivatives                                       $ 5,124      $(5,124)      $     -      $      -    $ -
Securities purchased under agreement to resell     25,551            -        25,551       (25,551)     -
                                                  -------      -------       -------      --------    ---
Total Assets                                      $30,675      $(5,124)      $25,551      $(25,551)   $ -
                                                  =======      =======       =======      ========    ===
Offsetting of Financial Liabilities:
Derivatives                                       $ 5,125      $(5,124)      $     1      $      -    $ 1
Securities sold under agreement to repurchase           -            -             -             -      -
                                                  -------      -------       -------      --------    ---
Total Liabilities                                 $ 5,125      $(5,124)      $     1      $      -    $ 1
                                                  =======      =======       =======      ========    ===

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

                                                                             December 31, 2012
                                                ---------------------------------------------------------------------------
                                                                   Gross            Net
                                                    Gross         Amounts         Amounts
                                                 Amounts of    Offset in the   Presented in
                                                 Recognized    Statement of    the Statement    Financial
                                                  Financial      Financial     of Financial    Instruments/       Net
                                                 Instruments     Position        Position       Collateral       Amount
                                                ------------- ---------------  ------------- ---------------  -------------
                                                                              (in thousands)
Offsetting of Financial Assets:
Derivatives                                     $      24,193 $       (12,090) $      12,103 $             -  $      12,103
Securities purchased under agreement to resell         49,774               -         49,774         (49,774)             0
                                                ------------- ---------------  ------------- ---------------  -------------
Total Assets                                    $      73,967 $       (12,090) $      61,877 $      (49,774)  $      12,103
                                                ============= ===============  ============= ===============  =============
Offsetting of Financial Liabilities:
Derivatives                                     $      12,090 $       (12,090) $           - $             -  $           -
Securities sold under agreement to repurchase               -               -              -               -              -
                                                ------------- ---------------  ------------- ---------------  -------------
Total Liabilities                               $      12,090 $      (12,090)  $           - $             -  $           -
                                                ============= ===============  ============= ===============  =============

For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see "Credit Risk" below. For securities purchased under agreements to resell and securities sold under agreements to repurchase, the Company monitors the value of the securities and maintains collateral, as appropriate, to protect against credit exposure. Where the Company has entered into repurchase and resale agreements with the same counterparty, in the event of default, the Company would generally be permitted to exercise rights of offset. For additional information on the Company's accounting policy for securities repurchase and resale agreements, see Note 2 to the Company's Financial Statements.

Cash Flow Hedges

The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, equity or embedded derivatives in any of its cash flow hedge accounting relationships.

The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship:

                                                   Year Ended December 31, 2013
                                    ---------------------------------------------------------
                                                                                    Accumulated
                                       Realized            Net                         Other
                                      Investment        Investment     Other       Comprehensive
                                    Gains/(Losses)        Income       Income        Income(1)
                                    ----------------    -----------    --------    --------------
                                                          (in thousands)
Derivatives Designated as
Hedging Instruments:
Cash flow hedges
  Currency/Interest Rate        $                -  $           64 $     (301) $          (1,730)
                                    --------------      ----------     ------      -------------
  Total cash flow hedges                         -              64       (301)            (1,730)
                                    --------------      ----------     ------      -------------
Derivatives Not Qualifying as
Hedging Instruments:
  Interest Rate                             (4,050)              -          -                  -
  Currency                                       -               -          -                  -
  Currency/Interest Rate                      (110)              -         12                  -
  Credit                                    (1,016)              -          -                  -
  Equity                                    (3,875)              -          -                  -
  Embedded Derivatives                      27,755               -          -                  -
                                    --------------      ----------     ------      -------------
  Total non-qualifying hedges               18,704               -         12                  -
                                    --------------      ----------     ------      -------------
  Total                         $           18,704  $           64 $     (289) $          (1,730)
                                    ==============      ==========     ======      =============

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


                                                   Year Ended December 31, 2012
-                                   ----------------------------------------------------------
                                                                                     Accumulated
                                       Realized            Net                          Other
                                      Investment        Investment      Other       Comprehensive
                                    Gains/(Losses)        Income        Income        Income(1)
                                    --------------------------------    --------    --------------
                                                          (in thousands)
Derivatives Designated as
Hedging Instruments:
Cash flow hedges
  Currency/Interest Rate        $                -  $           23  $        8  $            (697)
                                    --------------      ----------      ------      -------------
  Total cash flow hedges                         -              23           8               (697)
                                    --------------      ----------      ------      -------------
Derivatives Not Qualifying as
Hedging Instruments:
  Interest Rate                              2,648               -           -                  -
  Currency                                       2               -           -                  -
  Currency/Interest Rate                      (147)              -          (6)                 -
  Credit                                      (285)              -           -                  -
  Equity                                      (211)              -           -                  -
  Embedded Derivatives                      (7,631)              -           -                  -
                                    --------------      ----------      ------      -------------
  Total non-qualifying hedges               (5,624)              -          (6)                 -
                                    --------------      ----------      ------      -------------
  Total                         $           (5,624) $           23  $        2  $            (697)
                                    ==============      ==========      ======      =============

                                                   Year Ended December 31, 2011
-                                   ----------------------------------------------------------
                                                                                     Accumulated
                                       Realized            Net                          Other
                                      Investment        Investment      Other       Comprehensive
                                    Gains/(Losses)        Income        Income        Income(1)
                                    --------------------------------    --------    --------------
                                                          (in thousands)
Derivatives Designated as
Hedging Instruments:
Cash flow hedges
  Currency/Interest Rate        $                -  $          (41) $        2  $             471
                                    --------------      ----------      ------      -------------
  Total cash flow hedges                         -             (41)          2                471
                                    --------------      ----------      ------      -------------
Derivatives Not Qualifying as
Hedging Instruments:
  Interest Rate                              9,402               -           -                  -
  Currency                                       -               -           -                  -
  Currency/Interest Rate                      (181)              -           -                  -
  Credit                                        68               -           -                  -
  Equity                                         -               -           -                  -
  Embedded Derivatives                    (121,599)              -           -                  -
                                    --------------      ----------      ------      -------------
  Total non-qualifying hedges             (112,310)              -           -                  -
                                    --------------      ----------      ------      -------------
  Total                         $         (112,310) $          (41) $        2  $             471
                                    ==============      ==========      ======      =============

  (1)Amounts deferred in "Accumulated other comprehensive income (loss)."

For the years ended December 31, 2013, 2012 and 2011, the ineffective portion of derivatives accounted for using hedge accounting was not material to the Company's results of operations and there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.

Presented below is a roll forward of current period cash flow hedges in "Accumulated other comprehensive income (loss)" before taxes:

                                                                                       (in thousands)
                                                                                     ----------------
Balance, December 31, 2010                                                                    $(1,100)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2011            (7,152)
Amount reclassified into current period earnings                                                7,622
                                                                                     ----------------
Balance, December 31, 2011                                                                       (630)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2012              (666)
Amount reclassified into current period earnings                                                  (31)
                                                                                     ----------------

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

                                                                                       (in thousands)
                                                                                     ----------------
Balance, December 31, 2012                                                                    $(1,327)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2013            (1,493)
Amount reclassified into current period earnings                                                 (237)
                                                                                     ----------------
Balance, December 31, 2013                                                                    $(3,057)
                                                                                     ================

As of December 31, 2013 and 2012, the Company did not have any qualifying cash flow hedges of forecasted transactions other than those related to the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments. The maximum length of time for which these variable cash flows are hedged is 14 years. Income amounts deferred in "Accumulated other comprehensive income (loss)" as a result of cash flow hedges are included in "Net unrealized investment gains (losses)" in the Statements of Equity.

Credit Derivatives

The Company has no exposure from credit derivatives where it has written credit protection as of December 31, 2013 and December 31, 2012.

The Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio. As of December 31, 2013 and December 31, 2012, the Company had $9 million of outstanding notional amounts, reported at fair value as a liability of less than $1 million for both periods.

Prior to disposal in the fourth quarter of 2013, the Company held certain externally-managed investments in the European market which contained embedded derivatives. Their fair values were primarily driven by changes in credit spreads. These investments were medium-term notes that were collateralized by investment portfolios primarily consisting of investment grade European fixed income securities, including corporate bonds and asset-backed securities, and derivatives, as well as varying degrees of leverage. The notes had a stated coupon and provided a return based on the performance of the underlying portfolios and the level of leverage. The Company invested in these notes to earn a coupon through maturity, consistent with its investment purpose for other debt securities. The notes were accounted for under U.S. GAAP as available-for-sale fixed maturity securities with bifurcated embedded derivatives (total return swaps). Changes in the value of the fixed maturity securities were reported in Equity under the heading "Accumulated Other Comprehensive Income (Loss)" and changes in the market value of the embedded total return swaps are included in current period earnings in "Realized investment gains (losses), net." The Company's maximum exposure to loss from these investments was $7 million on December 31, 2012. The fair value of the embedded derivatives included in "Fixed maturities, available-for-sale" was a liability of $2 million on December 31, 2012.

Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by our counterparty to financial derivative transactions.

The Company has credit risk exposure to an affiliate, Prudential Global Funding, LLC ("PGF"), related to its OTC derivative transactions. PGF manages credit risk with external counterparties by entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties, and by obtaining collateral where appropriate, see Note 13. Additionally, limits are set on single party credit exposures which are subject to periodic management review.

Under fair value measurements, the Company incorporates the market's perception of its own and the counterparty's non-performance risk in determining the fair value of the portion of its OTC derivative assets and liabilities that are uncollateralized. Credit spreads are applied to the derivative fair values on a net basis by counterparty. To reflect the Company's own credit spread a proxy based on relevant debt spreads is applied to OTC derivative net liability positions. Similarly, the Company's counterparty's credit spread is applied to OTC derivative net asset positions.

12.  COMMITMENTS, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS

Commitments

The Company has made commitments to fund $3 million of commercial loans as of December 31, 2013. The Company also made commitments to purchase or fund investments, mostly private fixed maturities, of $757 thousand as of December 31, 2013.

Contingent Liabilities

On an ongoing basis, the Company's internal supervisory and control functions review the quality of sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the costs of such remediation, administrative costs and regulatory fines.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see "Litigation and Regulatory Matters" below.

It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company's financial position.

Litigation and Regulatory Matters

The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In some of the pending legal and regulatory actions, plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company's pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain. The following is a summary of certain pending proceedings.

The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed, including matters discussed below. As of December 31, 2013, the aggregate range of reasonably possible losses in excess of accruals established is not currently estimable. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.

In January 2013, a qui tam action on behalf of the State of Florida, Total Asset Recovery Services v. Met Life Inc., et al., Manulife Financial Corporation, et. al., Prudential Financial, Inc., The Prudential Insurance Company of America, and Prudential Insurance Agency, LLC., filed in the Circuit Court of Leon County, Florida, was served on Prudential Insurance. The complaint alleges that Prudential Insurance failed to escheat life insurance proceeds to the State of Florida in violation of the Florida False Claims Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs. In March 2013, the Company filed a motion to dismiss the complaint. In August 2013, the court dismissed the complaint with prejudice. In September 2013, plaintiff filed an appeal with Florida's Circuit Court of the Second Judicial Circuit in Leon County.

In January 2012, a Global Resolution Agreement entered into by the Company and a third party auditor became effective upon its acceptance by the unclaimed property departments of 20 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File ("SSMDF") to identify deceased insureds and contractholders where a valid claim has not been made. In February 2012, a Regulatory Settlement Agreement entered into by the Company to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires the Company to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Substantially all other jurisdictions that are not signatories to the Global Resolution Agreement or the Regulatory Settlement Agreement have entered into similar agreements with the Company.

The Company is one of several companies subpoenaed by the New York Attorney General regarding its unclaimed property procedures. Additionally, the New York State Department of Financial Services ("NYDFS") has requested that 172 life insurers (including the Company) provide data to the NYDFS regarding use of the SSMDF. The New York Office of Unclaimed Funds is conducting an audit of the Company's compliance with New York's unclaimed property laws. In February 2012, the Massachusetts Office of the Attorney General requested information regarding the Company's unclaimed property procedures. In December 2013, this matter was closed without prejudice. In May 2013, the Company entered into a settlement agreement with the Minnesota Department of Commerce, Insurance Division, which requires the Company to take additional steps to identify deceased insureds and contract holders where a valid claim has not been made.

The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company's results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of the Company's litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company's financial

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company's financial position.

13.  RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

Expense Charges and Allocations

Many of the Company's expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses include allocations of stock compensation expenses related to a stock option program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock option program was less than $1 million for each of the years ended December 31, 2013, 2012 and 2011. The expense charged to the Company for the deferred compensation program was $1 million for each of the years ended December 31, 2013, 2012 and 2011.

The Company is charged for its share of employee benefits expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final group earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during career. The Company's share of net expense for the pension plans was $2 million for each of the years ended December 31, 2013, 2012 and 2011.

Prudential Insurance sponsors voluntary savings plans for its employee's 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company's expense for its share of the voluntary savings plan was $1 million for each of the years ended December 31, 2013, 2012 and 2011.

The Company is charged distribution expenses from Prudential Insurance's agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement.

The Company pays commissions and certain other fees to Prudential Annuities Distributors, Incorporated ("PAD") in consideration for PAD's marketing and underwriting of the Company's products. Commissions and fees are paid by PAD to broker-dealers who sell the Company's products. Commissions and fees paid by the Company to PAD were $75 million, $106 million and $95 million during the years ended December 31, 2013, 2012 and 2011, respectively.

Corporate Owned Life Insurance

The Company has sold two Corporate Owned Life Insurance, or "COLI", policies to Prudential Insurance and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI contracts was $1,344 million at December 31, 2013 and $1,195 million at December 31, 2012. Fees related to these COLI policies were $22 million, $16 million and $16 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Derivative Trades

In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF.

Reinsurance with Affiliates

The Company participates in reinsurance with its affiliates PARCC, Pruco Re, PAR TERM and PAR U, and its parent companies, Pruco Life and Prudential Insurance, in order to provide risk diversification, additional capacity for future growth and limit the maximum net loss potential. The Company is not relieved of its primary obligation to the policyholder as a result of these agreements.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Reinsurance amounts included in the Company's Statements of Financial Position at December 31, were as follows:

                                           December 31,   December 31,
                                               2013           2012
                                          -------------- --------------
                                                 (in thousands)
Reinsurance recoverables                  $      999,240 $      870,122
Policy loans                                    (12,340)       (13,368)
Deferred policy acquisition costs              (207,517)      (150,019)
Other liabilities (reinsurance payables)          76,499         36,704

The reinsurance recoverables by counterparty is broken out below.

                                     Reinsurance Recoverables
                                -----------------------------------
                                December 31, 2013 December 31, 2012
                                ----------------- -----------------
                                          (in thousands)
PARCC                             $    482,633      $    442,720
PAR TERM                                82,322            50,283
Prudential Insurance                    28,457            23,766
PAR U                                  397,776           261,318
Pruco Life                               6,008             5,287
Pruco Re (1)                                50            85,203
Unaffiliated                             1,994             1,545
                                  ------------      ------------
Total reinsurance recoverables    $    999,240      $    870,122
                                  ============      ============

(1)December 31, 2013 excludes $43 million reclassed to other liabilities due to mark-to-market impact discussed above.

Reinsurance amounts, excluding investment gains (losses) on affiliated asset transfers, included in the Company's Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, were as follows:

                                                                             2013           2012           2011
                                                                        -------------- -------------- --------------
                                                                                       (in thousands)
Premiums                                                                $    (171,885) $    (160,286) $    (151,808)
Policy charges and fee income                                                 (82,947)       (59,836)       (48,357)
Net investment income                                                            (504)          (152)              -
Other income                                                                         -          1,807              -
Interest credited to policyholders' account balance                           (10,443)        (4,000)              -
Policyholders' benefits                                                      (205,283)      (170,293)      (164,306)
Reinsurance expense allowances, net of capitalization and amortization        (28,840)       (26,693)       (20,469)
Realized investment gains (losses) net                                       (176,902)        (1,620)       (26,567)

Pruco Life

The company reinsures certain variable COLI and PDI policies with Pruco Life.

PARCC

The Company reinsures 90% of the risks under its term life insurance policies, with effective dates prior to January 1, 2010, through an automatic coinsurance agreement with PARCC.

PAR TERM

The Company reinsures 95% of the risks under its term life insurance policies with effective dates January 1, 2010 through December 31, 2013, through an automatic coinsurance agreement with PAR TERM.

Prudential Insurance

The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured. Effective July 1, 2012 the Company recaptured a portion of this agreement related to its universal life policies and now reinsures these risks with PAR U as discussed below.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


PAR U

Effective July 1, 2012, the Company, entered into an automatic coinsurance agreement with PAR U, an affiliated company, to reinsure an amount equal to 95% of all the risks associated with its universal life policies. During the fourth quarter of 2012, the agreement between the Company and PAR U was amended to revise language relating to the consideration due to PAR U.

Pruco Re

The Company uses reinsurance as part of its risk management and capital management strategies for certain of its optional living benefit features. Starting from 2005, the Company has entered into various automatic coinsurance agreements with Pruco Re, an affiliated company, to reinsure its living benefit features sold on certain of its annuities.

Affiliated Asset Administration Fee Income

The Company participates in a revenue sharing agreement with AST Investment Services, Inc, formerly known as American Skandia Investment Services, Inc, whereby the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust, formerly known as American Skandia Trust. Income received from AST Investment Services, Inc. related to this agreement was $26.4 million, $19.3 million and $12.3 million for the years ended December 31, 2013, 2012 and 2011, respectively. These revenues are recorded as "Asset administration fees" in the Statements of Operations and Comprehensive Income (Loss).

The Company participates in a revenue sharing agreement with Prudential Investments LLC, whereby the Company receives fee income from policyholders' account balances invested in The Prudential Series Fund ("PSF"). Income received from Prudential Investments LLC, related to this agreement was $6.6 million, $6.1 million and $6.0 million for the years ended December 31, 2013, 2012 and 2011, respectively. These revenues are recorded as "Asset administration fees" in the Company's Statements of Operations and Comprehensive Income (Loss).

Affiliated Investment Management Expenses

In accordance with an agreement with Prudential Investment Management, Inc. ("PIMI"), the Company pays investment management expenses to PIMI who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PIMI related to this agreement was $2.3 million, $2.6 million, and $2.3 million for the years ended
December 31, 2013, 2012 and 2011, respectively. These expenses are recorded as "Net Investment Income" in the Statements of Operations and Comprehensive Income (Loss).

Affiliated Asset Transfers

From time to time, the Company participates in affiliated asset trades with parent and sister companies. Book and market value differences for trades with a parent and sister are recognized within Additional paid-in-capital ("APIC") and Realized investment gain(loss), respectively.

                                                                                  Additional
                                                                                   Paid-in
                                                                                   Capital,       Realized
                                                                                  Net of Tax     Investment Derivative
                                                                                  Increase/        Gain/      Gain/
     Affiliate         Date   Transaction       Security Type       FV      BV    (Decrease)       (Loss)     (Loss)
      ---------       ------- -------------     -----------       ------- ------- ---------- -   ---------- ----------
                                                                                       (in millions)
Pruco Life            Dec-11  Purchase      Commercial Mortgages  $    11 $    10   $   (1)       $     -     $    -
Pruco Life            Dec-11  Sale          Fixed Maturities           14      13        1              -          -
                                            Fixed Maturities and
PAR U                 Sep-12  Sale          Commercial Mortgages      156     142        -             14         (5)
Prudential Financial  Sep-12  Transfer Out  Fixed Maturities           46      41        3              -          -
Prudential Insurance  Sep-13  Sale          Commercial Mortgages        2       2        1              -          -

Debt Agreements

The Company is authorized to borrow funds up to $200 million from affiliates to meet its capital and other funding needs.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


The following table provides the breakout of the Company's short-term and long-term debt with affiliates:

                                                 Amount of Notes -   Amount of Notes -
Affiliate                           Date Issued   December 31, 2013   December 31, 2012   Interest Rate   Date of Maturity
---------                         ------------- ------------------- ------------------- --------------- ------------------
                                                     (in thousands)
PFI                                12/16/2011       $    33,000         $    44,000      2.65% - 3.61%  12/2013 - 12/2016
Washington Street Investment       12/17/2012            52,000              65,000      0.95% - 1.87%  12/2013 - 12/2017
PFI                                11/15/2013             9,000                   -              2.24%         12/15/2018
PFI                                11/15/2013            23,000                   -              3.19%         12/15/2020
                                                    -----------         -----------
Total Loans Payable to Affiliate                    $   117,000         $   109,000
                                                    ===========         ===========

The total interest expense to the Company related to loans payable to affiliates was $2.3 million, $1.7 million, and $0.1 million for the years ended December 31, 2013, 2012, and 2011, respectively.

Contributed Capital and Dividends

In June 2013, the Company paid a dividend in the amount of $155 million to Pruco Life.

14.  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The unaudited quarterly results of operations for the years ended December 31, 2013 and 2012 are summarized in the table below:

                                                    March 31     June 30     September 30  December 31,
                                                   ----------------------------------------------------
                                                                      (in thousands)
2013
Total revenues                                     $    80,971 $    85,711  $      43,895  $    89,523
Total benefits and expenses                             21,433      25,360        (15,688)      37,786
Income (loss) from operations before income taxes       59,538      60,351         59,583       51,737
Net income (loss)                                  $    43,332 $    41,997  $      39,540  $    40,974
                                                   =========== ===========  =============  ===========

2012
Total revenues                                     $    79,015 $    60,048  $      69,626  $    75,916
Total benefits and expenses                                305     102,086         15,142       23,805
Income (loss) from operations before income taxes       78,710     (42,038)        54,484       52,111
Net income (loss)                                  $    53,391 $   (27,449) $      40,294  $    37,825
                                                   =========== ===========  =============  ===========

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of Pruco Life Insurance Company of New Jersey:

In our opinion, the accompanying statements of financial position and the related statements of operations and comprehensive income, of equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company of New Jersey (an indirect, wholly owned subsidiary of The Prudential Insurance Company of America) at December 31, 2013 and December 31, 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 13 of the financial statements, the Company has entered into extensive transactions with affiliated entities.

/s/
PRICEWATERHOUSECOOPERS LLP

New York, New York
March 10, 2014

                                    PART C

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)FINANCIAL STATEMENTS

(1) Financial Statements of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Registrant) consisting of the Statements of Net Assets as of December 31, 2013; the Statements of Operations for the period ended December 31, 2013; the Statements of Changes in Net Assets for the periods ended December 31, 2013 and December 31, 2012; and the Notes relating thereto appear at the end of the SAI (Part B of the Registration Statement).

(2) Financial Statements of Pruco Life Insurance Company of New Jersey (Depositor) consisting of the Statements of Financial Position as of December 31, 2013 and 2012; and the Related Statements of Operations, Changes in Stockholder's Equity and Cash Flows for the years ended December 31, 2013, 2012 and 2011; and the Notes to the Financial Statements appear at the end of the SAI (Part B of the Registration Statement).

(b)Exhibits are attached as indicated (all previously filed exhibits, as noted below, are incorporated herein by reference).


   (1) Resolution of the Board of Directors of Pruco Life Insurance Company of New Jersey establishing the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Note 3)

   (2) Agreements for custody of securities and similar investments--Not Applicable.

(3)(a)  Specimen Selected Broker Agreement used by PAD (Note 2)

   (b) Distribution and Underwriting Agreement between Prudential Annuities Distributors, Inc. "PAD" (Underwriter) and Pruco Life Insurance Company of New Jersey (Depositor). (Note 11)

(4)(a) The Prudential Premier Variable Annuity B and L Series individual annuity contract (including schedule pages for each B Series). (Note 1)

   (b) The Prudential Premier Variable Annuity B, L, and X Series individual annuity contract (including schedule pages for L and X Series). (Note 1)

   (c)  Enhanced Dollar Cost Averaging Rider. (Note 1)

   (d)  Enhanced Dollar Cost Averaging Schedule Supplement. (Note 1)

   (e)  Guaranteed Minimum Income Benefit Rider. (Note 1)

   (f)  Guaranteed Minimum Income Benefit Schedule Supplement. (Note 1)

   (g)  Highest Anniversary Value Death Benefit Rider. (Note 1)

   (h)  Highest Anniversary Value Death Benefit Schedule Supplement.
        (Note 1)

   (i)  Longevity Credit Rider. (Note 1)

   (j)  Guaranteed Minimum Payments Benefit Rider. (Note 1)

   (k)  Guaranteed Minimum Payments Benefit Schedule Supplement. (Note 1)

   (l)  403(b) Annuity Endorsement. (Note 1)

   (m)  Individual Retirement Annuity Endorsement. (Note 1)

   (n)  Roth Individual Retirement Annuity Endorsement. (Note 1)

   (o)  Highest Daily lifetime Five Benefit Rider (Enhanced) (Note 10)

   (p)  Highest Daily Lifetime Seven Benefit Rider (Note 11)

   (q) Rider for Highest Daily Lifetime Seven with Beneficiary Income Option. (Note 13)

   (r)  Schedule Supplement for Highest Daily Lifetime Seven with
        Beneficiary Income Option. (Note 13)

   (s)  Highest Daily Lifetime Seven Benefit Schedule Supplement
        (P-SCH-HD7-(1/09)NY) (Note 14)

   (t)  Highest Daily Lifetime Five Benefit Schedule Supplement
        (P-SCH-HDLT-(1/09)NY) (Note 14)

   (u)  Beneficiary Annuity Endorsement (P-END-BENE(2/09)NY) (Note 14)

   (v)  Beneficiary Individual Retirement Annuity Endorsement
        (P-END-IRABEN(2/09)NY) (Note 14)

   (w) Beneficiary Roth Individual Retirement Annuity Endorsement (P-END-ROTHBEN(2/09)NY) (Note 14)

   (x)  Highest Daily Lifetime 7 Plus Benefit Rider (P-RID-HD7-(2/09)NY)
        (Note 14)

   (y)  Highest Daily Lifetime 7 Plus Schedule Supplement
        (P-SCH-HD7-(2/09)NY) (Note 14)

   (z)  Highest Daily Lifetime 6 Plus Rider (P-RID-HD6-8/09)NY) (Note 15)

  (aa)  Highest Daily Lifetime 6 Plus schedule (P-SCH-HD6-8/09)NY) (Note
        15)

  (ab)  Highest Daily Lifetime 6 Plus Rider (P-RID-HD6-9/09)NY) (Note 16)

  (ac)  Highest Daily Lifetime 6 Plus Schedule (P-SCH-HD6-9/09)NY) (Note
        16)

  (ad)  Highest Daily GRO II Benefit rider (P-RID-HD GRO-11/09)NY) (Note
        17)

  (ae)  Highest Daily GRO II Benefit SCHEDULE (P-SCH-HD GRO-11/09)NY)
        (Note 17)

  (af)  Highest Daily GRO CAP Benefit SCHEDULE (P-SCH-HDGROCAP-11/09)NY)
        (Note 17)

  (ag)  Form of Highest Daily GRO II Benefit Schedule Supplement
        (P-SCH-HDGRO(8/10)NY). (Note 19)

  (ah)  Form of Highest Daily GRO Benefit Schedule Supplement
        (P-SCH-HDGROCAP(8/10)NY). (Note 19)

  (ai)  Amendatory for Endorsement. (Note 24)

(5)(a)  Application form for the Contract. (Note 7)

   (b)  Election form for Lifetime Five and Spousal Lifetime Five (Note 7)

(6)(a) Articles of Incorporation of Pruco Life Insurance Company of New Jersey, as amended February 12, 1998. (Note 5)

   (b) By-laws of Pruco Life Insurance Company of New Jersey, as amended August 4, 1999. (Note 6)

   (c) Certificate of Amendment to the Certificate of Incorporation dated October 1, 2012 (Note 23)

      (7) Contract of reinsurance in connection with variable annuity contracts:

      (a)  Coinsurance Agreement for LT5WB. (Note 1)

      (b)  Coinsurance Agreement for SLT5WB. (Note 18)

      (c)  Amendment 1 to Coinsurance Agreement for SLT5WB. (Note 18)

      (8) Other material contracts performed in whole or in part after the date the registration statement is filed:

      (a)  Copy of Fund Participation Agreement. (Note 4)

      (b)  Copy of Rule 22C-2 Agreement. (Note 9)

      (c)  Amendment to Fund Participation Agreement. (Note 24)

      (9)  Opinion of Counsel. (Note 7)

     (10) Written Consent of Independent Registered Public Accounting Firm. (Note 26)

     (11) All financial statements omitted from Item 23, Financial Statements--Not Applicable.

     (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

     (13)  Powers of Attorney.

      (a)  Power of Attorney for Bernard J. Jacob (Note 25)

      (b)  Power of Attorney for Robert F. O'Donnell (Note 26)

      (c)  Power of Attorney for Kent D. Sluyter (Note 22)

      (d)  Power of Attorney for Richard F. Lambert (Note 22)

      (e)  Power of Attorney for Yanela C. Frias (Note 25)

      (f)  Powers of Attorney for John Chieffo and Kenneth Y. Tanji (Note 24)

      (g)  Power of Attorney for Stephen Pelletier (Note 25)

 (Note 1) Incorporated by reference to Form N-4, Registration No. 333-131035, filed January 13, 2006 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

 (Note 2) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration No. 333-18117, filed April 16, 1999, on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

 (Note 3) Incorporated by reference to Form N-4, Registration No. 333-18113, filed December 18, 1996 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

 (Note 4) Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

 (Note 5) Incorporated by reference to Post-Effective Amendment No. 12 to Form S-1, Registration No. 33-20018, filed on April 16, 1999 on behalf of the Pruco Life of New Jersey Variable Contract Real Property Account.

 (Note 6) Incorporated by reference to Form S-6, Registration No. 333-85117 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

 (Note 7) Incorporated by reference to Pre-Effective Amendment No. 1, Form N-4, Registration No. 333-131035, filed April 14, 2006 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

 (Note 8) Incorporated by reference to Post-Effective Amendment No. 1, Form N-4, Registration No. 333-131035, filed October 6, 2006 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

 (Note 9) Incorporated by reference to Post-Effective Amendment No. 3, Form N-4, Registration No. 333-131035, filed April 19, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 10)  Incorporated by reference to Post-Effective Amendment No. 5, Form
           N-4, Registration No. 333-131035, filed August 3, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 11)  Incorporated by reference to Post-Effective Amendment No. 9, Form
           N-4, Registration No. 333-131035, filed December 18, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 12)  Incorporated by reference to Post-Effective Amendment No. 10,
           Form N-4, Registration No. 333-131035, filed April 15, 2008 on behalf of Pruco Life of New Jersey Flexible Premium variable Annuity Account.

(Note 13)  Incorporated by reference to Post-Effective Amendment No. 15,
           Form N-4, Registration No. 333-131035, filed October 31, 2008 on behalf of Pruco Life of New Jersey flexible Premium Variable Annuity Account.

(Note 14)  Incorporated by reference to Post-Effective Amendment No.18,
           Registration No. 333-131035 filed January 28, 2008 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 15)  Incorporated by reference to Post-Effective Amendment No. 22 to
           Form N-4, Registration 333-131035, filed on June 1, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 16)  Incorporated by reference to Post-Effective Amendment No. 23 to
           Form N-4 Registration 333-131035, filed on July 30, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 17)  Incorporated by reference to Post-Effective Amendment No. 24 to
           Form N-4 Registration 333-131035, filed on August 27, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 18)  Incorporated by reference to Post-Effective Amendment No. 26 to
           Form N-4 Registration 333-131035, filed on April 16, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 19)  Incorporated by reference to Post-Effective Amendment No. 27 to
           Form N-4 Registration 333-131035, filed on July 1, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 20)  Incorporated by reference to Post-Effective Amendment No. 31 to
           Form N-4 Registration No. 333-131035, filed December 8, 2011 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 21)  Incorporated by reference to Post-Effective Amendment No. 33 to
           Registration No. 333-131035, filed August 16, 2012 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 22)  Incorporated by reference to Post-Effective Amendment No. 35 to
           Registration No. 333-131035, filed February 13, 2013 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 23)  Incorporated by reference to the Annual Report on Form 10-K for the year ended December 31, 2012, filed March 15, 2013, on behalf of Pruco Life Insurance Company of New Jersey.

(Note 24)  Incorporated by reference to Post-Effective No.36 to Registration
           No. 333-131035 filed April 12, 2013 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 25)  Incorporated by reference to Post-Effective Amendment No. 38 to
           Registration No. 333-131035, filed April 11, 2014 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 26)  Filed Herewith

ITEM 25.DIRECTORS AND OFFICERS OF THE DEPOSITOR (ENGAGED DIRECTLY OR INDIRECTLY IN REGISTRANT'S VARIABLE ANNUITY BUSINESS):

The directors and major officers of Pruco Life of New Jersey are listed below:

NAME AND PRINCIPAL BUSINESS ADDRESS    POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------    --------------------------------------

John Chieffo                           Vice President and Director
213 Washington Street
Newark, New Jersey 07102-2917

Joseph D. Emanuel                      Vice President, Chief Legal Officer,
One Corporate Drive                    and Secretary
Shelton, Connecticut 06484-6208

Yanela C. Frias                        Vice President, Director,
213 Washington Street                  Chief Accounting Officer, and
Newark, New Jersey J 07102-2917        Chief Financial Officer

Theresa M. Dziedzic                     Senior Vice President, Chief Actuary,
213 Washington Street                   and Appointed Actuary
Newark, New Jersey 07102-2992

Bernard J. Jacob                       Director
751 Broad Street
Newark, New Jersey 07102-3714

Richard F. Lambert                     Director
751 Broad Street
Newark, New Jersey 07102-3714

James M. O'Connor                      Senior Vice President and Actuary
751 Broad Street
Newark, New Jersey 07102-3714

Robert F. O'Donnell                     Director, Chief Executive Officer,
One Corporate Drive                     and President
Shelton, Connecticut 06484-6208

Kent D. Sluyter                        Senior Vice President and Director
213 Washington Street
Newark, New Jersey 07102-2992

Kenneth Y. Tanji                       Director and Treasurer
751 Broad Street
Newark, New Jersey 07102-3714

Stephen Pelletier                      Senior Vice President
751 Broad Street
Newark, New Jersey 07102-3714

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.

The subsidiaries of Prudential Financial Inc. ("PFI") are listed under Exhibit
21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed in February 27, 2014, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).

ITEM 27. NUMBER OF CONTRACT OWNERS

As of October 31, 2014, there were 1,080 Qualified and 398 Non-Qualified Contract owners of the B share, 1,618 Qualified and 944 Non-Qualified Contract owners of the L share and 3,278 Qualified and 1,180 Non-Qualified Contract owners of the X share.

ITEM 28. INDEMNIFICATION

The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

New Jersey, being the state of organization of Pruco Life Insurance Company of New Jersey ("PLNJ"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in
Section 14A:3-5 of the New Jersey Statutes Annotated. The text of PLNJ's By-law, Article V, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 1A(6)(c) to Form S-6 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Prudential Annuities Distributors, Inc. (PAD)

PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.

(b) Information concerning the directors and officers of PAD is set forth below:

                                POSITIONS AND OFFICES
NAME                               WITH UNDERWRITER
-----------------------------  ------------------------
Bruce Ferris                   President and Chief
One Corporate Drive            Executive Officer and
Shelton, Connecticut           Director
06484-6208

Timothy S. Cronin              Senior Vice President
One Corporate Drive
Shelton, Connecticut
06484-6208

Yanela C. Frias                Senior Vice President
213 Washington Street          and Director
Newark, New Jersey 07102-2917

Rodney R. Allain               Senior Vice President
One Corporate Drive            and Director
Shelton, Connecticut
06484-6208

Dawn M. LeBlanc                Senior Vice President
One Corporate Drive            and Director
Shelton, Connecticut
06484-6208

Steven P. Marenakos            Senior Vice President
One Corporate Drive            and Director
Shelton, Connecticut
06484-6208

Christopher J. Hagan           Chief Operating Officer
2101 Welsh Road
Dresher, Pennsylvania
19025-5000

John D. Rosero                 Vice President,
213 Washington Street          Secretary and Chief
Newark, New Jersey 07102-2917  Legal Officer

Elizabeth Marin                Treasurer
751 Broad Street
Newark, New Jersey 07102-3714

Steven Weinreb                 Chief Financial Officer
3 Gateway Center               and Controller
Newark, New Jersey 07102-4061

Michael B. McCauley            Vice President and Chief
One Corporate Drive            Compliance Officer
Shelton, Connecticut
06484-6208

Robert R. Costello             Vice President
2101 Welsh Road
Dresher, Pennsylvania
19025-5000

Patricia L. Kelley             Vice President
One Corporate Drive
Shelton, Connecticut
06484-6208

Mark T. Livesay                Vice President
One Corporate Drive
Shelton, Connecticut
06484-6208

Andrew A. Morawiec             Vice President
One Corporate Drive
Shelton, Connecticut
06484-6208

William D. Wilcox              Vice President
280 Trumbull Street
Hartford, Connecticut
06103-3509

Richard W. Kinville            Anti-Money Laundering
751 Broad Street               Officer
Newark, New Jersey 07102-3714

(c) Commissions received by PAD during 2013 with respect to all individual annuities issued by Pruco Life of New Jersey.

                                          NET UNDERWRITING
                                           DISCOUNTS AND   COMPENSATION ON  BROKERAGE
NAME OF PRINCIPAL UNDERWRITER               COMMISSIONS      REDEMPTION    COMMISSIONS COMPENSATION
-----------------------------             ---------------- --------------- ----------- ------------
Prudential Annuities Distributors, Inc.*    $75,673,069         $-0-          $-0-         $-0-

* PAD did not retain any of these commissions.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31
(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.

ITEM 31. MANAGEMENT SERVICES

Summary of any contract not discussed in Part A or Part B of the registration statement under which management-related services are provided to the Registrant--Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on
November 28, 1988.

(e) Pruco Life Insurance Company of New Jersey hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life Insurance Company of New Jersey.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 18th day of December, 2014.

      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                  REGISTRANT

                BY: PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                                   DEPOSITOR

/s/ Robert F. O'Donnell
--------------------------
Robert F. O'Donnell
President and Chief
Executive Officer

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                                   DEPOSITOR

By:  /s/ Robert F. O'Donnell
     --------------------------
     Robert F. O'Donnell
     President and Chief
     Executive Officer

                                  SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE                           TITLE                    DATE
---------               -----------------------------  ------------------
Robert F. O'Donnell*
----------------------  Director, President and Chief
Robert F. O'Donnell     Executive Officer              December 18, 2014


Yanela C. Frias*        Chief Financial Officer,
----------------------  Chief Accounting Officer,
Yanela C. Frias         Vice President and Director    December 18, 2014

John Chieffo*
----------------------
John Chieffo            Director                       December 18, 2014

Kenneth Y. Tanji*
----------------------
Kenneth Y. Tanji        Director                       December 18, 2014

Bernard J. Jacob*
----------------------
Bernard J. Jacob        Director                       December 18, 2014

Richard F. Lambert*
----------------------
Richard F. Lambert      Director                       December 18, 2014

Kent D. Sluyter*
----------------------
Kent D. Sluyter         Director                       December 18, 2014

By:. /s/ William J. Evers
     --------------------------
     William J. Evers

* Executed by William J. Evers on behalf of those indicated pursuant to Power of Attorney.

                                   EXHIBITS

(b)10     Written Consent of Independent Registered Public Accounting Firm

(13)(b)   Power of Attorney for Robert F. 0'Donnell